UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Defensive Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

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STATE STREET DEFENSIVE GLOBAL EQUITY FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Defensive Global Equity Fund (the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Defensive Global Equity Portfolio (the “Portfolio”). The Fund’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class I was 19.42%, and the Index was 27.67% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of Fund underperformance during the Reporting Period relative to the Index. Under a backdrop of accommodative central bank policies and healthy consumer sentiments, global equity markets staged a sharp rally over the Reporting Period. The Portfolio’s defensive posture, with higher allocation to lower risk securities, faced a significant headwind in relative performance amid a sharp market rise that disproportionately benefitted high risk, high beta securities. Similarly, the Portfolio’s overweight of defensive sectors – Utilities and Consumer Staples and underweight of best performing Information Technology sector contributed to the Fund’s underperformance relative to the Index. The Portfolio’s stock selection further detracted from relative performance as the Portfolio’s tilt to value stocks underperformed during a period when richly valued, highest growth stocks delivered significant outperformance.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Target, Lockheed Martin and Autozone. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Japan Post Holdings, Pfizer and Japan Airlines.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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State Street Defensive Global Equity Fund
Performance Summary (Unaudited)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Defensive Global Equity Fund Class I	19.42%	10.87%
MSCI World Index(a)	27.67%	13.80%

*	Inception date is February 18, 2016.
(a)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,391,111
Receivable for investments sold	4,503
Receivable from Adviser	8,933
Prepaid expenses and other assets	6
TOTAL ASSETS	2,404,553
LIABILITIES
Advisory fee payable	1,541
Custodian fees payable	2,660
Administration fees payable	103
Trustees’ fees and expenses payable	1
Transfer agent fees payable	39
Registration and filing fees payable	470
Professional fees payable	9,603
Printing and postage fees payable	21,492
Accrued expenses and other liabilities	129
TOTAL LIABILITIES	36,038
NET ASSETS	$2,368,515
NET ASSETS CONSIST OF:
Paid-in Capital	$2,420,426
Total distributable earnings (loss)	(51,911)
NET ASSETS	$2,368,515
Class I
Net Assets	$2,368,515
Shares Outstanding	255,102
Net asset value, offering and redemption price per share	$ 9.28
COST OF INVESTMENTS:
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,534,774
Shares of affiliated State Street Defensive Global Equity Portfolio	220,582
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividend income from affiliated State Street Defensive Global Equity Portfolio	$ 83,319
EXPENSES
Advisory fee	17,007
Administration fees	1,134
Custodian fees	35,000
Trustees’ fees and expenses	18,056
Transfer agent fees	686
Sub-transfer agent fee	1,425
Registration and filing fees	20,893
Professional fees and expenses	53,838
Printing and postage fees	10,649
Insurance expense	20
Miscellaneous expenses	4,057
TOTAL EXPENSES	162,765
Expenses waived/reimbursed by the Adviser	(144,312)
NET EXPENSES	18,453
NET INVESTMENT INCOME (LOSS)	$ 64,866
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Defensive Global Equity Portfolio	(6,862)
Capital gain distributions from affiliated State Street Defensive Global Equity Portfolio	105,121
Net realized gain (loss)	98,259
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Defensive Global Equity Portfolio	233,754
NET REALIZED AND UNREALIZED GAIN (LOSS)	332,013
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 396,879
See accompanying notes to financial statements and financial statements of the Master Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 64,866	$ 91,782
Net realized gain (loss)	98,259	657,138
Net change in unrealized appreciation/depreciation	233,754	(1,144,102)
Net increase (decrease) in net assets resulting from operations	396,879	(395,182)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(679,703)	(169,911)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	115,801	589,000
Reinvestment of distributions	575,522	140,917
Cost of shares redeemed	(40,646)	(3,117,534)
Net increase (decrease) in net assets from beneficial interest transactions	650,677	(2,387,617)
Net increase (decrease) in net assets during the period	367,853	(2,952,710)
Net assets at beginning of period	2,000,662	4,953,372
NET ASSETS AT END OF PERIOD	$2,368,515	$ 2,000,662
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	9,784	46,968
Reinvestment of distributions	61,884	13,295
Shares redeemed	(3,416)	(270,385)
Net increase (decrease) from share transactions	68,252	(210,122)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 2/19/2016* - 12/31/16
Net asset value, beginning of period	$10.71	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.23	0.32	0.21
Net realized and unrealized gain (loss)	1.75	(1.02)	1.94	0.77
Total from investment operations	2.09	(0.79)	2.26	0.98
Distributions to shareholders from:
Net investment income	(0.55)	(0.50)	(0.39)	(0.31)
Net realized gains	(2.97)	(0.48)	(0.04)	(0.02)
Total distributions	(3.52)	(0.98)	(0.43)	(0.33)
Net asset value, end of period	$ 9.28	$10.71	$12.48	$10.65
Total return (b)	19.42%	(6.27)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,369	$2,001	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	7.18%	3.43%	4.48%	5.37%(c)
Net expenses	0.81%	0.76%	0.76%	0.75%(c)
Net investment income (loss)	2.86%	1.80%	2.72%	2.26%(c)
Portfolio turnover rate (d)	55%	64%	39%	38%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Defensive Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Once Class A has commenced operations, Class A shares will be available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Defensive Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s ownership interest in the Portfolio at 100.00% at December 31, 2019. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board. For the period ended December 31, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $144,312.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2019, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Defensive Global Equity Fund	1	11.48%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sales.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$104,995	$574,708	$679,703
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$ 86,188	$ 83,723	$ 169,911
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Defensive Global Equity Fund	$—	$—	$104,439	$(156,350)	$(51,911)
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Fund	$2,547,461	$—	$156,350	$(156,350)
6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Defensive Global Equity Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets year for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Fund
Class I(b)	0.83%	$1,061.40	$4.31	$1,021.00	$4.23
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2019:
Amount
State Street Defensive Global Equity Fund	$574,708
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.
SSITDISCEQTYAR

Semi-Annual Report
December 31, 2019
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	Market Value	% of Net Assets
Toyota Motor Corp.	35,491	1.5%
Roche Holding AG	35,345	1.5
Zurich Insurance Group AG	34,857	1.5
Sysco Corp.	33,959	1.4
Novo Nordisk A/S Class B	33,455	1.4
TOTAL	173,107	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Insurance	12.9%
Pharmaceuticals	12.9
Diversified Telecommunication Services	9.2
Banks	6.0
Health Care Providers & Services	4.4
Food & Staples Retailing	4.0
Specialty Retail	4.0
Food Products	3.8
Electric Utilities	3.6
Hotels, Restaurants & Leisure	3.3
IT Services	2.8
Multiline Retail	2.6
Health Care Equipment & Supplies	2.5
Multi-Utilities	2.5
Household Products	2.5
Automobiles	2.2
Beverages	2.0
Tobacco	2.0
Equity Real Estate Investment Trusts (REITs)	1.7
Commercial Services & Supplies	1.7
Metals & Mining	1.4
Technology Hardware, Storage & Peripherals	1.4
Airlines	1.4
Aerospace & Defense	1.3
Trading Companies & Distributors	1.2
Biotechnology	1.1
Household Durables	1.1
Communications Equipment	1.0
Oil, Gas & Consumable Fuels	1.0
Wireless Telecommunication Services	0.9
Construction & Engineering	0.6
Gas Utilities	0.3
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.3%
BHP Group, Ltd.	634	$ 17,345
Mirvac Group REIT	3,259	7,285
Qantas Airways, Ltd.	2,566	12,825
Scentre Group REIT	6,862	18,474
Sonic Healthcare, Ltd.	1,085	21,928
Telstra Corp., Ltd.	5,705	14,197
Wesfarmers, Ltd.	1,006	29,277
Woodside Petroleum, Ltd.	216	5,220
		126,551
BELGIUM — 0.9%
Ageas	359	21,229
BERMUDA — 0.7%
Everest Re Group, Ltd.	58	16,057
CANADA — 4.1%
BCE, Inc.	485	22,501
Kirkland Lake Gold, Ltd.	169	7,460
Loblaw Cos., Ltd.	85	4,392
Royal Bank of Canada	141	11,172
Sun Life Financial, Inc.	341	15,570
TELUS Corp.	610	23,652
Toronto-Dominion Bank	227	12,749
		97,496
DENMARK — 1.4%
Novo Nordisk A/S Class B	576	33,455
FRANCE — 1.6%
Peugeot SA	764	18,267
Sanofi	209	21,025
		39,292
GERMANY — 4.6%
Allianz SE	129	31,625
Deutsche Telekom AG	1,832	29,962
Merck KGaA	130	15,373
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	32,179
		109,139
HONG KONG — 1.1%
CLP Holdings, Ltd.	1,500	15,767
HKT Trust & HKT, Ltd.	7,000	9,864
		25,631
ITALY — 1.1%
Eni SpA	1,296	20,142
Snam SpA	1,138	5,986
		26,128
JAPAN — 13.3%
Astellas Pharma, Inc.	1,800	30,973
FUJIFILM Holdings Corp.	600	28,875
Fujitsu, Ltd.	200	18,900
ITOCHU Corp.	900	20,990
Security Description	Shares	Value
Japan Airlines Co., Ltd.	600	$ 18,755
Japan Post Holdings Co., Ltd.	2,400	22,658
Mitsubishi UFJ Financial Group, Inc.	3,300	18,013
Mitsui & Co., Ltd.	400	7,163
Mizuho Financial Group, Inc.	7,800	12,080
Nippon Telegraph & Telephone Corp.	1,200	30,443
NTT DOCOMO, Inc.	800	22,364
Sony Corp.	400	27,241
Sumitomo Mitsui Trust Holdings, Inc.	300	11,972
Tokio Marine Holdings, Inc.	200	11,261
Toyota Motor Corp.	500	35,491
		317,179
NETHERLANDS — 1.2%
Koninklijke Ahold Delhaize NV	1,185	29,656
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	6,222	18,176
NORWAY — 0.5%
DNB ASA	634	11,832
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,623
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	338	13,526
SWEDEN — 1.2%
Swedish Match AB	436	22,487
Telia Co. AB	1,271	5,465
		27,952
SWITZERLAND — 8.5%
Nestle SA	264	28,566
Novartis AG	342	32,457
Roche Holding AG	109	35,345
Swiss Life Holding AG	34	17,057
Swiss Re AG	286	32,104
Swisscom AG	46	24,350
Zurich Insurance Group AG	85	34,857
		204,736
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	13,363
UNITED STATES — 51.6%
Aflac, Inc.	539	28,513
Allstate Corp.	274	30,811
Ameren Corp.	144	11,059
American Electric Power Co., Inc.	136	12,853
Amgen, Inc.	104	25,071
Anthem, Inc.	68	20,538
AT&T, Inc.	319	12,467
AutoZone, Inc. (a)	28	33,357
Baxter International, Inc.	335	28,013
Bristol-Myers Squibb Co.	256	16,433
Coca-Cola Co.	386	21,365
DTE Energy Co.	227	29,481
Eli Lilly & Co.	227	29,835

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Entergy Corp.	183	$ 21,923
Eversource Energy	244	20,757
Exelon Corp.	217	9,893
HCA Healthcare, Inc.	209	30,892
Hershey Co.	149	21,900
Home Depot, Inc.	129	28,171
HP, Inc.	232	4,768
International Business Machines Corp.	201	26,942
Johnson & Johnson	208	30,341
JPMorgan Chase & Co.	194	27,044
Kellogg Co.	368	25,451
Kimberly-Clark Corp.	207	28,473
Lockheed Martin Corp.	80	31,150
McDonald's Corp.	142	28,061
Medtronic PLC	276	31,312
Merck & Co., Inc.	350	31,833
Mondelez International, Inc. Class A	261	14,376
Motorola Solutions, Inc.	149	24,010
Newmont Goldcorp Corp.	244	10,602
PepsiCo, Inc.	199	27,197
Pfizer, Inc.	785	30,756
Philip Morris International, Inc.	277	23,570
Pinnacle West Capital Corp.	56	5,036
Procter & Gamble Co.	258	32,224
Public Service Enterprise Group, Inc.	322	19,014
Republic Services, Inc.	107	9,590
Simon Property Group, Inc. REIT	70	10,427
Security Description	Shares	Value
Starbucks Corp.	302	$ 26,552
Sysco Corp.	397	33,959
Target Corp.	256	32,822
TJX Cos., Inc.	532	32,484
UGI Corp.	21	948
UnitedHealth Group, Inc.	105	30,868
US Bancorp	486	28,815
VEREIT, Inc.	608	5,618
Verizon Communications, Inc.	491	30,147
Walmart, Inc.	233	27,690
Waste Management, Inc.	277	31,567
Western Union Co.	824	22,067
Yum! Brands, Inc.	240	24,175
		1,233,221
TOTAL COMMON STOCKS (Cost $2,042,799)		2,374,242
TOTAL INVESTMENTS — 99.3% (Cost $2,042,799)		2,374,242
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		16,043
NET ASSETS — 100.0%		$ 2,390,285
(a)	Non-income producing security.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,374,242	$—	$—	$2,374,242
TOTAL INVESTMENTS	$2,374,242	$—	$—	$2,374,242
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$236,445	$236,445	$—	$—	—	$—	$219
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$261,939	$272,247	$—	$—		$—	$239
See accompanying notes to financial statements.
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,374,242
Foreign currency, at value	15,094
Receivable for investments sold	5,355
Dividends receivable — unaffiliated issuers	3,119
Dividends receivable — affiliated issuers	66
Receivable from Adviser	529
Receivable for foreign taxes recoverable	3,549
TOTAL ASSETS	2,401,954
LIABILITIES
Due to custodian	6,638
Payable for fund shares repurchased	4,503
Advisory fee payable	524
Trustees’ fees and expenses payable	4
TOTAL LIABILITIES	11,669
NET ASSETS	$2,390,285
NET ASSETS CONSIST OF:
Paid-in Capital	$2,041,460
Total distributable earnings (loss)	348,825
NET ASSETS	$2,390,285
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.84
Shares outstanding (unlimited amount authorized, no par value)	220,582
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,042,799
Foreign currency, at cost	$ 14,875
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 28,508
Dividend income — affiliated issuers	239
Foreign taxes withheld	(1,342)
TOTAL INVESTMENT INCOME (LOSS)	27,405
EXPENSES
Advisory fee	2,979
Trustees’ fees and expenses	15
Miscellaneous expenses	3
TOTAL EXPENSES	2,997
Expenses waived/reimbursed by the Adviser	(2,997)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 27,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,369
Foreign currency transactions	(85)
Net realized gain (loss)	46,284
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	78,622
Foreign currency translations	247
Net change in unrealized appreciation/depreciation	78,869
NET REALIZED AND UNREALIZED GAIN (LOSS)	125,153
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$152,558
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,405	$ 101,470
Net realized gain (loss)	46,284	83,542
Net change in unrealized appreciation/depreciation	78,869	(204,703)
Net increase (decrease) in net assets resulting from operations	152,558	(19,691)
Distributions to shareholders	(188,440)	(351,241)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	119,353	631,379
Reinvestment of distributions	188,440	351,241
Cost of shares redeemed	(171,500)	(3,326,507)
Net increase (decrease) in net assets from beneficial interest transactions	136,293	(2,343,887)
Net increase (decrease) in net assets during the period	100,411	(2,714,819)
Net assets at beginning of period	2,289,874	5,004,693
NET ASSETS AT END OF PERIOD	$2,390,285	$ 2,289,874
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,616	51,951
Reinvestment of distributions	17,400	36,856
Shares redeemed	(15,679)	(288,025)
Net increase (decrease) from share transactions	12,337	(199,218)
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.13	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	0.59	0.39	0.36	1.21	0.74
Total from investment operations	0.72	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$10.84	$11.00	$12.28	$12.03	$10.89
Total return (b)	6.52%(c)	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,390	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)	—%	—%	—%	—%(d)
Net investment income (loss)	2.30%(d)	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	22%(c)	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2021 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund. This waiver may not be terminated prior to April 30, 2021 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended December 31, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $2,997.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Portfolio.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$514,801	$535,730
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$2,043,747	$360,315	$29,820	$330,495
7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2019.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,065.20	$0.00	$1,025.10	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing the Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
SSGA FM has been designated by the Board to administer the Portfolio’s liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported the Portfolio’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of the Portfolio’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage the Portfolio’s liquidity risk; and
•	the program operated adequately during the period.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
14

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2020 State Street Corporation -All Rights Reserved
SSITDISCEQTYAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's and the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or the Portfolio (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund's and the Portfolio's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

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STATE STREET EQUITY 500 INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Fund normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index.
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was 31.14%, and the Index was 31.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index started the new year just a hair above 2,500 in terms of price index levels. As the recovery in stocks took shape amid expectations for easing monetary conditions, technical strategists noted that a level of 2,600 was likely to provide some resistance. Right around mid-January the Index overtook that psychological level, amid some encouraging early signs from fourth-quarter earnings. The progression of both economic data points and earnings releases provided a reasonable amount of fodder for both bulls and bears to latch onto, but a temporary measure to end the US government shutdown and a dovish turn from the Federal Reserve helped the Index eclipse 2,700 by the end of January. This meant the Index returned over 8% for the month. The next two months of Q1 posted positive returns, albeit at a decelerating pace, to end the quarter up 13.65%.
April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. The Index closed the month at a new all-time high. As quickly as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the United States and the rest of the world took center stage, battering equity markets. As May turned to June, liquidity returned and sent the Index to new all-time highs. The Index after the first six months closed with a positive 18.54% return.
Markets entered the third quarter with a sense of cautious optimism following the G20 summit in Japan, where the United States and China reached a truce on the ongoing trade conflict and also agreed to restart trade negotiations. The favorable sentiment would prevail for much of July, as the Index eclipsed 3,000 for the first time ever. However, as the calendar shifted into August and September the market flattened and barely posted any gain over the next two months.
Apart from some modest hiccups at the beginning of October and end of November, US equities made mostly uninterrupted progress during the fourth quarter. Markets started out with some back and forth price action as investors balanced weak manufacturing data and the likelihood of lower interest rates with third-quarter earnings expectations that were relatively downbeat. An apparent truce in the US/China trade conflict helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for the middle of October. Turning to November, the Index advanced nearly 1% on the first day of month. US stocks then hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the US House of Representatives. Equity markets recovered right up until the end of November when news that President Trump had signed that same bill led to a risk-off environment. US markets were still a little jittery in early December as President Trump announced the re-imposition of steel and aluminum tariffs on Brazil and Argentina, but the announcement later in the month of a Phase One trade deal with China carried equity markets into a strong close for 2019. The Index rallied 9.07% in the fourth quarter and added 31.49% for the Reporting Period overall.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Facebook, Inc. Class A, and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corporation, Pfizer Inc., and PG&E Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Average Annual Total Return Ten Years Ended December 31, 2019
State Street Equity 500 Index Fund Administrative Shares	31.14%	11.41%	13.28%
State Street Equity 500 Index Fund Service Shares	30.99%	11.31%	13.16%
State Street Equity 500 Index Fund Class R Shares	30.58%	10.91%	12.77%
State Street Equity 500 Index Fund Class A Shares(a)	30.78%	11.13%	12.98%
State Street Equity 500 Index Fund Class I Shares(b)	31.17%	11.42%	13.26%
State Street Equity 500 Index Fund Class K Shares(c)	31.39%	11.59%	13.36%
S&P 500® Index(d)	31.49%	11.70%	13.56%

(a)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(b)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(c)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(d)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,197,299,839
Receivable for fund shares sold	2,129,180
Receivable from Adviser	91,926
Prepaid expenses and other assets	2,790
TOTAL ASSETS	1,199,523,735
LIABILITIES
Payable for investments purchased	399,936
Payable for fund shares repurchased	1,680,501
Advisory fee payable	19,743
Custodian fees payable	4,021
Administration fees payable	43,698
Distribution fees payable	65,365
Transfer agent fees payable	15,143
Sub-transfer agent fee payable	34,358
Registration and filing fees payable	14,155
Professional fees payable	8,494
Printing and postage fees payable	29,016
Accrued expenses and other liabilities	265
TOTAL LIABILITIES	2,314,695
NET ASSETS	$1,197,209,040
NET ASSETS CONSIST OF:
Paid-in Capital	$ 877,143,905
Total distributable earnings (loss)	320,065,135
NET ASSETS	$1,197,209,040
Administrative Shares
Net Assets	$ 241,793,829
Shares Outstanding	9,789,130
Net asset value, offering and redemption price per share	$ 24.70
Service Shares
Net Assets	$ 20,457,191
Shares Outstanding	829,108
Net asset value, offering and redemption price per share	$ 24.67
Class R Shares
Net Assets	$ 37,221,855
Shares Outstanding	1,508,037
Net asset value, offering and redemption price per share	$ 24.68
Class A Shares
Net Assets	$ 55,604,495
Shares Outstanding	2,251,290
Net asset value, offering and redemption price per share	$ 24.70
Maximum sales charge	5.25%
Maximum offering price per share	$ 26.07
Class I Shares
Net Assets	$ 14,477,874
Shares Outstanding	585,991
Net asset value, offering and redemption price per share	$ 24.71
Class K Shares
Net Assets	$ 827,653,796
Shares Outstanding	33,498,611
Net asset value, offering and redemption price per share	$ 24.71
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$ 876,939,004
Shares of affiliated State Street Equity 500 Index II Portfolio	79,238,904
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ 21,541,327
EXPENSES
Advisory fee	203,907
Administration fees	509,767
Sub-transfer agent fee
Class A Shares	85,543
Class I Shares	21,845
Distribution fees
Administrative Shares	359,249
Service Shares	56,971
Class R Shares	216,499
Class A Shares	107,629
Custodian fees	48,476
Trustees’ fees and expenses	18,000
Transfer agent fees	136,672
Registration and filing fees	112,257
Professional fees	47,534
Printing and postage fees	102,090
Insurance expense	5,156
Miscellaneous expenses	18,983
TOTAL EXPENSES	2,050,578
Expenses waived/reimbursed by the Adviser	(998,935)
NET EXPENSES	1,051,643
NET INVESTMENT INCOME (LOSS)	$ 20,489,684
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(195,128)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	5,616,125
Net realized gain (loss)	5,420,997
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	241,955,281
NET REALIZED AND UNREALIZED GAIN (LOSS)	247,376,278
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$267,865,962
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,489,684	$ 15,536,242
Net realized gain (loss)	5,420,997	24,899,024
Net change in unrealized appreciation/depreciation	241,955,281	(81,450,733)
Net increase (decrease) in net assets resulting from operations	267,865,962	(41,015,467)
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(9,939,738)	(10,174,158)
Service Shares	(824,132)	(978,293)
Class R Shares	(1,368,384)	(1,376,029)
Class A Shares	(2,086,264)	(1,405,739)
Class I Shares	(596,779)	(719,749)
Class K Shares	(35,230,578)	(23,877,315)
Total distributions to shareholders	(50,045,875)	(38,531,283)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	14,803,388	9,357,778
Reinvestment of distributions	9,939,738	10,174,158
Cost of shares redeemed	(50,352,078)	(62,219,183)
Net increase (decrease) from capital share transactions	(25,608,952)	(42,687,247)
Service Shares
Proceeds from sale of shares sold	3,698,474	4,102,665
Reinvestment of distributions	824,131	978,293
Cost of shares redeemed	(9,865,290)	(10,238,706)
Net increase (decrease) from capital share transactions	(5,342,685)	(5,157,748)
Class R Shares
Proceeds from sale of shares sold	6,798,328	4,648,251
Reinvestment of distributions	1,368,384	1,376,031
Cost of shares redeemed	(11,252,184)	(13,452,753)
Net increase (decrease) from capital share transactions	(3,085,472)	(7,428,471)
Class A Shares
Proceeds from sale of shares sold	21,123,719	31,494,823
Reinvestment of distributions	2,083,022	1,402,869
Cost of shares redeemed	(8,312,522)	(3,391,762)
Net increase (decrease) from capital share transactions	14,894,219	29,505,930
Class I Shares
Proceeds from sale of shares sold	9,836,747	6,685,907
Reinvestment of distributions	596,780	719,747
Cost of shares redeemed	(14,359,801)	(7,437,392)
Net increase (decrease) from capital share transactions	(3,926,274)	(31,738)
Class K Shares
Proceeds from sale of shares sold	324,590,677	194,346,788
Reinvestment of distributions	35,035,317	23,710,448
Cost of shares redeemed	(154,736,207)	(95,198,585)
Net increase (decrease) from capital share transactions	204,889,787	122,858,651
Net increase (decrease) in net assets from beneficial interest transactions	181,820,623	97,059,377
Net increase (decrease) in net assets during the period	399,640,710	17,512,627
Net assets at beginning of period	797,568,330	780,055,703
NET ASSETS AT END OF PERIOD	$1,197,209,040	$797,568,330
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	643,617	419,401
Reinvestment of distributions	401,281	521,752
Shares redeemed	(2,117,161)	(2,783,808)
Net increase (decrease) from share transactions	(1,072,263)	(1,842,655)
Service Shares
Shares sold	164,005	184,234
Reinvestment of distributions	33,312	50,220
Shares redeemed	(433,556)	(459,714)
Net increase (decrease) from share transactions	(236,239)	(225,260)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/19	Year Ended 12/31/18
Class R Shares
Shares sold	307,724	212,430
Reinvestment of distributions	55,288	70,602
Shares redeemed	(490,856)	(602,656)
Net increase (decrease) from share transactions	(127,844)	(319,624)
Class A Shares
Shares sold	915,965	1,409,087
Reinvestment of distributions	84,095	71,942
Shares redeemed	(366,573)	(154,202)
Net increase (decrease) from share transactions	633,487	1,326,827
Class I Shares
Shares sold	452,954	299,239
Reinvestment of distributions	24,093	36,891
Shares redeemed	(628,914)	(341,813)
Net increase (decrease) from share transactions	(151,867)	(5,683)
Class K Shares
Shares sold	14,135,442	8,642,565
Reinvestment of distributions	1,414,425	1,215,297
Shares redeemed	(6,746,046)	(4,257,351)
Net increase (decrease) from share transactions	8,803,821	5,600,511
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.34	0.38	0.26	0.31
Net realized and unrealized gain (loss)	5.73	(1.33)	3.66	1.76	(0.12)
Total from investment operations	6.12	(0.99)	4.04	2.02	0.19
Distributions to shareholders from:
Net investment income	(0.44)	(0.39)	(0.46)	(0.28)	(0.29)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(1.06)	(0.99)	(1.25)	(0.36)	(0.29)
Net asset value, end of period	$ 24.70	$ 19.64	$ 21.62	$ 18.83	$ 17.17
Total return (b)	31.14%	(4.56)%	21.43%	11.75%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$241,794	$213,270	$274,650	$277,141	$261,038
Ratios to Average Net Assets:
Total expenses	0.27%(c)	0.27%(c)	0.26%(c)	0.27%(c)	0.31%(c)
Net expenses	0.17%(c)	0.17%(c)	0.18%(c)	0.18%(c)	0.18%(c)
Net investment income (loss)	1.68%	1.51%	1.83%	1.48%	1.76%
Portfolio turnover rate	21%(d)	8%(d)	30%(d)	5%(d)	5%(d)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.62	$ 21.60	$ 18.81	$ 17.15	$ 17.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.32	0.15	0.26	0.22
Net realized and unrealized gain (loss)	5.77	(1.33)	3.87	1.74	(0.05)
Total from investment operations	6.08	(1.01)	4.02	2.00	0.17
Distributions to shareholders from:
Net investment income	(0.41)	(0.37)	(0.44)	(0.26)	(0.27)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(1.03)	(0.97)	(1.23)	(0.34)	(0.27)
Net asset value, end of period	$ 24.67	$ 19.62	$ 21.60	$ 18.81	$ 17.15
Total return (b)	30.99%	(4.66)%	21.33%	11.65%	0.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,457	$20,897	$27,876	$124,591	$104,730
Ratios to Average Net Assets:
Total expenses	0.37%(c)	0.37%(c)	0.36%(c)	0.37%(c)	0.41%(c)
Net expenses	0.27%(c)	0.27%(c)	0.28%(c)	0.27%(c)	0.28%(c)
Net investment income (loss)	1.36%	1.44%	0.73%	1.46%	1.25%
Portfolio turnover rate	21%(d)	8%(d)	30%(d)	5%(d)	5%(d)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.62	$ 21.61	$ 18.81	$ 17.15	$ 17.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.24	0.29	0.18	0.19
Net realized and unrealized gain (loss)	5.71	(1.33)	3.66	1.76	(0.09)
Total from investment operations	6.00	(1.09)	3.95	1.94	0.10
Distributions to shareholders from:
Net investment income	(0.32)	(0.30)	(0.36)	(0.20)	(0.21)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(0.94)	(0.90)	(1.15)	(0.28)	(0.21)
Net asset value, end of period	$ 24.68	$ 19.62	$ 21.61	$ 18.81	$ 17.15
Total return (b)	30.58%	(5.04)%	20.96%	11.26%	0.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,222	$32,099	$42,249	$39,086	$37,845
Ratios to Average Net Assets:
Total expenses	0.72%(c)	0.72%(c)	0.71%(c)	0.72%(c)	0.76%(c)
Net expenses	0.62%(c)	0.62%(c)	0.63%(c)	0.63%(c)	0.63%(c)
Net investment income (loss)	1.27%	1.06%	1.41%	0.99%	1.09%
Portfolio turnover rate	21%(d)	8%(d)	30%(d)	5%(d)	5%(d)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.64	$ 21.63	$18.83	$17.17	$17.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.64	0.16	0.68	0.25
Net realized and unrealized gain (loss)	5.63	(1.66)	3.82	0.29	(0.11)
Total from investment operations	6.05	(1.02)	3.98	1.97	0.14
Distributions to shareholders from:
Net investment income	(0.37)	(0.37)	(0.39)	(0.23)	(0.24)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(0.99)	(0.97)	(1.18)	(0.31)	(0.24)
Net asset value, end of period	$ 24.70	$ 19.64	$21.63	$18.83	$17.17
Total return (b)	30.78%	(4.72)%	21.12%	11.42%	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,604	$31,766	$6,293	$7,509	$ 60
Ratios to Average Net Assets:
Total expenses	0.57%(c)	0.38%(c)	0.56%(c)	0.57%(c)	0.61%(c)
Net expenses	0.47%(c)	0.28%(c)	0.48%(c)	0.48%(c)	0.48%(c)
Net investment income (loss)	1.81%	2.89%	0.79%	3.69%	1.43%
Portfolio turnover rate	21%(d)	8%(d)	30%(d)	5%(d)	5%(d)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.65	$ 21.63	$ 18.84	$17.17	$17.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.44	0.89	2.86	0.29
Net realized and unrealized gain (loss)	5.81	(1.41)	3.14	(0.84)	(0.11)
Total from investment operations	6.13	(0.97)	4.03	2.02	0.18
Distributions to shareholders from:
Net investment income	(0.45)	(0.41)	(0.45)	(0.27)	(0.28)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(1.07)	(1.01)	(1.24)	(0.35)	(0.28)
Net asset value, end of period	$ 24.71	$ 19.65	$ 21.63	$18.84	$17.17
Total return (b)	31.17%	(4.45)%	21.35%	11.75%	1.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,478	$14,496	$16,084	$4,469	$ 50
Ratios to Average Net Assets:
Total expenses	0.24%(c)	0.15%(c)	0.31%(c)	0.32%(c)	0.36%(c)
Net expenses	0.15%(c)	0.05%(c)	0.23%(c)	0.23%(c)	0.23%(c)
Net investment income (loss)	1.38%	1.98%	4.21%	15.53%(d)	1.66%
Portfolio turnover rate	21%(e)	8%(e)	30%(e)	5%(e)	5%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 19.64	$ 21.62	$ 18.83	$ 17.17	$ 17.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.47	0.44	0.44	1.45
Net realized and unrealized gain (loss)	5.66	(1.43)	3.64	1.61	(1.23)
Total from investment operations	6.17	(0.96)	4.08	2.05	0.22
Distributions to shareholders from:
Net investment income	(0.48)	(0.42)	(0.50)	(0.31)	(0.32)
Net realized gains	(0.62)	(0.60)	(0.79)	(0.08)	—
Total distributions	(1.10)	(1.02)	(1.29)	(0.39)	(0.32)
Net asset value, end of period	$ 24.71	$ 19.64	$ 21.62	$ 18.83	$ 17.17
Total return (b)	31.39%	(4.42)%	21.61%	11.92%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$827,654	$485,040	$412,903	$369,915	$62,064
Ratios to Average Net Assets:
Total expenses	0.12%(c)	0.12%(c)	0.11%(c)	0.12%(c)	0.16%(c)
Net expenses	0.02%(c)	0.02%(c)	0.03%(c)	0.03%(c)	0.03%(c)
Net investment income (loss)	2.22%	2.08%	2.14%	2.42%	8.45%(d)
Portfolio turnover rate	21%(e)	8%(e)	30%(e)	5%(e)	5%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(d)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	95.9%
Short-Term Investments	3.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Information Technology	22.2%
Health Care	13.6
Financials	12.4
Communication Services	10.0
Consumer Discretionary	9.4
TOTAL	67.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 95.9%
COMMUNICATION SERVICES — 10.0%
Activision Blizzard, Inc.	88,500	$ 5,258,670
Alphabet, Inc. Class A (a)	34,567	46,298,694
Alphabet, Inc. Class C (a)	34,487	46,109,809
AT&T, Inc.	843,740	32,973,359
Cars.com, Inc. (a)	1	12
CenturyLink, Inc.	112,178	1,481,871
Charter Communications, Inc. Class A (a)	18,100	8,779,948
Comcast Corp. Class A	524,266	23,576,242
Discovery, Inc. Class A (a)(b)	20,703	677,816
Discovery, Inc. Class C (a)	43,704	1,332,535
DISH Network Corp. Class A (a)	29,118	1,032,816
Electronic Arts, Inc. (a)	33,579	3,610,078
Facebook, Inc. Class A (a)	277,993	57,058,063
Fox Corp. Class A	40,566	1,503,782
Fox Corp. Class B	20,100	731,640
Interpublic Group of Cos., Inc.	44,166	1,020,235
Live Nation Entertainment, Inc. (a)	16,100	1,150,667
Netflix, Inc. (a)	50,604	16,373,936
News Corp. Class A	50,888	719,556
News Corp. Class B	11,400	165,414
Omnicom Group, Inc.	24,991	2,024,771
Take-Two Interactive Software, Inc. (a)	14,300	1,750,749
T-Mobile US, Inc. (a)	36,400	2,854,488
Twitter, Inc. (a)	89,200	2,858,860
Verizon Communications, Inc.	477,715	29,331,701
ViacomCBS, Inc. Class B	62,081	2,605,540
Walt Disney Co.	208,164	30,106,759
		321,388,011
CONSUMER DISCRETIONARY — 9.4%
Advance Auto Parts, Inc.	7,900	1,265,264
Amazon.com, Inc. (a)	48,090	88,862,626
Aptiv PLC	29,319	2,784,425
AutoZone, Inc. (a)	2,776	3,307,077
Best Buy Co., Inc.	26,106	2,292,107
Booking Holdings, Inc. (a)	4,824	9,907,193
BorgWarner, Inc.	23,477	1,018,432
Capri Holdings, Ltd. (a)	17,814	679,604
CarMax, Inc. (a)	18,803	1,648,459
Carnival Corp.	46,001	2,338,231
Chipotle Mexican Grill, Inc. (a)	2,986	2,499,610
D.R. Horton, Inc.	38,497	2,030,717
Darden Restaurants, Inc.	14,071	1,533,880
Dollar General Corp.	29,313	4,572,242
Dollar Tree, Inc. (a)	27,226	2,560,605
eBay, Inc.	87,945	3,175,694
Expedia Group, Inc.	16,034	1,733,917
Ford Motor Co.	448,338	4,169,543
Gap, Inc.	25,934	458,513
Security Description	Shares	Value
Garmin, Ltd.	16,540	$ 1,613,642
General Motors Co.	144,823	5,300,522
Genuine Parts Co.	16,689	1,772,872
H&R Block, Inc. (b)	21,864	513,367
Hanesbrands, Inc.	46,800	694,980
Harley-Davidson, Inc. (b)	21,016	781,585
Hasbro, Inc.	14,597	1,541,589
Hilton Worldwide Holdings, Inc.	32,500	3,604,575
Home Depot, Inc.	126,002	27,516,317
Kohl's Corp.	19,545	995,818
L Brands, Inc.	27,121	491,433
Las Vegas Sands Corp.	38,800	2,678,752
Leggett & Platt, Inc. (b)	17,054	866,855
Lennar Corp. Class A	32,106	1,791,194
LKQ Corp. (a)	35,000	1,249,500
Lowe's Cos., Inc.	88,450	10,592,772
Macy's, Inc. (b)	38,862	660,654
Marriott International, Inc. Class A	31,255	4,732,945
McDonald's Corp.	86,910	17,174,285
MGM Resorts International	59,000	1,962,930
Mohawk Industries, Inc. (a)	6,731	917,974
Newell Brands, Inc.	43,241	831,092
NIKE, Inc. Class B	143,806	14,568,986
Nordstrom, Inc. (b)	15,577	637,567
Norwegian Cruise Line Holdings, Ltd. (a)	24,300	1,419,363
NVR, Inc. (a)	400	1,523,364
O'Reilly Automotive, Inc. (a)	8,680	3,804,097
PulteGroup, Inc.	29,062	1,127,606
PVH Corp.	9,249	972,532
Ralph Lauren Corp.	6,279	736,024
Ross Stores, Inc.	41,656	4,849,592
Royal Caribbean Cruises, Ltd.	19,700	2,630,147
Starbucks Corp.	136,330	11,986,134
Tapestry, Inc.	31,328	844,916
Target Corp.	58,472	7,496,695
Tiffany & Co.	12,399	1,657,126
TJX Cos., Inc.	139,874	8,540,706
Tractor Supply Co.	15,426	1,441,405
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,500	1,645,410
Under Armour, Inc. Class A (a)(b)	26,624	575,078
Under Armour, Inc. Class C (a)	27,575	528,888
VF Corp.	37,644	3,751,601
Whirlpool Corp.	8,402	1,239,547
Wynn Resorts, Ltd.	11,041	1,533,264
Yum! Brands, Inc.	34,802	3,505,605
		302,139,445
CONSUMER STAPLES — 6.9%
Altria Group, Inc.	215,529	10,757,052
Archer-Daniels-Midland Co.	64,032	2,967,883
Brown-Forman Corp. Class B	20,852	1,409,595
Campbell Soup Co.	19,182	947,974

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Church & Dwight Co., Inc.	28,100	$ 1,976,554
Clorox Co.	14,364	2,205,449
Coca-Cola Co.	445,300	24,647,355
Colgate-Palmolive Co.	98,823	6,802,975
Conagra Brands, Inc.	55,824	1,911,414
Constellation Brands, Inc. Class A	19,250	3,652,687
Costco Wholesale Corp.	50,955	14,976,694
Coty, Inc. Class A	39,812	447,885
Estee Lauder Cos., Inc. Class A	25,641	5,295,892
General Mills, Inc.	69,542	3,724,670
Hershey Co.	17,067	2,508,508
Hormel Foods Corp. (b)	31,802	1,434,588
J.M. Smucker Co.	14,305	1,489,580
Kellogg Co.	28,528	1,972,996
Kimberly-Clark Corp.	39,527	5,436,939
Kraft Heinz Co.	71,518	2,297,873
Kroger Co.	92,142	2,671,197
Lamb Weston Holdings, Inc.	16,700	1,436,701
McCormick & Co., Inc.	14,192	2,408,808
Molson Coors Brewing Co. Class B	23,553	1,269,507
Mondelez International, Inc. Class A	166,115	9,149,614
Monster Beverage Corp. (a)	43,835	2,785,714
PepsiCo, Inc.	161,016	22,006,057
Philip Morris International, Inc.	179,612	15,283,185
Procter & Gamble Co.	288,026	35,974,447
Sysco Corp.	58,774	5,027,528
Tyson Foods, Inc. Class A	33,944	3,090,262
Walmart, Inc.	163,803	19,466,349
Walgreens Boots Alliance, Inc.	86,405	5,094,439
		222,528,371
ENERGY — 4.2%
Apache Corp.	47,855	1,224,609
Baker Hughes Co.	74,479	1,908,897
Cabot Oil & Gas Corp.	55,078	958,908
Chevron Corp.	218,412	26,320,830
Cimarex Energy Co.	11,458	601,430
Concho Resources, Inc.	23,100	2,022,867
ConocoPhillips	126,527	8,228,051
Devon Energy Corp.	44,101	1,145,303
Diamondback Energy, Inc.	18,500	1,717,910
EOG Resources, Inc.	67,071	5,617,867
Exxon Mobil Corp.	488,675	34,099,742
Halliburton Co.	100,767	2,465,769
Helmerich & Payne, Inc.	13,726	623,572
Hess Corp.	29,657	1,981,384
HollyFrontier Corp.	20,000	1,014,200
Kinder Morgan, Inc.	224,350	4,749,490
Marathon Oil Corp.	104,288	1,416,231
Marathon Petroleum Corp.	74,741	4,503,145
National Oilwell Varco, Inc.	44,016	1,102,601
Noble Energy, Inc.	54,625	1,356,885
Occidental Petroleum Corp.	102,873	4,239,396
ONEOK, Inc.	47,496	3,594,022
Security Description	Shares	Value
Phillips 66	51,173	$ 5,701,184
Pioneer Natural Resources Co.	19,076	2,887,534
Schlumberger, Ltd.	159,550	6,413,910
TechnipFMC PLC	47,791	1,024,639
Valero Energy Corp.	47,323	4,431,799
Williams Cos., Inc.	139,358	3,305,572
		134,657,747
FINANCIALS — 12.4%
Aflac, Inc.	84,506	4,470,367
Allstate Corp.	37,339	4,198,771
American Express Co.	77,412	9,637,020
American International Group, Inc.	100,201	5,143,317
Ameriprise Financial, Inc.	14,544	2,422,740
Aon PLC	26,965	5,616,540
Arthur J Gallagher & Co.	21,400	2,037,922
Assurant, Inc.	7,885	1,033,566
Bank of America Corp.	935,105	32,934,398
Bank of New York Mellon Corp.	96,694	4,866,609
Berkshire Hathaway, Inc. Class B (a)	225,984	51,185,376
BlackRock, Inc.	13,616	6,844,763
Capital One Financial Corp.	53,695	5,525,753
Cboe Global Markets, Inc.	14,100	1,692,000
Charles Schwab Corp.	131,804	6,268,598
Chubb, Ltd.	52,253	8,133,702
Cincinnati Financial Corp.	17,409	1,830,556
Citigroup, Inc.	252,127	20,142,426
Citizens Financial Group, Inc.	49,900	2,026,439
CME Group, Inc.	41,363	8,302,381
Comerica, Inc.	16,427	1,178,637
Discover Financial Services	36,028	3,055,895
E*TRADE Financial Corp.	25,742	1,167,915
Everest Re Group, Ltd.	4,700	1,301,148
Fifth Third Bancorp	81,462	2,504,142
First Republic Bank	19,300	2,266,785
Franklin Resources, Inc.	37,989	986,954
Globe Life, Inc.	12,412	1,306,363
Goldman Sachs Group, Inc.	36,746	8,449,008
Hartford Financial Services Group, Inc.	41,367	2,513,873
Huntington Bancshares, Inc.	118,291	1,783,828
Intercontinental Exchange, Inc.	64,185	5,940,322
Invesco, Ltd.	42,111	757,156
JPMorgan Chase & Co.	362,343	50,510,614
KeyCorp	113,096	2,289,063
Lincoln National Corp.	22,682	1,338,465
Loews Corp.	29,219	1,533,705
M&T Bank Corp.	15,163	2,573,919
MarketAxess Holdings, Inc.	4,300	1,630,173
Marsh & McLennan Cos., Inc.	58,219	6,486,179
MetLife, Inc.	90,070	4,590,868
Moody's Corp.	18,732	4,447,164
Morgan Stanley	141,875	7,252,650
MSCI, Inc.	9,700	2,504,346
Nasdaq, Inc.	13,075	1,400,333

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Northern Trust Corp.	24,296	$ 2,581,207
People's United Financial, Inc.	50,366	851,185
PNC Financial Services Group, Inc.	50,575	8,073,287
Principal Financial Group, Inc.	29,565	1,626,075
Progressive Corp.	67,349	4,875,394
Prudential Financial, Inc.	46,302	4,340,350
Raymond James Financial, Inc.	14,100	1,261,386
Regions Financial Corp.	110,546	1,896,969
S&P Global, Inc.	28,168	7,691,272
State Street Corp. (c)	41,778	3,304,640
SVB Financial Group (a)	5,900	1,481,136
Synchrony Financial	68,276	2,458,619
T Rowe Price Group, Inc.	26,855	3,272,013
Travelers Cos., Inc.	29,706	4,068,237
Truist Financial Corp.	154,715	8,713,549
Unum Group	26,705	778,718
US Bancorp	164,022	9,724,864
Wells Fargo & Co.	444,503	23,914,261
Willis Towers Watson PLC	14,776	2,983,866
WR Berkley Corp.	16,500	1,140,150
Zions Bancorp NA	19,395	1,006,988
		400,126,915
HEALTH CARE — 13.6%
Abbott Laboratories	204,049	17,723,696
AbbVie, Inc.	170,743	15,117,585
ABIOMED, Inc. (a)	5,100	870,009
Agilent Technologies, Inc.	35,593	3,036,439
Alexion Pharmaceuticals, Inc. (a)	25,473	2,754,905
Align Technology, Inc. (a)	8,200	2,288,128
Allergan PLC	37,806	7,227,373
AmerisourceBergen Corp.	17,234	1,465,235
Amgen, Inc.	68,554	16,526,313
Anthem, Inc.	29,219	8,825,015
Baxter International, Inc.	58,779	4,915,100
Becton Dickinson and Co.	31,156	8,473,497
Biogen, Inc. (a)	20,784	6,167,236
Boston Scientific Corp. (a)	160,757	7,269,432
Bristol-Myers Squibb Co.	270,675	17,374,628
Cardinal Health, Inc.	33,533	1,696,099
Centene Corp. (a)	47,800	3,005,186
Cerner Corp.	36,037	2,644,755
Cigna Corp.	43,041	8,801,454
Cooper Cos., Inc.	5,700	1,831,353
CVS Health Corp.	150,094	11,150,483
Danaher Corp.	73,794	11,325,903
DaVita, Inc. (a)	10,128	759,904
DENTSPLY SIRONA, Inc.	25,434	1,439,310
Edwards Lifesciences Corp. (a)	24,010	5,601,293
Eli Lilly & Co.	97,472	12,810,745
Gilead Sciences, Inc.	145,952	9,483,961
HCA Healthcare, Inc.	30,500	4,508,205
Henry Schein, Inc. (a)	18,700	1,247,664
Hologic, Inc. (a)	34,300	1,790,803
Humana, Inc.	15,290	5,604,091
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	9,900	$ 2,585,187
Illumina, Inc. (a)	16,900	5,606,406
Incyte Corp. (a)	20,500	1,790,060
Intuitive Surgical, Inc. (a)	13,344	7,888,306
IQVIA Holdings, Inc. (a)	20,800	3,213,808
Johnson & Johnson	304,008	44,345,647
Laboratory Corp. of America Holdings (a)	11,175	1,890,475
McKesson Corp.	20,724	2,866,544
Medtronic PLC	154,793	17,561,266
Merck & Co., Inc.	294,072	26,745,848
Mettler-Toledo International, Inc. (a)	2,800	2,221,184
Mylan NV (a)	64,402	1,294,480
PerkinElmer, Inc.	12,686	1,231,811
Perrigo Co. PLC	15,386	794,841
Pfizer, Inc.	639,133	25,041,231
Quest Diagnostics, Inc.	15,442	1,649,051
Regeneron Pharmaceuticals, Inc. (a)	9,142	3,432,638
ResMed, Inc.	16,500	2,557,005
STERIS PLC	9,700	1,478,474
Stryker Corp.	37,094	7,787,514
Teleflex, Inc.	5,300	1,995,132
Thermo Fisher Scientific, Inc.	46,312	15,045,379
UnitedHealth Group, Inc.	109,474	32,183,167
Universal Health Services, Inc. Class B	9,200	1,319,832
Varian Medical Systems, Inc. (a)	10,429	1,481,022
Vertex Pharmaceuticals, Inc. (a)	29,652	6,492,305
Waters Corp. (a)	7,350	1,717,328
WellCare Health Plans, Inc. (a)	5,800	1,915,218
Zimmer Biomet Holdings, Inc.	23,625	3,536,190
Zoetis, Inc.	54,920	7,268,662
		438,671,811
INDUSTRIALS — 8.7%
3M Co.	66,329	11,701,762
Alaska Air Group, Inc.	15,500	1,050,125
Allegion PLC	11,996	1,493,982
American Airlines Group, Inc. (b)	44,500	1,276,260
AMETEK, Inc.	26,299	2,623,062
AO Smith Corp.	17,500	833,700
Arconic, Inc.	50,186	1,544,223
Boeing Co.	61,764	20,120,241
C.H. Robinson Worldwide, Inc.	15,479	1,210,458
Caterpillar, Inc.	63,724	9,410,760
Cintas Corp.	9,666	2,600,927
Copart, Inc. (a)	23,500	2,137,090
CSX Corp.	89,655	6,487,436
Cummins, Inc.	17,614	3,152,201
Deere & Co.	36,283	6,286,393
Delta Air Lines, Inc.	66,234	3,873,364
Dover Corp.	16,650	1,919,079
Eaton Corp. PLC	47,625	4,511,040
Emerson Electric Co.	70,179	5,351,851

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Equifax, Inc.	13,888	$ 1,945,987
Expeditors International of Washington, Inc.	19,476	1,519,518
Fastenal Co.	65,816	2,431,901
FedEx Corp.	27,650	4,180,957
Flowserve Corp.	17,445	868,238
Fortive Corp.	33,949	2,593,364
Fortune Brands Home & Security, Inc.	18,000	1,176,120
General Dynamics Corp.	26,972	4,756,512
General Electric Co.	1,007,788	11,246,914
Honeywell International, Inc.	82,478	14,598,606
Huntington Ingalls Industries, Inc.	5,400	1,354,752
IDEX Corp.	8,700	1,496,400
IHS Markit, Ltd. (a)	46,100	3,473,635
Illinois Tool Works, Inc.	33,700	6,053,531
Ingersoll-Rand PLC	27,584	3,666,465
Jacobs Engineering Group, Inc.	15,443	1,387,245
JB Hunt Transport Services, Inc.	9,700	1,132,766
Johnson Controls International PLC	88,808	3,615,374
Kansas City Southern	11,396	1,745,411
L3Harris Technologies, Inc.	25,421	5,030,053
Lockheed Martin Corp.	28,671	11,163,914
Masco Corp.	32,484	1,558,907
Nielsen Holdings PLC	46,225	938,368
Norfolk Southern Corp.	30,087	5,840,789
Northrop Grumman Corp.	18,025	6,200,059
Old Dominion Freight Line, Inc.	7,300	1,385,394
PACCAR, Inc.	39,739	3,143,355
Parker-Hannifin Corp.	14,789	3,043,872
Pentair PLC	19,604	899,235
Quanta Services, Inc.	20,007	814,485
Raytheon Co.	32,146	7,063,762
Republic Services, Inc.	24,189	2,168,060
Robert Half International, Inc.	15,966	1,008,253
Rockwell Automation, Inc.	13,326	2,700,780
Rollins, Inc.	17,250	572,010
Roper Technologies, Inc.	11,965	4,238,362
Snap-on, Inc.	6,240	1,057,056
Southwest Airlines Co.	54,459	2,939,697
Stanley Black & Decker, Inc.	17,457	2,893,323
Textron, Inc.	28,933	1,290,412
TransDigm Group, Inc.	5,700	3,192,000
Union Pacific Corp.	80,098	14,480,917
United Airlines Holdings, Inc. (a)	25,000	2,202,250
United Parcel Service, Inc. Class B	80,891	9,469,100
United Rentals, Inc. (a)	8,600	1,434,222
United Technologies Corp.	93,679	14,029,367
Verisk Analytics, Inc.	18,800	2,807,592
W.W. Grainger, Inc.	4,957	1,678,044
Waste Management, Inc.	44,935	5,120,793
Westinghouse Air Brake Technologies Corp.	20,866	1,623,375
Security Description	Shares	Value
Xylem, Inc.	20,658	$ 1,627,644
		280,443,100
INFORMATION TECHNOLOGY — 22.2%
Accenture PLC Class A	73,318	15,438,571
Adobe, Inc. (a)	55,844	18,417,910
Advanced Micro Devices, Inc. (a)	128,300	5,883,838
Akamai Technologies, Inc. (a)	18,490	1,597,166
Alliance Data Systems Corp.	5,696	639,091
Amphenol Corp. Class A	34,120	3,692,808
Analog Devices, Inc.	42,452	5,044,996
ANSYS, Inc. (a)	9,800	2,522,618
Apple, Inc.	482,624	141,722,538
Applied Materials, Inc.	106,454	6,497,952
Arista Networks, Inc. (a)	6,200	1,261,080
Autodesk, Inc. (a)	25,306	4,642,639
Automatic Data Processing, Inc.	49,952	8,516,816
Broadcom, Inc.	45,791	14,470,872
Broadridge Financial Solutions, Inc.	13,100	1,618,374
Cadence Design Systems, Inc. (a)	32,200	2,233,392
CDW Corp.	16,500	2,356,860
Cisco Systems, Inc.	489,890	23,495,124
Citrix Systems, Inc.	13,989	1,551,380
Cognizant Technology Solutions Corp. Class A	63,041	3,909,803
Corning, Inc.	88,326	2,571,170
DXC Technology Co.	29,138	1,095,297
F5 Networks, Inc. (a)	7,741	1,081,031
Fidelity National Information Services, Inc.	70,891	9,860,229
Fiserv, Inc. (a)	65,824	7,611,229
FleetCor Technologies, Inc. (a)	10,000	2,877,200
FLIR Systems, Inc.	17,761	924,815
Fortinet, Inc. (a)	16,300	1,740,188
Gartner, Inc. (a)	10,200	1,571,820
Global Payments, Inc.	34,668	6,328,990
Hewlett Packard Enterprise Co.	148,553	2,356,051
HP, Inc.	170,453	3,502,809
Intel Corp.	502,436	30,070,795
International Business Machines Corp.	102,195	13,698,218
Intuit, Inc.	30,037	7,867,591
IPG Photonics Corp. (a)	4,100	594,172
Jack Henry & Associates, Inc.	8,800	1,281,896
Juniper Networks, Inc.	42,349	1,043,056
Keysight Technologies, Inc. (a)	21,500	2,206,545
KLA Corp.	18,132	3,230,578
Lam Research Corp.	16,677	4,876,355
Leidos Holdings, Inc.	15,200	1,487,928
Mastercard, Inc. Class A	102,551	30,620,703
Maxim Integrated Products, Inc.	31,000	1,906,810
Microchip Technology, Inc. (b)	27,483	2,878,020
Micron Technology, Inc. (a)	127,634	6,864,157

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Microsoft Corp.	881,458	$ 139,005,927
Motorola Solutions, Inc.	19,672	3,169,946
NetApp, Inc.	26,114	1,625,596
NortonLifeLock, Inc.	65,660	1,675,643
NVIDIA Corp.	70,644	16,622,533
Oracle Corp.	250,035	13,246,854
Paychex, Inc.	36,607	3,113,791
PayPal Holdings, Inc. (a)	135,545	14,661,903
Qorvo, Inc. (a)	13,300	1,545,859
QUALCOMM, Inc.	131,726	11,622,185
salesforce.com, Inc. (a)	102,395	16,653,523
Seagate Technology PLC	26,424	1,572,228
ServiceNow, Inc. (a)	21,700	6,126,344
Skyworks Solutions, Inc.	19,600	2,369,248
Synopsys, Inc. (a)	17,300	2,408,160
TE Connectivity, Ltd.	38,451	3,685,144
Texas Instruments, Inc.	107,893	13,841,593
VeriSign, Inc. (a)	11,901	2,293,085
Visa, Inc. Class A	197,760	37,159,104
Western Digital Corp.	34,153	2,167,691
Western Union Co. (b)	53,945	1,444,647
Xerox Holdings Corp.	25,527	941,180
Xilinx, Inc.	28,860	2,821,642
Zebra Technologies Corp. Class A (a)	6,200	1,583,728
		717,019,035
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	25,402	5,969,216
Albemarle Corp. (b)	12,000	876,480
Alcoa Corp. (a)	1	22
Amcor PLC	185,826	2,014,354
Avery Dennison Corp.	10,670	1,395,849
Ball Corp.	37,532	2,427,194
Celanese Corp.	13,800	1,699,056
CF Industries Holdings, Inc.	28,520	1,361,545
Corteva, Inc.	85,982	2,541,628
Dow, Inc.	85,448	4,676,569
DuPont de Nemours, Inc.	85,382	5,481,524
Eastman Chemical Co.	15,536	1,231,383
Ecolab, Inc.	28,901	5,577,604
FMC Corp.	16,678	1,664,798
Freeport-McMoRan, Inc.	166,440	2,183,693
International Flavors & Fragrances, Inc. (b)	12,251	1,580,624
International Paper Co.	45,003	2,072,388
Linde PLC	61,963	13,191,923
LyondellBasell Industries NV Class A	29,458	2,783,192
Martin Marietta Materials, Inc.	7,145	1,998,028
Mosaic Co.	39,684	858,762
Newmont Goldcorp Corp.	94,433	4,103,114
Nucor Corp.	34,748	1,955,617
Packaging Corp. of America	11,900	1,332,681
PPG Industries, Inc.	27,254	3,638,137
Sealed Air Corp.	18,323	729,805
Sherwin-Williams Co.	9,509	5,548,882
Security Description	Shares	Value
Vulcan Materials Co.	15,171	$ 2,184,472
Westrock Co.	32,036	1,374,665
		82,453,205
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	13,200	2,132,856
American Tower Corp. REIT	51,118	11,747,939
Apartment Investment & Management Co. Class A, REIT	18,795	970,762
AvalonBay Communities, Inc. REIT	16,069	3,369,669
Boston Properties, Inc. REIT	16,546	2,281,031
CBRE Group, Inc. Class A (a)	38,467	2,357,642
Crown Castle International Corp. REIT	47,958	6,817,230
Digital Realty Trust, Inc. REIT (b)	24,000	2,873,760
Duke Realty Corp. REIT	42,000	1,456,140
Equinix, Inc. REIT	9,843	5,745,359
Equity Residential REIT	40,119	3,246,429
Essex Property Trust, Inc. REIT	7,545	2,269,989
Extra Space Storage, Inc. REIT	14,800	1,563,176
Federal Realty Investment Trust REIT	8,000	1,029,840
Healthpeak Properties, Inc. REIT	56,723	1,955,242
Host Hotels & Resorts, Inc. REIT	82,062	1,522,250
Iron Mountain, Inc. REIT (b)	36,181	1,153,088
Kimco Realty Corp. REIT	48,053	995,178
Mid-America Apartment Communities, Inc. REIT	13,100	1,727,366
Prologis, Inc. REIT	72,851	6,493,938
Public Storage REIT	17,335	3,691,662
Realty Income Corp. REIT	37,500	2,761,125
Regency Centers Corp. REIT	21,200	1,337,508
SBA Communications Corp. REIT	12,900	3,108,771
Simon Property Group, Inc. REIT	35,380	5,270,205
SL Green Realty Corp. REIT	9,300	854,484
UDR, Inc. REIT	33,500	1,564,450
Ventas, Inc. REIT	42,797	2,471,099
Vornado Realty Trust REIT	18,068	1,201,522
Welltower, Inc. REIT	46,719	3,820,680
Weyerhaeuser Co. REIT	85,587	2,584,727
		90,375,117
UTILITIES — 3.2%
AES Corp.	75,936	1,511,126
Alliant Energy Corp.	27,500	1,504,800
Ameren Corp.	28,204	2,166,067
American Electric Power Co., Inc.	56,909	5,378,470
American Water Works Co., Inc.	20,800	2,555,280
Atmos Energy Corp.	14,900	1,666,714

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
CenterPoint Energy, Inc.	57,476	$ 1,567,371
CMS Energy Corp.	32,555	2,045,756
Consolidated Edison, Inc.	38,252	3,460,658
Dominion Energy, Inc.	94,966	7,865,084
DTE Energy Co.	22,045	2,862,984
Duke Energy Corp. (b)	84,092	7,670,031
Edison International	41,214	3,107,948
Entergy Corp.	22,898	2,743,180
Evergy, Inc.	26,099	1,698,784
Eversource Energy	37,217	3,166,050
Exelon Corp.	111,984	5,105,351
FirstEnergy Corp.	62,093	3,017,720
NextEra Energy, Inc.	56,464	13,673,322
NiSource, Inc.	47,904	1,333,647
NRG Energy, Inc.	28,702	1,140,905
Pinnacle West Capital Corp.	14,104	1,268,373
PPL Corp.	83,119	2,982,310
Public Service Enterprise Group, Inc.	58,188	3,436,001
Sempra Energy	32,462	4,917,344
Southern Co.	120,959	7,705,088
WEC Energy Group, Inc.	36,282	3,346,289
Xcel Energy, Inc.	60,351	3,831,685
		102,728,338
TOTAL COMMON STOCKS (Cost $2,065,314,278)		3,092,531,095

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	116,650,458	116,662,123
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	7,182,686	$ 7,182,686
TOTAL SHORT-TERM INVESTMENTS (Cost $123,840,625)		123,844,809
TOTAL INVESTMENTS — 99.8% (Cost $2,189,154,903)		3,216,375,904
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,621,245
NET ASSETS — 100.0%		$ 3,223,997,149
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	757	03/20/2020	$120,354,811	$122,297,135	$1,942,324
During the period ended December 31, 2019, average notional value related to futures contracts was $83,585,233 or 3% of net assets.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,092,531,095	$—	$—	$3,092,531,095
Short-Term Investments	123,844,809	—	—	123,844,809
TOTAL INVESTMENTS	$3,216,375,904	$—	$—	$3,216,375,904
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,942,324	—	—	1,942,324
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,942,324	$—	$—	$ 1,942,324
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,218,318,228	$—	$—	$3,218,318,228
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	44,678	$ 2,817,841	$ 432,950	$ 759,296	$(186,168)	$ 999,313	41,778	$ 3,304,640	$ 99,660
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	351,819,709	235,159,881	(1,889)	4,184	116,650,458	116,662,123	967,810
State Street Institutional U.S. Government Money Market Fund, Class G Shares	81,722,543	81,722,543	484,812,620	566,535,163	—	—	—	—	1,113,819
State Street Navigator Securities Lending Portfolio II	4,917,310	4,917,310	103,419,378	101,154,002	—	—	7,182,686	7,182,686	67,844
Total		$89,457,694	$940,484,657	$903,608,342	$(188,057)	$1,003,497		$127,149,449	$2,249,133
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$3,089,226,455
Investments in affiliated issuers, at value	127,149,449
Total Investments	3,216,375,904
Net cash at broker	3,116,532
Receivable from broker — accumulated variation margin on open futures contracts	1,944,040
Receivable for investments sold	636,542,771
Receivable for fund shares sold	7,865,671
Dividends receivable — unaffiliated issuers	3,730,562
Dividends receivable — affiliated issuers	446,109
Securities lending income receivable — unaffiliated issuers	588
Securities lending income receivable — affiliated issuers	2,503
Receivable from Adviser	82,144
Prepaid expenses and other assets	8,610
TOTAL ASSETS	3,870,115,434
LIABILITIES
Payable upon return of securities loaned	7,182,686
Payable for fund shares repurchased	638,773,395
Administration, custody, and transfer agent fees payable	41,888
Trustees’ fees and expenses payable	662
Registration and filing fees payable	35,356
Professional fees payable	34,454
Printing and postage fees payable	11,500
Accrued expenses and other liabilities	38,344
TOTAL LIABILITIES	646,118,285
NET ASSETS	$3,223,997,149
NET ASSETS CONSIST OF:
Paid-in Capital	$2,135,618,485
Total distributable earnings (loss)	1,088,378,664
NET ASSETS	$3,223,997,149
NET ASSET VALUE PER SHARE
Net asset value per share	$ 15.12
Shares outstanding (unlimited amount authorized, no par value)	213,296,513
Net Assets	$3,223,997,149
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,062,519,683
Investments in affiliated issuers	126,635,220
Total cost of investments	$2,189,154,903
* Includes investments in securities on loan, at value	$ 13,734,422
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 1,823,508
Dividend income — unaffiliated issuers	62,230,638
Dividend income — affiliated issuers	2,181,289
Unaffiliated securities lending income	15,103
Affiliated securities lending income	67,844
TOTAL INVESTMENT INCOME (LOSS)	66,318,382
EXPENSES
Administration, custody, and transfer agent fees	437,115
Trustees’ fees and expenses	76,204
Registration and filing fees	35,356
Professional fees	200,206
Printing and postage fees	23,161
Insurance expense	16,258
Miscellaneous expenses	83,458
TOTAL EXPENSES	871,758
Expenses waived/reimbursed by the Adviser	(217,483)
NET EXPENSES	654,275
NET INVESTMENT INCOME (LOSS)	$ 65,664,107
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	81,434,947
Investments — affiliated issuers	(188,057)
Futures contracts	17,096,883
Net realized gain (loss)	98,343,773
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	702,362,925
Investments — affiliated issuers	1,003,497
Futures contracts	3,923,977
Net change in unrealized appreciation/depreciation	707,290,399
NET REALIZED AND UNREALIZED GAIN (LOSS)	805,634,172
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$871,298,279
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,664,107	$ 51,751,798
Net realized gain (loss)	98,343,773	35,216,548
Net change in unrealized appreciation/depreciation	707,290,399	(207,715,492)
Net increase (decrease) in net assets resulting from operations	871,298,279	(120,747,146)
Distributions to shareholders	(88,221,519)	(138,945,426)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	736,270,097	937,119,662
Reinvestment of distributions	88,221,519	138,945,426
Cost of shares redeemed	(1,018,104,068)	(381,020,586)
Net increase (decrease) in net assets from beneficial interest transactions	(193,612,452)	695,044,502
Net increase (decrease) in net assets during the period	589,464,308	435,351,930
Net assets at beginning of period	2,634,532,841	2,199,180,911
NET ASSETS AT END OF PERIOD	$ 3,223,997,149	$2,634,532,841
SHARES OF BENEFICIAL INTEREST:
Shares sold	53,865,662	71,154,512
Reinvestment of distributions	5,854,115	12,252,683
Shares redeemed	(70,210,923)	(27,824,760)
Net increase (decrease) from share transactions	(10,491,146)	55,582,435
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 11.77	$ 13.07	$ 11.31	$ 10.32	$ 10.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.26	0.25	0.23	0.22
Net realized and unrealized gain (loss)	3.42	(0.86)	2.21	1.02	(0.09)
Total from investment operations	3.70	(0.60)	2.46	1.25	0.13
Distributions to shareholders from:
Net investment income	(0.26)	(0.26)	(0.27)	(0.18)	(0.20)
Net realized gains	(0.09)	(0.44)	(0.43)	(0.08)	(0.16)
Total distributions	(0.35)	(0.70)	(0.70)	(0.26)	(0.36)
Net asset value, end of period	$ 15.12	$ 11.77	$ 13.07	$ 11.31	$ 10.32
Total return (b)	31.41%	(4.42)%	21.66%	12.18%	1.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,223,997	$2,634,533	$2,199,181	$1,227,444	$541,335
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%	0.04%
Net expenses	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	2.01%	1.93%	1.98%	2.15%	2.05%
Portfolio turnover rate	21%	8%	30%	5%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2019
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	37.14%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019, is disclosed in the Portfolio’s Schedule of Investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,944,040	$—	$1,944,040
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$17,096,883	$—	$17,096,883
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,923,977	$—	$3,923,977
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by each of the Fund and the Portfolio and/or (ii) to reimburse each of the Fund and the Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board.
For the period ended December 31, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$647,128,175	$802,402,702
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$22,927,638	$27,118,237	$50,045,875
State Street Equity 500 Index II Portfolio	69,977,339	18,244,180	88,221,519
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 16,041,846	$ 22,489,437	$ 38,531,283
State Street Equity 500 Index II Portfolio	53,499,552	85,445,874	138,945,426
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$ 407,234	$—	$ 5,189,575	$314,468,326	$ 320,065,135
State Street Equity 500 Index II Portfolio	3,734,896	—	90,133,759	994,510,009	1,088,378,664
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$ 882,831,513	$ 314,468,326	$ —	$314,468,326
State Street Equity 500 Index II Portfolio	2,223,808,125	1,031,375,112	36,865,103	994,510,009
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 13,734,422	$ 7,182,686	$ 6,800,772	$ 13,983,458
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$7,182,686	$—	$—	$—	$7,182,686	$7,182,686
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2019.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s and the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$1,107.80	$0.90	$1,024.30	$0.87
Service Shares	0.27	1,107.30	1.43	1,023.80	1.38
Class R Shares	0.62	1,105.20	3.29	1,022.10	3.16
Class A Shares	0.62	1,105.20	3.29	1,022.10	3.16
Class I Shares	0.22	1,107.60	1.17	1,024.10	1.12
Class K Shares	0.02	1,108.90	0.11	1,025.10	0.10
State Street Equity 500 Index II Portfolio	0.02	1,108.70	0.11	1,025.10	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2019 were as follows:
Amount
State Street Equity 500 Index Fund	$27,118,237
State Street Equity 500 Index II Portfolio	18,244,180
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Fund’s and Portfolio’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

40

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEQ5001AR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value	$21,626,156,810
Receivable from Adviser	367,770
Prepaid expenses and other assets	39,731
TOTAL ASSETS	21,626,564,311
LIABILITIES
Administration fees payable	911,590
Shareholder servicing fee payable	138,171
Distribution fees payable	26,968
Trustees’ fees and expenses payable	48
Transfer agent fees payable	48,635
Distribution payable	5,656,331
Registration and filing fees payable	1,091,331
Professional fees payable	7,418
Printing fees payable	13,190
Accrued expenses and other liabilities	242,340
TOTAL LIABILITIES	8,136,022
NET ASSETS	$21,618,428,289
NET ASSETS CONSIST OF:
Paid-in Capital	$21,616,672,282
Total distributable earnings (loss)	1,756,007
NET ASSETS	$21,618,428,289
Administration Class
Net Assets	$ 613,074,003
Shares Outstanding	613,018,157
Net asset value, offering and redemption price per share	$ 1.0001
Institutional Class
Net Assets	$ 183,304,009
Shares Outstanding	183,261,229
Net asset value, offering and redemption price per share	$ 1.0002
Investment Class
Net Assets	$ 12,184
Shares Outstanding	12,182
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 36,423,594
Shares Outstanding	36,420,806
Net asset value, offering and redemption price per share	$ 1.0001
Premier Class
Net Assets	$20,188,261,416
Shares Outstanding	20,186,397,817
Net asset value, offering and redemption price per share	$ 1.0001
Trust Class
Net Assets	$ 597,353,083
Shares Outstanding	597,270,475
Net asset value, offering and redemption price per share	$ 1.0001
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$21,624,724,461
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$406,519,263
Expenses allocated from affiliated Portfolio	(11,391,479)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	395,127,784
EXPENSES
Administration fees
Administration Class	396,638
Institutional Class	50,148
Investment Class	8
Investor Class	30,802
Premier Class	7,869,512
Trust Class	304,767
Shareholder servicing fees
Administration Class	1,586,552
Institutional Class	30,089
Investment Class	39
Investor Class	49,283
Trust Class	353,530
Distribution fees
Administration Class	396,638
Investment Class	16
Custodian fees	60,783
Trustees’ fees and expenses	18,048
Transfer agent fees	370,147
Registration and filing fees	1,134,708
Professional fees and expenses	44,840
Printing and postage fees	4,098
Insurance expense	75,788
Miscellaneous expenses	59,199
TOTAL EXPENSES	12,835,633
Expenses waived/reimbursed by the Adviser	(1,046,471)
NET EXPENSES	11,789,162
NET INVESTMENT INCOME (LOSS)	$383,338,622
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	206,342
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	1,566,595
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,772,937
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$385,111,559
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 383,338,622	$ 238,279,241
Net realized gain (loss)	206,342	99,187
Net change in unrealized appreciation/depreciation	1,566,595	11,343
Net increase (decrease) in net assets resulting from operations	385,111,559	238,389,771
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(16,286,035)	(16,841,391)
Institutional Class	(2,165,388)	(522)
Investment Class	(321)	(12,458)
Investor Class	(1,344,762)	(1,303,641)
Premier Class	(349,794,303)	(207,278,397)
Trust Class	(13,762,571)	(12,837,558)
Total distributions to shareholders	(383,353,380)	(238,273,967)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	7,064,387,447	8,810,320,220
Reinvestment of distributions	6,346,954	6,962,960
Shares redeemed	(7,414,542,170)	(8,692,143,753)
Net increase (decrease) from capital share transactions	(343,807,769)	125,139,427
Institutional Class
Shares sold	346,019,418	55,086
Reinvestment of distributions	1,223,450	54
Shares redeemed	(164,003,610)	(13)
Net increase (decrease) from capital share transactions	183,239,258	55,127
Investment Class
Reinvestment of distributions	117	96
Shares redeemed	(11,314)	(5,524,389)
Net increase (decrease) from capital share transactions	(11,197)	(5,524,293)
Investor Class
Shares sold	591,140,341	507,867,839
Reinvestment of distributions	1,323,819	1,228,213
Shares redeemed	(596,927,131)	(502,571,336)
Net increase (decrease) from capital share transactions	(4,462,971)	6,524,716
Premier Class
Shares sold	128,405,751,905	101,814,128,257
Reinvestment of distributions	300,188,572	180,623,253
Shares redeemed	(118,008,766,305)	(100,808,489,575)
Net increase (decrease) from capital share transactions	10,697,174,172	1,186,261,935
Trust Class
Shares sold	7,060,825,006	6,721,774,753
Reinvestment of distributions	10,029,898	9,824,200
Shares redeemed	(7,177,740,862)	(6,791,873,011)
Net increase (decrease) from capital share transactions	(106,885,958)	(60,274,058)
Net increase (decrease) in net assets from beneficial interest transactions	10,425,245,535	1,252,182,854
Net increase (decrease) in net assets during the period	10,427,003,714	1,252,298,658
Net assets at beginning of period	11,191,424,575	9,939,125,917
NET ASSETS AT END OF PERIOD	$ 21,618,428,289	$ 11,191,424,575
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	7,063,766,984	8,810,290,173
Reinvestment of distributions	6,346,279	6,962,997
Shares redeemed	(7,413,930,913)	(8,692,062,407)
Net increase (decrease) from share transactions	(343,817,650)	125,190,763
Institutional Class
Shares sold	345,940,633	55,075
Reinvestment of distributions	1,223,102	54
Shares redeemed	(163,957,622)	(13)
Net increase (decrease) from share transactions	183,206,113	55,116
Investment Class
Reinvestment of distributions	117	96
Shares redeemed	(11,313)	(5,524,483)
Net increase (decrease) from share transactions	(11,196)	(5,524,387)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/19	Year Ended 12/31/18(a)
Investor Class
Shares sold	591,076,978	507,868,109
Reinvestment of distributions	1,323,685	1,228,236
Shares redeemed	(596,863,389)	(502,578,153)
Net increase (decrease) from share transactions	(4,462,726)	6,518,192
Premier Class
Shares sold	128,391,594,972	101,813,025,437
Reinvestment of distributions	300,151,150	180,623,722
Shares redeemed	(117,995,489,305)	(100,807,262,430)
Net increase (decrease) from share transactions	10,696,256,817	1,186,386,729
Trust Class
Shares sold	7,059,739,420	6,721,631,079
Reinvestment of distributions	10,028,400	9,824,002
Shares redeemed	(7,176,649,795)	(6,791,750,606)
Net increase (decrease) from share transactions	(106,881,975)	(60,295,525)
(a)	For Institutional Class shares, data is for the period July 5, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0206	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	(0.0001)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0205	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	2.07%	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$613,074	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.38%	0.37%	0.37%	0.38%(d)
Net expenses	0.37%	0.37%	0.37%	0.38%(d)
Net investment income (loss)	2.06%	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0009	0.0001
Total from investment operations	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0002	$ 1.0001
Total return (b)	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.16%	0.15%(c)
Net expenses	0.15%	0.15%(c)
Net investment income (loss)	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0201	0.0164	0.0070	0.0010	0.0000(b)(c)
Net realized and unrealized gain (loss)	(0.0003)	0.0001	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0198	0.0165	0.0069	0.0010	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0196)	(0.0164)	(0.0070)	(0.0010)	—
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0196)	(0.0164)	(0.0070)	(0.0010)	—
Net asset value, end of period	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Total return (d)	1.99%	1.67%	0.69%	0.10%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 12	$ 23	$ 5,547	$ 5,582	$485,292
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.45%	0.47%	0.47%	0.46%	0.24%
Net investment income (loss)	2.01%	1.18%	0.70%	0.08%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	0.0003	—	(0.0001)
Total from investment operations	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	(0.0000)(b)
Total distributions	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.21%	0.20%	0.20%(d)
Net expenses	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0223	0.0199	0.0105	0.0045	0.0012(b)
Net realized and unrealized gain (loss)	0.0007	—	(0.0002)	0.0001	0.0000(c)
Total from investment operations	0.0230	0.0199	0.0103	0.0046	0.0012
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0199)	(0.0105)	(0.0045)	(0.0012)
Net realized gains	—	—	(0.0000)(c)	—	—
Total distributions	(0.0228)	(0.0199)	(0.0105)	(0.0045)	(0.0012)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000
Total return (d)	2.32%	2.00%	1.05%	0.45%	0.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,188,261	$9,489,591	$8,303,222	$6,255,384	$45,207,442
Ratios to Average Net Assets:
Total expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.23%	2.00%	1.06%	0.43%	0.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0223	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	2.26%	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$597,353	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.19%(d)
Net expenses	0.18%	0.18%	0.18%	0.19%(d)
Net investment income (loss)	2.26%	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board. For the period ended December 31, 2019, the Adviser waived fees in the amount of $1,046,469.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Effective September 23, 2019, the Adviser is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund, and may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees. SSGA FM reimbursed $2 to the Investment Class shares during the fiscal year ended December 31, 2019.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2019, the Fund's Administration Class shares and Investment Class shares paid $396,638 and $16 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2019, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $30,089, $39, $1,586,552, $49,283 and $353,530, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$383,353,380	$—	$383,353,380
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 238,273,967	$ —	$ 238,273,967
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$323,658	$—	$—	$1,432,349	$1,756,007
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$21,624,724,461	$1,432,349	$—	$1,432,349
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,009.10	$1.87	$1,023.30	$1.89
Institutional Class	0.15	1,010.10	0.76	1,024.40	0.77
Investment Class	0.46	1,008.70	2.33	1,022.90	2.35
Investor Class	0.20	1,010.00	1.01	1,024.20	1.02
Premier Class	0.12	1,010.30	0.61	1,024.60	0.61
Trust Class	0.18	1,010.00	0.91	1,024.30	0.92
(a)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Certificates of Deposit	30.9%
Financial Company Commercial Paper	20.8
Other Notes	13.4
Asset Backed Commercial Paper	9.6
Treasury Repurchase Agreements	9.4
Other Repurchase Agreements	9.0
Government Agency Repurchase Agreements	2.6
Other Assets in Excess of Liabilities	4.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	40.8%
31 to 60 Days	8.1
61 to 90 Days	14.7
Over 90 Days	32.1
Total	95.7%
Average days to maturity	29
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.6%
Antalis SA(a)	1.700%	01/03/2020	01/03/2020	$ 101,000,000	$ 100,984,640
Antalis SA(a)	1.950%	03/09/2020	03/09/2020	88,500,000	88,180,596
Atlantic Asset Securitization LLC(a)	1.570%	01/02/2020	01/02/2020	125,000,000	124,988,410
Barton Capital SA(a)	1.620%	01/02/2020	01/02/2020	70,000,000	69,993,412
Bedford Row Funding Corp., 1 Month USD LIBOR + 0.13%%(b)	1.870%	01/16/2020	01/16/2020	50,000,000	50,004,563
Bedford Row Funding Corp., 3 Month USD LIBOR + 0.13%%(b)	2.030%	03/17/2020	09/17/2020	65,000,000	65,009,216
Collateralized Commercial Paper FLEX Co. LLC(a)	1.880%	03/25/2020	03/25/2020	75,000,000	74,676,823
Collateralized Commercial Paper FLEX Co. LLC(a)	1.950%	03/24/2020	03/24/2020	100,000,000	99,574,400
Collateralized Commercial Paper FLEX Co. LLC(a)	2.120%	02/10/2020	02/10/2020	130,000,000	129,733,500
Collateralized Commercial Paper V Co. LLC(a)	1.880%	03/25/2020	03/25/2020	50,000,000	49,778,646
Columbia Funding Co. LLC(a)	1.950%	01/02/2020	01/02/2020	150,000,000	149,985,575
Columbia Funding Co. LLC(a)	2.170%	01/17/2020	01/17/2020	75,000,000	74,936,639
Kells Funding LLC(a)	1.940%	01/08/2020	01/08/2020	63,525,000	63,501,228
Kells Funding LLC(a)	1.940%	01/28/2020	01/28/2020	100,000,000	99,862,256
Kells Funding LLC(a)	2.000%	02/14/2020	02/14/2020	67,000,000	66,850,925
Kells Funding LLC(a)	2.000%	02/18/2020	02/18/2020	15,000,000	14,963,597
Kells Funding LLC(a)	2.000%	02/24/2020	02/24/2020	120,000,000	119,672,383
Kells Funding LLC(a)	2.020%	02/28/2020	02/28/2020	23,260,000	23,191,802
Kells Funding LLC(a)	2.050%	03/23/2020	03/23/2020	60,000,000	59,740,763
LMA Americas LLC(a)	1.600%	01/02/2020	01/02/2020	200,000,000	199,984,400
LMA Americas LLC(a)	2.090%	03/25/2020	03/25/2020	100,000,000	99,545,486
Nieuw Amsterdam Receivables Corp.(a)	1.540%	01/02/2020	01/02/2020	116,261,000	116,250,744
Nieuw Amsterdam Receivables Corp.(a)	2.180%	01/10/2020	01/10/2020	100,000,000	99,948,667
Ridgefield Funding Co. LLC, 1 Month USD LIBOR + 0.25%%(b)	1.965%	01/10/2020	06/10/2020	35,000,000	34,997,402
TOTAL ASSET BACKED COMMERCIAL PAPER					2,076,356,073
CERTIFICATES OF DEPOSIT—30.9%
Bank of Montreal(a)	1.540%	01/07/2020	01/07/2020	115,000,000	115,000,000
Bank of Montreal(a)	1.920%	01/01/2020	09/08/2020	180,000,000	180,036,265
Bank of Montreal, 3 Month USD LIBOR + 0.05%%(b)	1.957%	03/02/2020	03/02/2020	100,000,000	100,004,370
Bank of Nova Scotia(a)	1.910%	06/17/2020	06/17/2020	125,000,000	125,014,891
Bank of Nova Scotia, 1 Month USD LIBOR + 0.30%%(b)	2.040%	01/16/2020	01/16/2020	20,000,000	20,003,334
Bank of Nova Scotia, 3 Month USD LIBOR + 0.10%%(b)	2.047%	03/30/2020	09/28/2020	150,000,000	149,999,778
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%%(b)	2.141%	01/16/2020	01/16/2020	23,000,000	23,001,424
BNP Paribas, 1 Month USD LIBOR + 0.21%%(b)	1.974%	01/21/2020	05/19/2020	100,000,000	100,007,554
Canadian Imperial Bank of Commerce(a)	1.900%	01/01/2020	09/15/2020	150,000,000	150,010,377
Canadian Imperial Bank of Commerce(a)	1.950%	09/17/2020	09/17/2020	100,000,000	100,055,672
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%%(b)	1.935%	03/09/2020	09/08/2020	145,000,000	144,970,037
Credit Industriel et Commercial(a)	1.850%	01/01/2020	05/15/2020	150,000,000	150,005,435
Credit Industriel et Commercial(a)	2.260%	03/11/2020	03/11/2020	100,000,000	100,085,893
Credit Suisse(a)	1.940%	06/26/2020	06/26/2020	150,000,000	149,999,616
Credit Suisse(a)	1.980%	04/17/2020	04/17/2020	175,000,000	175,020,951
Credit Suisse, 1 Month USD LIBOR + 0.29%%(b)	1.999%	01/02/2020	08/28/2020	150,000,000	149,993,576
Credit Suisse, Secured Overnight Financing Rate + 0.23%%(b)	1.770%	01/01/2020	02/14/2020	150,000,000	150,016,765
KBC Bank NV(a)	1.650%	01/06/2020	01/06/2020	200,000,000	200,001,056
Mitsubishi UFJ Trust & Banking Corp.(a)	1.900%	03/03/2020	03/03/2020	150,000,000	149,998,557
Mizuho Bank Ltd.(a)	1.930%	02/14/2020	02/14/2020	102,000,000	102,008,130
Mizuho Bank Ltd.(a)	1.950%	04/20/2020	04/20/2020	172,000,000	172,043,793
Mizuho Bank Ltd.(a)	2.060%	03/16/2020	03/16/2020	163,000,000	163,066,411
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.19%%(b)	1.894%	01/06/2020	02/05/2020	150,000,000	150,025,156
MUFG Bank Ltd.(a)	2.030%	05/29/2020	05/29/2020	65,000,000	65,029,060
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Nordea Bank AB, 1 Month USD LIBOR + 0.23%%(b)	1.940%	01/09/2020	07/09/2020	$ 155,000,000	$ 154,993,385
Nordea Bank AB , 1 Month USD LIBOR + 0.27%%(b)	2.062%	01/27/2020	06/26/2020	130,000,000	130,036,382
Norinchukin Bank(a)	1.880%	02/19/2020	02/19/2020	75,000,000	75,003,737
Norinchukin Bank(a)	2.010%	02/07/2020	02/07/2020	96,850,000	96,872,915
Oversea-Chinese Banking Corp. Ltd.(a)	2.070%	03/19/2020	03/19/2020	175,000,000	175,065,712
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%%(b)	2.135%	01/02/2020	04/02/2020	150,000,000	150,011,157
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%%(b)	2.090%	01/10/2020	07/10/2020	135,000,000	135,020,756
Standard Chartered Bank(a)	1.930%	05/27/2020	05/27/2020	175,000,000	175,028,266
Standard Chartered Bank(a)	2.050%	03/02/2020	03/02/2020	100,000,000	100,033,285
Standard Chartered Bank, 1 Month USD LIBOR + 0.21%%(b)	1.995%	01/22/2020	01/22/2020	75,000,000	75,011,962
Sumitomo Mitsui Banking Corp.(a)	2.050%	01/06/2020	01/06/2020	79,100,000	79,100,959
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%%(b)	1.894%	01/06/2020	03/04/2020	150,000,000	150,001,868
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%%(b)	1.979%	01/02/2020	05/01/2020	160,000,000	160,003,165
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%%(b)	2.062%	01/27/2020	04/27/2020	150,000,000	150,004,976
Sumitomo Mitsui Trust Bank(a)	2.020%	02/14/2020	02/14/2020	82,375,000	82,394,099
Sumitomo Mitsui Trust Bank(a)	2.250%	01/07/2020	01/07/2020	100,000,000	100,011,974
Sumitomo Mitsui Trust Bank(a)	2.250%	01/08/2020	01/08/2020	125,000,000	125,016,926
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%%(b)	1.965%	01/22/2020	01/22/2020	77,000,000	77,010,872
Svenska Handelsbanken(a)	1.870%	07/01/2020	07/01/2020	150,000,000	150,003,735
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.20%%(b)	1.964%	01/21/2020	05/19/2020	150,000,000	150,005,524
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%%(b)	2.083%	01/06/2020	07/06/2020	155,000,000	154,992,118
Toronto-Dominion Bank(a)	1.920%	01/01/2020	09/14/2020	150,000,000	150,031,047
Toronto-Dominion Bank(a)	2.000%	03/25/2020	03/25/2020	100,000,000	100,026,688
Toronto-Dominion Bank(a)	2.200%	01/15/2020	01/15/2020	70,000,000	70,013,479
Toronto-Dominion Bank(a)	2.260%	01/08/2020	01/08/2020	100,000,000	100,012,943
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.03%%(b)	1.965%	03/24/2020	03/24/2020	125,000,000	125,005,311
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.18%%(b)	1.890%	01/08/2020	04/08/2020	100,000,000	100,021,126
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.34%%(b)	2.053%	01/06/2020	10/06/2020	105,000,000	105,075,598
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%%(b)	2.171%	01/14/2020	01/15/2020	75,000,000	75,004,780
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.23%%(b)	2.319%	01/06/2020	01/06/2020	50,000,000	50,001,083
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.24%%(b)	2.329%	01/03/2020	02/03/2020	75,000,000	75,016,765
TOTAL CERTIFICATES OF DEPOSIT					6,681,230,694
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.09%%(b)	2.009%	02/27/2020	08/27/2020	200,000,000	199,999,340
Bank of Nova Scotia, 1 Month USD LIBOR + 0.14%%(b)	1.837%	01/03/2020	02/03/2020	90,000,000	90,010,651
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19%%(b)	1.982%	01/27/2020	04/27/2020	145,000,000	145,003,393
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%%(b)	1.952%	03/05/2020	06/05/2020	100,000,000	100,008,115
BPCE(a)	1.950%	03/26/2020	03/26/2020	175,000,000	174,211,964
BPCE(a)	2.270%	02/18/2020	02/18/2020	125,000,000	124,685,242
Caisse des Depots et Consignations(a)	2.190%	01/29/2020	01/29/2020	61,000,000	60,915,678
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.26%%(b)	2.024%	01/20/2020	06/19/2020	155,000,000	155,024,532
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.04%%(b)	1.942%	02/03/2020	02/03/2020	50,000,000	50,002,316
DBS Bank Ltd.(a)	1.850%	03/25/2020	03/25/2020	60,000,000	59,738,908
DBS Bank Ltd.(a)	1.980%	02/24/2020	02/24/2020	100,000,000	99,725,000
DBS Bank Ltd.(a)	2.030%	03/27/2020	03/27/2020	100,000,000	99,553,883
Erste Abwicklungsanstalt(a)	2.000%	02/18/2020	02/18/2020	100,000,000	99,766,842
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federation des Caisses Desjardins du Quebec(a)	1.740%	01/06/2020	01/06/2020	$ 50,000,000	$ 49,986,967
HSBC Bank PLC, 1 Month USD LIBOR + 0.24%%(b)	1.976%	01/13/2020	05/12/2020	125,000,000	125,013,279
HSBC Bank PLC, 3 Month USD LIBOR + 0.23%%(b)	2.232%	01/15/2020	10/15/2020	175,000,000	175,135,376
ING US Funding LLC, 1 Month USD LIBOR + 0.20%%(b)	1.940%	01/15/2020	05/15/2020	185,000,000	185,006,120
Lloyds Bank PLC, 1 Month USD LIBOR + 0.26%%(b)	2.024%	01/20/2020	03/19/2020	50,000,000	50,021,178
Lloyds Bank PLC, 1 Month USD LIBOR + 0.33%%(b)	2.094%	01/20/2020	05/15/2020	50,000,000	50,026,098
Lloyds Bank PLC, 3 Month USD LIBOR + 0.09%%(b)	1.992%	02/04/2020	02/04/2020	115,000,000	115,008,535
National Australia Bank Ltd., 1 Month USD LIBOR + 0.18%%(b)	1.889%	01/02/2020	07/01/2020	176,000,000	175,985,246
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%%(b)	2.027%	02/24/2020	11/24/2020	100,000,000	99,999,690
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%%(b)	2.027%	02/25/2020	11/25/2020	125,000,000	125,010,684
Nederlandse Waterschapsbank NV(a)	1.970%	02/18/2020	02/18/2020	66,000,000	65,843,420
NRW.Bank(a)	2.030%	03/26/2020	03/26/2020	180,000,000	179,204,501
Oversea-Chinese Banking Corp. Ltd.(a)	1.890%	03/13/2020	03/13/2020	60,000,000	59,772,605
Oversea-Chinese Banking Corp. Ltd.(a)	1.950%	04/20/2020	04/20/2020	175,000,000	173,956,445
Skandinaviska Enskilda Banken AB(a)	1.880%	07/22/2020	07/22/2020	150,000,000	148,412,200
Skandinaviska Enskilda Banken AB(a)	1.885%	06/01/2020	06/01/2020	140,000,000	138,898,655
Toronto-Dominion Bank(a)	1.650%	01/03/2020	01/03/2020	200,000,000	199,969,366
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.20%%(b)	1.985%	01/23/2020	05/22/2020	167,000,000	167,007,159
Toyota Credit Canada, Inc., 1 Month USD LIBOR + 0.17%%(b)	1.880%	01/08/2020	03/23/2020	50,000,000	50,012,135
Toyota Finance Australia(a)	1.920%	04/09/2020	04/09/2020	100,000,000	99,477,778
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.24%%(b)	1.953%	01/06/2020	09/01/2020	141,000,000	140,968,295
UBS AG, 1 Month USD LIBOR + 0.34%%(b)	2.053%	01/06/2020	08/06/2020	160,000,000	160,010,862
UBS AG, 3 Month USD LIBOR + 0.05%%(b)	1.959%	02/03/2020	02/03/2020	50,000,000	50,001,024
Westpac Banking Corp.(a)	1.890%	01/01/2020	08/28/2020	120,000,000	120,023,627
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%%(b)	2.066%	01/23/2020	10/23/2020	140,000,000	140,010,891
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,503,408,000
OTHER NOTES—13.4%
ABN Amro Bank NV(a)	1.700%	01/06/2020	01/06/2020	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	1.560%	01/02/2020	01/02/2020	255,000,000	255,000,000
Bank of America NA(a)	1.850%	01/01/2020	03/06/2020	140,000,000	140,009,125
Bank of America NA, 1 Month USD LIBOR + 0.19%%(b)	1.884%	01/06/2020	05/04/2020	54,000,000	53,999,997
Bank of Nova Scotia(a)	1.700%	01/03/2020	01/03/2020	225,000,000	225,000,000
Citibank NA(a)	1.570%	01/02/2020	01/02/2020	200,000,000	200,000,000
Cooperatieve Rabobank UA(a)	1.530%	01/02/2020	01/02/2020	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank(a)	1.540%	01/02/2020	01/02/2020	128,323,000	128,323,000
Mizuho Bank Ltd.(a)	1.580%	01/02/2020	01/02/2020	375,000,000	375,000,000
National Australia Bank Ltd.(a)	1.530%	01/02/2020	01/02/2020	205,000,000	205,000,000
National Bank of Canada(a)	1.650%	01/02/2020	01/02/2020	300,000,000	300,000,000
Royal Bank of Canada(a)	1.550%	01/02/2020	01/02/2020	225,000,000	225,000,000
Royal Bank of Canada(a)	1.750%	01/06/2020	01/06/2020	200,000,000	200,000,000
TOTAL OTHER NOTES					2,907,332,122
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 05/01/2047, and a Federal National Mortgage Association, 3.500% due 01/01/2048, valued at $204,000,001); expected proceeds $200,248,611	1.790%	01/01/2020	01/07/2020	200,000,000	200,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 2.750% due 12/20/2047, valued at $82,080,001); expected proceeds $76,006,629	1.570%	01/02/2020	01/02/2020	$ 76,000,000	$ 76,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Farm Credit Banks, 3.350% – 3.980% due 02/23/2035 – 04/05/2038, Federal Home Loan Mortgage Corporations, 4.000% – 6.000% due 10/01/2027 – 02/01/2049, Federal National Mortgage Associations, 3.000% – 4.500% due 12/01/2032 – 12/01/2049, and Government National Mortgage Associations, 2.500% – 4.125% due 10/20/2023 – 04/15/2049, valued at $144,840,000); expected proceeds $142,012,386	1.570%	01/02/2020	01/02/2020	142,000,000	142,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.617% due 01/01/2031 – 10/01/2049, and Federal National Mortgage Associations, 3.213% – 5.000% due 03/01/2034 – 10/01/2049, valued at $141,780,000); expected proceeds $139,187,650	1.800%	01/07/2020	01/07/2020	139,000,000	139,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					557,000,000
TREASURY REPURCHASE AGREEMENTS—9.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 1.875% due 07/31/2026, valued at $232,560,002); expected proceeds $228,017,733	1.400%	01/02/2020	01/02/2020	228,000,000	228,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $76,500,063); expected proceeds $75,006,042	1.450%	01/02/2020	01/02/2020	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2020, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and a U.S. Treasury Note, 1.750% due 06/30/2022, valued at $30,600,019); expected proceeds $30,002,617	1.570%	01/02/2020	01/02/2020	30,000,000	30,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2026, and U.S. Treasury Notes, 1.375% – 2.750% due 05/31/2021 – 02/29/2024, valued at $1,020,000,001); expected proceeds $1,000,086,111	1.550%	01/02/2020	01/02/2020	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $568,304,688); expected proceeds $557,463144	1.580%	01/02/2020	01/02/2020	557,414,216	557,414,216
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $102,000,041); expected proceeds $100,008,667	1.560%	01/02/2020	01/02/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/11/2020 – 03/26/2020, U.S. Treasury Bonds, 2.375% – 8.000% due 11/15/2021 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 01/15/2023 – 07/15/2028, and U.S. Treasury Notes, 1.375% – 2.875% due 01/15/2020 – 02/15/2025, valued at $43,860,000); expected proceeds $43,003,774	1.570%	01/02/2020	01/02/2020	$ 43,000,000	$ 43,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					2,033,414,216
OTHER REPURCHASE AGREEMENTS—9.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by various Corporate Bonds, 2.820% – 6.500% due 01/19/2022 – 07/31/2047, valued at $91,800,509); expected proceeds $85,422,875(c)	1.990%	01/01/2020	03/26/2020	85,000,000	85,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $162,000,011); expected proceeds $150,013,833	1.990%	01/02/2020	04/03/2020	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Corporate Bonds, 2.250% – 7.000% due 12/06/2021 – 03/01/2050, valued at $108,820,695); expected proceeds $100,009,389	1.690%	01/02/2020	01/02/2020	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 11.000% due 11/04/2024 – 05/15/2060, valued at $216,000,005); expected proceeds $200,067,667	1.740%	01/07/2020	01/07/2020	200,000,000	200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $189,475,084); expected proceeds $175,870,625(c)	1.990%	01/01/2020	03/30/2020	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $567,000,000); expected proceeds $525,049,292	1.690%	01/02/2020	01/02/2020	525,000,000	525,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by various Corporate Bonds, 0.000% – 9.500% due 01/22/2020 – 06/01/2050, valued at $115,001,390); expected proceeds $100,497,500(c)	1.990%	01/01/2020	03/05/2020	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Corporate Bonds, 0.000% – 6.200% due 07/22/2022 – 06/25/2059, valued at $221,989,086); expected proceeds $200,970,000(c)	1.940%	01/01/2020	03/19/2020	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2019 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 4.000% due 08/01/2023 – 01/01/2049, valued at $81,199,630); expected proceeds $75,130,521(c)	1.790%	01/01/2020	04/17/2020	75,000,000	75,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $91,800,008); expected proceeds $85,007,886	1.670%	01/02/2020	01/02/2020	$ 85,000,000	$ 85,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Corporate Bonds, 3.500% – 7.950% due 04/01/2021 – 02/15/2045, valued at $57,500,000); expected proceeds $50,036,328(c)	1.868%	01/14/2020	01/14/2020	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by various Common Stocks, valued at $162,223,605); expected proceeds $150,690,000(c)	1.840%	01/01/2020	03/05/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2019 (collateralized by various Common Stocks, valued at $54,007,913); expected proceeds $50,016,917	1.740%	01/06/2020	01/06/2020	50,000,000	50,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,945,000,000
TOTAL INVESTMENTS –95.7% (Cost $20,702,308,756)(d)					20,703,741,105
Other Assets in Excess of Liabilities —4.3%					922,417,645
NET ASSETS –100.0%					$ 21,626,158,750
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $835,000,000 or 3.9% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,076,356,073	$—	$ 2,076,356,073
Certificates of Deposit	—	6,681,230,694	—	6,681,230,694
Financial Company Commercial Paper	—	4,503,408,000	—	4,503,408,000
Other Notes	—	2,907,332,122	—	2,907,332,122
Government Agency Repurchase Agreements	—	557,000,000	—	557,000,000
Treasury Repurchase Agreements	—	2,033,414,216	—	2,033,414,216
Other Repurchase Agreements	—	1,945,000,000	—	1,945,000,000
Total Investments	$—	$20,703,741,105	$—	$20,703,741,105
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$16,168,326,889
Repurchase agreements, at value	4,535,414,216
Total Investments	20,703,741,105
Cash	896,096,435
Interest receivable — unaffiliated issuers	27,475,953
Other Receivable	37,414
Prepaid expenses and other assets	3,427
TOTAL ASSETS	21,627,354,334
LIABILITIES
Advisory and administrator fee payable	907,346
Custody, sub-administration and transfer agent fees payable	241,776
Trustees’ fees and expenses payable	3,369
Professional fees payable	33,202
Printing fees payable	8,218
Accrued expenses and other liabilities	1,673
TOTAL LIABILITIES	1,195,584
NET ASSETS	$21,626,158,750
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,166,894,540
Repurchase agreements	4,535,414,216
Total cost of investments	$20,702,308,756
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$406,519,300
EXPENSES
Advisory and administrator fee	8,651,875
Custodian, sub-administrator and transfer agent fees	2,242,265
Trustees’ fees and expenses	261,888
Professional fees and expenses	194,274
Printing and postage fees	9,690
Insurance expense	6,442
Miscellaneous expenses	25,045
TOTAL EXPENSES	11,391,479
NET INVESTMENT INCOME (LOSS)	$395,127,821
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	206,342
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,566,595
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,772,937
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$396,900,758
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 395,127,821	$ 247,714,372
Net realized gain (loss)	206,342	99,189
Net change in unrealized appreciation/depreciation	1,566,595	11,343
Net increase (decrease) in net assets resulting from operations	396,900,758	247,824,904
CAPITAL TRANSACTIONS
Contributions	32,519,193,299	38,864,723,746
Withdrawals	(22,486,319,974)	(37,857,969,929)
Net increase (decrease) in net assets from capital transactions	10,032,873,325	1,006,753,817
Net increase (decrease) in net assets during the period	10,429,774,083	1,254,578,721
Net assets at beginning of period	11,196,384,667	9,941,805,946
NET ASSETS AT END OF PERIOD	$ 21,626,158,750	$ 11,196,384,667
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.38%	2.06%	0.96%	0.51%	0.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,626,159	$11,196,385	$9,941,806	$8,272,653	$47,683,856
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	2.29%	2.05%	1.11%	0.49%	0.17%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $4,535,414,216 and associated collateral equal to $4,765,342,752.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$20,702,308,756	$1,664,664	$232,315	$1,432,349
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,010.60	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value	$881,295,603
Cash	1
Receivable from Adviser	106,179
TOTAL ASSETS	881,401,783
LIABILITIES
Administration fees payable	37,466
Shareholder servicing fee payable	2
Trustees’ fees and expenses payable	1,470
Transfer agent fees payable	840
Distribution payable	40,576
Professional fees payable	4,215
Printing and postage fees payable	14
Accrued expenses and other liabilities	14
TOTAL LIABILITIES	84,597
NET ASSETS	$881,317,186
NET ASSETS CONSIST OF:
Paid-in Capital	$881,314,791
Total distributable earnings (loss)	2,395
NET ASSETS	$881,317,186
Institutional Class
Net Assets	$ 50,002
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0000
Investor Class
Net Assets	$ 50,002
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0000
Premier Class
Net Assets	$881,217,182
Shares Outstanding	881,214,969
Net asset value, offering and redemption price per share	$ 1.0000
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$881,294,852
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2019 (a)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$1,253,210
Expenses allocated from affiliated Portfolio	(75,413)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,177,797
EXPENSES
Administration fees
Institutional Class	1
Investor Class	1
Premier Class	35,394
Shareholder servicing fees
Institutional Class	1
Investor Class	1
Custodian fees	2,070
Trustees’ fees and expenses	1,470
Transfer agent fees	840
Registration and filing fees	28,658
Professional fees and expenses	11,340
Printing and postage fees	5,888
Miscellaneous expenses	1,763
TOTAL EXPENSES	87,427
Expenses waived/reimbursed by the Adviser	(106,179)
NET EXPENSES	(18,752)
NET INVESTMENT INCOME (LOSS)	$1,196,549
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	751
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,197,300
(a) For the period December 3, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,196,549
Net change in unrealized appreciation/depreciation	751
Net increase (decrease) in net assets resulting from operations	1,197,300
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class(a)	(32)
Investor Class(a)	(32)
Premier Class	(1,194,841)
Total distributions to shareholders	(1,194,905)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class(a)
Shares sold	50,000
Net increase (decrease) from capital share transactions	50,000
Investor Class(a)
Shares sold	50,000
Net increase (decrease) from capital share transactions	50,000
Premier Class
Shares sold	884,706,710
Reinvestment of distributions	1,154,331
Shares redeemed	(4,646,250)
Net increase (decrease) from capital share transactions	881,214,791
Net increase (decrease) in net assets from beneficial interest transactions	881,314,791
Net increase (decrease) in net assets during the period	881,317,186
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$881,317,186
SHARES OF BENEFICIAL INTEREST:
Institutional Class(a)
Shares sold	50,000
Net increase (decrease) from share transactions	50,000
Investor Class(a)
Shares sold	50,000
Net increase (decrease) from share transactions	50,000
Premier Class
Shares sold	884,706,889
Reinvestment of distributions	1,154,330
Shares redeemed	(4,646,250)
Net increase (decrease) from share transactions	881,214,969
*	Inception date.
(a)	For Institutional Class and Investor Class shares, data is for the period December 19, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0006
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0006
Distributions to shareholders from:
Net investment income	(0.0006)
Net asset value, end of period	$ 1.0000
Total return (c)	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.31%(d)
Net expenses	0.11%(d)
Net investment income (loss)	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Investor Class(a)
For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0006
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0006
Distributions to shareholders from:
Net investment income	(0.0006)
Total distributions	(0.0006)
Net asset value, end of period	$ 1.0000
Total return (c)	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%(d)
Net expenses	0.16%(d)
Net investment income (loss)	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Premier Class(a)
For the Period 12/04/2019 *- 12/31/19
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0013
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0013
Distributions to shareholders from:
Net investment income	(0.0013)
Total distributions	(0.0013)
Net asset value, end of period	$ 1.0000
Total return (c)	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$881,217
Ratios to Average Net Assets:
Total expenses	0.23%(d)
Net expenses	0.08%(d)
Net investment income (loss)	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class	December 4, 2019 December 20, 2019 Not commenced Not commenced December 20, 2019	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2019, the Adviser contractually waived fees in the amount of $77,889.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis -- this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2019, the Adviser voluntarily waived expenses in the amount of $28,290.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares and Investor Class shares made payments for these services at an annual rate up to 0.03% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares and Investor Class shares, respectively. During the period ended December 31, 2019, the Fund’s Institutional Class shares and Investor Class shares paid SSGA FD $1 and $1, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street ESG Liquid Reserves Fund	$1,194,905	$—	$1,194,905
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street ESG Liquid Reserves Fund	$1,644	$—	$—	$751	$2,395
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$881,294,852	$751	$—	$751
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street ESG Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations and statement of changes in net assets for the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, and the results of its operations and changes in its net assets for the period from December 3, 2019 (inception date) through December 31, 2019 and its financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees to the extent applicable, distribution (12b-1) and/or services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Fund
Institutional Class	0.11%	$1,000.60	$ 0.04(a)	$1,001.70	$ 0.04(a)
Investor Class	0.16	1,000.60	0.06(a)	1,001.70	0.06(a)
Premier Class	0.08	1,001.30	0.07(b)	1,003.90	0.06(b)
(a)	Expenses are equal to the Fund's annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 13, then divided by 365.
(b)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 29, then divided by 365.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each, a “Trust” and together, the “Trusts”), including a majority of the Independent Trustees, met in-person on May 15, 2019, to consider a proposal to approve the investment advisory agreements (the “Advisory Agreements”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio, each a new series of the applicable Trust (each, a “New Fund,” and together, the “New Funds”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreements. The Independent Trustees reviewed the proposed Advisory Agreements with respect to the New Funds in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Funds at the in-person meeting of the Board held on May 15, 2019, as well as at other meetings of the Board and its committees held throughout the year. The Independent Trustees also received a presentation from the Adviser regarding the New Funds at an in-person meeting held on April 10, 2019. At the May 15, 2019 in-person Board meeting, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
The Independent Trustees considered performance information about other money market funds managed by the Adviser, including the performance of the State Street Institutional Liquid Reserves Fund, on which the investment strategy of the New Funds will be closely based.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of the New Funds’ estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of the New Funds’ contractual and estimated actual management fees and estimated total expense ratio to the contractual and actual management fees and total expense ratios of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing other money market funds; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds as well as services provided to the Other Funds, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Funds.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the New Funds;
•	Draft responses to a letter from Independent Counsel reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreements with respect to the New Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Independent Trustees took into account a detailed presentation provided by the Adviser at the April 10, 2019 in-person meeting on the R-Factor score, which will be incorporated into the New Funds’ investment process. The Board also considered the Adviser’s success in maintaining the constant dollar value, even through extraordinary market conditions, of the Other Funds that operate as money market funds with stable net asset values. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. However, the Board took into account management’s discussion of the favorable performance track record of the State Street Institutional Liquid Reserves Fund, which utilizes a similar investment strategy as the investment strategy to be utilized by the New Funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Funds. As part of its review, the Board considered the New Funds’ management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Funds:
The Board considered that the proposed contractual management fee for the New Funds was below the median of the New Funds’ Expense Group. The Board also considered that the New Funds’ total expenses were below the medians of its Expense Group and Expense Universe. The Board also took into account that the Adviser had agreed to waive a portion of its advisory fee and/or reimburse expenses of the New Funds under certain circumstances. The Board also considered that the State Street ESG Liquid Reserves Portfolio serves as a master fund in a master-feeder structure, and considered the New Funds’ investment advisory fees in the context of the overall master-feeder arrangement.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
The Board concluded that the expected profitability of the Adviser with respect to the New Funds, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Funds, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds, on the other hand, can expect to realize benefits from economies of scale as the New Funds’ assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreements.
Further, based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreements are reasonable, fair, and in the best interests of the New Funds and their shareholders, and (2) the rates to be payable under the Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Certificates of Deposit	30.7%
Financial Company Commercial Paper	20.8
Government Agency Repurchase Agreements	18.7
Other Notes	9.7
Treasury Repurchase Agreements	8.0
Other Repurchase Agreements	7.9
Asset Backed Commercial Paper	4.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	45.9%
31 to 60 Days	1.4
61 to 90 Days	14.7
Over 90 Days	37.9
Total	99.9%
Average days to maturity	30
Weighted average life	89
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—4.1%
Antalis SA(a)	1.700%	01/03/2020	01/03/2020	$ 4,000,000	$ 3,999,392
Antalis SA(a)	1.950%	03/03/2020	03/03/2020	10,000,000	9,967,135
Antalis SA(a)	1.950%	03/09/2020	03/09/2020	3,500,000	3,487,368
Barton Capital SA(a)	1.870%	01/14/2020	01/14/2020	10,721,000	10,713,107
Barton Capital SA(a)	2.000%	01/28/2020	01/28/2020	7,500,000	7,489,057
TOTAL ASSET BACKED COMMERCIAL PAPER					35,656,059
CERTIFICATES OF DEPOSIT—30.7%
Bank of Montreal(a)	1.840%	01/10/2020	01/10/2020	10,000,000	10,000,475
Bank of Montreal(a)	1.880%	04/02/2020	04/02/2020	10,000,000	9,999,981
Bank of Montreal(a)	2.000%	03/18/2020	03/18/2020	7,000,000	7,001,671
Bank of Nova Scotia(a)	1.900%	04/13/2020	04/13/2020	9,000,000	9,001,403
Bank of Nova Scotia, 1 Month USD LIBOR + 0.22%%(b)	1.914%	01/06/2020	07/06/2020	12,000,000	11,998,503
Canadian Imperial Bank of Commerce(a)	2.000%	01/13/2020	01/13/2020	11,000,000	11,001,164
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.12%%(b)	2.020%	03/04/2020	12/04/2020	12,000,000	11,999,964
Credit Suisse, 1 Month USD LIBOR + 0.29%%(b)	1.987%	01/03/2020	09/03/2020	10,000,000	9,999,092
Credit Suisse, Secured Overnight Financing Rate + 0.34%%(b)	1.880%	01/01/2020	07/06/2020	12,000,000	11,998,747
Mizuho Bank Ltd.(a)	1.920%	01/24/2020	01/24/2020	6,500,000	6,501,568
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21%%(b)	1.907%	01/03/2020	04/03/2020	10,000,000	9,999,618
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.22%%(b)	1.914%	01/06/2020	05/06/2020	10,000,000	10,000,000
Natixis(a)	1.870%	03/03/2020	03/03/2020	13,000,000	13,000,007
Natixis, 3 Month USD LIBOR + 0.11%%(b)	2.010%	03/04/2020	09/04/2020	12,000,000	11,999,965
Natixis, 3 Month USD LIBOR + 0.20%%(b)	2.147%	03/30/2020	12/29/2020	7,000,000	7,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.20%%(b)	1.894%	01/06/2020	06/04/2020	10,000,000	9,999,166
Nordea Bank AB, 1 Month USD LIBOR + 0.23%%(b)	1.940%	01/09/2020	07/09/2020	10,000,000	9,999,573
Nordea Bank AB, 3 Month USD LIBOR + 0.13%%(b)	2.018%	03/11/2020	12/11/2020	5,000,000	4,999,987
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%%(b)	2.016%	03/03/2020	12/03/2020	10,000,000	9,999,970
Skandinaviska Enskilda Banken AB(a)	1.870%	04/14/2020	04/14/2020	1,600,000	1,601,312
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.20%%(b)	1.965%	01/21/2020	07/20/2020	9,500,000	9,495,954
Sumitomo Mitsui Trust Bank(a)	1.890%	04/07/2020	04/07/2020	10,000,000	9,997,809
Sumitomo Mitsui Trust Bank(a)	1.950%	03/13/2020	03/13/2020	10,000,000	10,000,710
Swedbank AB(a)	2.030%	03/02/2020	03/02/2020	6,000,000	6,000,854
Swedbank AB, 3 Month USD LIBOR + 0.11%%(b)	1.995%	03/09/2020	06/09/2020	7,000,000	7,001,488
Toronto Dominion Bank(a)	1.850%	02/06/2020	02/06/2020	12,000,000	11,999,848
Toronto Dominion Bank(a)	1.880%	03/23/2020	03/23/2020	15,000,000	14,999,802
Toronto Dominion Bank(a)	1.900%	03/27/2020	03/27/2020	5,000,000	5,000,132
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%%(b)	2.035%	03/09/2020	12/09/2020	8,000,000	8,000,715
TOTAL CERTIFICATES OF DEPOSIT					270,599,478
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Australia & New Zealand Banking Group Ltd.(a)	1.840%	03/10/2020	03/10/2020	12,000,000	11,957,230
Australia & New Zealand Banking Group Ltd.(a)	1.840%	04/14/2020	04/14/2020	12,000,000	11,934,550
Australia & New Zealand Banking Group Ltd.(a)	1.860%	03/12/2020	03/12/2020	5,000,000	4,981,640
Banco Santander(a)	1.920%	03/05/2020	03/05/2020	20,000,000	19,930,017
Banco Santander(a)	1.930%	03/13/2020	03/13/2020	7,000,000	6,972,520
Bank of Nova Scotia(a)	1.860%	04/03/2020	04/03/2020	8,000,000	7,961,690
Canadian Imperial Bank of Commerce(a)	1.760%	01/08/2020	01/08/2020	8,000,000	7,996,953
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%%(b)	1.941%	03/10/2020	06/10/2020	12,000,000	11,999,970
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.11%%(b)	1.997%	02/28/2020	11/30/2020	12,000,000	11,999,980
Credit Suisse(a)	1.910%	04/01/2020	04/01/2020	5,000,000	4,975,582
HSBC Bank PLC, 3 Month USD LIBOR + 0.19%%(b)	2.090%	03/02/2020	12/02/2020	9,000,000	9,003,225
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
HSBC Bank PLC, 3 Month USD LIBOR + 0.20%%(b)	2.091%	03/09/2020	12/08/2020	$ 7,000,000	$ 7,003,209
National Australia Bank Ltd., 3 Month USD LIBOR + 0.12%%(b)	2.012%	03/03/2020	12/03/2020	10,000,000	9,999,973
Nestle Finance International Ltd.(a)	1.750%	03/19/2020	03/19/2020	10,000,000	9,962,738
Royal Bank of Canada(a)	2.000%	03/19/2020	03/19/2020	6,000,000	5,975,681
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.19%%(b)	1.903%	01/06/2020	06/05/2020	10,000,000	9,999,376
Toronto Dominion Bank(a)	2.000%	01/15/2020	01/15/2020	5,000,000	4,996,160
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.10%%(b)	2.006%	03/03/2020	08/28/2020	10,000,000	9,999,976
UBS AG, 3 Month USD LIBOR + 0.07%%(b)	1.998%	01/29/2020	04/29/2020	8,000,000	7,999,979
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%%(b)	2.042%	02/25/2020	11/25/2020	8,000,000	8,002,824
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					183,653,273
OTHER NOTES—9.7%
Bank of America NA, 1 Month USD LIBOR + 0.19%%(b)	1.884%	01/02/2020	07/01/2020	10,000,000	10,000,000
Credit Agricole Corporate and Investment Bank(a)	1.540%	01/02/2020	01/02/2020	5,758,000	5,758,000
Mizuho Bank Ltd.(a)	1.580%	01/02/2020	01/02/2020	10,000,000	10,000,000
National Australia Bank Ltd.(a)	1.530%	01/02/2020	01/02/2020	20,000,000	20,000,000
National Bank of Canada(a)	1.650%	01/02/2020	01/02/2020	20,000,000	20,000,000
Royal Bank of Canada(a)	1.550%	01/02/2020	01/02/2020	20,000,000	20,000,000
TOTAL OTHER NOTES					85,758,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 3.588% due 11/20/2069, valued at $5,100,001); expected proceeds $5,000,436	1.570%	01/02/2020	01/02/2020	5,000,000	5,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 02/01/2047, Federal National Mortgage Associations, 3.000% – 4.000% due 06/01/2039 – 09/01/2049, and a Government National Mortgage Association, 2.500% due 12/20/2049, valued at $25,500,460); expected proceeds $25,002,181	1.570%	01/02/2020	01/02/2020	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% due 09/01/2047 – 08/01/2048, valued at $71,400,000); expected proceeds $70,006,106	1.570%	01/02/2020	01/02/2020	70,000,000	70,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $66,300,001); expected proceeds $65,005,669	1.570%	01/02/2020	01/02/2020	65,000,000	65,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					165,000,000
TREASURY REPURCHASE AGREEMENTS—8.0%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Farm Credit Bank, 3.540% due 01/25/2038, a Federal Home Loan Mortgage Corporation, 2.500% due 12/01/2049, a U.S. Treasury Bill, 0.000% due 01/02/2020, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, and a U.S. Treasury Note, 1.750% due 12/31/2024, valued at $71,399,811); expected proceeds $70,006,106	1.570%	01/02/2020	01/02/2020	70,000,000	70,000,000
OTHER REPURCHASE AGREEMENTS—7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by a Common Stock, valued at $10,800,613); expected proceeds $10,065,781(c)	1.990%	01/01/2020	04/03/2020	10,000,000	10,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Common Stocks, valued at $32,386,273); expected proceeds $30,018,308	1.690%	01/02/2020	01/02/2020	$ 30,000,000	$ 30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2019 (collateralized by various Common Stocks, valued at $32,400,015); expected proceeds $30,214,600(c)	1.790%	01/01/2020	04/17/2020	30,000,000	30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					70,000,000
TOTAL INVESTMENTS –99.9% (Cost $880,666,059)(d)					880,666,810
Other Assets in Excess of Liabilities —0.1%					629,793
NET ASSETS –100.0%					$ 881,296,603
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $40,000,000 or 4.5% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 35,656,059	$—	$ 35,656,059
Certificates of Deposit	—	270,599,478	—	270,599,478
Financial Company Commercial Paper	—	183,653,273	—	183,653,273
Other Notes	—	85,758,000	—	85,758,000
Government Agency Repurchase Agreements	—	165,000,000	—	165,000,000
Treasury Repurchase Agreements	—	70,000,000	—	70,000,000
Other Repurchase Agreements	—	70,000,000	—	70,000,000
Total Investments	$—	$880,666,810	$—	$880,666,810
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value	$575,666,810
Repurchase agreements, at value and amortized cost	305,000,000
Total Investments	880,666,810
Cash	678
Receivable for Contributions	1,000
Interest receivable — unaffiliated issuers	680,500
TOTAL ASSETS	881,348,988
LIABILITIES
Advisory fee payable	35,403
Custodian, sub-administrator and transfer agent fees payable	8,538
Trustees’ fees and expenses payable	1,470
Professional fees payable	6,106
Printing and postage fees payable	28
Accrued expenses and other liabilities	840
TOTAL LIABILITIES	52,385
NET ASSETS	$881,296,603
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$575,666,059
Repurchase agreements	305,000,000
Total cost of investments	$880,666,059
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2019 (a)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,253,210
EXPENSES
Advisory fee	35,403
Custodian, sub-administrator and transfer agent fees	8,824
Trustees’ fees and expenses	1,470
Professional fees and expenses	24,000
Printing and postage fees	4,876
Miscellaneous expenses	840
TOTAL EXPENSES	75,413
NET INVESTMENT INCOME (LOSS)	$1,177,797
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	751
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,178,548
(a) For the period December 3, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,177,797
Net change in unrealized appreciation/depreciation	751
Net increase (decrease) in net assets resulting from operations	1,178,548
CAPITAL TRANSACTIONS
Contributions	884,807,715
Withdrawals	(4,689,660)
Net increase (decrease) in net assets from capital transactions	880,118,055
Net increase (decrease) in net assets during the period	881,296,603
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
7

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

For the Period 12/04/19*- 12/31/19
Total return (a)	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$881,297
Ratios to average net assets:
Total expenses	0.11%(b)
Net investment income (loss)	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $305,000,000 and associated collateral equal to $315,287,173.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations and statement of changes in net assets for the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, and the results of its operations and changes in its net assets for the period from December 3, 2019 (inception date) through December 31, 2019 and its financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Portfolio(a)	0.11%	$1,001.30	$0.55	$1,003.90	$0.09
(a)	Expenses are equal to the Portfolio's annualized net expense ratio, multiplied by the average account value of the period, multiplied by 29, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each, a “Trust” and together, the “Trusts”), including a majority of the Independent Trustees, met in-person on May 15, 2019, to consider a proposal to approve the investment advisory agreements (the “Advisory Agreements”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio, each a new series of the applicable Trust (each, a “New Fund,” and together, the “New Funds”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreements. The Independent Trustees reviewed the proposed Advisory Agreements with respect to the New Funds in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Funds at the in-person meeting of the Board held on May 15, 2019, as well as at other meetings of the Board and its committees held throughout the year. The Independent Trustees also received a presentation from the Adviser regarding the New Funds at an in-person meeting held on April 10, 2019. At the May 15, 2019 in-person Board meeting, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
The Independent Trustees considered performance information about other money market funds managed by the Adviser, including the performance of the State Street Institutional Liquid Reserves Fund, on which the investment strategy of the New Funds will be closely based.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of the New Funds’ estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of the New Funds’ contractual and estimated actual management fees and estimated total expense ratio to the contractual and actual management fees and total expense ratios of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing other money market funds; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds as well as services provided to the Other Funds, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Funds.
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OTHER INFORMATION  (continued)
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Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the New Funds;
•	Draft responses to a letter from Independent Counsel reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
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OTHER INFORMATION  (continued)
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Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreements with respect to the New Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Independent Trustees took into account a detailed presentation provided by the Adviser at the April 10, 2019 in-person meeting on the R-Factor score, which will be incorporated into the New Funds’ investment process. The Board also considered the Adviser’s success in maintaining the constant dollar value, even through extraordinary market conditions, of the Other Funds that operate as money market funds with stable net asset values. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. However, the Board took into account management’s discussion of the favorable performance track record of the State Street Institutional Liquid Reserves Fund, which utilizes a similar investment strategy as the investment strategy to be utilized by the New Funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Funds. As part of its review, the Board considered the New Funds’ management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Funds:
The Board considered that the proposed contractual management fee for the New Funds was below the median of the New Funds’ Expense Group. The Board also considered that the New Funds’ total expenses were below the medians of its Expense Group and Expense Universe. The Board also took into account that the Adviser had agreed to waive a portion of its advisory fee and/or reimburse expenses of the New Funds under certain circumstances. The Board also considered that the State Street ESG Liquid Reserves Portfolio serves as a master fund in a master-feeder structure, and considered the New Funds’ investment advisory fees in the context of the overall master-feeder arrangement.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
The Board concluded that the expected profitability of the Adviser with respect to the New Funds, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Funds, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds, on the other hand, can expect to realize benefits from economies of scale as the New Funds’ assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreements.
Further, based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreements are reasonable, fair, and in the best interests of the New Funds and their shareholders, and (2) the rates to be payable under the Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$60,306,952,959
Receivable for fund shares sold	18,000,691
Receivable from Adviser	25,406
Prepaid expenses and other assets	125,634
TOTAL ASSETS	60,325,104,690
LIABILITIES
Payable for fund shares repurchased	1,087,555
Administration fees payable	2,416,273
Shareholder servicing fee payable	492,981
Distribution fees payable	114,414
Transfer agent fees payable	10,766
Distribution payable	18,229,940
Registration and filing fees payable	1,552,106
Professional fees payable	7,418
Printing fees payable	17,200
Accrued expenses and other liabilities	264,810
TOTAL LIABILITIES	24,193,463
NET ASSETS	$60,300,911,227
NET ASSETS CONSIST OF:
Paid-in Capital	$60,300,850,805
Total distributable earnings (loss)	60,422
NET ASSETS	$60,300,911,227
Administration Class
Net Assets	$ 1,672,762,222
Shares Outstanding	1,672,893,266
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 950,202,441
Shares Outstanding	950,201,143
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 517,996,880
Shares Outstanding	518,003,686
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 726,126,041
Shares Outstanding	726,127,505
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$52,826,659,664
Shares Outstanding	52,826,899,366
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 3,607,163,979
Shares Outstanding	3,607,180,183
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$1,144,608,471
Expenses allocated from affiliated Portfolio	(33,904,292)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,110,704,179
EXPENSES
Administration fees
Administration Class	919,938
Institutional Class	556,730
Investment Class	223,518
Investor Class	589,337
Premier Class	22,365,186
Class G	294,270
Shareholder servicing fees
Administration Class	3,679,751
Institutional Class	334,038
Investment Class	1,117,589
Investor Class	942,939
Distribution fees
Administration Class	919,938
Investment Class	447,035
Custodian fees	45,141
Trustees’ fees and expenses	18,048
Transfer agent fees	122,852
Registration and filing fees	702,603
Professional fees and expenses	44,881
Printing and postage fees	146,804
Insurance expense	275,111
Miscellaneous expenses	271,312
TOTAL EXPENSES	34,017,021
Expenses waived/reimbursed by the Adviser	(68,712)
NET EXPENSES	33,948,309
NET INVESTMENT INCOME (LOSS)	$1,076,755,870
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	60,335
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,076,816,205
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,076,755,870	$ 839,026,742
Net realized gain (loss)	60,335	20,493
Net increase (decrease) in net assets resulting from operations	1,076,816,205	839,047,235
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(34,381,796)	(28,998,475)
Institutional Class	(21,677,268)	(2,300,785)
Investment Class	(7,849,844)	(6,662,497)
Investor Class	(24,493,818)	(20,723,110)
Premier Class	(926,193,754)	(708,700,364)
Class G	(62,143,041)	(60,072,493)
Class M	—	(11,595,054)
Total distributions to shareholders	(1,076,739,521)	(839,052,778)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	24,892,352,758	27,627,501,125
Reinvestment of distributions	11,965,550	9,687,462
Shares redeemed	(24,917,663,849)	(27,860,753,519)
Net increase (decrease) from capital share transactions	(13,345,541)	(223,564,932)
Institutional Class
Shares sold	29,380,759,495	3,275,238,137
Reinvestment of distributions	4,835,215	990
Shares redeemed	(29,075,126,488)	(2,635,506,206)
Net increase (decrease) from capital share transactions	310,468,222	639,732,921
Investment Class
Shares sold	2,095,050,900	1,992,798,373
Reinvestment of distributions	878,064	634,854
Shares redeemed	(1,958,018,009)	(2,045,835,395)
Net increase (decrease) from capital share transactions	137,910,955	(52,402,168)
Investor Class
Shares sold	15,997,492,868	5,437,824,232
Reinvestment of distributions	11,962,564	8,244,393
Shares redeemed	(17,158,427,721)	(4,816,176,114)
Net increase (decrease) from capital share transactions	(1,148,972,289)	629,892,511
Premier Class
Shares sold	812,815,301,168	417,552,603,900
Reinvestment of distributions	770,502,953	595,511,561
Shares redeemed	(793,699,136,883)	(424,129,684,801)
Net increase (decrease) from capital share transactions	19,886,667,238	(5,981,569,340)
Class G
Shares sold	41,580,859,111	19,289,084,679
Reinvestment of distributions	61,910,768	60,074,427
Shares redeemed	(41,101,444,589)	(20,633,167,734)
Net increase (decrease) from capital share transactions	541,325,290	(1,284,008,628)
Class M(b)
Shares sold	—	5,960,061,317
Reinvestment of distributions	—	10,544,078
Shares redeemed	—	(7,061,984,937)
Net increase (decrease) from capital share transactions	—	(1,091,379,542)
Net increase (decrease) in net assets from beneficial interest transactions	19,714,053,875	(7,363,299,178)
Net increase (decrease) in net assets during the period	19,714,130,559	(7,363,304,721)
Net assets at beginning of period	40,586,780,668	47,950,085,389
NET ASSETS AT END OF PERIOD	$ 60,300,911,227	$ 40,586,780,668
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	24,892,352,758	27,627,501,125
Reinvestment of distributions	11,965,550	9,687,462
Shares redeemed	(24,917,663,849)	(27,860,753,519)
Net increase (decrease) from share transactions	(13,345,541)	(223,564,932)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/19	Year Ended 12/31/18(a)
Institutional Class
Shares sold	29,380,759,495	3,275,238,137
Reinvestment of distributions	4,835,215	990
Shares redeemed	(29,075,126,488)	(2,635,506,206)
Net increase (decrease) from share transactions	310,468,222	639,732,921
Investment Class
Shares sold	2,095,050,900	1,992,798,372
Reinvestment of distributions	878,064	634,854
Shares redeemed	(1,958,018,009)	(2,045,835,394)
Net increase (decrease) from share transactions	137,910,955	(52,402,168)
Investor Class
Shares sold	15,997,492,868	5,437,824,232
Reinvestment of distributions	11,962,564	8,244,393
Shares redeemed	(17,158,427,721)	(4,816,176,114)
Net increase (decrease) from share transactions	(1,148,972,289)	629,892,511
Premier Class
Shares sold	812,815,301,168	417,552,603,900
Reinvestment of distributions	770,502,953	595,511,561
Shares redeemed	(793,699,136,883)	(424,129,684,801)
Net increase (decrease) from share transactions	19,886,667,238	(5,981,569,340)
Class G
Shares sold	41,580,859,111	19,289,084,679
Reinvestment of distributions	61,910,768	60,074,427
Shares redeemed	(41,101,444,589)	(20,633,167,734)
Net increase (decrease) from share transactions	541,325,290	(1,284,008,628)
Class M(b)
Shares sold	—	5,960,061,317
Reinvestment of distributions	—	10,544,078
Shares redeemed	—	(7,061,984,937)
Net increase (decrease) from share transactions	—	(1,091,379,542)
(a)	For Institutional Class shares, data is for the period January 18, 2018 (inception date) through December 31, 2018.
(b)	Class M Shares liquidated on September 28, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0186	0.0150	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0186	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	1.88%	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,672,762	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.37%(d)
Net investment income (loss)	1.87%	1.47%	0.50%	0.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0207	0.0170
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net investment income (loss)	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0178	0.0140	0.0044	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0178	0.0140	0.0044	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.79%	1.40%	0.44%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$517,997	$380,085	$432,488	$903,050	$971,551
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.45%	0.47%	0.47%	0.37%	0.10%
Net investment income (loss)	1.76%	1.42%	0.40%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0203	0.0170	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0203	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.05%	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$726,126	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.08%	1.68%	0.83%	0.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0170	0.0079	0.0025	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0211	0.0170	0.0079	0.0025	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0211)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	2.13%	1.76%	0.79%	0.25%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,826,660	$32,939,927	$38,921,503	$43,302,733	$13,516,264
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.09%
Net investment income (loss)	2.08%	1.74%	0.78%	0.27%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0215	0.0180	0.0082	0.0029	0.0002(b)
Net realized gain (loss)	0.0000(c)	—	0.0001	0.0000(c)	0.0000(c)
Total from investment operations	0.0215	0.0180	0.0083	0.0029	0.0002
Distributions to shareholders from:
Net investment income	(0.0215)	(0.0180)	(0.0083)	(0.0029)	(0.0002)
Net realized gains	—	—	(0.0000)(c)	—	—
Total distributions	(0.0215)	(0.0180)	(0.0083)	(0.0029)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	2.17%	1.80%	0.83%	0.29%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,607,164	$3,065,834	$4,349,842	$581,991	$732,938
Ratios to Average Net Assets:
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.12%	1.74%	0.95%	0.29%	0.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Select Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
On September 28, 2018, Class M was liquidated and closed.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.05% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the Total Annual Fund Operating Expense Waiver). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board.
Effective September 23, 2019, the Adviser is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund, and may not be
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees. SSGA FM reimbursed $68,712 to the Investment Class shares during the fiscal year ended December 31, 2019.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2019, the Fund's Administration Class shares and Investment Class shares paid $919,938 and $447,035 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended December 31, 2019, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $3,679,751, $334,038, $1,117,589 and $942,939, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$1,076,739,521	$—	$1,076,739,521
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 839,052,778	$ —	$ 839,052,778
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$60,422	$—	$—	$—	$60,422
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,000.00	$1.87	$1,023.30	$1.89
Institutional Class	0.15	1,009.30	0.76	1,024.40	0.77
Investment Class	0.44	1,008.00	2.23	1,023.00	2.24
Investor Class	0.20	1,009.20	1.01	1,024.20	1.02
Premier Class	0.12	1,009.60	0.61	1,024.60	0.61
Class G	0.08	1,009.80	0.41	1,024.80	0.41
(a)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Government Agency Debt	39.5%
Treasury Debt	23.1
Treasury Repurchase Agreements	15.6
Government Agency Repurchase Agreements	11.8
Treasury Debt	3.2
Other Assets in Excess of Liabilities	6.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	34.0%
31 to 60 Days	13.5
61 to 90 Days	13.6
Over 90 Days	32.1
Total	93.2%
Average days to maturity	35
Weighted average life	100
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—39.5%
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	02/06/2020	$ 115,000,000	$ 115,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.04%(a)	1.575%	01/01/2020	09/11/2020	149,000,000	149,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.11%(a)	1.636%	01/01/2020	12/28/2020	16,000,000	15,988,869
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	1.675%	01/10/2020	02/10/2020	200,000,000	199,997,690
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.695%	01/16/2020	09/16/2020	146,000,000	145,995,411
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	1.700%	01/10/2020	06/10/2020	290,800,000	290,793,642
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.736%	01/13/2020	11/12/2020	358,400,000	358,369,043
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.742%	01/27/2020	02/25/2020	150,000,000	149,998,060
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.747%	01/27/2020	02/25/2020	240,000,000	239,993,631
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.764%	01/19/2020	03/17/2021	165,000,000	164,978,700
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	1.765%	01/22/2020	05/22/2020	179,600,000	179,597,477
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.785%	01/23/2020	04/23/2020	272,600,000	272,598,324
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	1.816%	01/27/2020	01/27/2020	25,000,000	25,000,474
Federal Home Loan Bank (b)	1.547%	02/05/2020	02/05/2020	200,000,000	199,707,789
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	01/24/2020	450,000,000	450,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	02/21/2020	301,000,000	301,000,000
Federal Home Loan Bank (b)	1.560%	03/11/2020	03/11/2020	200,000,000	199,402,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	02/21/2020	300,000,000	300,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	05/14/2020	147,000,000	147,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	05/22/2020	213,200,000	213,200,000
Federal Home Loan Bank (b)	1.569%	02/19/2020	02/19/2020	199,000,000	198,583,692
Federal Home Loan Bank (b)	1.569%	05/20/2020	05/20/2020	177,840,000	176,762,630
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	08/21/2020	143,700,000	143,700,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	11/06/2020	109,000,000	109,000,000
Federal Home Loan Bank (b)	1.571%	02/21/2020	02/21/2020	400,000,000	399,127,222
Federal Home Loan Bank (b)	1.572%	02/12/2020	02/12/2020	200,000,000	199,641,933
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	1.575%	01/01/2020	02/21/2020	267,500,000	267,500,000
Federal Home Loan Bank (b)	1.578%	06/17/2020	06/17/2020	250,000,000	248,169,958
Federal Home Loan Bank (b)	1.580%	02/11/2020	02/11/2020	300,000,000	299,473,333
Federal Home Loan Bank (b)	1.580%	03/18/2020	03/18/2020	954,000,000	950,817,880
Federal Home Loan Bank (b)	1.585%	06/19/2020	06/19/2020	300,000,000	297,767,792
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	1.585%	01/01/2020	01/17/2020	270,000,000	270,000,000
Federal Home Loan Bank (b)	1.586%	03/04/2020	03/04/2020	400,500,000	399,406,057
Federal Home Loan Bank (b)	1.590%	02/14/2020	02/14/2020	250,000,000	249,525,208
Federal Home Loan Bank (b)	1.590%	03/23/2020	03/23/2020	400,000,000	398,569,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	1.590%	01/01/2020	01/17/2020	54,700,000	54,700,000
Federal Home Loan Bank (b)	1.596%	02/26/2020	02/26/2020	300,000,000	299,268,500
Federal Home Loan Bank (b)	1.600%	01/02/2020	01/02/2020	100,000,000	100,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.06%(a)	1.600%	01/01/2020	05/06/2020	170,800,000	170,800,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.08%(a)	1.615%	01/01/2020	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	1.620%	04/08/2020	04/08/2020	228,000,000	227,004,780
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank (b)	1.620%	05/28/2020	05/28/2020	$ 250,000,000	$ 251,003,663
Federal Home Loan Bank (b)	1.630%	01/29/2020	01/29/2020	250,000,000	249,694,375
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.10%(a)	1.640%	01/01/2020	12/23/2020	311,000,000	311,000,000
Federal Home Loan Bank (b)	1.645%	04/13/2020	04/13/2020	200,000,000	199,067,833
Federal Home Loan Bank (b)	1.647%	03/02/2020	03/02/2020	350,000,000	349,989,395
Federal Home Loan Bank (b)	1.647%	03/03/2020	03/03/2020	200,000,000	199,993,876
Federal Home Loan Bank (b)	1.650%	01/22/2020	01/22/2020	116,000,000	115,893,667
Federal Home Loan Bank (b)	1.650%	06/26/2020	06/26/2020	430,000,000	429,965,475
Federal Home Loan Bank (b)	1.680%	01/10/2020	01/10/2020	300,000,000	299,888,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.680%	01/07/2020	08/07/2020	555,500,000	555,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	1.686%	01/13/2020	08/13/2020	312,000,000	312,000,000
Federal Home Loan Bank (b)	1.692%	07/14/2020	07/14/2020	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.02%(a)	1.693%	01/06/2020	01/06/2020	324,400,000	324,400,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.693%	01/11/2020	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	1.697%	01/17/2020	12/17/2020	300,000,000	300,000,000
Federal Home Loan Bank (b)	1.700%	02/10/2020	02/10/2020	250,000,000	249,991,730
Federal Home Loan Bank (b)	1.702%	02/19/2020	02/19/2020	250,000,000	249,989,323
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.740%	01/21/2020	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank (b)	1.741%	07/09/2020	07/09/2020	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.05%(a)	1.749%	01/31/2020	05/28/2020	400,000,000	400,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.01%(a)	1.782%	01/27/2020	03/27/2020	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.810%	03/27/2020	03/27/2020	120,000,000	119,487,167
Federal Home Loan Bank (b)	1.860%	02/12/2020	02/12/2020	15,000,000	14,968,225
Federal Home Loan Bank (b)	1.870%	03/06/2020	03/06/2020	250,000,000	249,168,889
Federal Home Loan Bank (b)	1.878%	03/25/2020	03/25/2020	150,000,000	149,350,525
Federal Home Loan Bank (b)	1.890%	03/20/2020	03/20/2020	491,500,000	489,613,857
Federal Home Loan Bank (b)	1.932%	06/12/2020	06/12/2020	380,000,000	380,000,000
Federal Home Loan Bank (b)	1.940%	09/04/2020	09/04/2020	300,000,000	300,000,000
Federal Home Loan Bank (b)	2.096%	01/17/2020	01/17/2020	400,900,000	400,895,785
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate(a)	1.540%	01/01/2020	02/12/2020	215,000,000	215,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.01%(a)	1.545%	01/01/2020	05/13/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	07/08/2020	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	07/10/2020	300,000,000	299,897,470
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	11/20/2020	249,000,000	249,000,000
Federal Home Loan Mortgage Corp. (b)	1.570%	02/27/2020	02/27/2020	556,900,000	555,534,375
Federal Home Loan Mortgage Corp. (b)	1.570%	05/19/2020	05/19/2020	205,000,000	203,766,242
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	06/02/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp. (b)	1.579%	03/06/2020	03/06/2020	328,828,000	327,904,943
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.04%(a)	1.580%	01/01/2020	09/10/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp. (b)	1.589%	06/01/2020	06/01/2020	106,341,000	105,632,240
Federal Home Loan Mortgage Corp. (b)	1.650%	03/18/2020	03/18/2020	600,000,000	597,910,000
Federal Home Loan Mortgage Corp. (b)	1.874%	01/21/2020	01/21/2020	75,000,000	74,925,821
Federal Home Loan Mortgage Corp. (b)	1.874%	04/23/2020	04/23/2020	360,000,000	360,679,805
Federal Home Loan Mortgage Corp. (b)	1.880%	01/03/2020	01/03/2020	381,000,000	380,980,103
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01%(a)	1.545%	01/01/2020	02/24/2020	350,000,000	350,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	05/22/2020	466,600,000	466,586,598
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Assoc. (b)	1.553%	03/04/2020	03/04/2020	$ 300,000,000	$ 299,197,617
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.04%(a)	1.580%	01/01/2020	01/29/2021	134,000,000	134,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08%(a)	1.615%	01/01/2020	10/30/2020	181,100,000	181,100,000
Federal National Mortgage Assoc. (b)	1.630%	01/06/2020	01/06/2020	300,000,000	299,945,667
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	1.640%	01/01/2020	04/30/2020	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY DEBT					24,025,861,761
TREASURY DEBT—23.1%
U.S. Treasury Bill (b)	1.498%	01/28/2020	01/28/2020	544,300,000	543,671,031
U.S. Treasury Bill (b)	1.500%	01/07/2020	01/07/2020	75,000,000	74,984,115
U.S. Treasury Bill (b)	1.515%	06/04/2020	06/04/2020	400,000,000	397,320,400
U.S. Treasury Bill (b)	1.521%	02/06/2020	02/06/2020	475,350,000	474,578,085
U.S. Treasury Bill (b)	1.532%	01/14/2020	01/14/2020	150,000,000	149,924,250
U.S. Treasury Bill (b)	1.540%	05/21/2020	05/21/2020	300,000,000	298,198,057
U.S. Treasury Bill (b)	1.550%	05/14/2020	05/14/2020	448,850,000	446,283,856
U.S. Treasury Bill (b)	1.580%	05/28/2020	05/28/2020	150,000,000	149,032,250
U.S. Treasury Bill (b)	1.610%	04/30/2020	04/30/2020	500,225,000	497,546,303
U.S. Treasury Bill (b)	1.620%	04/16/2020	04/16/2020	500,800,000	498,432,144
U.S. Treasury Bill (b)	1.680%	04/09/2020	04/09/2020	140,000,000	139,358,644
U.S. Treasury Bill (b)	1.795%	04/02/2020	04/02/2020	600,000,000	597,267,472
U.S. Treasury Bill (b)	1.825%	03/05/2020	03/05/2020	1,100,000,000	1,096,598,000
U.S. Treasury Bill (b)	1.825%	03/12/2020	03/12/2020	750,000,000	747,336,719
U.S. Treasury Bill (b)	1.840%	02/20/2020	02/20/2020	335,000,000	334,161,011
U.S. Treasury Bill (b)	1.860%	03/26/2020	03/26/2020	600,000,000	597,396,000
U.S. Treasury Bill (b)	1.870%	03/19/2020	03/19/2020	600,000,000	597,600,167
U.S. Treasury Bill (b)	2.010%	01/16/2020	01/16/2020	200,000,000	199,843,667
U.S. Treasury Bill (b)	2.010%	01/23/2020	01/23/2020	200,000,000	199,764,800
U.S. Treasury Bill (b)	2.035%	01/30/2020	01/30/2020	200,000,000	199,683,444
U.S. Treasury Note, 3 Month USD MMY(a)	1.526%	01/01/2020	01/31/2020	541,400,000	541,393,923
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	1.559%	01/01/2020	04/30/2020	1,338,922,000	1,338,904,956
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	1.569%	01/01/2020	07/31/2020	89,400,000	89,370,773
U.S. Treasury Note (b)	1.616%	08/31/2020	08/31/2020	178,497,000	178,214,705
U.S. Treasury Note, 3 Month USD MMY + 0.12%(a)	1.641%	01/01/2020	01/31/2021	280,800,000	280,505,351
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	1.665%	01/01/2020	04/30/2021	840,000,000	839,135,797
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	1.672%	01/31/2020	10/31/2020	124,100,000	124,041,416
U.S. Treasury Note, 3 Month USD MMY + 0.22%(a)	1.746%	01/01/2020	07/31/2021	1,577,300,000	1,576,594,409
U.S. Treasury Note, 3 Month USD MMY + 0.30%(a)	1.826%	01/01/2020	10/31/2021	835,509,200	836,111,210
TOTAL TREASURY DEBT					14,043,252,955
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/13/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 11/01/2029 – 01/01/2050, and Federal National Mortgage Associations, 2.540% – 5.000% due 04/01/2024 – 09/01/2051, valued at $918,000,001); expected proceeds $901,155,000	1.650%	01/07/2020	01/07/2020	900,000,000	900,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.218% due 09/01/2039 – 12/01/2049, Federal National Mortgage Associations, 2.500% – 5.500% due 06/01/2049 – 12/01/2049, and Government National Mortgage Associations, 2.000% – 5.500% due 08/15/2043 – 12/20/2049, valued at $102,000,001); expected proceeds $100,008,722	1.570%	01/02/2020	01/02/2020	$ 100,000,000	$ 100,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.000% due 12/01/2034 – 11/01/2049, and Federal National Mortgage Associations, 2.500% – 4.500% due 06/01/2029 – 01/01/2050, valued at $502,860,000); expected proceeds $493,043,001	1.570%	01/02/2020	01/02/2020	493,000,000	493,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.208% due 06/25/2038, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, valued at $10,200,009); expected proceeds $10,000,872	1.570%	01/02/2020	01/02/2020	10,000,000	10,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by Federal Farm Credit Banks, 1.600% – 3.220% due 04/06/2020 – 04/01/2027, Federal Home Loan Mortgage Corporations, 0.000% – 16.485% due 04/20/2020 – 07/25/2056, Federal Home Loan Mortgage Corporation Strips, 3.500% - 4.240% due 09/15/2027 - 03/15/2044, Federal National Mortgage Associations, 0.000% – 9.000% due 01/30/2020 – 12/25/2059, Federal National Mortgage Associations Strips, 0.000% – 10.000% due 01/25/2020 – 07/01/2042, Government National Mortgage Associations, 0.000% – 64.160% due 03/15/2025 – 10/20/2069, Resolution Funding Strips, 0.000% due 01/15/2021 – 10/15/2029, U.S. Treasury Bills, 0.000% due 01/30/2020 – 07/16/2020, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2024, and U.S. Treasury Strips, 0.000% due 02/15/2020 – 11/15/2049, valued at $1,026,980,116); expected proceeds $1,000,334,444
	1.720%	01/03/2020	01/03/2020	1,000,000,000	1,000,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by Federal Farm Credit Banks, 1.840% – 5.750% due 01/06/2020 – 08/01/2036, Federal Home Loan Banks, 2.125% – 5.625% due 01/24/2028 – 06/22/2043, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 09/15/2029 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 7.250% due 05/15/2029 – 08/06/2038, Tennessee Valley Authorities, 2.250% – 7.125% due 03/15/2020 – 09/15/2065, and a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, valued at $510,000,115); expected proceeds $500,166,250
	1.710%	01/03/2020	01/03/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Farm Credit Bank, 2.100% due 06/24/2021, Federal Home Loan Banks, 1.625% – 2.500% due 07/07/2021 – 08/05/2022, a Federal Home Loan Mortgage Corporation, 2.375% due 01/13/2022, and Federal National Mortgage Associations, 1.375% – 2.750% due 06/22/2021 – 09/06/2022, valued at $99,964,563); expected proceeds $98,008,493	1.560%	01/02/2020	01/02/2020	$ 98,000,000	$ 98,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Government National Mortgage Associations, 3.000% – 7.500% due 12/15/2023 – 12/20/2049, a U.S. Treasury Bond, 6.125% due 11/15/2027, a U.S. Treasury Note, 1.750% due 05/31/2022, and a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $459,000,000); expected proceeds $450,134,750	1.540%	01/07/2020	01/07/2020	450,000,000	450,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/17/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.768% – 6.000% due 01/01/2026 – 11/01/2049, and Federal National Mortgage Associations, 3.000% – 5.000% due 01/01/2027 – 09/01/2057, valued at $306,000,000); expected proceeds $300,835,833 (c)	1.700%	02/14/2020	02/14/2020	300,000,000	300,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 11/01/2029 – 11/01/2049, valued at $51,000,000); expected proceeds $50,144,028 (c)	1.700%	02/19/2020	02/19/2020	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 7.500% due 10/20/2026, and a U.S. Treasury Note, 1.500% due 01/31/2022, valued at $74,460,000); expected proceeds $73,006,367	1.570%	01/02/2020	01/02/2020	73,000,000	73,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Farm Credit Banks, 3.190% – 3.500% due 06/27/2033 – 01/26/2037, Federal Home Loan Banks, 3.100% – 4.170% due 05/18/2028 – 06/09/2036, a Federal Home Loan Mortgage Corporation, 0.000% due 03/15/2031, Federal National Mortgage Associations, 0.000% due 01/15/2025 – 11/15/2030, and a Resolution Funding Strip, 0.000% due 01/15/2030, valued at $112,200,131); expected proceeds $110,009,533	1.560%	01/02/2020	01/02/2020	110,000,000	110,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 10/04/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.410% – 5.000% due 08/01/2027 – 01/01/2050, and Federal National Mortgage Associations, 2.771% – 5.000% due 01/01/2024 – 08/01/2049, valued at $204,948,600); expected proceeds $200,992,000 (c)	1.860%	01/08/2020	01/08/2020	200,000,000	200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.904% – 6.000% due 02/01/2022 – 12/01/2049, and Federal National Mortgage Associations, 2.586% – 5.500% due 03/01/2020 – 11/01/2049, valued at $334,944,744); expected proceeds $328,442,800	1.800%	01/07/2020	01/07/2020	328,000,000	328,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 10/01/2027 – 12/01/2049, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2022 – 12/01/2049, valued at $204,017,793); expected proceeds $200,017,444	1.570%	01/02/2020	01/02/2020	$ 200,000,000	$ 200,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 09/01/2024 – 12/01/2049, and Federal National Mortgage Associations, 2.500% – 6.000% due 05/01/2034 – 01/01/2050, valued at $209,100,000); expected proceeds $205,017,881	1.570%	01/02/2020	01/02/2020	205,000,000	205,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 09/01/2049 – 12/01/2049, Federal National Mortgage Associations, 3.000% – 3.500% due 06/01/2049 – 08/01/2049, Government National Mortgage Associations, 2.500% – 3.500% due 03/20/2047 – 11/20/2049, a U.S. Treasury Bill, 0.000% due 01/02/2020, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 10/15/2024, and U.S. Treasury Notes, 1.375% – 2.875% due 10/31/2020 – 08/15/2024, valued at $147,900,075); expected proceeds $145,012,647
	1.570%	01/02/2020	01/02/2020	145,000,000	145,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.140% – 5.955% due 02/15/2020 – 11/01/2030, Federal National Mortgage Associations, 2.242% – 4.000% due 06/25/2021 – 05/01/2058, Government National Mortgage Associations, 1.885% – 2.215% due 02/16/2032 – 05/20/2037, a U.S. Treasury Bill, 0.000% due 03/19/2020, a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2049, and U.S. Treasury Notes, 1.375% – 2.875% due 02/15/2020 – 02/15/2029, valued at $71,604,705); expected proceeds $70,006,067
	1.560%	01/02/2020	01/02/2020	70,000,000	70,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 10/08/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 05/01/2049 – 12/01/2049, Federal National Mortgage Associations, 3.000% – 5.500% due 06/01/2027 – 10/01/2049, U.S. Treasury Bills, 0.000% due 03/26/2020 – 05/21/2020, U.S. Treasury Bonds, 2.250% – 6.250% due 08/15/2023 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2027 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2024, and U.S. Treasury Notes, 1.125% – 3.500% due 03/31/2020 – 08/15/2028, valued at $306,000,005); expected proceeds $301,441,333 (c)
	1.840%	01/10/2020	01/10/2020	300,000,000	300,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 10/01/2047, U.S. Treasury Bonds, 2.250% – 4.500% due 05/15/2039 – 11/15/2049, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.500% – 0.875% due 04/15/2024 – 01/15/2029, and U.S. Treasury Notes, 1.500% – 2.875% due 10/31/2023 – 02/15/2028, valued at $576,300,030); expected proceeds $565,048,653	1.550%	01/02/2020	01/02/2020	$ 565,000,000	$ 565,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $35,700,000); expected proceeds $35,003,053	1.570%	01/02/2020	01/02/2020	35,000,000	35,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $88,740,001); expected proceeds $87,007,492	1.550%	01/02/2020	01/02/2020	87,000,000	87,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 06/01/2030 – 05/01/2049, and Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2028 – 06/01/2057, valued at $1,020,088,967); expected proceeds $1,000,087,222	1.570%	01/02/2020	01/02/2020	1,000,000,000	1,000,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					7,219,000,000
TREASURY REPURCHASE AGREEMENTS—15.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 4.250% due 11/15/2040 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 02/15/2041 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 07/15/2025, and U.S. Treasury Notes, 1.375% – 2.125% due 08/31/2020 – 02/29/2024, valued at $180,540,012); expected proceeds $177,015,242	1.550%	01/02/2020	01/02/2020	177,000,000	177,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $255,000,088); expected proceeds $250,021,528	1.550%	01/02/2020	01/02/2020	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 02/15/2042 – 08/15/2043, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2042 – 02/15/2043, and a U.S. Treasury Note, 1.676% due 01/31/2021, valued at $255,000,046); expected proceeds $250,082,639	1.700%	01/03/2020	01/03/2020	250,000,000	250,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $500,040,312); expected proceeds $500,040,278	1.450%	01/02/2020	01/02/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.500% – 1.750% due 09/30/2024 – 12/31/2026, valued at $2,550,000,055); expected proceeds $2,500,215,278	1.550%	01/02/2020	01/02/2020	$ 2,500,000,000	$ 2,500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 1.875% - 2.875% due 03/15/2022 – 06/30/2026, valued at $1,427,606,955); expected proceeds $1,400,123,852	1.580%	01/02/2020	01/02/2020	1,400,000,963	1,400,000,963
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2021 – 11/15/2028, valued at $323,340,004); expected proceeds $317,027,297	1.550%	01/02/2020	01/02/2020	317,000,000	317,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 11/15/2041 – 02/15/2047, valued at $204,000,099); expected proceeds $200,017,444	1.570%	01/02/2020	01/02/2020	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 4.500% due 02/15/2036 – 11/15/2045, and U.S. Treasury Notes, 1.375% – 2.625% due 03/15/2020 – 08/15/2029, valued at $51,000,015); expected proceeds $50,004,306	1.550%	01/02/2020	01/02/2020	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 1.250% due 08/31/2024, valued at $484,500,089); expected proceeds $477,465,118 (c)	1.570%	01/02/2020	01/02/2020	475,000,000	475,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by U.S. Treasury Bonds, 2.375% – 6.750% due 08/15/2026 – 11/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2026 – 07/15/2027, and U.S. Treasury Notes, 1.625% – 2.875% due 02/29/2020 – 05/15/2028, valued at $137,784,533); expected proceeds $135,165,750 (c)	1.700%	01/15/2020	01/15/2020	135,000,000	135,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.625% due 02/15/2044 – 05/15/2047, U.S. Treasury Notes, 1.625% – 2.875% due 01/31/2022 – 05/15/2028, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 05/15/2028, valued at $359,070,917); expected proceeds $352,030,311	1.550%	01/02/2020	01/02/2020	352,000,000	352,000,000
Agreement with MUFG Securities., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.250% - 2.875% due 10/31/2020 – 05/15/2029, valued at $1,045,425,726); expected proceeds $1,025,085,417	1.500%	01/02/2020	01/02/2020	1,025,000,000	1,025,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 10/16/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $76,500,000); expected proceeds $75,345,000 (c)	1.800%	01/16/2020	01/16/2020	75,000,000	75,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 11/13/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $367,200,000); expected proceeds $361,564,000 (c)	1.700%	02/13/2020	02/13/2020	$ 360,000,000	$ 360,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $188,700,000); expected proceeds $185,821,194 (c)	1.700%	03/23/2020	03/23/2020	185,000,000	185,000,000
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.750% due 05/15/2043 – 05/15/2049, valued at $173,317,617); expected proceeds $169,837,595	1.600%	01/02/2020	01/02/2020	169,822,500	169,822,500
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 08/15/2029, valued at $106,804,750); expected proceeds $104,415,531	1.600%	01/02/2020	01/02/2020	104,406,250	104,406,250
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2020 – 01/16/2020, U.S. Treasury Bonds, 2.500% – 4.250% due 05/15/2039 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 07/15/2027, and U.S. Treasury Notes, 1.375% – 3.625% due 12/31/2020 – 02/15/2027, valued at $714,000,087); expected proceeds $700,060,278	1.550%	01/02/2020	01/02/2020	700,000,000	700,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2020, and U.S. Treasury Notes, 2.000% – 2.250% due 09/30/2020 – 12/31/2023, valued at $115,260,017); expected proceeds $113,009,731	1.550%	01/02/2020	01/02/2020	113,000,000	113,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/13/2020 – 04/16/2020, U.S. Treasury Bonds, 2.875% – 8.500% due 02/15/2020 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 07/15/2021 – 01/15/2028, U.S. Treasury Notes, 1.125% – 2.875% due 01/31/2020 – 12/31/2026, and a U.S. Treasury Strip, 0.000% due 02/15/2025, valued at $153,000,054); expected proceeds $150,012,917	1.550%	01/02/2020	01/02/2020	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					9,488,229,713
TOTAL INVESTMENTS –93.2% (d)(e)					56,724,263,868
Other Assets in Excess of Liabilities —6.8%					4,163,519,766
NET ASSETS –100.0%					$ 60,887,783,634
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $2,080,000,000 or 3.4% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$40,017,034,155
Repurchase agreements, at value and amortized cost	16,707,229,713
Total Investments	56,724,263,868
Cash	4,109,146,097
Interest receivable — unaffiliated issuers	57,411,077
Other Receivable	174,803
Prepaid expenses and other assets	10,967
TOTAL ASSETS	60,891,006,812
LIABILITIES
Advisory and administrator fee payable	2,665,597
Custody, sub-administration and transfer agent fees payable	488,202
Trustees’ fees and expenses payable	11,307
Professional fees payable	33,202
Printing fees payable	15,897
Accrued expenses and other liabilities	8,973
TOTAL LIABILITIES	3,223,178
NET ASSETS	$60,887,783,634
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,157,964,867
EXPENSES
Advisory and administrator fee	26,420,660
Custodian, sub-administrator and transfer agent fees	6,713,595
Trustees’ fees and expenses	834,004
Professional fees and expenses	194,314
Printing and postage fees	32,028
Insurance expense	23,604
Miscellaneous expenses	75,128
TOTAL EXPENSES	34,293,333
NET INVESTMENT INCOME (LOSS)	$1,123,671,534
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	61,113
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,123,732,647
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,123,671,534	$ 882,055,252
Net realized gain (loss)	61,113	20,763
Net increase (decrease) in net assets resulting from operations	1,123,732,647	882,076,015
CAPITAL TRANSACTIONS
Contributions	177,701,232,695	142,050,377,534
Withdrawals	(159,158,963,953)	(150,375,688,545)
Net increase (decrease) in net assets from capital transactions	18,542,268,742	(8,325,311,011)
Net increase (decrease) in net assets during the period	19,666,001,389	(7,443,234,996)
Net assets at beginning of period	41,221,782,245	48,665,017,241
NET ASSETS AT END OF PERIOD	$ 60,887,783,634	$ 41,221,782,245
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.20%	1.81%	0.74%	0.31%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$60,887,784	$41,221,782	$48,665,017	$50,925,227	$16,023,491
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	2.13%	1.78%	0.85%	0.32%	0.03%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $16,707,229,713 and associated collateral equal to $17,040,101,232.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,009.90	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00234419

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$12,376,538,625
Receivable for fund shares sold	1,609,429
Other Receivable	179
Prepaid expenses and other assets	27,732
TOTAL ASSETS	12,378,175,965
LIABILITIES
Payable for fund shares repurchased	4,216
Advisory fee payable	49
Administration fees payable	483,491
Shareholder servicing fee payable	96,531
Distribution fees payable	33,063
Transfer agent fees payable	131
Distribution payable	1,441,630
Registration and filing fees payable	129,477
Professional fees payable	7,420
Printing fees payable	15,822
Accrued expenses and other liabilities	64,730
TOTAL LIABILITIES	2,276,560
NET ASSETS	$12,375,899,405
NET ASSETS CONSIST OF:
Paid-in Capital	$12,375,672,329
Total distributable earnings (loss)	227,076
NET ASSETS	$12,375,899,405
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 23,628,181
Shares Outstanding	23,627,746
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 408,229,836
Shares Outstanding	408,219,381
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 131,075,356
Shares Outstanding	131,074,464
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$11,812,916,032
Shares Outstanding	11,812,801,501
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$234,866,829
Expenses allocated from affiliated Portfolio	(7,120,705)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	227,746,124
EXPENSES
Administration fees
Administration Class	25
Institutional Class	9,031
Investment Class	179,172
Investor Class	80,369
Premier Class	5,098,795
Shareholder servicing fees
Administration Class	99
Institutional Class	5,419
Investment Class	896,003
Investor Class	128,621
Distribution fees
Administration Class	26
Investment Class	358,401
Custodian fees	30,786
Trustees’ fees and expenses	18,048
Transfer agent fees	8,923
Registration and filing fees	203,716
Professional fees	44,838
Printing and postage fees	64,587
Insurance expense	60,491
Miscellaneous expenses	114,048
TOTAL EXPENSES	7,301,398
Expenses waived/reimbursed by the Adviser	(51,726)
NET EXPENSES	7,249,672
NET INVESTMENT INCOME (LOSS)	$220,496,452
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	271,783
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$220,768,235
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 220,496,452	$ 185,945,905
Net realized gain (loss)	271,783	(86,235)
Net increase (decrease) in net assets resulting from operations	220,768,235	185,859,670
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(920)	(425)
Institutional Class	(334,102)	(378)
Investment Class	(6,213,652)	(4,676,000)
Investor Class	(3,126,205)	(1,954,141)
Premier Class	(210,831,864)	(179,417,982)
Total distributions to shareholders	(220,506,743)	(186,048,926)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	638,062,068	50,000
Reinvestment of distributions	226,396	—
Shares redeemed	(614,710,718)	—
Net increase (decrease) from capital share transactions	23,577,746	50,000
Investment Class
Shares sold	693,177,178	1,273,209,693
Reinvestment of distributions	45,389	—
Shares redeemed	(675,736,752)	(1,248,831,235)
Net increase (decrease) from capital share transactions	17,485,815	24,378,458
Investor Class
Shares sold	2,037,248,929	1,775,696,873
Reinvestment of distributions	3,109,787	1,953,184
Shares redeemed	(2,006,528,761)	(1,709,988,753)
Net increase (decrease) from capital share transactions	33,829,955	67,661,304
Premier Class
Shares sold	90,382,471,629	26,594,663,424
Reinvestment of distributions	200,985,191	169,379,668
Shares redeemed	(88,195,295,536)	(29,462,984,221)
Net increase (decrease) from capital share transactions	2,388,161,284	(2,698,941,129)
Net increase (decrease) in net assets from beneficial interest transactions	2,463,054,800	(2,606,801,367)
Net increase (decrease) in net assets during the period	2,463,316,292	(2,606,990,623)
Net assets at beginning of period	9,912,583,113	12,519,573,736
NET ASSETS AT END OF PERIOD	$ 12,375,899,405	$ 9,912,583,113
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	638,062,068	50,000
Reinvestment of distributions	226,396	—
Shares redeemed	(614,710,718)	—
Net increase (decrease) from share transactions	23,577,746	50,000
Investment Class
Shares sold	693,177,178	1,273,209,693
Reinvestment of distributions	45,389	—
Shares redeemed	(675,736,752)	(1,248,831,235)
Net increase (decrease) from share transactions	17,485,815	24,378,458
Investor Class
Shares sold	2,037,248,929	1,775,696,873
Reinvestment of distributions	3,109,787	1,953,184
Shares redeemed	(2,006,528,761)	(1,709,988,753)
Net increase (decrease) from share transactions	33,829,955	67,661,304
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/19	Year Ended 12/31/18(a)
Premier Class
Shares sold	90,382,471,629	26,594,663,424
Reinvestment of distributions	200,985,191	169,379,668
Shares redeemed	(88,195,295,536)	(29,462,984,221)
Net increase (decrease) from share transactions	2,388,161,284	(2,698,941,129)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0184	0.0076
Net realized gain (loss)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0184)	(0.0076)
Total distributions	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%(d)
Net investment income (loss)	1.84%	1.79%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0205	0.0085
Net realized gain (loss)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net investment income (loss)	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0175	0.0138	0.0041	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0175	0.0138	0.0041	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	1.76%	1.39%	0.41%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$408,230	$390,735	$366,364	$609,545	$724,683
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.47%	0.47%	0.31%	0.04%
Net investment income (loss)	1.74%	1.37%	0.38%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the Period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0200	0.0165	0.0068	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0200	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.02%	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131,075	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.18%(e)
Net investment income (loss)	1.95%	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0208	0.0173	0.0076	0.0019	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0208	0.0173	0.0076	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0208)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0208)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	2.10%	1.74%	0.76%	0.19%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,812,916	$9,424,507	$12,123,627	$12,651,785	$10,412,966
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.04%
Net investment income (loss)	2.07%	1.71%	0.76%	0.19%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the Period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.57% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board.
Effective September 23, 2019, the Adviser is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund, and may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees. SSGA FM reimbursed $51,726 to the Investment Class shares during the fiscal year ended December 31, 2019.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2019, the Fund’s Administration Class shares and Investment Class shares paid $26 and $358,401, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the period ended December 31, 2019, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares paid SSGA FD $5,419, $128,621, $99 and $896,003, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$220,506,743	$—	$220,506,743
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 186,048,926	$ —	$ 186,048,926
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$227,076	$—	$—	$—	$227,076
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.37%	$1,008.20	$1.87	$1,023.30	$1.89
Institutional Class	0.15	1,009.30	0.76	1,024.40	0.77
Investment Class	0.45	1,007.80	2.28	1,022.90	2.29
Investor Class	0.20	1,009.00	1.01	1,024.20	1.02
Premier Class	0.12	1,009.40	0.61	1,024.60	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Treasury Debt	100.5%
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	18.4%
31 to 60 Days	29.4
61 to 90 Days	10.4
Over 90 Days	42.3
Total	100.5%
Average days to maturity	54
Weighted average life	106
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—100.5%
U.S. Treasury Bill (a)	1.420%	01/09/2020	01/09/2020	$ 1,850,000	$ 1,849,489
U.S. Treasury Bill (a)	1.498%	01/28/2020	01/28/2020	200,000,000	199,775,389
U.S. Treasury Bill (a)	1.500%	01/07/2020	01/07/2020	144,284,000	144,253,447
U.S. Treasury Bill (a)	1.515%	06/04/2020	06/04/2020	50,000,000	49,665,050
U.S. Treasury Bill (a)	1.520%	02/04/2020	02/04/2020	195,556,000	195,283,525
U.S. Treasury Bill (a)	1.521%	02/06/2020	02/06/2020	334,905,000	334,347,551
U.S. Treasury Bill (a)	1.532%	01/14/2020	01/14/2020	500,668,000	500,410,928
U.S. Treasury Bill (a)	1.535%	05/07/2020	05/07/2020	100,000,000	99,462,750
U.S. Treasury Bill (a)	1.540%	01/21/2020	01/21/2020	483,098,000	482,710,005
U.S. Treasury Bill (a)	1.540%	02/11/2020	02/11/2020	800,000,000	798,633,889
U.S. Treasury Bill (a)	1.540%	05/21/2020	05/21/2020	200,000,000	198,796,990
U.S. Treasury Bill (a)	1.550%	05/14/2020	05/14/2020	200,000,000	198,854,722
U.S. Treasury Bill (a)	1.550%	06/18/2020	06/18/2020	50,000,000	49,638,333
U.S. Treasury Bill (a)	1.555%	02/18/2020	02/18/2020	326,568,000	325,905,728
U.S. Treasury Bill (a)	1.560%	07/02/2020	07/02/2020	179,758,000	178,340,309
U.S. Treasury Bill (a)	1.570%	06/25/2020	06/25/2020	152,800,000	151,633,839
U.S. Treasury Bill (a)	1.580%	05/28/2020	05/28/2020	186,000,000	184,799,990
U.S. Treasury Bill (a)	1.610%	04/30/2020	04/30/2020	200,225,000	199,152,788
U.S. Treasury Bill (a)	1.620%	04/16/2020	04/16/2020	100,000,000	99,527,500
U.S. Treasury Bill (a)	1.680%	04/09/2020	04/09/2020	126,000,000	125,422,780
U.S. Treasury Bill (a)	1.795%	04/02/2020	04/02/2020	251,657,000	250,619,300
U.S. Treasury Bill (a)	1.825%	03/05/2020	03/05/2020	498,740,000	497,326,245
U.S. Treasury Bill (a)	1.825%	03/12/2020	03/12/2020	427,326,000	425,961,804
U.S. Treasury Bill (a)	1.832%	02/13/2020	02/13/2020	331,461,000	330,775,855
U.S. Treasury Bill (a)	1.840%	01/02/2020	01/02/2020	5,685,000	5,685,000
U.S. Treasury Bill (a)	1.840%	02/20/2020	02/20/2020	528,450,000	527,289,179
U.S. Treasury Bill (a)	1.840%	02/27/2020	02/27/2020	382,775,000	381,807,902
U.S. Treasury Bill (a)	1.860%	03/26/2020	03/26/2020	262,800,000	261,768,191
U.S. Treasury Bill (a)	1.870%	03/19/2020	03/19/2020	151,125,000	150,555,834
U.S. Treasury Bill (a)	2.010%	01/16/2020	01/16/2020	340,634,000	340,399,414
U.S. Treasury Bill (a)	2.010%	01/23/2020	01/23/2020	125,000,000	124,853,437
U.S. Treasury Bill (a)	2.035%	01/30/2020	01/30/2020	276,606,500	276,219,231
U.S. Treasury Note, 3 Month USD MMY(b)	1.526%	01/01/2020	01/31/2020	670,000,000	669,986,644
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.559%	01/01/2020	04/30/2020	697,400,000	697,327,755
U.S. Treasury Note (a)	1.564%	01/15/2020	01/15/2020	283,000,000	282,979,176
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	1.569%	01/01/2020	07/31/2020	714,800,000	714,536,670
U.S. Treasury Note (a)	1.598%	06/30/2020	06/30/2020	100,000,000	100,441,783
U.S. Treasury Note (a)	1.608%	04/30/2020	04/30/2020	88,700,000	88,632,620
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	33,590,000	33,536,877
U.S. Treasury Note (a)	1.632%	02/15/2020	02/15/2020	150,000,000	150,353,455
U.S. Treasury Note (a)	1.636%	05/15/2020	05/15/2020	137,000,000	136,931,704
U.S. Treasury Note (a)	1.638%	05/15/2020	05/15/2020	329,100,000	331,378,179
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	1.641%	01/01/2020	01/31/2021	299,600,000	299,418,692
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.665%	01/01/2020	04/30/2021	208,400,000	208,171,003
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.672%	01/31/2020	10/31/2020	270,955,000	270,769,913
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	1.746%	01/01/2020	07/31/2021	121,387,000	121,387,678
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	1.826%	01/01/2020	10/31/2021	90,250,000	90,297,558
U.S. Treasury Note (a)	1.861%	03/31/2020	03/31/2020	477,000,000	476,403,219
U.S. Treasury Note (a)	1.870%	03/31/2020	03/31/2020	53,500,000	53,548,860
U.S. Treasury Note (a)	1.912%	01/31/2020	01/31/2020	62,500,000	62,473,649
TOTAL INVESTMENTS –100.5% (c)(d)					12,880,301,829
Liabilities in Excess of Other Assets —(0.5)%					(63,660,102)
NET ASSETS –100.0%					$ 12,816,641,727

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,880,301,829
Cash	378
Receivable for investments sold	249,734,583
Interest receivable — unaffiliated issuers	16,782,721
Other Receivable	50
Prepaid expenses and other assets	2,491
TOTAL ASSETS	13,146,822,052
LIABILITIES
Payable for investments purchased	329,414,609
Advisory and administrator fee payable	538,635
Custody, sub-administration and transfer agent fees payable	185,425
Trustees’ fees and expenses payable	2,598
Professional fees payable	33,201
Printing fees payable	1,896
Accrued expenses and other liabilities	3,961
TOTAL LIABILITIES	330,180,325
NET ASSETS	$12,816,641,727
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$244,630,978
EXPENSES
Advisory and administrator fee	5,588,882
Custodian, sub-administrator and transfer agent fees	1,400,939
Trustees’ fees and expenses	202,779
Professional fees	194,271
Printing and postage fees	2,875
Insurance expense	5,347
Miscellaneous expenses	19,555
TOTAL EXPENSES	7,414,648
NET INVESTMENT INCOME (LOSS)	$237,216,330
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	283,242
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$237,499,572
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 237,216,330	$ 201,067,470
Net realized gain (loss)	283,242	(90,111)
Net increase (decrease) in net assets resulting from operations	237,499,572	200,977,359
CAPITAL TRANSACTIONS
Contributions	22,575,489,084	23,045,517,549
Withdrawals	(20,369,315,642)	(25,879,128,300)
Net increase (decrease) in net assets from capital transactions	2,206,173,442	(2,833,610,751)
Net increase (decrease) in net assets during the period	2,443,673,014	(2,632,633,392)
Net assets at beginning of period	10,372,968,713	13,005,602,105
NET ASSETS AT END OF PERIOD	$ 12,816,641,727	$ 10,372,968,713
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.18%	1.80%	0.73%	0.25%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,816,642	$10,372,969	$13,005,602	$14,004,301	$11,837,128
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.13%	1.76%	0.81%	0.25%	(0.03)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$19,614,073,025
Receivable for fund shares sold	135,000
Receivable from Adviser	3,082
Prepaid expenses and other assets	35,993
TOTAL ASSETS	19,614,247,100
LIABILITIES
Payable for fund shares repurchased	43,416
Administration fees payable	779,143
Shareholder servicing fee payable	247,110
Distribution fees payable	4,675
Transfer agent fees payable	254
Distribution payable	3,662,713
Registration and filing fees payable	240,980
Professional fees payable	7,419
Printing fees payable	9,969
Accrued expenses and other liabilities	64,349
TOTAL LIABILITIES	5,060,028
NET ASSETS	$19,609,187,072
NET ASSETS CONSIST OF:
Paid-in Capital	$19,609,192,001
Total distributable earnings (loss)	(4,929)
NET ASSETS	$19,609,187,072
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 468,721,115
Shares Outstanding	468,720,986
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 52,085,931
Shares Outstanding	52,092,471
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 230,017,379
Shares Outstanding	230,018,476
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$14,672,348,347
Shares Outstanding	14,672,494,584
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 4,185,964,300
Shares Outstanding	4,186,282,247
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$323,325,907
Expenses allocated from affiliated Portfolio	(9,758,421)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	313,567,486
EXPENSES
Administration fees
Administration Class	25
Institutional Class	126,827
Investment Class	26,577
Investor Class	158,131
Premier Class	4,988,128
Trust Class	2,080,502
Shareholder servicing fees
Administration Class	99
Institutional Class	76,193
Investment Class	132,929
Investor Class	253,872
Trust Class	2,329,724
Distribution fees
Administration Class	26
Investment Class	53,171
Custodian fees	34,506
Trustees’ fees and expenses	18,049
Transfer agent fees	9,295
Registration and filing fees	151,399
Professional fees	44,839
Printing and postage fees	43,158
Insurance expense	66,326
Miscellaneous expenses	101,800
TOTAL EXPENSES	10,695,576
Expenses waived/reimbursed by the Adviser	(6,789)
NET EXPENSES	10,688,787
NET INVESTMENT INCOME (LOSS)	$302,878,699
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(6,693)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$302,872,006
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 302,878,699	$ 182,781,615
Net realized gain (loss)	(6,693)	947
Net increase (decrease) in net assets resulting from operations	302,872,006	182,782,562
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(926)	(378)
Institutional Class	(5,270,230)	(1,201,954)
Investment Class	(939,751)	(534,006)
Investor Class	(6,381,870)	(4,282,357)
Premier Class	(205,300,340)	(92,650,963)
Trust Class	(84,979,567)	(84,114,314)
Total distributions to shareholders	(302,872,684)	(182,783,972)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	3,468,482,556	1,512,358,000
Shares redeemed	(3,094,315,570)	(1,417,804,000)
Net increase (decrease) from capital share transactions	374,166,986	94,554,000
Investment Class
Shares sold	92,118,238	101,688,338
Reinvestment of distributions	224,257	139,542
Shares redeemed	(110,070,043)	(51,257,110)
Net increase (decrease) from capital share transactions	(17,727,548)	50,570,770
Investor Class
Shares sold	5,339,147,529	3,566,333,132
Reinvestment of distributions	6,360,933	4,277,715
Shares redeemed	(5,890,375,775)	(3,124,489,496)
Net increase (decrease) from capital share transactions	(544,867,313)	446,121,351
Premier Class
Shares sold	128,661,731,285	61,825,178,064
Reinvestment of distributions	179,913,178	83,017,919
Shares redeemed	(122,571,343,544)	(57,506,625,170)
Net increase (decrease) from capital share transactions	6,270,300,919	4,401,570,813
Trust Class
Shares sold	41,350,337,370	19,936,338,258
Reinvestment of distributions	78,314,112	75,701,491
Shares redeemed	(41,724,097,211)	(22,433,895,799)
Net increase (decrease) from capital share transactions	(295,445,729)	(2,421,856,050)
Net increase (decrease) in net assets from beneficial interest transactions	5,786,427,315	2,571,010,884
Net increase (decrease) in net assets during the period	5,786,426,637	2,571,009,474
Net assets at beginning of period	13,822,760,435	11,251,750,961
NET ASSETS AT END OF PERIOD	$ 19,609,187,072	$ 13,822,760,435
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	3,468,482,556	1,512,358,000
Shares redeemed	(3,094,315,570)	(1,417,804,000)
Net increase (decrease) from share transactions	374,166,986	94,554,000
Investment Class
Shares sold	92,118,238	101,688,338
Reinvestment of distributions	224,257	139,542
Shares redeemed	(110,070,043)	(51,257,110)
Net increase (decrease) from share transactions	(17,727,548)	50,570,770
Investor Class
Shares sold	5,339,147,529	3,566,333,132
Reinvestment of distributions	6,360,933	4,277,715
Shares redeemed	(5,890,375,775)	(3,124,489,496)
Net increase (decrease) from share transactions	(544,867,313)	446,121,351
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/19	Year Ended 12/31/18(a)
Premier Class
Shares sold	128,661,731,285	61,825,178,064
Reinvestment of distributions	179,913,178	83,017,919
Shares redeemed	(122,571,343,544)	(57,506,625,170)
Net increase (decrease) from share transactions	6,270,300,919	4,401,570,813
Trust Class
Shares sold	41,350,337,370	19,936,338,258
Reinvestment of distributions	78,314,112	75,701,491
Shares redeemed	(41,724,097,211)	(22,433,895,799)
Net increase (decrease) from share transactions	(295,445,729)	(2,421,856,050)
(a)	For Administration Class shares and Institutional Class shares, data is for the period July 30, 2018 (inception date) through December 31, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0185	0.0076
Net realized gain (loss)	(0.0000)(b)	—
Total from investment operations	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0185)	(0.0076)
Total distributions	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%(d)
Net expenses	0.37%	0.37%(d)
Net investment income (loss)	1.85%	1.78%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0207	0.0085
Net realized gain (loss)	(0.0000)(b)	—
Total from investment operations	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0207)	(0.0085)
Total distributions	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%(d)
Net expenses	0.15%	0.15%(d)
Net investment income (loss)	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0180	0.0139	0.0042	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	(0.0000)(b)	—	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0180	0.0139	0.0042	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)	—
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Total return (d)	1.81%	1.40%	0.42%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 52,086	$ 69,812	$ 19,242	$ 48,170	$60,041
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.49%	0.49%
Net expenses	0.46%	0.47%	0.47%	0.31%	0.06%
Net investment income (loss)	1.78%	1.54%	0.36%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0202	0.0166	0.0069	0.0004
Net realized gain (loss)	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0202	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.03%	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$230,017	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(d)
Net expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.02%	1.67%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0210	0.0174	0.0077	0.0019	0.0000(b)(c)
Net realized gain (loss)	(0.0000)(b)	—	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0210	0.0174	0.0077	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0210)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)
Net realized gains	—	—	(0.0000)(b)	—	—
Total distributions	(0.0210)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	2.12%	1.75%	0.77%	0.19%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,672,348	$8,402,049	$4,000,478	$2,515,246	$1,684,652
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.14%	0.14%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.06%
Net investment income (loss)	2.07%	1.80%	0.81%	0.20%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0204	0.0168	0.0071	0.0007
Net realized gain (loss)	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0204	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	—	(0.0000)(b)	—
Total distributions	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.06%	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,185,964	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.18%(d)
Net expenses	0.18%	0.18%	0.18%	0.18%(d)
Net investment income (loss)	2.05%	1.64%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (82.29% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2020, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board.
Effective September 23, 2019, the Adviser is contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund shall be applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund, and may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees. SSGA FM reimbursed $6,789 to the Investment Class shares during the fiscal year ended December 31, 2019.
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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Additionally, the Adviser has from time to time historically reduced fees and reimbursed expenses in order to avoid a negative yield. Any such waiver or reimbursement was voluntary. For the period ended December 31, 2019, the Adviser did not voluntarily waive any expenses.
Under the terms of a reimbursement agreement the Fund has agreed to repay SSGA FM up to the amount of fees waived or expenses reduced under the voluntary waiver provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2019, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2020	$229,096
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2019, the Fund's Administration Class shares and Investment Class shares paid $26 and $53,171 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2019, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $99, $76,193, $132,929, $253,872 and $2,329,724 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$302,872,684	$—	$302,872,684
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 182,783,972	$ —	$ 182,783,972
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$1,765	$(6,693)	$—	$(1)	$(4,929)
As of December 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$6,692	$1
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.37%	$1,008.20	$1.87	$1,023.30	$1.89
Institutional Class	0.15	1,009.30	0.76	1,024.40	0.77
Investment Class	0.45	1,007.80	2.28	1,022.90	2.29
Investor Class	0.20	1,009.10	1.01	1,024.20	1.02
Premier Class	0.12	1,009.50	0.61	1,024.60	0.61
Trust Class	0.18	1,000.00	0.91	1,024.30	0.92
(a)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Treasury Debt	56.0%
Treasury Repurchase Agreements	38.6
Other Assets in Excess of Liabilities	5.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	43.9%
31 to 60 Days	15.4
61 to 90 Days	7.2
Over 90 Days	28.1
Total	94.6%
Average days to maturity	31
Weighted average life	86
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.0%
U.S. Treasury Bill (a)	1.420%	01/09/2020	01/09/2020	$ 75,350,000	$ 75,319,598
U.S. Treasury Bill (a)	1.498%	01/28/2020	01/28/2020	628,100,000	627,374,195
U.S. Treasury Bill (a)	1.500%	01/07/2020	01/07/2020	518,643,600	518,534,403
U.S. Treasury Bill (a)	1.515%	06/04/2020	06/04/2020	250,000,000	248,325,250
U.S. Treasury Bill (a)	1.520%	02/04/2020	02/04/2020	450,800,000	450,171,885
U.S. Treasury Bill (a)	1.521%	02/06/2020	02/06/2020	160,000,000	159,740,405
U.S. Treasury Bill (a)	1.535%	05/07/2020	05/07/2020	85,000,000	84,543,338
U.S. Treasury Bill (a)	1.540%	05/21/2020	05/21/2020	250,000,000	248,496,545
U.S. Treasury Bill (a)	1.550%	05/14/2020	05/14/2020	350,000,000	347,998,997
U.S. Treasury Bill (a)	1.580%	05/28/2020	05/28/2020	250,000,000	248,387,083
U.S. Treasury Bill (a)	1.620%	04/16/2020	04/16/2020	185,000,000	184,125,293
U.S. Treasury Bill (a)	1.680%	04/09/2020	04/09/2020	70,000,000	69,679,322
U.S. Treasury Bill (a)	1.795%	04/02/2020	04/02/2020	350,000,000	348,407,500
U.S. Treasury Bill (a)	1.825%	03/05/2020	03/05/2020	675,000,000	672,979,953
U.S. Treasury Bill (a)	1.825%	03/12/2020	03/12/2020	250,000,000	249,112,240
U.S. Treasury Bill (a)	1.832%	02/13/2020	02/13/2020	299,850,000	299,302,524
U.S. Treasury Bill (a)	1.840%	01/02/2020	01/02/2020	200,618,300	200,618,300
U.S. Treasury Bill (a)	1.840%	02/20/2020	02/20/2020	665,000,000	663,479,367
U.S. Treasury Bill (a)	1.840%	02/27/2020	02/27/2020	570,000,000	568,520,978
U.S. Treasury Bill (a)	1.860%	03/26/2020	03/26/2020	400,000,000	398,264,000
U.S. Treasury Bill (a)	1.870%	03/19/2020	03/19/2020	275,000,000	273,900,076
U.S. Treasury Bill (a)	2.010%	01/16/2020	01/16/2020	75,000,000	74,941,375
U.S. Treasury Bill (a)	2.010%	01/23/2020	01/23/2020	100,000,000	99,882,400
U.S. Treasury Bill (a)	2.035%	01/30/2020	01/30/2020	80,000,000	79,873,378
U.S. Treasury Note, 3 Month USD MMY(b)	1.526%	01/01/2020	01/31/2020	965,200,000	965,190,438
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.559%	01/01/2020	04/30/2020	810,900,000	810,901,889
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	1.569%	01/01/2020	07/31/2020	470,550,000	470,498,947
U.S. Treasury Note (a)	1.598%	04/30/2020	04/30/2020	117,000,000	116,819,776
U.S. Treasury Note (a)	1.608%	04/30/2020	04/30/2020	209,500,000	209,342,645
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	59,962,019
U.S. Treasury Note (a)	1.638%	05/15/2020	05/15/2020	720,800,000	725,782,156
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	1.641%	01/01/2020	01/31/2021	157,200,000	157,050,552
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.665%	01/01/2020	04/30/2021	767,000,000	766,243,718
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.672%	01/31/2020	10/31/2020	144,500,000	144,406,880
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	1.746%	01/01/2020	07/31/2021	818,500,000	818,317,894
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	1.826%	01/01/2020	10/31/2021	225,000,000	225,221,780
U.S. Treasury Note (a)	1.861%	03/31/2020	03/31/2020	300,000,000	299,468,256
U.S. Treasury Note (a)	1.870%	03/31/2020	03/31/2020	92,000,000	92,084,022
U.S. Treasury Note (a)	1.912%	01/31/2020	01/31/2020	302,000,000	301,873,842
TOTAL TREASURY DEBT					13,355,143,219
TREASURY REPURCHASE AGREEMENTS—38.6%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/23/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 7.875% due 02/15/2021 – 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, and U.S. Treasury Notes, 1.750% – 2.250% due 07/31/2021 – 08/15/2027, valued at $76,500,054); expected proceeds $75,063,750 (c)	1.700%	01/10/2020	01/10/2020	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and U.S. Treasury Notes, 1.750% – 3.125% due 12/31/2026 – 11/15/2028, valued at $255,000,039); expected proceeds $250,021,528	1.550%	01/02/2020	01/02/2020	250,000,000	250,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Inflation Index Bonds, 2.125% – 3.375% due 01/15/2029 – 02/15/2040, and U.S. Treasury Notes, 1.750% – 2.875% due 10/15/2021 – 12/31/2026, valued at $1,020,000,090); expected proceeds $1,000,083,333	1.500%	01/02/2020	01/02/2020	$ 1,000,000,000	$ 1,000,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2023 – 07/15/2025, and a U.S. Treasury Strip, 0.000% due 02/15/2037, valued at $79,560,000); expected proceeds $78,006,717	1.550%	01/02/2020	01/02/2020	78,000,000	78,000,000
Agreement with Credit Agricole Corporate and Investment Bank., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.500% - 1.875% due 07/31/2022 – 09/30/2024, valued at $305,958,130); expected proceeds $300,026,167	1.570%	01/02/2020	01/02/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.625% – 2.375% due 03/15/2022 – 02/15/2026, valued at $1,530,000,072); expected proceeds $1,500,129,167	1.550%	01/02/2020	01/02/2020	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 2.625% – 2.875% due 06/30/2023 – 10/31/2023, valued at $863,177,731); expected proceeds $846,704,872	1.580%	01/02/2020	01/02/2020	846,630,556	846,630,556
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/18/2020 – 05/14/2020, U.S. Treasury Notes, 1.500% – 3.000% due 07/31/2020 – 11/15/2029, and U.S. Treasury Strips, 0.000% due 11/15/2022 – 02/15/2029, valued at $678,300,007); expected proceeds $665,196,544	1.550%	01/07/2020	01/02/2020	665,000,000	665,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2023, valued at $7,140,000); expected proceeds $7,000,603	1.550%	01/02/2020	01/02/2020	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/27/2020 – 08/13/2020, a U.S. Treasury Bond, 6.250% due 05/15/2030, a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.250% – 1.625% due 06/30/2020 – 11/15/2022, valued at $178,500,001); expected proceeds $175,908,201 (c)	1.570%	01/01/2020	02/28/2020	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.375% – 5.375% due 02/15/2031 – 11/15/2049, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $221,340,021); expected proceeds $217,018,686	1.550%	01/02/2020	01/02/2020	217,000,000	217,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.000% due 11/15/2042 – 02/15/2049, and U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2023 – 07/15/2028, valued at $258,060,069); expected proceeds $253,022,208	1.580%	01/02/2020	01/02/2020	253,000,000	253,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 07/31/2022 – 02/15/2028, valued at $117,372,054); expected proceeds $115,141,194 (c)	1.700%	01/15/2020	01/15/2020	$ 115,000,000	$ 115,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.375% – 2.750% due 07/31/2022 – 02/15/2028, valued at $329,488,431); expected proceeds $323,027,814	1.550%	01/02/2020	01/02/2020	323,000,000	323,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 10/16/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $25,500,001); expected proceeds $25,115,000 (c)	1.800%	01/16/2020	01/16/2020	25,000,000	25,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 11/13/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $142,800,000); expected proceeds $140,608,222 (c)	1.700%	02/13/2020	03/23/2020	140,000,000	140,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $66,300,002); expected proceeds $65,288,528 (c)	1.700%	03/23/2020	02/13/2020	65,000,000	65,000,000
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048 and U.S. Treasury Notes, 2.125% - 2.250% due 11/15/2024 – 11/15/2025, valued at $110,124,147); expected proceeds $107,913,341	1.600%	01/02/2020	01/02/2020	107,903,750	107,903,750
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $92,861,100); expected proceeds $90,758,067	1.600%	01/02/2020	01/02/2020	90,750,000	90,750,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 01/16/2020 – 12/03/2020, U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2041 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.625% – 1.375% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2020 – 07/15/2027, and U.S. Treasury Notes, 1.250% – 2.875% due 01/31/2020 – 11/15/2027, valued at $510,000,059); expected proceeds $500,043,056	1.550%	01/02/2020	01/02/2020	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2020, U.S. Treasury Bonds, 2.875% – 6.250% due 05/15/2030 – 11/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 1.375% – 2.875% due 05/31/2020 – 05/15/2028, valued at $833,340,049); expected proceeds $817,070,353	1.550%	01/02/2020	01/02/2020	817,000,000	817,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 10/08/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2020, U.S. Treasury Bonds, 2.250% – 4.750% due 02/15/2036 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.250% – 0.375% due 07/15/2025 – 07/15/2029, and U.S. Treasury Notes, 1.125% – 2.875% due 03/31/2020 – 08/15/2028, valued at $102,000,000); expected proceeds $100,480,444 (c)	1.840%	01/10/2020	01/10/2020	$ 100,000,000	$ 100,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 03/26/2020 – 05/21/2020, U.S. Treasury Bonds, 2.375% – 6.250% due 08/15/2023 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2025 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 3.125% due 08/15/2020 – 08/15/2028, valued at $663,000,000); expected proceeds $650,055,972	1.550%	01/02/2020	01/02/2020	650,000,000	650,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/20/2020 – 09/10/2020, U.S. Treasury Bonds, 2.250% – 8.750% due 05/15/2020 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 01/15/2027, U.S. Treasury Notes, 1.125% – 3.500% due 01/15/2020 – 11/15/2026, and U.S. Treasury Strips, 0.000% due 02/15/2020 – 02/15/2029, valued at $153,000,058); expected proceeds $150,012,917	1.550%	01/02/2020	01/02/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2020, and U.S. Treasury Notes, 1.125% – 1.625% due 03/31/2020 – 10/31/2023, valued at $765,065,934); expected proceeds $750,064,583	1.550%	01/02/2020	01/02/2020	750,000,000	750,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					9,200,284,306
TOTAL INVESTMENTS –94.6% (d)(e)					22,555,427,525
Other Assets in Excess of Liabilities —5.4%					1,279,507,246
NET ASSETS –100.0%					$ 23,834,934,771
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $695,000,000 or 2.9% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$13,355,143,219
Repurchase agreements, at value and amortized cost	9,200,284,306
Total Investments	22,555,427,525
Cash	1,258,303,421
Interest receivable — unaffiliated issuers	22,319,197
Other Receivable	53,507
Prepaid expenses and other assets	3,745
TOTAL ASSETS	23,836,107,395
LIABILITIES
Advisory and administrator fee payable	956,987
Custody, sub-administration and transfer agent fees payable	150,836
Trustees’ fees and expenses payable	3,751
Professional fees payable	33,202
Printing fees payable	23,377
Accrued expenses and other liabilities	4,471
TOTAL LIABILITIES	1,172,624
NET ASSETS	$23,834,934,771
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$404,652,212
EXPENSES
Advisory and administrator fee	9,225,128
Custodian, sub-administrator and transfer agent fees	2,376,885
Trustees’ fees and expenses	304,376
Professional fees	194,276
Printing and postage fees	61,145
Insurance expense	7,123
Miscellaneous expenses	26,725
TOTAL EXPENSES	12,195,658
NET INVESTMENT INCOME (LOSS)	$392,456,554
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,190)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$392,449,364
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 392,456,554	$ 250,070,855
Net realized gain (loss)	(7,190)	1,950
Net increase (decrease) in net assets resulting from operations	392,449,364	250,072,805
CAPITAL TRANSACTIONS
Contributions	62,686,916,978	39,817,102,235
Withdrawals	(56,691,696,503)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	5,995,220,475	3,016,911,605
Net increase (decrease) in net assets during the period	6,387,669,839	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 23,834,934,771	$ 17,447,264,932
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $9,200,284,306 and associated collateral equal to $9,384,388,052.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,009.90	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00234421

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$4,220,860,669
Receivable from Adviser	149,406
Prepaid expenses and other assets	7,427
TOTAL ASSETS	4,221,017,502
LIABILITIES
Advisory fee payable	49
Administration fees payable	183,125
Transfer agent fees payable	228
Distribution payable	195,233
Registration and filing fees payable	33,411
Professional fees payable	7,449
Printing fees payable	11,748
Accrued expenses and other liabilities	8,066
TOTAL LIABILITIES	439,309
NET ASSETS	$4,220,578,193
NET ASSETS CONSIST OF:
Paid-in Capital	$4,220,576,607
Total distributable earnings (loss)	1,586
NET ASSETS	$4,220,578,193
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	4,220,576,607
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	81,326,285
Expenses allocated from affiliated Portfolio	(2,437,236)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	78,889,049
EXPENSES
Administration fees	1,845,948
Custodian fees	21,898
Trustees’ fees and expenses	18,048
Registration and filing fees	38,783
Professional fees and expenses	41,285
Printing and postage fees	15,089
Insurance expense	17,456
Miscellaneous expenses	12,311
TOTAL EXPENSES	2,010,818
Expenses waived/reimbursed by the Adviser	(1,494,537)
NET EXPENSES	516,281
NET INVESTMENT INCOME (LOSS)	$78,372,768
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(499)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,372,269
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,372,768	$ 58,298,055
Net realized gain (loss)	(499)	1,003
Net increase (decrease) in net assets resulting from operations	78,372,269	58,299,058
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(78,371,686)	(58,298,055)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,879,694,877	6,325,956,321
Reinvestment of distributions	77,871,119	57,954,475
Cost of shares redeemed	(14,357,557,657)	(5,689,704,933)
Net increase (decrease) from share transactions	600,008,339	694,205,863
Net increase (decrease) in net assets during the period	600,008,922	694,206,866
Net assets at beginning of period	3,620,569,271	2,926,362,405
NET ASSETS AT END OF PERIOD	$ 4,220,578,193	$ 3,620,569,271
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,879,694,877	6,325,956,321
Reinvestment of distributions	77,871,119	57,954,475
Shares redeemed	(14,357,557,657)	(5,689,704,933)
Net increase (decrease) from share transactions	600,008,339	694,205,863
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	(0.0000)(b)	—	—
Total from investment operations	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.16%(d)
Net expenses	0.08%	0.08%	0.08%(d)
Net investment income (loss)	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (17.71% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2019, the Adviser waived fees in the amount of $756,158.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis — this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2019, the Adviser voluntarily waived expenses in the amount of $738,379.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$78,371,686	$—	$78,371,686
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 58,298,055	$ —	$ 58,298,055
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$2,085	$(499)	$—	$—	$1,586
As of December 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Treasury Obligations Money Market Fund	$499	$—
As of December 31, 2019, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,009.70	$0.41	$1,024.80	$0.41
(a)	Expenses are equal to the Fund's annualized net expense ratio,which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

15

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Treasury Debt	56.0%
Treasury Repurchase Agreements	38.6
Other Assets in Excess of Liabilities	5.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	43.9%
31 to 60 Days	15.4
61 to 90 Days	7.2
Over 90 Days	28.1
Total	94.6%
Average days to maturity	31
Weighted average life	86
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.0%
U.S. Treasury Bill (a)	1.420%	01/09/2020	01/09/2020	$ 75,350,000	$ 75,319,598
U.S. Treasury Bill (a)	1.498%	01/28/2020	01/28/2020	628,100,000	627,374,195
U.S. Treasury Bill (a)	1.500%	01/07/2020	01/07/2020	518,643,600	518,534,403
U.S. Treasury Bill (a)	1.515%	06/04/2020	06/04/2020	250,000,000	248,325,250
U.S. Treasury Bill (a)	1.520%	02/04/2020	02/04/2020	450,800,000	450,171,885
U.S. Treasury Bill (a)	1.521%	02/06/2020	02/06/2020	160,000,000	159,740,405
U.S. Treasury Bill (a)	1.535%	05/07/2020	05/07/2020	85,000,000	84,543,338
U.S. Treasury Bill (a)	1.540%	05/21/2020	05/21/2020	250,000,000	248,496,545
U.S. Treasury Bill (a)	1.550%	05/14/2020	05/14/2020	350,000,000	347,998,997
U.S. Treasury Bill (a)	1.580%	05/28/2020	05/28/2020	250,000,000	248,387,083
U.S. Treasury Bill (a)	1.620%	04/16/2020	04/16/2020	185,000,000	184,125,293
U.S. Treasury Bill (a)	1.680%	04/09/2020	04/09/2020	70,000,000	69,679,322
U.S. Treasury Bill (a)	1.795%	04/02/2020	04/02/2020	350,000,000	348,407,500
U.S. Treasury Bill (a)	1.825%	03/05/2020	03/05/2020	675,000,000	672,979,953
U.S. Treasury Bill (a)	1.825%	03/12/2020	03/12/2020	250,000,000	249,112,240
U.S. Treasury Bill (a)	1.832%	02/13/2020	02/13/2020	299,850,000	299,302,524
U.S. Treasury Bill (a)	1.840%	01/02/2020	01/02/2020	200,618,300	200,618,300
U.S. Treasury Bill (a)	1.840%	02/20/2020	02/20/2020	665,000,000	663,479,367
U.S. Treasury Bill (a)	1.840%	02/27/2020	02/27/2020	570,000,000	568,520,978
U.S. Treasury Bill (a)	1.860%	03/26/2020	03/26/2020	400,000,000	398,264,000
U.S. Treasury Bill (a)	1.870%	03/19/2020	03/19/2020	275,000,000	273,900,076
U.S. Treasury Bill (a)	2.010%	01/16/2020	01/16/2020	75,000,000	74,941,375
U.S. Treasury Bill (a)	2.010%	01/23/2020	01/23/2020	100,000,000	99,882,400
U.S. Treasury Bill (a)	2.035%	01/30/2020	01/30/2020	80,000,000	79,873,378
U.S. Treasury Note, 3 Month USD MMY(b)	1.526%	01/01/2020	01/31/2020	965,200,000	965,190,438
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.559%	01/01/2020	04/30/2020	810,900,000	810,901,889
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	1.569%	01/01/2020	07/31/2020	470,550,000	470,498,947
U.S. Treasury Note (a)	1.598%	04/30/2020	04/30/2020	117,000,000	116,819,776
U.S. Treasury Note (a)	1.608%	04/30/2020	04/30/2020	209,500,000	209,342,645
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	59,962,019
U.S. Treasury Note (a)	1.638%	05/15/2020	05/15/2020	720,800,000	725,782,156
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	1.641%	01/01/2020	01/31/2021	157,200,000	157,050,552
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.665%	01/01/2020	04/30/2021	767,000,000	766,243,718
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.672%	01/31/2020	10/31/2020	144,500,000	144,406,880
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	1.746%	01/01/2020	07/31/2021	818,500,000	818,317,894
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	1.826%	01/01/2020	10/31/2021	225,000,000	225,221,780
U.S. Treasury Note (a)	1.861%	03/31/2020	03/31/2020	300,000,000	299,468,256
U.S. Treasury Note (a)	1.870%	03/31/2020	03/31/2020	92,000,000	92,084,022
U.S. Treasury Note (a)	1.912%	01/31/2020	01/31/2020	302,000,000	301,873,842
TOTAL TREASURY DEBT					13,355,143,219
TREASURY REPURCHASE AGREEMENTS—38.6%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/23/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 7.875% due 02/15/2021 – 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, and U.S. Treasury Notes, 1.750% – 2.250% due 07/31/2021 – 08/15/2027, valued at $76,500,054); expected proceeds $75,063,750 (c)	1.700%	01/10/2020	01/10/2020	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and U.S. Treasury Notes, 1.750% – 3.125% due 12/31/2026 – 11/15/2028, valued at $255,000,039); expected proceeds $250,021,528	1.550%	01/02/2020	01/02/2020	250,000,000	250,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Inflation Index Bonds, 2.125% – 3.375% due 01/15/2029 – 02/15/2040, and U.S. Treasury Notes, 1.750% – 2.875% due 10/15/2021 – 12/31/2026, valued at $1,020,000,090); expected proceeds $1,000,083,333	1.500%	01/02/2020	01/02/2020	$ 1,000,000,000	$ 1,000,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2023 – 07/15/2025, and a U.S. Treasury Strip, 0.000% due 02/15/2037, valued at $79,560,000); expected proceeds $78,006,717	1.550%	01/02/2020	01/02/2020	78,000,000	78,000,000
Agreement with Credit Agricole Corporate and Investment Bank., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.500% - 1.875% due 07/31/2022 – 09/30/2024, valued at $305,958,130); expected proceeds $300,026,167	1.570%	01/02/2020	01/02/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.625% – 2.375% due 03/15/2022 – 02/15/2026, valued at $1,530,000,072); expected proceeds $1,500,129,167	1.550%	01/02/2020	01/02/2020	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 2.625% – 2.875% due 06/30/2023 – 10/31/2023, valued at $863,177,731); expected proceeds $846,704,872	1.580%	01/02/2020	01/02/2020	846,630,556	846,630,556
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/18/2020 – 05/14/2020, U.S. Treasury Notes, 1.500% – 3.000% due 07/31/2020 – 11/15/2029, and U.S. Treasury Strips, 0.000% due 11/15/2022 – 02/15/2029, valued at $678,300,007); expected proceeds $665,196,544	1.550%	01/07/2020	01/02/2020	665,000,000	665,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2023, valued at $7,140,000); expected proceeds $7,000,603	1.550%	01/02/2020	01/02/2020	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/27/2020 – 08/13/2020, a U.S. Treasury Bond, 6.250% due 05/15/2030, a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.250% – 1.625% due 06/30/2020 – 11/15/2022, valued at $178,500,001); expected proceeds $175,908,201 (c)	1.570%	01/01/2020	02/28/2020	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.375% – 5.375% due 02/15/2031 – 11/15/2049, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $221,340,021); expected proceeds $217,018,686	1.550%	01/02/2020	01/02/2020	217,000,000	217,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.000% due 11/15/2042 – 02/15/2049, and U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2023 – 07/15/2028, valued at $258,060,069); expected proceeds $253,022,208	1.580%	01/02/2020	01/02/2020	253,000,000	253,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 07/31/2022 – 02/15/2028, valued at $117,372,054); expected proceeds $115,141,194 (c)	1.700%	01/15/2020	01/15/2020	$ 115,000,000	$ 115,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.375% – 2.750% due 07/31/2022 – 02/15/2028, valued at $329,488,431); expected proceeds $323,027,814	1.550%	01/02/2020	01/02/2020	323,000,000	323,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 10/16/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $25,500,001); expected proceeds $25,115,000 (c)	1.800%	01/16/2020	01/16/2020	25,000,000	25,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 11/13/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $142,800,000); expected proceeds $140,608,222 (c)	1.700%	02/13/2020	03/23/2020	140,000,000	140,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $66,300,002); expected proceeds $65,288,528 (c)	1.700%	03/23/2020	02/13/2020	65,000,000	65,000,000
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048 and U.S. Treasury Notes, 2.125% - 2.250% due 11/15/2024 – 11/15/2025, valued at $110,124,147); expected proceeds $107,913,341	1.600%	01/02/2020	01/02/2020	107,903,750	107,903,750
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $92,861,100); expected proceeds $90,758,067	1.600%	01/02/2020	01/02/2020	90,750,000	90,750,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 01/16/2020 – 12/03/2020, U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2041 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.625% – 1.375% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2020 – 07/15/2027, and U.S. Treasury Notes, 1.250% – 2.875% due 01/31/2020 – 11/15/2027, valued at $510,000,059); expected proceeds $500,043,056	1.550%	01/02/2020	01/02/2020	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2020, U.S. Treasury Bonds, 2.875% – 6.250% due 05/15/2030 – 11/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 1.375% – 2.875% due 05/31/2020 – 05/15/2028, valued at $833,340,049); expected proceeds $817,070,353	1.550%	01/02/2020	01/02/2020	817,000,000	817,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 10/08/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2020, U.S. Treasury Bonds, 2.250% – 4.750% due 02/15/2036 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.250% – 0.375% due 07/15/2025 – 07/15/2029, and U.S. Treasury Notes, 1.125% – 2.875% due 03/31/2020 – 08/15/2028, valued at $102,000,000); expected proceeds $100,480,444 (c)	1.840%	01/10/2020	01/10/2020	$ 100,000,000	$ 100,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 03/26/2020 – 05/21/2020, U.S. Treasury Bonds, 2.375% – 6.250% due 08/15/2023 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2025 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 3.125% due 08/15/2020 – 08/15/2028, valued at $663,000,000); expected proceeds $650,055,972	1.550%	01/02/2020	01/02/2020	650,000,000	650,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/20/2020 – 09/10/2020, U.S. Treasury Bonds, 2.250% – 8.750% due 05/15/2020 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 01/15/2027, U.S. Treasury Notes, 1.125% – 3.500% due 01/15/2020 – 11/15/2026, and U.S. Treasury Strips, 0.000% due 02/15/2020 – 02/15/2029, valued at $153,000,058); expected proceeds $150,012,917	1.550%	01/02/2020	01/02/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2020, and U.S. Treasury Notes, 1.125% – 1.625% due 03/31/2020 – 10/31/2023, valued at $765,065,934); expected proceeds $750,064,583	1.550%	01/02/2020	01/02/2020	750,000,000	750,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					9,200,284,306
TOTAL INVESTMENTS –94.6% (d)(e)					22,555,427,525
Other Assets in Excess of Liabilities —5.4%					1,279,507,246
NET ASSETS –100.0%					$ 23,834,934,771
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $695,000,000 or 2.9% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$13,355,143,219
Repurchase agreements, at value and amortized cost	9,200,284,306
Total Investments	22,555,427,525
Cash	1,258,303,421
Interest receivable — unaffiliated issuers	22,319,197
Other Receivable	53,507
Prepaid expenses and other assets	3,745
TOTAL ASSETS	23,836,107,395
LIABILITIES
Advisory and administrator fee payable	956,987
Custody, sub-administration and transfer agent fees payable	150,836
Trustees’ fees and expenses payable	3,751
Professional fees payable	33,202
Printing fees payable	23,377
Accrued expenses and other liabilities	4,471
TOTAL LIABILITIES	1,172,624
NET ASSETS	$23,834,934,771
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$404,652,212
EXPENSES
Advisory and administrator fee	9,225,128
Custodian, sub-administrator and transfer agent fees	2,376,885
Trustees’ fees and expenses	304,376
Professional fees	194,276
Printing and postage fees	61,145
Insurance expense	7,123
Miscellaneous expenses	26,725
TOTAL EXPENSES	12,195,658
NET INVESTMENT INCOME (LOSS)	$392,456,554
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,190)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$392,449,364
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 392,456,554	$ 250,070,855
Net realized gain (loss)	(7,190)	1,950
Net increase (decrease) in net assets resulting from operations	392,449,364	250,072,805
CAPITAL TRANSACTIONS
Contributions	62,686,916,978	39,817,102,235
Withdrawals	(56,691,696,503)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	5,995,220,475	3,016,911,605
Net increase (decrease) in net assets during the period	6,387,669,839	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 23,834,934,771	$ 17,447,264,932
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $9,200,284,306 and associated collateral equal to $9,384,388,052.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,009.90	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBAR
00227375

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund (formerly, State Street Global Equity ex-U.S. Index Fund)
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio (formerly, State Street Global Equity ex-U.S. Index Portfolio)
State Street Small/Mid Cap Equity Index Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET AGGREGATE BOND INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 8.57%, and the Index was 8.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The slowdown in global growth, decelerating core and headline inflation, and geopolitical uncertainty were significant contributors to the risk-off sentiment that defined the earliest quarters of this year and impacted the Fund’s performance. The Federal Reserve took an accommodative stance in 2019, implementing easy monetary policy through three 25 basis point rate cuts that influenced a decline in interest rates and US Treasury bond yields. This caused bond prices to increase and positively contributed to the Fund’s performance. Towards the end of the year, the spike in risk-on sentiment, the bond market sell off and yield curve steepening were the primary drivers of the Fund’s performance. Credit spread tightening and excess returns were broadly positive, but total returns were dented by rising government bond yields.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Aggregate Bond Index Fund Class A	8.27%	2.57%	2.79%
State Street Aggregate Bond Index Fund Class I	8.55%	2.88%	3.07%
State Street Aggregate Bond Index Fund Class K	8.57%	2.87%	3.10%
Bloomberg Barclays U.S. Aggregate Index(1)	8.72%	3.05%	3.28%

*	Inception date is September 19, 2014.
(1)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”) (formerly known as State Street Global Equity ex-U.S. Index Fund) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex USA Investable Market Index (the “Index”)*. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Global All Cap Equity ex-U.S. Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 21.49%, and the Index was 21.68% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash, the cumulative effect of security misweights and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in the Reporting Period, posting positive return in every quarter but the third. Developed markets outperformed emerging markets during the Reporting Period. The Fund’s performance was driven by progress on US and China trade relations, accommodative monetary policy and progress in the UK regarding Brexit. In the first calendar quarter of the Reporting Period, positive factors such as optimism about progress in trade talks between the US and China, a strong earnings season, an accommodative Federal Reserve and a deal to temporarily reopen the US government helped performance and offset negative factors such as geopolitical tensions between India and Pakistan, Brexit and slowing economic growth. The second quarter of the Reporting Period also had positive performance driven by dovish comments from central banks, a trade deal between the US and Mexico, and strong earnings data despite concerns about global trade, Brexit and tensions with Iran. Performance in the third quarter was negative on the back of weak macroeconomic data, escalating trade hostilities between the US and China, unrest in the Middle East and a strong dollar. Performance in the fourth quarter was positive and driven by a partial trade agreement between the US and China, a new Brexit deal between the UK and EU, a strong earnings season and interest rate cuts in the US despite geopolitical concerns like North Korea’s test-firing of ballistic missiles and China threatening to retaliate against the US for supporting Hong Kong protesters.
On a country security level, Japan, United Kingdom and China were the top positive contributors to the Fund’s performance during the Reporting Period. The top negative contributors to the Fund’s performance during the Reporting Period were Chile, Argentina and Saudi Arabia.
The Fund used futures in order to equitize income receivable and cash during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd. Sponsored ADR, Nestle S.A., and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Ezdan Holdings Group, Baidu, Inc. Sponsored ADR Class A and Nokia OYJ.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective October 9, 2019 (the “Benchmark Index Change Date”), the Fund's benchmark index changed from the MSCI ACWI ex USA Index (the “Previous Benchmark Index”) to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Fund's principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund's investment strategy to track the Previous Benchmark Index.
See accompanying notes to financial statements.
3

State Street Global All Cap Equity ex- U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Global All Cap Equity ex- U.S. Index Fund Class A	21.01%	5.22%	3.32%
State Street Global All Cap Equity ex- U.S. Index Fund Class I	21.24%	5.47%	3.56%
State Street Global All Cap Equity ex- U.S. Index Fund Class K	21.49%	5.57%	3.66%
MSCI ACWI ex USA Investable Market Index (the “New Index”)(1), (2)	21.68%	5.53%	3.78%

*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex-USA Investable Market Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. Index returns are net of dividend withholding taxes.
(2)	Returns shown are reflective of the MSCI ACWI ex USA Investable Market Index for periods beginning on October 9, 2019 and the MSCI ACWI ex USA Index for periods prior to October 9, 2019.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 27.84%, and the Index was 28.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period started off with investors questioning whether or not they were staring into the early days of an economic and financial market downturn. A host of inter-related factors relating to rising interest rates, economic growth concerns and systematic trading strategies delivered an atypical package of deeply negative fourth quarter 2018 returns. With 2018 as a back drop, US markets responded strongly in the first quarter of 2019. With the prospect of easing monetary conditions the Index up returned just under 16% for the quarter. Despite heightened trade uncertainty and the imposition of additional tariffs between the United States and China in the second quarter of 2019, the Index shook off a week month of May and returned approximately 3% for the quarter. Despite strength in US large cap stocks in the third quarter, the Index was down just under 2% on the quarter. Fast forward to the end of the Reporting Period and interest rates were roughly a percentage point lower than where they hovered during the fourth quarter of 2018, economic growth has been sub-par but not recessionary and rules-based sellers appear to have been kept mostly at bay by generally low levels of market volatility. Add to that a Phase One deal on trade between the United States and China, the Index returned just under 9% on the quarter with this back drop.
The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
Heading into the third quarter of 2018, tailwinds behind earnings for mid and small cap companies were even stronger with earnings per share (EPS) growth of approximately 26% and 46%, respectively. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. Small cap stocks, which had been solidly outperforming since the volatility spike in February, found a relatively more challenging environment in the 3rd quarter. Both mid and small cap firms started to show some signs of relative and absolute weakness in the middle of September as the U.S. 10 Year tested approximately 3% – a notice to investors that while smaller companies may be insulated from some external risks, they are still susceptible to higher financing costs. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ServiceNow, Inc., Worldpay, Inc. Class A, and Lululemon Athletica Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Green Dot Corporation Class A, Uber Technologies, Inc., and Qurate Retail, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Small/Mid Cap Equity Index Fund Class A	27.42%	10.91%
State Street Small/Mid Cap Equity Index Fund Class I	27.70%	11.19%
State Street Small/Mid Cap Equity Index Fund Class K	27.84%	9.59%
Russell Small Cap Completeness Index(1)	28.04%	9.67%

*	Inception date is October 16, 2015 for Class A and Class I and inception date is August 12, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$237,098,644	$431,248,589	$106,245,391
Cash	67	—	—
Receivable for investments sold	—	275,853	70,044
Receivable for fund shares sold	234,359	164,672	669,628
Receivable from Adviser	51,961	328,562	26,056
Prepaid expenses and other assets	474	839	224
TOTAL ASSETS	237,385,505	432,018,515	107,011,343
LIABILITIES
Payable for investments purchased	54,644	—	—
Payable for fund shares repurchased	175,205	435,998	725,166
Advisory fee payable	5,447	19,193	2,671
Custodian fees payable	3,501	3,227	3,232
Administration fees payable	10,895	15,995	4,452
Distribution fees payable	3,993	1,467	4,537
Transfer agent fees payable	6,671	9,756	5,146
Sub-transfer agent fee payable	13,703	3,139	15,858
Registration and filing fees payable	11,580	—	4,984
Professional fees payable	9,603	9,603	9,603
Printing and postage fees payable	2,191	5,677	1,913
Accrued expenses and other liabilities	480	255,147	398
TOTAL LIABILITIES	297,913	759,202	777,960
NET ASSETS	$237,087,592	$431,259,313	$106,233,383
NET ASSETS CONSIST OF:
Paid-in Capital	$232,647,534	$416,771,501	$101,633,736
Total distributable earnings (loss)	4,440,058	14,487,812	4,599,647
NET ASSETS	$237,087,592	$431,259,313	$106,233,383
Class A
Net Assets	$ 19,324,969	$ 7,104,044	$ 22,036,595
Shares Outstanding	1,912,203	724,731	1,739,516
Net asset value, offering and redemption price per share	$ 10.11	$ 9.80	$ 12.67
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 10.50	$ 10.34	$ 13.37
Class I
Net Assets	$ 7,273,180	$ 738,743	$ 6,312,205
Shares Outstanding	721,525	75,294	498,221
Net asset value, offering and redemption price per share	$ 10.08	$ 9.81	$ 12.67
Class K
Net Assets	$210,489,443	$423,416,526	$ 77,884,583
Shares Outstanding	20,879,297	43,107,524	6,145,509
Net asset value, offering and redemption price per share	$ 10.08	$ 9.82	$ 12.67
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$231,981,592	$415,104,979	$103,524,346
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2019

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 1,771	$ 76	$ 28
Dividend income from corresponding affiliated Portfolio	5,609,265	12,389,156	1,800,067
TOTAL INVESTMENT INCOME (LOSS)	5,611,036	12,389,232	1,800,095
EXPENSES
Advisory fee	47,045	236,971	24,694
Administration fees	94,091	197,476	41,157
Sub-transfer agent fee
Class A	7,927	10,031	31,898
Class I	9,620	762	7,480
Distribution fees
Class A	9,823	13,032	40,623
Custodian fees	39,949	38,883	38,870
Trustees’ fees and expenses	18,000	18,000	18,000
Transfer agent fees	95,127	85,014	36,356
Registration and filing fees	70,504	54,334	56,931
Professional fees and expenses	50,688	50,688	50,088
Printing and postage fees	10,826	21,544	7,780
Insurance expense	797	2,156	317
Miscellaneous expenses	6,151	362,081	5,586
TOTAL EXPENSES	460,548	1,090,972	359,780
Expenses waived/reimbursed by the Adviser	(386,133)	(1,027,149)	(242,738)
NET EXPENSES	74,415	63,823	117,042
NET INVESTMENT INCOME (LOSS)	$ 5,536,621	$12,325,409	$ 1,683,053
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	90,763	7,849,558	1,747,674
Capital gain distributions from corresponding affiliated Portfolio	—	—	1,943,429
Net realized gain (loss)	90,763	7,849,558	3,691,103
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	8,264,351	55,075,154	12,029,745
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,355,114	62,924,712	15,720,848
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,891,735	$75,250,121	$17,403,901
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,536,621	$ 3,313,604	$ 12,325,409	$ 11,853,723	$ 1,683,053	$ 851,141
Net realized gain (loss)	90,763	(716,389)	7,849,558	7,670,457	3,691,103	2,964,458
Net change in unrealized appreciation/depreciation	8,264,351	(2,180,624)	55,075,154	(87,372,839)	12,029,745	(11,405,264)
Net increase (decrease) in net assets resulting from operations	13,891,735	416,591	75,250,121	(67,848,659)	17,403,901	(7,589,665)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(122,467)	(15,298)	(295,877)	(239,408)	(1,084,071)	(291,904)
Class I	(278,785)	(292,330)	(33,133)	(61,342)	(337,036)	(180,583)
Class K	(5,103,124)	(3,009,769)	(19,410,272)	(31,433,325)	(4,269,044)	(1,357,502)
Total distributions to shareholders	(5,504,376)	(3,317,397)	(19,739,282)	(31,734,075)	(5,690,151)	(1,829,989)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	19,325,795	956,614	3,514,321	3,431,591	15,166,292	11,154,832
Reinvestment of distributions	120,008	15,113	295,877	239,408	1,078,801	291,840
Cost of shares redeemed	(1,270,756)	(185,045)	(967,350)	(258,352)	(5,644,151)	(1,528,358)
Net increase (decrease) from capital share transactions	18,175,047	786,682	2,842,848	3,412,647	10,600,942	9,918,314
Class I
Proceeds from sale of shares sold	652,191	1,295,351	199,110	27,666	1,143,157	1,881,040
Reinvestment of distributions	79,075	102,198	33,133	61,342	337,036	180,583
Cost of shares redeemed	(4,693,496)	(1,294,529)	(229,932)	(246,039)	(1,258,349)	(362,509)
Net increase (decrease) from capital share transactions	(3,962,230)	103,020	2,311	(157,031)	221,844	1,699,114
Class K
Proceeds from sale of shares sold	109,961,561	46,337,876	164,108,478	97,730,912	53,522,034	28,553,804
Reinvestment of distributions	5,100,827	3,009,769	19,257,505	31,214,470	4,221,079	1,332,147
Cost of shares redeemed	(40,110,624)	(16,266,407)	(247,782,361)	(53,791,160)	(26,552,849)	(3,449,083)
Net increase (decrease) from capital share transactions	74,951,764	33,081,238	(64,416,378)	75,154,222	31,190,264	26,436,868
Net increase (decrease) in net assets from beneficial interest transactions	89,164,581	33,970,940	(61,571,219)	78,409,838	42,013,050	38,054,296
Net increase (decrease) in net assets during the period	97,551,940	31,070,134	(6,060,380)	(21,172,896)	53,726,800	28,634,642
Net assets at beginning of period	139,535,652	108,465,518	437,319,693	458,492,589	52,506,583	23,871,941
NET ASSETS AT END OF PERIOD	$237,087,592	$139,535,652	$ 431,259,313	$437,319,693	$106,233,383	$ 52,506,583
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	1,912,418	100,646	372,149	336,001	1,227,973	897,673
Reinvestment of distributions	11,900	1,594	30,099	28,604	85,012	28,251
Shares redeemed	(129,489)	(19,456)	(103,068)	(25,912)	(459,068)	(123,003)
Net increase (decrease) from share transactions	1,794,829	82,784	299,180	338,693	853,917	802,921
Class I
Shares sold	66,452	136,002	21,133	2,568	94,907	148,991
Reinvestment of distributions	8,007	10,740	3,367	7,321	26,559	17,481
Shares redeemed	(462,110)	(135,738)	(24,241)	(28,500)	(104,186)	(31,541)
Net increase (decrease) from share transactions	(387,651)	11,004	259	(18,611)	17,280	134,931
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18
Class K
Shares sold	10,977,453	4,879,259	16,843,468	9,921,926	4,293,661	2,229,951
Reinvestment of distributions	510,673	316,549	1,955,077	3,720,438	332,630	128,959
Shares redeemed	(3,995,607)	(1,704,883)	(26,815,306)	(5,266,494)	(2,126,545)	(281,909)
Net increase (decrease) from share transactions	7,492,519	3,490,925	(8,016,761)	8,375,870	2,499,746	2,077,001
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 9.55	$ 9.82	$ 9.75	$ 9.75	$10.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.21	0.16	0.21
Net realized and unrealized gain (loss)	0.44	(0.30)	0.08	0.03	(0.18)
Total from investment operations	0.78	(0.04)	0.29	0.19	0.03
Distributions to shareholders from:
Net investment income	(0.22)	(0.23)	(0.21)	(0.18)	(0.26)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)
Return of Capital	—	—	—	—	(0.02)
Total distributions	(0.22)	(0.23)	(0.22)	(0.19)	(0.42)
Net asset value, end of period	$ 10.11	$ 9.55	$ 9.82	$ 9.75	$ 9.75
Total return (b)	8.27%	(0.39)%	2.93%	1.91%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,325	$1,121	$ 340	$ 211	$ 184
Ratios to Average Net Assets:
Total expenses (c)	0.68%	0.55%	0.58%	0.67%	0.66%
Net expenses (c)	0.48%	0.31%	0.40%	0.40%	0.31%
Net investment income (loss)	3.45%	2.74%	2.11%	1.65%	2.11%
Portfolio turnover rate (d)	69%	90%	99%	194%	62%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
(e)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 9.55	$ 9.84	$ 9.76	$ 9.74	$10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.27	0.23	0.18	0.20
Net realized and unrealized gain (loss)	0.54	(0.29)	0.09	0.06	(0.14)
Total from investment operations	0.81	(0.02)	0.32	0.24	0.06
Distributions to shareholders from:
Net investment income	(0.28)	(0.27)	(0.23)	(0.21)	(0.29)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)
Return of Capital	—	—	—	—	(0.02)
Total distributions	(0.28)	(0.27)	(0.24)	(0.22)	(0.45)
Net asset value, end of period	$10.08	$ 9.55	$ 9.84	$ 9.76	$ 9.74
Total return (b)	8.55%	(0.20)%	3.29%	2.37%	0.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,273	$10,598	$10,807	$12,370	$4,508
Ratios to Average Net Assets:
Total expenses (c)	0.32%	0.27%	0.26%	0.33%	0.41%
Net expenses (c)	0.12%	0.04%	0.08%	0.06%	0.06%
Net investment income (loss)	2.73%	2.78%	2.30%	1.83%	1.95%
Portfolio turnover rate (d)	69%	90%	99%	194%	62%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
(e)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 9.55	$ 9.83	$ 9.75	$ 9.74	$ 10.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.27	0.23	0.20	0.20
Net realized and unrealized gain (loss)	0.52	(0.28)	0.09	0.03	(0.15)
Total from investment operations	0.81	(0.01)	0.32	0.23	0.05
Distributions to shareholders from:
Net investment income	(0.28)	(0.27)	(0.23)	(0.21)	(0.29)
Net realized gains	—	—	(0.01)	(0.01)	(0.14)
Return of Capital	—	—	—	—	(0.02)
Total distributions	(0.28)	(0.27)	(0.24)	(0.22)	(0.45)
Net asset value, end of period	$ 10.08	$ 9.55	$ 9.83	$ 9.75	$ 9.74
Total return (b)	8.57%	(0.10)%	3.30%	2.27%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$210,489	$127,817	$97,318	$76,429	$49,641
Ratios to Average Net Assets:
Total expenses (c)	0.23%	0.27%	0.26%	0.33%	0.41%
Net expenses (c)	0.03%	0.04%	0.08%	0.06%	0.06%
Net investment income (loss)	2.94%	2.83%	2.37%	1.98%	1.88%
Portfolio turnover rate (d)	69%	90%	99%	194%	62%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
(e)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 8.46	$ 10.67	$ 8.74	$ 8.45	$ 9.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.36	0.08	0.31	0.15
Net realized and unrealized gain (loss)	1.45	(1.90)	2.25	0.09	(0.71)
Total from investment operations	1.77	(1.54)	2.33	0.40	(0.56)
Distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.26)	(0.11)	(0.16)
Net realized gains	(0.18)	(0.44)	(0.14)	—	—
Total distributions	(0.43)	(0.67)	(0.40)	(0.11)	(0.16)
Net asset value, end of period	$ 9.80	$ 8.46	$10.67	$ 8.74	$ 8.45
Total return (b)	21.01%	(14.38)%	26.68%	4.75%	(6.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,104	$ 3,599	$ 927	$1,564	$ 42
Ratios to Average Net Assets:
Total expenses (c)	0.71%	0.57%	0.53%	0.58%	0.70%
Net expenses (c)	0.45%	0.42%	0.44%	0.42%	0.32%
Net investment income (loss)	3.44%	3.59%	0.79%	3.51%	1.64%
Portfolio turnover rate (d)	28%	4%	2%	8%	3%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 8.46	$ 10.67	$ 8.74	$ 8.45	$ 9.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.23	0.21	0.17	0.18
Net realized and unrealized gain (loss)	1.54	(1.76)	2.14	0.25	(0.72)
Total from investment operations	1.81	(1.53)	2.35	0.42	(0.54)
Distributions to shareholders from:
Net investment income	(0.28)	(0.24)	(0.28)	(0.13)	(0.18)
Net realized gains	(0.18)	(0.44)	(0.14)	—	—
Total distributions	(0.46)	(0.68)	(0.42)	(0.13)	(0.18)
Net asset value, end of period	$ 9.81	$ 8.46	$10.67	$ 8.74	$ 8.45
Total return (b)	21.24%	(14.18)%	27.00%	5.02%	(5.94)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 739	$ 635	$ 999	$ 501	$ 42
Ratios to Average Net Assets:
Total expenses (c)	0.38%	0.43%	0.23%	0.32%	0.45%
Net expenses (c)	0.12%	0.30%	0.15%	0.16%	0.06%
Net investment income (loss)	2.90%	2.27%	2.12%	2.01%	1.89%
Portfolio turnover rate (d)	28%	4%	2%	8%	3%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 8.47	$ 10.68	$ 8.74	$ 8.45	$ 9.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.26	0.32	0.20	0.24
Net realized and unrealized gain (loss)	1.54	(1.77)	2.04	0.22	(0.78)
Total from investment operations	1.83	(1.51)	2.36	0.42	(0.54)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.28)	(0.13)	(0.18)
Net realized gains	(0.18)	(0.44)	(0.14)	—	—
Total distributions	(0.48)	(0.70)	(0.42)	(0.13)	(0.18)
Net asset value, end of period	$ 9.82	$ 8.47	$ 10.68	$ 8.74	$ 8.45
Total return (b)	21.49%	(14.03)%	27.11%	5.02%	(5.94)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$423,417	$433,086	$456,567	$222,297	$57,219
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.18%	0.18%	0.23%	0.45%
Net expenses (c)	0.01%	0.05%	0.10%	0.07%	0.06%
Net investment income (loss)	3.12%	2.57%	3.16%	2.28%	2.59%
Portfolio turnover rate (d)	28%	4%	2%	8%	3%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$ 10.47	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.32	0.53	0.07	0.05
Net realized and unrealized gain (loss)	2.65	(1.45)	1.37	1.41	(0.69)
Total from investment operations	2.87	(1.13)	1.90	1.48	(0.64)
Distributions to shareholders from:
Net investment income	(0.23)	(0.15)	(0.25)	(0.11)	(0.06)
Net realized gains	(0.44)	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.67)	(0.35)	(0.62)	(0.11)	(0.06)
Net asset value, end of period	$ 12.67	$10.47	$11.95	$10.67	$ 9.30
Total return (c)	27.42%	(9.35)%	17.87%	15.67%	(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,037	$9,274	$ 988	$ 114	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.79%	0.80%	1.10%	2.48%	5.08%(e)
Net expenses (d)	0.49%	0.29%	0.35%	0.30%	0.30%(e)
Net investment income (loss)	1.76%	2.65%	4.60%	0.69%	2.55%(e)
Portfolio turnover rate (f)	51%	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$10.48	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.20	0.40	0.14	0.06
Net realized and unrealized gain (loss)	2.72	(1.29)	1.53	1.37	(0.70)
Total from investment operations	2.91	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	(0.28)	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	(0.44)	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.72)	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$12.67	$10.48	$11.95	$10.67	$ 9.30
Total return (c)	27.70%	(9.07)%	18.16%	15.96%	(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,312	$5,038	$4,135	$ 297	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.46%	0.61%	0.90%	2.22%	4.83%(e)
Net expenses (d)	0.17%	0.07%	0.11%	0.05%	0.05%(e)
Net investment income (loss)	1.58%	1.58%	3.42%	1.42%	2.80%(e)
Portfolio turnover rate (f)	51%	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 10.48	$ 11.95	$ 10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.29	0.15	0.15	0.06
Net realized and unrealized gain (loss)	2.65	(1.38)	1.78	1.36	(0.70)
Total from investment operations	2.92	(1.09)	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	(0.29)	(0.18)	(0.28)	(0.14)	(0.06)
Net realized gains	(0.44)	(0.20)	(0.37)	(0.00)(b)	—
Total distributions	(0.73)	(0.38)	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$ 12.67	$ 10.48	$ 11.95	$ 10.67	$ 9.30
Total return (c)	27.84%	(9.03)%	18.16%	16.21%	(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,885	$38,195	$18,750	$14,098	$3,930
Ratios to Average Net Assets:
Total expenses (d)	0.34%	0.55%	0.96%	2.21%	4.71%(e)
Net expenses (d)	0.05%	0.04%	0.05%	0.05%	0.05%(e)
Net investment income (loss)	2.17%	2.37%	1.29%	1.51%	1.49%(e)
Portfolio turnover rate (f)	51%	22%	21%	21%	8%(g)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	29.4
Corporate Bonds & Notes	26.1
Foreign Government Obligations	4.1
Mortgage-Backed Securities	1.3
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.4
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Banks	5.4%
Electric	1.8
Pharmaceuticals	1.8
Oil & Gas	1.6
Telecommunications	1.2
TOTAL	11.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	95.9 *%
Warrants	0.0 *
Rights	0.0
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Banks	11.2%
Pharmaceuticals	5.6
Oil & Gas	5.0
Insurance	4.7
Food	3.8
TOTAL	30.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	97.1%
Rights	0.0 *
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(5.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	8.7%
Software	7.9
Banks	6.3
Biotechnology	5.3
Insurance	3.8
TOTAL	32.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 267,142
4.20%, 4/15/2024	25,000	26,899
4.65%, 10/1/2028	10,000	11,255
5.40%, 10/1/2048	25,000	30,652
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	105,732
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,919
		467,599
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
2.30%, 8/1/2021	30,000	30,167
2.60%, 10/30/2025	35,000	35,469
2.80%, 3/1/2023	25,000	25,489
2.95%, 2/1/2030	50,000	51,028
3.25%, 3/1/2028	25,000	26,057
3.38%, 6/15/2046	25,000	24,680
3.50%, 3/1/2039	250,000	257,565
3.55%, 3/1/2038	165,000	171,715
3.65%, 3/1/2047	100,000	102,409
3.75%, 2/1/2050	50,000	53,165
3.83%, 3/1/2059	250,000	258,385
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	54,865
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,309
2.38%, 11/15/2024	250,000	254,870
3.75%, 5/15/2028	250,000	275,335
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	15,202
3.83%, 4/27/2025	50,000	53,350
3.85%, 6/15/2023 (b)	70,000	73,718
3.85%, 12/15/2026 (b)	50,000	53,536
4.40%, 6/15/2028	100,000	111,510
4.95%, 2/15/2021 (b)	25,000	25,607
Lockheed Martin Corp.:
3.55%, 1/15/2026	100,000	107,321
3.60%, 3/1/2035	50,000	54,684
4.70%, 5/15/2046	110,000	139,571
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	152,255
2.93%, 1/15/2025	150,000	154,579
3.25%, 8/1/2023	200,000	208,024
3.25%, 1/15/2028	150,000	156,474
4.03%, 10/15/2047	100,000	111,622
4.75%, 6/1/2043	25,000	30,153
Raytheon Co. 4.20%, 12/15/2044	25,000	29,134
Security Description	Principal Amount	Value
Rockwell Collins, Inc.:
2.80%, 3/15/2022	$ 200,000	$ 203,398
3.50%, 3/15/2027	136,000	144,624
4.35%, 4/15/2047	100,000	117,083
United Technologies Corp.:
1.95%, 11/1/2021	150,000	150,258
2.65%, 11/1/2026	50,000	51,263
2.80%, 5/4/2024	250,000	256,967
3.13%, 5/4/2027	200,000	209,576
3.35%, 8/16/2021	515,000	527,381
3.65%, 8/16/2023	340,000	358,557
3.95%, 8/16/2025	275,000	300,077
4.13%, 11/16/2028	60,000	67,546
4.45%, 11/16/2038	20,000	23,639
4.50%, 6/1/2042	100,000	120,029
4.63%, 11/16/2048	35,000	43,793
6.13%, 7/15/2038	50,000	69,661
		5,767,100
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	203,744
3.49%, 2/14/2022	15,000	15,441
3.80%, 2/14/2024	40,000	42,104
3.88%, 9/16/2046	100,000	93,553
4.00%, 1/31/2024	25,000	26,512
4.40%, 2/14/2026	225,000	244,314
4.50%, 5/2/2043	25,000	25,455
4.80%, 2/14/2029	40,000	44,532
5.80%, 2/14/2039	285,000	334,829
5.95%, 2/14/2049	75,000	90,850
6.20%, 2/14/2059	15,000	17,940
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	61,837
3.75%, 9/15/2047	50,000	54,323
4.02%, 4/16/2043	50,000	55,777
BAT Capital Corp.:
2.76%, 8/15/2022	100,000	101,493
2.79%, 9/6/2024	70,000	70,479
3.22%, 8/15/2024	50,000	51,144
3.22%, 9/6/2026	100,000	100,707
3.46%, 9/6/2029	100,000	101,320
3.56%, 8/15/2027	100,000	102,210
4.39%, 8/15/2037	100,000	101,534
4.54%, 8/15/2047	105,000	105,424
4.76%, 9/6/2049 (c)	100,000	103,428
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	30,677
4.35%, 3/15/2024	100,000	105,276
Philip Morris International, Inc.:
2.13%, 5/10/2023 (c)	75,000	75,206
2.63%, 2/18/2022	25,000	25,329
2.75%, 2/25/2026	125,000	127,007
3.13%, 3/2/2028	200,000	205,984
4.13%, 3/4/2043	25,000	26,984
4.25%, 11/10/2044	250,000	277,225

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.50%, 3/20/2042	$ 50,000	$ 56,594
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,071
5.70%, 8/15/2035	25,000	28,935
5.85%, 8/15/2045	175,000	200,354
		3,360,592
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, 3.70%, 4/1/2028	18,163	19,048
American Airlines 2017-2 Pass Through Trust Series AA, 3.35%, 4/15/2031	91,882	93,556
American Airlines 2019-1 Pass Through Trust Series AA, 3.15%, 8/15/2033	75,000	76,800
Delta Air Lines, Inc. 3.63%, 3/15/2022	100,000	102,480
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	44,723	45,624
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	110,148	114,549
United Airlines 2019-1 Pass Through Trust Series AA, 4.15%, 2/25/2033	72,627	78,368
United Airlines 2019-2 Pass Through Trust Series AA, 2.70%, 11/1/2033	65,000	65,268
		595,693
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	50,836
3.88%, 11/1/2045	30,000	34,205
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	26,937
		111,978
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
1.95%, 5/20/2022 (c)	65,000	65,174
Series MTN, 2.15%, 9/10/2024	100,000	100,080
Series MTN, 2.90%, 2/16/2024	50,000	51,501
Series MTN, 3.63%, 10/10/2023	300,000	316,725
Ford Motor Co.:
4.35%, 12/8/2026 (c)	100,000	102,996
4.75%, 1/15/2043	50,000	44,457
5.29%, 12/8/2046	100,000	95,053
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	200,000	200,172
3.10%, 5/4/2023	100,000	99,755
Security Description	Principal Amount	Value
3.34%, 3/18/2021	$ 150,000	$ 151,048
3.82%, 11/2/2027	250,000	241,640
4.06%, 11/1/2024	250,000	255,285
5.60%, 1/7/2022	600,000	631,644
Series GMTN, 4.39%, 1/8/2026	100,000	101,765
General Motors Co.:
5.15%, 4/1/2038	200,000	206,560
5.20%, 4/1/2045	200,000	202,232
6.60%, 4/1/2036	100,000	117,943
6.75%, 4/1/2046	25,000	29,372
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	254,762
3.20%, 7/6/2021	100,000	101,307
3.45%, 1/14/2022	50,000	51,103
3.55%, 7/8/2022	50,000	51,485
3.70%, 5/9/2023	100,000	103,227
3.95%, 4/13/2024	150,000	156,703
4.00%, 1/15/2025	35,000	36,742
4.15%, 6/19/2023	200,000	210,230
4.20%, 11/6/2021	250,000	258,957
4.35%, 1/17/2027	185,000	193,832
5.25%, 3/1/2026	100,000	110,937
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	30,000	30,167
Series MTN, 2.30%, 8/10/2022	50,000	50,556
Series MTN, 2.65%, 5/10/2022	50,000	50,941
Series MTN, 3.10%, 5/10/2021	40,000	40,612
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	275,000	275,401
Series GMTN, 2.80%, 7/13/2022	25,000	25,584
Series GMTN, 3.05%, 1/11/2028	50,000	52,741
Series GMTN, 3.45%, 9/20/2023	100,000	105,122
Series MTN, 1.80%, 10/7/2021	200,000	200,074
Series MTN, 2.15%, 9/8/2022	50,000	50,448
Series MTN, 2.60%, 1/11/2022	200,000	203,180
Series MTN, 2.90%, 4/17/2024	50,000	51,846
Series MTN, 2.95%, 4/13/2021	50,000	50,738
Series MTN, 3.40%, 4/14/2025	100,000	106,461
		5,836,558

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	$ 25,000	$ 27,004
4.40%, 10/1/2046	30,000	29,000
Aptiv PLC 4.35%, 3/15/2029	45,000	48,813
Lear Corp.:
4.25%, 5/15/2029	25,000	25,867
5.25%, 1/15/2025	20,000	20,554
5.25%, 5/15/2049	30,000	31,240
		182,478
BANKS — 5.4%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	254,012
Series MTN, 2.30%, 6/1/2021	100,000	100,565
Banco Santander SA:
3.13%, 2/23/2023	200,000	203,988
4.38%, 4/12/2028	200,000	218,958
Bank of America Corp.:
6.11%, 1/29/2037	75,000	101,339
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	259,497
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	96,000	98,236
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	250,000	261,755
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	234,000	237,971
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	100,000	113,931
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	231,208
Series GMTN, 3.50%, 4/19/2026	130,000	138,310
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	250,000	265,452
Series L, 3.95%, 4/21/2025	50,000	53,335
Series MTN, 2.50%, 10/21/2022	50,000	50,501
Series MTN, 4.00%, 4/1/2024	50,000	53,545
Series MTN, 4.13%, 1/22/2024	25,000	26,884
Series MTN, 4.20%, 8/26/2024	50,000	53,717
Series MTN, 4.88%, 4/1/2044	50,000	64,002
Series MTN, 5.00%, 1/21/2044	100,000	130,482
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.01%, 2.88%, 10/22/2030 (d)	$ 75,000	$ 75,847
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	200,000	203,984
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c) (d)	75,000	75,465
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	500,000	522,145
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	250,000	258,470
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c) (d)	200,000	203,968
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	100,000	103,546
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	150,000	164,691
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	500,000	555,825
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	150,000	170,527
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	183,396
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	270,000	277,085
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,977
Series MTN, 1.90%, 8/27/2021	300,000	300,453
Series MTN, 2.05%, 11/1/2022	60,000	60,225
Series MTN, 2.50%, 6/28/2024 (c)	65,000	65,840
Series MTN, 2.55%, 11/6/2022	30,000	30,563
Series MTN, 2.90%, 3/26/2022	100,000	101,965
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	103,919
Series MTN, 2.05%, 5/3/2021	50,000	50,154
Series MTN, 2.20%, 8/16/2023	200,000	202,066
Series MTN, 2.60%, 2/7/2022	125,000	126,939
Series MTN, 3.25%, 5/16/2027	100,000	105,457
Series MTN, 3.30%, 8/23/2029	250,000	262,882

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	$ 250,000	$ 265,120
Bank of Nova Scotia:
2.70%, 3/7/2022	100,000	101,788
Series BKNT, 2.45%, 3/22/2021	200,000	201,410
Series BKNT, 2.50%, 1/8/2021	250,000	251,442
Barclays Bank PLC 2.65%, 1/11/2021	200,000	201,210
Barclays PLC:
3.20%, 8/10/2021	200,000	202,900
3.68%, 1/10/2023	200,000	205,068
4.38%, 1/12/2026	50,000	54,187
5.25%, 8/17/2045	25,000	30,311
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	250,000	263,390
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	250,000	262,660
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	225,654
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	275,789
Series MTN, 2.20%, 3/16/2023	100,000	100,615
Series MTN, 2.50%, 8/1/2024	100,000	101,294
Series MTN, 3.05%, 6/20/2022	150,000	153,795
Series MTN, 3.75%, 12/6/2023	50,000	53,001
Series MTN, 3.88%, 3/19/2029	100,000	109,131
BBVA USA 2.50%, 8/27/2024	250,000	248,272
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	103,142
Series MTN, 4.25%, 10/15/2024	250,000	267,395
BPCE SA 4.00%, 4/15/2024	250,000	268,112
Branch Banking & Trust Co. Series BKNT, 3.63%, 9/16/2025	25,000	26,613
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	50,854
2.70%, 2/2/2021	85,000	85,712
3.10%, 4/2/2024 (c)	100,000	103,411
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	50,000	50,534
Capital One NA:
Security Description	Principal Amount	Value
2.15%, 9/6/2022	$ 250,000	$ 250,492
Series BKNT, 2.95%, 7/23/2021	75,000	76,093
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	264,642
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	50,308
2.70%, 3/30/2021	175,000	176,549
2.70%, 10/27/2022	250,000	254,135
2.75%, 4/25/2022	300,000	304,743
2.90%, 12/8/2021	250,000	254,015
3.20%, 10/21/2026	300,000	311,220
3.75%, 6/16/2024	25,000	26,549
4.13%, 7/25/2028	70,000	76,186
4.30%, 11/20/2026	50,000	54,417
4.40%, 6/10/2025	250,000	271,865
4.45%, 9/29/2027	150,000	165,298
4.65%, 7/30/2045	25,000	30,885
5.30%, 5/6/2044	50,000	63,917
6.68%, 9/13/2043	175,000	255,948
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	250,000	260,180
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	100,000	101,668
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	250,000	263,522
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	250,000	274,062
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	100,000	106,463
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	250,000	269,300
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	150,000	178,189
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	50,000	50,153
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	100,000	101,539
Citizens Financial Group, Inc. 2.85%, 7/27/2026	25,000	25,448
Comerica, Inc.:
3.70%, 7/31/2023	50,000	52,619
4.00%, 2/1/2029	50,000	54,614
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	100,000	100,805
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	254,445

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.88%, 2/8/2022	$ 50,000	$ 51,957
4.38%, 8/4/2025	250,000	271,667
4.50%, 1/11/2021 (c)	50,000	51,285
5.75%, 12/1/2043	50,000	66,191
Series GMTN, 2.50%, 1/19/2021	300,000	301,893
Credit Suisse AG Series MTN, 3.63%, 9/9/2024 (c)	500,000	531,235
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	157,099
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	252,580
3.70%, 5/30/2024	50,000	50,732
3.95%, 2/27/2023	250,000	256,557
4.25%, 10/14/2021	200,000	205,576
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	257,582
Series BKNT, 3.45%, 7/27/2026	25,000	26,017
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	110,122
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	50,253
Series BKNT, 3.35%, 7/26/2021	200,000	204,312
Series BKNT, 3.85%, 3/15/2026	225,000	239,593
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	175,590
2.63%, 4/25/2021	150,000	151,173
2.88%, 2/25/2021	25,000	25,246
3.00%, 4/26/2022	250,000	253,037
3.50%, 1/23/2025	50,000	52,479
3.50%, 11/16/2026	250,000	263,122
3.63%, 1/22/2023	25,000	26,065
3.75%, 2/25/2026	50,000	53,131
4.00%, 3/3/2024	50,000	53,333
4.75%, 10/21/2045	50,000	61,193
5.15%, 5/22/2045	250,000	307,937
5.95%, 1/15/2027	50,000	59,707
6.25%, 2/1/2041	200,000	281,176
6.75%, 10/1/2037	150,000	207,841
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	275,000	278,655
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	250,000	254,395
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	217,456
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	$ 350,000	$ 397,033
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	250,000	265,630
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	325,000	336,661
Series MTN, 4.80%, 7/8/2044	50,000	60,295
HSBC Holdings PLC:
2.95%, 5/25/2021	250,000	253,197
3.60%, 5/25/2023	250,000	260,607
4.30%, 3/8/2026	250,000	272,357
5.10%, 4/5/2021	50,000	51,844
5.25%, 3/14/2044	250,000	316,270
6.50%, 9/15/2037	200,000	274,870
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	250,000	255,795
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	262,682
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	250,000	250,405
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	200,000	216,498
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	250,000	278,995
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	250,000	267,420
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	25,129
4.00%, 5/15/2025 (c)	100,000	108,166
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	262,467
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	250,340
ING Groep NV:
3.55%, 4/9/2024	200,000	209,592
4.55%, 10/2/2028	200,000	227,360
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	53,990
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	127,565
2.95%, 10/1/2026	350,000	361,046
2.97%, 1/15/2023	50,000	51,038
3.38%, 5/1/2023	75,000	78,054
3.88%, 2/1/2024	50,000	53,459
4.13%, 12/15/2026	50,000	54,877
4.25%, 10/1/2027	80,000	88,593

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.85%, 2/1/2044	$ 50,000	$ 63,786
4.95%, 6/1/2045	50,000	63,392
5.40%, 1/6/2042	50,000	67,279
5.50%, 10/15/2040	150,000	201,675
5.63%, 8/16/2043	250,000	335,520
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	155,000	158,819
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	75,000	78,166
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	200,000	210,826
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	338,000	343,225
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	185,000	196,363
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	500,000	533,285
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	100,000	103,653
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	125,000	134,711
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	500,000	542,440
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	200,000	222,892
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	250,000	269,092
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	200,000	221,344
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	200,000	212,132
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	113,152
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	50,000	57,074
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	118,151
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	252,515
Series MTN, 3.40%, 5/20/2026	25,000	26,072
Security Description	Principal Amount	Value
KeyCorp. Series MTN, 4.15%, 10/29/2025	$ 65,000	$ 71,177
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	25,267
2.25%, 10/1/2021	50,000	50,497
Series GMTN, 1.75%, 7/27/2026	50,000	49,583
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	203,142
3.75%, 1/11/2027	100,000	105,168
3.90%, 3/12/2024	250,000	264,367
4.05%, 8/16/2023	300,000	317,508
4.34%, 1/9/2048	200,000	216,604
4.55%, 8/16/2028 (c)	250,000	280,337
4.65%, 3/24/2026	100,000	108,826
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	200,000	202,952
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	251,710
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	50,121
2.67%, 7/25/2022	300,000	304,635
2.76%, 9/13/2026	25,000	25,183
3.00%, 2/22/2022	50,000	50,952
3.29%, 7/25/2027	50,000	52,042
3.41%, 3/7/2024	250,000	260,810
3.46%, 3/2/2023	50,000	51,764
3.54%, 7/26/2021	30,000	30,685
3.68%, 2/22/2027	50,000	53,085
3.74%, 3/7/2029	250,000	269,842
3.76%, 7/26/2023	100,000	105,231
3.78%, 3/2/2025	50,000	53,268
3.85%, 3/1/2026	25,000	26,862
3.96%, 3/2/2028	50,000	54,433
4.05%, 9/11/2028	100,000	110,103
4.29%, 7/26/2038	35,000	40,314
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	203,586
4.02%, 3/5/2028	200,000	218,070
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	202,462
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	199,680
Morgan Stanley:
3.63%, 1/20/2027	100,000	106,549
3.95%, 4/23/2027	25,000	26,773
4.30%, 1/27/2045	50,000	59,088
4.38%, 1/22/2047	100,000	119,763
6.38%, 7/24/2042	65,000	95,704

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	$ 250,000	$ 261,207
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	100,000	106,217
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	294,537
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	100,000	111,390
Series GMTN, 2.50%, 4/21/2021	225,000	226,519
Series GMTN, 3.13%, 1/23/2023	300,000	308,367
Series GMTN, 3.75%, 2/25/2023	50,000	52,351
Series GMTN, 3.88%, 1/27/2026	125,000	134,392
Series GMTN, 4.00%, 7/23/2025	500,000	541,195
Series GMTN, 4.35%, 9/8/2026	50,000	54,679
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	250,000	282,685
Series MTN, 2.63%, 11/17/2021	250,000	252,897
Series MTN, 3.13%, 7/27/2026	225,000	232,558
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	256,030
Series BKNT, 1.88%, 7/12/2021	250,000	250,057
Series BKNT, 2.50%, 7/12/2026	50,000	50,049
Northern Trust Corp.:
3.65%, 8/3/2028	100,000	109,461
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	64,937
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	250,000	250,850
Series BKNT, 2.63%, 2/17/2022	250,000	253,552
Series BKNT, 3.25%, 1/22/2028	250,000	263,270
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (c)	150,000	150,535
3.15%, 5/19/2027 (c)	100,000	105,058
3.30%, 3/8/2022	50,000	51,361
3.45%, 4/23/2029	100,000	106,884
3.50%, 1/23/2024	50,000	52,742
3.90%, 4/29/2024	50,000	53,319
Security Description	Principal Amount	Value
Regions Bank Series BKNT, 2.75%, 4/1/2021	$ 250,000	$ 252,000
Royal Bank of Canada:
2.30%, 3/22/2021	125,000	125,660
Series GMTN, 3.70%, 10/5/2023	500,000	529,050
Series GMTN, 4.65%, 1/27/2026 (c)	100,000	110,999
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	78,529
5.13%, 5/28/2024	100,000	108,652
6.00%, 12/19/2023	95,000	105,515
6.10%, 6/10/2023	45,000	49,554
6.13%, 12/15/2022	105,000	114,879
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	250,000	256,165
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	250,000	265,495
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	300,000	318,582
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c) (d)	200,000	221,124
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	51,277
3.70%, 3/28/2022	60,000	61,687
4.40%, 7/13/2027	50,000	54,053
4.45%, 12/3/2021	30,000	31,173
4.50%, 7/17/2025	50,000	53,958
3.50%, 6/7/2024	70,000	72,048
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	256,125
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c) (d)	200,000	210,756
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	49,841
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	70,596
2.45%, 9/27/2024 (c)	200,000	200,768
2.78%, 7/12/2022	350,000	356,100
2.78%, 10/18/2022	100,000	101,934
2.85%, 1/11/2022	250,000	254,055
2.93%, 3/9/2021	100,000	101,154
3.01%, 10/19/2026	50,000	51,208
3.04%, 7/16/2029	200,000	204,338
3.10%, 1/17/2023	200,000	205,234
3.36%, 7/12/2027	50,000	52,224
3.75%, 7/19/2023	50,000	52,477

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.78%, 3/9/2026	$ 30,000	$ 32,006
3.94%, 7/19/2028	50,000	54,540
4.31%, 10/16/2028	100,000	111,759
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	50,000	50,622
Series BKNT, 2.80%, 5/17/2022	100,000	101,922
Series BKNT, 3.00%, 2/2/2023	100,000	102,593
Series BKNT, 4.05%, 11/3/2025 (c)	40,000	43,910
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	50,677
4.00%, 5/1/2025	100,000	108,377
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	254,837
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,218
Toronto-Dominion Bank:
Series GMTN, 2.55%, 1/25/2021	100,000	100,726
Series GMTN, 3.50%, 7/19/2023	50,000	52,606
Series MTN, 3.25%, 6/11/2021	100,000	102,105
US Bancorp:
2.40%, 7/30/2024	100,000	101,365
Series DMTN, 3.00%, 7/30/2029	100,000	102,639
Series MTN, 2.35%, 1/29/2021	100,000	100,515
Series MTN, 3.10%, 4/27/2026 (c)	50,000	52,116
Series MTN, 3.60%, 9/11/2024	25,000	26,600
Series V, 2.63%, 1/24/2022	300,000	305,070
US Bank NA:
Series BKNT, 3.15%, 4/26/2021	350,000	355,579
Series BKNT, 3.40%, 7/24/2023	250,000	261,580
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	300,888
2.50%, 3/4/2021	50,000	50,342
3.00%, 4/22/2026	250,000	256,940
3.00%, 10/23/2026	250,000	256,500
3.07%, 1/24/2023	250,000	255,132
4.13%, 8/15/2023	25,000	26,537
4.48%, 1/16/2024	25,000	27,026
5.38%, 11/2/2043	150,000	193,252
5.61%, 1/15/2044	325,000	427,853
Series GMTN, 4.30%, 7/22/2027	50,000	54,757
Series GMTN, 4.90%, 11/17/2045	150,000	183,781
Security Description	Principal Amount	Value
Series MTN, 2.63%, 7/22/2022	$ 365,000	$ 370,720
Series MTN, 3.00%, 1/22/2021	50,000	50,569
Series MTN, 3.30%, 9/9/2024	150,000	157,342
Series MTN, 3.55%, 9/29/2025	50,000	52,983
Series MTN, 3.75%, 1/24/2024	550,000	581,696
Series MTN, 4.15%, 1/24/2029 (c)	250,000	279,280
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	250,000	250,127
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	110,000	114,095
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	350,000	371,976
Wells Fargo Capital X 5.95%, 12/1/2086	25,000	30,622
Westpac Banking Corp.:
2.35%, 2/19/2025 (c)	100,000	100,323
2.65%, 1/25/2021	100,000	100,734
2.80%, 1/11/2022	100,000	101,638
2.85%, 5/13/2026	50,000	51,178
3.30%, 2/26/2024	300,000	312,810
3.35%, 3/8/2027	150,000	158,323
3.40%, 1/25/2028 (c)	100,000	106,167
3.65%, 5/15/2023	100,000	104,927
4.42%, 7/24/2039	25,000	27,436
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	31,524
Zions Bancorp NA 3.25%, 10/29/2029	250,000	245,762
		55,674,196
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	266,815
4.70%, 2/1/2036	125,000	144,627
4.90%, 2/1/2046	475,000	565,093
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	51,160
4.00%, 4/13/2028	80,000	87,948
4.38%, 4/15/2038	215,000	241,892
4.60%, 4/15/2048	35,000	39,913
4.75%, 4/15/2058	125,000	146,012
4.90%, 1/23/2031	65,000	77,457
4.95%, 1/15/2042	250,000	295,762
5.80%, 1/23/2059	45,000	61,521
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	53,113

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.00%, 4/15/2038	$ 50,000	$ 55,982
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	200,000
1.75%, 9/6/2024	150,000	149,388
2.13%, 9/6/2029	150,000	146,322
2.20%, 5/25/2022	200,000	201,910
2.25%, 9/1/2026	25,000	25,180
2.88%, 10/27/2025	25,000	26,156
3.20%, 11/1/2023	25,000	26,248
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	50,624
3.15%, 8/1/2029 (c)	100,000	101,291
3.75%, 5/1/2021	5,000	5,113
4.25%, 5/1/2023	25,000	26,560
4.50%, 5/9/2047	50,000	54,825
4.65%, 11/15/2028	30,000	33,741
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	76,587
3.88%, 5/18/2028	200,000	220,000
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	28,937
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	51,553
3.55%, 5/25/2021	200,000	204,330
4.06%, 5/25/2023	50,000	52,819
4.42%, 5/25/2025	200,000	218,624
5.09%, 5/25/2048 (c)	25,000	30,215
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	250,172
3.00%, 7/15/2026	50,000	50,565
4.20%, 7/15/2046	30,000	29,914
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	149,884
2.00%, 4/15/2021	250,000	250,792
2.25%, 5/2/2022	300,000	303,033
2.63%, 7/29/2029	50,000	51,113
2.85%, 2/24/2026	85,000	88,494
2.88%, 10/15/2049	100,000	96,672
3.38%, 7/29/2049	35,000	36,707
3.45%, 10/6/2046	150,000	158,968
3.60%, 3/1/2024	25,000	26,624
4.45%, 4/14/2046	75,000	92,433
4.60%, 7/17/2045	25,000	30,956
		5,634,045
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	199,776
2.65%, 5/11/2022	150,000	152,227
3.20%, 11/2/2027 (c)	250,000	263,160
3.63%, 5/22/2024	100,000	105,714
4.40%, 5/1/2045	50,000	56,071
4.56%, 6/15/2048	200,000	232,878
4.66%, 6/15/2051	225,000	264,881
6.38%, 6/1/2037	50,000	68,040
Security Description	Principal Amount	Value
Baxalta, Inc. 4.00%, 6/23/2025	$ 8,000	$ 8,625
Biogen, Inc.:
4.05%, 9/15/2025	50,000	54,405
5.20%, 9/15/2045	275,000	331,853
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	5,010
2.95%, 3/1/2027	25,000	25,974
3.25%, 9/1/2022	250,000	258,170
3.65%, 3/1/2026	85,000	91,449
4.15%, 3/1/2047 (c)	120,000	133,522
4.40%, 12/1/2021	25,000	26,073
4.50%, 2/1/2045	25,000	29,023
4.60%, 9/1/2035	100,000	119,219
4.75%, 3/1/2046	175,000	210,341
4.80%, 4/1/2044	25,000	30,199
		2,666,610
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	52,790
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	346,192
3.63%, 7/2/2024 (e)	23,000	24,082
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	104,818
Masco Corp.:
3.50%, 4/1/2021	30,000	30,438
4.38%, 4/1/2026	170,000	183,549
Owens Corning:
3.95%, 8/15/2029	70,000	73,032
4.30%, 7/15/2047	100,000	94,936
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	113,223
		1,023,060
CHEMICALS — 0.4%
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b) (c)	50,000	50,112
Cabot Corp. 4.00%, 7/1/2029	25,000	26,216
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	30,995
4.63%, 11/15/2022	10,000	10,573
5.88%, 6/15/2021	10,000	10,500
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	281,350
3.63%, 5/15/2026	100,000	105,174
4.25%, 10/1/2034	50,000	55,196
4.38%, 11/15/2042	50,000	53,545
4.80%, 11/30/2028 (c)	100,000	114,363
4.80%, 5/15/2049	65,000	75,089
DowDuPont, Inc.:
4.49%, 11/15/2025	100,000	110,147

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.73%, 11/15/2028	$ 150,000	$ 170,283
5.42%, 11/15/2048	110,000	135,530
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	46,080
3.80%, 3/15/2025	25,000	26,371
4.50%, 12/1/2028 (c)	100,000	111,049
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	151,534
2.70%, 11/1/2026	150,000	154,024
4.35%, 12/8/2021	20,000	20,936
FMC Corp. 4.50%, 10/1/2049	100,000	110,187
Huntsman International LLC 4.50%, 5/1/2029	20,000	21,304
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	49,242
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	28,440
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	104,952
LYB International Finance III LLC 4.20%, 10/15/2049	50,000	52,169
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	26,621
5.75%, 4/15/2024	100,000	112,935
Methanex Corp. 5.25%, 12/15/2029	100,000	103,341
Mosaic Co.:
3.25%, 11/15/2022	250,000	256,472
4.05%, 11/15/2027 (c)	250,000	260,377
5.63%, 11/15/2043	25,000	29,580
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	50,955
4.00%, 12/15/2026	50,000	53,355
4.13%, 3/15/2035	25,000	26,146
4.20%, 4/1/2029	85,000	93,710
5.00%, 4/1/2049	150,000	177,988
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	100,339
Praxair, Inc.:
3.20%, 1/30/2026	275,000	289,897
3.55%, 11/7/2042	25,000	26,002
RPM International, Inc.:
3.75%, 3/15/2027 (c)	50,000	51,684
4.25%, 1/15/2048	200,000	196,944
5.25%, 6/1/2045	25,000	27,464
Sherwin-Williams Co.:
2.75%, 6/1/2022	90,000	91,546
2.95%, 8/15/2029	50,000	50,704
3.45%, 6/1/2027	30,000	31,730
3.80%, 8/15/2049	50,000	51,105
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	151,275
Security Description	Principal Amount	Value
5.00%, 8/15/2046	$ 100,000	$ 108,352
		4,473,883
COMMERCIAL SERVICES — 0.3%
California Institute of Technology 3.65%, 9/1/2119	45,000	43,776
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	162,954
Equifax, Inc.:
2.60%, 12/1/2024	50,000	50,245
3.95%, 6/15/2023	40,000	42,143
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	115,165
Global Payments, Inc. 2.65%, 2/15/2025	350,000	352,096
IHS Markit, Ltd. 4.25%, 5/1/2029	125,000	134,847
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	56,693
Series F, 2.99%, 7/1/2050	100,000	99,981
Moody's Corp.:
2.63%, 1/15/2023	250,000	253,732
2.75%, 12/15/2021	200,000	202,830
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	165,861
PayPal Holdings, Inc.:
2.20%, 9/26/2022	20,000	20,136
2.40%, 10/1/2024	35,000	35,341
2.65%, 10/1/2026	20,000	20,270
2.85%, 10/1/2029	30,000	30,240
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	229,180
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,218
4.00%, 3/18/2029	100,000	108,865
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	55,289
3.25%, 12/1/2049	65,000	65,930
4.50%, 5/15/2048	50,000	60,407
Total System Services, Inc. 4.45%, 6/1/2028	100,000	110,350
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	25,394
University of Southern California 3.03%, 10/1/2039	25,000	24,953
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	131,813
		2,629,709

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021 (c)	$ 50,000	$ 49,902
2.25%, 2/23/2021	200,000	201,134
2.40%, 1/13/2023	200,000	203,064
2.40%, 5/3/2023	25,000	25,417
2.45%, 8/4/2026	200,000	203,062
2.50%, 2/9/2022	100,000	101,536
2.70%, 5/13/2022	250,000	255,702
2.75%, 1/13/2025	200,000	206,692
2.85%, 5/6/2021	25,000	25,382
2.85%, 2/23/2023	250,000	257,045
2.85%, 5/11/2024	200,000	206,858
3.00%, 2/9/2024	100,000	103,631
3.00%, 11/13/2027	100,000	104,981
3.20%, 5/11/2027	250,000	264,585
3.25%, 2/23/2026	150,000	158,761
3.45%, 5/6/2024	250,000	265,650
3.75%, 11/13/2047	200,000	223,048
3.85%, 5/4/2043	25,000	28,039
3.85%, 8/4/2046	150,000	169,101
4.38%, 5/13/2045	75,000	90,763
4.50%, 2/23/2036 (c)	350,000	427,133
4.65%, 2/23/2046	75,000	94,147
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	50,000	52,401
4.42%, 6/15/2021 (b)	50,000	51,454
4.90%, 10/1/2026 (b)	100,000	110,085
5.45%, 6/15/2023 (b)	325,000	352,566
6.02%, 6/15/2026 (b)	20,000	23,091
8.35%, 7/15/2046 (b)	270,000	369,592
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	50,379
Hewlett Packard Enterprise Co.:
4.40%, 10/15/2022	200,000	211,324
4.90%, 10/15/2025	70,000	77,819
6.20%, 10/15/2035	10,000	11,994
6.35%, 10/15/2045	10,000	12,087
HP, Inc.:
4.05%, 9/15/2022	25,000	26,181
6.00%, 9/15/2041	250,000	277,130
IBM Credit LLC 2.20%, 9/8/2022	100,000	100,692
International Business Machines Corp.:
2.25%, 2/19/2021	200,000	200,970
2.80%, 5/13/2021	100,000	101,299
2.85%, 5/13/2022	375,000	383,261
2.88%, 11/9/2022	100,000	102,570
3.00%, 5/15/2024	200,000	207,344
3.50%, 5/15/2029	215,000	231,073
3.63%, 2/12/2024	50,000	52,961
4.15%, 5/15/2039	100,000	112,663
4.70%, 2/19/2046 (c)	325,000	390,842
Security Description	Principal Amount	Value
5.88%, 11/29/2032	$ 25,000	$ 33,185
Seagate HDD Cayman:
4.25%, 3/1/2022	53,000	54,720
4.75%, 6/1/2023 (c)	17,000	18,036
		7,281,352
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022 (c)	30,000	30,411
Series MTN, 3.70%, 8/1/2047 (c)	55,000	63,466
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024 (c)	45,000	45,125
2.38%, 12/1/2029	40,000	39,989
3.13%, 12/1/2049	60,000	60,097
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	100,303
1.85%, 2/2/2021	50,000	50,031
2.15%, 8/11/2022	150,000	151,755
2.45%, 11/3/2026 (c)	150,000	154,629
3.50%, 10/25/2047	100,000	112,539
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	99,292
2.00%, 7/28/2026 (c)	100,000	99,255
2.60%, 5/5/2024	250,000	255,977
2.90%, 5/5/2027 (c)	150,000	156,667
3.10%, 7/30/2025	50,000	52,457
		1,471,993
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	59,800
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	154,125
3.65%, 7/21/2027	150,000	154,510
3.95%, 2/1/2022	150,000	154,974
4.50%, 5/15/2021	300,000	309,762
Air Lease Corp.:
2.75%, 1/15/2023	50,000	50,654
3.00%, 9/15/2023	25,000	25,560
3.25%, 3/1/2025 (c)	100,000	103,069
3.63%, 4/1/2027	70,000	72,629
3.88%, 7/3/2023	50,000	52,498
4.25%, 9/15/2024	25,000	26,806
Series GMTN, 3.75%, 6/1/2026	150,000	156,915
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	26,282
4.25%, 6/15/2026	65,000	68,619

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
5.00%, 4/1/2023	$ 25,000	$ 26,712
5.13%, 3/15/2021	25,000	25,830
5.50%, 2/15/2022 (c)	25,000	26,569
American Express Co.:
2.50%, 8/1/2022	250,000	252,935
2.50%, 7/30/2024	165,000	166,955
3.00%, 10/30/2024	100,000	103,409
3.40%, 2/27/2023	200,000	207,550
3.70%, 8/3/2023	50,000	52,804
4.20%, 11/6/2025	105,000	115,775
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	351,708
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	35,787
3.70%, 10/15/2024	50,000	53,535
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	59,347
3.25%, 4/30/2029	60,000	64,400
3.50%, 3/18/2024	25,000	26,633
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	53,826
4.70%, 9/20/2047	50,000	57,734
4.85%, 3/29/2029	100,000	115,198
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	257,165
3.30%, 10/30/2024	100,000	104,121
3.75%, 7/28/2026	125,000	131,621
3.80%, 1/31/2028	250,000	268,525
3.90%, 1/29/2024	200,000	212,318
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	102,057
3.20%, 1/25/2028	50,000	52,752
3.45%, 2/13/2026	50,000	52,919
3.85%, 5/21/2025	250,000	271,587
4.00%, 2/1/2029 (c)	50,000	55,867
CME Group, Inc. 3.75%, 6/15/2028	100,000	110,743
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	73,437
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,254
4.10%, 2/9/2027	75,000	80,836
4.50%, 1/30/2026	50,000	54,649
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	178,391
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	157,897
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	587,312
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	250,000	260,362
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	100,000	105,169
3.75%, 12/1/2025	180,000	194,890
Security Description	Principal Amount	Value
4.25%, 9/21/2048	$ 150,000	$ 177,744
Invesco Finance PLC 3.75%, 1/15/2026	50,000	53,372
Jefferies Group LLC 6.50%, 1/20/2043	50,000	59,976
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	53,039
4.85%, 1/15/2027	90,000	99,309
Lazard Group LLC 4.50%, 9/19/2028	100,000	111,033
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	99,770
2.95%, 6/1/2029	100,000	104,379
3.50%, 2/26/2028	30,000	32,430
3.65%, 6/1/2049	100,000	111,148
3.95%, 2/26/2048	30,000	34,812
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,542
3.70%, 7/18/2027	50,000	52,930
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,399
4.50%, 7/23/2025	50,000	54,041
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	153,343
Visa, Inc.:
2.75%, 9/15/2027 (c)	250,000	260,717
2.80%, 12/14/2022	75,000	77,185
3.15%, 12/14/2025	250,000	264,472
3.65%, 9/15/2047	100,000	112,311
4.15%, 12/14/2035	50,000	58,953
4.30%, 12/14/2045	50,000	61,614
Western Union Co. 4.25%, 6/9/2023	100,000	105,509
		8,717,010
ELECTRIC — 1.8%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	151,161
3.80%, 10/1/2047	25,000	26,195
Series H, 3.45%, 1/15/2050	100,000	100,721
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	107,002
3.80%, 6/15/2049	50,000	53,983
4.25%, 9/15/2048	20,000	23,034
Alabama Power Co.:
3.85%, 12/1/2042	75,000	80,308
Series A, 4.30%, 7/15/2048	65,000	75,256
Ameren Corp. 3.65%, 2/15/2026	50,000	52,309
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	53,676
3.80%, 5/15/2028 (c)	25,000	27,421
4.15%, 3/15/2046	50,000	57,231
4.50%, 3/15/2049	50,000	61,050

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	$ 50,000	$ 51,153
Series J, 4.30%, 12/1/2028	100,000	111,063
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	28,212
7.00%, 4/1/2038	25,000	35,466
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	26,212
4.20%, 8/15/2048	25,000	28,113
4.25%, 3/1/2049	50,000	56,499
4.35%, 11/15/2045	50,000	57,241
Avangrid, Inc. 3.15%, 12/1/2024	50,000	51,619
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	69,126
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	40,908
3.25%, 4/15/2028	30,000	31,714
3.75%, 11/15/2023	350,000	371,063
4.50%, 2/1/2045	50,000	58,912
5.15%, 11/15/2043	150,000	190,134
Black Hills Corp.:
3.15%, 1/15/2027	25,000	25,187
3.88%, 10/15/2049	100,000	99,811
4.35%, 5/1/2033	30,000	33,007
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	55,899
Series AA, 3.00%, 2/1/2027	100,000	102,795
Series AC, 4.25%, 2/1/2049	200,000	234,496
Series Z, 2.40%, 9/1/2026	50,000	49,733
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,266
3.85%, 2/1/2024	25,000	26,376
4.25%, 11/1/2028	25,000	27,137
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	25,000	24,723
4.97%, 5/1/2046	20,000	22,200
CMS Energy Corp. 3.45%, 8/15/2027 (c)	50,000	52,435
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	140,686
Series 123, 3.75%, 8/15/2047	150,000	161,464
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	157,713
Series A, 4.15%, 6/1/2045 (c)	100,000	115,525
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	87,996
3.85%, 6/15/2046	50,000	53,895
4.45%, 3/15/2044	75,000	87,205
4.50%, 5/15/2058	100,000	116,023
Series 06-B, 6.20%, 6/15/2036	25,000	33,750
Series A, 4.13%, 5/15/2049	100,000	113,860
Security Description	Principal Amount	Value
Series D, 4.00%, 12/1/2028	$ 100,000	$ 111,226
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	180,193
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	50,387
3.75%, 2/15/2050	50,000	55,024
4.05%, 5/15/2048	100,000	115,197
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	30,000	30,701
Dominion Energy, Inc.:
4.10%, 4/1/2021 (e)	150,000	153,487
4.70%, 12/1/2044	130,000	151,009
Series B, 2.75%, 1/15/2022	150,000	152,092
Series D, 2.85%, 8/15/2026	25,000	25,281
DTE Electric Co. 3.70%, 6/1/2046 (c)	75,000	81,371
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	179,196
Series C, 3.40%, 6/15/2029	175,000	180,306
Series D, 3.70%, 8/1/2023	50,000	52,118
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (c)	150,000	149,352
3.88%, 3/15/2046	150,000	165,337
3.95%, 11/15/2028	100,000	111,113
4.25%, 12/15/2041	130,000	148,581
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	201,850
2.65%, 9/1/2026	50,000	50,305
3.15%, 8/15/2027	100,000	103,171
3.95%, 8/15/2047 (c)	150,000	159,418
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	149,652
3.20%, 1/15/2027	250,000	261,427
6.40%, 6/15/2038	50,000	72,085
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	29,782
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	102,126
3.60%, 9/15/2047	50,000	52,399
3.70%, 9/1/2028	50,000	54,585
4.20%, 8/15/2045	150,000	170,790
Edison International:
2.95%, 3/15/2023 (c)	50,000	50,001
3.55%, 11/15/2024	80,000	81,837
4.13%, 3/15/2028 (c)	50,000	51,632
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	150,266
Enel Chile SA 4.88%, 6/12/2028	50,000	55,619
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	29,016
Entergy Corp.:
2.95%, 9/1/2026	50,000	50,818
4.00%, 7/15/2022	50,000	52,215
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	25,799

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.25%, 4/1/2028	$ 200,000	$ 209,644
4.20%, 4/1/2050	50,000	57,851
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	25,517
3.85%, 6/1/2049	125,000	136,406
Entergy Texas, Inc. 3.55%, 9/30/2049	25,000	25,561
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	50,721
Series L, 2.90%, 10/1/2024	250,000	255,565
Series N, 3.80%, 12/1/2023	15,000	15,808
Series O, 4.25%, 4/1/2029	25,000	27,766
Exelon Corp.:
3.40%, 4/15/2026	100,000	104,455
3.50%, 6/1/2022	200,000	205,302
3.95%, 6/15/2025	50,000	53,734
5.10%, 6/15/2045	330,000	394,789
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	256,182
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	299,718
Series B, 4.25%, 3/15/2023	10,000	10,543
Series C, 4.85%, 7/15/2047	50,000	59,041
Series C, 7.38%, 11/15/2031	20,000	28,203
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	30,218
3.25%, 6/1/2024	25,000	26,158
3.95%, 3/1/2048	85,000	96,888
3.99%, 3/1/2049	25,000	28,791
4.05%, 10/1/2044	50,000	57,547
4.13%, 6/1/2048	100,000	116,930
Fortis, Inc. 3.06%, 10/4/2026	50,000	51,066
Georgia Power Co. Series A, 2.20%, 9/15/2024	100,000	99,948
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	17,088
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	48,877
3.70%, 9/15/2046	50,000	50,802
4.10%, 9/26/2028	50,000	54,741
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	52,038
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	28,839
4.20%, 3/15/2048	50,000	57,391
Series 2019, 4.13%, 4/1/2049	100,000	114,005
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	168,129
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	103,039
3.40%, 2/7/2028 (c)	50,000	53,101
3.90%, 11/1/2028 (c)	100,000	109,822
4.02%, 11/1/2032	50,000	56,906
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	$ 75,000	$ 77,965
Series MTN, 2.90%, 3/15/2021	50,000	50,629
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/1/2029	165,000	165,559
2.80%, 1/15/2023	150,000	152,487
3.15%, 4/1/2024	100,000	103,656
3.50%, 4/1/2029 (c)	100,000	105,996
3.55%, 5/1/2027	100,000	106,187
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	25,000	25,819
Northern States Power Co.:
2.90%, 3/1/2050	30,000	28,646
3.60%, 9/15/2047	50,000	53,532
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	52,372
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	117,501
Ohio Power Co. 4.00%, 6/1/2049	20,000	22,593
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	54,223
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	200,000	218,192
3.80%, 9/30/2047	100,000	110,014
7.50%, 9/1/2038	50,000	78,575
PECO Energy Co. 3.90%, 3/1/2048	125,000	139,030
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	77,569
4.00%, 9/15/2047	250,000	255,500
5.00%, 3/15/2044	50,000	57,767
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	66,410
3.95%, 6/1/2047	50,000	55,246
PSEG Power LLC 3.85%, 6/1/2023	50,000	52,513
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	164,500
Series 34, 3.20%, 3/1/2050	30,000	30,042
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	50,068
Series MTN, 3.20%, 5/15/2029	50,000	52,835
Series MTN, 3.20%, 8/1/2049	30,000	30,255
Series MTN, 3.60%, 12/1/2047	100,000	107,164
Series MTN, 3.65%, 9/1/2042	50,000	53,124
Series MTN, 3.70%, 5/1/2028	50,000	54,383

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	$ 100,000	$ 101,551
2.88%, 6/15/2024	70,000	71,540
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	64,526
4.22%, 6/15/2048	65,000	74,977
5.80%, 3/15/2040	50,000	66,845
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	51,570
Sempra Energy:
2.90%, 2/1/2023	15,000	15,289
3.25%, 6/15/2027	300,000	309,399
3.40%, 2/1/2028	30,000	31,132
3.80%, 2/1/2038	100,000	104,436
4.00%, 2/1/2048	30,000	31,415
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	50,323
Southern California Edison Co.:
2.85%, 8/1/2029 (c)	115,000	115,365
4.00%, 4/1/2047	191,000	200,900
4.50%, 9/1/2040	25,000	27,450
Series 13-A, 3.90%, 3/15/2043	50,000	51,003
Series A, 4.20%, 3/1/2029	100,000	110,164
Series B, 3.65%, 3/1/2028	100,000	106,743
Series C, 3.60%, 2/1/2045	50,000	49,026
Series D, 3.40%, 6/1/2023	50,000	51,632
Southern Co.:
2.35%, 7/1/2021	75,000	75,395
3.25%, 7/1/2026	250,000	259,555
4.25%, 7/1/2036	250,000	269,585
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	50,000	52,519
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	166,734
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	49,871
Series M, 4.10%, 9/15/2028	25,000	27,325
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	51,943
3.75%, 6/15/2049	100,000	106,475
Tampa Electric Co.:
3.63%, 6/15/2050 (c)	150,000	158,409
4.30%, 6/15/2048	50,000	57,819
4.45%, 6/15/2049	25,000	29,602
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	61,041
Union Electric Co.:
3.50%, 3/15/2029	250,000	268,790
4.00%, 4/1/2048	50,000	55,830
Virginia Electric & Power Co.:
3.30%, 12/1/2049	50,000	50,854
3.45%, 2/15/2024	50,000	52,357
8.88%, 11/15/2038 (c)	50,000	84,729
Security Description	Principal Amount	Value
Series B, 2.95%, 11/15/2026 (c)	$ 30,000	$ 30,960
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	66,301
3.55%, 6/15/2025	25,000	26,540
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	24,604
4.13%, 3/1/2042	30,000	33,382
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	50,053
4.30%, 10/15/2048	25,000	29,174
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	71,936
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	202,360
2.60%, 12/1/2029	100,000	98,926
4.00%, 6/15/2028 (c)	50,000	54,710
		18,618,275
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,776
2.63%, 2/15/2023	25,000	25,553
Hubbell, Inc. 3.35%, 3/1/2026	50,000	51,232
		127,561
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	49,731
Allegion PLC 3.50%, 10/1/2029	50,000	51,123
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	51,985
Amphenol Corp.:
2.80%, 2/15/2030	100,000	99,335
4.35%, 6/1/2029 (c)	50,000	55,985
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	51,523
3.88%, 1/12/2028	25,000	25,643
Flex, Ltd. 4.88%, 6/15/2029	75,000	81,187
Fortive Corp. 3.15%, 6/15/2026	50,000	51,200
Honeywell International, Inc.:
2.15%, 8/8/2022	45,000	45,411
2.30%, 8/15/2024	100,000	101,332
2.50%, 11/1/2026	150,000	152,592
2.70%, 8/15/2029	60,000	61,526
3.35%, 12/1/2023 (c)	50,000	52,655
Jabil, Inc. 3.95%, 1/12/2028	25,000	25,665
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	50,246
4.60%, 4/6/2027	30,000	33,334

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
PerkinElmer, Inc. 3.30%, 9/15/2029	$ 65,000	$ 66,644
Trimble, Inc. 4.90%, 6/15/2028	50,000	54,533
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	52,817
		1,214,467
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028 (c)	100,000	101,588
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	46,052
3.38%, 11/15/2027	60,000	63,602
3.55%, 6/1/2022	25,000	25,821
3.95%, 5/15/2028	150,000	165,259
Waste Connections, Inc. 3.50%, 5/1/2029	50,000	52,968
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	151,506
2.95%, 6/15/2024	15,000	15,499
3.15%, 11/15/2027	200,000	209,054
3.50%, 5/15/2024	25,000	26,345
3.90%, 3/1/2035	50,000	55,129
4.00%, 7/15/2039	35,000	38,970
		850,205
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	35,520
3.65%, 3/15/2023	50,000	52,084
3.95%, 3/15/2025	100,000	106,650
4.15%, 3/15/2028	50,000	54,233
4.80%, 3/15/2048 (c)	20,000	23,202
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,629
5.30%, 11/1/2038 (c)	265,000	314,690
5.40%, 11/1/2048	40,000	48,932
General Mills, Inc.:
3.20%, 4/16/2021	10,000	10,164
3.20%, 2/10/2027 (c)	100,000	105,138
3.65%, 2/15/2024	50,000	52,588
3.70%, 10/17/2023	20,000	21,062
4.20%, 4/17/2028	25,000	27,845
4.55%, 4/17/2038	10,000	11,593
4.70%, 4/17/2048 (c)	320,000	383,971
Hershey Co.:
3.20%, 8/21/2025	25,000	26,456
3.38%, 5/15/2023	50,000	52,314
JM Smucker Co.:
3.38%, 12/15/2027 (c)	100,000	104,296
4.25%, 3/15/2035	50,000	54,217
Security Description	Principal Amount	Value
Kellogg Co.:
4.30%, 5/15/2028	$ 100,000	$ 111,099
4.50%, 4/1/2046	100,000	111,158
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	150,000	149,785
3.75%, 4/1/2030 (b)	170,000	175,233
3.95%, 7/15/2025	50,000	52,743
4.38%, 6/1/2046	50,000	49,276
4.63%, 10/1/2039 (b)	20,000	20,830
4.88%, 10/1/2049 (b)	240,000	252,763
5.00%, 7/15/2035 (c)	250,000	278,092
5.20%, 7/15/2045	200,000	217,918
6.88%, 1/26/2039	50,000	62,312
Kroger Co.:
2.65%, 10/15/2026 (c)	50,000	50,233
2.80%, 8/1/2022 (c)	200,000	203,620
3.70%, 8/1/2027	35,000	37,408
3.85%, 8/1/2023	75,000	79,152
4.45%, 2/1/2047 (c)	100,000	106,146
4.65%, 1/15/2048 (c)	100,000	109,334
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	203,146
3.40%, 8/15/2027	250,000	260,977
Mondelez International, Inc.:
3.63%, 2/13/2026	50,000	53,352
4.00%, 2/1/2024	100,000	106,721
Sysco Corp.:
3.25%, 7/15/2027	50,000	52,341
3.30%, 7/15/2026	100,000	105,385
3.55%, 3/15/2025	50,000	53,267
3.75%, 10/1/2025	5,000	5,373
4.45%, 3/15/2048	50,000	57,801
4.85%, 10/1/2045	5,000	6,010
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	159,280
4.50%, 6/15/2022	30,000	31,595
4.55%, 6/2/2047	285,000	326,581
		4,994,515
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	202,126
4.50%, 8/1/2024 (c)	50,000	52,561
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (c)	25,000	27,386
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,626
International Paper Co.:
3.00%, 2/15/2027 (c)	150,000	154,746
3.65%, 6/15/2024	25,000	26,330
4.35%, 8/15/2048	50,000	53,199
4.40%, 8/15/2047	50,000	53,508
5.00%, 9/15/2035	100,000	117,775
		723,257

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027 (c)	$ 150,000	$ 155,430
4.15%, 1/15/2043	25,000	28,150
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	103,484
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024	50,000	52,541
4.80%, 11/1/2043	25,000	28,419
Series A, 2.50%, 11/15/2024	85,000	85,502
Series B, 3.00%, 11/15/2029 (c)	35,000	34,899
Series C, 3.90%, 11/15/2049 (c)	65,000	64,883
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	50,679
NiSource, Inc.:
2.95%, 9/1/2029	100,000	100,059
3.49%, 5/15/2027	50,000	52,569
3.65%, 6/15/2023	25,000	26,010
4.38%, 5/15/2047	150,000	166,585
4.80%, 2/15/2044	30,000	34,768
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	107,775
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,113
3.20%, 6/15/2025	50,000	51,777
3.75%, 9/15/2042	30,000	31,505
5.13%, 11/15/2040	25,000	30,610
Series VV, 4.30%, 1/15/2049	50,000	57,072
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	165,690
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	26,712
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	50,178
		1,531,410
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	53,219
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	36,925
4.25%, 11/15/2028	100,000	112,719
		202,863
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	75,000	77,906
3.40%, 11/30/2023	35,000	36,855
3.75%, 11/30/2026	85,000	92,911
4.75%, 11/30/2036	250,000	311,435
Security Description	Principal Amount	Value
4.75%, 4/15/2043	$ 25,000	$ 31,406
4.90%, 11/30/2046	300,000	393,360
Baxter International, Inc. 3.50%, 8/15/2046	50,000	48,733
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	51,546
3.45%, 3/1/2024	25,000	26,187
4.00%, 3/1/2029	35,000	38,743
4.55%, 3/1/2039	50,000	58,734
4.70%, 3/1/2049	35,000	42,514
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,296
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	50,106
2.20%, 11/15/2024	50,000	50,099
2.60%, 11/15/2029	30,000	29,946
3.25%, 11/15/2039	50,000	50,616
3.40%, 11/15/2049	50,000	51,258
Medtronic, Inc.:
3.15%, 3/15/2022	59,000	60,694
3.50%, 3/15/2025	67,000	71,790
4.38%, 3/15/2035	54,000	63,862
4.63%, 3/15/2045	345,000	433,541
Stryker Corp.:
3.38%, 11/1/2025	25,000	26,464
3.50%, 3/15/2026	25,000	26,637
3.65%, 3/7/2028	50,000	53,817
4.63%, 3/15/2046	25,000	30,099
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	256,740
4.10%, 8/15/2047	100,000	113,423
4.15%, 2/1/2024	25,000	26,831
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	105,500
		2,763,049
HEALTH CARE SERVICES — 0.5%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	50,032
Aetna, Inc.:
2.80%, 6/15/2023	200,000	203,298
3.88%, 8/15/2047	100,000	101,347
4.13%, 11/15/2042	25,000	25,543
Anthem, Inc.:
2.95%, 12/1/2022	50,000	51,206
3.30%, 1/15/2023	50,000	51,718
3.35%, 12/1/2024	50,000	52,220
3.50%, 8/15/2024	25,000	26,212
3.65%, 12/1/2027	130,000	137,619
4.10%, 3/1/2028	100,000	108,709
4.38%, 12/1/2047	130,000	142,766
4.55%, 3/1/2048	50,000	56,514
4.65%, 1/15/2043	50,000	56,557

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Ascension Health 3.95%, 11/15/2046	$ 150,000	$ 168,087
CommonSpirit Health:
2.76%, 10/1/2024	250,000	252,497
4.19%, 10/1/2049	250,000	251,332
4.35%, 11/1/2042	25,000	25,539
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	56,256
HCA, Inc.:
4.13%, 6/15/2029	35,000	37,177
4.50%, 2/15/2027	50,000	54,019
4.75%, 5/1/2023	55,000	58,914
5.00%, 3/15/2024	85,000	92,958
5.13%, 6/15/2039	25,000	27,648
5.25%, 4/15/2025	60,000	67,231
5.25%, 6/15/2026	65,000	72,873
5.25%, 6/15/2049	100,000	111,901
5.50%, 6/15/2047	65,000	74,974
Humana, Inc.:
2.90%, 12/15/2022	150,000	152,965
4.80%, 3/15/2047	100,000	117,077
4.95%, 10/1/2044	50,000	58,857
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	51,542
Series 2019, 3.27%, 11/1/2049	105,000	105,422
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	100,000	99,699
2.95%, 12/1/2029	100,000	100,484
3.25%, 9/1/2024	100,000	103,834
4.70%, 2/1/2045	25,000	28,032
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	28,449
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	34,994
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	35,000	34,997
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	53,803
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	104,407
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	78,602
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	35,071
4.20%, 6/30/2029 (c)	100,000	110,316
4.70%, 3/30/2045	25,000	27,909
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	49,145
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,795
Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
2.13%, 3/15/2021	$ 150,000	$ 150,448
2.38%, 10/15/2022	100,000	101,197
2.88%, 3/15/2022	25,000	25,496
3.10%, 3/15/2026	50,000	52,269
3.38%, 4/15/2027	100,000	106,528
3.50%, 2/15/2024	10,000	10,552
3.70%, 12/15/2025	10,000	10,802
3.75%, 7/15/2025	305,000	329,406
3.75%, 10/15/2047	50,000	53,580
3.88%, 12/15/2028	15,000	16,573
4.25%, 4/15/2047	100,000	114,850
4.45%, 12/15/2048	260,000	310,684
4.63%, 7/15/2035	200,000	242,702
4.75%, 7/15/2045	230,000	282,902
6.88%, 2/15/2038	25,000	37,034
		5,656,570
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	100,008
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	109,415
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	26,005
4.75%, 2/26/2029	60,000	67,006
		202,426
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	52,022
3.90%, 5/15/2028	50,000	55,189
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	25,764
3.20%, 4/25/2029 (c)	100,000	106,476
3.90%, 5/4/2047	50,000	56,033
3.95%, 11/1/2028	55,000	61,413
		356,897
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	52,606
4.75%, 1/15/2049	75,000	91,474
Alleghany Corp. 4.90%, 9/15/2044	50,000	57,794
Allstate Corp.:
3.85%, 8/10/2049	125,000	139,645
4.20%, 12/15/2046	50,000	58,350
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	25,000	26,913
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	15,473

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.50%, 6/15/2047	$ 100,000	$ 108,845
American International Group, Inc.:
3.30%, 3/1/2021	300,000	304,362
3.88%, 1/15/2035	200,000	212,534
3.90%, 4/1/2026	30,000	32,161
4.25%, 3/15/2029 (c)	100,000	111,326
4.50%, 7/16/2044	50,000	57,663
4.88%, 6/1/2022	50,000	53,384
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	100,000	109,793
Aon Corp.:
2.20%, 11/15/2022	100,000	100,656
3.75%, 5/2/2029	100,000	107,051
Aon PLC:
3.50%, 6/14/2024	50,000	52,407
3.88%, 12/15/2025	150,000	161,419
Assurant, Inc.:
4.20%, 9/27/2023	100,000	105,046
4.90%, 3/27/2028	50,000	54,843
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	103,081
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	157,387
4.35%, 4/20/2028	150,000	162,304
5.00%, 4/20/2048	100,000	107,600
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	26,325
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	118,003
4.25%, 1/15/2049	200,000	237,940
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	155,818
2.75%, 3/15/2023	50,000	51,390
3.00%, 2/11/2023	25,000	25,889
3.13%, 3/15/2026	55,000	58,084
4.50%, 2/11/2043	180,000	219,393
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	149,566
4.70%, 6/22/2047	150,000	138,850
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	55,091
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	51,292
3.35%, 5/3/2026	250,000	266,030
4.15%, 3/13/2043 (c)	25,000	29,043
4.35%, 11/3/2045	125,000	151,837
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	104,009
4.50%, 3/1/2026	25,000	27,464
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	53,778
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	108,919
Security Description	Principal Amount	Value
Fidelity National Financial, Inc. 4.50%, 8/15/2028	$ 50,000	$ 54,453
First American Financial Corp. 4.60%, 11/15/2024	25,000	26,784
Globe Life, Inc. 4.55%, 9/15/2028	25,000	27,875
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (c)	70,000	70,914
4.40%, 3/15/2048 (c)	100,000	115,416
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	101,168
3.80%, 3/1/2028	35,000	37,321
4.00%, 9/1/2023	15,000	15,974
4.35%, 3/1/2048	50,000	55,049
6.30%, 10/9/2037	50,000	65,058
Loews Corp. 3.75%, 4/1/2026	50,000	53,637
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	50,000	51,766
Markel Corp.:
3.50%, 11/1/2027	50,000	51,738
4.15%, 9/17/2050	50,000	51,616
5.00%, 5/20/2049	30,000	34,917
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,493
3.30%, 3/14/2023	150,000	154,875
3.75%, 3/14/2026	25,000	26,800
3.88%, 3/15/2024	100,000	106,713
4.38%, 3/15/2029	250,000	285,225
Mercury General Corp. 4.40%, 3/15/2027	50,000	52,633
MetLife, Inc.:
3.60%, 4/10/2024 (c)	300,000	320,526
4.05%, 3/1/2045	150,000	173,850
4.88%, 11/13/2043	200,000	249,776
6.40%, 12/15/2066	100,000	122,668
Series D, 4.37%, 9/15/2023	50,000	54,208
Principal Financial Group, Inc. 3.70%, 5/15/2029	50,000	54,444
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,547
4.00%, 3/1/2029 (c)	50,000	56,116
4.20%, 3/15/2048	100,000	117,481
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	109,144
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	170,000	177,417
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	200,000	216,282
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	80,000	86,229

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series MTN, 3.50%, 5/15/2024	$ 50,000	$ 53,174
Series MTN, 3.70%, 3/13/2051	100,000	105,290
Series MTN, 4.60%, 5/15/2044 (c)	75,000	88,529
Series MTN, 6.63%, 6/21/2040	25,000	35,243
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	50,000	53,668
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	31,655
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	10,867
4.00%, 5/30/2047	80,000	90,383
4.05%, 3/7/2048	100,000	114,955
4.10%, 3/4/2049	100,000	116,237
Series MTN, 6.25%, 6/15/2037	25,000	34,853
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	28,188
Unum Group:
4.00%, 6/15/2029 (c)	70,000	73,832
4.50%, 12/15/2049	15,000	14,706
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	52,920
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	52,317
3.88%, 9/15/2049	70,000	70,145
4.50%, 9/15/2028	50,000	55,162
XLIT, Ltd. 5.50%, 3/31/2045	125,000	158,916
		9,073,991
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,461
3.40%, 12/6/2027	200,000	208,574
3.60%, 11/28/2024	75,000	78,848
4.20%, 12/6/2047 (c)	60,000	67,028
4.40%, 12/6/2057	250,000	287,490
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	248,907
3.63%, 5/19/2021	50,000	51,294
Amazon.com, Inc.:
2.40%, 2/22/2023	200,000	202,874
2.50%, 11/29/2022	25,000	25,481
2.80%, 8/22/2024	100,000	103,528
3.15%, 8/22/2027	100,000	105,905
3.80%, 12/5/2024 (c)	30,000	32,461
3.88%, 8/22/2037	125,000	141,902
4.05%, 8/22/2047	125,000	147,519
4.95%, 12/5/2044	125,000	163,431
5.20%, 12/3/2025	50,000	58,356
Security Description	Principal Amount	Value
Baidu, Inc. 2.88%, 7/6/2022	$ 250,000	$ 252,392
Booking Holdings, Inc. 3.60%, 6/1/2026 (c)	250,000	267,260
eBay, Inc.:
2.75%, 1/30/2023	150,000	152,140
3.45%, 8/1/2024	25,000	26,090
3.80%, 3/9/2022	50,000	51,701
Expedia Group, Inc.:
3.25%, 2/15/2030 (b)	35,000	33,767
3.80%, 2/15/2028	50,000	51,014
		2,783,423
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	50,952
4.20%, 6/10/2024	50,000	52,598
4.25%, 3/1/2025	50,000	52,580
FS KKR Capital Corp. 4.13%, 2/1/2025	100,000	101,536
Owl Rock Capital Corp. 4.00%, 3/30/2025	50,000	50,202
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	26,594
		334,462
IRON/STEEL — 0.1%
ArcelorMittal:
4.25%, 7/16/2029	100,000	104,691
4.55%, 3/11/2026	50,000	53,245
6.13%, 6/1/2025	20,000	23,009
6.25%, 2/25/2022	30,000	32,349
7.00%, 10/15/2039	31,000	37,842
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,444
5.20%, 8/1/2043	50,000	62,595
Steel Dynamics, Inc.:
2.80%, 12/15/2024	25,000	25,215
3.45%, 4/15/2030	40,000	40,553
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	175,704
6.88%, 11/10/2039	300,000	391,182
8.25%, 1/17/2034	25,000	35,091
		1,007,920
LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (c)	150,000	155,161
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	50,381
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	54,292
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	65,792
3.20%, 8/8/2024	45,000	46,407

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.50%, 8/18/2026	$ 30,000	$ 31,034
3.90%, 8/8/2029	40,000	41,889
Marriott International, Inc.:
2.13%, 10/3/2022	65,000	64,962
2.30%, 1/15/2022	150,000	150,678
2.88%, 3/1/2021	50,000	50,466
3.75%, 3/15/2025	25,000	26,473
Sands China, Ltd. 5.13%, 8/8/2025	250,000	275,310
		857,684
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	51,049
3.80%, 4/3/2028	100,000	109,712
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	149,679
Series MTN, 2.40%, 6/6/2022 (c)	150,000	151,855
Series MTN, 2.85%, 5/17/2024 (c)	350,000	361,214
Series MTN, 2.95%, 2/26/2022	150,000	153,423
Series MTN, 3.75%, 11/24/2023	25,000	26,669
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	100,695
3.80%, 8/15/2042 (c)	125,000	139,576
4.75%, 5/15/2064	25,000	31,580
		1,275,452
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,272
4.20%, 1/15/2024	100,000	105,906
4.38%, 4/5/2022	15,000	15,667
4.88%, 4/1/2021	15,000	15,484
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (c)	15,000	15,634
Deere & Co.:
2.60%, 6/8/2022	25,000	25,422
2.88%, 9/7/2049	35,000	33,138
3.90%, 6/9/2042 (c)	225,000	253,609
John Deere Capital Corp.:
3.65%, 10/12/2023 (c)	100,000	105,934
Series GMTN, 3.45%, 6/7/2023	25,000	26,182
Series MTN, 2.15%, 9/8/2022	150,000	151,077
Series MTN, 2.25%, 9/14/2026	100,000	99,987
Series MTN, 2.60%, 3/7/2024	65,000	66,438
Series MTN, 2.80%, 3/6/2023	150,000	153,888
Security Description	Principal Amount	Value
Series MTN, 2.80%, 7/18/2029 (c)	$ 50,000	$ 51,308
Series MTN, 3.40%, 9/11/2025	25,000	26,669
Series MTN, 3.45%, 3/13/2025	100,000	106,550
nVent Finance Sarl 4.55%, 4/15/2028	50,000	51,931
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	91,555
4.20%, 3/1/2049	250,000	291,117
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,721
2.95%, 9/15/2029	40,000	40,405
3.80%, 12/15/2026	30,000	32,264
4.20%, 9/15/2028	65,000	71,246
Wabtec Corp.:
4.40%, 3/15/2024	50,000	53,118
4.95%, 9/15/2028	300,000	330,141
		2,275,663
MEDIA — 0.9%
CBS Corp.:
2.50%, 2/15/2023	50,000	50,423
2.90%, 1/15/2027	125,000	125,130
3.70%, 6/1/2028	50,000	52,409
4.20%, 6/1/2029 (c)	200,000	217,868
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	250,000	266,542
4.46%, 7/23/2022	150,000	157,674
4.50%, 2/1/2024	100,000	107,582
4.80%, 3/1/2050	155,000	163,463
4.91%, 7/23/2025	50,000	55,109
5.05%, 3/30/2029	100,000	113,242
5.38%, 5/1/2047	150,000	168,628
6.48%, 10/23/2045	185,000	230,366
Comcast Corp.:
2.75%, 3/1/2023	175,000	179,048
3.00%, 2/1/2024	350,000	362,929
3.15%, 3/1/2026	225,000	235,910
3.15%, 2/15/2028	200,000	209,748
3.20%, 7/15/2036	250,000	255,827
3.30%, 2/1/2027	150,000	158,653
3.40%, 7/15/2046	100,000	101,330
3.45%, 10/1/2021	140,000	144,082
3.60%, 3/1/2024	25,000	26,512
3.90%, 3/1/2038	150,000	166,294
3.95%, 10/15/2025	350,000	381,930
4.00%, 11/1/2049	69,000	76,617
4.05%, 11/1/2052	150,000	168,498
4.20%, 8/15/2034	100,000	115,218
4.25%, 10/15/2030	50,000	57,142
4.25%, 1/15/2033	50,000	57,821

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.60%, 10/15/2038	$ 305,000	$ 363,761
4.65%, 7/15/2042	75,000	90,208
4.70%, 10/15/2048	305,000	376,321
4.95%, 10/15/2058	105,000	136,699
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	25,686
3.80%, 3/13/2024	100,000	105,402
3.95%, 3/20/2028	30,000	32,071
4.95%, 5/15/2042	50,000	55,420
5.00%, 9/20/2037	170,000	192,652
5.20%, 9/20/2047	100,000	116,559
Fox Corp.:
3.67%, 1/25/2022 (b)	15,000	15,504
4.03%, 1/25/2024 (b)	25,000	26,634
4.71%, 1/25/2029 (b)	40,000	45,647
5.48%, 1/25/2039 (b)	275,000	336,479
5.58%, 1/25/2049 (b)	25,000	31,805
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	52,193
6.13%, 1/31/2046	100,000	120,648
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	51,518
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,576
4.50%, 9/15/2042	100,000	102,378
5.50%, 9/1/2041	425,000	477,407
5.88%, 11/15/2040	50,000	58,179
6.75%, 6/15/2039	50,000	63,094
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021 (c)	200,000	201,188
3.00%, 2/13/2026 (c)	50,000	52,639
Series GMTN, 3.15%, 9/17/2025	25,000	26,571
Series MTN, 3.00%, 7/30/2046	75,000	74,085
Viacom, Inc.:
4.25%, 9/1/2023	100,000	106,636
4.38%, 3/15/2043	25,000	26,479
5.85%, 9/1/2043	200,000	251,286
Walt Disney Co.:
1.65%, 9/1/2022	20,000	19,958
1.75%, 8/30/2024	50,000	49,533
2.00%, 9/1/2029	185,000	179,703
3.38%, 11/15/2026	100,000	107,100
3.70%, 10/15/2025	100,000	108,124
4.00%, 10/1/2023	100,000	106,857
5.40%, 10/1/2043	75,000	102,361
6.65%, 11/15/2037	250,000	371,370
		9,091,726
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	76,345
Security Description	Principal Amount	Value
Timken Co. 4.50%, 12/15/2028	$ 20,000	$ 21,529
		97,874
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	30,032
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	320,217
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	142,401
5.00%, 9/30/2043	50,000	64,339
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	80,000	79,347
3.50%, 3/15/2022	25,000	25,647
3.70%, 3/15/2023	50,000	52,292
Newmont Mining Corp. 4.88%, 3/15/2042	50,000	58,467
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (c)	25,000	28,661
4.75%, 3/22/2042	150,000	183,728
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	268,842
Southern Copper Corp. 5.88%, 4/23/2045	357,000	446,282
		1,700,255
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023	100,000	99,450
2.00%, 2/14/2025	100,000	99,305
2.38%, 8/26/2029	100,000	98,252
2.88%, 10/15/2027	225,000	233,703
3.25%, 8/26/2049	60,000	58,220
Series MTN, 3.38%, 3/1/2029	50,000	53,188
Series MTN, 3.63%, 10/15/2047	25,000	25,786
Series MTN, 4.00%, 9/14/2048	30,000	33,018
Eaton Corp.:
3.10%, 9/15/2027	100,000	104,044
4.15%, 11/2/2042	25,000	28,012
General Electric Co.:
2.70%, 10/9/2022	500,000	506,540
4.13%, 10/9/2042	18,000	18,663
5.30%, 2/11/2021	25,000	25,841
Series GMTN, 3.45%, 5/15/2024	50,000	51,943
Series MTN, 4.65%, 10/17/2021	50,000	52,098
Series MTN, 5.88%, 1/14/2038	50,000	60,474
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	375,531

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	$ 25,000	$ 31,965
Ingersoll-Rand Luxembourg Finance SA 3.80%, 3/21/2029 (c)	100,000	107,755
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	35,714
3.25%, 6/14/2029	285,000	297,258
4.00%, 6/14/2049	40,000	43,393
Series MTN, 3.30%, 11/21/2024	50,000	52,120
Textron, Inc.:
3.90%, 9/17/2029	50,000	53,377
4.00%, 3/15/2026	50,000	53,276
		2,598,926
OIL & GAS — 1.6%
Apache Corp.:
4.25%, 1/15/2030 (c)	100,000	103,463
4.75%, 4/15/2043	275,000	265,372
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	250,000	253,977
3.02%, 1/16/2027	200,000	207,214
3.22%, 4/14/2024	200,000	208,558
3.59%, 4/14/2027	250,000	267,455
3.94%, 9/21/2028	100,000	110,549
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	205,186
3.81%, 2/10/2024	150,000	159,978
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023 (c)	250,000	254,945
3.45%, 11/15/2021	25,000	25,584
3.85%, 6/1/2027	50,000	53,319
3.90%, 2/1/2025	25,000	26,708
Series GMTN, 4.95%, 6/1/2047	100,000	122,367
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	20,267
4.25%, 4/15/2027 (c)	50,000	52,923
5.25%, 6/15/2037	100,000	110,458
5.40%, 6/15/2047	50,000	58,024
Chevron Corp.:
2.10%, 5/16/2021 (c)	250,000	251,252
2.90%, 3/3/2024	150,000	155,496
2.95%, 5/16/2026	50,000	52,285
3.19%, 6/24/2023	25,000	26,054
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	259,130
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	314,298
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	122,271
Security Description	Principal Amount	Value
Concho Resources, Inc. 3.75%, 10/1/2027	$ 300,000	$ 315,729
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	230,060
5.95%, 3/15/2046	200,000	285,902
6.50%, 2/1/2039	75,000	109,196
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	68,019
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	41,383
4.38%, 1/15/2028	40,000	42,550
4.50%, 4/15/2023	60,000	62,872
4.90%, 6/1/2044	30,000	31,913
5.00%, 9/15/2022	44,000	44,338
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	29,196
5.85%, 12/15/2025 (c)	50,000	59,295
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	60,700
3.25%, 12/1/2026	45,000	45,521
3.50%, 12/1/2029	100,000	101,838
Ecopetrol SA:
4.13%, 1/16/2025	100,000	105,339
5.88%, 5/28/2045	225,000	264,917
7.38%, 9/18/2043	50,000	67,612
Encana Corp. 3.90%, 11/15/2021	25,000	25,602
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	101,957
3.90%, 4/1/2035	25,000	27,785
EQT Corp.:
3.00%, 10/1/2022 (c)	100,000	98,151
3.90%, 10/1/2027 (c)	100,000	93,048
Equinor ASA:
2.65%, 1/15/2024	75,000	76,801
3.25%, 11/18/2049	55,000	55,497
3.63%, 9/10/2028	50,000	54,963
3.70%, 3/1/2024	300,000	319,686
3.95%, 5/15/2043	50,000	55,717
4.80%, 11/8/2043	30,000	37,769
Exxon Mobil Corp.:
1.90%, 8/16/2022	20,000	20,122
2.02%, 8/16/2024	50,000	50,169
2.22%, 3/1/2021	200,000	201,190
2.44%, 8/16/2029 (c)	50,000	50,292
2.73%, 3/1/2023	150,000	153,591
3.00%, 8/16/2039	50,000	50,062
3.04%, 3/1/2026	250,000	262,270
3.10%, 8/16/2049	50,000	49,931
4.11%, 3/1/2046	125,000	146,399
Hess Corp.:
5.60%, 2/15/2041	75,000	88,333
5.80%, 4/1/2047	250,000	306,070
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	107,800

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Marathon Oil Corp.:
2.80%, 11/1/2022	$ 25,000	$ 25,437
4.40%, 7/15/2027	50,000	54,412
5.20%, 6/1/2045 (c)	50,000	58,163
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	52,476
3.80%, 4/1/2028	30,000	31,526
4.50%, 4/1/2048	25,000	26,601
5.13%, 12/15/2026	150,000	170,089
Newfield Exploration Co. 5.63%, 7/1/2024	250,000	275,742
Nexen, Inc. 5.88%, 3/10/2035	100,000	127,554
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	276,902
5.25%, 11/15/2043	50,000	55,999
Occidental Petroleum Corp.:
2.60%, 8/13/2021	50,000	50,363
2.60%, 4/15/2022	100,000	100,749
2.70%, 8/15/2022	295,000	298,221
2.90%, 8/15/2024	300,000	304,749
3.20%, 8/15/2026	65,000	65,753
3.50%, 8/15/2029 (c)	65,000	66,290
4.40%, 4/15/2046	125,000	126,946
4.40%, 8/15/2049 (c)	30,000	30,911
6.20%, 3/15/2040	25,000	29,866
6.60%, 3/15/2046	300,000	388,398
Series 1, 4.10%, 2/1/2021	25,000	25,423
Petro-Canada 5.35%, 7/15/2033	25,000	30,906
Petroleos Mexicanos:
2.46%, 12/15/2025	15,000	14,958
4.25%, 1/15/2025 (c)	25,000	25,338
4.50%, 1/23/2026	75,000	74,648
6.35%, 2/12/2048	150,000	144,823
6.38%, 1/23/2045	250,000	242,197
6.50%, 3/13/2027	250,000	264,827
6.50%, 1/23/2029	75,000	78,872
6.75%, 9/21/2047	598,000	602,575
6.84%, 1/23/2030 (b)	500,000	534,920
6.88%, 8/4/2026	250,000	275,075
7.69%, 1/23/2050 (b)	500,000	546,705
Phillips 66:
3.90%, 3/15/2028 (c)	50,000	54,572
4.30%, 4/1/2022	35,000	36,800
4.88%, 11/15/2044	95,000	114,649
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	54,795
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	250,417
2.00%, 11/7/2024	100,000	99,829
2.38%, 11/7/2029	100,000	99,079
2.50%, 9/12/2026	150,000	151,614
3.13%, 11/7/2049	100,000	98,621
3.25%, 5/11/2025	100,000	105,716
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 100,000	$ 113,886
4.13%, 5/11/2035	75,000	87,388
4.38%, 5/11/2045	250,000	298,230
5.50%, 3/25/2040	25,000	33,878
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,540
4.00%, 11/15/2047	70,000	76,422
6.50%, 6/15/2038	50,000	69,519
Total Capital International SA 3.75%, 4/10/2024	375,000	401,786
Total Capital SA 3.88%, 10/11/2028	25,000	27,886
Valero Energy Corp.:
3.40%, 9/15/2026 (c)	50,000	52,407
6.63%, 6/15/2037	250,000	331,927
		16,151,093
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	102,023
3.34%, 12/15/2027	50,000	52,169
4.08%, 12/15/2047	150,000	154,202
Halliburton Co.:
3.80%, 11/15/2025 (c)	350,000	373,485
4.85%, 11/15/2035	150,000	168,960
5.00%, 11/15/2045	35,000	39,939
7.45%, 9/15/2039	25,000	36,045
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	21,000	21,224
3.60%, 12/1/2029	100,000	100,433
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	50,000	51,086
		1,099,566
PACKAGING & CONTAINERS — 0.0% (a)
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	25,208
3.40%, 12/15/2027	35,000	36,536
4.05%, 12/15/2049	10,000	10,422
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	102,443
3.75%, 3/15/2025	100,000	105,298
4.20%, 6/1/2032	50,000	54,827
		334,734
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.15%, 11/19/2021 (b) (c)	115,000	115,308
2.30%, 5/14/2021	325,000	326,176
2.60%, 11/21/2024 (b)	105,000	105,919
2.90%, 11/6/2022	25,000	25,525
2.95%, 11/21/2026 (b)	105,000	106,765

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.20%, 5/14/2026	$ 200,000	$ 207,088
3.20%, 11/21/2029 (b)	245,000	250,022
3.38%, 11/14/2021	270,000	276,896
3.75%, 11/14/2023	235,000	247,439
4.05%, 11/21/2039 (b)	605,000	635,189
4.25%, 11/14/2028 (c)	35,000	38,803
4.25%, 11/21/2049 (b)	90,000	95,452
4.30%, 5/14/2036	50,000	54,931
4.40%, 11/6/2042	50,000	54,144
4.45%, 5/14/2046	150,000	161,800
4.50%, 5/14/2035	50,000	56,213
4.88%, 11/14/2048	25,000	28,841
Allergan Funding SCS:
3.45%, 3/15/2022	200,000	204,652
3.80%, 3/15/2025	75,000	78,793
3.85%, 6/15/2024	50,000	52,542
4.55%, 3/15/2035	350,000	378,150
4.75%, 3/15/2045	75,000	81,608
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	52,178
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	404,452
3.38%, 11/16/2025	35,000	37,230
3.50%, 8/17/2023	50,000	52,343
4.00%, 1/17/2029	35,000	38,887
4.00%, 9/18/2042	25,000	27,646
4.38%, 8/17/2048	40,000	47,490
6.45%, 9/15/2037	25,000	35,369
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	238,885
3.36%, 6/6/2024	50,000	52,068
3.70%, 6/6/2027	163,000	173,504
3.73%, 12/15/2024	50,000	53,103
4.67%, 6/6/2047	210,000	249,948
4.69%, 12/15/2044	20,000	23,272
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (b)	50,000	50,494
2.60%, 5/16/2022 (b)	50,000	50,830
2.88%, 2/19/2021 (b)	25,000	25,290
3.25%, 2/20/2023 (b)	50,000	51,752
3.25%, 2/27/2027 (c)	250,000	267,340
3.25%, 8/1/2042	50,000	50,514
3.40%, 7/26/2029 (b)	355,000	380,283
3.63%, 5/15/2024 (b)	25,000	26,415
3.88%, 8/15/2025 (b)	25,000	27,047
3.90%, 2/20/2028 (b)	100,000	109,644
4.13%, 6/15/2039 (b)	35,000	40,350
4.35%, 11/15/2047 (b)	225,000	267,210
4.55%, 2/20/2048 (b)	100,000	122,576
4.63%, 5/15/2044 (b)	50,000	60,584
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	257,412
3.41%, 6/15/2027 (c)	300,000	307,101
4.90%, 9/15/2045	25,000	26,067
Cigna Corp.:
Security Description	Principal Amount	Value
3.05%, 10/15/2027 (b)	$ 50,000	$ 50,636
3.30%, 2/25/2021 (b)	25,000	25,319
3.40%, 9/17/2021	290,000	296,824
3.75%, 7/15/2023	100,000	104,976
4.38%, 10/15/2028	60,000	66,581
4.80%, 8/15/2038	60,000	69,951
4.90%, 12/15/2048	145,000	173,361
6.13%, 11/15/2041 (b)	25,000	31,739
CVS Health Corp.:
2.13%, 6/1/2021	100,000	100,165
2.88%, 6/1/2026	210,000	213,007
3.35%, 3/9/2021	316,000	321,031
3.38%, 8/12/2024	25,000	26,038
3.50%, 7/20/2022	200,000	206,530
3.88%, 7/20/2025	20,000	21,333
4.00%, 12/5/2023	25,000	26,480
4.10%, 3/25/2025	250,000	268,860
4.30%, 3/25/2028	610,000	667,383
4.78%, 3/25/2038	175,000	199,110
4.88%, 7/20/2035	45,000	51,658
5.05%, 3/25/2048	300,000	355,875
5.13%, 7/20/2045	185,000	219,206
Eli Lilly & Co. 2.35%, 5/15/2022	300,000	303,810
Express Scripts Holding Co. 4.80%, 7/15/2046	150,000	162,109
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	450,000	459,877
3.00%, 6/1/2024	70,000	72,645
3.13%, 5/14/2021	70,000	71,203
3.38%, 6/1/2029	85,000	91,165
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,622
3.38%, 5/15/2023	100,000	104,393
3.63%, 5/15/2025	55,000	58,940
3.88%, 5/15/2028	100,000	110,424
4.20%, 3/18/2043	25,000	29,310
6.38%, 5/15/2038	50,000	72,183
Johnson & Johnson:
2.25%, 3/3/2022	250,000	252,890
2.45%, 3/1/2026	30,000	30,521
2.90%, 1/15/2028	250,000	261,090
3.38%, 12/5/2023 (c)	25,000	26,534
3.40%, 1/15/2038	100,000	107,304
3.55%, 3/1/2036	150,000	164,374
3.63%, 3/3/2037	200,000	220,886
3.75%, 3/3/2047	100,000	113,487
4.50%, 12/5/2043	50,000	61,778
McKesson Corp.:
2.85%, 3/15/2023	25,000	25,349
3.95%, 2/16/2028	60,000	64,009
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	29,803
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	50,711

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
2.40%, 9/15/2022	$ 25,000	$ 25,370
2.75%, 2/10/2025	325,000	336,937
2.90%, 3/7/2024 (c)	45,000	46,793
3.40%, 3/7/2029	100,000	108,338
3.60%, 9/15/2042	25,000	27,132
3.70%, 2/10/2045	50,000	55,288
3.90%, 3/7/2039	100,000	114,316
4.00%, 3/7/2049	65,000	76,084
Mylan NV:
3.15%, 6/15/2021	380,000	384,875
5.25%, 6/15/2046	250,000	278,345
Novartis Capital Corp.:
2.40%, 5/17/2022	300,000	303,975
3.00%, 11/20/2025	25,000	26,307
3.10%, 5/17/2027 (c)	30,000	31,763
3.40%, 5/6/2024	25,000	26,481
4.00%, 11/20/2045	50,000	58,030
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,589
Pfizer, Inc.:
2.20%, 12/15/2021	200,000	201,778
2.95%, 3/15/2024	100,000	103,783
3.00%, 9/15/2021	40,000	40,834
3.00%, 12/15/2026	150,000	157,425
3.20%, 9/15/2023	50,000	52,176
3.40%, 5/15/2024	25,000	26,443
3.45%, 3/15/2029	100,000	107,622
3.60%, 9/15/2028	100,000	109,469
3.90%, 3/15/2039	25,000	28,185
4.00%, 12/15/2036	150,000	170,442
4.00%, 3/15/2049	350,000	403,305
4.10%, 9/15/2038	200,000	228,864
4.20%, 9/15/2048	35,000	41,224
7.20%, 3/15/2039	75,000	117,745
Sanofi:
3.63%, 6/19/2028	100,000	110,726
4.00%, 3/29/2021	25,000	25,670
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	301,734
2.88%, 9/23/2023	100,000	101,987
3.20%, 9/23/2026	30,000	30,919
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023	100,000	107,452
5.00%, 11/26/2028	100,000	116,515
Wyeth LLC 6.00%, 2/15/2036	25,000	34,076
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	51,339
3.90%, 8/20/2028	50,000	54,232
4.45%, 8/20/2048	25,000	29,173
4.70%, 2/1/2043	25,000	29,854
		18,390,615
Security Description	Principal Amount	Value
PIPELINES — 1.1%
Boardwalk Pipelines L.P. 4.80%, 5/3/2029	$ 40,000	$ 42,608
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (b) (c)	90,000	92,063
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	95,717
4.40%, 3/15/2027	50,000	49,814
4.95%, 5/15/2028	30,000	30,405
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,746
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	50,963
3.70%, 7/15/2027	50,000	52,997
4.00%, 11/15/2049 (c)	100,000	104,873
4.25%, 12/1/2026	50,000	55,137
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	52,353
4.75%, 1/15/2026	225,000	243,169
5.15%, 2/1/2043	25,000	25,608
5.15%, 3/15/2045 (c)	225,000	236,306
5.20%, 2/1/2022	100,000	104,894
5.25%, 4/15/2029	275,000	309,314
5.88%, 1/15/2024	250,000	276,670
6.25%, 4/15/2049	275,000	333,385
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,821
3.13%, 7/31/2029	100,000	102,872
3.50%, 2/1/2022	25,000	25,768
3.75%, 2/15/2025	75,000	79,983
3.95%, 2/15/2027	200,000	216,190
4.15%, 10/16/2028	25,000	27,637
4.20%, 1/31/2050	65,000	70,168
4.80%, 2/1/2049 (c)	25,000	29,462
4.85%, 3/15/2044	50,000	57,852
4.90%, 5/15/2046	50,000	58,728
5.10%, 2/15/2045	200,000	239,742
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	250,000	247,237
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	150,000	151,090
EQM Midstream Partners L.P.:
4.75%, 7/15/2023	250,000	250,762
5.50%, 7/15/2028	15,000	14,735
6.50%, 7/15/2048	25,000	23,262
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	278,924
5.40%, 9/1/2044	25,000	28,703
Kinder Morgan, Inc.:
3.15%, 1/15/2023	450,000	460,926
4.30%, 6/1/2025	300,000	325,053

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
5.05%, 2/15/2046	$ 50,000	$ 56,192
5.30%, 12/1/2034	200,000	235,592
5.55%, 6/1/2045	150,000	178,974
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	52,248
4.85%, 2/1/2049 (c)	275,000	319,176
5.00%, 3/1/2026	50,000	56,439
MPLX L.P.:
3.50%, 12/1/2022 (b)	75,000	77,285
4.00%, 3/15/2028	35,000	36,310
4.50%, 4/15/2038	180,000	183,551
4.70%, 4/15/2048	100,000	101,818
4.80%, 2/15/2029	105,000	115,209
4.88%, 6/1/2025	50,000	54,616
4.90%, 4/15/2058	25,000	25,616
5.20%, 3/1/2047	100,000	108,051
5.20%, 12/1/2047 (b)	100,000	107,532
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,671
ONEOK, Inc.:
2.75%, 9/1/2024	100,000	100,765
3.40%, 9/1/2029	100,000	101,670
4.00%, 7/13/2027	30,000	31,851
4.45%, 9/1/2049	40,000	41,429
4.55%, 7/15/2028	50,000	54,964
4.95%, 7/13/2047	150,000	164,347
5.20%, 7/15/2048	25,000	28,507
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	99,976
3.15%, 12/15/2029	100,000	99,627
3.55%, 10/1/2026	10,000	10,454
3.75%, 3/1/2028	25,000	26,083
4.90%, 10/1/2046	10,000	11,240
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	25,793
4.50%, 12/15/2026	50,000	53,188
4.65%, 10/15/2025	400,000	428,568
4.70%, 6/15/2044	25,000	24,318
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	106,103
5.63%, 2/1/2021	95,000	97,694
5.63%, 3/1/2025	200,000	224,836
5.75%, 5/15/2024	75,000	83,672
5.88%, 6/30/2026	250,000	287,445
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	381,069
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	51,893
5.30%, 4/1/2044	25,000	26,460
5.35%, 5/15/2045	25,000	26,767
5.40%, 10/1/2047	150,000	162,876
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	101,117
Security Description	Principal Amount	Value
4.63%, 3/1/2034	$ 250,000	$ 285,647
4.75%, 5/15/2038	100,000	114,406
4.88%, 5/15/2048 (c)	200,000	237,424
7.63%, 1/15/2039	25,000	37,598
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	255,378
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	55,076
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	22,040
Western Midstream Operating L.P.:
4.50%, 3/1/2028	20,000	19,501
4.75%, 8/15/2028	60,000	59,749
5.30%, 3/1/2048	50,000	43,407
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	102,746
3.70%, 1/15/2023	20,000	20,688
3.75%, 6/15/2027	200,000	208,670
3.90%, 1/15/2025	50,000	52,566
4.55%, 6/24/2024	65,000	70,136
5.10%, 9/15/2045	125,000	138,967
5.75%, 6/24/2044	25,000	29,508
		11,287,436
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	55,964
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	60,000	62,564
3.45%, 4/30/2025	100,000	105,399
4.00%, 2/1/2050	100,000	109,790
4.70%, 7/1/2030	35,000	40,244
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	51,744
3.63%, 11/15/2027	30,000	31,589
American Tower Corp.:
2.25%, 1/15/2022	100,000	100,365
2.75%, 1/15/2027	200,000	200,232
3.00%, 6/15/2023	250,000	256,215
3.13%, 1/15/2027	100,000	102,230
3.38%, 10/15/2026	75,000	78,011
3.50%, 1/31/2023	50,000	51,814
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,617
Series GMTN, 2.95%, 5/11/2026	50,000	51,429
Series MTN, 3.20%, 1/15/2028	40,000	41,736

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$ 65,000	$ 68,805
Series MTN, 3.90%, 10/15/2046	50,000	54,678
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	152,086
2.90%, 3/15/2030	35,000	34,905
3.40%, 6/21/2029	100,000	104,767
3.65%, 2/1/2026	100,000	105,923
3.85%, 2/1/2023	75,000	78,643
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	52,334
4.13%, 6/15/2026	50,000	53,154
4.13%, 5/15/2029	100,000	107,456
Camden Property Trust:
3.15%, 7/1/2029	65,000	67,610
4.10%, 10/15/2028	20,000	22,297
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	259,047
3.65%, 9/1/2027	150,000	158,856
3.70%, 6/15/2026	15,000	15,864
4.00%, 3/1/2027	20,000	21,563
4.75%, 5/15/2047	100,000	114,870
5.25%, 1/15/2023	100,000	108,663
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	99,094
4.38%, 2/15/2029	30,000	32,910
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	150,733
3.45%, 11/15/2029	60,000	60,275
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	126,449
3.70%, 8/15/2027	150,000	159,373
3.95%, 7/1/2022	25,000	26,059
Duke Realty L.P. 4.00%, 9/15/2028	100,000	108,506
EPR Properties:
4.50%, 6/1/2027	50,000	53,574
4.95%, 4/15/2028	50,000	54,726
Equinix, Inc.:
2.63%, 11/18/2024	65,000	65,268
3.20%, 11/18/2029	45,000	45,200
5.38%, 5/15/2027	60,000	65,123
5.88%, 1/15/2026	80,000	85,081
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	25,891
3.50%, 3/1/2028	100,000	106,903
4.00%, 8/1/2047	50,000	55,488
4.15%, 12/1/2028 (c)	100,000	112,200
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	25,275
3.63%, 5/1/2027	50,000	52,823
4.00%, 3/1/2029	65,000	70,588
4.50%, 3/15/2048	50,000	57,393
Security Description	Principal Amount	Value
Federal Realty Investment Trust:
3.20%, 6/15/2029	$ 75,000	$ 77,726
3.25%, 7/15/2027	50,000	51,929
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	56,239
4.00%, 1/15/2030	65,000	66,570
5.25%, 6/1/2025	20,000	21,976
5.38%, 11/1/2023	20,000	21,813
5.38%, 4/15/2026	40,000	44,269
5.75%, 6/1/2028	20,000	22,719
HCP, Inc. 3.88%, 8/15/2024	50,000	53,179
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	25,000	26,164
Healthpeak Properties, Inc. 3.00%, 1/15/2030	250,000	250,197
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	24,678
3.88%, 3/1/2027	50,000	52,647
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	49,133
4.50%, 6/15/2023 (c)	25,000	25,996
4.95%, 2/15/2027	70,000	72,257
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	52,761
Series H, 3.38%, 12/15/2029	150,000	151,387
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	198,832
4.65%, 4/1/2029	25,000	27,487
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	49,501
3.45%, 12/15/2024	50,000	52,053
4.75%, 12/15/2028	25,000	28,354
Kimco Realty Corp.:
2.80%, 10/1/2026 (c)	50,000	50,245
3.30%, 2/1/2025	40,000	41,633
3.70%, 10/1/2049	100,000	97,520
3.80%, 4/1/2027	25,000	26,515
Liberty Property L.P. 4.38%, 2/1/2029	65,000	73,956
Life Storage L.P. 4.00%, 6/15/2029	100,000	106,940
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	53,250
3.95%, 3/15/2029	100,000	109,136
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	52,503
4.30%, 10/15/2028	35,000	38,729
Office Properties Income Trust 4.25%, 5/15/2024	50,000	51,964
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	50,777
4.38%, 8/1/2023	150,000	159,271

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Physicians Realty L.P. 3.95%, 1/15/2028	$ 100,000	$ 104,186
Prologis L.P.:
3.75%, 11/1/2025	50,000	54,163
4.25%, 8/15/2023	150,000	160,603
Public Storage 2.37%, 9/15/2022	125,000	126,392
Realty Income Corp.:
3.65%, 1/15/2028	100,000	107,898
3.88%, 4/15/2025	100,000	107,920
4.13%, 10/15/2026	50,000	54,795
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	54,022
4.40%, 2/1/2047	150,000	170,470
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	27,030
Sabra Health Care L.P./Sabra Capital Corp. 4.80%, 6/1/2024	25,000	26,592
Service Properties Trust 4.35%, 10/1/2024	100,000	102,952
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	352,961
2.63%, 6/15/2022	100,000	101,579
2.75%, 6/1/2023	200,000	204,680
4.25%, 11/30/2046	50,000	57,131
Spirit Realty L.P. 3.40%, 1/15/2030	100,000	100,418
STORE Capital Corp. 4.50%, 3/15/2028	50,000	54,615
Tanger Properties L.P. 3.88%, 7/15/2027 (c)	50,000	51,186
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	156,664
Series MTN, 2.95%, 9/1/2026	25,000	25,359
Series MTN, 3.50%, 7/1/2027	50,000	52,465
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,207
3.00%, 1/15/2030	50,000	49,812
3.10%, 1/15/2023	50,000	51,244
3.85%, 4/1/2027	100,000	105,805
4.00%, 3/1/2028	100,000	107,038
4.38%, 2/1/2045	75,000	80,935
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	150,000	147,489
3.95%, 8/15/2027	40,000	42,072
4.60%, 2/6/2024	5,000	5,409
4.63%, 11/1/2025	50,000	54,795
4.88%, 6/1/2026	10,000	11,049
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	52,176
Welltower, Inc.:
2.70%, 2/15/2027	50,000	50,283
3.10%, 1/15/2030	55,000	55,775
Security Description	Principal Amount	Value
4.00%, 6/1/2025	$ 175,000	$ 188,760
4.13%, 3/15/2029	100,000	109,314
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	216,916
4.63%, 9/15/2023	25,000	26,924
WP Carey, Inc. 3.85%, 7/15/2029	100,000	105,646
		10,660,468
RETAIL — 0.7%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,253
AutoZone, Inc.:
3.13%, 4/18/2024	100,000	104,018
3.75%, 6/1/2027	100,000	106,708
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	54,848
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	151,767
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	15,746
4.55%, 2/15/2048	15,000	15,234
Dollar General Corp.:
4.13%, 5/1/2028 (c)	70,000	77,066
4.15%, 11/1/2025	25,000	27,227
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	99,008
4.00%, 5/15/2025	100,000	106,930
4.20%, 5/15/2028	45,000	48,338
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	100,308
2.13%, 9/15/2026	150,000	149,709
2.63%, 6/1/2022	150,000	152,832
2.80%, 9/14/2027	250,000	259,757
3.00%, 4/1/2026	350,000	365,837
3.75%, 2/15/2024	25,000	26,732
3.90%, 6/15/2047	200,000	226,442
4.25%, 4/1/2046	35,000	41,260
5.95%, 4/1/2041	50,000	70,509
Kohl's Corp. 5.55%, 7/17/2045	20,000	20,358
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	50,286
3.10%, 5/3/2027	200,000	206,850
3.38%, 9/15/2025	25,000	26,413
3.70%, 4/15/2046	50,000	51,018
4.05%, 5/3/2047	300,000	324,105
4.25%, 9/15/2044	25,000	27,099
4.38%, 9/15/2045	25,000	27,766
4.65%, 4/15/2042	25,000	28,664
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (c)	25,000	25,246
4.50%, 12/15/2034	6,000	5,721
McDonald's Corp.:
Series MTN, 2.63%, 9/1/2029 (c)	75,000	75,069

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series MTN, 3.35%, 4/1/2023	$ 80,000	$ 83,248
Series MTN, 3.50%, 3/1/2027	50,000	53,354
Series MTN, 3.70%, 1/30/2026	75,000	80,599
Series MTN, 3.80%, 4/1/2028	100,000	108,934
Series MTN, 4.45%, 3/1/2047	125,000	143,421
Series MTN, 4.45%, 9/1/2048	20,000	23,027
Series MTN, 4.70%, 12/9/2035	150,000	178,363
Series MTN, 4.88%, 12/9/2045	100,000	121,065
Nordstrom, Inc. 4.38%, 4/1/2030	55,000	56,065
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	53,459
4.35%, 6/1/2028	100,000	111,526
QVC, Inc. 5.45%, 8/15/2034	50,000	47,861
Starbucks Corp.:
3.80%, 8/15/2025	50,000	53,977
3.85%, 10/1/2023	25,000	26,536
4.00%, 11/15/2028 (c)	50,000	55,463
4.45%, 8/15/2049	100,000	115,881
4.50%, 11/15/2048	30,000	34,702
Target Corp.:
2.50%, 4/15/2026	50,000	51,154
3.38%, 4/15/2029	100,000	108,695
3.90%, 11/15/2047	250,000	287,880
4.00%, 7/1/2042	50,000	57,431
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	50,234
Walgreen Co. 3.10%, 9/15/2022	25,000	25,526
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	203,882
3.45%, 6/1/2026	250,000	254,237
4.50%, 11/18/2034	25,000	25,898
4.65%, 6/1/2046 (c)	25,000	25,126
Walmart, Inc.:
2.65%, 12/15/2024	150,000	154,815
3.13%, 6/23/2021	250,000	255,345
3.25%, 7/8/2029	80,000	86,039
3.30%, 4/22/2024	325,000	341,760
3.63%, 12/15/2047	250,000	277,007
3.70%, 6/26/2028	100,000	110,224
3.95%, 6/28/2038	125,000	145,280
4.05%, 6/29/2048	185,000	219,752
		7,121,890
SEMICONDUCTORS — 0.5%
Analog Devices, Inc. 2.95%, 1/12/2021	50,000	50,434
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	27,289
4.35%, 4/1/2047 (c)	100,000	120,689
5.10%, 10/1/2035	50,000	62,873
Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	$ 200,000	$ 201,158
3.63%, 1/15/2024	350,000	362,488
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	250,000	253,027
3.63%, 10/15/2024 (b)	150,000	155,803
4.75%, 4/15/2029 (b) (c)	150,000	164,026
Intel Corp.:
2.35%, 5/11/2022	50,000	50,638
2.45%, 11/15/2029	150,000	149,799
2.88%, 5/11/2024	200,000	207,466
3.15%, 5/11/2027	200,000	211,904
3.25%, 11/15/2049	150,000	151,945
3.30%, 10/1/2021	25,000	25,703
4.10%, 5/19/2046	370,000	427,439
4.10%, 5/11/2047	50,000	57,744
KLA Corp. 4.10%, 3/15/2029	65,000	71,082
Lam Research Corp.:
3.75%, 3/15/2026	50,000	53,738
4.00%, 3/15/2029	280,000	308,241
4.88%, 3/15/2049 (c)	25,000	31,429
Micron Technology, Inc. 4.66%, 2/15/2030	200,000	220,308
NVIDIA Corp. 3.20%, 9/16/2026	50,000	52,484
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (b)	100,000	108,932
QUALCOMM, Inc.:
2.60%, 1/30/2023 (c)	200,000	203,582
2.90%, 5/20/2024	200,000	206,422
3.25%, 5/20/2027	50,000	52,605
3.45%, 5/20/2025	50,000	52,972
4.30%, 5/20/2047	50,000	57,291
4.80%, 5/20/2045	25,000	30,608
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	73,337
3.88%, 3/15/2039	250,000	284,025
4.15%, 5/15/2048	150,000	179,173
Xilinx, Inc. 2.95%, 6/1/2024	50,000	51,425
		4,718,079
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	251,235
4.50%, 6/15/2047	150,000	171,861
Adobe, Inc. 3.25%, 2/1/2025	25,000	26,405
Autodesk, Inc. 3.50%, 6/15/2027	50,000	52,402
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	50,100

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Electronic Arts, Inc. 3.70%, 3/1/2021	$ 25,000	$ 25,459
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	206,778
3.75%, 5/21/2029	20,000	21,867
3.88%, 6/5/2024	7,000	7,465
Fiserv, Inc.:
2.75%, 7/1/2024	100,000	101,908
3.20%, 7/1/2026	275,000	285,582
3.50%, 7/1/2029	65,000	68,423
3.80%, 10/1/2023	150,000	158,454
4.20%, 10/1/2028	65,000	71,894
4.40%, 7/1/2049	60,000	68,242
Microsoft Corp.:
1.55%, 8/8/2021	200,000	199,686
2.00%, 8/8/2023	50,000	50,308
2.40%, 2/6/2022	300,000	304,266
2.40%, 8/8/2026	200,000	202,582
2.88%, 2/6/2024	300,000	311,340
3.13%, 11/3/2025	50,000	52,885
3.30%, 2/6/2027	280,000	299,594
3.45%, 8/8/2036	50,000	54,823
3.63%, 12/15/2023	25,000	26,604
3.70%, 8/8/2046	350,000	394,971
3.95%, 8/8/2056	75,000	88,591
4.00%, 2/12/2055	75,000	88,691
4.10%, 2/6/2037	250,000	295,232
4.20%, 11/3/2035	65,000	77,188
4.25%, 2/6/2047	150,000	184,183
4.45%, 11/3/2045	275,000	344,688
5.20%, 6/1/2039	50,000	67,377
Oracle Corp.:
1.90%, 9/15/2021	200,000	200,408
2.40%, 9/15/2023	200,000	203,212
2.50%, 5/15/2022	50,000	50,755
2.63%, 2/15/2023	235,000	239,982
2.65%, 7/15/2026	45,000	46,061
2.80%, 7/8/2021	250,000	253,842
2.95%, 11/15/2024	200,000	207,936
2.95%, 5/15/2025	10,000	10,418
3.80%, 11/15/2037	180,000	196,439
3.85%, 7/15/2036	150,000	164,902
3.90%, 5/15/2035	5,000	5,576
4.00%, 7/15/2046	180,000	199,942
4.30%, 7/8/2034	200,000	234,210
4.38%, 5/15/2055	10,000	11,860
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	285,829
3.70%, 4/11/2028	25,000	27,462
VMware, Inc. 3.90%, 8/21/2027	150,000	156,906
		7,106,824
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	$ 100,000	$ 102,436
4.38%, 7/16/2042	50,000	56,119
4.38%, 4/22/2049	200,000	228,570
6.13%, 3/30/2040	100,000	134,347
AT&T, Inc.:
2.95%, 7/15/2026	200,000	204,186
3.20%, 3/1/2022	250,000	256,000
3.40%, 5/15/2025	250,000	262,172
3.55%, 6/1/2024	25,000	26,287
3.80%, 2/15/2027	150,000	160,577
3.90%, 3/11/2024	25,000	26,567
4.10%, 2/15/2028	184,000	200,172
4.13%, 2/17/2026	350,000	379,484
4.35%, 3/1/2029	360,000	399,859
4.45%, 4/1/2024	25,000	27,070
4.50%, 5/15/2035	300,000	334,374
4.55%, 3/9/2049	208,000	230,988
4.65%, 6/1/2044	25,000	27,508
4.75%, 5/15/2046	30,000	33,924
4.80%, 6/15/2044	50,000	57,047
4.85%, 3/1/2039	70,000	80,866
4.85%, 7/15/2045	50,000	57,254
5.15%, 11/15/2046	300,000	358,377
5.15%, 2/15/2050	150,000	181,421
5.25%, 3/1/2037	400,000	478,700
5.45%, 3/1/2047	250,000	309,640
5.65%, 2/15/2047	150,000	190,465
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	62,438
4.46%, 4/1/2048	30,000	34,694
British Telecommunications PLC 5.13%, 12/4/2028	200,000	229,860
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	200,324
2.20%, 2/28/2021	100,000	100,510
3.00%, 6/15/2022	25,000	25,743
3.50%, 6/15/2025	25,000	26,972
3.63%, 3/4/2024	25,000	26,750
5.50%, 1/15/2040	300,000	408,996
Corning, Inc.:
4.38%, 11/15/2057	25,000	25,611
5.35%, 11/15/2048	100,000	125,342
5.75%, 8/15/2040	25,000	30,834
Juniper Networks, Inc. 3.75%, 8/15/2029	100,000	104,111
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	26,539
4.60%, 2/23/2028	125,000	135,669
4.60%, 5/23/2029	50,000	55,052
Orange SA 5.50%, 2/6/2044 (c)	50,000	66,302
Rogers Communications, Inc.:

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.00%, 3/15/2023	$ 30,000	$ 30,789
3.70%, 11/15/2049	50,000	50,719
4.30%, 2/15/2048	40,000	44,352
4.35%, 5/1/2049	155,000	173,205
5.00%, 3/15/2044	50,000	60,748
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	167,420
5.21%, 3/8/2047	300,000	357,042
5.52%, 3/1/2049	150,000	187,507
7.05%, 6/20/2036	25,000	35,061
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,909
TELUS Corp. 4.60%, 11/16/2048	150,000	176,787
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	50,840
3.13%, 3/16/2022	250,000	256,600
3.38%, 2/15/2025	250,000	264,652
3.50%, 11/1/2024	50,000	53,021
3.88%, 2/8/2029	10,000	11,031
4.27%, 1/15/2036	28,000	31,699
4.33%, 9/21/2028	285,000	323,580
4.40%, 11/1/2034	250,000	290,777
4.50%, 8/10/2033	250,000	292,317
4.52%, 9/15/2048	25,000	29,939
4.81%, 3/15/2039	100,000	120,904
5.01%, 4/15/2049	150,000	191,991
5.15%, 9/15/2023	300,000	333,165
5.25%, 3/16/2037	150,000	188,257
5.50%, 3/16/2047	350,000	474,285
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	179,605
4.13%, 5/30/2025	50,000	54,283
4.38%, 5/30/2028	305,000	338,065
4.38%, 2/19/2043	75,000	80,617
5.00%, 5/30/2038	250,000	289,125
5.25%, 5/30/2048	225,000	270,659
		11,935,108
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	30,282
3.90%, 11/19/2029	100,000	100,761
		131,043
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	105,833
3.75%, 4/1/2024	25,000	26,617
3.90%, 8/1/2046	100,000	110,034
4.05%, 6/15/2048	155,000	176,072
4.13%, 6/15/2047	150,000	170,451
4.15%, 12/15/2048	30,000	34,690
4.45%, 3/15/2043	50,000	58,526
Security Description	Principal Amount	Value
4.55%, 9/1/2044	$ 50,000	$ 59,651
4.90%, 4/1/2044	125,000	154,965
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	102,841
2.95%, 11/21/2024	50,000	51,655
3.20%, 8/2/2046	25,000	25,812
3.65%, 2/3/2048	50,000	55,235
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	110,640
4.80%, 9/15/2035	30,000	35,747
CSX Corp.:
2.40%, 2/15/2030	50,000	48,880
3.25%, 6/1/2027	50,000	52,514
3.35%, 9/15/2049	65,000	64,240
3.40%, 8/1/2024	25,000	26,438
3.80%, 3/1/2028	50,000	54,513
3.80%, 11/1/2046	100,000	105,851
4.10%, 3/15/2044	75,000	82,066
4.25%, 3/15/2029	95,000	107,105
4.30%, 3/1/2048	50,000	56,878
4.50%, 3/15/2049	125,000	146,387
4.65%, 3/1/2068	50,000	57,220
FedEx Corp.:
3.40%, 1/14/2022	150,000	154,192
3.40%, 2/15/2028 (c)	50,000	51,059
3.90%, 2/1/2035	200,000	202,824
4.00%, 1/15/2024	25,000	26,733
4.05%, 2/15/2048	50,000	48,024
4.55%, 4/1/2046	100,000	103,068
4.75%, 11/15/2045	25,000	26,536
4.95%, 10/17/2048	100,000	109,550
Kansas City Southern:
2.88%, 11/15/2029	65,000	64,960
4.70%, 5/1/2048	50,000	58,339
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	154,557
3.00%, 4/1/2022	25,000	25,504
3.15%, 6/1/2027	50,000	52,189
3.40%, 11/1/2049	100,000	99,362
3.94%, 11/1/2047	100,000	107,406
4.45%, 6/15/2045	19,000	21,836
5.10%, 8/1/2118	50,000	58,925
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	40,000	40,275
Series MTN, 2.80%, 3/1/2022	100,000	101,121
Series MTN, 3.45%, 11/15/2021	100,000	102,229
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	51,067
2.95%, 3/1/2022	350,000	357,588
3.20%, 6/8/2021	35,000	35,655
3.50%, 6/8/2023	50,000	52,379
3.80%, 10/1/2051	52,000	55,217
3.84%, 3/20/2060 (b)	130,000	131,984
3.95%, 9/10/2028	280,000	309,061

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.05%, 3/1/2046	$ 175,000	$ 189,341
4.10%, 9/15/2067	15,000	15,482
4.38%, 9/10/2038	110,000	125,297
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	150,411
2.35%, 5/16/2022	50,000	50,557
2.40%, 11/15/2026	30,000	30,269
2.45%, 10/1/2022	125,000	126,990
2.50%, 4/1/2023	150,000	152,178
3.05%, 11/15/2027	50,000	52,580
3.75%, 11/15/2047	175,000	187,906
		5,763,512
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	52,242
4.55%, 11/7/2028	50,000	54,580
4.70%, 4/1/2029	25,000	27,917
		134,739
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	123,431
3.40%, 3/1/2025	25,000	26,246
3.75%, 9/1/2028	100,000	107,767
3.75%, 9/1/2047	100,000	105,344
4.30%, 12/1/2042	25,000	28,174
		390,962
TOTAL CORPORATE BONDS & NOTES (Cost $255,726,811)		269,931,317
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	100,710
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	200,774
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	102,767
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	50,037
Ford Credit Auto Lease Trust Series 2019-B, Class A3, 2.22%, 10/15/2022	200,000	200,244
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	100,000	100,883
Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A3, 2.65%, 2/16/2024	$ 200,000	$ 201,646
Honda Auto Receivables Owner Trust Series 2019-3, Class A3, 1.78%, 8/15/2023	200,000	199,595
Hyundai Auto Receivables Trust Series 2019-B, Class A3, 1.94%, 2/15/2024	55,000	54,999
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	100,000	100,007
Nissan Auto Lease Trust 2018-A Series 2018-A, Class A4, 3.35%, 9/15/2023	200,000	202,892
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	60,000	60,823
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	100,000	101,545
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	86,028
Toyota Auto Receivables Owner Trust Series 2019-C, Class A3, 1.91%, 9/15/2023	400,000	400,137
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,243
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	50,000	50,567
		2,325,897
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	69,524
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	303,538
Series 2019-1, 2.87%, 10/15/2024	100,000	102,160
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	304,351

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.66%, 6/17/2024	$ 200,000	$ 199,344
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	665,135
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	101,023
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	150,000	151,276
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	401,453
		2,297,804
TOTAL ASSET-BACKED SECURITIES (Cost $4,607,452)		4,623,701
FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.63%, 09/17/2022	40,000	39,923
1.88%, 01/20/2021	100,000	100,129
2.63%, 01/31/2022	200,000	203,678
Series GMTN, 2.88%, 03/13/2023	100,000	103,595
		447,325
CANADA — 0.5%
Canada Government International Bond 2.00%, 11/15/2022	275,000	277,717
Export Development Canada:
1.38%, 10/21/2021	50,000	49,756
1.50%, 05/26/2021	50,000	49,881
1.75%, 07/18/2022	150,000	150,345
2.00%, 05/17/2022	50,000	50,391
2.50%, 01/24/2023	200,000	204,864
Province of Alberta Canada:
2.20%, 07/26/2022	50,000	50,515
3.30%, 03/15/2028	650,000	704,593
Province of British Columbia Canada:
2.25%, 06/02/2026 (c)	150,000	152,148
2.65%, 09/22/2021	50,000	50,814
Province of Manitoba Canada:
2.13%, 06/22/2026 (c)	250,000	250,455
Series GX, 2.60%, 04/16/2024	100,000	102,862
Security Description	Principal Amount	Value
Province of New Brunswick Canada 3.63%, 2/24/2028	$ 50,000	$ 54,834
Province of Ontario Canada:
2.00%, 10/02/2029	250,000	246,177
2.20%, 10/03/2022 (c)	250,000	252,770
2.40%, 02/08/2022	350,000	354,525
2.50%, 09/10/2021	25,000	25,314
2.50%, 04/27/2026 (c)	350,000	359,240
2.55%, 02/12/2021	200,000	201,706
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	202,592
2.50%, 04/20/2026	250,000	256,865
2.63%, 02/13/2023 (c)	250,000	256,640
2.75%, 08/25/2021	50,000	50,842
2.75%, 04/12/2027	200,000	208,956
Series QO, 2.88%, 10/16/2024	200,000	209,188
		4,773,990
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	52,082
3.24%, 02/06/2028	200,000	210,648
3.86%, 06/21/2047	300,000	334,257
		596,987
COLOMBIA — 0.2%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	211,578
4.00%, 02/26/2024	275,000	289,745
4.50%, 01/28/2026	250,000	272,283
4.50%, 03/15/2029	250,000	277,347
5.00%, 06/15/2045	200,000	232,680
5.20%, 05/15/2049	250,000	301,340
5.63%, 02/26/2044	200,000	248,770
		1,833,743
GERMANY — 0.5%
FMS Wertmanagement:
2.75%, 03/06/2023	300,000	309,855
2.75%, 01/30/2024	250,000	259,597
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037 (c)	100,000	66,337
1.38%, 08/05/2024 (c)	200,000	196,802
1.50%, 06/15/2021	700,000	698,425
2.00%, 05/02/2025	100,000	101,135
2.13%, 03/07/2022	250,000	252,525
2.13%, 06/15/2022	250,000	252,802
2.13%, 01/17/2023	100,000	101,345
2.38%, 12/29/2022 (c)	250,000	255,222
2.50%, 02/15/2022	500,000	508,705
2.50%, 11/20/2024	300,000	310,497
2.63%, 04/12/2021	300,000	303,627
2.63%, 01/25/2022	50,000	50,974

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
2.63%, 02/28/2024	$ 500,000	$ 517,710
2.88%, 04/03/2028	490,000	525,133
Series GMTN, 3.13%, 12/15/2021 (c)	500,000	514,270
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	105,374
Series 36, 2.00%, 12/06/2021	150,000	150,953
Series 37, 2.50%, 11/15/2027	50,000	52,135
		5,533,423
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	394,622
6.38%, 03/29/2021	150,000	158,337
		552,959
INDONESIA — 0.0%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	279,532
4.75%, 02/11/2029	150,000	171,842
5.35%, 02/11/2049 (c)	100,000	129,029
		580,403
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	104,401
3.25%, 01/17/2028	100,000	107,416
4.00%, 06/30/2022	50,000	52,513
4.13%, 01/17/2048	100,000	115,343
		379,673
ITALY — 0.1%
Republic of Italy Government International Bond:
2.38%, 10/17/2024	200,000	195,938
2.88%, 10/17/2029	200,000	189,906
4.00%, 10/17/2049	200,000	191,206
5.38%, 06/15/2033 (c)	50,000	58,052
		635,102
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021 (c)	25,000	24,877
1.63%, 10/17/2022	200,000	198,594
1.75%, 10/17/2024	200,000	197,336
2.50%, 06/01/2022	200,000	202,904
2.50%, 05/23/2024	200,000	203,894
2.75%, 11/16/2027	200,000	207,660
2.88%, 07/21/2027	100,000	104,622
3.25%, 07/20/2023	150,000	156,750
3.38%, 10/31/2023	200,000	210,554
Series DTC, 1.88%, 04/20/2021	225,000	225,045
Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$ 200,000	$ 202,470
		1,934,706
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	103,068
3.75%, 01/11/2028	100,000	104,016
4.00%, 10/02/2023	80,000	84,308
4.13%, 01/21/2026	125,000	133,543
4.15%, 03/28/2027	400,000	428,880
4.50%, 04/22/2029	250,000	274,702
4.50%, 01/31/2050	250,000	270,815
4.60%, 02/10/2048	400,000	438,152
5.55%, 01/21/2045 (c)	450,000	554,233
6.05%, 01/11/2040	30,000	39,005
Series MTN, 4.75%, 03/08/2044	100,000	110,592
		2,541,314
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	200,000	206,258
3.75%, 03/16/2025	150,000	159,336
3.88%, 03/17/2028	200,000	217,542
4.50%, 05/15/2047	50,000	59,510
4.50%, 04/16/2050	200,000	237,112
6.70%, 01/26/2036	50,000	70,108
		949,866
PERU — 0.0% (a)
Peruvian Government International Bond:
2.84%, 06/20/2030 (c)	55,000	56,775
4.13%, 08/25/2027	150,000	168,087
5.63%, 11/18/2050 (c)	150,000	219,340
6.55%, 03/14/2037	25,000	36,532
		480,734
PHILIPPINES — 0.2%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	226,800
3.70%, 02/02/2042 (c)	100,000	113,486
3.75%, 01/14/2029	500,000	552,415
3.95%, 01/20/2040	200,000	229,616
4.00%, 01/15/2021	100,000	102,114
4.20%, 01/21/2024	300,000	323,451
5.00%, 01/13/2037	150,000	191,553
7.75%, 01/14/2031	100,000	147,885
		1,887,320
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	51,530

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.25%, 04/06/2026	$ 175,000	$ 185,614
4.00%, 01/22/2024	150,000	161,418
5.00%, 03/23/2022	50,000	53,450
5.13%, 04/21/2021	250,000	260,672
		712,684
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	100,162
2.38%, 04/21/2027	25,000	24,803
3.00%, 11/01/2022 (c)	250,000	256,535
3.25%, 11/10/2025	150,000	158,156
3.50%, 11/27/2021	250,000	256,980
Korea Development Bank:
2.50%, 01/13/2021	100,000	100,524
2.75%, 03/19/2023	200,000	203,646
3.00%, 01/13/2026	100,000	102,913
Korea International Bank 3.50%, 9/20/2028	200,000	217,808
		1,421,527
SUPRANATIONAL — 1.6%
African Development Bank:
3.00%, 09/20/2023	150,000	157,013
Series GDIF, 1.25%, 07/26/2021	25,000	24,839
Series GDIF, 2.63%, 03/22/2021	100,000	101,136
Series GMTN, 1.63%, 09/16/2022	210,000	209,769
Series GMTN, 3.00%, 12/06/2021 (c)	30,000	30,762
Asian Development Bank:
1.50%, 10/18/2024	200,000	197,784
2.63%, 01/30/2024	200,000	206,930
Series GMTN, 1.63%, 03/16/2021	150,000	149,922
Series GMTN, 1.75%, 06/08/2021	100,000	100,119
Series GMTN, 1.75%, 09/13/2022	250,000	250,567
Series GMTN, 2.00%, 02/16/2022	150,000	151,085
Series GMTN, 2.00%, 04/24/2026	100,000	100,767
Series GMTN, 2.13%, 11/24/2021	75,000	75,670
Series GMTN, 2.25%, 01/20/2021	300,000	301,812
Series GMTN, 2.38%, 08/10/2027	50,000	51,582
Series GMTN, 2.50%, 11/02/2027	100,000	104,250
Series GMTN, 2.63%, 01/12/2027	50,000	52,416
Series GMTN, 2.75%, 03/17/2023	85,000	87,834
Security Description	Principal Amount	Value
Series GMTN, 3.13%, 09/26/2028	$ 50,000	$ 54,711
Series MTN, 1.88%, 07/19/2022	400,000	402,116
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	49,893
2.75%, 01/06/2023	100,000	101,030
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	49,947
1.75%, 09/26/2022	100,000	100,227
2.50%, 02/27/2024	30,000	30,885
2.63%, 02/13/2023	60,000	61,717
European Bank for Reconstruction & Development:
Series GMTN, 1.88%, 02/23/2022	75,000	75,315
Series GMTN, 2.00%, 02/01/2021	250,000	250,785
Series GMTN, 2.75%, 04/26/2021	150,000	152,034
European Investment Bank:
1.63%, 06/15/2021 (c)	150,000	149,952
1.88%, 02/10/2025	100,000	100,585
2.00%, 03/15/2021 (c)	225,000	225,893
2.00%, 12/15/2022	250,000	252,412
2.13%, 10/15/2021	50,000	50,420
2.13%, 04/13/2026 (c)	100,000	101,583
2.25%, 03/15/2022 (c)	250,000	253,205
2.38%, 06/15/2022 (c)	350,000	356,055
2.38%, 05/24/2027	100,000	103,356
2.50%, 04/15/2021	50,000	50,529
2.50%, 03/15/2023	145,000	148,742
2.50%, 10/15/2024 (c)	25,000	25,856
2.63%, 05/20/2022	2,000,000	2,045,260
Series DIP, 1.38%, 09/15/2021 (c)	200,000	199,086
Series GMTN, 2.38%, 05/13/2021 (c)	250,000	252,425
Series GMTN, 2.88%, 08/15/2023	350,000	364,528
Series GMTN, 3.13%, 12/14/2023	350,000	369,106
Inter-American Development Bank:
1.88%, 03/15/2021 (c)	250,000	250,612
1.88%, 07/23/2021	100,000	100,342
2.00%, 07/23/2026	100,000	100,720
2.25%, 06/18/2029	250,000	255,910
2.38%, 07/07/2027	100,000	103,273
2.50%, 01/18/2023	100,000	102,427
3.00%, 02/21/2024	100,000	104,967
3.13%, 09/18/2028	100,000	109,214
4.38%, 01/24/2044	75,000	99,926

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 09/14/2022	$ 350,000	$ 350,770
Series GMTN, 2.13%, 01/18/2022	350,000	353,339
Series GMTN, 2.63%, 04/19/2021	190,000	192,364
Series GMTN, 3.00%, 09/26/2022	100,000	103,547
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	302,064
2.13%, 07/01/2022	200,000	202,300
3.00%, 09/27/2023	350,000	366,698
Series GDIF, 1.38%, 05/24/2021	275,000	273,919
Series GDIF, 1.38%, 09/20/2021	300,000	298,593
Series GDIF, 1.50%, 08/28/2024	400,000	395,604
Series GDIF, 1.75%, 10/23/2029	250,000	244,707
Series GDIF, 1.88%, 06/19/2023	300,000	302,070
Series GDIF, 2.13%, 12/13/2021	400,000	403,700
Series GDIF, 2.50%, 11/25/2024	300,000	310,392
Series GDIF, 2.50%, 07/29/2025	200,000	207,480
Series GDIF, 2.50%, 11/22/2027	250,000	260,932
Series GDIF, 2.75%, 07/23/2021	450,000	457,546
Series GMTN, 4.75%, 02/15/2035	25,000	32,651
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	124,005
Series GMTN, 2.13%, 04/07/2026	100,000	101,655
Series GMTN, 2.25%, 01/25/2021	300,000	301,797
Series GMTN, 2.88%, 07/31/2023	150,000	156,227
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	201,822
2.25%, 02/01/2021 (c)	300,000	301,695
		16,205,178
SWEDEN — 0.1%
Svensk Exportkredit AB:
1.63%, 11/14/2022	200,000	199,494
2.00%, 08/30/2022	200,000	201,398
Series GMTN, 3.13%, 11/08/2021 (c)	250,000	256,410
		657,302
Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	$ 225,000	$ 248,222
4.38%, 01/23/2031	280,000	313,015
5.10%, 06/18/2050	175,000	210,459
		771,696
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $41,519,321)		42,895,932
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Farm Credit Banks:
1.60%, 12/28/2021	100,000	99,873
1.84%, 11/14/2022	250,000	249,775
2.53%, 2/14/2022	500,000	508,360
2.59%, 8/27/2029	150,000	149,630
2.60%, 1/18/2022	150,000	152,733
2.65%, 8/13/2029	250,000	249,493
2.88%, 7/17/2023	100,000	103,513
3.08%, 8/12/2039	75,000	74,655
3.50%, 12/20/2023	50,000	53,444
Federal Home Loan Bank:
1.13%, 7/14/2021 (c)	400,000	397,124
1.38%, 2/18/2021	100,000	99,740
1.50%, 8/15/2024	190,000	188,227
1.63%, 11/19/2021	340,000	340,170
1.63%, 12/20/2021	140,000	140,035
1.88%, 7/7/2021	230,000	230,913
2.00%, 9/13/2021	200,000	200,054
2.00%, 12/11/2024	150,000	149,897
2.05%, 9/26/2024	250,000	249,833
2.50%, 2/13/2024	220,000	226,877
2.88%, 9/13/2024	50,000	52,573
3.25%, 6/9/2028	500,000	544,600
3.25%, 11/16/2028 (c)	30,000	32,841
3.38%, 12/8/2023	50,000	53,250
5.50%, 7/15/2036	135,000	189,464
Series 0000, 2.00%, 8/26/2022	100,000	100,013
Series 0000, 2.13%, 12/30/2024	250,000	249,920
Series 0000, 2.25%, 6/11/2021	75,000	75,675
Federal Home Loan Mortgage Corp.:
2.00%, 5/28/2024	200,000	199,978
2.13%, 10/21/2022	100,000	100,031
2.13%, 9/12/2024	350,000	349,972
2.38%, 2/16/2021	250,000	252,118
2.38%, 1/13/2022	325,000	329,774
2.50%, 10/1/2029	39,482	39,989
2.50%, 1/1/2031	79,884	80,927

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
2.50%, 5/1/2031	$ 131,016	$ 132,769
2.50%, 6/1/2031	239,139	242,340
2.50%, 10/1/2031	221,540	224,505
2.50%, 12/1/2031	257,286	260,730
2.50%, 12/1/2032	1,165,346	1,180,329
2.50%, 2/1/2033	1,394,460	1,412,388
2.50%, 9/1/2046	1,900,888	1,894,618
3.00%, 10/1/2030	499,727	516,259
3.00%, 12/1/2030	101,031	104,076
3.00%, 5/1/2031	79,318	81,599
3.00%, 12/1/2031	403,679	415,285
3.00%, 2/1/2032	619,841	637,661
3.00%, 5/1/2032	652,655	671,983
3.00%, 7/1/2032	199,659	205,572
3.00%, 1/1/2033	850,917	876,116
3.00%, 5/1/2035	59,758	61,609
3.00%, 4/1/2036	429,193	441,119
3.00%, 6/1/2036	261,697	268,969
3.00%, 2/1/2038	1,089,357	1,118,090
3.00%, 1/1/2043	2,889,428	2,978,686
3.00%, 7/1/2043	3,170,578	3,263,958
3.00%, 6/1/2045	93,713	96,162
3.00% 8/1/2045	514,590	529,576
3.00%, 4/1/2046	413,247	423,218
3.00% 6/1/2046	4,008,717	4,123,553
3.00%, 8/1/2046	717,365	734,675
3.00%, 9/1/2046	233,911	239,555
3.00%, 10/1/2046	399,165	408,797
3.00% 11/1/2046	1,283,851	1,314,829
3.00% 12/1/2046	1,134,484	1,161,858
3.00%, 1/1/2047	844,990	865,379
3.00% 2/1/2047	1,631,993	1,671,915
3.00%, 4/1/2047	2,787,430	2,858,507
3.00%, 11/1/2047	846,657	864,066
3.00%, 1/1/2048	1,312,575	1,339,564
3.00%, 2/1/2048	23,205	23,682
3.00%, 9/1/2049	980,309	994,467
3.50%, 4/1/2032	362,894	377,551
3.50%, 6/1/2033	911,746	945,761
3.50%, 9/1/2033	664,505	689,296
3.50%, 11/1/2034	245,775	257,363
3.50%, 3/1/2037	346,388	361,324
3.50%, 4/1/2042	269,184	283,761
3.50%, 12/1/2042	222,010	233,835
3.50%, 8/1/2043	597,372	629,214
3.50%, 5/1/2044	1,862,071	1,965,647
3.50%, 11/1/2044	48,872	51,222
3.50%, 1/1/2045	64,542	67,645
3.50% 7/1/2045	366,367	383,554
3.50%, 10/1/2045	65,318	68,312
3.50% 12/1/2045	741,011	775,352
3.50%, 1/1/2046	95,016	99,371
3.50%, 3/1/2046	198,184	206,755
3.50%, 4/1/2046	289,609	302,135
3.50%, 6/1/2046	325,158	339,221
Security Description	Principal Amount	Value
3.50%, 8/1/2046	$ 3,468,329	$ 3,627,306
3.50%, 9/1/2046	46,312	48,434
3.50%, 12/1/2046	981,991	1,024,462
3.50%, 2/1/2047	694,652	724,695
3.50%, 3/1/2047	707,934	735,757
3.50%, 4/1/2047	462,968	481,164
3.50%, 6/1/2047	493,189	512,572
3.50% 10/1/2047	778,953	809,565
3.50%, 11/1/2047	211,178	219,478
3.50%, 12/1/2047	420,432	436,956
3.50%, 1/1/2048	2,077,273	2,158,913
3.50%, 7/1/2048	1,102,807	1,137,336
3.50%, 4/1/2049	1,124,608	1,157,288
3.50%, 7/1/2049	2,747,902	2,826,941
3.50%, 10/1/2049	220,949	227,304
4.00%, 4/1/2025	2,794	2,796
4.00%, 11/1/2033	725,502	758,566
4.00%, 4/1/2042	35,533	38,044
4.00%, 6/1/2042	94,731	101,465
4.00%, 7/1/2042	1,813,760	1,941,958
4.00%, 12/1/2044	42,248	44,961
4.00%, 4/1/2045	34,805	36,916
4.00%, 10/1/2045	85,076	90,237
4.00%, 12/1/2045	140,018	148,512
4.00%, 1/1/2046	580,384	615,591
4.00%, 2/1/2046	221,558	234,998
4.00%, 7/1/2046	18,392	19,410
4.00%, 1/1/2047	620,801	655,160
4.00%, 2/1/2047	301,162	317,830
4.00%, 6/1/2047	665,902	700,503
4.00%, 9/1/2047	737,392	775,708
4.00%, 11/1/2047	585,731	616,166
4.00%, 1/1/2048	1,526,076	1,605,374
4.00%, 8/1/2048	40,844	42,605
4.00%, 10/1/2048	4,493,505	4,687,278
4.00%, 4/1/2049	365,525	380,278
4.50%, 5/1/2042	809,592	882,672
4.50%, 5/1/2044	159,317	172,205
4.50%, 12/1/2045	509,274	550,470
4.50%, 9/1/2046	381,000	409,600
4.50%, 4/1/2047	317,815	338,553
4.50%, 10/1/2047	447,900	477,126
4.50%, 11/1/2047	366,474	390,387
4.50%, 12/1/2047	199,615	212,640
4.50%, 7/1/2048	1,372,421	1,448,124
4.50%, 11/1/2048	836,653	884,519
4.50%, 4/1/2049	60,374	63,700
4.50%, 11/1/2049	1,959,280	2,066,121
5.00%, 7/1/2041	146,189	161,608
5.00%, 11/1/2048	864,768	927,529
5.50%, 8/1/2038	446,436	500,112
6.00%, 7/1/2040	158,326	181,767
6.25%, 7/15/2032	460,000	661,880
Series 0000, 2.10%, 10/17/2022	150,000	150,029

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series 0002, 2.25%, 8/12/2024	$ 100,000	$ 100,041
Series 0007, 2.00%, 10/28/2021	100,000	100,027
Series K025, Class A2, 2.68%, 10/25/2022	125,000	127,111
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,049
Series K039, Class A2, 3.30%, 7/25/2024	400,000	420,035
Series K040, Class A2, 3.24%, 9/25/2024	575,000	602,976
Series K049, Class A2, 3.01%, 7/25/2025	200,000	208,242
Series K054, Class A2, 2.75%, 1/25/2026	500,000	513,807
Series K062, Class A2, 3.41%, 12/25/2026	400,000	427,683
Series K079, Class A2, 3.93%, 6/25/2028	400,000	442,816
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	279,087
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	176,518
Series K090, Class A2, 3.42%, 2/25/2029	163,934	175,946
Series K092, Class A2, 3.30%, 4/25/2029	350,000	373,215
Series K093, Class A2, 2.98%, 5/25/2029	100,000	104,394
Series K094, Class A2, 2.90%, 6/25/2029	352,767	366,624
Series K098, Class A2, 2.43%, 8/25/2029	100,000	99,993
Series K099, Class A2, 2.60%, 9/25/2029	100,000	101,418
Series K101, Class A2, 2.52%, 10/25/2029	200,000	201,505
Series K716, Class A2, 3.13%, 6/25/2021	250,000	251,795
Series K718, Class A2, 2.79%, 1/25/2022	500,000	505,028
Series K730, Class A2, 3.59%, 1/25/2025 (d)	250,000	265,100
Series K734, Class A2, 3.21%, 2/25/2026	350,000	367,280
Series K735, Class A2, 2.86%, 5/25/2026	200,000	206,531
Series K736, Class A2, 2.28%, 7/25/2026	300,000	299,870
Federal National Mortgage Association:
1.25%, 5/6/2021	275,000	273,716
1.38%, 10/7/2021	325,000	323,684
2.00%, 1/5/2022	150,000	151,181
2.00%, 10/5/2022 (c)	250,000	252,470
2.00%, 11/1/2031	135,920	134,796
Security Description	Principal Amount	Value
2.05%, 9/13/2022	$ 100,000	$ 100,020
2.13%, 4/24/2026	200,000	203,032
2.25%, 4/12/2022	210,000	213,116
2.50%, 2/5/2024	750,000	773,130
2.50%, 3/1/2029	220,610	223,183
2.50%, 7/1/2030	1,252,109	1,267,300
2.50%, 2/1/2031	126,669	128,251
2.50%, 10/1/2031	213,165	215,898
2.50%, 12/1/2031	376,346	381,172
2.50%, 1/1/2032	127,994	129,635
2.50%, 4/1/2032	1,318,090	1,334,992
2.50%, 10/1/2032	548,601	555,353
2.50%, 12/1/2032	1,149,026	1,163,167
2.50%, 1/1/2033	620,624	628,262
2.50%, 12/1/2034	2,483,573	2,506,541
2.50%, 12/1/2049	1,994,783	1,972,689
2.63%, 1/11/2022	750,000	765,037
2.63%, 9/6/2024	250,000	260,330
2.88%, 9/12/2023	500,000	522,130
3.00%, 10/1/2028	76,312	78,428
3.00%, 8/1/2029	39,754	40,874
3.00%, 5/1/2030	235,713	242,180
3.00%, 6/1/2030	48,082	49,502
3.00%, 8/1/2030	596,446	614,395
3.00%, 9/1/2030	42,509	43,765
3.00%, 11/1/2030	88,135	90,739
3.00% 12/1/2030	462,999	476,899
3.00%, 4/1/2031	235,451	242,081
3.00%, 12/1/2031	366,203	376,514
3.00% 2/1/2032	1,446,158	1,488,416
3.00%, 5/1/2032	584,967	601,975
3.00%, 8/1/2032	204,336	210,277
3.00%, 10/1/2032	353,042	363,307
3.00%, 2/1/2033	1,131,400	1,164,297
3.00%, 7/1/2034	675,570	693,668
3.00%, 6/1/2036	78,406	80,539
3.00%, 8/1/2036	394,271	404,995
3.00%, 9/1/2036	734,590	754,571
3.00%, 10/1/2036	206,260	211,871
3.00%, 12/1/2036	355,569	365,240
3.00%, 11/1/2037	652,564	672,312
3.00%, 6/1/2042	1,361,136	1,402,327
3.00%, 6/1/2043	271,387	279,991
3.00%, 7/1/2043	79,242	81,525
3.00%, 2/1/2044	689,636	709,505
3.00%, 1/1/2045	1,147,954	1,181,027
3.00%, 5/1/2045	950,929	978,326
3.00%, 9/1/2045	80,296	82,344
3.00% 11/1/2045	616,960	632,693
3.00%, 12/1/2045	109,789	112,588
3.00%, 5/1/2046	773,218	791,390
3.00%, 7/1/2046	888,448	909,328
3.00%, 10/1/2046	556,980	570,070
3.00%, 11/1/2046	1,117,966	1,144,240
3.00% 12/1/2046	910,581	931,981

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.00% 1/1/2047	$ 2,515,009	$ 2,574,116
3.00%, 2/1/2047	786,625	805,112
3.00%, 5/1/2047	812,949	829,182
3.00%, 11/1/2047	606,778	618,894
3.00%, 2/1/2048	36,781	37,516
3.00%, 1/1/2050	4,250,000	4,311,379
3.50%, 11/1/2025	33,545	34,855
3.50%, 1/1/2027	35,876	37,278
3.50%, 5/1/2029	44,766	46,537
3.50%, 10/1/2029	36,168	37,600
3.50%, 2/1/2031	397,302	412,552
3.50%, 3/1/2032	304,635	316,309
3.50%, 4/1/2032	434,021	451,002
3.50%, 2/1/2033	892,057	927,643
3.50%, 4/1/2033	309,584	321,002
3.50%, 12/1/2035	50,276	52,585
3.50%, 1/1/2037	331,525	346,090
3.50%, 2/1/2037	504,799	527,017
3.50%, 7/1/2037	278,771	290,634
3.50%, 4/1/2038	647,708	672,500
3.50%, 2/1/2041	112,703	118,739
3.50%, 10/1/2044	40,064	41,965
3.50% 1/1/2045	116,588	122,118
3.50% 2/1/2045	4,113,333	4,329,811
3.50%, 5/1/2045	49,350	51,582
3.50% 8/1/2045	159,792	167,280
3.50%, 11/1/2045	63,864	66,752
3.50% 12/1/2045	827,268	864,677
3.50%, 1/1/2046	625,385	653,664
3.50% 2/1/2046	708,970	741,029
3.50% 4/1/2046	459,562	479,152
3.50% 5/1/2046	745,029	776,788
3.50%, 6/1/2046	188,373	196,403
3.50%, 7/1/2046	438,818	457,524
3.50%, 1/1/2047	651,311	679,075
3.50% 2/1/2047	2,167,979	2,274,550
3.50%, 3/1/2047	710,024	740,291
3.50%, 4/1/2047	1,435,128	1,490,598
3.50% 5/1/2047	3,857,562	4,022,003
3.50%, 6/1/2047	723,572	751,539
3.50%, 7/1/2047	1,136,317	1,196,124
3.50%, 9/1/2047	622,322	646,376
3.50%, 10/1/2047	731,908	760,198
3.50% 11/1/2047	192,924	200,520
3.50%, 12/1/2047	1,104,026	1,146,699
3.50%, 1/1/2048	322,729	335,203
3.50%, 2/1/2048	353,675	370,375
3.50% 6/1/2048	3,007,393	3,099,605
3.50%, 7/1/2049	1,390,604	1,430,603
3.50%, 8/1/2049	3,625,142	3,729,414
4.00%, 3/1/2021	6,920	6,964
4.00%, 3/1/2031	1,117,033	1,167,276
4.00%, 10/1/2033	151,147	160,712
4.00%, 10/1/2037	1,349,373	1,415,390
4.00%, 1/1/2039	255,766	267,983
Security Description	Principal Amount	Value
4.00%, 2/1/2039	$ 218,728	$ 229,176
4.00%, 12/1/2040	62,650	67,151
4.00%, 2/1/2043	351,391	376,641
4.00% 10/1/2043	847,389	906,859
4.00%, 11/1/2043	276,489	295,157
4.00%, 12/1/2043	247,003	263,681
4.00% 10/1/2044	58,046	61,738
4.00%, 1/1/2045	816,314	873,801
4.00%, 3/1/2045	49,354	52,316
4.00%, 5/1/2045	1,896,539	2,017,177
4.00%, 7/1/2045	53,897	57,132
4.00% 9/1/2045	227,298	240,940
4.00% 12/1/2045	99,080	105,027
4.00%, 4/1/2046	248,481	262,053
4.00%, 7/1/2046	325,108	342,865
4.00% 11/1/2046	1,928,658	2,050,996
4.00%, 12/1/2046	618,842	652,643
4.00% 4/1/2047	1,504,174	1,581,435
4.00%, 7/1/2047	738,922	776,876
4.00%, 8/1/2047	638,258	671,042
4.00%, 9/1/2047	615,262	646,864
4.00%, 12/1/2047	807,066	848,521
4.00%, 2/1/2048	1,867,766	1,963,702
4.00%, 7/1/2048	819,473	855,247
4.00%, 8/1/2048	3,180,291	3,311,898
4.00%, 9/1/2048	1,610,883	1,677,545
4.00%, 3/1/2049	117,598	122,323
4.00%, 7/1/2049	3,030,774	3,152,539
4.00%, 8/1/2049	2,383,889	2,479,664
4.00%, 9/1/2049	967,789	1,006,671
4.50%, 5/1/2020	27	27
4.50%, 12/1/2040	121,431	131,899
4.50%, 1/1/2042	68,028	73,892
4.50% 9/1/2043	131,263	142,501
4.50%, 11/1/2043	76,101	82,453
4.50%, 5/1/2044	227,142	245,330
4.50%, 6/1/2044	72,759	78,585
4.50%, 2/1/2046	260,407	282,857
4.50%, 3/1/2046	863,095	935,131
4.50%, 7/1/2046	283,310	303,044
4.50%, 11/1/2047	962,097	1,024,305
4.50%, 4/1/2048	518,450	546,683
4.50% 8/1/2048	1,925,171	2,033,957
4.50%, 11/1/2048	2,494,469	2,635,426
4.50%, 12/1/2048	866,149	915,093
4.50%, 1/1/2049	316,045	333,903
4.50%, 4/1/2049	395,382	416,942
5.00%, 1/1/2039	557,308	615,614
5.00%, 6/1/2040	267,779	295,294
5.00%, 7/1/2041	41,320	45,566
5.00%, 5/1/2042	52,447	57,836
5.00%, 11/1/2044	673,992	743,247
5.00%, 1/1/2045	51,797	56,524
5.00%, 6/1/2048	925,314	989,804
5.00%, 9/1/2048	939,067	1,004,542

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
5.50%, 2/1/2037	$ 28,127	$ 31,485
5.50%, 4/1/2038	130,011	145,464
5.50%, 9/1/2040	40,931	45,783
5.50%, 9/1/2041	65,015	72,743
5.50% 5/1/2044	754,029	843,812
5.63%, 7/15/2037	80,000	115,744
6.63%, 11/15/2030	365,000	520,286
7.25%, 5/15/2030	75,000	110,135
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (d)	29,103	29,421
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (d)	142,492	144,118
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	750,000	775,811
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (d)	38,718	40,543
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	250,000	258,323
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (d)	400,000	421,148
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	250,000	260,402
Government National Mortgage Association:
2.50%, 12/20/2046	914,006	921,756
3.00%, 1/20/2043	558,630	578,641
3.00%, 5/20/2043	278,941	289,314
3.00%, 12/20/2044	59,337	61,375
3.00%, 3/20/2045	32,596	33,699
3.00%, 4/20/2045	95,412	98,642
3.00%, 6/20/2045	1,435,996	1,484,609
3.00%, 7/20/2045	90,120	93,171
3.00%, 8/20/2045	81,507	84,266
3.00%, 2/20/2046	2,109,094	2,187,529
3.00%, 3/20/2046	869,625	897,186
3.00%, 4/20/2046	83,344	85,985
3.00%, 5/20/2046	146,379	151,018
3.00%, 7/20/2046	93,273	96,229
3.00%, 8/20/2046	302,626	312,217
3.00%, 9/20/2046	213,733	220,507
3.00%, 10/20/2046	215,280	222,103
3.00%, 11/20/2046	386,536	398,786
3.00%, 12/20/2046	1,521,263	1,569,476
3.00%, 2/20/2047	733,116	756,351
3.00%, 4/20/2047	1,043,112	1,075,378
3.00%, 5/20/2047	13,976	14,409
3.00%, 6/20/2047	364,197	375,462
3.00%, 7/20/2047	730,577	753,176
3.00%, 8/20/2047	363,174	374,408
3.00%, 10/20/2047	546,284	563,182
3.00%, 1/20/2048	2,031,160	2,093,990
3.00%, 2/20/2048	1,231,843	1,269,948
3.00%, 3/20/2048	2,161,785	2,223,411
3.00%, 12/20/2049	2,000,000	2,055,437
3.50%, 10/20/2042	443,326	466,773
3.50%, 1/20/2043	1,824,234	1,920,713
Security Description	Principal Amount	Value
3.50%, 5/20/2043	$ 66,185	$ 69,511
3.50%, 9/20/2043	45,224	47,497
3.50%, 11/20/2043	358,812	376,846
3.50%, 6/20/2044	2,098,011	2,198,455
3.50%, 10/20/2044	46,830	49,072
3.50%, 11/20/2044	45,025	47,181
3.50%, 12/20/2044	32,062	33,597
3.50%, 3/20/2045	29,240	30,519
3.50%, 4/20/2045	89,929	93,916
3.50%, 6/20/2045	1,294,406	1,351,064
3.50%, 10/20/2045	2,588,311	2,701,605
3.50%, 12/20/2045	44,264	46,201
3.50%, 1/20/2046	977,893	1,020,697
3.50%, 3/20/2046	212,362	221,423
3.50%, 4/20/2046	113,254	118,087
3.50%, 5/20/2046	117,313	122,319
3.50%, 6/20/2046	1,826,587	1,904,526
3.50%, 7/20/2046	291,612	304,055
3.50%, 10/20/2046	554,669	578,336
3.50%, 11/20/2046	359,219	374,547
3.50%, 12/20/2046	1,179,203	1,229,519
3.50%, 5/20/2047	1,011,470	1,050,634
3.50%, 6/20/2047	699,785	726,880
3.50%, 7/20/2047	542,596	563,605
3.50%, 8/20/2047	863,502	896,936
3.50%, 9/20/2047	367,232	381,451
3.50%, 10/20/2047	354,857	368,597
3.50%, 1/20/2048	3,206,255	3,330,399
3.50%, 2/20/2048	1,501,575	1,559,716
3.50%, 6/20/2048	540,983	560,875
3.50%, 8/20/2048	402,509	417,308
3.50%, 8/20/2049	1,779,337	1,844,249
3.50%, 9/20/2049	1,985,503	2,057,936
4.00%, 4/15/2040	49,918	52,775
4.00%, 2/20/2042	21,560	22,990
4.00%, 7/20/2042	15,002	15,966
4.00%, 7/15/2044	45,231	47,843
4.00%, 8/20/2044	29,682	31,373
4.00%, 10/20/2044	266,739	281,933
4.00%, 5/15/2045	47,968	50,699
4.00%, 6/15/2045	97,427	102,975
4.00%, 8/20/2045	31,007	32,672
4.00%, 11/20/2045	380,961	401,415
4.00%, 2/20/2046	288,367	303,850
4.00%, 5/20/2046	307,883	324,414
4.00%, 6/20/2046	209,696	220,174
4.00%, 1/20/2047	697,215	732,051
4.00%, 3/20/2047	336,521	353,335
4.00%, 4/20/2047	648,664	678,894
4.00%, 5/20/2047	443,733	464,413
4.00%, 6/20/2047	91,422	95,682
4.00%, 7/20/2047	457,320	478,633
4.00%, 8/20/2047	187,827	196,581
4.00%, 11/20/2047	2,373,011	2,483,604
4.00%, 1/20/2048	332,651	348,154

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
4.00%, 6/20/2048	$ 176,916	$ 184,190
4.00%, 8/20/2048	1,996,902	2,079,010
4.00%, 9/20/2048	1,713,976	1,784,451
4.00%, 10/20/2048	858,321	893,614
4.00%, 11/20/2048	688,779	717,100
4.00%, 4/20/2049	895,707	928,974
4.00%, 6/20/2049	1,949,412	2,021,815
4.50%, 1/20/2044	128,675	138,930
4.50%, 11/20/2044	38,828	41,865
4.50%, 12/20/2044	31,331	33,783
4.50%, 4/20/2046	187,183	201,827
4.50%, 6/20/2046	132,515	142,882
4.50%, 7/20/2046	171,838	185,282
4.50%, 4/20/2047	654,406	693,237
4.50%, 8/20/2047	200,639	211,324
4.50%, 11/20/2047	1,856,259	1,955,110
4.50%, 12/20/2047	114,759	120,870
4.50%, 9/20/2048	1,531,091	1,607,151
4.50%, 11/20/2048	904,542	949,477
4.50%, 12/20/2048	1,109,490	1,164,606
4.50%, 7/20/2049	1,015,763	1,067,652
5.00%, 6/15/2040	39,705	43,747
5.00%, 10/15/2041	90,425	98,713
5.00%, 3/20/2044	59,255	64,554
5.00%, 12/20/2045	205,084	224,257
5.00%, 1/20/2048	432,922	460,481
5.00%, 5/20/2048	413,185	435,877
5.00%, 9/20/2048	738,673	777,607
5.50%, 10/20/2043	50,639	56,949
5.50%, 5/20/2045	600,729	661,826
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	201,766
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	104,764
3.50%, 12/15/2042	175,000	195,424
4.25%, 9/15/2065	100,000	130,022
5.25%, 9/15/2039	150,000	206,823
Series A, 2.88%, 2/1/2027	150,000	157,907
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $299,226,225)		303,421,316
U.S. TREASURY OBLIGATIONS — 37.3%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,388,484
2.25%, 8/15/2049 (c)	2,000,000	1,946,250
2.50%, 2/15/2045	1,840,000	1,882,262
2.50%, 2/15/2046	1,400,000	1,432,812
2.50%, 5/15/2046	1,100,000	1,125,781
2.75%, 8/15/2042	900,000	963,141
2.75%, 11/15/2042	1,500,000	1,604,531
2.75%, 8/15/2047 (c)	1,700,000	1,827,766
2.75%, 11/15/2047	1,650,000	1,773,750
2.88%, 5/15/2043	1,850,000	2,019,680
2.88%, 8/15/2045 (c)	3,480,000	3,813,319
Security Description	Principal Amount	Value
2.88%, 11/15/2046 (c)	$ 2,750,000	$ 3,024,141
2.88%, 5/15/2049	1,250,000	1,381,641
3.00%, 5/15/2042 (c)	1,325,000	1,476,754
3.00%, 11/15/2044 (c)	1,925,000	2,150,887
3.00%, 5/15/2045	1,875,000	2,098,535
3.00%, 11/15/2045	2,400,000	2,691,000
3.00%, 2/15/2047	1,200,000	1,351,687
3.00%, 5/15/2047	2,700,000	3,040,875
3.00%, 2/15/2048	1,700,000	1,916,484
3.00%, 8/15/2048	1,950,000	2,202,281
3.00%, 2/15/2049	2,150,000	2,431,852
3.13%, 11/15/2041	1,200,000	1,363,687
3.13%, 2/15/2042	1,725,000	1,960,301
3.13%, 2/15/2043	1,825,000	2,073,941
3.13%, 8/15/2044	1,750,000	1,995,547
3.13%, 5/15/2048	2,375,000	2,742,012
3.38%, 5/15/2044	1,350,000	1,601,227
3.38%, 11/15/2048	2,100,000	2,540,016
3.63%, 8/15/2043	1,600,000	1,966,250
3.63%, 2/15/2044	1,475,000	1,816,555
3.75%, 8/15/2041	1,200,000	1,492,500
3.75%, 11/15/2043	1,425,000	1,785,703
3.88%, 8/15/2040	750,000	946,875
4.25%, 11/15/2040	1,000,000	1,325,781
4.38%, 2/15/2038	775,000	1,032,324
4.38%, 5/15/2040	575,000	773,285
4.38%, 5/15/2041	300,000	405,047
4.50%, 2/15/2036 (c)	2,500,000	3,319,922
4.50%, 8/15/2039	650,000	883,391
4.75%, 2/15/2037	350,000	482,234
4.75%, 2/15/2041	650,000	918,430
5.25%, 11/15/2028	450,000	573,117
6.50%, 11/15/2026	1,500,000	1,955,391
Treasury Notes:
1.13%, 2/28/2021	850,000	845,053
1.13%, 6/30/2021	2,250,000	2,234,531
1.13%, 7/31/2021	1,175,000	1,166,279
1.13%, 8/31/2021 (c)	2,350,000	2,331,732
1.13%, 9/30/2021	1,300,000	1,289,488
1.25%, 3/31/2021 (c)	200,000	199,094
1.25%, 10/31/2021	1,400,000	1,391,578
1.25%, 7/31/2023	250,000	246,660
1.38%, 4/30/2021	525,000	523,462
1.38%, 5/31/2021 (c)	3,775,000	3,763,498
1.38%, 10/15/2022	2,500,000	2,484,961
1.38%, 9/30/2023	550,000	544,629
1.50%, 8/31/2021	1,500,000	1,497,598
1.50%, 11/30/2021 (c)	1,000,000	998,672
1.50%, 1/31/2022	450,000	449,332
1.50%, 9/15/2022	3,000,000	2,993,437
1.50%, 10/31/2024	1,500,000	1,487,578
1.50%, 8/15/2026	4,150,000	4,069,594
1.63%, 8/31/2022 (c)	1,150,000	1,151,168
1.63%, 4/30/2023 (c)	2,500,000	2,500,195
1.63%, 5/31/2023 (c)	1,250,000	1,250,098

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
1.63%, 2/15/2026	$ 1,925,000	$ 1,907,855
1.63%, 9/30/2026	3,750,000	3,705,469
1.63%, 10/31/2026	3,500,000	3,456,797
1.63%, 8/15/2029	2,250,000	2,193,750
1.75%, 11/30/2021	1,500,000	1,504,629
1.75%, 2/28/2022	300,000	301,102
1.75%, 3/31/2022	250,000	250,938
1.75%, 4/30/2022	300,000	301,172
1.75%, 5/31/2022 (c)	1,000,000	1,004,063
1.75%, 6/15/2022	1,500,000	1,506,211
1.75%, 6/30/2022 (c)	3,750,000	3,765,820
1.75%, 9/30/2022	1,750,000	1,757,246
1.75%, 1/31/2023	2,925,000	2,937,340
1.75%, 5/15/2023	250,000	250,977
1.75%, 6/30/2024	1,500,000	1,504,805
1.75%, 11/15/2029	3,000,000	2,957,344
1.88%, 1/31/2022	1,850,000	1,860,840
1.88%, 2/28/2022	5,500,000	5,533,945
1.88%, 3/31/2022	5,500,000	5,535,234
1.88%, 4/30/2022 (c)	6,000,000	6,039,844
1.88%, 5/31/2022	100,000	100,695
1.88%, 7/31/2022	1,000,000	1,007,188
1.88%, 8/31/2022	150,000	151,113
1.88%, 9/30/2022	500,000	503,867
1.88%, 8/31/2024	850,000	857,371
2.00%, 2/28/2021	750,000	753,135
2.00%, 5/31/2021	350,000	351,955
2.00%, 8/31/2021 (c)	300,000	301,957
2.00%, 10/31/2021	3,500,000	3,526,113
2.00%, 11/15/2021	500,000	503,906
2.00%, 12/31/2021	3,000,000	3,024,023
2.00%, 7/31/2022	100,000	101,039
2.00%, 10/31/2022	5,000,000	5,055,078
2.00%, 11/30/2022	2,000,000	2,022,812
2.00%, 2/15/2023	500,000	505,859
2.00%, 5/31/2024	1,750,000	1,774,336
2.00%, 6/30/2024	350,000	354,840
2.00%, 2/15/2025	2,375,000	2,409,697
2.00%, 8/15/2025	1,500,000	1,520,625
2.00%, 11/15/2026	2,250,000	2,276,016
2.13%, 8/15/2021 (c)	5,500,000	5,545,117
2.13%, 6/30/2022	4,500,000	4,559,766
2.13%, 12/31/2022 (c)	3,900,000	3,959,719
2.13%, 11/30/2023	1,000,000	1,017,891
2.13%, 3/31/2024	5,975,000	6,086,098
2.13%, 7/31/2024	2,500,000	2,548,633
2.13%, 9/30/2024 (c)	1,500,000	1,529,883
2.13%, 11/30/2024	1,250,000	1,275,586
2.13%, 5/15/2025	2,350,000	2,398,836
2.13%, 5/31/2026	2,500,000	2,550,195
2.25%, 2/15/2021	2,000,000	2,013,594
2.25%, 3/31/2021	6,750,000	6,801,416
2.25%, 4/30/2021	3,000,000	3,025,547
2.25%, 12/31/2023	1,750,000	1,790,059
2.25%, 1/31/2024	1,000,000	1,023,203
Security Description	Principal Amount	Value
2.25%, 4/30/2024	$ 1,000,000	$ 1,024,141
2.25%, 10/31/2024	1,250,000	1,282,715
2.25%, 12/31/2024	1,250,000	1,283,398
2.25%, 11/15/2025 (c)	1,975,000	2,029,004
2.25%, 3/31/2026	4,500,000	4,624,102
2.25%, 2/15/2027	3,000,000	3,084,844
2.25%, 8/15/2027 (c)	2,000,000	2,057,187
2.25%, 11/15/2027	2,750,000	2,828,633
2.38%, 3/15/2021	1,000,000	1,008,750
2.38%, 4/15/2021	750,000	757,295
2.38%, 3/15/2022	8,000,000	8,138,750
2.38%, 1/31/2023	1,500,000	1,534,219
2.38%, 2/29/2024	2,000,000	2,057,187
2.38%, 8/15/2024	1,950,000	2,009,871
2.38%, 5/15/2027	2,900,000	3,008,297
2.38%, 5/15/2029	3,750,000	3,900,586
2.50%, 2/28/2021	2,000,000	2,019,844
2.50%, 1/15/2022	8,000,000	8,145,000
2.50%, 2/15/2022	2,000,000	2,037,969
2.50%, 3/31/2023	1,250,000	1,284,766
2.50%, 8/15/2023	2,500,000	2,575,195
2.50%, 1/31/2024	6,000,000	6,198,281
2.50%, 1/31/2025	1,000,000	1,039,297
2.50%, 2/28/2026	2,500,000	2,605,273
2.63%, 5/15/2021	1,500,000	1,520,684
2.63%, 6/15/2021	1,350,000	1,369,670
2.63%, 7/15/2021	3,000,000	3,046,523
2.63%, 12/15/2021	2,500,000	2,549,609
2.63%, 2/28/2023	4,000,000	4,124,063
2.63%, 6/30/2023	3,600,000	3,721,781
2.63%, 12/31/2023	3,000,000	3,112,031
2.63%, 3/31/2025	1,000,000	1,045,938
2.63%, 12/31/2025	3,250,000	3,408,691
2.63%, 1/31/2026	3,500,000	3,671,445
2.63%, 2/15/2029	3,100,000	3,287,453
2.75%, 4/30/2023	3,250,000	3,368,066
2.75%, 5/31/2023	1,500,000	1,555,430
2.75%, 7/31/2023	1,000,000	1,038,594
2.75%, 8/31/2023	1,250,000	1,299,023
2.75%, 11/15/2023	1,500,000	1,561,172
2.75%, 2/15/2024	100,000	104,313
2.75%, 2/28/2025	5,000,000	5,258,594
2.75%, 6/30/2025	2,750,000	2,896,953
2.75%, 8/31/2025	2,500,000	2,635,547
2.75%, 2/15/2028	2,750,000	2,932,187
2.88%, 11/15/2021	2,000,000	2,047,187
2.88%, 9/30/2023	2,000,000	2,089,062
2.88%, 10/31/2023	2,000,000	2,090,625
2.88%, 11/30/2023	3,000,000	3,138,047
2.88%, 4/30/2025	1,250,000	1,323,633
2.88%, 5/31/2025	3,900,000	4,131,562
2.88%, 7/31/2025	4,000,000	4,241,875
2.88%, 11/30/2025	1,500,000	1,593,633
2.88%, 8/15/2028	2,750,000	2,966,133
3.00%, 9/30/2025	2,500,000	2,670,508

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
3.00%, 10/31/2025	$ 2,750,000	$ 2,939,277
3.13%, 11/15/2028	1,750,000	1,925,820
3.63%, 2/15/2021	1,600,000	1,634,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $373,683,418)		385,253,243
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	40,346
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	49,710
California, State General Obligation:
3.50%, 4/1/2028	250,000	269,190
7.30%, 10/1/2039	125,000	190,878
7.50%, 4/1/2034	100,000	150,584
7.55%, 4/1/2039	100,000	160,402
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	109,414
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	134,543
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	32,015
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	72,199
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	282,664
State of California 7.60%, 11/1/2040	250,000	412,677
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	314,145
		2,218,767
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	133,831
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	151,809
		285,640
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	164,000	225,895
Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	$ 50,000	$ 60,614
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	60,327
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	271,125
State of Illinois:
5.10%, 6/1/2033	50,000	53,902
6.63%, 2/1/2035	200,000	234,508
7.35%, 7/1/2035	100,000	121,380
		801,856
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority 3.40%, 10/15/2040	20,000	19,994
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	100,000	105,086
NEW JERSEY — 0.1%
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	199,168
4.13%, 6/15/2042	160,000	158,707
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	152,504
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	34,444
		544,823
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	34,365
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	99,144
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	107,457
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	590,000	723,104
5.65%, 11/1/2040	100,000	133,485
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	141,150
4.81%, 10/15/2065	25,000	31,492
		1,270,197

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	$ 150,000	$ 234,747
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	137,191
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	96,964
		234,155
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	132,233
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	246,748
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	158,040
State of Texas 3.21%, 4/1/2044	50,000	50,499
		587,520
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	59,055
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,219,567)		6,587,735
MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	106,513
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	95,713
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (d)	50,000	52,957
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	160,359
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	113,632
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	107,636
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	104,323
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2061	50,000	51,462
Security Description	Principal Amount	Value
BANK 2019-BNK22 Series 2019-BN22, Class A4, 2.98%, 11/15/2062	$ 100,000	$ 102,603
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	204,882
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	160,837
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	141,859
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	110,276
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	111,870
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	125,108
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	207,518
Cantor Commercial Real Estate Lending 2019-CF3 Series 2019-CF3, Class A4, 3.01%, 1/15/2053	100,000	102,604
CD Mortgage Trust:
Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	105,981
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	204,015
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	323,289
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	641,284
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	101,854
Series 2019-GC43, Clas A4, 3.04%, 11/10/2052	150,000	154,664
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,864
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	265,147
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	106,727
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	424,323
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	105,478

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	$ 50,000	$ 53,118
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	312,670
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,300	36,467
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	423,986
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	111,471
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (d)	150,000	158,113
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	264,590
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	56,820
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	204,920
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	154,134
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (d)	80,000	85,204
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	99,410
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	153,861
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	204,707
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	304,374
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	264,110
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,081
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (d)	50,000	53,245
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	$ 100,000	$ 105,738
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	213,819
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	106,950
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (d)	300,000	326,944
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	529,757
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	207,557
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	200,742
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	167,098	169,428
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	305,491
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	231,326
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	166,539
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	208,901
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	438,816
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	107,435
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	179,583
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	203,445

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Principal Amount	Value
Series 2019-C53, Class A4, 3.04%, 10/15/2052	$ 100,000	$ 102,789
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	224,998	230,442
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	104,783
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	311,392
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	267,167
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	170,410
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	222,632
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	63,814	64,610
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	116,001
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,410
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,753,861)		12,974,166
Shares
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	20,860,756	20,862,842
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	30,806,743	$ 30,806,743
TOTAL SHORT-TERM INVESTMENTS (Cost $51,668,755)		51,669,585
TOTAL INVESTMENTS — 104.2% (Cost $1,045,405,410)		1,077,356,995
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(43,778,498)
NET ASSETS — 100.0%		$ 1,033,578,497
(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 269,931,317	$—	$ 269,931,317
Asset-Backed Securities	—	4,623,701	—	4,623,701
Foreign Government Obligations	—	42,895,932	—	42,895,932
U.S. Government Agency Obligations	—	303,421,316	—	303,421,316
U.S. Treasury Obligations	—	385,253,243	—	385,253,243
Municipal Bonds & Notes	—	6,587,735	—	6,587,735
Mortgage-Backed Securities	—	12,974,166	—	12,974,166
Short-Term Investments	51,669,585	—	—	51,669,585
TOTAL INVESTMENTS	$51,669,585	$1,025,687,410	$—	$1,077,356,995
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$129,765,245	$108,902,951	$(282)	$830	20,860,756	$20,862,842	$177,633
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,039,221	12,039,221	199,822,396	211,861,617	—	—	—	—	237,488
State Street Navigator Securities Lending Portfolio II	—	—	258,961,509	228,154,766	—	—	30,806,743	30,806,743	76,982
Total		$12,039,221	$588,549,150	$548,919,334	$(282)	$830		$51,669,585	$492,103
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 95.9%
ARGENTINA — 0.1%
Adecoagro SA (a)	6,100	$ 51,057
Banco Macro SA ADR	4,500	163,125
Cresud SACIF y A ADR (a)(b)	1,685	11,863
Despegar.com Corp. (a)(b)	6,200	83,576
Globant SA (a)	2,800	296,940
Grupo Financiero Galicia SA ADR	10,200	165,546
Grupo Supervielle SA ADR (b)	4,400	16,192
Pampa Energia SA ADR (a)(b)	6,200	101,866
Telecom Argentina SA ADR	8,700	98,745
Transportadora de Gas del Sur SA Class B, ADR (b)	7,996	57,331
YPF SA ADR	17,600	203,808
		1,250,049
AUSTRALIA — 4.4%
Abacus Property Group REIT	26,147	66,168
Accent Group, Ltd.	61,268	80,322
Afterpay, Ltd. (a)	14,502	298,486
AGL Energy, Ltd.	52,981	764,599
ALS, Ltd.	25,469	164,354
Altium, Ltd.	7,931	193,567
Alumina, Ltd.	204,380	330,439
AMA Group, Ltd.	78,145	49,164
AMP, Ltd.	259,969	349,957
Ansell, Ltd.	12,375	252,532
AP Eagers, Ltd.	10,480	75,437
APA Group	93,083	726,303
Appen, Ltd.	8,335	131,595
Ardent Leisure Group, Ltd. (a)(b)	107,857	98,564
Aristocrat Leisure, Ltd.	44,821	1,060,838
ASX, Ltd.	17,118	943,515
Atlas Arteria, Ltd.	30,999	170,622
Aurizon Holdings, Ltd.	168,146	618,177
AusNet Services	182,153	217,676
Austal, Ltd.	18,263	49,041
Australia & New Zealand Banking Group, Ltd.	219,029	3,792,194
Aventus Group REIT	53,330	106,842
Avita Medical, Ltd. (a)(b)	181,421	82,257
Bank of Queensland, Ltd. (b)	38,985	198,683
Bapcor, Ltd.	14,687	66,075
Beach Energy, Ltd.	116,482	205,521
Bendigo & Adelaide Bank, Ltd.	50,810	349,311
BHP Group PLC	162,171	3,817,209
BHP Group, Ltd.	225,759	6,176,500
Bingo Industries, Ltd. (b)	47,497	94,822
BlueScope Steel, Ltd.	41,093	435,028
Boral, Ltd.	88,214	277,805
Brambles, Ltd.	125,031	1,030,077
Bravura Solutions, Ltd.	26,755	97,799
Breville Group, Ltd.	7,471	91,695
BWP Trust REIT	26,213	72,232
Security Description	Shares	Value
Caltex Australia, Ltd.	19,388	$ 462,698
carsales.com, Ltd.	12,031	140,474
Castile Resources Pty, Ltd. (a)	10,652	—
Cedar Woods Properties, Ltd.	15,454	85,278
Centuria Industrial REIT	35,284	82,842
Challenger, Ltd.	45,247	257,314
Charter Hall Group REIT	28,169	219,400
Charter Hall Long New Share REIT (a)	1,960	7,578
Charter Hall Long Wale REIT	29,409	113,702
Charter Hall Retail REIT	26,002	78,048
Charter Hall Social Infrastructure REIT	29,739	67,732
CIMIC Group, Ltd.	10,985	255,904
Cleanaway Waste Management, Ltd.	86,204	121,800
Clinuvel Pharmaceuticals, Ltd. (b)	1,075	21,499
Coca-Cola Amatil, Ltd.	40,801	317,213
Cochlear, Ltd.	4,539	717,044
Coles Group, Ltd.	89,064	929,096
Collins Foods, Ltd.	10,417	65,245
Commonwealth Bank of Australia	135,035	7,584,337
Computershare, Ltd.	46,891	553,103
Cooper Energy, Ltd. (a)(b)	188,865	80,321
Corporate Travel Management, Ltd. (b)	5,721	82,442
Costa Group Holdings, Ltd. (b)	29,584	51,366
Credit Corp. Group, Ltd.	4,750	102,975
Cromwell Property Group REIT (b)	81,852	67,607
Crown Resorts, Ltd.	39,227	331,171
CSL, Ltd.	34,888	6,762,883
CSR, Ltd.	27,280	87,253
Dexus REIT	88,544	728,232
Dicker Data, Ltd.	13,173	63,894
Domino's Pizza Enterprises, Ltd.	3,646	134,196
Downer EDI, Ltd.	13,553	77,836
Elders, Ltd. (b)	16,674	75,835
Emeco Holdings, Ltd. (a)(b)	56,581	86,309
EML Payments, Ltd. (a)	16,999	54,250
Estia Health, Ltd.	39,221	67,272
Evolution Mining, Ltd.	121,858	325,508
FlexiGroup, Ltd.	43,874	56,748
Flight Centre Travel Group, Ltd.	6,470	200,389
Fortescue Metals Group, Ltd.	106,236	798,314
G8 Education, Ltd. (b)	43,505	58,106
GDI Property Group REIT	67,675	70,169
Genworth Mortgage Insurance Australia, Ltd. (b)	30,544	78,369
Gold Road Resources, Ltd. (a)	85,928	80,940
Goodman Group REIT	127,636	1,199,580
GPT Group REIT	159,190	626,655
GrainCorp, Ltd. Class A (a)	13,140	70,015
GWA Group, Ltd. (b)	31,664	73,897

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Hansen Technologies, Ltd.	29,249	$ 78,130
Harvey Norman Holdings, Ltd. (b)	32,722	93,618
Healius, Ltd.	33,727	65,435
IDP Education, Ltd.	6,654	80,311
Iluka Resources, Ltd.	30,283	197,973
Incitec Pivot, Ltd.	139,521	311,883
Independence Group NL	26,707	117,148
Infigen Energy	154,541	70,612
Ingenia Communities Group REIT	15,705	54,758
Insurance Australia Group, Ltd.	187,662	1,010,484
Integrated Research, Ltd.	33,401	76,542
InvoCare, Ltd. (b)	7,613	70,587
IOOF Holdings, Ltd. (b)	19,504	107,763
IPH, Ltd.	12,788	73,712
JB Hi-Fi, Ltd. (b)	6,787	179,721
Jumbo Interactive, Ltd.	3,849	40,341
Jupiter Mines, Ltd.	276,114	54,346
LendLease Group Stapled Security	45,068	557,578
Link Administration Holdings, Ltd.	22,709	93,545
Lovisa Holdings, Ltd.	8,077	70,233
Lynas Corp., Ltd. (a)(b)	55,830	91,442
Macquarie Group, Ltd.	25,835	2,503,455
Magellan Financial Group, Ltd.	9,546	382,155
Mayne Pharma Group, Ltd. (a)(b)	178,522	54,589
McMillan Shakespeare, Ltd.	6,570	60,501
Medibank Pvt, Ltd.	223,385	496,210
Megaport, Ltd. (a)	11,378	85,900
Mesoblast, Ltd. (a)	25,558	37,369
Metcash, Ltd.	65,236	117,854
Mineral Resources, Ltd. (b)	10,004	116,033
Mirvac Group REIT	311,469	696,252
Myer Holdings, Ltd. (a)(b)	176,996	59,721
Nanosonics, Ltd. (a)	20,915	93,359
National Australia Bank, Ltd.	221,931	3,842,438
nearmap, Ltd. (a)(b)	42,091	75,153
New South Resources, Ltd. (a)	121,999	157,368
Newcrest Mining, Ltd.	58,995	1,254,484
NEXTDC, Ltd. (a)	17,143	79,293
nib holdings, Ltd.	20,512	90,407
Nine Entertainment Co. Holdings, Ltd.	110,179	138,636
Northern Star Resources, Ltd.	54,719	435,036
NRW Holdings, Ltd.	47,497	107,843
Nufarm, Ltd. (a)(b)	23,020	93,693
OceanaGold Corp.	52,900	104,025
Oil Search, Ltd.	106,806	544,325
Orica, Ltd.	31,933	493,392
Origin Energy, Ltd.	138,264	821,278
Orora, Ltd.	43,399	97,013
OZ Minerals, Ltd.	14,186	105,205
Pact Group Holdings, Ltd. (a)	44,824	85,705
Pendal Group, Ltd.	12,541	75,727
Security Description	Shares	Value
Perenti Global, Ltd.	48,779	$ 55,549
Perseus Mining, Ltd. (a)	101,127	82,461
PolyNovo, Ltd. (a)	44,951	62,249
Premier Investments, Ltd.	5,493	72,438
Pro Medicus, Ltd.	3,617	56,826
Qantas Airways, Ltd.	20,140	100,659
QBE Insurance Group, Ltd.	106,573	964,912
Qube Holdings, Ltd.	30,750	71,116
Ramelius Resources, Ltd.	75,907	65,898
Ramsay Health Care, Ltd.	13,324	679,324
REA Group, Ltd.	4,400	320,433
Regis Resources, Ltd.	41,477	126,538
Resolute Mining, Ltd. (a)	73,959	65,507
Rural Funds Group REIT (b)	68,985	93,107
Sandfire Resources NL	16,700	70,201
Santos, Ltd.	136,424	784,456
Saracen Mineral Holdings, Ltd. (a)(b)	77,691	180,769
Scentre Group REIT	419,305	1,128,894
SEEK, Ltd.	27,544	436,614
Select Harvests, Ltd.	13,517	79,720
Senex Energy, Ltd. (a)	304,537	73,856
Service Stream, Ltd.	39,978	74,753
Shopping Centres Australasia Property Group REIT	50,411	94,615
Sigma Healthcare, Ltd.	183,261	74,718
Silver Lake Resources, Ltd. (a)	111,938	105,440
SmartGroup Corp., Ltd.	8,607	41,989
Sonic Healthcare, Ltd.	38,347	774,986
South32, Ltd. (c)	10,757	20,093
South32, Ltd. (c)	453,240	860,234
Southern Cross Media Group, Ltd.	90,037	52,532
Spark Infrastructure Group	63,359	93,085
St Barbara, Ltd.	50,420	96,404
Star Entertainment Grp, Ltd.	24,843	80,332
Steadfast Group, Ltd.	34,195	83,650
Stockland REIT	183,502	595,947
Suncorp Group, Ltd.	101,388	923,668
Super Retail Group, Ltd.	10,831	77,050
Sydney Airport Stapled Security	87,209	530,889
Tabcorp Holdings, Ltd.	177,605	565,559
Tassal Group, Ltd.	24,890	72,785
Technology One, Ltd.	14,502	84,510
Telstra Corp., Ltd.	326,166	811,646
TPG Telecom, Ltd.	37,112	175,050
Transurban Group Stapled Security	209,613	2,196,951
Treasury Wine Estates, Ltd.	56,446	644,382
Vicinity Centres REIT	268,740	470,388
Virtus Health, Ltd.	24,830	81,686
Viva Energy Group, Ltd. (d)	55,223	74,532
Viva Energy REIT	52,828	98,780
Vocus Group, Ltd. (a)	56,908	114,410
Washington H Soul Pattinson & Co., Ltd.	10,211	154,323

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Webjet, Ltd. (b)	10,201	$ 93,364
Wesfarmers, Ltd.	86,314	2,511,922
Western Areas, Ltd.	33,727	71,836
Westgold Resources, Ltd. (a)	42,610	68,592
Westpac Banking Corp.	268,390	4,571,348
Whitehaven Coal, Ltd.	33,294	61,787
WiseTech Global, Ltd. (b)	11,601	190,581
Woodside Petroleum, Ltd.	72,143	1,743,511
Woolworths Group, Ltd.	97,554	2,479,694
Worley, Ltd. (b)	25,995	279,763
Zip Co., Ltd. (a)(b)	21,571	53,678
		92,731,816
AUSTRIA — 0.2%
ams AG (a)	7,113	288,457
ANDRITZ AG	6,184	266,555
AT&S Austria Technologie & Systemtechnik AG	4,273	96,217
BAWAG Group AG (a)(d)	1,842	83,946
CA Immobilien Anlagen AG	2,750	115,604
DO & Co. AG	757	72,992
Erste Group Bank AG	24,136	909,229
FACC AG	6,220	77,779
IMMOFINANZ AG (a)	3,901	104,655
Lenzing AG	919	85,415
Oesterreichische Post AG	2,372	90,527
OMV AG	11,572	650,517
Palfinger AG	2,748	90,225
Porr AG (b)	3,398	58,892
Raiffeisen Bank International AG	13,226	332,406
S IMMO AG	4,849	121,379
S&T AG	4,086	97,602
Schoeller-Bleckmann Oilfield Equipment AG	1,349	76,167
Telekom Austria AG (a)	9,473	77,412
Verbund AG	5,853	293,941
Voestalpine AG	9,794	273,305
Wienerberger AG	7,814	231,735
		4,494,957
BELGIUM — 0.7%
Ackermans & van Haaren NV	753	118,080
Aedifica SA REIT	2,187	277,895
Ageas	16,222	959,260
AGFA-Gevaert NV (a)	20,285	105,151
Anheuser-Busch InBev SA	58,446	4,770,184
Barco NV	624	153,396
Befimmo SA REIT	2,488	151,089
Bekaert SA	2,534	75,377
Biocartis NV (a)(d)	10,226	65,658
bpost SA	8,782	101,535
Cofinimmo SA REIT	1,147	168,663
Colruyt SA	4,589	239,426
D'ieteren SA	1,327	93,246
Econocom Group SA	27,987	76,402
Elia System Operator SA	836	74,228
Security Description	Shares	Value
Euronav NV	13,661	$ 168,372
Exmar NV (a)	8,692	51,516
Fagron	4,097	88,896
Galapagos NV (a)(b)	3,291	688,958
Groupe Bruxelles Lambert SA	7,988	842,495
Intervest Offices & Warehouses NV REIT	5,176	148,738
Ion Beam Applications (a)	4,121	60,321
KBC Group NV	20,063	1,510,239
Kinepolis Group NV	1,145	76,088
Melexis NV	1,119	84,220
Montea CVA REIT	1,553	141,203
Ontex Group NV	5,109	107,528
Orange Belgium SA	3,420	79,466
Proximus SADP	13,334	381,968
Recticel SA	8,030	74,904
Retail Estates NV REIT	1,506	141,832
Sofina SA	369	79,775
Solvay SA	6,222	721,467
Telenet Group Holding NV	5,514	247,950
Tessenderlo Group SA (a)	2,269	80,102
UCB SA	10,571	841,295
Umicore SA	15,535	756,113
Warehouses De Pauw CVA REIT	1,192	217,027
		15,020,063
BRAZIL — 2.0%
Alliar Medicos A Frente SA	15,100	68,167
Alpargatas SA Preference Shares (a)	8,600	70,977
Ambev SA	369,567	1,715,220
Anima Holding SA	14,200	105,158
Arcos Dorados Holdings, Inc. Class A	12,340	99,954
Atacadao SA	39,400	228,700
Azul SA Preference Shares (a)	22,400	324,526
B2W Cia Digital (a)	19,877	310,604
B3 SA - Brasil Bolsa Balcao	161,901	1,729,407
Banco ABC Brasil SA	16,200	81,308
Banco Bradesco SA Preference Shares	312,107	2,806,302
Banco Bradesco SA	94,751	802,488
Banco BTG Pactual SA	16,600	314,157
Banco do Brasil SA	67,900	891,560
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	13,200	71,042
Banco Inter SA	5,800	67,203
Banco Santander Brasil SA	35,400	435,779
BB Seguridade Participacoes SA	58,700	550,126
BK Brasil Operacao e Assessoria a Restaurantes SA	14,000	61,879
BR Malls Participacoes SA	77,182	346,510
BR Properties SA (a)	15,100	54,354
Bradespar SA Preference Shares	12,600	119,902

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Braskem SA Class A, Preference Shares	20,100	$ 149,150
BRF SA (a)	46,500	406,891
CCR SA	101,300	477,956
Centrais Eletricas Brasileiras SA	22,800	214,244
Centrais Eletricas Brasileiras SA Class B, Preference Shares	17,200	163,504
Cia Brasileira de Distribuicao Preference Shares	16,500	359,516
Cia de Locacao das Americas	31,800	179,526
Cia de Saneamento Basico do Estado de Sao Paulo	29,000	436,582
Cia Energetica de Minas Gerais Preference Shares	96,664	331,369
Cia Energetica de Sao Paulo Class B, Preference Shares	9,800	77,811
Cia Hering	9,000	76,158
Cia Paranaense de Energia Preference Shares	3,200	54,944
Cia Siderurgica Nacional SA	49,900	175,029
Cielo SA	104,339	217,097
Cogna Educacao	111,700	317,382
Cosan SA	14,100	243,850
CVC Brasil Operadora e Agencia de Viagens SA	10,000	108,882
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,900	124,732
Embraer SA (a)	72,500	355,588
Energisa SA	1,900	25,283
Eneva SA (a)	4,900	53,218
Engie Brasil Energia SA	24,466	308,965
Equatorial Energia SA	88,500	501,383
Ez Tec Empreendimentos e Participacoes SA	7,500	96,763
Gerdau SA Preference Shares	93,100	462,873
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	8,600	78,674
Grupo SBF SA (a)	6,100	53,347
Hapvida Participacoes e Investimentos SA (d)	13,300	211,269
Hypera SA	34,200	303,428
IRB Brasil Resseguros SA	54,200	524,794
Itau Unibanco Holding SA Preference Shares	376,803	3,475,126
Itausa - Investimentos Itau SA Preference Shares	358,265	1,254,867
JBS SA	85,900	550,928
JHSF Participacoes SA	30,100	53,350
JSL SA	16,600	110,469
Klabin SA	78,628	359,843
Light SA	20,100	118,720
Linx SA	12,700	111,824
Localiza Rent a Car SA	49,666	585,344
Lojas Americanas SA Preference Shares	74,181	477,796
Lojas Renner SA	63,171	882,387
Security Description	Shares	Value
M Dias Branco SA (a)	7,900	$ 74,921
Magazine Luiza SA	55,988	663,889
Minerva SA (a)	15,700	50,113
Movida Participacoes SA	19,000	90,307
MRV Engenharia e Participacoes SA	22,500	120,535
Multiplan Empreendimentos Imobiliarios SA	36,014	296,334
Natura & Co. Holding SA	32,900	316,266
Notre Dame Intermedica Participacoes SA	38,777	657,899
Omega Geracao SA (a)	9,000	81,662
Petro Rio SA (a)	4,400	36,161
Petrobras Distribuidora SA	53,700	401,412
Petroleo Brasileiro SA Preference Shares	320,200	2,402,276
Petroleo Brasileiro SA	230,200	1,831,208
Porto Seguro SA	12,800	199,635
Qualicorp Consultoria e Corretora de Seguros SA	15,200	140,184
Raia Drogasil SA	19,000	527,298
Rumo SA (a)	91,187	591,638
Sul America SA	21,591	321,608
Suzano SA	43,209	426,215
Telefonica Brasil SA Preference Shares	39,785	573,429
TIM Participacoes SA	71,400	278,131
TOTVS SA	12,100	194,162
Trisul SA	13,700	52,107
Ultrapar Participacoes SA	58,000	367,375
Vale SA	244,906	3,244,957
Via Varejo SA (a)	76,800	213,254
WEG SA	69,370	597,699
Wiz Solucoes e Corretagem de Seguros SA	25,800	90,560
YDUQS Part	21,500	253,872
		41,421,292
CANADA — 6.4%
Advantage Oil & Gas, Ltd. (a)	9,900	20,995
Agnico Eagle Mines, Ltd.	17,929	1,105,812
Aimia, Inc. (a)	56,200	157,321
Air Canada (a)	10,300	385,312
Alamos Gold, Inc. Class A	31,700	191,410
Algonquin Power & Utilities Corp. (b)	39,600	560,981
Alimentation Couche-Tard, Inc. Class B	66,700	2,119,689
Allied Properties Real Estate Investment Trust	5,400	216,833
AltaGas, Ltd.	20,900	318,799
Altius Minerals Corp.	8,500	78,396
Altus Group, Ltd.	3,200	93,674
Aphria, Inc. (a)(b)	23,300	121,823
ARC Resources, Ltd. (b)	25,000	157,702
Atco, Ltd. Class I	6,300	241,798

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Aurinia Pharmaceuticals, Inc. (a)	7,600	$ 154,081
Aurora Cannabis, Inc. (a)(b)	76,500	164,592
B2Gold Corp.	81,500	327,446
Badger Daylighting, Ltd.	2,400	65,036
Ballard Power Systems, Inc. (a)(b)	10,300	73,710
Bank of Montreal	48,500	3,764,056
Bank of Nova Scotia	92,600	5,237,872
Barrick Gold Corp. (c)	119,217	2,217,478
Barrick Gold Corp. (c)	45,552	847,283
Bausch Health Cos., Inc. (a)	24,800	743,378
Baytex Energy Corp. (a)	52,100	75,132
BCE, Inc.	11,079	513,987
BlackBerry, Ltd. (a)	38,500	247,908
Bombardier, Inc. Class B (a)	161,200	239,920
Brookfield Asset Management, Inc. Class A	68,250	3,948,947
CAE, Inc.	20,700	548,807
Cameco Corp.	30,400	270,535
Canacol Energy, Ltd.	13,000	46,817
Canada Goose Holdings, Inc. (a)(b)	4,400	159,510
Canadian Apartment Properties REIT	7,300	298,418
Canadian Imperial Bank of Commerce	33,900	2,824,935
Canadian National Railway Co.	54,600	4,946,105
Canadian Natural Resources, Ltd.	89,900	2,911,741
Canadian Pacific Railway, Ltd.	10,600	2,705,932
Canadian Tire Corp., Ltd. Class A	4,400	474,185
Canadian Utilities, Ltd. Class A	10,200	308,104
Canadian Western Bank	8,200	201,656
Canfor Corp. (a)	6,000	56,171
Canfor Pulp Products, Inc.	10,400	67,048
Canopy Growth Corp. (a)(b)	16,100	339,072
Capital Power Corp. (b)	10,100	267,853
Cascades, Inc.	8,200	70,886
CCL Industries, Inc. Class B	12,400	528,990
Cenovus Energy, Inc.	79,000	804,164
Centerra Gold, Inc. (a)	16,600	132,237
CES Energy Solutions Corp. (b)	47,100	84,629
CGI, Inc. (a)	19,400	1,625,755
CI Financial Corp. (b)	20,300	339,860
Cineplex, Inc. (b)	6,000	156,622
Colliers International Group, Inc. (b)	2,000	155,928
Computer Modelling Group, Ltd.	15,200	96,352
Constellation Software, Inc.	1,600	1,556,087
Continental Gold, Inc. (a)	22,400	92,416
Corus Entertainment, Inc. Class B	18,900	77,538
Crescent Point Energy Corp.	46,300	206,730
Security Description	Shares	Value
Crombie Real Estate Investment Trust	11,500	$ 141,361
Cronos Group, Inc. (a)(b)	8,400	64,583
CT Real Estate Investment Trust	8,000	99,572
Descartes Systems Group, Inc. (a)	8,000	342,394
Detour Gold Corp. (a)	14,600	283,049
DIRTT Environmental Solutions (a)(b)	1,600	5,244
Dollarama, Inc.	22,400	770,937
Dream Industrial Real Estate Investment Trust	7,000	70,931
DREAM Unlimited Corp. Class A	9,500	85,714
Dundee Precious Metals, Inc. (a)	20,800	89,504
ECN Capital Corp. (b)	21,700	80,157
Eldorado Gold Corp. (a)	13,900	111,800
Element Fleet Management Corp.	32,100	274,524
Emera, Inc.	18,800	808,831
Empire Co., Ltd. Class A	13,400	314,759
Enbridge, Inc.	153,100	6,095,665
Encana Corp. (b)(c)	108,600	509,187
Encana Corp. (c)	34,334	161,026
Endeavour Silver Corp. (a)(b)	40,100	96,790
Enerflex, Ltd.	8,500	80,166
Enerplus Corp. (b)	17,500	124,831
Enghouse Systems, Ltd.	2,600	96,601
Equitable Group, Inc. (b)	1,100	92,759
ERO Copper Corp. (a)	5,200	94,677
Extendicare, Inc. (b)	15,500	100,883
Fairfax Financial Holdings, Ltd.	2,100	987,433
Finning International, Inc.	9,700	189,250
First Capital Real Estate Investment Trust	20,100	320,391
First Majestic Silver Corp. (a)	14,800	181,811
First National Financial Corp.	2,400	70,478
FirstService Corp. (b)	2,100	195,773
Fortis, Inc.	33,874	1,407,466
Fortuna Silver Mines, Inc. (a)(b)	21,600	88,116
Franco-Nevada Corp.	14,150	1,463,176
Genworth MI Canada, Inc. (b)	1,800	78,871
George Weston, Ltd.	6,627	526,480
Gibson Energy, Inc. (b)	13,700	280,920
Gildan Activewear, Inc.	16,800	497,360
goeasy, Ltd.	1,900	101,905
Great Canadian Gaming Corp. (a)	3,000	99,572
Great-West Lifeco, Inc.	20,400	523,234
H&R Real Estate Investment Trust	12,300	200,139
HEXO Corp. (a)(b)	34,700	55,392
Home Capital Group, Inc. (a)(b)	4,300	109,295
Hudbay Minerals, Inc.	20,900	86,711
Hudson's Bay Co.	9,700	73,905
Husky Energy, Inc.	24,855	199,722
Hydro One, Ltd. (d)	26,500	512,527

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
iA Financial Corp., Inc.	8,700	$ 478,559
IAMGOLD Corp. (a)	41,200	154,093
IGM Financial, Inc. (b)	8,500	244,365
Imperial Oil, Ltd.	19,300	511,243
Intact Financial Corp.	10,700	1,158,661
Inter Pipeline, Ltd. (b)	31,000	538,839
Interfor Corp. (a)	7,200	81,453
InterRent Real Estate Investment Trust	5,700	68,747
Intertape Polymer Group, Inc.	8,100	103,815
Ivanhoe Mines, Ltd. Class A (a)	37,600	123,231
Jamieson Wellness, Inc.	3,900	77,444
Just Energy Group, Inc. (b)	24,500	41,188
Kelt Exploration, Ltd. (a)	3,000	11,267
Keyera Corp.	16,200	425,004
Killam Apartment Real Estate Investment Trust	4,500	65,726
Kinaxis, Inc. (a)	1,400	107,984
Kinross Gold Corp. (a)	94,500	448,907
Kirkland Lake Gold, Ltd.	15,100	666,531
Knight Therapeutics, Inc. (a)	24,000	140,289
Labrador Iron Ore Royalty Corp. (b)	4,900	93,031
Linamar Corp.	4,300	162,914
Lithium Americas Corp. (a)(b)	23,000	73,784
Loblaw Cos., Ltd.	13,900	718,180
Lundin Mining Corp.	52,900	316,564
MAG Silver Corp. (a)	7,200	85,173
Magna International, Inc.	23,800	1,306,775
Major Drilling Group International, Inc. (a)	20,700	90,510
Manulife Financial Corp.	149,900	3,047,129
Maple Leaf Foods, Inc.	7,700	153,673
MEG Energy Corp. (a)	21,400	121,956
Methanex Corp.	6,400	247,511
Metro, Inc.	19,957	824,751
Morguard North American Residential Real Estate Investment Trust	5,100	72,719
Morneau Shepell, Inc. (b)	6,100	158,950
Mullen Group, Ltd. (b)	9,800	70,057
National Bank of Canada (b)	26,500	1,473,006
New Gold, Inc. (a)	68,900	61,103
NexGen Energy, Ltd. (a)	68,300	87,959
NFI Group, Inc. (b)	3,900	80,150
Norbord, Inc.	3,400	91,060
North West Co., Inc. (b)	5,900	124,347
Northland Power, Inc. (b)	14,400	302,047
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	94,759
Novagold Resources, Inc. (a)	19,100	171,152
Nutrien, Ltd.	43,718	2,095,969
Onex Corp.	7,200	456,236
Open Text Corp.	21,700	957,528
Osisko Gold Royalties, Ltd.	7,400	72,017
Osisko Mining, Inc. (a)	28,700	89,636
Pan American Silver Corp.	16,400	389,022
Security Description	Shares	Value
Parex Resources, Inc. (a)	10,200	$ 189,959
Parkland Fuel Corp.	11,100	408,391
Pason Systems, Inc.	6,300	63,692
Pembina Pipeline Corp. (b)	40,449	1,501,279
Power Corp. of Canada	23,723	611,941
Power Financial Corp. (b)	20,600	555,052
PrairieSky Royalty, Ltd. (b)	15,694	184,322
Premier Gold Mines, Ltd. (a)	61,100	92,822
Premium Brands Holdings Corp. (b)	1,400	98,202
Pretium Resources, Inc. (a)	15,100	168,263
Quebecor, Inc. Class B	14,100	360,342
Real Matters, Inc. (a)	5,300	50,354
Restaurant Brands International, Inc.	20,246	1,292,434
Richelieu Hardware, Ltd.	4,800	100,423
RioCan Real Estate Investment Trust	15,400	317,798
Ritchie Bros Auctioneers, Inc.	7,900	339,455
Rogers Communications, Inc. Class B	27,500	1,367,419
Rogers Sugar, Inc. (b)	17,400	66,017
Royal Bank of Canada	108,100	8,565,471
Sandstorm Gold, Ltd. (a)(b)	14,800	110,593
Saputo, Inc.	18,800	582,811
Savaria Corp. (b)	7,800	83,910
Seabridge Gold, Inc. (a)(b)	5,500	76,175
Secure Energy Services, Inc. (b)	21,100	82,334
SEMAFO, Inc. (a)	30,700	63,921
Seven Generations Energy, Ltd. Class A (a)	24,600	160,680
Shaw Communications, Inc. Class B	36,855	748,895
ShawCor, Ltd.	6,500	62,807
Shopify, Inc. Class A (a)	7,700	3,065,749
Sienna Senior Living, Inc. (b)	9,300	130,957
Sierra Wireless, Inc. (a)(b)	7,300	69,749
Silvercorp Metals, Inc.	17,100	96,659
Sleep Country Canada Holdings, Inc. (d)	3,500	54,548
SmartCentres Real Estate Investment Trust	6,700	161,255
SNC-Lavalin Group, Inc.	13,700	316,418
Spin Master Corp. (a)(d)	2,300	70,131
Sprott, Inc. (b)	29,700	68,252
SSR Mining, Inc. (a)	9,600	185,004
Stantec, Inc.	10,600	299,996
Stars Group, Inc. (a)	17,700	462,582
Stella-Jones, Inc.	2,400	69,441
Sun Life Financial, Inc.	45,600	2,082,110
Suncor Energy, Inc.	117,364	3,851,947
Superior Plus Corp. (b)	16,500	159,815
Surge Energy, Inc. (b)	49,900	43,868
Tamarack Valley Energy, Ltd. (a)	49,000	75,574
TC Energy Corp.	69,536	3,708,587
Teck Resources, Ltd. Class B	38,500	668,610
TELUS Corp.	15,100	585,485

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
TFI International, Inc.	7,900	$ 266,654
Thomson Reuters Corp.	14,730	1,055,153
Timbercreek Financial Corp.	24,200	185,314
TMX Group, Ltd.	4,500	390,226
Torex Gold Resources, Inc. (a)	7,900	125,011
Toromont Industries, Ltd.	7,600	413,714
Toronto-Dominion Bank	137,900	7,744,945
Tourmaline Oil Corp.	19,500	228,872
TransAlta Corp.	18,700	133,824
TransAlta Renewables, Inc.	12,500	149,605
Uni-Select, Inc. (b)	9,000	79,051
Vermilion Energy, Inc. (b)	11,800	193,186
Village Farms International, Inc. (a)(b)	7,500	46,674
Wajax Corp.	2,500	28,533
Wesdome Gold Mines, Ltd. (a)	8,500	66,663
West Fraser Timber Co., Ltd.	3,500	154,602
Western Forest Products, Inc. (b)	157,600	148,272
Wheaton Precious Metals Corp.	33,702	1,004,238
Whitecap Resources, Inc. (b)	28,900	123,690
WPT Industrial Real Estate Investment Trust	5,700	78,603
WSP Global, Inc. (b)	8,700	594,894
Yamana Gold, Inc.	79,300	314,326
		133,587,889
CAYMAN ISLANDS — 0.0% (e)
Endeavour Mining Corp. (a)	5,700	107,824
CHILE — 0.3%
Aguas Andinas SA Class A	220,856	93,694
Antofagasta PLC	31,792	386,124
Banco de Chile	3,201,524	339,333
Banco de Credito e Inversiones SA	4,548	206,246
Banco Santander Chile	6,282,882	359,284
Besalco SA	117,648	63,835
Cencosud SA	153,516	202,116
Cia Cervecerias Unidas SA	13,362	130,963
Colbun SA	622,750	99,382
Embotelladora Andina SA Class B, Preference Shares	22,750	65,925
Empresa Nacional de Telecomunicaciones SA (a)	21,891	155,693
Empresas CMPC SA	127,700	312,478
Empresas COPEC SA	37,051	332,594
Enel Americas SA	3,623,507	804,742
Enel Chile SA	2,451,823	229,874
Engie Energia Chile SA	71,134	108,316
Forus SA	37,877	55,409
Grupo Security SA	204,548	53,213
Itau CorpBanca	13,434,953	77,899
Latam Airlines Group SA	20,380	204,491
Parque Arauco SA	67,993	167,272
Ripley Corp. SA	96,292	43,182
SACI Falabella	73,961	318,781
Salfacorp SA	67,825	38,866
Security Description	Shares	Value
SMU SA	287,875	$ 56,269
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,495	334,164
SONDA SA	96,773	83,492
Vina Concha y Toro SA	42,844	80,668
		5,404,305
CHINA — 7.8%
3SBio, Inc. (a)(d)	88,000	114,069
51job, Inc. ADR (a)	2,100	178,290
58.com, Inc. ADR (a)	7,400	479,002
AAC Technologies Holdings, Inc.	56,000	488,719
AECC Aviation Power Co., Ltd. Class A	35,700	111,121
Agile Group Holdings, Ltd.	166,000	249,688
Agricultural Bank of China, Ltd. Class A	405,600	214,879
Agricultural Bank of China, Ltd. Class H	2,134,000	939,400
Aier Eye Hospital Group Co., Ltd. Class A	10,600	60,205
Air China, Ltd. Class H	186,000	188,822
Alibaba Group Holding, Ltd. ADR (a)	129,300	27,424,530
Alibaba Health Information Technology, Ltd. (a)	277,500	320,529
A-Living Services Co., Ltd. Class H (d)	36,500	126,011
Aluminum Corp. of China, Ltd. Class H (a)	462,000	158,313
Anhui Conch Cement Co., Ltd. Class A	22,500	177,024
Anhui Conch Cement Co., Ltd. Class H	93,000	677,943
ANTA Sports Products, Ltd.	83,000	742,993
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	104,118
Autobio Diagnostics Co., Ltd. Class A	2,800	38,745
Autohome, Inc. ADR (a)(b)	4,300	344,043
AviChina Industry & Technology Co., Ltd. Class H	188,000	84,689
BAIC Motor Corp., Ltd. Class H (d)	155,000	87,926
Baidu, Inc. ADR (a)	21,200	2,679,680
Bank of Beijing Co., Ltd. Class A	187,700	153,067
Bank of Chengdu Co., Ltd. Class A	77,900	101,441
Bank of China, Ltd. Class A	145,400	77,030
Bank of China, Ltd. Class H	6,014,000	2,570,217
Bank of Communications Co., Ltd. Class A	200,000	161,662
Bank of Communications Co., Ltd. Class H	649,000	461,442

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Bank of Guiyang Co., Ltd. Class A	100,600	$ 138,078
Bank of Hangzhou Co., Ltd. Class A	58,900	77,460
Bank of Jiangsu Co., Ltd. Class A	120,600	125,359
Bank of Ningbo Co., Ltd. Class A	19,800	80,023
Baozun, Inc. ADR (a)(b)	2,600	86,112
BBMG Corp. Class H	322,000	98,768
BeiGene, Ltd. ADR (a)(b)	2,800	464,128
Beijing Capital International Airport Co., Ltd. Class H	160,000	155,035
Beijing Enterprises Holdings, Ltd.	58,000	266,113
Beijing Enterprises Water Group, Ltd. (a)	662,000	334,747
Beijing Tiantan Biological Products Corp., Ltd. Class A	10,500	42,120
BEST, Inc. ADR (a)	18,400	102,304
BOC Hong Kong Holdings, Ltd.	291,000	1,010,235
BOE Technology Group Co., Ltd. Class A	165,500	107,876
Brilliance China Automotive Holdings, Ltd.	248,000	257,173
BYD Co., Ltd. Class H (b)	65,000	324,091
BYD Electronic International Co., Ltd. (b)	72,000	138,422
Centre Testing International Group Co., Ltd. Class A	42,800	91,620
CGN Power Co., Ltd. Class H (d)	1,191,600	318,094
Changchun High & New Technology Industry Group, Inc. Class A	1,600	102,683
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	62,728
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	79,650
China Agri-Industries Holdings, Ltd.	190,000	100,708
China Aoyuan Group, Ltd.	128,000	208,630
China Avionics Systems Co., Ltd. Class A	35,100	71,761
China Cinda Asset Management Co., Ltd. Class H	1,059,592	240,699
China CITIC Bank Corp., Ltd. Class H	747,000	447,713
China Coal Energy Co., Ltd. Class H	186,000	73,762
China Common Rich Renewable Energy Investment, Ltd. (a)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	392,810
China Communications Services Corp., Ltd. Class H	250,000	182,243
Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	131,500	$ 573,808
China Construction Bank Corp. Class H	7,391,000	6,383,818
China Eastern Airlines Corp., Ltd. Class H (a)	192,000	106,450
China Education Group Holdings, Ltd.	64,000	83,780
China Enterprise Co., Ltd. Class A	65,400	43,662
China Everbright Bank Co., Ltd. Class A	176,700	111,878
China Everbright Bank Co., Ltd. Class H	267,300	124,185
China Everbright International, Ltd.	361,518	289,983
China Evergrande Group (a)(b)	144,000	399,189
China Film Co., Ltd. Class A	32,200	70,362
China Galaxy Securities Co., Ltd. Class H	366,800	216,075
China Greatwall Technology Group Co., Ltd. Class A	33,600	75,062
China Hongqiao Group, Ltd.	206,000	124,259
China Huarong Asset Management Co., Ltd. Class H (d)	1,024,000	161,647
China Huishan Dairy Holdings Co., Ltd. (a)(f)	66,000	—
China International Capital Corp., Ltd. Class H (b)(d)	106,000	204,333
China International Marine Containers Group Co., Ltd. Class A	48,900	68,943
China International Travel Service Corp., Ltd. Class A	5,400	68,962
China Jinmao Holdings Group, Ltd.	440,000	342,771
China Lesso Group Holdings, Ltd.	102,000	130,776
China Life Insurance Co., Ltd. Class H	590,000	1,639,352
China Literature, Ltd. (a)(b)(d)	26,200	109,282
China Longyuan Power Group Corp., Ltd. Class H	217,000	137,299
China Medical System Holdings, Ltd.	144,000	207,356
China Meheco Co., Ltd. Class A	57,200	107,171
China Mengniu Dairy Co., Ltd.	217,000	877,268
China Merchants Bank Co., Ltd. Class A	92,900	501,236
China Merchants Bank Co., Ltd. Class H	299,500	1,539,436
China Merchants Energy Shipping Co., Ltd. Class A	51,000	60,481
China Merchants Port Holdings Co., Ltd.	148,776	251,658

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	$ 92,145
China Minsheng Banking Corp., Ltd. Class A	200,000	181,188
China Minsheng Banking Corp., Ltd. Class H	537,100	406,006
China Molybdenum Co., Ltd. Class H (b)	354,000	151,744
China National Building Material Co., Ltd. Class H	396,000	442,157
China National Software & Service Co., Ltd. Class A	8,900	91,605
China Oilfield Services, Ltd. Class H	118,000	185,061
China Oriental Group Co., Ltd.	192,000	79,591
China Overseas Land & Investment, Ltd.	296,000	1,152,956
China Pacific Insurance Group Co., Ltd. Class A	28,300	153,747
China Pacific Insurance Group Co., Ltd. Class H	203,000	799,828
China Petroleum & Chemical Corp. Class H	2,034,000	1,224,295
China Power International Development, Ltd.	606,000	129,883
China Railway Construction Corp., Ltd. Class H	221,000	241,938
China Railway Group, Ltd. Class H	423,000	261,125
China Railway Signal & Communication Corp., Ltd. Class H (d)	210,000	117,239
China Reinsurance Group Corp. Class H	499,000	81,973
China Resources Beer Holdings Co., Ltd.	110,721	612,448
China Resources Gas Group, Ltd.	68,000	373,521
China Resources Pharmaceutical Group, Ltd. (d)	177,000	164,238
China Resources Power Holdings Co., Ltd.	222,055	311,774
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	78,687
China Shenhua Energy Co., Ltd. Class H	272,000	568,310
China South Publishing & Media Group Co., Ltd. Class A	41,182	70,596
China Southern Airlines Co., Ltd. Class H (b)	192,000	129,120
China Spacesat Co., Ltd. Class A	23,000	70,567
China State Construction Engineering Corp., Ltd. Class A	120,300	97,067
China Taiping Insurance Holdings Co., Ltd.	168,200	417,057
Security Description	Shares	Value
China Telecom Corp., Ltd. Class H	1,068,000	$ 439,986
China Tower Corp., Ltd. Class H (d)	3,188,000	703,735
China TransInfo Technology Co., Ltd. Class A	19,700	51,024
China Unicom Hong Kong, Ltd.	472,000	444,632
China United Network Communications, Ltd. Class A	174,400	147,479
China Vanke Co., Ltd. Class A	43,800	202,362
China Vanke Co., Ltd. Class H	120,100	512,504
China Yangtze Power Co., Ltd. Class A	80,000	211,108
China Zhongwang Holdings, Ltd.	231,200	92,281
Chinese Universe Publishing and Media Group Co., Ltd. Class A	47,500	92,816
Chongqing Brewery Co., Ltd. Class A	7,200	53,712
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	131,274
CIFI Holdings Group Co., Ltd.	233,923	197,843
CITIC Securities Co., Ltd. Class A	55,100	200,144
CITIC Securities Co., Ltd. Class H	158,000	360,538
CITIC, Ltd.	450,000	601,786
CNOOC, Ltd.	1,359,000	2,260,407
Contemporary Amperex Technology Co., Ltd. Class A	12,300	187,895
COSCO SHIPPING Development Co., Ltd. Class A	224,100	83,332
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	54,786
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	227,000	92,061
COSCO SHIPPING Ports, Ltd.	178,428	146,099
Country Garden Holdings Co., Ltd.	595,744	954,194
Country Garden Services Holdings Co., Ltd.	93,000	313,310
CRRC Corp., Ltd. Class A	136,700	140,132
CRRC Corp., Ltd. Class H	430,350	313,713
CSPC Pharmaceutical Group, Ltd.	362,000	863,210
Dali Foods Group Co., Ltd. (d)	142,000	105,154
Daqin Railway Co., Ltd. Class A	79,300	93,473
Datang International Power Generation Co., Ltd. Class H	428,000	81,845
Dongfang Electric Corp., Ltd. Class A	54,100	71,381
Dongfeng Motor Group Co., Ltd. Class H	200,000	188,146
ENN Energy Holdings, Ltd.	59,600	651,318

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Eve Energy Co., Ltd. Class A (a)	7,000	$ 50,411
Fanhua, Inc. ADR (b)	3,300	85,701
Far East Horizon, Ltd.	238,000	222,978
Financial Street Holdings Co., Ltd. Class A	118,527	138,179
Focus Media Information Technology Co., Ltd. Class A	72,000	64,711
Foshan Haitian Flavouring & Food Co., Ltd. Class A	6,814	105,177
Fosun International, Ltd.	260,500	379,794
Fuyao Glass Industry Group Co., Ltd. Class H (d)	52,800	161,616
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	68,568
GDS Holdings, Ltd. ADR (a)	4,400	226,952
Geely Automobile Holdings, Ltd.	386,000	754,978
Genscript Biotech Corp. (a)(b)	94,000	213,532
GF Securities Co., Ltd. Class H	178,200	217,038
Giant Network Group Co., Ltd. Class A	26,300	68,193
Gigadevice Semiconductor Beijing, Inc. Class A	1,800	52,950
Glodon Co., Ltd. Class A	9,200	44,883
GoerTek, Inc. Class A	28,300	80,937
GOME Retail Holdings, Ltd. (a)(b)	972,000	89,817
Great Wall Motor Co., Ltd. Class H (b)	249,000	184,070
Gree Electric Appliances, Inc. of Zhuhai Class A	16,900	159,121
Greentown Service Group Co., Ltd.	134,000	146,351
Guangdong HEC Technology Holding Co., Ltd. Class A	43,700	64,247
Guanghui Energy Co., Ltd. Class A	204,300	97,088
Guangshen Railway Co., Ltd. Class A	261,700	114,973
Guangzhou Automobile Group Co., Ltd. Class H (b)	218,800	272,384
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	79,455
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	48,535
Guangzhou R&F Properties Co., Ltd. Class H (b)	98,800	182,338
Guotai Junan Securities Co., Ltd. Class H (d)	63,200	111,933
Haidilao International Holding, Ltd. (d)	37,000	148,631
Haier Smart Home Co., Ltd. Class A	26,800	75,031
Haitian International Holdings, Ltd.	76,000	184,153
Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	354,800	$ 419,378
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	42,100	197,893
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	91,744
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	118,549
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	71,626
Hansoh Pharmaceutical Group Co., Ltd. (a)(d)	44,000	146,256
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	68,487
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	55,433
Hengan International Group Co., Ltd.	59,000	420,249
HengTen Networks Group, Ltd. (a)(b)	2,024,000	28,833
Hengyi Petrochemical Co., Ltd. Class A	38,300	76,543
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	56,394
HLA Corp., Ltd. Class A	79,800	87,990
Hua Hong Semiconductor, Ltd. (d)	47,000	106,887
Huadian Power International Corp., Ltd. Class H	300,000	113,966
Hualan Biological Engineering, Inc. Class A	22,200	112,033
Huaneng Power International, Inc. Class H	478,000	241,705
Huaneng Renewables Corp., Ltd. Class H	500,629	194,680
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	54,900	73,127
Huatai Securities Co., Ltd. Class H (b)(d)	181,200	320,457
Huaxi Securities Co., Ltd. Class A	50,700	80,143
Huaxia Bank Co., Ltd. Class A	91,800	101,090
Huayu Automotive Systems Co., Ltd. Class A	18,000	67,166
Huazhu Group, Ltd. ADR (b)	9,900	396,693
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	71,359
Hubei Energy Group Co., Ltd. Class A	101,500	60,768
HUYA, Inc. ADR (a)(b)	5,700	102,315
Industrial & Commercial Bank of China, Ltd. Class A	276,400	233,338
Industrial & Commercial Bank of China, Ltd. Class H	4,894,000	3,768,577
Industrial Bank Co., Ltd. Class A	116,400	330,893

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
INESA Intelligent Tech, Inc. Class B	112,900	$ 68,982
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	76,387
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (a)	219,500	98,639
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,200	151,920
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	141,183
Innovent Biologics, Inc. (a)(d)	70,500	240,224
iQIYI, Inc. ADR (a)(b)	10,000	211,100
Jafron Biomedical Co., Ltd. Class A	5,000	51,571
JD.com, Inc. ADR (a)	56,400	1,986,972
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	71,544
Jiangsu Expressway Co., Ltd. Class H	158,000	216,566
Jiangsu Hengli Hydraulic Co., Ltd. Class A	9,100	64,999
Jiangsu Hengrui Medicine Co., Ltd. Class A	19,804	248,845
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,800	76,151
Jiangxi Copper Co., Ltd. Class H	121,000	166,472
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	60,007
Jinduicheng Molybdenum Co., Ltd. Class A	72,600	83,491
Jinke Properties Group Co., Ltd. Class A	41,500	45,759
Jinyu Bio-Technology Co., Ltd. Class A	37,500	100,787
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	70,901
JOYY, Inc. ADR (a)	4,100	216,439
Kaisa Group Holdings, Ltd. (a)	292,000	139,408
Kama Co., Ltd. Class B (a)	67,100	32,074
Kingdee International Software Group Co., Ltd. (b)	146,000	145,966
Kingsoft Corp., Ltd. (a)(b)	67,000	173,695
Konka Group Co., Ltd. Class B	8,900	2,798
Kunlun Energy Co., Ltd.	330,000	291,383
Kweichow Moutai Co., Ltd. Class A	5,700	968,120
KWG Group Holdings, Ltd.	134,000	187,797
Legend Holdings Corp. Class H (d)	60,300	136,824
Lenovo Group, Ltd.	556,000	373,197
Li Ning Co., Ltd.	152,500	457,003
Liaoning Cheng Da Co., Ltd. Class A (a)	26,500	57,945
Lingyi iTech Guangdong Co. Class A (a)	50,400	78,511
Security Description	Shares	Value
Logan Property Holdings Co., Ltd.	98,000	$ 164,511
Longfor Group Holdings, Ltd. (d)	141,000	660,502
LONGi Green Energy Technology Co., Ltd. Class A	19,000	67,733
Luthai Textile Co., Ltd. Class B	49,300	45,049
Luxshare Precision Industry Co., Ltd. Class A	39,900	209,091
Luye Pharma Group, Ltd. (b)(d)	154,500	115,799
Luzhou Laojiao Co., Ltd. Class A	5,800	72,180
Meitu, Inc. (a)(b)(d)	176,500	37,149
Meituan Dianping Class B (a)	76,800	1,004,379
Metallurgical Corp. of China, Ltd. Class H	400,000	89,838
Midea Group Co., Ltd. Class A	19,400	162,243
Minth Group, Ltd.	54,000	190,585
MMG, Ltd. (a)	212,000	63,667
Momo, Inc. ADR	11,800	395,300
Muyuan Foodstuff Co., Ltd. Class A	11,128	141,857
NanJi E-Commerce Co., Ltd. Class A (a)	28,100	44,015
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	20,100	119,703
NARI Technology Co., Ltd. Class A	23,700	72,068
NAURA Technology Group Co., Ltd. Class A	4,000	50,537
NetEase, Inc. ADR	5,400	1,655,856
New China Life Insurance Co., Ltd. Class H	95,100	408,872
New Hope Liuhe Co., Ltd. Class A	42,400	121,445
New Oriental Education & Technology Group, Inc. ADR (a)	10,800	1,309,500
Nexteer Automotive Group, Ltd.	84,000	76,111
Ninestar Corp. Class A	16,800	79,403
NIO, Inc. ADR (a)(b)	69,700	280,194
Noah Holdings, Ltd. ADR (a)(b)	4,400	155,628
Oceanwide Holdings Co., Ltd. Class A	115,300	75,320
Offshore Oil Engineering Co., Ltd. Class A	92,400	97,903
OneSmart International Education Group, Ltd. ADR (a)	6,800	45,356
Oppein Home Group, Inc. Class A	4,500	75,591
Oriental Pearl Group Co., Ltd. Class A	58,423	78,511
Ovctek China, Inc. Class A	2,200	14,950
People's Insurance Co. Group of China, Ltd. Class H	662,000	275,274
Perfect World Co., Ltd. Class A	800	5,070

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
PetroChina Co., Ltd. Class A	124,800	$ 104,461
PetroChina Co., Ltd. Class H	1,780,000	893,221
PICC Property & Casualty Co., Ltd. Class H	529,700	638,348
Pinduoduo, Inc. ADR (a)	14,700	555,954
Ping An Bank Co., Ltd. Class A	77,300	182,564
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	29,900	218,154
Ping An Insurance Group Co. of China, Ltd. Class A	50,090	614,587
Ping An Insurance Group Co. of China, Ltd. Class H	423,500	5,005,820
Poly Developments and Holdings Group Co., Ltd. Class A	34,800	80,840
Postal Savings Bank of China Co., Ltd. Class H (d)	597,000	406,081
Power Construction Corp. of China, Ltd. Class A	142,200	88,605
Q Technology Group Co., Ltd. (a)	28,000	46,356
Qudian, Inc. ADR (a)(b)	14,100	66,411
SAIC Motor Corp., Ltd. Class A	43,800	149,980
Sanan Optoelectronics Co., Ltd. Class A	21,300	56,146
Sangfor Technologies, Inc. Class A	2,500	41,058
Sany Heavy Industry Co., Ltd. Class A	34,900	85,432
Seazen Group, Ltd. (b)	122,000	148,433
Seazen Holdings Co., Ltd. Class A	13,900	77,272
Semiconductor Manufacturing International Corp. (a)	234,800	359,803
Shaanxi Coal Industry Co., Ltd. Class A	42,400	54,726
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	100,063
Shandong Gold Mining Co., Ltd. Class A	12,000	56,200
Shandong Linglong Tyre Co., Ltd. Class A	25,208	82,987
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	55,770
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	244,534
Shandong Xinchao Energy Corp., Ltd. Class A (a)	268,200	80,863
Shanghai Baosight Software Co., Ltd. Class A	21,401	101,088
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	56,551
Shanghai Electric Group Co., Ltd. Class H	358,000	117,621
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	199,055
Security Description	Shares	Value
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	257,441	$ 96,025
Shanghai Haixin Group Co. Class B	7,900	3,168
Shanghai Industrial Urban Development Group, Ltd.	53,000	6,666
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	149,599
Shanghai M&G Stationery, Inc. Class A	6,100	42,686
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	196,315
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	262,135
Shanghai Tunnel Engineering Co., Ltd. Class A	200,000	173,435
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	71,712
Shanxi Meijin Energy Co., Ltd. Class A (a)	34,400	46,574
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	82,422
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	99,600	87,658
Shanying International Holding Co., Ltd. Class A (a)	178,400	96,562
Shenergy Co., Ltd. Class A	156,400	130,461
Shengyi Technology Co., Ltd. Class A	31,700	95,212
Shennan Circuits Co., Ltd. Class A	3,400	69,365
Shenzhen Energy Group Co., Ltd. Class A	43,500	38,784
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	77,809
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	90,180
Shenzhen Investment, Ltd.	360,005	144,154
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,100	26,469
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	209,200	129,152
Shenzhou International Group Holdings, Ltd.	59,400	868,305
Shui On Land, Ltd.	328,000	71,983
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	108,468
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	38,910
Silergy Corp.	6,000	190,146
SINA Corp. (a)	5,300	211,629
Sinochem International Corp. Class A	68,200	51,896
Sino-Ocean Group Holding, Ltd.	296,000	118,904
Sinopec Engineering Group Co., Ltd. Class H	140,500	84,028

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	$ 74,009
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	97,115
Sinopharm Group Co., Ltd. Class H	122,000	445,455
Sinotrans, Ltd. Class H	286,000	97,269
Sinotruk Hong Kong, Ltd.	46,000	98,119
SITC International Holdings Co., Ltd.	125,000	152,404
SOHO China, Ltd.	353,000	133,194
Songcheng Performance Development Co., Ltd. Class A	17,800	78,993
Spring Airlines Co., Ltd. Class A	11,700	73,726
Sunac China Holdings, Ltd.	189,000	1,129,129
Sunny Optical Technology Group Co., Ltd.	54,700	947,025
Sunwoda Electronic Co., Ltd. Class A	18,900	52,968
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	69,520
TAL Education Group ADR (a)	29,400	1,417,080
TBEA Co., Ltd. Class A	113,000	107,887
TCL Corp. Class A	139,900	89,783
Tech-Bank Food Co., Ltd. Class A (a)	29,200	52,613
Tencent Holdings, Ltd.	438,300	21,128,042
Tencent Music Entertainment Group ADR (a)	4,400	51,656
Textainer Group Holdings, Ltd. (a)	5,082	50,560
Tian Di Science & Technology Co., Ltd. Class A	333,500	152,741
Tingyi Cayman Islands Holding Corp.	158,000	269,694
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	50,137
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	116,046
Towngas China Co., Ltd. (a)	90,310	62,588
Transfar Zhilian Co., Ltd. Class A	67,500	67,644
TravelSky Technology, Ltd. Class H	107,000	261,190
Trip.com Group, Ltd. ADR (a)	35,900	1,204,086
Tsingtao Brewery Co., Ltd. Class H	38,000	255,307
Tus Environmental Science And Technology Development Co., Ltd. Class A	52,700	69,458
Uni-President China Holdings, Ltd.	138,000	144,875
Venustech Group, Inc. Class A	10,200	49,498
Vipshop Holdings, Ltd. ADR (a)	33,800	478,946
Walvax Biotechnology Co., Ltd. Class A	21,900	101,999
Security Description	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	11,300	$ 91,128
Want Want China Holdings, Ltd.	419,000	391,478
Wanxiang Qianchao Co., Ltd. Class A	217,208	167,463
Weibo Corp. ADR (a)(b)	4,510	209,038
Weichai Power Co., Ltd. Class H	169,000	356,575
Weifu High-Technology Group Co., Ltd. Class A	52,900	144,684
Weihai Guangwei Composites Co., Ltd. Class A	10,200	66,632
Wens Foodstuffs Group Co., Ltd. Class A	17,800	85,867
Will Semiconductor, Ltd. Class A	4,000	82,353
Wuchan Zhongda Group Co., Ltd. Class A	175,700	132,434
Wuhan Guide Infrared Co., Ltd. Class A	14,000	42,210
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	200	773
Wuliangye Yibin Co., Ltd. Class A	16,300	311,273
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	39,540
WuXi AppTec Co., Ltd. Class A	3,900	51,581
WuXi AppTec Co., Ltd. Class H (d)	16,240	201,442
Wuxi Biologics Cayman, Inc. (a)(d)	43,000	544,412
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	95,491
XCMG Construction Machinery Co., Ltd. Class A	112,400	88,272
Xiamen C & D, Inc. Class A	72,000	92,931
Xiaomi Corp. Class B (a)(b)(d)	593,400	820,972
Xinhu Zhongbao Co., Ltd. Class A	172,300	93,508
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	133,802
Xinyi Solar Holdings, Ltd.	327,425	232,380
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	187,659
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	62,085
Yanzhou Coal Mining Co., Ltd. Class H	190,000	170,692
Yealink Network Technology Corp., Ltd. Class A	5,600	58,218
Yifeng Pharmacy Chain Co., Ltd. Class A	3,800	39,947
Yihai International Holding, Ltd.	45,000	263,931
Yonyou Network Technology Co., Ltd. Class A	16,100	65,647
Yum China Holdings, Inc.	27,500	1,320,275
Yunda Holding Co., Ltd. Class A	14,500	69,324

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Yuzhou Properties Co., Ltd.	264,657	$ 145,715
Zai Lab, Ltd. ADR (a)	2,500	103,975
Zhaojin Mining Industry Co., Ltd. Class H	95,000	104,976
Zhejiang Dingli Machinery Co., Ltd. Class A	5,900	60,566
Zhejiang Expressway Co., Ltd. Class H	172,000	156,729
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	78,600
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	73,243
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	23,300	84,028
Zhongjin Gold Corp., Ltd. Class A	37,500	45,656
Zhongsheng Group Holdings, Ltd.	35,000	143,292
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	220,771
Zijin Mining Group Co., Ltd. Class H	684,000	340,604
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	87,400	83,822
ZTE Corp. Class A (a)	14,900	75,707
ZTE Corp. Class H (a)	73,400	224,671
ZTO Express Cayman, Inc. ADR	24,500	572,075
		163,189,917
COLOMBIA — 0.1%
Bancolombia SA ADR	500	27,395
Bancolombia SA	17,669	236,915
Bancolombia SA Preference Shares	45,715	638,046
Cementos Argos SA	35,710	79,440
Ecopetrol SA ADR	700	13,972
Ecopetrol SA	462,200	466,918
Grupo Argos SA	22,062	119,672
Grupo Aval Acciones y Valores SA Preference Shares	302,656	134,657
Grupo de Inversiones Suramericana SA	24,789	256,842
Interconexion Electrica SA ESP	32,243	192,584
		2,166,441
CZECH REPUBLIC — 0.0% (e)
CEZ A/S	15,240	342,959
Komercni banka A/S	6,779	248,368
Moneta Money Bank A/S (d)	69,836	262,187
		853,514
DENMARK — 1.2%
ALK-Abello A/S (a)	530	130,171
Ambu A/S Class B (b)	14,452	242,495
AP Moller - Maersk A/S Class A	414	561,577
AP Moller - Maersk A/S Class B	411	593,193
Security Description	Shares	Value
Bavarian Nordic A/S (a)(b)	2,839	$ 73,118
Carlsberg A/S Class B	8,412	1,255,798
Chr. Hansen Holding A/S	8,332	662,605
Coloplast A/S Class B	9,348	1,160,461
Danske Bank A/S	50,713	821,220
Demant A/S (a)(b)	7,997	252,031
Dfds A/S	1,683	82,165
DSV Panalpina A/S	16,882	1,947,123
FLSmidth & Co. A/S	1,795	71,563
Genmab A/S (a)	5,100	1,134,993
GN Store Nord A/S	9,539	448,936
H Lundbeck A/S	7,583	289,788
ISS A/S	13,367	320,973
Jyske Bank A/S (a)	3,323	121,349
Matas A/S	12,409	102,709
Netcompany Group A/S (a)(d)	2,124	101,143
Nilfisk Holding A/S (a)	3,415	74,795
NKT A/S (a)	3,679	88,866
NNIT A/S (d)	5,944	99,647
Novo Nordisk A/S Class B	136,000	7,899,114
Novozymes A/S Class B	16,937	829,422
Orsted A/S (d)	14,616	1,512,757
Pandora A/S	7,861	342,214
Per Aarsleff Holding A/S	2,547	82,069
Ringkjoebing Landbobank A/S	2,371	183,070
Royal Unibrew A/S	3,401	311,643
SimCorp A/S	2,518	286,523
Spar Nord Bank A/S	10,370	100,787
Sydbank A/S	6,778	142,341
Tryg A/S	10,908	323,619
Vestas Wind Systems A/S	14,538	1,470,179
Zealand Pharma A/S (a)	2,577	91,126
		24,211,583
EGYPT — 0.0% (e)
Centamin PLC	99,056	166,655
Commercial International Bank Egypt SAE	137,796	712,590
Eastern Co SAE	112,565	106,043
ElSewedy Electric Co.	69,110	48,269
		1,033,557
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P/F	3,822	282,715
FINLAND — 0.7%
Cargotec Oyj	2,367	80,346
Caverion Oyj	6,815	55,002
Cramo Oyj	6,878	102,220
Elisa Oyj	11,994	663,065
Fortum Oyj	36,238	894,897
Huhtamaki Oyj	6,409	297,692
Kesko Oyj Class B	2,708	191,746
Kone Oyj Class B	27,168	1,777,311
Konecranes Oyj	2,768	85,134
Metso Oyj (b)	10,362	409,190
Neste Oyj	32,710	1,138,960

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Nokia Oyj (c)	484,349	$ 1,791,974
Nokia Oyj (c)	12,368	45,911
Nokian Renkaat Oyj	14,145	406,947
Nordea Bank Abp	245,583	1,984,382
Nordea Bank Abp	4,394	35,710
Orion Oyj Class B	9,140	423,416
Outotec Oyj (a)	13,108	84,722
Sampo Oyj Class A	36,236	1,582,660
Stora Enso Oyj Class R	49,933	726,685
Tokmanni Group Corp.	6,629	93,906
UPM-Kymmene Oyj	43,889	1,522,793
Uponor Oyj	8,507	111,247
Valmet Oyj	8,606	206,343
Wartsila OYJ Abp	39,085	432,148
		15,144,407
FRANCE — 6.4%
Accor SA	14,948	700,528
Aeroports de Paris	2,501	494,378
Air France-KLM (a)	11,909	132,663
Air Liquide SA	36,315	5,144,362
Airbus SE	44,760	6,555,717
Alstom SA	15,233	722,092
Alten SA	600	75,769
Altran Technologies SA	14,708	233,778
Amundi SA (d)	6,238	489,450
Arkema SA	5,898	626,962
Atos SE	8,050	671,565
AXA SA	150,453	4,240,663
BioMerieux	3,714	330,807
BNP Paribas SA	86,679	5,140,208
Bollore SA	103,045	449,948
Bollore SA (a)	598	2,547
Bouygues SA	18,816	800,062
Bureau Veritas SA	24,504	639,783
Capgemini SE	12,692	1,551,473
Carrefour SA	49,243	826,365
Casino Guichard Perrachon SA (b)	4,251	198,982
CGG SA (a)	58,359	189,646
Cie de Saint-Gobain	38,413	1,573,828
Cie Generale des Etablissements Michelin SCA	13,726	1,680,950
Cie Plastic Omnium SA	3,135	87,624
CNP Assurances	17,239	343,089
Covivio REIT	4,298	488,240
Credit Agricole SA	91,845	1,332,515
Danone SA	48,274	4,004,459
Dassault Aviation SA	263	345,404
Dassault Systemes SE	10,340	1,700,954
Edenred	19,532	1,010,727
Eiffage SA	7,045	806,617
Electricite de France SA	49,171	547,970
Elior Group SA (d)	4,080	59,995
Elis SA	4,181	86,824
Engie SA	142,336	2,300,718
EssilorLuxottica SA	21,885	3,336,049
Security Description	Shares	Value
Eurazeo SE	5,311	$ 363,657
Eutelsat Communications SA	14,062	228,719
Faurecia SE	5,766	310,866
Gaztransport Et Technigaz SA	1,156	110,816
Gecina SA REIT	3,814	683,282
Getlink SE	36,559	636,491
Groupe Fnac SA (a)	1,174	69,581
Hermes International	2,502	1,871,019
ICADE REIT	2,766	301,324
Iliad SA (b)	2,110	273,677
Imerys SA	2,234	94,489
Ingenico Group SA	4,805	522,101
Innate Pharma SA (a)(b)	9,314	62,312
Ipsen SA	2,844	252,199
JCDecaux SA	7,931	244,642
Kaufman & Broad SA	1,893	78,621
Kering SA	5,848	3,841,473
Klepierre SA REIT	16,646	632,492
Legrand SA	21,428	1,747,204
L'Oreal SA	19,651	5,823,375
LVMH Moet Hennessy Louis Vuitton SE	21,344	9,923,664
Maisons du Monde SA (d)	4,452	64,816
Natixis SA	76,845	341,411
Nexity SA	1,285	64,591
Orange SA	155,575	2,291,183
Orpea	2,322	297,917
Pernod Ricard SA	16,386	2,931,888
Peugeot SA	46,549	1,112,951
Publicis Groupe SA	17,621	798,303
Remy Cointreau SA	1,717	211,043
Renault SA	15,429	730,517
Rexel SA	4,182	55,604
Rubis SCA	4,438	272,745
Safran SA	25,212	3,895,558
Sanofi	86,782	8,730,131
Sartorius Stedim Biotech	2,212	366,734
Schneider Electric SE	42,794	4,395,316
SCOR SE	14,101	592,297
SEB SA	1,820	270,486
Societe BIC SA	2,422	168,559
Societe Generale SA	63,054	2,195,182
Sodexo SA	7,276	862,876
SOITEC (a)	1,500	157,767
Solocal Group (a)(b)	88,981	55,134
Sopra Steria Group	870	140,138
SPIE SA	4,046	82,476
Suez	29,919	452,881
Teleperformance	4,517	1,102,290
Thales SA	8,481	880,783
TOTAL SA	183,034	10,108,414
Trigano SA	508	53,659
Ubisoft Entertainment SA (a)	6,678	461,607
Unibail-Rodamco-Westfield	34,100	268,231
Unibail-Rodamco-Westfield REIT	11,291	1,782,618

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Valeo SA	19,387	$ 683,541
Vallourec SA (a)(b)	28,654	90,445
Veolia Environnement SA	44,529	1,185,115
Vinci SA	39,795	4,422,317
Virbac SA (a)	319	84,685
Vivendi SA	67,303	1,950,639
Wendel SA	2,944	391,600
Worldline SA (a)(d)	6,940	491,948
		133,492,111
GERMANY — 5.3%
Aareal Bank AG	3,415	115,958
adidas AG	13,868	4,511,265
ADLER Real Estate AG (a)	5,632	85,978
ADO Properties SA (d)	2,041	73,542
ADVA Optical Networking SE (a)	10,788	97,966
AIXTRON SE (a)	9,176	87,839
Allianz SE	32,709	8,018,739
alstria office REIT-AG	8,087	152,051
Amadeus Fire AG	685	113,645
Aroundtown SA	76,555	686,089
Aurubis AG	2,664	163,631
BASF SE	70,708	5,345,549
Bayer AG	71,711	5,860,882
Bayerische Motoren Werke AG	26,151	2,146,987
Bayerische Motoren Werke AG Preference Shares	4,259	263,179
BayWa AG	2,500	79,277
Bechtle AG	1,786	250,999
Beiersdorf AG	8,567	1,025,595
Bertrandt AG	1,559	98,524
bet-at-home.com AG	1,390	82,539
Bilfinger SE	1,869	72,547
Borussia Dortmund GmbH & Co. KGaA	6,662	65,807
Brenntag AG	13,050	710,165
CANCOM SE	1,869	110,352
Carl Zeiss Meditec AG	3,178	405,602
CECONOMY AG (a)	13,285	80,616
Cewe Stiftung & Co. KGaA	785	93,227
Commerzbank AG	81,763	506,344
CompuGroup Medical SE	1,642	117,500
Continental AG	8,992	1,163,379
Corestate Capital Holding SA	2,251	94,753
Covestro AG (d)	14,366	668,416
CropEnergies AG	4,161	51,285
CTS Eventim AG & Co. KGaA	2,844	178,933
Daimler AG	70,223	3,891,604
Delivery Hero SE (a)(d)	8,767	694,378
Deutsche Bank AG	154,212	1,197,353
Deutsche Beteiligungs AG	1,870	82,808
Deutsche Boerse AG	14,856	2,337,121
Deutsche Lufthansa AG	20,261	373,212
Deutsche Pfandbriefbank AG (d)	8,231	134,524
Deutsche Post AG	77,444	2,956,518
Deutsche Telekom AG	256,461	4,194,373
Security Description	Shares	Value
Deutsche Wohnen SE	28,074	$ 1,147,705
Deutz AG	12,501	78,160
DIC Asset AG	5,992	106,944
Duerr AG	2,975	101,452
E.ON SE	176,155	1,883,218
Eckert & Ziegler Strahlen- und Medizintechnik AG	397	84,938
Encavis AG	7,690	81,055
Evonik Industries AG	15,480	472,809
Evotec SE (a)(b)	8,750	226,394
Fraport AG Frankfurt Airport Services Worldwide	4,505	383,209
Freenet AG	8,010	183,781
Fresenius Medical Care AG & Co. KGaA	16,869	1,248,982
Fresenius SE & Co. KGaA	32,551	1,833,501
Fuchs Petrolub SE Preference Shares	5,675	281,307
GEA Group AG	12,456	412,185
Gerresheimer AG	981	75,981
Grand City Properties SA	3,728	89,468
GRENKE AG	1,667	172,619
Hamborner REIT AG	12,734	139,509
Hannover Rueck SE	5,012	969,354
HeidelbergCement AG	12,187	888,646
HelloFresh SE (a)	12,377	259,247
Henkel AG & Co. KGaA Preference Shares	13,978	1,446,645
Henkel AG & Co. KGaA	7,948	749,417
HOCHTIEF AG	2,491	317,922
Hornbach Holding AG & Co. KGaA	1,214	87,895
HUGO BOSS AG	6,469	314,130
Hypoport AG (a)	274	96,883
Indus Holding AG	1,771	77,232
Infineon Technologies AG	96,966	2,210,627
Isra Vision AG	1,734	75,638
Jenoptik AG	4,194	119,954
JOST Werke AG (d)	3,047	127,576
Jungheinrich AG Preference Shares	3,727	89,946
K+S AG	9,991	124,654
KION Group AG	5,228	361,260
Kloeckner & Co. SE	12,637	89,082
Knorr-Bremse AG	3,963	403,698
Koenig & Bauer AG	1,881	58,993
Lanxess AG	7,071	474,803
LEG Immobilien AG	3,805	450,816
Merck KGaA	10,673	1,262,139
METRO AG	13,930	224,383
MorphoSys AG (a)	2,565	365,084
MTU Aero Engines AG	4,086	1,167,731
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,272	3,327,690
Nemetschek SE	3,890	256,752
New Work SE	256	83,909

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Nordex SE (a)	6,238	$ 84,586
Norma Group SE	2,753	117,429
OSRAM Licht AG (a)	7,441	338,695
PATRIZIA AG	3,685	82,149
Pfeiffer Vacuum Technology AG	515	91,916
Porsche Automobil Holding SE Preference Shares	12,861	962,046
ProSiebenSat.1 Media SE	16,447	256,803
Puma SE	6,587	505,373
Rational AG	91	73,240
Rheinmetall AG	3,479	399,890
RIB Software SE	3,613	91,656
Rocket Internet SE (a)(d)	2,702	67,029
RWE AG	45,334	1,391,770
SAP SE	75,403	10,183,864
Sartorius AG Preference Shares	2,813	602,468
Scout24 AG (d)	8,213	543,465
Siemens AG	58,670	7,674,980
Siemens Healthineers AG (d)	11,789	566,643
Siltronic AG	1,334	134,348
Sirius Real Estate, Ltd.	127,528	149,514
Sixt Leasing SE	5,269	66,952
Sixt SE	867	87,248
Stabilus SA	2,256	153,588
STO SE & Co. KGaA Preference Shares	608	77,803
STRATEC SE	869	59,503
Stroeer SE & Co. KGaA	1,566	126,652
Suedzucker AG	3,761	69,278
Symrise AG	10,271	1,081,438
TAG Immobilien AG	2,687	66,838
Takkt AG	5,349	75,533
Telefonica Deutschland Holding AG	77,839	225,775
Thyssenkrupp AG	32,007	432,571
TLG Immobilien AG	2,550	81,435
TUI AG	34,483	435,709
Uniper SE	16,349	541,560
United Internet AG	9,839	323,376
Varta AG (a)	991	135,045
VERBIO Vereinigte BioEnergie AG	7,261	95,524
Volkswagen AG	2,700	525,077
Volkswagen AG Preference Shares	14,188	2,806,802
Vonovia SE	39,873	2,148,356
Vossloh AG	1,786	74,177
Washtec AG	1,430	86,198
Wirecard AG (b)	9,054	1,092,534
Zalando SE (a)(d)	10,813	548,376
zooplus AG (a)	679	65,090
		110,726,676
GREECE — 0.1%
Aegean Airlines SA	8,153	76,875
Alpha Bank AE (a)	126,379	272,797
Eurobank Ergasias SA (a)	157,393	162,540
Security Description	Shares	Value
FF Group (a)(f)	122	$ 66
GEK Terna Holding Real Estate Construction SA (a)	9,885	83,996
Hellenic Exchanges - Athens Stock Exchange SA	14,327	74,540
Hellenic Telecommunications Organization SA	15,227	243,736
Holding Co. ADMIE IPTO SA	31,100	80,990
JUMBO SA	9,840	204,892
LAMDA Development SA (a)	12,062	111,431
Motor Oil Hellas Corinth Refineries SA	5,457	126,307
National Bank of Greece SA (a)	54,691	185,400
OPAP SA	12,259	159,487
Piraeus Bank SA (a)	26,546	89,096
Public Power Corp. SA (a)	11,042	51,190
Terna Energy SA	8,992	77,316
		2,000,659
HONG KONG — 2.5%
AIA Group, Ltd.	922,800	9,687,754
Alibaba Pictures Group, Ltd. (a)	1,680,000	295,387
ASM Pacific Technology, Ltd.	23,700	328,803
Bank of East Asia, Ltd.	126,340	282,132
Bosideng International Holdings, Ltd. (b)	324,000	116,846
Budweiser Brewing Co. APAC, Ltd. (a)(d)	95,600	322,683
Cafe de Coral Holdings, Ltd.	26,000	61,598
Champion REIT	192,000	126,903
China Ding Yi Feng Holdings, Ltd. (f)	104,000	1,068
China Everbright, Ltd.	90,000	168,177
China First Capital Group, Ltd. (a)	390,000	13,514
China Gas Holdings, Ltd.	137,800	516,410
China Mobile, Ltd.	468,000	3,934,136
China Resources Cement Holdings, Ltd.	276,000	351,385
China Resources Land, Ltd.	215,333	1,072,271
China State Construction International Holdings, Ltd.	230,750	209,670
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	114,849
China Youzan, Ltd. (a)	1,120,000	71,152
CK Asset Holdings, Ltd.	205,024	1,480,094
CK Hutchison Holdings, Ltd.	207,524	1,978,879
CK Infrastructure Holdings, Ltd.	57,000	405,638
CLP Holdings, Ltd.	127,500	1,340,159
Dairy Farm International Holdings, Ltd.	20,200	115,342
Esprit Holdings, Ltd. (a)	358,900	72,316
Fairwood Holdings, Ltd.	25,500	65,061
Galaxy Entertainment Group, Ltd.	167,000	1,230,242
Guangdong Investment, Ltd.	236,000	493,698
Haier Electronics Group Co., Ltd.	99,000	309,383

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Hang Lung Group, Ltd.	83,000	$ 205,162
Hang Lung Properties, Ltd.	170,000	373,084
Hang Seng Bank, Ltd.	59,000	1,219,102
Henderson Land Development Co., Ltd.	130,466	640,458
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	246,664	243,125
HKBN, Ltd.	64,000	107,272
HKT Trust & HKT, Ltd.	294,000	414,297
Hong Kong & China Gas Co., Ltd.	758,505	1,481,615
Hong Kong Exchanges & Clearing, Ltd.	92,932	3,017,505
Hongkong Land Holdings, Ltd.	91,500	526,125
Hutchison China MediTech, Ltd. ADR (a)	3,900	97,773
Hysan Development Co., Ltd.	67,000	262,693
Jardine Matheson Holdings, Ltd.	16,800	934,080
Jardine Strategic Holdings, Ltd.	17,000	521,050
Kerry Properties, Ltd.	75,500	239,819
Kingboard Holdings, Ltd.	88,000	278,960
Kingboard Laminates Holdings, Ltd.	114,000	141,333
Lee & Man Paper Manufacturing, Ltd.	156,000	118,124
Link REIT	160,500	1,699,383
Man Wah Holdings, Ltd.	143,200	102,000
Melco International Development, Ltd.	40,000	112,426
Melco Resorts & Entertainment, Ltd. ADR	16,730	404,364
MTR Corp., Ltd.	117,381	693,729
New World Development Co., Ltd.	492,324	674,815
Nine Dragons Paper Holdings, Ltd.	191,000	198,555
NOVA Group Holdings, Ltd.	275,000	54,705
NWS Holdings, Ltd.	158,968	222,789
Pacific Basin Shipping, Ltd.	439,000	92,400
PCCW, Ltd.	346,000	204,710
Power Assets Holdings, Ltd.	114,000	833,954
Prosperity REIT	191,000	74,764
Sands China, Ltd.	188,000	1,004,928
Seaspan Corp.	8,100	115,101
Shanghai Industrial Holdings, Ltd.	53,000	102,030
Shangri-La Asia, Ltd.	76,000	79,396
Shenzhen International Holdings, Ltd.	118,746	260,907
Shimao Property Holdings, Ltd.	93,500	362,394
Sino Biopharmaceutical, Ltd.	539,000	754,011
Sino Land Co., Ltd.	268,965	390,755
SJM Holdings, Ltd.	128,000	145,712
SSY Group, Ltd.	204,000	165,204
Sun Art Retail Group, Ltd.	251,500	305,023
Sun Hung Kai Properties, Ltd.	123,500	1,890,905
Security Description	Shares	Value
Sunlight Real Estate Investment Trust	122,000	$ 78,914
Swire Pacific, Ltd. Class A	41,500	385,610
Swire Properties, Ltd.	94,200	312,517
Techtronic Industries Co., Ltd.	106,000	864,537
Vitasoy International Holdings, Ltd.	74,000	268,295
VTech Holdings, Ltd.	15,300	151,197
WH Group, Ltd. (d)	745,500	770,204
Wharf Holdings, Ltd.	90,000	228,933
Wharf Real Estate Investment Co., Ltd.	96,000	585,847
Wheelock & Co., Ltd.	84,000	560,050
Xinyi Glass Holdings, Ltd.	88,000	116,553
Yue Yuen Industrial Holdings, Ltd.	56,500	166,778
Yuexiu Property Co., Ltd.	714,000	164,943
		51,586,465
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	29,983	299,200
OTP Bank Nyrt	17,129	897,092
Richter Gedeon Nyrt	13,084	284,889
		1,481,181
INDIA — 2.4%
Aavas Financiers, Ltd. (a)	1,169	32,736
Adani Ports & Special Economic Zone, Ltd.	50,750	260,369
Adani Power, Ltd. (a)	82,554	71,361
Adani Transmission, Ltd. (a)	21,900	101,572
AIA Engineering, Ltd.	3,825	88,415
Ambuja Cements, Ltd.	52,062	143,178
Apollo Hospitals Enterprise, Ltd.	6,404	129,097
Arvind Fashions, Ltd. (a)	10,796	59,721
Ashok Leyland, Ltd.	96,463	110,074
Asian Paints, Ltd.	20,276	508,532
Astral Poly Technik, Ltd.	7,155	118,184
AstraZeneca Pharma India, Ltd.	1,288	47,174
Atul, Ltd.	634	36,062
AU Small Finance Bank, Ltd. (d)	13,987	157,549
Aurobindo Pharma, Ltd.	23,836	152,711
Avenue Supermarts, Ltd. (a)(d)	10,923	281,575
Axis Bank, Ltd.	155,448	1,638,801
Bajaj Auto, Ltd.	5,782	257,596
Bajaj Electricals, Ltd.	12,996	65,382
Bajaj Finance, Ltd.	12,465	737,826
Bajaj Finserv, Ltd.	2,592	342,074
Balkrishna Industries, Ltd.	7,352	101,971
Balrampur Chini Mills, Ltd.	31,845	81,868
Bandhan Bank, Ltd. (d)	35,286	252,021
BASF India, Ltd.	5,048	69,767
Berger Paints India, Ltd.	15,876	114,769
Bharat Forge, Ltd.	16,336	110,611
Bharat Petroleum Corp., Ltd.	52,710	362,917

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Bharti Airtel, Ltd. (a)	154,266	$ 985,530
Bharti Infratel, Ltd.	17,640	62,401
Blue Dart Express, Ltd.	2,241	68,318
Blue Star, Ltd.	6,804	80,072
Bosch, Ltd.	698	150,008
Brigade Enterprises, Ltd.	38,845	119,183
Britannia Industries, Ltd.	5,514	234,533
Can Fin Homes, Ltd.	1,361	7,494
Carborundum Universal, Ltd.	16,876	75,717
Century Plyboards India, Ltd.	34,832	78,201
Chalet Hotels, Ltd. (a)	15,751	76,131
Cipla, Ltd.	30,767	205,995
City Union Bank, Ltd.	9,416	30,968
Coal India, Ltd.	75,457	223,533
Container Corp. Of India, Ltd.	18,212	146,162
Crompton Greaves Consumer Electricals, Ltd.	19,342	64,764
Dabur India, Ltd.	47,756	306,428
DCB Bank, Ltd.	34,567	83,296
Dish TV India, Ltd. (a)	206,721	38,084
Divi's Laboratories, Ltd.	7,572	194,996
DLF, Ltd.	51,417	165,896
Dr Reddy's Laboratories, Ltd.	8,889	357,356
Edelweiss Financial Services, Ltd.	58,647	89,805
Eicher Motors, Ltd.	941	295,307
EID Parry India, Ltd.	2,695	7,589
Equitas Holdings, Ltd. (a)	43,893	65,675
FDC, Ltd. (a)	15,589	46,126
Federal Bank, Ltd.	146,800	180,677
Finolex Industries, Ltd.	9,992	77,063
Fortis Healthcare, Ltd. (a)	45,663	84,765
GAIL India, Ltd.	130,252	220,985
GAIL India, Ltd. GDR	1,422	13,992
Galaxy Surfactants, Ltd.	4,286	90,070
Glenmark Pharmaceuticals, Ltd.	13,064	63,510
Godrej Consumer Products, Ltd.	31,261	298,559
Godrej Properties, Ltd. (a)	4,954	68,468
Granules India, Ltd.	7,280	12,581
Grasim Industries, Ltd.	21,952	229,121
Greaves Cotton, Ltd.	44,707	84,211
Gulf Oil Lubricants India, Ltd.	3,534	40,005
Havells India, Ltd.	19,396	175,895
HCL Technologies, Ltd.	82,354	656,495
HDFC Asset Management Co., Ltd. (d)	3,753	167,727
HDFC Life Insurance Co., Ltd. (d)	38,007	331,465
HeidelbergCement India, Ltd.	37,912	92,897
Hero MotoCorp, Ltd.	4,570	156,606
HFCL, Ltd.	343,236	84,393
Hindalco Industries, Ltd.	105,540	319,083
Hindustan Petroleum Corp., Ltd.	57,590	213,124
Hindustan Unilever, Ltd.	47,500	1,277,902
Housing Development Finance Corp., Ltd.	123,187	4,164,529
Security Description	Shares	Value
ICICI Bank, Ltd. ADR	3,933	$ 59,349
ICICI Bank, Ltd.	360,763	2,722,472
ICICI Lombard General Insurance Co., Ltd. (d)	14,666	283,773
ICICI Prudential Life Insurance Co., Ltd. (d)	24,200	163,434
IDFC First Bank, Ltd. (a)	188,111	119,516
IIFL Holdings, Ltd.	39,096	76,710
Indiabulls Housing Finance, Ltd.	26,026	113,962
Indiabulls Ventures, Ltd.	21,764	65,358
Indian Hotels Co., Ltd.	45,062	91,130
Indian Oil Corp., Ltd.	128,597	226,465
Info Edge India, Ltd.	5,735	204,057
Infosys, Ltd. ADR	14,600	150,672
Infosys, Ltd.	248,244	2,545,802
Inox Leisure, Ltd.	20,361	108,540
InterGlobe Aviation, Ltd. (d)	8,111	151,543
Ipca Laboratories, Ltd.	4,108	65,550
ITC, Ltd.	255,704	851,891
Jammu & Kashmir Bank, Ltd. (a)	182,342	76,510
Jindal Steel & Power, Ltd. (a)	42,048	98,761
JK Cement, Ltd.	4,955	80,880
JK Lakshmi Cement, Ltd.	9,900	38,766
JSW Steel, Ltd.	57,596	217,867
Jubilant Foodworks, Ltd.	6,372	147,565
Kajaria Ceramics, Ltd.	12,979	95,663
Karnataka Bank, Ltd.	39,607	39,952
Karur Vysya Bank, Ltd.	19,609	16,552
Kaveri Seed Co., Ltd.	11,051	78,341
KEI Industries, Ltd.	9,323	59,749
KPIT Technologies, Ltd.	52,895	68,918
Lakshmi Machine Works, Ltd.	1,452	66,926
Larsen & Toubro, Ltd., GDR	3,180	58,448
Larsen & Toubro, Ltd.	40,314	737,057
Lemon Tree Hotels, Ltd. (a)(d)	47,030	42,103
LIC Housing Finance, Ltd.	27,542	167,406
Lupin, Ltd.	24,227	259,654
Mahindra & Mahindra Financial Services, Ltd.	27,266	122,906
Mahindra & Mahindra, Ltd. GDR	3,302	24,963
Mahindra & Mahindra, Ltd.	70,227	522,682
Manappuram Finance, Ltd.	37,333	92,603
Marico, Ltd.	33,140	158,206
Maruti Suzuki India, Ltd.	7,753	800,520
Max Financial Services, Ltd. (a)	15,780	118,231
Motherson Sumi Systems, Ltd.	82,206	168,839
Mphasis, Ltd.	6,599	85,064
NESCO, Ltd.	5,149	47,509
Nestle India, Ltd.	1,599	330,917
NTPC, Ltd.	152,569	254,359
Oil & Natural Gas Corp., Ltd.	182,146	328,040
Orient Electric, Ltd.	13,712	36,173
Page Industries, Ltd.	490	159,539
Petronet LNG, Ltd.	45,619	171,315

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Pfizer, Ltd.	683	$ 40,274
Phoenix Mills, Ltd.	8,044	93,312
PI Industries, Ltd.	5,742	116,243
Pidilite Industries, Ltd.	10,715	208,211
Piramal Enterprises, Ltd.	7,347	156,774
Power Grid Corp. of India, Ltd.	132,400	353,546
Prestige Estates Projects, Ltd.	13,088	61,939
Procter & Gamble Health, Ltd.	760	46,051
PTC India, Ltd.	128,482	100,621
PVR, Ltd.	3,937	104,520
Rallis India, Ltd.	37,687	88,861
RBL Bank, Ltd. (d)	36,130	174,555
REC, Ltd.	54,149	108,483
Redington India, Ltd.	45,228	74,769
Reliance Industries, Ltd., GDR (d)	6,884	292,914
Reliance Industries, Ltd.	259,002	5,500,942
Repco Home Finance, Ltd.	16,310	72,492
SBI Life Insurance Co., Ltd. (d)	28,341	381,609
Shree Cement, Ltd.	541	154,527
Shriram Transport Finance Co., Ltd.	13,935	228,280
Sobha, Ltd.	12,486	70,155
South Indian Bank, Ltd.	63,667	9,053
SPANDANA SPHOORTY FINANCIAL COMMON STOCK INR10.0 (a)	5,000	83,989
SpiceJet, Ltd. (a)	6,570	10,401
State Bank of India (a)	182,304	852,545
State Bank of India GDR (a)(b)	1,020	47,736
Strides Pharma Science, Ltd.	5,713	28,894
Sun Pharma Advanced Research Co., Ltd. (a)	8,505	18,612
Sun Pharmaceutical Industries, Ltd.	60,455	366,144
Sundaram Finance, Ltd.	3,454	79,118
Sunteck Realty, Ltd.	14,806	86,706
Suven Life Sciences, Ltd.	5,563	23,958
Symphony, Ltd.	3,877	63,007
Tata Communications, Ltd.	6,812	37,897
Tata Consultancy Services, Ltd.	68,302	2,071,696
Tata Global Beverages, Ltd.	26,037	117,184
Tata Motors, Ltd. ADR (a)	1,078	13,939
Tata Motors, Ltd. (a)	143,863	372,163
Tata Power Co., Ltd.	115,538	91,698
Tata Steel, Ltd.	25,361	167,260
Tata Steel, Ltd. GDR	1,300	8,788
TeamLease Services, Ltd. (a)	1,645	57,040
Tech Mahindra, Ltd.	35,560	379,223
Timken India, Ltd.	6,375	82,525
Titan Co., Ltd.	22,947	382,535
Tube Investments of India, Ltd.	9,555	64,456
TV18 Broadcast, Ltd. (a)	322,994	95,706
Ujjivan Financial Services, Ltd.	1,086	5,286
UltraTech Cement, Ltd.	7,217	409,998
United Spirits, Ltd. (a)	25,960	217,891
UPL, Ltd.	39,039	319,408
Security Description	Shares	Value
Varun Beverages, Ltd.	5,485	$ 53,791
Vedanta, Ltd.	114,419	244,056
Vedanta, Ltd. ADR	1,433	12,367
Venky's India, Ltd.	3,202	78,953
Vinati Organics, Ltd.	2,345	65,348
V-Mart Retail, Ltd.	2,562	59,296
Vodafone Idea, Ltd. (a)	693,861	60,270
Wipro, Ltd. ADR	7,834	29,377
Wipro, Ltd.	89,084	307,147
Wockhardt, Ltd. (a)	5,297	17,387
Yes Bank, Ltd.	163,001	107,330
Zee Entertainment Enterprises, Ltd.	67,492	276,102
		49,876,170
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk PT	438,100	47,179
Adaro Energy Tbk PT	1,258,000	140,911
Astra International Tbk PT	1,542,300	769,345
Bank Central Asia Tbk PT	748,800	1,802,891
Bank Mandiri Persero Tbk PT	1,439,600	795,889
Bank Negara Indonesia Persero Tbk PT	651,900	368,623
Bank Rakyat Indonesia Persero Tbk PT	4,252,300	1,347,749
Bank Tabungan Negara Persero Tbk PT	370,200	56,533
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	170,800	52,289
Barito Pacific Tbk PT (a)	2,421,300	263,365
Bukit Asam Tbk PT	469,600	89,979
Bumi Serpong Damai Tbk PT (a)	1,332,000	120,415
Charoen Pokphand Indonesia Tbk PT	574,800	269,130
Ciputra Development Tbk PT	929,100	69,603
Gudang Garam Tbk PT	43,700	166,836
Hanjaya Mandala Sampoerna Tbk PT	833,400	126,068
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	132,784
Indocement Tunggal Prakarsa Tbk PT	146,800	201,179
Indofood CBP Sukses Makmur Tbk PT	220,400	177,019
Indofood Sukses Makmur Tbk PT	409,500	233,768
Jasa Marga Persero Tbk PT	150,175	55,981
Kalbe Farma Tbk PT	1,941,600	226,572
Matahari Department Store Tbk PT	260,400	78,969
Media Nusantara Citra Tbk PT	419,700	49,279
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	98,587
Pakuwon Jati Tbk PT	1,357,000	55,717
Perusahaan Gas Negara Tbk PT	631,200	98,664
Semen Indonesia Persero Tbk PT	217,000	187,574

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Summarecon Agung Tbk PT	864,100	$ 62,555
Surya Citra Media Tbk PT	511,200	51,921
Telekomunikasi Indonesia Persero Tbk PT	3,786,700	1,082,888
Tower Bersama Infrastructure Tbk PT	785,500	69,596
Unilever Indonesia Tbk PT	110,700	334,911
United Tractors Tbk PT	146,700	227,460
XL Axiata Tbk PT (a)	213,000	48,331
		9,960,560
IRELAND — 0.4%
AerCap Holdings NV (a)	10,323	634,555
AIB Group PLC	54,869	191,300
Bank of Ireland Group PLC	73,987	405,452
C&C Group PLC	16,149	86,964
COSMO Pharmaceuticals NV (a)	890	70,494
CRH PLC	63,393	2,538,228
Flutter Entertainment PLC	6,271	762,697
Glanbia PLC	14,863	171,175
Greencore Group PLC	38,062	135,082
James Hardie Industries PLC	34,851	682,774
Kerry Group PLC Class A	12,734	1,588,053
Keywords Studios PLC	4,784	94,937
Kingspan Group PLC	12,170	743,831
Smurfit Kappa Group PLC	18,699	719,104
UDG Healthcare PLC	15,386	164,284
		8,988,930
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (a)	2,055	85,377
Airport City, Ltd. (a)	3,589	67,354
Alony Hetz Properties & Investments, Ltd.	4,892	77,332
Ashtrom Group, Ltd.	6,844	102,462
Azrieli Group, Ltd.	3,569	260,907
Bank Hapoalim BM	91,066	755,368
Bank Leumi Le-Israel BM	118,330	861,267
Bayside Land Corp.	107	82,217
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	180,889	145,329
Blue Square Real Estate, Ltd.	992	70,164
Caesarstone, Ltd.	3,675	55,382
Check Point Software Technologies, Ltd. (a)	9,710	1,077,422
CyberArk Software, Ltd. (a)	3,083	359,416
Elbit Systems, Ltd.	2,027	315,494
Elco, Ltd.	2,531	90,351
Energix-Renewable Energies, Ltd. (a)	29,187	87,122
Equital, Ltd. (a)	2,112	62,614
Formula Systems 1985, Ltd.	1,091	74,228
Gilat Satellite Networks, Ltd.	8,589	67,936
Hadera Paper, Ltd.	1,596	63,627
Hilan, Ltd.	1,722	69,299
Security Description	Shares	Value
Industrial Buildings Corp., Ltd. (a)	61,556	$ 168,058
Israel Chemicals, Ltd.	60,469	284,488
Israel Discount Bank, Ltd. Class A	94,275	436,984
Ituran Location & Control, Ltd.	2,800	70,364
Kornit Digital, Ltd. (a)(b)	3,500	119,805
Matrix IT, Ltd.	4,080	82,108
Maytronics, Ltd.	9,751	81,447
Mehadrin, Ltd. (a)	164	6,557
Mizrahi Tefahot Bank, Ltd.	12,097	322,213
Naphtha Israel Petroleum Corp., Ltd.	12,597	75,604
Nice, Ltd. (a)	5,000	775,333
Norstar Holdings, Inc.	3,895	83,335
Nova Measuring Instruments, Ltd. (a)	2,278	86,662
Partner Communications Co., Ltd. (a)	17,416	77,500
Paz Oil Co., Ltd.	478	67,659
Plus500, Ltd.	10,246	120,260
Property & Building Corp., Ltd.	682	72,741
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	85,098
Reit 1, Ltd.	26,757	159,891
Sapiens International Corp. NV	3,605	81,410
Shikun & Binui, Ltd.	18,876	86,838
Shufersal, Ltd.	9,583	60,983
Summit Real Estate Holdings, Ltd.	5,965	79,666
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	65,853	645,359
Teva Pharmaceutical Industries, Ltd. (a)	19,463	192,770
Tower Semiconductor, Ltd. (a)	6,895	164,829
UroGen Pharma, Ltd. (a)(b)	2,000	66,740
Wix.com, Ltd. (a)	4,000	489,520
		9,874,890
ITALY — 1.4%
A2A SpA	22,958	43,088
Amplifon SpA	8,260	237,730
Anima Holding SpA (d)	17,421	89,992
Arnoldo Mondadori Editore SpA (a)	41,346	95,606
Ascopiave SpA	16,517	70,731
Assicurazioni Generali SpA	92,022	1,900,105
Atlantia SpA	38,594	900,659
Azimut Holding SpA	5,486	131,043
Banca Farmafactoring SpA (d)	13,422	80,453
Banca Popolare di Sondrio SCPA	56,342	133,318
Banco BPM SpA (a)	118,186	269,042
BPER Banca	25,952	130,595
Brunello Cucinelli SpA	1,889	66,920
Cairo Communication SpA	36,098	110,012

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Carel Industries SpA (d)	5,036	$ 78,349
Cerved Group SpA	15,889	155,079
Credito Valtellinese SpA (a)	1,064,360	85,066
Davide Campari-Milano SpA	50,016	457,004
De' Longhi SpA	5,153	109,033
DiaSorin SpA	1,134	146,894
doValue SpA (d)	6,479	89,454
El.En. SpA	2,722	100,952
Enel SpA	632,572	5,021,557
Eni SpA	198,191	3,080,310
Falck Renewables SpA	16,956	90,598
Ferrari NV	9,465	1,571,357
Fila SpA	4,681	75,453
FinecoBank Banca Fineco SpA	51,331	615,947
Gruppo MutuiOnline SpA	3,985	89,687
Hera SpA	23,311	102,050
Illimity Bank SpA (a)	8,543	97,909
IMA Industria Macchine Automatiche SpA	2,085	150,020
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	95,171
Infrastrutture Wireless Italiane SpA (d)	13,284	130,176
Interpump Group SpA	3,589	113,769
Intesa Sanpaolo SpA	1,168,251	3,079,732
Italgas SpA	8,305	50,751
Italmobiliare SpA	2,891	78,370
Juventus Football Club SpA (a)	49,118	68,753
La Doria SpA	7,554	79,112
Leonardo SpA	32,213	377,862
MARR SpA	3,554	81,184
Mediobanca Banca di Credito Finanziario SpA	56,268	619,860
Moncler SpA	14,634	658,216
OVS SpA (a)(d)	23,827	53,652
Piaggio & C SpA	24,484	75,524
Pirelli & C SpA (d)	44,955	259,375
Poste Italiane SpA (d)	44,763	508,494
Prysmian SpA	19,818	478,060
RAI Way SpA (d)	11,872	81,690
Recordati SpA	9,463	399,077
Reply SpA	1,123	87,546
Saipem SpA (a)	29,916	146,278
Saras SpA	44,370	71,421
Sesa SpA	1,926	103,016
Snam SpA	168,279	885,153
Technogym SpA (d)	9,301	121,004
Telecom Italia SpA (a)(c)	763,643	476,940
Telecom Italia SpA (a)(c)	417,529	255,803
Terna Rete Elettrica Nazionale SpA	126,622	846,261
Tinexta SpA	5,449	70,951
UniCredit SpA	156,195	2,282,781
Unione di Banche Italiane SpA (b)	67,463	220,518
Security Description	Shares	Value
Zignago Vetro SpA	3,618	$ 51,577
		29,284,090
JAPAN — 16.2%
ABC-Mart, Inc.	2,900	198,537
Acom Co., Ltd.	36,100	165,095
Activia Properties, Inc. REIT	34	170,196
Adastria Co., Ltd.	2,800	64,129
Advan Co., Ltd.	7,300	83,966
Advance Residence Investment Corp. REIT	73	231,074
Advantest Corp.	15,400	872,915
Aeon Co., Ltd.	51,100	1,060,557
AEON Financial Service Co., Ltd.	10,500	166,860
Aeon Mall Co., Ltd.	8,700	155,147
AEON REIT Investment Corp.	76	103,991
AGC, Inc.	14,800	535,210
Ai Holdings Corp.	4,100	73,455
Aica Kogyo Co., Ltd.	2,400	80,055
Aichi Bank, Ltd.	2,200	75,914
Aichi Corp.	11,000	75,510
Aida Engineering, Ltd.	8,700	78,694
Aiful Corp. (a)	30,500	71,286
Ain Holdings, Inc.	1,700	108,406
Air Water, Inc.	17,200	253,232
Aisin Seiki Co., Ltd.	13,800	516,825
Ajinomoto Co., Inc.	33,200	554,479
Akatsuki, Inc. (b)	1,100	59,213
Akita Bank, Ltd.	3,600	73,474
Alfresa Holdings Corp.	15,700	321,873
Alpen Co., Ltd. (b)	6,500	106,285
Alps Alpine Co., Ltd.	17,300	396,702
Altech Corp.	1,300	23,542
Amada Holdings Co., Ltd.	31,200	358,868
Amano Corp.	2,300	70,582
Amuse, Inc.	2,700	74,783
ANA Holdings, Inc.	12,400	415,558
Anest Iwata Corp.	7,800	76,080
AnGes, Inc. (a)(b)	16,700	98,195
Anicom Holdings, Inc.	1,800	61,035
Anritsu Corp. (b)	9,400	187,524
Aomori Bank, Ltd.	2,800	75,414
Aozora Bank, Ltd.	11,600	308,586
Arata Corp.	1,900	79,199
Arcland Sakamoto Co., Ltd.	7,200	82,816
Arcland Service Holdings Co., Ltd.	4,100	71,003
Argo Graphics, Inc.	2,900	90,462
Ariake Japan Co., Ltd.	1,200	89,772
ARTERIA Networks Corp.	5,200	84,214
Aruhi Corp.	3,000	62,057
Asahi Co., Ltd.	5,300	68,911
Asahi Diamond Industrial Co., Ltd.	16,600	98,523
Asahi Group Holdings, Ltd.	28,000	1,283,865
Asahi Intecc Co., Ltd.	15,400	453,462

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Asahi Kasei Corp.	99,300	$ 1,127,547
Asics Corp.	10,800	180,472
ASKA Pharmaceutical Co., Ltd.	7,100	82,319
Astellas Pharma, Inc.	147,800	2,543,234
Ateam, Inc.	3,300	33,342
Avex, Inc.	6,600	76,461
Axial Retailing, Inc.	2,100	73,623
Azbil Corp.	2,600	73,807
Bandai Namco Holdings, Inc.	15,500	945,760
Bando Chemical Industries, Ltd.	9,200	78,476
Bank of Kyoto, Ltd.	5,500	237,865
Bank of Nagoya, Ltd.	3,700	116,098
Bank of Okinawa, Ltd.	2,300	77,884
Bank of Saga, Ltd.	5,100	82,219
Bank of the Ryukyus, Ltd.	7,800	86,200
BayCurrent Consulting, Inc.	1,500	77,019
Belc Co., Ltd.	1,500	76,743
Benefit One, Inc.	4,200	87,382
Benesse Holdings, Inc.	6,600	174,542
Bridgestone Corp. (b)	47,000	1,760,202
Broadleaf Co., Ltd. (b)	12,400	76,106
BRONCO BILLY Co., Ltd. (b)	3,200	81,918
Brother Industries, Ltd.	19,200	401,226
Bunka Shutter Co., Ltd.	10,500	93,140
Calbee, Inc.	6,600	215,901
Canon, Inc. (b)	77,000	2,116,039
Capcom Co., Ltd.	6,400	178,440
Casio Computer Co., Ltd.	15,800	318,544
Cawachi, Ltd.	5,300	107,926
Central Japan Railway Co.	11,100	2,247,067
Central Security Patrols Co., Ltd.	1,400	80,902
Chiba Bank, Ltd.	52,500	305,797
Chiyoda Co., Ltd.	5,100	75,556
Chofu Seisakusho Co., Ltd.	3,100	70,287
Chubu Electric Power Co., Inc.	51,600	731,920
Chubu Shiryo Co., Ltd.	6,500	96,775
Chugai Pharmaceutical Co., Ltd.	17,500	1,623,188
Chugoku Electric Power Co., Inc. (b)	24,300	319,752
Chugoku Marine Paints, Ltd.	8,400	80,773
Chukyo Bank, Ltd.	3,500	71,626
CI Takiron Corp.	12,200	82,961
CKD Corp.	5,700	96,403
Coca-Cola Bottlers Japan Holdings, Inc. (b)	9,400	241,412
cocokara fine, Inc.	1,500	87,509
COLOPL, Inc. (b)	4,900	52,303
Colowide Co., Ltd.	3,600	74,899
Comforia Residential REIT, Inc.	37	117,120
Computer Engineering & Consulting, Ltd.	3,800	72,031
COMSYS Holdings Corp.	3,400	98,081
Concordia Financial Group, Ltd.	106,900	444,617
CONEXIO Corp.	5,500	82,190
COOKPAD, Inc. (a)	26,600	87,137
Security Description	Shares	Value
Cosel Co., Ltd.	7,800	$ 84,693
Cosmo Energy Holdings Co., Ltd.	4,000	92,570
Cosmos Pharmaceutical Corp.	500	103,796
Credit Saison Co., Ltd.	12,900	225,654
CyberAgent, Inc.	7,700	270,306
CYBERDYNE, Inc. (a)	11,000	57,391
Cybozu, Inc. (b)	7,400	101,050
Dai Nippon Printing Co., Ltd.	20,200	550,191
Daicel Corp.	24,500	236,490
Daido Metal Co., Ltd.	15,200	106,718
Daifuku Co., Ltd.	8,200	502,526
Daihen Corp.	2,300	76,614
Daiho Corp.	2,700	71,528
Daiichi Jitsugyo Co., Ltd.	2,400	84,803
Dai-ichi Life Holdings, Inc.	84,700	1,415,758
Daiichi Sankyo Co., Ltd.	43,500	2,893,195
Daiken Corp.	4,000	73,172
Daikin Industries, Ltd.	19,200	2,729,607
Daikokutenbussan Co., Ltd. (b)	2,200	65,185
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	70,007
Daiseki Co., Ltd.	2,800	81,546
Daito Trust Construction Co., Ltd.	5,800	719,429
Daiwa House Industry Co., Ltd.	44,300	1,381,891
Daiwa House REIT Investment Corp.	155	404,490
Daiwa Industries, Ltd. (b)	6,600	73,971
Daiwa Office Investment Corp. REIT	10	76,743
Daiwa Securities Group, Inc.	134,300	683,395
Daiwabo Holdings Co., Ltd.	1,700	105,277
DeNA Co., Ltd.	5,400	87,205
Denki Kogyo Co., Ltd.	2,400	72,105
Denso Corp.	35,900	1,640,482
Dentsu, Inc. (b)	17,300	600,943
Denyo Co., Ltd.	4,200	80,077
Dexerials Corp.	9,400	95,406
Digital Arts, Inc.	1,100	56,480
Digital Garage, Inc.	2,100	88,599
Digital Hearts Holdings Co., Ltd. (b)	8,100	74,758
Dip Corp.	2,900	86,326
Disco Corp.	2,100	500,483
DMG Mori Co., Ltd. (b)	5,500	85,530
Doshisha Co., Ltd. (b)	4,900	81,610
East Japan Railway Co.	23,500	2,131,705
Ebara Corp. (b)	3,700	113,205
eGuarantee, Inc.	5,300	61,352
Ehime Bank, Ltd.	6,900	74,857
Eisai Co., Ltd.	19,500	1,472,077
Elan Corp.	2,000	29,630
Electric Power Development Co., Ltd.	12,800	311,770
EM Systems Co., Ltd.	15,200	136,650

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Enigmo, Inc. (a)(b)	2,600	$ 21,293
en-japan, Inc.	2,300	101,058
Enplas Corp.	2,200	72,574
eRex Co., Ltd.	3,000	50,269
ES-Con Japan, Ltd. (b)	8,700	75,012
ESPEC Corp.	4,100	84,886
F@N Communications, Inc. (b)	14,400	63,867
FamilyMart Co., Ltd.	19,700	475,845
Fancl Corp.	3,800	101,823
FANUC Corp.	15,000	2,806,073
Fast Retailing Co., Ltd.	4,500	2,691,511
Feed One Co., Ltd.	51,700	88,962
Financial Products Group Co., Ltd.	7,200	69,764
Foster Electric Co., Ltd.	3,100	54,968
FP Corp.	1,200	71,663
France Bed Holdings Co., Ltd.	7,600	67,625
Frontier Real Estate Investment Corp. REIT	19	79,811
Fuji Co., Ltd.	4,000	71,663
Fuji Electric Co., Ltd.	12,500	384,748
Fuji Oil Holdings, Inc.	2,400	64,839
Fuji Seal International, Inc.	3,900	86,954
Fuji Soft, Inc.	1,600	62,130
Fujicco Co., Ltd.	4,500	80,828
FUJIFILM Holdings Corp.	27,700	1,333,066
Fujimi, Inc.	2,900	82,457
Fujimori Kogyo Co., Ltd.	2,700	86,460
Fujio Food System Co., Ltd. (b)	4,800	79,768
Fujita Kanko, Inc. (a)	2,600	67,587
Fujitsu General, Ltd. (b)	4,300	97,297
Fujitsu, Ltd.	15,400	1,455,330
Fujiya Co., Ltd. (b)	3,600	70,327
Fukuda Corp. (b)	1,800	81,491
Fukui Computer Holdings, Inc.	3,000	97,999
Fukuoka Financial Group, Inc.	13,200	255,680
Fukuoka REIT Corp.	76	129,377
Fukushima Industries Corp.	2,400	90,545
FULLCAST Holdings Co., Ltd.	3,600	82,518
Funai Soken Holdings, Inc.	3,000	68,489
Furukawa Co., Ltd.	5,200	69,190
Furukawa Electric Co., Ltd.	2,900	75,252
Fuso Chemical Co., Ltd.	3,100	92,280
Futaba Corp.	6,000	74,865
Gakken Holdings Co., Ltd.	600	42,954
Genki Sushi Co., Ltd.	2,500	68,645
Genky DrugStores Co., Ltd.	3,300	70,752
Geo Holdings Corp.	5,700	70,703
Giken, Ltd.	2,200	102,029
Global One Real Estate Investment Corp. REIT	91	117,733
GLP J-REIT	215	266,883
GMO internet, Inc.	4,200	80,193
GMO Payment Gateway, Inc.	2,600	178,956
GNI Group, Ltd. (a)	3,600	86,923
Godo Steel, Ltd.	3,600	93,482
Security Description	Shares	Value
Goldcrest Co., Ltd.	3,600	$ 69,002
Goldwin, Inc.	1,300	95,937
Gree, Inc.	15,200	68,954
GungHo Online Entertainment, Inc. (a)(b)	3,200	68,196
Gurunavi, Inc.	3,800	33,988
Hakuhodo DY Holdings, Inc.	18,800	305,851
Hamakyorex Co., Ltd.	2,200	72,574
Hamamatsu Photonics KK	11,500	475,661
Hankyu Hanshin Holdings, Inc.	19,100	822,526
Hankyu Hanshin REIT, Inc.	94	148,168
Harmonic Drive Systems, Inc. (b)	2,700	130,932
Haseko Corp.	9,400	127,236
Hazama Ando Corp.	9,700	84,973
HEALIOS KK (a)	3,200	43,962
Heiwa Real Estate Co., Ltd.	2,900	80,055
Heiwa Real Estate REIT, Inc.	115	143,704
Hibiya Engineering, Ltd.	4,100	74,964
Hiday Hidaka Corp.	3,500	65,024
Hikari Tsushin, Inc.	1,600	403,846
Hino Motors, Ltd.	29,300	313,288
Hioki EE Corp.	2,100	73,430
Hirata Corp.	1,100	71,562
Hirose Electric Co., Ltd.	3,300	426,032
Hisamitsu Pharmaceutical Co., Inc.	5,400	265,839
Hitachi Chemical Co., Ltd.	8,300	349,413
Hitachi Construction Machinery Co., Ltd.	9,600	290,186
Hitachi High-Technologies Corp.	5,600	398,841
Hitachi Metals, Ltd.	17,900	265,679
Hitachi, Ltd.	74,200	3,158,493
Hochiki Corp.	5,300	85,883
Hodogaya Chemical Co., Ltd.	2,200	85,631
Hokuetsu Corp.	13,800	71,746
Hokuriku Electric Power Co. (a)	11,800	86,430
Hokuto Corp.	6,300	114,667
Honda Motor Co., Ltd.	126,700	3,613,005
Horiba, Ltd.	1,900	128,153
Hoshino Resorts REIT, Inc.	28	144,541
Hoshizaki Corp.	4,500	403,313
Hosiden Corp.	7,100	90,551
Hosokawa Micron Corp.	2,600	112,326
Hoya Corp.	29,300	2,817,437
Hulic Co., Ltd.	26,300	318,480
Hulic Reit, Inc.	63	114,319
Hyakugo Bank, Ltd.	22,900	73,331
Hyakujushi Bank, Ltd.	4,200	83,710
Ibiden Co., Ltd.	7,400	177,382
Ichigo Office REIT Investment	122	126,631
Ichigo, Inc.	17,400	73,811
Ichiyoshi Securities Co., Ltd.	12,500	74,074
Icom, Inc.	3,400	85,098
Idec Corp.	3,800	79,095

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Idemitsu Kosan Co., Ltd.	15,377	$ 428,731
IHI Corp.	11,600	274,749
Iida Group Holdings Co., Ltd.	13,600	240,151
Inaba Denki Sangyo Co., Ltd.	3,200	81,859
Inabata & Co., Ltd.	5,700	85,965
Industrial & Infrastructure Fund Investment Corp. REIT	79	120,454
Ines Corp.	6,800	85,598
Infomart Corp.	13,600	123,267
Inpex Corp.	78,700	823,028
Insource Co., Ltd.	1,600	52,045
Internet Initiative Japan, Inc.	3,000	81,297
Invesco Office J-Reit, Inc.	835	172,724
Invincible Investment Corp. REIT	389	221,570
IR Japan Holdings, Ltd.	1,100	49,142
Iriso Electronics Co., Ltd.	1,500	66,805
Iseki & Co., Ltd.	5,100	78,418
Isetan Mitsukoshi Holdings, Ltd.	28,000	253,527
Istyle, Inc. (a)	10,000	60,271
Isuzu Motors, Ltd.	46,200	552,232
Ito En, Ltd.	1,800	90,766
ITOCHU Corp.	103,700	2,418,474
Itochu Techno-Solutions Corp.	9,500	268,806
Itokuro, Inc. (a)	4,800	62,542
J Front Retailing Co., Ltd.	21,300	299,876
JAC Recruitment Co., Ltd.	3,700	66,152
Jaccs Co., Ltd.	3,300	85,024
Japan Airlines Co., Ltd.	12,500	390,729
Japan Airport Terminal Co., Ltd.	3,700	207,343
Japan Best Rescue System Co., Ltd.	2,200	22,936
Japan Cash Machine Co., Ltd. (b)	9,100	75,446
Japan Elevator Service Holdings Co., Ltd.	2,800	70,673
Japan Excellent, Inc. REIT	71	114,854
Japan Exchange Group, Inc.	43,100	765,429
Japan Hotel REIT Investment Corp.	274	204,728
Japan Lifeline Co., Ltd.	4,500	61,822
Japan Logistics Fund, Inc. REIT	46	117,291
Japan Material Co., Ltd.	5,700	95,826
Japan Meat Co., Ltd.	4,100	85,490
Japan Petroleum Exploration Co., Ltd.	2,300	62,540
Japan Post Bank Co., Ltd.	32,300	312,077
Japan Post Holdings Co., Ltd.	120,800	1,140,472
Japan Post Insurance Co., Ltd.	7,200	123,362
Japan Prime Realty Investment Corp. REIT	67	293,770
Japan Pulp & Paper Co., Ltd.	2,000	77,295
Japan Real Estate Investment Corp. REIT	103	682,402
Japan Rental Housing Investments, Inc. REIT	133	130,093
Security Description	Shares	Value
Japan Retail Fund Investment Corp. REIT	213	$ 457,262
Japan Steel Works, Ltd.	3,600	71,453
Japan Tobacco, Inc. (b)	95,300	2,133,124
JCR Pharmaceuticals Co., Ltd.	1,000	81,527
JCU Corp.	3,500	104,348
Jeol, Ltd.	3,000	91,787
JFE Holdings, Inc.	40,400	524,540
JGC Holdings Corp.	20,200	326,211
JINS, Inc.	1,200	81,491
J-Oil Mills, Inc.	1,800	71,636
Joshin Denki Co., Ltd.	3,500	83,897
JSR Corp.	18,200	336,953
JTEKT Corp.	23,200	277,738
Justsystems Corp.	2,100	118,261
JVC Kenwood Corp.	20,000	50,426
JXTG Holdings, Inc.	245,100	1,122,938
Kadokawa Dwango (a)	4,800	92,356
Kagome Co., Ltd. (b)	2,700	65,043
Kajima Corp.	39,600	531,279
Kakaku.com, Inc.	9,400	241,585
Kamakura Shinsho, Ltd. (b)	2,000	31,728
Kameda Seika Co., Ltd.	1,600	73,393
Kamigumi Co., Ltd.	10,700	236,202
Kanamoto Co., Ltd.	3,000	77,874
Kaneka Corp.	5,200	168,429
Kanematsu Corp.	6,200	84,036
Kansai Electric Power Co., Inc.	55,400	644,613
Kansai Paint Co., Ltd.	14,500	357,180
Kanto Denka Kogyo Co., Ltd.	9,100	85,829
Kao Corp.	37,500	3,114,217
Kappa Create Co., Ltd.	7,600	105,739
Katakura Industries Co., Ltd.	5,600	70,338
Katitas Co., Ltd. (b)	1,900	84,182
Kawasaki Heavy Industries, Ltd.	15,500	343,446
Kawasaki Kisen Kaisha, Ltd. (a)	6,700	114,857
KDDI Corp.	134,800	4,035,007
Keihan Holdings Co., Ltd.	8,400	409,662
Keihanshin Building Co., Ltd.	6,200	81,754
Keikyu Corp.	19,100	370,840
Keio Corp.	7,400	450,094
Keisei Electric Railway Co., Ltd.	10,900	425,268
Keiyo Co., Ltd.	15,400	81,198
Kenedix Office Investment Corp. REIT	21	161,932
Kenedix Residential Next Investment Corp. REIT	73	137,435
Kenedix Retail REIT Corp.	49	124,670
Kenedix, Inc.	15,700	82,202
Kenko Mayonnaise Co., Ltd.	3,000	68,019
Key Coffee, Inc.	8,000	170,490
Keyence Corp.	13,900	4,923,037
KH Neochem Co., Ltd. (b)	3,300	70,934
Kikkoman Corp.	12,000	592,961
Kintetsu Group Holdings Co., Ltd.	13,600	740,851

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Kirin Holdings Co., Ltd.	63,500	$ 1,396,503
Kisoji Co., Ltd.	6,300	172,000
Kiyo Bank, Ltd.	5,000	76,375
KNT-CT Holdings Co., Ltd. (a)	4,900	66,641
Kobayashi Pharmaceutical Co., Ltd.	4,600	392,381
Kobe Bussan Co., Ltd.	4,000	138,026
Kobe Steel, Ltd.	35,800	194,030
Koito Manufacturing Co., Ltd.	9,500	445,825
Komatsu, Ltd.	72,800	1,769,842
Konami Holdings Corp.	7,700	317,778
Konica Minolta, Inc.	34,900	228,974
Konishi Co., Ltd.	5,200	74,166
Konoike Transport Co., Ltd.	4,700	71,792
Kose Corp.	3,100	456,407
Koshidaka Holdings Co., Ltd.	4,300	65,286
Kotobuki Spirits Co., Ltd.	1,400	103,704
Kourakuen Holdings Corp. (b)	1,800	34,352
K's Holdings Corp.	11,700	154,062
Kubota Corp.	81,700	1,297,577
Kumiai Chemical Industry Co., Ltd.	7,900	72,912
Kuraray Co., Ltd.	26,200	320,885
Kureha Corp.	1,200	72,657
Kurita Water Industries, Ltd.	9,500	284,541
Kusuri no Aoki Holdings Co., Ltd.	1,000	62,940
Kyocera Corp.	25,100	1,727,610
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	85,873
Kyokuto Securities Co., Ltd.	8,600	58,797
Kyoritsu Maintenance Co., Ltd.	1,600	76,264
Kyowa Exeo Corp.	2,900	73,838
Kyowa Kirin Co., Ltd.	20,800	492,463
Kyushu Electric Power Co., Inc.	33,000	286,957
Kyushu Railway Co.	13,600	456,775
LaSalle Logiport REIT	93	138,035
Lasertec Corp.	5,800	296,738
Lawson, Inc.	3,800	216,444
LEC, Inc.	7,500	91,856
Leopalace21 Corp. (a)(b)	27,000	88,199
LIFULL Co., Ltd. (b)	11,100	56,687
LINE Corp. (a)	3,900	191,994
Lion Corp.	18,400	359,788
LIXIL Group Corp.	20,900	363,286
LIXIL VIVA Corp.	4,700	84,680
M&A Capital Partners Co., Ltd. (a)	1,300	52,993
M3, Inc.	33,700	1,024,877
Maeda Kosen Co., Ltd. (b)	1,800	36,157
Makita Corp.	17,800	624,044
Mani, Inc.	4,700	135,367
Mars Group Holdings Corp.	3,900	73,353
Marubeni Corp.	131,300	979,358
Marudai Food Co., Ltd.	4,400	92,190
Marui Group Co., Ltd.	14,800	363,344
Security Description	Shares	Value
Maruichi Steel Tube, Ltd.	5,100	$ 144,541
Maruwa Co., Ltd.	1,000	78,123
Maruwa Unyu Kikan Co., Ltd. (b)	2,700	59,578
Maruzen Showa Unyu Co., Ltd.	2,600	76,798
Marvelous, Inc.	9,200	61,630
Matsumotokiyoshi Holdings Co., Ltd.	3,900	151,981
Matsuya Co., Ltd.	8,800	71,015
Matsuyafoods Holdings Co., Ltd.	2,200	91,705
Max Co., Ltd.	4,200	84,792
Mazda Motor Corp.	51,400	443,646
McDonald's Holdings Co. Japan, Ltd.	6,300	303,768
MCUBS MidCity Investment Corp. REIT	131	142,241
Mebuki Financial Group, Inc.	86,200	222,093
Medical Data Vision Co., Ltd. (a)	10,000	81,251
Medipal Holdings Corp.	18,600	412,991
Meidensha Corp.	4,000	89,147
MEIJI Holdings Co., Ltd.	10,300	699,462
Meiko Network Japan Co., Ltd.	10,500	99,807
Menicon Co., Ltd.	2,000	84,288
Mercari, Inc. (a)	7,400	152,188
METAWATER Co., Ltd.	2,100	84,444
Micronics Japan Co., Ltd. (b)	8,600	97,178
Mie Kotsu Group Holdings, Inc.	19,400	110,322
Milbon Co., Ltd.	1,300	74,166
Mimasu Semiconductor Industry Co., Ltd.	4,300	87,009
MINEBEA MITSUMI, Inc.	29,500	618,095
Ministop Co., Ltd. (b)	11,400	153,993
Mirai Corp. REIT	175	98,229
Miroku Jyoho Service Co., Ltd.	2,500	75,684
MISUMI Group, Inc.	23,100	578,589
Mitsubishi Chemical Holdings Corp.	101,700	765,031
Mitsubishi Corp.	105,200	2,807,269
Mitsubishi Electric Corp.	143,600	1,980,075
Mitsubishi Estate Co., Ltd.	92,100	1,770,812
Mitsubishi Estate Logistics REIT Investment Corp.	37	121,376
Mitsubishi Gas Chemical Co., Inc.	16,900	260,323
Mitsubishi Heavy Industries, Ltd.	25,600	1,000,679
Mitsubishi Materials Corp.	11,800	323,245
Mitsubishi Motors Corp.	64,600	272,250
Mitsubishi Tanabe Pharma Corp.	25,300	467,471
Mitsubishi UFJ Financial Group, Inc.	946,400	5,165,903
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	265,704
Mitsuboshi Belting, Ltd.	4,200	81,469
Mitsui & Co., Ltd.	130,500	2,336,812

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Mitsui Chemicals, Inc.	18,500	$ 456,223
Mitsui Fudosan Co., Ltd.	69,200	1,701,425
Mitsui Fudosan Logistics Park, Inc. REIT	29	128,755
Mitsui Mining & Smelting Co., Ltd.	3,300	88,790
Mitsui OSK Lines, Ltd.	10,800	300,621
Mitsui-Soko Holdings Co., Ltd.	2,000	37,966
Mitsuuroko Group Holdings Co., Ltd.	3,800	45,247
Miura Co., Ltd.	4,300	150,357
Miyazaki Bank, Ltd.	3,100	77,931
Mizuho Financial Group, Inc.	1,863,700	2,886,227
Mizuno Corp.	3,400	86,443
Money Forward, Inc. (a)	2,200	106,685
Monogatari Corp (b)	700	54,493
MonotaRO Co., Ltd.	8,200	220,553
Mori Hills REIT Investment Corp.	81	134,534
Mori Trust Hotel Reit, Inc.	98	135,987
Mori Trust Sogo Reit, Inc.	38	68,115
Morinaga & Co., Ltd.	1,700	81,969
Morinaga Milk Industry Co., Ltd.	2,300	94,180
Morita Holdings Corp.	4,400	73,850
MOS Food Services, Inc.	3,100	86,004
MS&AD Insurance Group Holdings, Inc.	38,200	1,269,291
MTI, Ltd.	10,500	69,082
Murata Manufacturing Co., Ltd.	44,100	2,737,507
Nabtesco Corp. (b)	9,700	291,424
Nagaileben Co., Ltd.	3,300	72,878
Nagoya Railroad Co., Ltd.	15,500	483,506
Nakanishi, Inc.	4,700	90,043
Nankai Electric Railway Co., Ltd.	1,000	27,292
Nanto Bank, Ltd.	3,100	79,386
NEC Capital Solutions, Ltd.	3,800	87,487
NEC Corp.	19,600	815,201
NET One Systems Co., Ltd.	5,300	136,408
Nexon Co., Ltd. (a)	38,600	515,022
Nextage Co., Ltd.	6,800	80,405
NGK Insulators, Ltd.	22,700	397,707
NGK Spark Plug Co., Ltd.	14,900	292,584
NH Foods, Ltd.	7,700	319,549
Nichias Corp.	4,100	105,070
Nichiban Co., Ltd.	4,600	78,899
Nichiden Corp.	3,800	72,940
Nichiha Corp.	2,600	64,213
NichiiGakkan Co., Ltd.	4,200	63,884
Nichirei Corp.	4,600	107,937
Nidec Corp.	17,200	2,374,842
Nihon Chouzai Co., Ltd.	2,000	70,209
Nihon Kohden Corp.	5,000	139,406
Nihon M&A Center, Inc.	10,800	374,161
Nihon Nohyaku Co., Ltd.	15,600	83,401
Nihon Trim Co., Ltd.	1,800	78,095
Security Description	Shares	Value
Nihon Unisys, Ltd.	3,600	$ 113,458
Nikon Corp.	25,700	317,836
Nintendo Co., Ltd.	8,600	3,479,568
Nippon Accommodations Fund, Inc. REIT	28	176,747
Nippon Building Fund, Inc. REIT	104	760,801
Nippon Ceramic Co., Ltd. (b)	2,800	69,952
Nippon Electric Glass Co., Ltd. (b)	7,500	168,461
Nippon Express Co., Ltd.	6,400	378,081
Nippon Gas Co., Ltd.	2,500	80,630
Nippon Kanzai Co., Ltd.	4,000	72,657
Nippon Koei Co., Ltd.	2,400	82,153
Nippon Paint Holdings Co., Ltd. (b)	11,500	596,825
Nippon Paper Industries Co., Ltd.	5,100	86,725
Nippon Parking Development Co., Ltd.	44,800	63,897
Nippon Prologis REIT, Inc.	161	409,481
NIPPON REIT Investment Corp.	38	167,141
Nippon Road Co., Ltd. (b)	1,200	75,418
Nippon Sharyo, Ltd. (a)	2,900	86,726
Nippon Shinyaku Co., Ltd.	3,200	278,850
Nippon Signal Co., Ltd.	6,300	84,696
Nippon Steel Corp.	65,100	990,802
Nippon Suisan Kaisha, Ltd.	14,200	85,193
Nippon Telegraph & Telephone Corp.	112,700	2,859,111
Nippon Thompson Co., Ltd.	17,300	82,779
Nippon Yusen KK	17,500	319,002
Nishimatsuya Chain Co., Ltd.	9,000	77,681
Nishimoto Co., Ltd. (b)	2,200	72,372
Nishio Rent All Co., Ltd.	2,900	83,124
Nissan Chemical Corp.	10,900	460,874
Nissan Motor Co., Ltd.	184,000	1,076,995
Nisshin Seifun Group, Inc.	16,400	287,632
Nissin Corp.	4,900	85,758
Nissin Foods Holdings Co., Ltd.	5,400	403,478
Nitori Holdings Co., Ltd.	6,200	982,701
Nitto Boseki Co., Ltd. (b)	2,300	98,413
Nitto Denko Corp.	12,800	727,895
Nitto Kogyo Corp.	3,700	86,546
Nittoku Co., Ltd.	2,600	91,033
NOF Corp.	2,800	94,042
Nomura Co., Ltd.	5,300	70,959
Nomura Holdings, Inc.	258,300	1,339,096
Nomura Real Estate Holdings, Inc.	11,300	272,427
Nomura Real Estate Master Fund, Inc. REIT	322	549,926
Nomura Research Institute, Ltd.	27,400	589,475
Noritz Corp. (b)	6,800	91,480
NSD Co., Ltd.	4,800	79,415
NSK, Ltd.	38,700	370,708

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
NTT Data Corp.	51,300	$ 692,497
NTT DOCOMO, Inc.	101,400	2,834,628
Obayashi Corp.	57,200	640,556
Obic Co., Ltd.	5,200	706,253
Odakyu Electric Railway Co., Ltd.	24,600	577,452
Oiles Corp.	4,900	74,982
Oisix ra daichi, Inc. (a)	400	4,468
Oita Bank, Ltd.	2,700	69,143
Oji Holdings Corp.	68,900	377,230
Okabe Co., Ltd. (b)	8,900	75,098
Okamoto Industries, Inc.	1,900	70,895
Oki Electric Industry Co., Ltd.	5,300	74,081
Okinawa Electric Power Co., Inc.	4,700	88,572
Okuwa Co., Ltd.	6,200	83,522
Olympus Corp.	89,500	1,390,987
Omron Corp.	15,200	897,943
One REIT, Inc.	31	102,121
Ono Pharmaceutical Co., Ltd.	30,800	709,101
Open House Co., Ltd.	4,400	126,726
Optex Group Co., Ltd.	4,700	71,576
Optorun Co., Ltd.	2,400	66,584
Oracle Corp. Japan	2,900	265,516
Organo Corp.	1,500	92,892
Oriental Land Co., Ltd.	15,300	2,094,907
ORIX Corp.	103,700	1,728,095
Orix JREIT, Inc.	140	303,124
Osaka Gas Co., Ltd.	30,200	581,074
Osaka Soda Co., Ltd.	2,700	78,261
Osaki Electric Co., Ltd.	12,500	79,365
OSJB Holdings Corp.	38,400	95,757
Otsuka Corp.	8,900	358,293
Otsuka Holdings Co., Ltd.	30,700	1,379,417
Outsourcing, Inc. (b)	8,200	87,376
Oyo Corp.	6,900	97,079
Pack Corp. (b)	2,300	83,598
PAL GROUP Holdings Co., Ltd.	2,200	77,230
PALTAC Corp.	1,400	67,504
Pan Pacific International Holdings Corp.	33,200	553,257
Panasonic Corp.	171,200	1,621,812
Park24 Co., Ltd.	10,500	257,874
Pasona Group, Inc. (b)	4,800	70,493
Pepper Food Service Co., Ltd. (b)	2,300	26,646
PeptiDream, Inc. (a)	7,200	371,014
Persol Holdings Co., Ltd.	17,000	320,837
Pigeon Corp. (b)	9,100	336,200
PKSHA Technology, Inc. (a)(b)	1,700	62,103
Plenus Co., Ltd.	4,100	73,908
Pola Orbis Holdings, Inc.	9,700	233,318
Premier Investment Corp. REIT	96	135,685
Pressance Corp.	4,300	52,941
Prestige International, Inc.	8,800	80,166
Proto Corp.	3,000	33,182
Security Description	Shares	Value
Raiznext Corp.	6,900	$ 84,381
Raksul, Inc. (a)	2,100	72,560
Rakus Co., Ltd. (b)	4,800	88,381
Rakuten, Inc. (b)	66,500	572,142
Raysum Co., Ltd.	6,800	67,202
Recruit Holdings Co., Ltd.	103,600	3,907,581
Relia, Inc.	5,700	72,801
Relo Group, Inc.	6,200	174,005
Renaissance, Inc.	5,300	85,346
Renesas Electronics Corp. (a)	59,800	412,698
Rengo Co., Ltd.	9,900	75,975
Resona Holdings, Inc.	175,500	773,540
Retail Partners Co., Ltd.	8,600	70,905
Rheon Automatic Machinery Co., Ltd.	4,900	71,105
Ricoh Co., Ltd.	53,400	585,717
Riken Keiki Co., Ltd.	3,700	80,520
Riken Vitamin Co., Ltd.	2,200	84,518
Ringer Hut Co., Ltd. (b)	4,000	92,754
Rinnai Corp.	2,600	204,555
Riso Kyoiku Co., Ltd.	12,100	42,978
Rock Field Co., Ltd.	6,900	97,143
Rohm Co., Ltd.	7,500	605,935
Rohto Pharmaceutical Co., Ltd.	1,500	45,825
Roland DG Corp.	4,200	84,251
Round One Corp.	4,900	47,704
Ryohin Keikaku Co., Ltd.	18,500	435,114
Ryosan Co., Ltd.	2,800	72,812
Ryoyo Electro Corp.	4,900	91,485
Saizeriya Co., Ltd.	2,700	66,161
Sakai Chemical Industry Co., Ltd. (b)	3,000	69,096
Sakai Moving Service Co., Ltd. (b)	1,200	76,963
Sakata INX Corp. (b)	6,900	75,429
SAMTY Co., Ltd.	4,100	84,735
Samty Residential Investment Corp. REIT	80	84,951
San ju San Financial Group, Inc.	5,200	82,922
San-Ai Oil Co., Ltd.	7,300	80,204
SanBio Co., Ltd. (a)(b)	2,600	62,993
Sangetsu Corp.	5,700	108,362
Sanken Electric Co., Ltd.	3,300	101,877
Sankyo Co., Ltd.	3,800	126,754
Sankyo Tateyama, Inc.	6,600	74,700
Sankyu, Inc.	1,400	70,853
Sanshin Electronics Co., Ltd.	5,100	84,003
Santen Pharmaceutical Co., Ltd.	31,000	595,040
Sanwa Holdings Corp.	6,200	70,115
Sapporo Holdings, Ltd. (b)	2,700	64,075
Sato Holdings Corp.	2,600	82,061
SBI Holdings, Inc.	19,900	423,911
SBS Holdings, Inc. (b)	4,500	78,592
SCREEN Holdings Co., Ltd. (b)	2,500	172,303
SCSK Corp.	500	26,087
Secom Co., Ltd.	16,400	1,475,434

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Sega Sammy Holdings, Inc.	18,200	$ 265,108
Seibu Holdings, Inc.	17,600	290,702
Seiko Epson Corp.	23,200	353,310
Sekisui Chemical Co., Ltd.	30,700	537,868
Sekisui House Reit, Inc.	238	200,167
Sekisui House, Ltd.	48,600	1,043,553
Sekisui Jushi Corp.	3,600	76,754
Sekisui Plastics Co., Ltd.	10,300	78,666
Senko Group Holdings Co., Ltd.	8,900	76,409
Seria Co., Ltd.	2,700	73,789
Seven & i Holdings Co., Ltd.	58,100	2,140,090
Seven Bank, Ltd.	72,000	237,184
SG Holdings Co., Ltd.	11,600	262,581
Sharp Corp. (b)	16,900	262,034
SHIFT, Inc. (a)	1,300	95,459
Shikoku Bank, Ltd.	8,000	76,853
Shikoku Chemicals Corp.	6,600	83,810
Shikoku Electric Power Co., Inc.	8,500	84,316
Shimadzu Corp.	17,700	560,276
Shimamura Co., Ltd.	2,300	176,085
Shimano, Inc.	5,800	948,387
Shimizu Corp.	51,800	531,942
Shin-Etsu Chemical Co., Ltd.	27,900	3,096,149
Shin-Etsu Polymer Co., Ltd.	10,100	103,533
Shinsei Bank, Ltd. (b)	14,900	229,653
Shionogi & Co., Ltd.	21,700	1,351,221
Ship Healthcare Holdings, Inc.	1,700	78,997
Shiseido Co., Ltd.	31,000	2,219,848
Shizuoka Bank, Ltd.	39,800	299,576
Shizuoka Gas Co., Ltd. (b)	8,100	70,882
Shoei Co., Ltd. (b)	1,600	76,411
Shoei Foods Corp.	2,300	85,926
Showa Corp.	3,400	71,082
Showa Denko KK (b)	11,800	314,775
Showa Sangyo Co., Ltd.	2,400	68,903
Sinko Industries, Ltd.	3,500	61,868
Sintokogio, Ltd.	7,900	77,128
Skylark Holdings Co., Ltd. (b)	6,600	129,662
SMC Corp.	4,400	2,036,126
SMS Co., Ltd.	5,500	153,094
Sodick Co., Ltd.	9,700	86,936
Softbank Corp.	127,800	1,716,348
SoftBank Group Corp.	120,100	5,255,998
Sogo Medical Holdings Co., Ltd.	4,400	81,502
Sohgo Security Services Co., Ltd.	6,100	332,294
Sojitz Corp.	44,500	144,136
Solasto Corp.	6,300	74,377
Sompo Holdings, Inc.	26,600	1,052,496
Sony Corp.	97,300	6,626,338
Sony Financial Holdings, Inc.	13,000	314,369
Sosei Group Corp. (a)	6,100	121,860
S-Pool, Inc.	7,200	55,983
Square Enix Holdings Co., Ltd.	7,300	364,748
St Marc Holdings Co., Ltd.	4,800	102,912
Security Description	Shares	Value
Stanley Electric Co., Ltd.	13,000	$ 380,400
Star Asia Investment Corp. REIT (b)	82	88,206
Star Micronics Co., Ltd.	4,800	69,565
Starts Corp., Inc.	2,800	71,755
Starts Proceed Investment Corp. REIT	62	115,357
Starzen Co., Ltd.	1,700	69,142
Stella Chemifa Corp.	2,900	85,926
Strike Co., Ltd.	1,300	65,793
Studio Alice Co., Ltd.	4,800	83,876
Subaru Corp.	47,900	1,196,012
SUMCO Corp. (b)	23,600	396,536
Sumitomo Bakelite Co., Ltd.	1,800	68,157
Sumitomo Chemical Co., Ltd.	135,600	621,383
Sumitomo Corp.	95,500	1,427,118
Sumitomo Dainippon Pharma Co., Ltd.	13,200	258,716
Sumitomo Electric Industries, Ltd.	69,400	1,054,969
Sumitomo Heavy Industries, Ltd.	9,500	273,614
Sumitomo Metal Mining Co., Ltd.	18,800	613,087
Sumitomo Mitsui Financial Group, Inc.	102,700	3,815,989
Sumitomo Mitsui Trust Holdings, Inc.	27,200	1,085,497
Sumitomo Realty & Development Co., Ltd.	26,800	940,065
Sumitomo Rubber Industries, Ltd. (b)	21,500	264,509
Sumitomo Seika Chemicals Co., Ltd.	2,400	78,288
Sun Frontier Fudousan Co., Ltd.	5,800	69,862
Sundrug Co., Ltd.	5,600	203,800
Suntory Beverage & Food, Ltd.	11,100	464,224
Suruga Bank, Ltd. (a)	13,500	61,863
Sushiro Global Holdings, Ltd.	1,900	163,819
Suzuken Co., Ltd.	6,100	250,623
Suzuki Motor Corp.	28,500	1,197,695
Sysmex Corp.	12,800	877,361
Systena Corp.	4,700	76,809
T Hasegawa Co., Ltd.	4,000	78,436
T&D Holdings, Inc.	45,100	578,923
Taihei Dengyo Kaisha, Ltd.	3,100	66,093
Taiheiyo Cement Corp.	9,100	269,211
Taisei Corp.	15,500	648,240
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	283,579
Taiyo Nippon Sanso Corp.	10,600	236,824
Taiyo Yuden Co., Ltd. (b)	9,200	284,021
Takara Bio, Inc. (b)	5,600	105,997
Takara Holdings, Inc.	10,300	95,252
Takara Leben Co., Ltd.	21,500	100,304
Takara Leben Real Estate Investment Corp. REIT	85	98,864

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Takasago International Corp.	2,900	$ 67,994
Takeda Pharmaceutical Co., Ltd.	115,038	4,585,642
Takuma Co., Ltd.	6,200	74,851
Tamron Co., Ltd.	2,900	67,220
Tamura Corp.	13,300	87,504
Tanseisha Co., Ltd.	6,300	76,580
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	106,507
Tayca Corp.	3,800	67,730
TDK Corp.	10,100	1,151,498
TechnoPro Holdings, Inc.	2,400	168,944
Teijin, Ltd.	18,900	355,652
Teikoku Sen-I Co., Ltd. (b)	4,100	89,149
Tekken Corp.	3,100	80,499
Tenma Corp.	3,800	70,528
Terumo Corp.	49,800	1,780,290
THK Co., Ltd.	10,300	281,301
TIS, Inc.	4,500	266,253
Tobu Railway Co., Ltd.	16,100	585,926
TOC Co., Ltd.	8,700	71,970
Tocalo Co., Ltd.	8,100	83,776
Toho Bank, Ltd.	30,200	75,865
Toho Co., Ltd.	9,200	384,762
Toho Gas Co., Ltd.	6,000	246,239
Tohoku Electric Power Co., Inc.	35,200	350,461
Tokai Carbon Co., Ltd. (b)	12,800	128,972
Token Corp.	1,100	74,599
Tokio Marine Holdings, Inc.	49,200	2,770,230
Tokushu Tokai Paper Co., Ltd.	2,000	74,718
Tokuyama Corp.	3,300	86,937
Tokyo Century Corp.	3,700	199,172
Tokyo Dome Corp.	7,300	72,950
Tokyo Electric Power Co. Holdings, Inc. (a)	124,800	536,293
Tokyo Electron, Ltd.	12,100	2,663,837
Tokyo Gas Co., Ltd.	29,500	719,754
Tokyo Kiraboshi Financial Group, Inc.	5,600	78,789
Tokyo Ohka Kogyo Co., Ltd.	2,200	86,644
Tokyo Seimitsu Co., Ltd.	2,400	94,079
Tokyo Tatemono Co., Ltd. (b)	9,700	152,540
Tokyu Corp.	40,300	748,707
Tokyu Fudosan Holdings Corp.	52,900	367,513
Tokyu REIT, Inc.	63	119,362
TOMONY Holdings, Inc.	28,300	108,330
Tomy Co., Ltd.	8,100	105,615
Tonami Holdings Co., Ltd.	1,700	84,628
Topcon Corp.	7,000	91,659
Toppan Printing Co., Ltd.	22,200	461,874
Toray Industries, Inc.	109,600	747,408
Tosei Corp.	5,700	78,255
Toshiba Corp.	38,100	1,298,923
Tosoh Corp.	27,200	424,237
TOTO, Ltd.	11,900	508,084
Towa Bank, Ltd.	9,500	76,227
Toyo Construction Co., Ltd.	16,800	80,850
Security Description	Shares	Value
Toyo Seikan Group Holdings, Ltd.	16,600	$ 288,696
Toyo Suisan Kaisha, Ltd.	8,200	349,354
Toyoda Gosei Co., Ltd.	5,300	133,872
Toyota Industries Corp.	13,100	763,037
Toyota Motor Corp.	175,988	12,492,031
Toyota Tsusho Corp.	17,600	625,130
Trancom Co., Ltd.	1,300	98,928
Trend Micro, Inc.	10,500	541,063
Trusco Nakayama Corp.	2,900	74,772
Trust Tech, Inc.	5,700	66,716
Tsubaki Nakashima Co., Ltd. (b)	4,800	70,625
Tsukishima Kikai Co., Ltd.	5,200	78,999
Tsukui Corp.	17,600	95,875
Tsuruha Holdings, Inc. (b)	2,800	361,224
UKC Holdings Corp. (b)	4,300	80,322
Ulvac, Inc.	2,100	83,961
Unicharm Corp.	31,400	1,069,059
Union Tool Co. (b)	2,400	75,086
United Arrows, Ltd.	2,300	65,397
United Urban Investment Corp. REIT	243	455,255
Unizo Holdings Co., Ltd.	2,000	94,226
USS Co., Ltd.	18,800	357,403
UT Group Co., Ltd.	3,200	96,876
UUUM, Inc. (a)(b)	1,500	65,700
Valqua, Ltd.	4,600	111,111
ValueCommerce Co., Ltd. (b)	1,500	32,353
Vector, Inc. (a)	3,200	31,389
Vision, Inc. (a)	2,300	38,349
Vital KSK Holdings, Inc.	7,300	70,464
VT Holdings Co., Ltd.	20,000	89,441
Wakita & Co., Ltd.	7,000	72,013
Warabeya Nichiyo Holdings Co., Ltd.	5,500	88,213
WATAMI Co., Ltd.	10,500	125,314
WDB Holdings Co., Ltd. (b)	2,600	64,788
Welcia Holdings Co., Ltd.	4,500	287,785
West Japan Railway Co.	13,000	1,129,358
World Co., Ltd.	3,100	76,762
Xebio Holdings Co., Ltd.	7,300	88,668
Yakult Honsha Co., Ltd.	9,900	549,317
YAKUODO Holdings Co., Ltd.	3,100	69,659
YAMABIKO Corp. (b)	6,300	69,333
YAMADA Consulting Group Co., Ltd. (b)	4,400	65,631
Yamada Denki Co., Ltd.	59,400	315,925
Yamagata Bank, Ltd.	5,300	78,957
Yamaha Corp.	11,600	648,981
Yamaha Motor Co., Ltd. (b)	23,700	480,433
Yamanashi Chuo Bank, Ltd.	7,300	78,592
Yamashin-Filter Corp. (b)	8,400	66,937
Yamato Holdings Co., Ltd.	25,400	436,363
Yamazaki Baking Co., Ltd.	11,200	200,863
Yamazen Corp.	8,300	83,630
Yaskawa Electric Corp.	18,900	725,217

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Yellow Hat, Ltd.	4,700	$ 84,680
Yokogawa Electric Corp.	19,200	340,803
Yokohama Reito Co., Ltd. (b)	11,000	101,219
Yokohama Rubber Co., Ltd.	10,800	211,776
Yokowo Co., Ltd.	1,700	50,761
Yomiuri Land Co., Ltd.	2,600	108,378
Yonex Co., Ltd. (b)	14,000	88,631
Yoshinoya Holdings Co., Ltd.	3,700	98,803
Yuasa Trading Co., Ltd.	3,200	108,507
Yumeshin Holdings Co., Ltd. (b)	8,100	66,112
Yushin Precision Equipment Co., Ltd.	8,100	75,801
Z Holdings Corp.	204,300	866,642
Zenkoku Hosho Co., Ltd.	2,100	89,855
Zensho Holdings Co., Ltd.	3,300	74,973
Zeon Corp.	5,900	74,161
ZIGExN Co., Ltd.	13,400	67,200
Zojirushi Corp. (b)	5,000	94,686
ZOZO, Inc.	8,300	159,394
		338,928,457
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	9,140	241,075
KAZAKHSTAN — 0.0% (e)
KAZ Minerals PLC	18,265	128,581
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	1,120	72,172
LUXEMBOURG — 0.1%
APERAM SA	2,741	87,719
ArcelorMittal SA	52,380	919,695
Corp. America Airports SA (a)	4,896	29,376
Eurofins Scientific SE (b)	905	502,039
Millicom International Cellular SA SDR	7,354	352,418
Reinet Investments SCA	15,345	304,519
SES SA	28,118	394,531
Solutions 30 SE (a)(b)	7,448	83,269
Tenaris SA	37,542	423,516
		3,097,082
MACAU — 0.0% (e)
Wynn Macau, Ltd.	124,400	306,538
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	58,350
Alliance Bank Malaysia Bhd	140,600	90,399
AMMB Holdings Bhd	132,400	126,558
Axiata Group Bhd	190,711	193,019
Berjaya Corp. Bhd (a)	1,246,700	76,195
Berjaya Sports Toto Bhd	114,400	72,155
BerMaz Motor Sdn Bhd	173,300	88,970
British American Tobacco Malaysia Bhd	23,500	86,635
Carlsberg Brewery Malaysia Bhd Class B	11,200	80,499
CIMB Group Holdings Bhd	359,848	453,054
Security Description	Shares	Value
Dialog Group Bhd	232,400	$ 196,010
DiGi.Com Bhd	217,800	237,474
Eco World Development Group Bhd (a)	487,200	88,733
Fraser & Neave Holdings Bhd	17,600	149,904
Gamuda Bhd	128,616	122,626
Genting Bhd	190,200	281,313
Genting Malaysia Bhd	259,500	208,716
Genting Plantations Bhd	900	2,328
Globetronics Technology Bhd	140,900	80,258
HAP Seng Consolidated Bhd	66,200	161,515
Hartalega Holdings Bhd	138,200	185,145
Hengyuan Refining Co. Bhd (a)	67,000	69,121
Hibiscus Petroleum Bhd (a)	308,400	70,871
Hong Leong Bank Bhd	37,832	160,003
Hong Leong Financial Group Bhd	20,700	85,523
IGB Real Estate Investment Trust	237,700	109,828
IHH Healthcare Bhd	160,100	214,093
IJM Corp. Bhd	331,300	175,754
Inari Amertron Bhd	243,500	101,198
IOI Corp. Bhd	149,800	168,825
Kuala Lumpur Kepong Bhd	43,300	262,520
Magnum Bhd	109,300	68,672
Malayan Banking Bhd	257,264	543,396
Malaysia Airports Holdings Bhd	66,124	122,856
Maxis Bhd	145,300	188,973
MISC Bhd	86,500	176,574
My EG Services Bhd	206,300	55,477
Nestle Malaysia Bhd	6,300	226,403
Pavilion Real Estate Investment Trust	207,000	88,053
Petronas Chemicals Group Bhd	170,900	307,081
Petronas Dagangan Bhd	22,600	127,627
Petronas Gas Bhd	53,600	217,781
PPB Group Bhd	44,280	203,945
Press Metal Aluminium Holdings Bhd	136,100	154,716
Public Bank Bhd	226,400	1,075,960
QL Resources Bhd	61,700	122,631
RHB Bank Bhd	128,959	182,223
Sime Darby Bhd	142,535	77,357
Sime Darby Plantation Bhd	131,135	174,718
Sime Darby Property Bhd	142,535	31,883
SKP Resources Bhd	271,300	90,201
SP Setia Bhd Group	134,214	52,498
Sunway Real Estate Investment Trust	264,700	117,774
Supermax Corp. Bhd	189,470	64,384
Telekom Malaysia Bhd	91,003	84,985
Tenaga Nasional Bhd	235,900	764,707
TIME dotCom Bhd	41,100	92,639
Top Glove Corp. Bhd	123,600	142,017
ViTrox Corp. Bhd	35,300	68,348
VS Industry Bhd	222,000	72,725
Westports Holdings Bhd	92,500	95,202

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Yinson Holdings Bhd	43,900	$ 69,545
YTL Corp. Bhd	36,408	8,723
		10,327,666
MALTA — 0.0% (e)
Kindred Group PLC	18,874	115,651
MEXICO — 0.6%
Alfa SAB de CV Class A	218,200	180,948
Alsea SAB de CV (a)	45,700	120,591
America Movil SAB de CV Series L	2,630,500	2,103,397
Arca Continental SAB de CV	54,500	288,633
Cemex SAB de CV Series CPO	1,325,364	496,906
Coca-Cola Femsa SAB de CV	62,500	379,951
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	71,100	74,474
El Puerto de Liverpool SAB de CV Series C1 (b)	24,300	120,702
Fibra Uno Administracion SA de CV REIT	265,500	411,663
Fomento Economico Mexicano SAB de CV	156,300	1,476,010
Gentera SAB de CV	114,600	117,671
Gruma SAB de CV Class B	24,445	250,858
Grupo Aeroportuario del Centro Norte SAB de CV	7,500	56,222
Grupo Aeroportuario del Pacifico SAB de CV Class B	30,700	365,379
Grupo Aeroportuario del Sureste SAB de CV Class B	17,620	330,529
Grupo Bimbo SAB de CV Class A (b)	137,100	250,111
Grupo Carso SAB de CV Series A1	33,700	124,724
Grupo Financiero Banorte SAB de CV Series O	201,000	1,123,573
Grupo Financiero Inbursa SAB de CV Series O	190,100	233,548
Grupo Mexico SAB de CV Class B	279,400	769,075
Grupo Televisa SAB Series CPO	195,100	457,995
Industrias Penoles SAB de CV	10,095	105,857
Infraestructura Energetica Nova SAB de CV	45,800	215,321
Kimberly-Clark de Mexico SAB de CV Class A	125,400	249,884
Macquarie Mexico Real Estate Management SA de CV REIT (d)	51,200	67,023
Megacable Holdings SAB de CV	45,900	188,228
Orbia Advance Corp. SAB de CV	82,157	175,417
PLA Administradora Industrial S de RL de CV REIT	49,400	81,095
Promotora y Operadora de Infraestructura SAB de CV	26,395	270,492
Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	409,700	$ 1,177,638
		12,263,915
NETHERLANDS — 2.9%
Aalberts NV	3,767	169,180
ABN AMRO Bank NV (d)	35,221	641,267
Accell Group NV	2,918	84,507
Adyen NV (a)(b)(d)	830	681,054
Aegon NV	157,174	717,532
Akzo Nobel NV	18,201	1,851,831
Altice Europe NV (a)	57,747	372,591
Arcadis NV	3,904	91,063
Argenx SE (a)	3,471	559,494
ASM International NV	2,464	276,999
ASML Holding NV	32,657	9,666,574
ASR Nederland NV	7,281	272,649
Basic-Fit NV (a)(d)	2,445	92,902
BE Semiconductor Industries NV	4,001	154,764
Brack Capital Properties NV (a)	593	60,776
Corbion NV	2,466	77,838
Eurocommercial Properties NV REIT	4,112	115,393
Euronext NV (d)	2,149	175,250
EXOR NV	9,071	703,386
Flow Traders (d)	2,816	68,087
Fugro NV (a)	10,722	120,090
Heineken Holding NV	9,667	937,544
Heineken NV	20,266	2,159,295
IMCD NV	2,718	237,364
ING Groep NV	303,265	3,638,353
Intertrust NV (d)	3,887	75,526
InterXion Holding NV (a)	4,400	368,764
Koninklijke Ahold Delhaize NV	92,035	2,303,279
Koninklijke DSM NV	14,319	1,866,083
Koninklijke KPN NV	288,966	853,402
Koninklijke Philips NV	70,358	3,437,071
Koninklijke Vopak NV	5,679	308,088
NN Group NV	26,576	1,008,903
NSI NV REIT	1,602	78,044
NXP Semiconductors NV	21,454	2,730,236
OCI NV (a)	3,770	79,347
Pharming Group NV (a)	79,859	140,513
PostNL NV	37,836	85,451
Prosus NV (a)	37,425	2,794,895
Randstad NV	10,038	613,411
Royal Dutch Shell PLC Class A	292,969	8,674,278
Royal Dutch Shell PLC Class B	318,185	9,439,846
SBM Offshore NV	9,410	175,236
Shop Apotheke Europe NV (a)(d)	1,829	89,308
SIF Holding NV	5,076	71,223
Signify NV (d)	7,990	249,870
Takeaway.com NV (a)(b)(d)	2,581	238,147
TKH Group NV	1,564	87,604
TomTom NV (a)	6,283	66,436

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Vastned Retail NV REIT	2,401	$ 71,960
Wolters Kluwer NV	21,986	1,604,646
		61,437,350
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	55,901	566,458
Air New Zealand, Ltd.	39,625	78,328
Argosy Property, Ltd.	73,333	68,274
Auckland International Airport, Ltd.	69,639	411,092
Chorus, Ltd.	37,139	154,845
Contact Energy, Ltd.	48,333	232,494
Fisher & Paykel Healthcare Corp., Ltd.	43,092	645,399
Fletcher Building, Ltd.	64,807	222,545
Genesis Energy, Ltd.	43,952	89,698
Goodman Property Trust REIT	64,999	97,350
Infratil, Ltd.	59,377	201,896
Kiwi Property Group, Ltd.	146,941	154,649
Mercury NZ, Ltd.	43,480	148,136
Meridian Energy, Ltd.	89,037	300,344
Metlifecare, Ltd.	25,266	116,422
New Zealand Refining Co., Ltd.	46,675	59,200
Precinct Properties New Zealand, Ltd.	115,966	143,564
Pushpay Holdings, Ltd. (a)	35,356	95,889
Ryman Healthcare, Ltd.	36,039	397,043
SKY Network Television, Ltd.	98,806	47,328
SKYCITY Entertainment Group, Ltd.	46,759	125,237
Spark New Zealand, Ltd.	131,492	384,119
Summerset Group Holdings, Ltd.	23,031	138,287
Synlait Milk, Ltd. (a)	12,214	73,255
Z Energy, Ltd.	34,119	101,281
		5,053,133
NORWAY — 0.5%
Aker BP ASA	8,518	279,174
Atea ASA (a)	5,283	77,315
Austevoll Seafood ASA	4,948	50,706
Axactor SE (a)	31,604	68,335
B2Holding ASA (b)	14,628	15,906
Borregaard ASA	6,265	67,731
BW Offshore, Ltd. (a)	10,003	75,131
DNB ASA	73,938	1,379,927
DNO ASA	50,331	66,269
Entra ASA (d)	5,730	94,551
Equinor ASA	75,266	1,503,213
Europris ASA (d)	25,386	99,668
Fjordkraft Holding ASA (d)	8,055	53,166
Frontline, Ltd.	6,937	87,548
Gjensidige Forsikring ASA	17,734	371,842
Grieg Seafood ASA	5,761	91,981
Hoegh LNG Holdings, Ltd.	15,159	57,791
Kongsberg Gruppen ASA	4,994	78,428
Kvaerner ASA	56,942	72,058
Security Description	Shares	Value
Leroy Seafood Group ASA	17,233	$ 114,334
Mowi ASA	34,907	906,510
NEL ASA (a)	115,394	113,591
Nordic Semiconductor ASA (a)	12,998	82,390
Norsk Hydro ASA	110,116	409,021
Norwegian Finans Holding ASA (a)	13,593	147,419
Odfjell Drilling, Ltd. (a)	17,234	64,172
Orkla ASA	64,009	648,008
PGS ASA (a)	50,251	98,360
Protector Forsikring ASA (a)	9,425	56,256
Salmar ASA	3,775	193,018
Sbanken ASA (d)	8,291	70,387
Scatec Solar ASA (d)	6,250	88,267
Schibsted ASA Class B	7,902	226,432
Selvaag Bolig ASA	6,732	56,692
SpareBank 1 Nord Norge	9,611	85,858
SpareBank 1 SMN	10,865	123,892
SpareBank 1 SR-Bank ASA	7,015	79,831
Storebrand ASA	11,354	89,180
Telenor ASA	56,191	1,006,825
TGS Nopec Geophysical Co. ASA	8,279	251,650
Tomra Systems ASA	6,675	211,478
Veidekke ASA	6,993	95,099
Yara International ASA	14,270	593,061
		10,402,471
PAKISTAN — 0.0% (e)
Bank Alfalah, Ltd.	325,000	95,906
Habib Bank, Ltd.	53,000	53,875
MCB Bank, Ltd.	39,200	51,875
Millat Tractors, Ltd.	5,850	26,609
Nishat Mills, Ltd.	114,900	78,749
Oil & Gas Development Co., Ltd.	90,100	82,801
Pakistan Oilfields, Ltd.	24,150	69,663
Pakistan State Oil Co., Ltd.	58,500	72,392
		531,870
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	15,800	238,580
Credicorp, Ltd.	5,400	1,150,902
Hochschild Mining PLC	31,281	75,834
Southern Copper Corp.	7,000	297,360
		1,762,676
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	183,263
Aboitiz Power Corp.	208,000	140,460
Alliance Global Group, Inc. (a)	450,900	103,811
Altus San Nicolas Corp. (a)	3,778	387
Ayala Corp.	25,640	397,674
Ayala Land, Inc.	567,000	509,399
Bank of the Philippine Islands	68,567	119,006
BDO Unibank, Inc.	146,483	456,991

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Globe Telecom, Inc.	2,995	$ 119,457
GT Capital Holdings, Inc.	6,657	111,333
International Container Terminal Services, Inc.	76,460	194,151
JG Summit Holdings, Inc.	250,410	399,509
Jollibee Foods Corp.	33,510	142,920
Manila Electric Co.	24,040	150,472
Megaworld Corp.	1,020,000	80,762
Metro Pacific Investments Corp.	974,000	66,927
Metropolitan Bank & Trust Co.	134,886	176,581
PLDT, Inc.	6,380	124,463
Robinsons Land Corp.	196,244	106,753
Security Bank Corp.	5,920	22,794
SM Investments Corp.	16,835	346,706
SM Prime Holdings, Inc.	763,800	634,929
Universal Robina Corp.	80,890	231,593
		4,820,341
POLAND — 0.2%
Alior Bank SA (a)	13,668	103,503
Bank Millennium SA (a)	64,815	100,116
Bank Polska Kasa Opieki SA	14,812	392,857
CCC SA	4,227	122,771
CD Projekt SA	5,333	393,572
Cyfrowy Polsat SA	22,810	168,276
Dino Polska SA (a)(d)	4,010	152,467
Grupa Lotos SA	7,458	164,587
Jastrzebska Spolka Weglowa SA	9,529	53,793
KGHM Polska Miedz SA (a)	10,428	263,171
LPP SA	100	232,884
mBank SA (a)	1,138	117,006
Orange Polska SA (a)	52,083	97,914
PGE Polska Grupa Energetyczna SA (a)	65,340	137,329
PLAY Communications SA (d)	5,658	52,288
Polski Koncern Naftowy ORLEN SA	23,216	526,073
Polskie Gornictwo Naftowe i Gazownictwo SA	131,811	150,629
Powszechna Kasa Oszczednosci Bank Polski SA	70,533	641,768
Powszechny Zaklad Ubezpieczen SA	52,889	559,012
Santander Bank Polska SA	3,603	292,441
		4,722,457
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R	427,256	97,262
CTT-Correios de Portugal SA	13,428	48,082
EDP - Energias de Portugal SA	229,074	993,571
Galp Energia SGPS SA	41,870	700,286
Jeronimo Martins SGPS SA	26,225	431,702
		2,270,903
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	107,634
Security Description	Shares	Value
Barwa Real Estate Co.	230,600	$ 224,203
Commercial Bank PQSC	165,450	213,572
Doha Bank QPSC	98,027	68,115
Gulf International Services QSC (a)	149,047	70,410
Industries Qatar QSC	139,140	392,848
Masraf Al Rayan QSC	321,190	349,331
Mesaieed Petrochemical Holding Co.	329,378	227,064
Ooredoo QSC	58,320	113,404
Qatar Electricity & Water Co. QSC	43,520	192,320
Qatar Fuel QSC	33,948	213,515
Qatar Gas Transport Co., Ltd.	107,088	70,294
Qatar Insurance Co. SAQ	97,370	84,507
Qatar International Islamic Bank QSC	40,744	108,322
Qatar Islamic Bank SAQ	104,670	440,701
Qatar National Bank QPSC	341,306	1,930,099
Qatar Navigation QSC	38,565	64,610
Vodafone Qatar QSC	240,260	76,545
		4,947,494
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	28,733	254,443
RUSSIA — 1.0%
Alrosa PJSC	223,022	302,587
Evraz PLC	37,704	201,792
Gazprom PJSC ADR	845	6,953
Gazprom PJSC	819,060	3,381,407
Inter RAO UES PJSC	2,290,000	184,771
LUKOIL PJSC	32,561	3,226,153
Magnit PJSC GDR	27,548	332,091
Magnitogorsk Iron & Steel Works PJSC	226,900	153,376
MMC Norilsk Nickel PJSC	6,245	1,923,232
Mobile TeleSystems PJSC ADR	26,400	267,960
Mobile TeleSystems PJSC	31,200	160,744
Moscow Exchange MICEX	132,585	229,879
Novatek PJSC GDR	7,270	1,475,810
Novolipetsk Steel PJSC	113,250	261,722
PhosAgro PJSC GDR	11,644	147,879
Polymetal International PLC	17,213	272,495
Polyus PJSC (a)	2,617	299,110
Rosneft Oil Co. PJSC	120,780	874,573
Sberbank of Russia PJSC	831,560	3,410,786
Severstal PJSC	18,520	279,926
Surgutneftegas PJSC Preference Shares	802,100	488,857
Surgutneftegas PJSC	888,900	722,440
Tatneft PJSC	129,220	1,579,902
Transneft PJSC Preference Shares	30	85,250
VTB Bank PJSC	437,390,000	323,231
X5 Retail Group NV GDR	9,438	325,611
		20,918,537

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	1,991	$ 43,256
Advanced Petrochemical Co.	8,106	106,746
Al Hammadi Co. for Development and Investment (a)	20,250	113,577
Al Rajhi Bank	89,714	1,564,070
Al Rajhi Co. for Co-operative Insurance (a)	4,209	71,248
Aldrees Petroleum and Transport Services Co.	5,468	91,102
Alinma Bank	42,891	289,843
Almarai Co. JSC	10,681	140,940
Alujain Corp. (a)	7,396	59,148
Arab National Bank	43,104	314,837
Arabian Cement Co.	9,227	90,516
Arriyadh Development Co.	18,294	73,151
Aseer Trading Tourism & Manufacturing Co. (a)	26,480	64,095
Bank AlBilad	27,799	199,342
Bank Al-Jazira	22,911	91,857
Banque Saudi Fransi	41,562	419,908
Bupa Arabia for Cooperative Insurance Co.	2,387	65,158
City Cement Co.	8,580	40,941
Co. for Cooperative Insurance (a)	5,049	103,233
Dallah Healthcare Co.	6,173	77,012
Dar Al Arkan Real Estate Development Co. (a)	39,088	114,618
Dur Hospitality Co.	12,960	80,842
Eastern Province Cement Co.	9,470	90,880
Emaar Economic City (a)	34,732	88,420
Etihad Etisalat Co. (a)	32,700	217,924
Fawaz Abdulaziz Al Hokair & Co. (a)	11,570	78,957
Herfy Food Services Co.	2,033	29,102
Jarir Marketing Co.	4,275	188,719
Leejam Sports Co. JSC	3,769	81,483
Maharah Human Resources Co.	2,209	50,701
Middle East Healthcare Co. (a)	11,802	93,439
Mobile Telecommunications Co. (a)	33,673	105,382
Mouwasat Medical Services Co.	4,245	99,581
Najran Cement Co. (a)	15,550	49,577
National Agriculture Development Co (a)	17,326	127,475
National Commercial Bank	88,573	1,162,856
National Gas & Industrialization Co.	2,926	24,102
National Medical Care Co.	5,781	74,896
Northern Region Cement Co. (a)	17,439	55,042
Qassim Cement Co.	1,837	32,369
Rabigh Refining & Petrochemical Co. (a)	13,507	77,989
Riyad Bank	92,279	590,381
Security Description	Shares	Value
Sahara International Petrochemical Co.	26,583	$ 127,271
Samba Financial Group	73,401	634,943
Saudi Airlines Catering Co.	4,009	109,862
Saudi Arabian Fertilizer Co.	11,100	229,321
Saudi Arabian Mining Co. (a)	30,553	361,622
Saudi Arabian Oil Co. (a)(d)	50,030	470,119
Saudi Basic Industries Corp.	53,789	1,346,410
Saudi British Bank	48,448	448,150
Saudi Cement Co.	5,941	111,019
Saudi Ceramic Co. (a)	1,873	18,099
Saudi Chemical Co. Holding (a)	16,716	106,856
Saudi Co. For Hardware CJSC	5,311	73,762
Saudi Electricity Co.	39,000	210,215
Saudi Industrial Investment Group	16,632	106,408
Saudi Kayan Petrochemical Co. (a)	32,586	96,421
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	73,782
Saudi Public Transport Co. (a)	5,953	28,533
Saudi Real Estate Co. (a)	15,161	55,127
Saudi Research & Marketing Group (a)	4,483	92,856
Saudi Telecom Co.	28,949	785,597
Saudia Dairy & Foodstuff Co.	534	20,356
Savola Group (a)	18,971	173,714
Seera Group Holding	14,011	81,796
Southern Province Cement Co.	6,007	103,124
United Electronics Co.	4,731	94,461
United International Transportation Co.	1,592	15,490
Yamama Cement Co. (a)	14,880	102,736
Yanbu Cement Co.	10,069	102,400
Yanbu National Petrochemical Co.	9,301	138,599
		13,853,764
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	228,851	505,475
Ascott Residence Trust Unit	82,517	82,232
BOC Aviation, Ltd. (d)	14,300	145,445
BW LPG, Ltd. (d)	11,460	96,312
Cache Logistics Trust REIT	133,200	70,827
CapitaLand Commercial Trust REIT	220,890	326,904
CapitaLand Mall Trust REIT	199,000	364,065
CapitaLand, Ltd.	230,600	643,104
City Developments, Ltd.	39,900	324,921
ComfortDelGro Corp., Ltd.	179,700	318,065
DBS Group Holdings, Ltd.	139,048	2,676,207
EAGLE HOSPITALITY TRUST UNIT (a)	112,600	61,367
Far East Hospitality Trust	140,900	77,541
First Real Estate Investment Trust	67,100	49,652

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Frasers Commercial Trust REIT	121,200	$ 149,624
Frasers Hospitality Trust	135,000	71,282
Frasers Logistics & Industrial Trust REIT	135,700	125,139
Genting Singapore, Ltd.	514,600	352,086
Golden Agri-Resources, Ltd.	606,500	105,996
Jardine Cycle & Carriage, Ltd.	11,711	262,151
Keppel Corp., Ltd. (b)	125,000	629,346
Keppel DC REIT	105,200	162,731
Lippo Malls Indonesia Retail Trust REIT	332,900	55,704
Manulife US Real Estate Investment Trust	204,200	204,200
Mapletree Commercial Trust REIT	97,568	173,419
Mapletree Industrial Trust REIT	5,500	10,635
Mapletree Logistics Trust REIT	45,200	58,490
Oversea-Chinese Banking Corp., Ltd.	255,632	2,087,413
Parkway Life Real Estate Investment Trust	51,200	126,415
SATS, Ltd.	81,900	308,195
Sembcorp Industries, Ltd.	92,900	158,213
Singapore Airlines, Ltd.	58,600	393,964
Singapore Exchange, Ltd.	66,800	440,150
Singapore Press Holdings, Ltd. (b)	178,700	289,716
Singapore Technologies Engineering, Ltd.	131,100	384,140
Singapore Telecommunications, Ltd.	622,500	1,560,127
Soilbuild Business Space REIT	183,900	71,117
Starhill Global REIT	183,300	98,831
Suntec Real Estate Investment Trust	238,200	325,949
United Overseas Bank, Ltd.	99,793	1,960,014
UOL Group, Ltd.	49,233	304,628
Venture Corp., Ltd.	22,000	265,050
Wilmar International, Ltd.	158,200	484,724
Yoma Strategic Holdings, Ltd. (a)(b)	306,500	79,779
		17,441,345
SOUTH AFRICA — 1.3%
Absa Group, Ltd.	58,664	626,348
Anglo American Platinum, Ltd.	4,124	385,556
Anglo American PLC	79,866	2,299,089
AngloGold Ashanti, Ltd.	31,655	716,474
Aspen Pharmacare Holdings, Ltd. (a)	37,164	316,851
Barloworld, Ltd.	19,472	156,976
Bid Corp., Ltd.	27,223	642,851
Bidvest Group, Ltd.	24,928	365,038
Capitec Bank Holdings, Ltd.	3,942	407,683
Cashbuild, Ltd.	4,789	77,047
Clicks Group, Ltd.	21,009	385,504
DataTec, Ltd.	38,866	92,277
Security Description	Shares	Value
Discovery, Ltd.	26,711	$ 230,425
Emira Property Fund, Ltd. REIT	93,984	88,785
Equites Property Fund, Ltd. REIT	80,348	114,918
Exxaro Resources, Ltd.	20,118	188,671
FirstRand, Ltd.	262,188	1,177,488
Fortress REIT, Ltd. Class A,	115,468	159,038
Foschini Group, Ltd. (b)	19,612	209,661
Gold Fields, Ltd.	63,288	433,899
Growthpoint Properties, Ltd. REIT	265,098	419,160
Harmony Gold Mining Co., Ltd. (a)	46,490	170,221
Impala Platinum Holdings, Ltd. (a)	60,594	621,908
Investec PLC	52,375	307,440
Investec, Ltd.	34,578	205,141
Kumba Iron Ore, Ltd. (b)	6,528	194,694
Liberty Holdings, Ltd.	15,761	124,715
Life Healthcare Group Holdings, Ltd.	124,734	219,880
Momentum Metropolitan Holdings	83,371	130,212
Mr. Price Group, Ltd.	20,308	265,042
MTN Group, Ltd. (b)	133,037	784,798
MultiChoice Group, Ltd. (a)	31,809	265,009
Nampak, Ltd. (a)	108,950	53,215
Naspers, Ltd. Class N	33,619	5,507,496
Nedbank Group, Ltd.	32,083	491,679
Netcare, Ltd. (b)	112,609	156,711
Northam Platinum, Ltd. (a)	31,026	274,283
Old Mutual, Ltd. (c)	49,270	69,271
Old Mutual, Ltd. (b)(c)	315,585	441,065
Pick n Pay Stores, Ltd.	29,885	136,543
PSG Group, Ltd.	17,508	293,179
Rand Merchant Investment Holdings, Ltd.	71,980	158,749
Redefine Properties, Ltd. REIT	565,715	305,847
Remgro, Ltd.	45,015	627,735
Resilient REIT, Ltd.	33,248	161,776
RMB Holdings, Ltd.	75,393	433,698
SA Corporate Real Estate, Ltd. REIT	341,441	74,717
Sanlam, Ltd.	150,530	851,498
Sappi, Ltd.	32,283	100,819
Sasol, Ltd.	43,363	941,095
Shoprite Holdings, Ltd.	34,948	314,703
Sibanye Gold, Ltd. (a)	165,778	425,485
SPAR Group, Ltd.	17,617	248,831
Standard Bank Group, Ltd.	102,585	1,234,820
Telkom SA SOC, Ltd.	39,144	97,472
Tiger Brands, Ltd. (b)	17,906	269,816
Trencor, Ltd. (a)	36,329	23,642
Truworths International, Ltd.	30,269	106,499
Vodacom Group, Ltd.	54,964	453,202

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Woolworths Holdings, Ltd.	67,684	$ 235,237
		27,271,882
SOUTH KOREA — 3.2%
AfreecaTV Co., Ltd.	572	34,079
Ahnlab, Inc. (a)	2,297	130,099
Alteogen, Inc. (a)	982	56,808
Amorepacific Corp. (a)	2,583	446,712
Amorepacific Corp. Preference Shares	740	57,206
AMOREPACIFIC Group (a)	2,522	180,353
Ananti, Inc. (a)	6,092	54,786
BGF retail Co., Ltd. (a)	795	116,523
BH Co., Ltd. (a)	730	13,856
BNK Financial Group, Inc.	27,622	182,960
Celltrion Healthcare Co., Ltd. (a)	5,707	261,551
Celltrion Pharm, Inc. (a)	1,414	48,664
Celltrion, Inc. (a)(b)	7,477	1,170,251
Cheil Worldwide, Inc.	7,506	156,098
CJ CheilJedang Corp. (a)	942	205,677
CJ Corp. (a)	1,354	113,102
CJ Corp. Preference Shares (a)	203	12,709
CJ ENM Co., Ltd.	1,018	140,493
CJ Freshway Corp.	3,203	79,351
CJ Logistics Corp. (a)	1,096	146,898
Com2uSCorp	2,104	195,581
Daelim Industrial Co., Ltd.	2,706	211,763
Daewoo Engineering & Construction Co., Ltd. (a)	24,328	99,714
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,568	85,926
DB Insurance Co., Ltd.	5,525	249,866
DIO Corp. (a)	4,286	155,659
Dongjin Semichem Co., Ltd.	5,592	80,994
Doosan Bobcat, Inc. (a)	4,079	121,158
Douzone Bizon Co., Ltd.	2,524	176,786
E-MART, Inc. (a)	2,133	235,166
Eo Technics Co., Ltd.	1,483	132,469
F&F Co., Ltd.	610	59,077
Feelux Co., Ltd. (a)	7,699	50,530
Fila Korea, Ltd.	5,207	238,636
GemVax & Kael Co., Ltd. (a)	2,866	95,537
GS Engineering & Construction Corp.	5,552	149,068
GS Holdings Corp.	5,913	263,834
GS Retail Co., Ltd.	3,570	121,166
Hana Financial Group, Inc.	24,578	784,235
Hancom, Inc.	8,253	71,365
Hanjin Kal Corp.	4,802	166,095
Hankook Shell Oil Co., Ltd.	332	92,729
Hankook Tire & Technology Co., Ltd.	8,351	242,273
Hanmi Pharm Co., Ltd. (a)	616	157,935
Hanon Systems	16,734	161,342
Hansol Chemical Co., Ltd.	1,234	113,108
Hansol Paper Co., Ltd.	6,147	76,808
Security Description	Shares	Value
Hanssem Co., Ltd.	2,499	$ 134,409
Hanwha Aerospace Co., Ltd. (a)	4,757	144,176
Hanwha Chemical Corp. (a)	13,246	215,908
Hanwha Corp.	3,640	78,689
Hanwha Life Insurance Co., Ltd.	31,079	62,080
HDC Hyundai Development Co-Engineering & Construction (a)	2,174	48,219
Helixmith Co., Ltd. (a)(b)	2,003	160,559
HLB Life Science Co., Ltd. (a)	4,660	111,821
HLB, Inc. (a)(b)	3,398	337,611
Hotel Shilla Co., Ltd.	3,574	280,617
Hugel, Inc. (a)	432	148,564
Hyosung Chemical Corp.	809	101,086
Hyundai Bioscience Co., Ltd. (a)	4,204	51,075
Hyundai Department Store Co., Ltd. (a)	1,309	94,062
Hyundai Elevator Co., Ltd.	1,959	115,699
Hyundai Engineering & Construction Co., Ltd. (a)	7,969	291,486
Hyundai Glovis Co., Ltd.	1,744	215,653
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,006	294,027
Hyundai Livart Furniture Co., Ltd.	6,251	72,161
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	133,486
Hyundai Mobis Co., Ltd.	5,320	1,177,673
Hyundai Motor Co.	11,457	1,193,799
Hyundai Motor Co. Preference Shares (c)	3,845	263,992
Hyundai Motor Co. Preference Shares (c)	2,761	171,182
Hyundai Rotem Co., Ltd. (a)	7,810	105,353
Hyundai Steel Co.	8,186	222,621
InBody Co., Ltd.	1,717	35,114
Industrial Bank of Korea	28,125	286,977
Kakao Corp. (a)	4,133	548,589
Kangwon Land, Inc. (a)	9,224	236,094
KB Financial Group, Inc.	31,496	1,297,751
KCC Corp.	684	138,107
Kia Motors Corp.	21,093	808,007
KMW Co., Ltd. (a)	2,663	117,670
Koentec Co., Ltd.	12,880	110,596
Koh Young Technology, Inc. (a)	1,079	98,434
Korea Aerospace Industries, Ltd. (a)	7,786	229,248
Korea Asset In Trust Co., Ltd.	45,191	131,691
Korea Electric Power Corp.	20,743	498,643
Korea Gas Corp.	2,420	79,205
Korea Investment Holdings Co., Ltd. (a)	3,949	247,229
Korea Real Estate Investment & Trust Co., Ltd.	40,468	73,486
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	3,817	417,528

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Korea Zinc Co., Ltd. (a)	874	$ 321,198
Korean Air Lines Co., Ltd. (a)	4,004	98,676
KT&G Corp.	10,039	814,266
Kuk-il Paper Manufacturing Co., Ltd. (a)	9,131	47,216
Kumho Petrochemical Co., Ltd.	1,926	129,072
Kwang Dong Pharmaceutical Co., Ltd.	12,503	71,897
LG Chem, Ltd.	3,605	989,742
LG Chem, Ltd. Preference Shares (a)	786	117,582
LG Corp. (a)	8,628	550,604
LG Display Co., Ltd. (a)	25,728	361,520
LG Electronics, Inc.	8,819	549,829
LG Hausys, Ltd.	1,772	83,815
LG Household & Health Care, Ltd. (a)	764	833,070
LG Household & Health Care, Ltd. Preference Shares	184	122,672
LG Innotek Co., Ltd.	1,707	206,650
LG International Corp.	14,247	185,410
LG Uplus Corp. (a)	11,063	135,842
Lock&Lock Co., Ltd.	10,907	134,870
Lotte Chemical Corp. (a)	1,252	242,508
Lotte Corp.	2,576	86,761
Lotte Shopping Co., Ltd. (a)	983	115,177
Mando Corp.	5,035	153,255
Mcnex Co., Ltd.	1,909	62,315
Medy-Tox, Inc.	516	134,259
MegaStudyEdu Co., Ltd.	453	16,256
Mezzion Pharma Co., Ltd. (a)	617	102,064
Mirae Asset Daewoo Co., Ltd. (a)	47,797	312,048
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	118,736
Modetour Network, Inc. (a)	8,749	137,690
Moorim P&P Co., Ltd.	19,213	70,193
NAVER Corp.	10,863	1,751,870
NCSoft Corp. (a)	1,230	575,407
Netmarble Corp. (a)(d)	2,574	205,662
NH Investment & Securities Co., Ltd. (a)	14,985	164,564
NICE Information Service Co., Ltd.	10,100	121,834
NKMax Co., Ltd. (a)	9,231	86,208
OCI Co., Ltd. (a)	1,629	88,180
Orange Life Insurance, Ltd. (d)	3,399	82,738
Orion Corp/Republic of Korea (a)	2,349	214,293
Ottogi Corp. (a)	114	54,612
Pan Ocean Co., Ltd. (a)	24,680	96,996
Partron Co., Ltd.	11,769	134,334
Pearl Abyss Corp. (a)	338	54,129
PharmAbcine (a)	3,224	107,750
Pharmicell Co., Ltd. (a)	11,563	84,889
POSCO	6,281	1,284,497
POSCO Chemtech Co., Ltd.	2,247	95,693
Security Description	Shares	Value
Posco International Corp.	6,646	$ 107,180
S-1 Corp.	1,546	125,263
Samchully Co., Ltd.	996	72,776
Samsung Biologics Co., Ltd. (a)(d)	1,296	485,251
Samsung C&T Corp.	8,160	765,584
Samsung Card Co., Ltd.	3,804	126,970
Samsung Electro-Mechanics Co., Ltd.	4,576	494,617
Samsung Electronics Co., Ltd. Preference Shares	63,253	2,483,191
Samsung Electronics Co., Ltd.	365,518	17,636,650
Samsung Engineering Co., Ltd. (a)	16,699	277,246
Samsung Fire & Marine Insurance Co., Ltd. (a)	2,526	531,870
Samsung Heavy Industries Co., Ltd. (a)	32,571	204,757
Samsung Life Insurance Co., Ltd.	6,076	391,424
Samsung SDI Co., Ltd.	4,344	886,492
Samsung SDS Co., Ltd.	3,098	521,044
Samsung Securities Co., Ltd. (a)	7,238	241,590
Sangsangin Co., Ltd. (a)	7,698	57,713
Sejong Telecom, Inc. (a)	731,991	241,159
Shinhan Financial Group Co., Ltd. (a)	36,120	1,353,973
Shinsegae, Inc.	786	196,424
SillaJen, Inc. (a)	6,523	82,070
SK Holdings Co., Ltd.	3,256	737,664
SK Hynix, Inc.	42,075	3,423,631
SK Innovation Co., Ltd.	4,187	543,084
SK Telecom Co., Ltd.	2,206	454,000
SM Entertainment Co., Ltd. (a)	1,656	55,059
S-Oil Corp.	3,210	264,528
Soulbrain Co., Ltd.	1,026	74,791
Suheung Co., Ltd.	2,578	79,138
Telcon RF Pharmaceutical, Inc. (a)	8,430	35,427
Value Added Technology Co., Ltd.	3,331	84,107
Vieworks Co., Ltd.	3,440	93,701
Whanin Pharmaceutical Co., Ltd. (a)	5,285	70,607
WONIK IPS Co., Ltd.	5,486	170,066
Woongjin Coway Co., Ltd.	4,173	335,947
Woori Financial Group, Inc.	47,991	481,383
Y G-1 Co., Ltd.	11,677	76,739
Yuhan Corp.	1,081	221,070
		66,770,408
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	22,570	903,186
Aena SME SA (d)	5,808	1,111,571
Amadeus IT Group SA	34,534	2,822,048
Applus Services SA	5,006	64,059

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	527,011	$ 2,947,791
Banco de Sabadell SA	460,492	537,578
Banco Santander SA	1,291,814	5,408,726
Bankia SA	92,513	197,567
Bankinter SA	68,461	501,968
Befesa SA (d)	2,005	85,523
Bolsas y Mercados Espanoles SHMSF SA	4,414	170,343
CaixaBank SA	287,629	903,372
Cellnex Telecom SA (d)	19,617	844,910
Distribuidora Internacional de Alimentacion SA (a)	401,966	46,068
eDreams ODIGEO SA (a)	11,015	52,796
Enagas SA	20,597	525,752
Endesa SA	29,882	797,977
Ferrovial SA	41,481	1,255,788
Grifols SA	25,071	884,509
Iberdrola SA	475,495	4,899,760
Indra Sistemas SA (a)(b)	6,316	72,173
Industria de Diseno Textil SA	84,145	2,970,538
Inmobiliaria Colonial Socimi SA REIT	5,216	66,512
Lar Espana Real Estate Socimi SA REIT	11,653	92,871
Mapfre SA	127,893	338,801
Masmovil Ibercom SA (a)	5,844	133,428
Merlin Properties Socimi SA REIT	16,246	233,240
Naturgy Energy Group SA	23,145	581,958
Neinor Homes SA (a)(d)	7,187	88,741
Red Electrica Corp. SA	39,420	793,162
Repsol SA	109,891	1,718,302
Sacyr SA	20,752	60,565
Siemens Gamesa Renewable Energy SA	17,884	313,869
Solaria Energia y Medio Ambiente SA (a)	9,631	73,513
Talgo SA (a)(d)	12,764	87,255
Tecnicas Reunidas SA (a)	2,480	66,254
Telefonica SA	373,539	2,610,965
Viscofan SA	1,451	76,714
		35,340,153
SWEDEN — 1.9%
AAK AB	7,843	149,134
AcadeMedia AB (d)	15,147	89,157
Adapteo Oyj (a)	6,042	74,213
AF POYRY AB	4,816	112,464
Alfa Laval AB	25,668	646,838
Alimak Group AB (d)	6,075	90,596
Arjo AB Class B	22,985	110,640
Assa Abloy AB Class B	78,040	1,825,731
Atlas Copco AB Class A	44,711	1,784,418
Atlas Copco AB Class B	38,700	1,344,426
Avanza Bank Holding AB	9,251	96,650
Axfood AB	3,395	75,581
Security Description	Shares	Value
Beijer Ref AB	4,488	$ 131,748
Betsson AB (a)	15,247	71,145
Bilia AB Class A	10,517	119,426
BillerudKorsnas AB	13,015	153,841
BioGaia AB Class B	1,663	75,413
Boliden AB	22,690	602,333
Bonava AB Class B	9,858	104,782
Boozt AB (a)(b)(d)	10,974	62,132
Bravida Holding AB (d)	10,044	97,585
Bufab AB	6,983	97,423
Bure Equity AB	4,779	108,230
Castellum AB	14,063	330,504
Catena AB	1,171	51,726
Cellavision AB	1,868	63,756
Clas Ohlson AB Class B	7,371	88,820
Climeon AB (a)(b)	9,189	67,143
Cloetta AB Class B	28,896	97,853
Collector AB (a)(b)	14,065	75,876
Dios Fastigheter AB	9,118	83,572
Dometic Group AB (d)	19,845	199,954
Dustin Group AB (d)	10,657	85,554
Electrolux AB Class B	18,389	451,619
Elekta AB Class B	24,420	321,781
Eltel AB (a)(d)	24,394	49,616
Embracer Group AB (a)	11,520	87,104
Epiroc AB Class A	49,054	599,220
Epiroc AB Class B	32,351	383,779
Essity AB Class B	47,226	1,522,565
Evolution Gaming Group AB (d)	8,583	258,561
Fabege AB	12,540	208,575
Fastighets AB Balder Class B (a)	5,195	240,408
Fingerprint Cards AB Class B (a)(b)	31,312	63,152
Fortnox AB (a)	4,202	75,412
Getinge AB Class B	16,134	299,893
Granges AB	8,487	89,711
Hemfosa Fastigheter AB	11,042	143,082
Hennes & Mauritz AB Class B (b)	61,753	1,256,559
Hexagon AB Class B	20,256	1,136,026
Hexpol AB	14,733	144,481
Hoist Finance AB (a)(b)(d)	12,565	67,033
Holmen AB Class B	4,793	146,027
Humana AB	12,622	82,115
Husqvarna AB Class B	32,673	261,843
ICA Gruppen AB	7,044	328,984
Industrivarden AB Class C	19,084	460,533
Indutrade AB	4,495	160,957
Intrum AB	2,882	86,019
Investor AB Class B	36,965	2,018,631
Inwido AB	4,681	36,054
JM AB	4,617	136,818
John Mattson Fastighetsforetagen AB (a)	3,703	55,539
Karo Pharma AB (a)	17,994	77,888
Kinnevik AB Class B	20,120	492,197

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Kungsleden AB	7,867	$ 82,695
L E Lundbergforetagen AB Class B	9,305	408,539
LeoVegas AB (b)(d)	19,551	61,633
Lifco AB Class B	2,202	134,552
Lindab International AB	8,991	114,872
Loomis AB Class B	3,177	131,614
Lundin Petroleum AB	14,272	485,285
Mekonomen AB (a)	8,779	87,264
Modern Times Group MTG AB Class B (a)	8,909	106,258
Munters Group AB (a)(d)	17,152	89,891
Mycronic AB	6,388	126,313
NetEnt AB	24,310	67,131
Nibe Industrier AB Class B	13,686	237,431
Nobia AB	16,815	125,380
Nobina AB (d)	12,721	87,583
Nolato AB Class B	1,677	98,531
Nordic Entertainment Group AB Class B	4,335	140,223
Nyfosa AB (a)	17,984	155,613
Pandox AB	3,623	82,050
Paradox Interactive AB (b)	5,166	82,779
PowerCell Sweden AB (a)	3,453	56,880
RaySearch Laboratories AB (a)	4,162	47,662
Recipharm AB Class B	6,077	96,728
Resurs Holding AB (d)	13,518	86,861
Saab AB Class B (b)	2,620	87,827
Sandvik AB	88,341	1,723,683
Scandi Standard AB	10,379	82,491
Scandic Hotels Group AB (d)	8,933	99,626
Securitas AB Class B	31,343	540,573
Skandinaviska Enskilda Banken AB Class A	128,334	1,207,520
Skanska AB Class B	29,676	671,122
SKF AB Class B	33,123	670,170
SkiStar AB	6,323	80,244
SSAB AB Class A	51,377	180,293
Stillfront Group AB (a)	2,830	111,101
Storytel AB (a)	6,381	97,613
Svenska Cellulosa AB SCA Class B	33,799	343,007
Svenska Handelsbanken AB Class A	120,442	1,298,209
Sweco AB Class B	3,898	150,406
Swedbank AB Class A	71,130	1,059,612
Swedish Match AB	13,734	708,337
Swedish Orphan Biovitrum AB (a)	14,226	234,794
Tele2 AB Class B	39,986	580,287
Telefonaktiebolaget LM Ericsson Class B	231,964	2,021,032
Telia Co. AB	222,979	958,750
Thule Group AB (d)	8,437	194,678
Tobii AB (a)(b)	20,023	80,340
Trelleborg AB Class B	8,591	154,685
Troax Group AB	7,112	91,777
Security Description	Shares	Value
Vitrolife AB	6,363	$ 134,247
Volvo AB Class B	116,411	1,951,158
Wihlborgs Fastigheter AB	6,292	115,945
Xvivo Perfusion AB (a)	4,152	75,402
		39,809,543
SWITZERLAND — 5.7%
ABB, Ltd.	142,095	3,429,297
Adecco Group AG	12,565	794,371
Alcon, Inc. (a)	32,498	1,839,098
Allreal Holding AG (a)	126	25,035
ALSO Holding AG (a)	495	83,527
Arbonia AG (a)	6,222	80,960
Aryzta AG (b)	102,583	114,623
Ascom Holding AG	3,750	40,739
Baloise Holding AG	4,239	766,071
Barry Callebaut AG	250	551,970
Basilea Pharmaceutica AG (a)(b)	1,356	65,619
Belimo Holding AG	46	346,300
BKW AG	999	73,660
Bobst Group SA (b)	1,422	82,749
Bossard Holding AG Class A	975	175,900
Burckhardt Compression Holding AG	438	119,864
Cembra Money Bank AG	1,377	150,733
Chocoladefabriken Lindt & Spruengli AG (c)	77	597,568
Chocoladefabriken Lindt & Spruengli AG (c)	9	794,651
Cie Financiere Richemont SA	40,518	3,182,526
Clariant AG	18,240	406,861
Coca-Cola HBC AG	15,960	542,318
Comet Holding AG	901	114,073
Conzzeta AG	127	151,610
Credit Suisse Group AG	201,370	2,725,207
Daetwyler Holding AG	462	88,931
DKSH Holding AG	1,446	78,695
dormakaba Holding AG (a)	228	163,050
Dufry AG	3,316	328,809
EMS-Chemie Holding AG	717	471,287
Flughafen Zurich AG	623	113,682
Forbo Holding AG	88	149,764
Galenica AG (d)	602	37,207
GAM Holding AG (a)	19,107	55,327
Geberit AG	2,907	1,630,694
Georg Fischer AG	190	192,874
Givaudan SA	713	2,231,737
Glencore PLC (a)	834,073	2,600,473
Gurit Holding AG	85	131,141
Helvetia Holding AG	1,677	236,912
Huber + Suhner AG	1,498	118,807
Idorsia, Ltd. (a)	7,258	224,407
Implenia AG	1,966	79,708
Inficon Holding AG	157	124,598
Interroll Holding AG	61	137,011
Intershop Holding AG	132	77,290
IWG PLC	45,322	261,476

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Julius Baer Group, Ltd.	18,344	$ 945,852
Kardex AG	794	133,652
Komax Holding AG (b)	565	137,931
Kuehne + Nagel International AG	4,556	767,841
LafargeHolcim, Ltd. (c)	34,706	1,924,627
LafargeHolcim, Ltd. (c)	3,311	181,927
Landis+Gyr Group AG (a)	1,625	168,986
LEM Holding SA	58	85,291
Logitech International SA	9,931	470,014
Lonza Group AG	5,715	2,084,513
Mediclinic International PLC (c)	19,928	108,661
Meyer Burger Technology AG (a)(b)	170,161	65,896
Mobilezone Holding AG (a)	8,564	96,045
Mobimo Holding AG	247	73,589
Nestle SA	227,414	24,607,259
Novartis AG	164,821	15,642,123
Orior AG (a)	1,109	102,500
Pargesa Holding SA	4,579	380,421
Partners Group Holding AG (b)	1,523	1,395,684
PSP Swiss Property AG	2,141	295,387
Rieter Holding AG	687	97,976
Roche Holding AG	53,871	17,468,368
Schindler Holding AG (c)	3,293	837,235
Schindler Holding AG (c)	1,468	359,591
Schweiter Technologies AG	124	156,993
SGS SA	416	1,138,861
SIG Combibloc Group AG (a)	11,956	190,881
Sika AG	9,876	1,854,650
Sonova Holding AG	4,360	997,305
STMicroelectronics NV	53,441	1,437,900
Straumann Holding AG	852	836,207
Sunrise Communications Group AG (d)	1,152	90,473
Swatch Group AG (c)	1,998	557,092
Swatch Group AG (c)	6,411	338,641
Swiss Life Holding AG	2,788	1,398,679
Swiss Prime Site AG (a)	6,759	781,052
Swiss Re AG	22,870	2,567,222
Swisscom AG (b)	2,089	1,105,821
Tecan Group AG	1,108	311,226
Temenos AG	5,154	815,400
u-blox Holding AG	976	98,573
UBS Group AG (a)	303,003	3,825,282
Valiant Holding AG	1,670	169,699
Valora Holding AG (a)	403	112,366
VAT Group AG (d)	2,015	340,324
Vetropack Holding AG	43	134,992
Vifor Pharma AG	3,758	685,548
Zehnder Group AG	1,784	84,009
Zur Rose Group AG (a)(b)	1,188	131,271
Zurich Insurance Group AG	11,522	4,724,930
		120,105,976
TAIWAN — 3.3%
AcBel Polytech, Inc.	136,000	109,564
Security Description	Shares	Value
Accton Technology Corp.	40,000	$ 224,172
Acer, Inc.	311,000	185,187
A-DATA Technology Co., Ltd.	43,000	98,546
Advanced Ceramic X Corp.	8,000	93,939
Advantech Co., Ltd.	33,199	334,460
Airtac International Group	12,000	186,743
AmTRAN Technology Co., Ltd. (a)	189,000	67,146
Arcadyan Technology Corp.	25,487	80,006
ASE Technology Holding Co., Ltd.	266,325	739,175
Asia Cement Corp.	233,000	372,697
Asia Optical Co., Inc.	27,000	97,275
ASPEED Technology, Inc.	3,000	95,974
Asustek Computer, Inc.	56,000	432,465
AU Optronics Corp.	922,000	309,107
Brighton-Best International Taiwan, Inc.	68,000	63,515
Career Technology MFG. Co., Ltd.	60,000	71,555
Catcher Technology Co., Ltd.	50,000	378,624
Cathay Financial Holding Co., Ltd.	600,523	852,395
Chailease Holding Co., Ltd.	94,423	434,679
Chang Hwa Commercial Bank, Ltd.	470,817	356,525
Chang Wah Technology Co., Ltd.	62,000	71,251
Cheng Loong Corp.	121,000	77,903
Cheng Shin Rubber Industry Co., Ltd.	207,000	288,641
Cheng Uei Precision Industry Co., Ltd.	59,000	90,142
Chicony Electronics Co., Ltd.	62,491	185,532
China Airlines, Ltd.	434,000	131,169
China Development Financial Holding Corp.	1,476,000	479,083
China General Plastics Corp.	131,000	90,896
China Life Insurance Co., Ltd. (a)	268,557	229,344
China Man-Made Fiber Corp.	267,000	73,927
China Steel Corp.	1,066,000	849,898
Chin-Poon Industrial Co., Ltd.	91,000	96,989
Chipbond Technology Corp.	37,000	82,944
ChipMOS Techinologies, Inc.	67,000	76,550
Chroma ATE, Inc.	29,000	140,274
Chung Hwa Pulp Corp.	235,000	70,397
Chunghwa Precision Test Tech Co., Ltd.	3,000	103,079
Chunghwa Telecom Co., Ltd.	285,000	1,045,802
Cleanaway Co., Ltd.	14,000	72,856
Compal Electronics, Inc.	446,000	280,452
Compeq Manufacturing Co., Ltd.	80,000	120,359
CTBC Financial Holding Co., Ltd.	1,468,009	1,096,954
Delta Electronics, Inc.	148,630	751,157

See accompanying notes to financial statements.
111

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
E Ink Holdings, Inc.	75,000	$ 78,185
E.Sun Financial Holding Co., Ltd.	827,555	770,217
Eclat Textile Co., Ltd.	19,182	257,876
Egis Technology, Inc.	8,000	63,115
Elan Microelectronics Corp.	24,000	73,016
Elite Material Co., Ltd.	22,000	100,544
Elite Semiconductor Memory Technology, Inc.	103,000	133,659
eMemory Technology, Inc.	7,000	83,247
Epistar Corp.	86,000	92,808
Eva Airways Corp.	323,121	148,211
Evergreen Marine Corp. Taiwan, Ltd. (a)	369,683	152,920
Everlight Electronics Co., Ltd.	90,000	104,330
Far Eastern New Century Corp.	341,620	340,173
Far EasTone Telecommunications Co., Ltd.	131,000	315,078
Faraday Technology Corp.	37,000	69,490
Feng TAY Enterprise Co., Ltd.	38,800	252,394
Firich Enterprises Co., Ltd.	58,000	71,685
First Financial Holding Co., Ltd.	805,518	636,847
FLEXium Interconnect, Inc.	23,000	87,851
Formosa Chemicals & Fibre Corp.	274,000	799,780
Formosa Petrochemical Corp.	88,000	286,219
Formosa Plastics Corp.	343,000	1,141,922
Formosa Taffeta Co., Ltd.	76,000	86,706
Foxconn Technology Co., Ltd.	84,180	185,900
Foxsemicon Integrated Technology, Inc.	19,000	112,820
Fubon Financial Holding Co., Ltd.	517,000	800,240
General Interface Solution Holding, Ltd.	20,000	75,391
Genius Electronic Optical Co., Ltd.	5,396	105,663
Giant Manufacturing Co., Ltd.	37,000	262,902
Gigabyte Technology Co., Ltd.	43,000	71,291
Global Unichip Corp.	8,000	64,316
Globalwafers Co., Ltd.	23,000	293,475
Highwealth Construction Corp.	72,900	112,595
Hiwin Technologies Corp.	24,322	227,991
Holtek Semiconductor, Inc.	33,000	75,628
Hon Hai Precision Industry Co., Ltd.	949,320	2,875,480
Hotai Motor Co., Ltd.	23,000	524,035
Hua Nan Financial Holdings Co., Ltd.	800,618	587,570
Huaku Development Co., Ltd.	35,000	108,116
Hung Sheng Construction, Ltd.	97,600	84,163
IEI Integration Corp.	41,000	72,352
Innolux Corp.	942,000	261,763
International Games System Co., Ltd.	5,000	65,050
Inventec Corp.	291,000	221,815
ITEQ Corp.	15,000	63,799
Security Description	Shares	Value
King Yuan Electronics Co., Ltd.	73,000	$ 91,442
Kinpo Electronics	141,000	60,441
Kung Long Batteries Industrial Co., Ltd.	19,000	94,439
Land Mark Optoelectronics Corp.	8,000	82,463
Largan Precision Co., Ltd.	8,000	1,334,356
Lite-On Technology Corp.	225,419	371,099
Lotes Co., Ltd.	8,000	86,066
Macronix International	136,000	168,769
MediaTek, Inc.	115,000	1,701,388
Mega Financial Holding Co., Ltd.	849,601	867,258
Merida Industry Co., Ltd.	17,000	100,093
Merry Electronics Co., Ltd.	15,000	83,814
Micro-Star International Co., Ltd.	72,000	208,240
Namchow Holdings Co., Ltd.	43,000	73,013
Nan Ya Plastics Corp.	397,000	964,126
Nantex Industry Co., Ltd.	69,000	69,283
Nanya Technology Corp.	131,000	364,459
Nien Made Enterprise Co., Ltd.	17,000	157,087
Novatek Microelectronics Corp.	44,000	321,446
Pan-International Industrial Corp.	108,000	83,944
Parade Technologies, Ltd.	5,000	102,579
PChome Online, Inc. (a)	17,000	53,705
Pegatron Corp.	151,000	344,544
PharmaEssentia Corp. (a)	19,000	69,720
Phison Electronics Corp.	13,000	147,663
Pou Chen Corp.	235,000	307,302
Powertech Technology, Inc.	87,000	289,642
Poya International Co., Ltd.	5,000	70,304
President Chain Store Corp.	45,000	456,350
Primax Electronics, Ltd.	35,000	74,023
Quanta Computer, Inc.	204,000	437,575
Radiant Opto-Electronics Corp.	31,000	124,095
Radium Life Tech Co., Ltd.	184,000	71,508
Realtek Semiconductor Corp.	38,000	297,895
Ruentex Development Co., Ltd. (a)	77,361	116,647
Ruentex Industries, Ltd. (a)	47,400	116,219
SDI Corp.	35,000	75,775
Sercomm Corp.	27,000	69,984
Shanghai Commercial & Savings Bank, Ltd.	260,649	452,138
Shin Kong Financial Holding Co., Ltd.	1,164,959	402,219
Shin Zu Shing Co., Ltd.	18,000	77,459
Shining Building Business Co., Ltd. (a)	188,000	68,673
Sigurd Microelectronics Corp.	67,078	83,017
Simplo Technology Co., Ltd.	12,000	121,293
Sinbon Electronics Co., Ltd.	22,000	91,003
Sino-American Silicon Products, Inc.	36,000	119,372

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
SinoPac Financial Holdings Co., Ltd.	1,182,281	$ 512,715
Sitronix Technology Corp.	12,000	67,051
Soft-World International Corp.	32,000	88,815
Sporton International, Inc.	11,000	78,160
Standard Foods Corp.	51,417	119,379
Sunny Friend Environmental Technology Co., Ltd.	8,000	62,448
Supreme Electronics Co., Ltd.	122,000	122,704
Syncmold Enterprise Corp.	28,000	84,999
Synnex Technology International Corp.	128,550	160,811
Taigen Biopharmaceuticals Holdings, Ltd. (a)	126,000	77,339
TaiMed Biologics, Inc. (a)	15,000	49,588
Taishin Financial Holding Co., Ltd.	1,077,405	521,145
Taiwan Business Bank	679,269	285,512
Taiwan Cement Corp.	403,235	587,830
Taiwan Cogeneration Corp.	134,000	133,656
Taiwan Cooperative Financial Holding Co., Ltd.	781,731	541,112
Taiwan High Speed Rail Corp.	226,000	289,502
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	208,894
Taiwan Mobile Co., Ltd.	124,000	463,289
Taiwan Semiconductor Manufacturing Co., Ltd.	1,880,000	20,758,582
Taiwan Styrene Monomer	154,000	107,369
Taiwan Surface Mounting Technology Corp.	30,000	117,090
Taiwan TEA Corp.	161,000	88,349
Taiwan Union Technology Corp.	21,000	103,680
Tatung Co., Ltd. (a)	177,000	123,995
TCI Co., Ltd.	7,000	66,551
Test Research, Inc.	44,000	78,087
Thinking Electronic Industrial Co., Ltd.	26,000	84,391
Ton Yi Industrial Corp.	184,000	71,508
Tong Hsing Electronic Industries, Ltd.	18,000	93,972
Topco Scientific Co., Ltd.	22,000	77,426
Tripod Technology Corp.	24,000	100,477
TXC Corp.	39,000	61,537
Unimicron Technology Corp.	109,000	152,717
Uni-President Enterprises Corp.	380,880	942,766
Unitech Printed Circuit Board Corp.	61,000	68,474
United Integrated Services Co., Ltd.	13,000	84,999
United Microelectronics Corp.	861,000	472,477
United Renewable Energy Co., Ltd. (a)	273,450	69,874
USI Corp.	244,000	112,733
Vanguard International Semiconductor Corp.	105,000	277,763
Security Description	Shares	Value
Visual Photonics Epitaxy Co., Ltd.	20,000	$ 78,727
Voltronic Power Technology Corp.	4,000	95,406
Walsin Technology Corp.	28,000	223,238
Win Semiconductors Corp.	36,000	353,071
Winbond Electronics Corp.	274,000	178,694
Wistron Corp.	302,842	286,405
Wiwynn Corp.	6,000	127,097
WPG Holdings, Ltd.	160,480	209,319
Xxentria Technology Materials Corp.	32,000	70,241
Yageo Corp.	23,962	349,314
YC INOX Co., Ltd.	82,000	71,121
Yuanta Financial Holding Co., Ltd.	853,022	574,809
Zhen Ding Technology Holding, Ltd.	40,000	190,813
		68,789,927
THAILAND — 0.8%
Advanced Info Service PCL	106,700	758,740
AEON Thana Sinsap Thailand PCL	10,400	66,316
Airports of Thailand PCL	432,600	1,072,338
Amata Corp. PCL	98,300	65,963
Ananda Development PCL	700,900	61,306
AP Thailand PCL NVDR	15,474	3,849
Asia Aviation PCL NVDR (a)	705,600	52,766
Bangchak Corp. PCL	98,500	92,075
Bangkok Bank PCL NVDR	96	513
Bangkok Dusit Medical Services PCL Class F	729,500	633,209
Bangkok Expressway & Metro PCL	782,100	284,602
Bangkok Land PCL	1,469,600	65,253
Banpu PCL	243,400	96,698
BEC World PCL (a)	306,700	60,411
Berli Jucker PCL	104,700	146,806
BTS Group Holdings PCL	619,900	273,177
Bumrungrad Hospital PCL	31,200	153,116
Central Pattana PCL	150,100	311,938
Charoen Pokphand Foods PCL	359,700	330,234
Chularat Hospital PCL Class F	887,900	76,477
Com7 PCL Class F	84,500	74,757
CP ALL PCL	524,300	1,264,639
Eastern Polymer Group PCL	280,400	58,507
Electricity Generating PCL	11,900	130,308
Energy Absolute PCL	112,813	164,773
Erawan Group PCL	394,000	78,264
GFPT PCL	131,000	53,793
Global Green Chemicals PCL Class F	177,600	74,707
Global Power Synergy PCL NVDR	33,100	94,757
Gulf Energy Development PCL	40,600	225,000
Gunkul Engineering PCL	705,600	70,198

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Hana Microelectronics PCL	82,100	$ 94,561
Home Product Center PCL	417,200	222,850
Indorama Ventures PCL	175,900	205,533
Intouch Holdings PCL Class F	115,700	221,135
IRPC PCL	971,500	119,355
Italian-Thai Development PCL	1,133,500	56,384
Jasmine International PCL	363,100	60,610
Kasikornbank PCL	49,300	247,703
Kasikornbank PCL NVDR	52,500	264,658
Krung Thai Bank PCL	364,900	199,787
Land & Houses PCL	567,800	185,768
LPN Development PCL	532,800	77,909
Major Cineplex Group PCL NVDR	1,245	1,049
MBK PCL	114,100	80,755
Minor International PCL	236,350	284,058
Muangthai Capital PCL	60,500	128,761
Origin Property PCL Class F	286,100	66,860
Plan B Media PCL Class F	267,000	67,744
PTG Energy PCL	109,300	58,748
PTT Exploration & Production PCL	145,100	603,095
PTT Global Chemical PCL	213,000	405,325
PTT PCL	1,103,600	1,621,113
Quality Houses PCL	981,000	83,841
Ratchthani Leasing PCL	298,000	57,702
Robinson PCL	63,300	139,475
Sansiri PCL	1,966,900	71,574
Siam Cement PCL	67,165	878,978
Siam Commercial Bank PCL	191,100	778,340
Siamgas & Petrochemicals PCL (b)	242,200	78,432
Singha Estate PCL	705,600	61,246
Sino-Thai Engineering & Construction PCL	104,500	49,540
SPCG PCL NVDR	112,855	73,846
Srisawad Corp. PCL	84,900	194,154
Supalai PCL	161,300	96,391
Super Energy Corp. PCL	3,551,400	66,395
Thai Airways International PCL (a)	242,200	55,388
Thai Oil PCL	117,200	272,911
Thai Union Group PCL Class F	244,000	109,970
Thai Vegetable Oil PCL	83,600	76,752
Thonburi Healthcare Group PCL	111,000	99,128
Thoresen Thai Agencies PCL	422,000	62,552
TMB Bank PCL	2,510,814	140,823
Total Access Communication PCL	45,600	81,065
True Corp. PCL (b)	1,001,312	153,772
U City PCL Class F (a)	1,076,200	61,438
Unique Engineering & Construction PCL	228,000	54,804
Univentures PCL	358,100	77,110
Vinythai PCL	85,300	71,905
Security Description	Shares	Value
WHA Corp. PCL	459,200	$ 59,482
		16,176,265
TURKEY — 0.1%
Akbank T.A.S. (a)	237,316	323,413
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	89,279
Arcelik A/S (a)	21,397	74,931
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	155,472
BIM Birlesik Magazalar A/S	41,200	323,037
Eregli Demir ve Celik Fabrikalari TAS	122,270	185,737
Ford Otomotiv Sanayi A/S	6,094	72,553
Haci Omer Sabanci Holding A/S	140,790	225,699
KOC Holding A/S	71,562	244,352
TAV Havalimanlari Holding A/S	12,185	59,748
Tupras Turkiye Petrol Rafinerileri A/S	12,883	274,503
Turk Hava Yollari AO (a)	85,741	208,337
Turkcell Iletisim Hizmetleri A/S	100,945	234,085
Turkiye Garanti Bankasi A/S (a)	190,042	355,750
Turkiye Is Bankasi A/S Class C (a)	164,039	176,691
		3,003,587
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	489,381
Air Arabia PJSC (a)	303,107	132,857
Aldar Properties PJSC	307,385	180,758
Amanat Holdings PJSC	296,164	66,358
Borr Drilling, Ltd. (a)(b)	8,712	75,111
Dana Gas PJSC	290,758	75,912
Deyaar Development PJSC (a)	788,713	80,522
DP World PLC	14,508	190,055
Dubai Islamic Bank PJSC	117,687	176,539
Emaar Malls PJSC	267,179	133,111
Emaar Properties PJSC	256,763	281,009
Emirates Telecommunications Group Co. PJSC	116,409	518,479
Eshraq Properties Co. PJSC (a)	830,947	73,070
First Abu Dhabi Bank PJSC	196,038	809,097
National Central Cooling Co. PJSC	146,926	76,800
Network International Holdings PLC (a)(d)	19,295	163,846
NMC Health PLC (b)	7,420	173,690
RAK Properties PJSC (a)	457,854	54,222
Union Properties PJSC (a)	971,470	72,203
		3,823,020
UNITED KINGDOM — 9.7%
3i Group PLC	78,111	1,136,184
888 Holdings PLC	47,272	103,329
A.G. Barr PLC	16,160	124,166
AA PLC	120,393	92,744

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
AB Dynamics PLC	2,636	$ 73,333
Abcam PLC	16,250	291,048
Admiral Group PLC	16,286	498,164
Advanced Medical Solutions Group PLC	26,844	105,262
Aggreko PLC	11,794	130,086
Alfa Financial Software Holdings PLC (a)(d)	72,989	116,031
Alliance Pharma PLC	112,662	125,518
Amigo Holdings PLC (d)	81,271	71,489
Anglo Pacific Group PLC	29,575	75,225
Arrow Global Group PLC	8,238	27,960
Ascential PLC (d)	30,220	156,853
Ashmore Group PLC	13,480	92,503
Ashtead Group PLC	35,990	1,150,942
ASOS PLC (a)	5,014	224,045
Associated British Foods PLC	28,388	977,030
Assura PLC REIT	222,728	229,556
AstraZeneca PLC	100,543	10,132,099
Auto Trader Group PLC (d)	73,019	575,168
Avast PLC (d)	35,155	210,876
AVEVA Group PLC	2,456	151,487
Aviva PLC	311,327	1,726,847
B&M European Value Retail SA	53,044	287,826
Babcock International Group PLC	10,844	90,417
BAE Systems PLC	248,517	1,859,452
Balfour Beatty PLC	33,378	115,585
Bank of Georgia Group PLC	5,714	123,006
Barclays PLC	1,320,437	3,142,352
Barratt Developments PLC	78,731	778,696
BBA Aviation PLC (a)	96,589	405,878
Beazley PLC	25,648	188,913
Bellway PLC	7,243	365,288
Berkeley Group Holdings PLC	9,391	604,495
Biffa PLC (d)	23,119	83,918
Big Yellow Group PLC REIT	14,991	238,312
Blue Prism Group PLC (a)	6,473	97,156
Bodycote PLC	9,538	120,290
boohoo Group PLC (a)	61,003	240,744
Bovis Homes Group PLC	11,282	202,964
BP PLC	1,551,884	9,695,433
British American Tobacco PLC	175,797	7,525,750
British Land Co. PLC REIT	70,342	595,270
Britvic PLC	11,396	136,551
BT Group PLC	648,873	1,654,205
Bunzl PLC	26,997	738,533
Burberry Group PLC	32,429	947,275
Cairn Energy PLC	56,269	152,812
Capita PLC (a)	140,018	304,387
Capital & Counties Properties PLC	36,111	125,192
Card Factory PLC	45,059	88,284
Centrica PLC	458,608	542,534
Cineworld Group PLC (b)	58,020	168,405
Security Description	Shares	Value
Civitas Social Housing PLC REIT	94,438	$ 114,222
Clinigen Healthcare, Ltd. (a)	6,639	81,310
Close Brothers Group PLC	1,484	31,416
CNH Industrial NV	83,485	917,439
Coats Group PLC	90,858	89,792
Cobham PLC	146,732	319,275
Coca-Cola European Partners PLC (c)	9,300	473,184
Coca-Cola European Partners PLC (c)	11,838	593,316
Compass Group PLC	121,601	3,044,620
Computacenter PLC	4,544	106,729
ConvaTec Group PLC (d)	109,292	287,325
Countryside Properties PLC (d)	43,262	260,881
Craneware PLC	1,700	58,104
Cranswick PLC	3,482	156,373
Crest Nicholson Holdings PLC	28,002	160,179
Croda International PLC	10,490	711,508
Custodian Reit PLC	48,411	73,111
CVS Group PLC	6,658	100,991
Daily Mail & General Trust PLC Class A	6,851	75,239
Dart Group PLC	7,820	175,491
DCC PLC	7,646	662,845
De La Rue PLC	25,937	48,929
Dechra Pharmaceuticals PLC	7,491	287,788
Derwent London PLC REIT	6,269	333,025
Diageo PLC	180,476	7,651,938
Dialog Semiconductor PLC (a)	6,000	303,816
Dignity PLC	11,318	87,787
Diploma PLC	9,179	246,116
Direct Line Insurance Group PLC	115,936	479,957
Dixons Carphone PLC	75,099	143,461
Domino's Pizza Group PLC	38,448	163,091
Drax Group PLC	32,404	134,791
DS Smith PLC	101,297	515,571
Dunelm Group PLC	6,935	106,203
easyJet PLC	12,809	241,720
EI Group PLC (a)	25,370	95,382
Electrocomponents PLC	24,703	221,747
Elementis PLC	57,380	136,065
EMIS Group PLC	9,755	143,186
Empiric Student Property PLC REIT	78,997	102,035
EnQuest PLC (a)	305,590	87,200
Equiniti Group PLC (d)	29,179	79,784
Essentra PLC	20,843	120,222
Euromoney Institutional Investor PLC	8,298	143,126
Experian PLC	69,537	2,350,882
Fevertree Drinks PLC	9,051	250,957
Fiat Chrysler Automobiles NV	85,257	1,262,678
First Derivatives PLC	2,570	93,286
Firstgroup PLC (a)	94,834	157,542
FLEX LNG, Ltd. (b)	7,577	78,380

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Forterra PLC (d)	29,434	$ 135,110
Frasers Group PLC (a)	19,990	121,445
Frontier Developments PLC (a)	5,571	90,186
Funding Circle Holdings PLC (a)(d)	129,936	150,444
Future PLC	9,077	174,359
G4S PLC	130,844	377,872
Galliford Try PLC	9,905	112,781
Games Workshop Group PLC	2,919	236,077
GB Group PLC (b)	14,835	153,291
GCP Student Living PLC REIT	70,906	185,987
Genus PLC	4,421	186,010
GlaxoSmithKline PLC	382,904	9,024,019
Go-Ahead Group PLC	4,113	120,307
Gocompare.Com Group PLC	68,401	94,239
Grafton Group PLC	19,660	225,807
Grainger PLC	37,457	155,414
Great Portland Estates PLC REIT	14,956	170,392
Greggs PLC	7,202	219,249
Gulf Keystone Petroleum, Ltd.	25,819	72,683
GVC Holdings PLC	45,480	532,728
Halfords Group PLC	44,124	98,961
Halma PLC	29,869	837,280
Hammerson PLC REIT	65,689	268,636
Hansteen Holdings PLC REIT	61,415	94,703
Hargreaves Lansdown PLC	22,492	576,558
Hays PLC	80,561	193,809
Helical PLC	16,644	104,513
Hill & Smith Holdings PLC	6,431	125,492
Hiscox, Ltd.	16,105	303,812
HomeServe PLC	15,338	256,832
Hotel Chocolat Group PLC (b)	15,284	90,101
Howden Joinery Group PLC	41,841	372,815
HSBC Holdings PLC	1,544,050	12,107,204
Hunting PLC	13,720	75,865
Hurricane Energy PLC (a)(b)	148,745	66,012
Ibstock PLC (d)	26,496	110,567
IG Design Group PLC (b)	11,749	110,819
IG Group Holdings PLC	26,209	241,307
IMI PLC	8,960	139,945
Imperial Brands PLC	74,499	1,844,565
Inchcape PLC	21,709	203,039
Indivior PLC (a)	116,804	60,347
Informa PLC	97,723	1,109,460
InterContinental Hotels Group PLC	13,938	961,625
Intermediate Capital Group PLC	14,951	318,882
International Personal Finance PLC	52,617	112,224
Intertek Group PLC	12,362	958,357
Intu Properties PLC REIT (a)	136,789	61,612
iomart Group PLC (b)	15,727	77,608
IQE PLC (a)(b)	95,123	61,747
ITE Group PLC	92,034	124,361
ITV PLC	291,131	582,371
Security Description	Shares	Value
J D Wetherspoon PLC	3,719	$ 81,932
J Sainsbury PLC	144,005	438,582
JD Sports Fashion PLC	35,004	388,316
John Laing Group PLC (d)	15,956	80,323
John Menzies PLC	4,460	27,947
John Wood Group PLC	48,311	255,040
Johnson Matthey PLC	15,668	621,856
JPJ Group PLC (a)	8,539	79,976
Just Eat PLC (a)	49,502	547,444
Just Group PLC (a)	106,609	111,572
Kainos Group PLC	12,651	124,355
Keller Group PLC	10,427	103,599
Kingfisher PLC	168,908	485,561
Lancashire Holdings, Ltd.	9,903	100,623
Land Securities Group PLC REIT	54,568	715,661
Learning Technologies Group PLC	39,365	74,573
Legal & General Group PLC	463,762	1,861,538
Lloyds Banking Group PLC	5,363,693	4,440,973
London Stock Exchange Group PLC	24,236	2,488,266
LondonMetric Property PLC REIT	51,511	161,454
Lookers PLC	98,839	72,015
LXI REIT PLC	73,462	136,246
M&G PLC (a)	211,673	665,142
Man Group PLC	74,441	155,813
Marks & Spencer Group PLC	149,883	423,920
Marshalls PLC	11,929	135,905
Marston's PLC	55,445	93,429
McCarthy & Stone PLC (d)	54,789	108,147
Meggitt PLC	64,866	564,397
Melrose Industries PLC	377,318	1,200,145
Micro Focus International PLC ADR (b)	15,603	218,910
Micro Focus International PLC	27,764	391,270
Mitchells & Butlers PLC (a)	14,523	88,405
Mitie Group PLC	40,206	77,231
Mondi PLC	22,277	523,091
Mondi PLC	15,186	354,349
Moneysupermarket.com Group PLC	36,886	161,547
Morgan Advanced Materials PLC	31,654	132,930
Morgan Sindall Group PLC	4,942	106,060
National Express Group PLC	17,366	108,034
National Grid PLC	260,822	3,262,784
NCC Group PLC	31,770	94,907
NewRiver REIT PLC	51,107	135,747
Next PLC	10,087	937,799
Northern Drilling, Ltd. (a)	26,942	63,313
Northgate PLC	17,544	72,281
Numis Corp. PLC	24,944	98,803
Ocado Group PLC (a)	35,490	601,327
On the Beach Group PLC (d)	15,830	102,212
OneSavings Bank PLC	30,027	172,399

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Oxford Biomedica PLC (a)	16,489	$ 140,893
P2P Global Investments PLC	6,909	75,967
Pagegroup PLC	21,792	150,985
Paragon Banking Group PLC	23,278	166,214
Pearson PLC	63,737	537,855
Pennon Group PLC	19,455	264,173
Persimmon PLC	24,586	877,770
Petrofac, Ltd.	14,738	74,758
Pets at Home Group PLC	44,934	166,436
Phoenix Group Holdings PLC	26,401	261,961
Photo-Me International PLC	61,020	78,411
Picton Property Income, Ltd. REIT (a)	95,313	122,478
Playtech PLC	22,457	118,107
Polypipe Group PLC	19,986	142,973
Premier Oil PLC (a)(b)	77,550	100,885
Primary Health Properties PLC REIT	114,566	242,834
Provident Financial PLC	25,086	151,907
Prudential PLC	200,158	3,842,160
Purplebricks Group PLC (a)	52,714	89,805
QinetiQ Group PLC	18,666	88,476
Quilter PLC (d)	92,093	196,481
Rathbone Brothers PLC	2,570	72,518
RDI REIT PLC	50,651	87,901
Reckitt Benckiser Group PLC	54,275	4,406,803
Redde PLC	61,923	86,954
Redrow PLC	12,613	124,483
Regional REIT, Ltd. (d)	91,945	137,882
RELX PLC (c)	130,593	3,296,575
RELX PLC (c)	16,922	426,626
Renishaw PLC	2,251	112,362
Rentokil Initial PLC	145,143	871,021
Restaurant Group PLC	51,115	110,375
Restore PLC	14,057	102,421
Rightmove PLC	54,009	453,331
Rio Tinto PLC	86,554	5,163,251
Rio Tinto, Ltd.	28,773	2,030,689
Rolls-Royce Holdings PLC	133,825	1,211,209
Rotork PLC	25,478	113,069
Royal Bank of Scotland Group PLC	371,133	1,181,456
Royal Mail PLC	70,186	210,411
RPS Group PLC	45,184	102,117
RSA Insurance Group PLC	86,684	649,505
RWS Holdings PLC	12,158	98,087
Sabre Insurance Group PLC (d)	20,082	81,939
Safestore Holdings PLC REIT	14,866	158,732
Saga PLC	124,644	87,515
Sage Group PLC	88,805	881,157
Sanne Group PLC	12,797	114,771
Savills PLC	10,943	164,538
Scapa Group PLC (b)	28,695	92,753
Schroder Real Estate Investment Trust, Ltd.	105,428	77,235
Schroders PLC	12,534	553,592
Security Description	Shares	Value
Segro PLC REIT	86,987	$ 1,033,898
Senior PLC	31,367	71,846
Serco Group PLC (a)	87,519	187,708
Serica Energy PLC (a)	48,012	82,176
Severn Trent PLC	20,152	671,414
SIG PLC	71,606	116,678
Signature Aviation PLC	142,333	598,099
Smart Metering Systems PLC (b)	13,920	104,189
Smith & Nephew PLC	67,932	1,649,121
Smiths Group PLC	32,901	735,289
Softcat PLC	5,833	89,018
Sophos Group PLC (d)	35,301	260,949
Spectris PLC	6,740	259,471
Spirax-Sarco Engineering PLC	5,889	693,550
Spire Healthcare Group PLC (d)	49,079	92,325
Spirent Communications PLC	37,618	125,334
SSE PLC	80,128	1,526,962
SSP Group PLC	22,847	196,733
St James's Place PLC	45,874	707,685
St Modwen Properties PLC	17,643	116,162
Stagecoach Group PLC	45,711	96,889
Standard Chartered PLC	210,531	1,986,891
Standard Life Aberdeen PLC	194,372	844,839
Standard Life Investment Property Income Trust, Ltd. REIT	64,848	78,176
Stobart Group, Ltd.	4,513	6,445
Subsea 7 SA	16,394	195,800
Superdry PLC	20,715	138,172
Synthomer PLC	20,813	97,550
TalkTalk Telecom Group PLC	67,139	103,262
Tate & Lyle PLC	21,229	213,792
Taylor Wimpey PLC	256,462	657,073
Telecom Plus PLC	4,674	93,002
Tesco PLC	754,308	2,550,137
TORM PLC (a)	8,442	94,476
TP ICAP PLC	26,809	145,151
Trainline PLC (a)(d)	25,841	173,561
Travis Perkins PLC	16,011	339,794
Tritax Big Box REIT PLC	92,068	181,487
Tullow Oil PLC	111,829	94,813
UK Commercial Property REIT, Ltd.	128,022	150,602
Ultra Electronics Holdings PLC	5,270	147,588
Unilever NV	113,385	6,520,278
Unilever PLC	85,689	4,938,538
UNITE Group PLC REIT	11,698	195,261
United Utilities Group PLC	56,672	708,270
Urban & Civic PLC	24,078	110,046
Vectura Group PLC	109,978	135,058
Victoria PLC (a)	5,835	33,239
Victrex PLC	5,861	193,643
Virgin Money UK PLC	115,808	289,267
Vodafone Group PLC	2,047,018	3,979,821
Watkin Jones PLC	28,675	92,309

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Weir Group PLC	21,426	$ 428,458
WH Smith PLC	5,357	184,514
Whitbread PLC	10,760	690,764
William Hill PLC	67,820	169,312
Wm Morrison Supermarkets PLC	197,023	521,491
Workspace Group PLC REIT	11,884	187,031
WPP PLC	98,454	1,391,004
		204,045,079
UNITED STATES — 0.2%
Alacer Gold Corp. (a)	26,200	139,410
Bizlink Holding, Inc.	10,000	75,224
BRP, Inc.	2,900	132,303
Burford Capital, Ltd.	18,434	173,874
Carnival PLC	12,859	620,754
Constellium SE (a)	9,200	123,280
Cott Corp.	7,600	103,971
Diversified Gas & Oil PLC	66,708	94,116
Ferguson PLC	17,703	1,606,466
QIAGEN NV (a)	17,786	608,127
Reliance Worldwide Corp., Ltd. (b)	59,318	168,458
Sims Metal Management, Ltd. (b)	10,544	79,085
		3,925,068
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	53,200	540,308
TOTAL COMMON STOCKS (Cost $1,713,076,906)		2,011,671,198

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Lojas Americanas SA (expiring 1/8/20) (a)	715	1,671
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (f)	4,638	—
INDIA — 0.0% (e)
Piramal Enterprises, Ltd. (expiring 1/20/20) (a)	973	3,048
SPAIN — 0.0% (e)
Repsol SA, (expiring 1/21/20) (a)	149,734	71,096
TOTAL RIGHTS (Cost $70,709)		75,815
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 12/16/20) (a)	61,990	—
Security Description	Shares	Value
Minor International PCL (expiring 12/31/21) (a)	2,000	$ 215
Minor International PCL (expiring 9/30/21) (a)	9,818	1,055
TOTAL WARRANTS (Cost $0)		1,270
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	118,930,112	118,942,005
State Street Navigator Securities Lending Portfolio II (i) (j)	25,878,290	25,878,290
TOTAL SHORT-TERM INVESTMENTS (Cost $144,820,393)		144,820,295
TOTAL INVESTMENTS — 102.8% (Cost $1,857,968,008)		2,156,568,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(59,269,676)
NET ASSETS — 100.0%		$ 2,097,298,902
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,134, representing less than 0.05% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
S&P/TSX 60 Index Future (long)	39	03/19/2020	$ 6,085,089	$ 6,089,624	$ 4,535
Mini MSCI Emerging Markets (long)	311	03/20/2020	17,298,558	17,419,110	120,552
Mini MSCI EAFE (long)	596	03/20/2020	60,158,153	60,687,700	529,547
Total unrealized appreciation/depreciation on open futures contracts.					$654,634
During the period ended December 31, 2019, average notional value related to futures contracts was $89,120,441 or 4% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,995,377,692	$16,292,372	$1,134	$2,011,671,198
Rights	72,767	3,048	0(a)	75,815
Warrants	1,270	—	—	1,270
Short-Term Investments	144,820,295	—	—	144,820,295
TOTAL INVESTMENTS	$2,140,272,024	$16,295,420	$1,134	$2,156,568,578
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	654,634	—	—	654,634
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 654,634	$ —	$ —	$ 654,634
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,140,926,658	$16,295,420	$1,134	$2,157,223,212
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 348,498,995	$ 229,558,928	$2,036	$(98)	118,930,112	$118,942,005	$ 527,132
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,832,438	60,832,438	357,336,232	418,168,670	—	—	—	—	1,088,789
State Street Navigator Securities Lending Portfolio II	40,202,405	40,202,405	542,034,588	556,358,703	—	—	25,878,290	25,878,290	715,164
Total		$101,034,843	$1,247,869,815	$1,204,086,301	$2,036	$(98)		$144,820,295	$2,331,085
See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 97.1%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	4,660	$ 210,166
Aerojet Rocketdyne Holdings, Inc. (a)	10,279	469,339
AeroVironment, Inc. (a)	3,000	185,220
Astronics Corp. (a)	3,268	91,341
Axon Enterprise, Inc. (a)	8,192	600,310
BWX Technologies, Inc. (b)	13,526	839,694
Cubic Corp.	4,400	279,708
Curtiss-Wright Corp.	6,040	850,976
Ducommun, Inc. (a)	1,500	75,795
HEICO Corp.	5,482	625,770
HEICO Corp. Class A	10,797	966,656
Hexcel Corp.	12,017	880,966
Kratos Defense & Security Solutions, Inc. (a)	12,700	228,727
Maxar Technologies, Inc. (a)	8,400	131,628
Mercury Systems, Inc. (a)	7,700	532,147
Moog, Inc. Class A	4,554	388,593
National Presto Industries, Inc. (b)	665	58,779
Park Aerospace Corp.	2,600	42,302
Parsons Corp. (a)	2,720	112,282
Spirit AeroSystems Holdings, Inc. Class A	14,639	1,066,890
Teledyne Technologies, Inc. (a)	5,065	1,755,225
Triumph Group, Inc.	7,045	178,027
Vectrus, Inc. (a)	1,600	82,016
Wesco Aircraft Holdings, Inc. (a)	7,500	82,650
		10,735,207
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	8,200	192,372
Atlas Air Worldwide Holdings, Inc. (a)	3,282	90,485
Echo Global Logistics, Inc. (a)	3,736	77,335
Forward Air Corp.	4,000	279,800
Hub Group, Inc. Class A (a)	4,517	231,677
Radiant Logistics, Inc. (a)	5,553	30,930
XPO Logistics, Inc. (a) (b)	12,959	1,032,832
		1,935,431
AIRLINES — 0.3%
Allegiant Travel Co.	1,876	326,499
Copa Holdings SA Class A	4,446	480,524
Hawaiian Holdings, Inc. (b)	6,545	191,703
JetBlue Airways Corp. (a)	40,836	764,450
Mesa Air Group, Inc. (a)	3,300	29,502
SkyWest, Inc.	7,000	452,410
Spirit Airlines, Inc. (a)	9,690	390,604
		2,635,692
AUTO COMPONENTS — 0.8%
Adient PLC (a)	12,400	263,500
American Axle & Manufacturing Holdings, Inc. (a)	15,750	169,470
Security Description	Shares	Value
Cooper Tire & Rubber Co.	7,100	$ 204,125
Cooper-Standard Holdings, Inc. (a)	2,390	79,252
Dana, Inc.	20,347	370,315
Dorman Products, Inc. (a)	3,799	287,660
Fox Factory Holding Corp. (a)	5,300	368,721
Gentex Corp.	35,923	1,041,049
Gentherm, Inc. (a)	4,654	206,591
Goodyear Tire & Rubber Co.	33,000	513,315
LCI Industries	3,398	364,028
Lear Corp.	8,629	1,183,899
Modine Manufacturing Co. (a)	6,983	53,769
Motorcar Parts of America, Inc. (a) (b)	2,600	57,278
Standard Motor Products, Inc.	3,008	160,086
Stoneridge, Inc. (a)	3,782	110,888
Tenneco, Inc. Class A	7,168	93,901
Visteon Corp. (a)	3,937	340,905
		5,868,752
AUTOMOBILES — 1.2%
Tesla, Inc. (a)	20,167	8,436,461
Thor Industries, Inc. (b)	7,508	557,769
Winnebago Industries, Inc. (b)	4,400	233,112
		9,227,342
BANKS — 6.3%
1st Constitution Bancorp	1,200	26,556
1st Source Corp.	2,020	104,798
ACNB Corp.	920	34,794
Allegiance Bancshares, Inc. (a) (b)	2,700	101,520
Amalgamated Bank Class A	2,000	38,900
Amerant Bancorp, Inc. (a)	2,700	58,833
American National Bankshares, Inc.	1,500	59,355
Ameris Bancorp	8,644	367,716
Ames National Corp.	1,202	33,728
Arrow Financial Corp.	1,837	69,439
Associated Banc-Corp.	22,330	492,153
Atlantic Capital Bancshares, Inc. (a)	3,000	55,050
Atlantic Union Bankshares Corp.	11,319	425,028
Banc of California, Inc.	6,413	110,175
BancFirst Corp.	2,652	165,591
Bancorp, Inc. (a)	7,100	92,087
BancorpSouth Bank	13,955	438,327
Bank Firstl Corp. (b)	800	56,008
Bank of Commerce Holdings	2,429	28,104
Bank of Hawaii Corp. (b)	5,626	535,370
Bank of Marin Bancorp	1,844	83,072
Bank of NT Butterfield & Son, Ltd.	7,800	288,756
Bank of Princeton (b)	900	28,341
Bank OZK	17,257	526,425
Bank7 Corp.	500	9,480
BankFinancial Corp.	2,191	28,658
BankUnited, Inc.	13,327	487,235
Bankwell Financial Group, Inc.	900	25,956
Banner Corp.	5,000	282,950
Bar Harbor Bankshares	2,180	55,350
Baycom Corp. (a)	1,520	34,565

See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
BCB Bancorp, Inc.	2,000	$ 27,580
Berkshire Hills Bancorp, Inc.	6,316	207,670
BOK Financial Corp.	4,608	402,739
Boston Private Financial Holdings, Inc.	11,665	140,330
Bridge Bancorp, Inc.	2,300	77,119
Brookline Bancorp, Inc.	11,100	182,706
Bryn Mawr Bank Corp.	2,805	115,678
Business First Bancshares, Inc.	1,800	44,874
Byline Bancorp, Inc.	3,300	64,581
C&F Financial Corp.	500	27,665
Cadence BanCorp	17,700	320,901
Cambridge Bancorp	600	48,090
Camden National Corp.	2,102	96,818
Capital Bancorp, Inc. (a)	1,100	16,379
Capital City Bank Group, Inc.	1,900	57,950
Capstar Financial Holdings, Inc.	2,100	34,965
Carolina Financial Corp.	3,300	142,659
Carter Bank & Trust (a)	3,200	75,904
Cathay General Bancorp	10,854	412,995
CBTX, Inc.	2,490	77,489
CenterState Bank Corp.	17,029	425,384
Central Pacific Financial Corp.	3,954	116,959
Central Valley Community Bancorp	1,600	34,672
Century Bancorp, Inc. Class A	436	39,223
Chemung Financial Corp.	600	25,500
CIT Group, Inc.	13,459	614,134
Citizens & Northern Corp.	1,700	48,025
City Holding Co.	2,249	184,306
Civista Bancshares, Inc.	2,200	52,800
CNB Financial Corp.	2,000	65,360
Coastal Financial Corp. (a)	1,100	18,117
Codorus Valley Bancorp, Inc.	1,514	34,867
Colony Bankcorp, Inc.	1,200	19,800
Columbia Banking System, Inc.	10,158	413,278
Commerce Bancshares, Inc. (b)	14,380	976,947
Community Bank System, Inc.	7,139	506,441
Community Bankers Trust Corp.	2,999	26,631
Community Financial Corp.	800	28,456
Community Trust Bancorp, Inc.	2,203	102,748
ConnectOne Bancorp, Inc.	4,834	124,330
CrossFirst Bankshares, Inc. (a) (b)	1,000	14,420
Cullen/Frost Bankers, Inc. (b)	8,056	787,716
Customers Bancorp, Inc. (a)	4,000	95,240
CVB Financial Corp.	18,800	405,704
Dime Community Bancshares, Inc.	4,500	94,005
Eagle Bancorp, Inc.	4,600	223,698
East West Bancorp, Inc.	20,586	1,002,538
Enterprise Bancorp, Inc.	1,278	43,286
Enterprise Financial Services Corp.	3,400	163,914
Equity Bancshares, Inc. Class A (a)	2,100	64,827
Esquire Financial Holdings, Inc. (a)	1,000	26,070
Evans Bancorp, Inc.	700	28,070
Farmers & Merchants Bancorp, Inc. (b)	1,424	42,934
Farmers National Banc Corp.	3,566	58,197
Security Description	Shares	Value
FB Financial Corp.	2,400	$ 95,016
Fidelity D&D Bancorp, Inc. (b)	400	24,884
Financial Institutions, Inc.	2,180	69,978
First BanCorp	30,300	320,877
First Bancorp, Inc.	1,400	42,322
First BanCorp/Southern Pines	4,113	164,150
First Bancshares, Inc.	2,300	81,696
First Bank	2,300	25,415
First Busey Corp.	7,249	199,347
First Business Financial Services, Inc.	1,200	31,596
First Capital, Inc. (b)	500	36,500
First Choice Bancorp	1,420	38,283
First Citizens BancShares, Inc. Class A	990	526,888
First Commonwealth Financial Corp.	13,800	200,238
First Community Bankshares, Inc.	2,100	65,142
First Financial Bancorp	13,782	350,614
First Financial Bankshares, Inc. (b)	18,402	645,910
First Financial Corp.	1,800	82,296
First Financial Northwest, Inc.	1,165	17,405
First Foundation, Inc.	5,550	96,570
First Guaranty Bancshares, Inc.	803	17,481
First Hawaiian, Inc.	18,600	536,610
First Horizon National Corp.	43,655	722,927
First Internet Bancorp	1,500	35,565
First Interstate BancSystem, Inc. Class A	5,382	225,613
First Merchants Corp.	7,720	321,075
First Mid-Illinois Bancshares, Inc.	2,100	74,025
First Midwest Bancorp, Inc.	15,034	346,684
First Northwest Bancorp	1,202	21,792
First of Long Island Corp.	3,250	81,510
Flushing Financial Corp.	3,800	82,099
FNB Corp.	45,933	583,349
FNCB Bancorp, Inc.	2,700	22,815
Franklin Financial Network, Inc.	1,855	63,682
Franklin Financial Services Corp.	600	23,214
Fulton Financial Corp.	22,600	393,918
FVCBankcorp, Inc. (a)	1,700	29,699
German American Bancorp, Inc.	3,504	124,812
Glacier Bancorp, Inc.	12,300	565,677
Great Southern Bancorp, Inc.	1,568	99,286
Great Western Bancorp, Inc.	8,015	278,441
Guaranty Bancshares, Inc.	1,150	37,812
Hancock Whitney Corp.	12,286	539,110
Hanmi Financial Corp.	4,300	85,979
HarborOne Bancorp, Inc. (a)	3,729	40,982
Hawthorn Bancshares, Inc.	900	22,950
HBT Financial, Inc. (a) (b)	1,300	24,687
Heartland Financial USA, Inc.	4,900	243,726
Heritage Commerce Corp.	7,766	99,638
Heritage Financial Corp.	5,200	147,160
Hilltop Holdings, Inc.	9,900	246,807
Home BancShares, Inc.	21,914	430,829
HomeTrust Bancshares, Inc.	2,209	59,267

See accompanying notes to financial statements.
121

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Hope Bancorp, Inc.	17,021	$ 252,932
Horizon Bancorp, Inc.	5,240	99,560
Howard Bancorp, Inc. (a)	1,781	30,063
IBERIABANK Corp.	7,392	553,143
Independent Bank Corp.	3,018	68,358
Independent Bank Corp. (Massachusetts)	4,692	390,609
Independent Bank Group, Inc.	5,036	279,196
International Bancshares Corp.	7,890	339,822
Investar Holding Corp.	1,300	31,200
Investors Bancorp, Inc.	32,114	382,638
Lakeland Bancorp, Inc.	6,900	119,922
Lakeland Financial Corp.	3,428	167,732
LCNB Corp.	1,700	32,810
Level One Bancorp, Inc.	700	17,612
Live Oak Bancshares, Inc. (b)	3,690	70,147
Macatawa Bank Corp.	3,666	40,803
Mackinac Financial Corp.	1,400	24,444
MainStreet Bancshares, Inc. (a)	1,100	25,300
Malvern Bancorp, Inc. (a)	1,100	25,399
Mercantile Bank Corp.	2,300	83,881
Metrocity Bankshares, Inc. (b)	2,200	38,522
Metropolitan Bank Holding Corp. (a)	1,000	48,230
Mid Penn Bancorp, Inc.	1,100	31,680
Midland States Bancorp, Inc.	3,102	89,834
MidWestOne Financial Group, Inc.	1,651	59,816
MutualFirst Financial, Inc.	836	33,164
MVB Financial Corp.	1,330	33,144
National Bank Holdings Corp. Class A	4,200	147,924
National Bankshares, Inc.	937	42,099
NBT Bancorp, Inc.	6,000	243,360
Nicolet Bankshares, Inc. (a)	1,300	96,005
Northeast Bank (a)	1,200	26,388
Northrim BanCorp, Inc.	900	34,470
Norwood Financial Corp.	850	33,065
Oak Valley Bancorp	1,100	21,406
OFG Bancorp	7,100	167,631
Ohio Valley Banc Corp.	600	23,772
Old National Bancorp	23,861	436,418
Old Second Bancorp, Inc.	4,100	55,227
Opus Bank	3,100	80,197
Origin Bancorp, Inc. (b)	2,700	102,168
Orrstown Financial Services, Inc.	1,400	31,668
Pacific Mercantile Bancorp (a)	3,100	25,172
Pacific Premier Bancorp, Inc.	8,251	269,024
PacWest Bancorp	16,734	640,410
Park National Corp.	1,899	194,420
Parke Bancorp, Inc.	1,420	36,054
PCB Bancorp	1,930	33,350
Peapack Gladstone Financial Corp.	2,600	80,340
Penns Woods Bancorp, Inc.	970	34,493
Peoples Bancorp of North Carolina, Inc.	730	23,981
Peoples Bancorp, Inc.	2,500	86,650
Peoples Financial Services Corp.	939	47,279
Security Description	Shares	Value
People's Utah Bancorp	2,241	$ 67,499
Pinnacle Financial Partners, Inc.	10,639	680,896
Popular, Inc.	13,510	793,712
Preferred Bank	1,930	115,974
Premier Financial Bancorp, Inc.	1,812	32,870
Prosperity Bancshares, Inc.	12,940	930,257
QCR Holdings, Inc.	2,120	92,983
RBB Bancorp	2,300	48,691
Red River Bancshares, Inc. (a) (b)	700	39,242
Reliant Bancorp, Inc. (b)	1,400	31,136
Renasant Corp.	7,861	278,437
Republic Bancorp, Inc. Class A	1,400	65,520
Republic First Bancorp, Inc. (a)	7,000	29,260
Richmond Mutual Bancorporation, Inc. (a) (b)	1,900	30,324
S&T Bancorp, Inc.	5,363	216,075
Sandy Spring Bancorp, Inc.	4,997	189,286
SB One Bancorp	1,300	32,396
Seacoast Banking Corp. of Florida (a)	7,100	217,047
Select Bancorp, Inc. (a)	2,551	31,377
ServisFirst Bancshares, Inc.	6,700	252,456
Shore Bancshares, Inc.	1,755	30,467
Sierra Bancorp	2,000	58,240
Signature Bank	7,474	1,021,023
Silvergate Capital Corp. Class A (a) (b)	600	9,546
Simmons First National Corp. Class A	13,486	361,290
SmartFinancial, Inc.	1,802	42,617
South Plains Financial, Inc.	1,400	29,218
South State Corp.	4,745	411,629
Southern First Bancshares, Inc. (a)	1,000	42,490
Southern National Bancorp of Virginia, Inc.	2,825	46,189
Southside Bancshares, Inc.	4,504	167,279
Spirit of Texas Bancshares, Inc. (a)	1,900	43,700
Sterling Bancorp	28,305	596,669
Stock Yards Bancorp, Inc.	2,900	119,074
Summit Financial Group, Inc.	1,500	40,635
Synovus Financial Corp.	19,839	777,689
TCF Financial Corp.	21,463	1,004,468
Texas Capital Bancshares, Inc. (a)	7,148	405,792
Tompkins Financial Corp.	1,993	182,360
Towne Bank	9,390	261,230
TriCo Bancshares	3,762	153,527
TriState Capital Holdings, Inc. (a)	3,400	88,808
Triumph Bancorp, Inc. (a)	3,321	126,264
Trustmark Corp.	9,077	313,247
UMB Financial Corp.	6,289	431,677
Umpqua Holdings Corp.	31,287	553,780
Union Bankshares, Inc.	600	21,756
United Bankshares, Inc.	13,800	533,508
United Community Banks, Inc.	11,161	344,652
United Security Bancshares	2,100	22,533
Unity Bancorp, Inc.	1,200	27,084

See accompanying notes to financial statements.
122

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Univest Financial Corp.	4,040	$ 108,191
Valley National Bancorp	54,642	625,651
Veritex Holdings, Inc.	7,086	206,415
Washington Trust Bancorp, Inc.	2,123	114,196
Webster Financial Corp.	12,957	691,386
WesBanco, Inc.	9,102	343,965
West Bancorp, Inc.	2,300	58,949
Westamerica Bancorporation	3,685	249,732
Western Alliance Bancorp	13,518	770,526
Wintrust Financial Corp.	7,928	562,095
		46,930,274
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	1,159	437,928
Celsius Holdings, Inc. (a) (b)	4,100	19,803
Coca-Cola Consolidated, Inc.	643	182,644
Craft Brew Alliance, Inc. (a)	1,600	26,400
Keurig Dr. Pepper, Inc. (b)	29,000	839,550
MGP Ingredients, Inc. (b)	1,800	87,210
National Beverage Corp. (a) (b)	1,670	85,203
New Age Beverages Corp. (a) (b)	11,300	20,566
Primo Water Corp. (a) (b)	4,900	55,003
		1,754,307
BIOTECHNOLOGY — 5.3%
89bio, Inc. (a) (b)	500	13,145
Abeona Therapeutics, Inc. (a) (b)	5,786	18,920
ACADIA Pharmaceuticals, Inc. (a) (b)	15,909	680,587
Acceleron Pharma, Inc. (a) (b)	6,400	339,328
Achillion Pharmaceuticals, Inc. (a)	19,264	116,162
Acorda Therapeutics, Inc. (a) (b)	7,000	14,280
Adamas Pharmaceuticals, Inc. (a)	3,300	12,507
ADMA Biologics, Inc. (a)	7,100	28,400
Aduro Biotech, Inc. (a)	10,454	12,336
Adverum Biotechnologies, Inc. (a) (b)	7,600	87,552
Aeglea BioTherapeutics, Inc. (a)	3,700	28,268
Affimed NV (a)	10,400	28,496
Agenus, Inc. (a) (b)	15,100	61,457
AgeX Therapeutics, Inc. (a) (b)	3,010	5,478
Agios Pharmaceuticals, Inc. (a) (b)	8,504	406,066
Aimmune Therapeutics, Inc. (a) (b)	6,300	210,861
Akcea Therapeutics, Inc. (a) (b)	2,000	33,880
Akebia Therapeutics, Inc. (a) (b)	16,617	105,019
Akero Therapeutics, Inc. (a)	700	15,537
Albireo Pharma, Inc. (a)	1,500	38,130
Aldeyra Therapeutics, Inc. (a)	3,740	21,729
Alector, Inc. (a) (b)	4,299	74,072
Alkermes PLC (a)	22,162	452,105
Allakos, Inc. (a) (b)	2,700	257,472
Allogene Therapeutics, Inc. (a) (b)	5,500	142,890
Alnylam Pharmaceuticals, Inc. (a)	15,069	1,735,497
AMAG Pharmaceuticals, Inc. (a) (b)	4,699	57,187
Amicus Therapeutics, Inc. (a)	36,041	351,039
AnaptysBio, Inc. (a)	3,514	57,102
Anavex Life Sciences Corp. (a) (b)	6,700	17,353
Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	1,847	$ 95,767
Apellis Pharmaceuticals, Inc. (a)	6,900	211,278
Applied Therapeutics, Inc. (a) (b)	941	25,670
Aprea Therapeutics, Inc. (a) (b)	900	41,301
Arcus Biosciences, Inc. (a)	4,600	46,460
Ardelyx, Inc. (a)	6,700	50,283
Arena Pharmaceuticals, Inc. (a)	7,130	323,845
ArQule, Inc. (a)	15,800	315,368
Arrowhead Pharmaceuticals, Inc. (a) (b)	13,200	837,276
Assembly Biosciences, Inc. (a)	3,200	65,472
Atara Biotherapeutics, Inc. (a) (b)	7,300	120,231
Athenex, Inc. (a) (b)	9,598	146,561
Athersys, Inc. (a) (b)	18,881	23,224
Atreca, Inc. Class A (a) (b)	900	13,923
Audentes Therapeutics, Inc. (a)	6,300	376,992
Avid Bioservices, Inc. (a) (b)	7,868	60,348
Avrobio, Inc. (a) (b)	2,898	58,337
Axcella Health, Inc. (a) (b)	300	1,203
Baudax Bio, Inc. (a) (b)	1,360	9,411
Beyondspring, Inc. (a)	1,800	27,900
BioCryst Pharmaceuticals, Inc. (a)	20,845	71,915
Biohaven Pharmaceutical Holding Co., Ltd. (a)	5,500	299,420
BioMarin Pharmaceutical, Inc. (a)	25,380	2,145,879
BioSpecifics Technologies Corp. (a)	826	47,032
Bioxcel Therapeutics, Inc. (a)	995	14,537
Bluebird Bio, Inc. (a) (b)	7,821	686,293
Blueprint Medicines Corp. (a)	6,842	548,113
Bridgebio Pharma, Inc. (a)	3,200	112,160
Cabaletta Bio, Inc. (a) (b)	1,200	16,764
Calithera Biosciences, Inc. (a)	6,700	38,257
Calyxt, Inc. (a) (b)	1,300	9,113
CareDx, Inc. (a)	5,800	125,106
CASI Pharmaceuticals, Inc. (a) (b)	7,500	23,175
Castle Biosciences, Inc. (a)	600	20,622
Catalyst Pharmaceuticals, Inc. (a)	13,647	51,176
Celcuity, Inc. (a)	1,015	10,800
Cellular Biomedicine Group, Inc. (a) (b)	1,700	27,608
CEL-SCI Corp. (a) (b)	3,795	34,724
Checkpoint Therapeutics, Inc. (a) (b)	3,775	6,493
ChemoCentryx, Inc. (a)	5,700	225,435
Chimerix, Inc. (a)	8,597	17,452
Clovis Oncology, Inc. (a) (b)	7,080	73,809
Coherus Biosciences, Inc. (a) (b)	8,800	158,444
Concert Pharmaceuticals, Inc. (a)	2,998	27,657
Constellation Pharmaceuticals, Inc. (a) (b)	2,200	103,642
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,396	45,842
Cortexyme, Inc. (a) (b)	1,600	89,824
Crinetics Pharmaceuticals, Inc. (a) (b)	1,600	40,144
Cue Biopharma, Inc. (a)	2,785	44,212
Cyclerion Therapeutics, Inc. (a)	3,340	9,085
Cytokinetics, Inc. (a) (b)	7,896	83,777

See accompanying notes to financial statements.
123

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
CytomX Therapeutics, Inc. (a)	6,375	$ 52,976
Deciphera Pharmaceuticals, Inc. (a)	2,800	174,272
Denali Therapeutics, Inc. (a) (b)	6,800	118,456
Dicerna Pharmaceuticals, Inc. (a)	7,300	160,819
Dynavax Technologies Corp. (a) (b)	11,738	67,141
Eagle Pharmaceuticals, Inc. (a) (b)	1,305	78,404
Editas Medicine, Inc. (a) (b)	7,300	216,153
Eidos Therapeutics, Inc. (a) (b)	1,540	88,381
Eiger BioPharmaceuticals, Inc. (a)	3,275	48,797
Emergent BioSolutions, Inc. (a)	6,400	345,280
Enanta Pharmaceuticals, Inc. (a)	2,400	148,272
Enochian Biosciences, Inc. (a) (b)	2,510	12,600
Epizyme, Inc. (a) (b)	10,938	269,075
Esperion Therapeutics, Inc. (a) (b)	3,600	214,668
Evelo Biosciences, Inc. (a) (b)	2,135	8,668
Exact Sciences Corp. (a) (b)	19,803	1,831,381
Exelixis, Inc. (a)	42,385	746,824
Fate Therapeutics, Inc. (a) (b)	8,560	167,519
FibroGen, Inc. (a)	11,108	476,422
Five Prime Therapeutics, Inc. (a)	4,947	22,707
Flexion Therapeutics, Inc. (a) (b)	4,800	99,360
Forty Seven, Inc. (a) (b)	3,161	124,449
Frequency Therapeutics, Inc. (a) (b)	1,000	17,530
G1 Therapeutics, Inc. (a) (b)	4,785	126,468
Galectin Therapeutics, Inc. (a) (b)	7,145	20,435
Geron Corp. (a) (b)	26,083	35,473
Global Blood Therapeutics, Inc. (a) (b)	8,138	646,890
GlycoMimetics, Inc. (a)	4,791	25,344
Gossamer Bio, Inc. (a) (b)	6,000	93,780
Gritstone Oncology, Inc. (a) (b)	3,500	31,395
Halozyme Therapeutics, Inc. (a)	20,152	357,295
Harpoon Therapeutics, Inc. (a) (b)	1,190	17,600
Heron Therapeutics, Inc. (a) (b)	11,826	277,911
Homology Medicines, Inc. (a) (b)	3,500	72,450
Hookipa Pharma, Inc. (a) (b)	1,385	16,939
IGM Biosciences, Inc. (a) (b)	700	26,712
ImmunoGen, Inc. (a) (b)	20,500	104,652
Immunomedics, Inc. (a) (b)	24,672	522,060
Inovio Pharmaceuticals, Inc. (a) (b)	13,111	43,266
Insmed, Inc. (a) (b)	12,533	299,288
Intellia Therapeutics, Inc. (a) (b)	5,500	80,685
Intercept Pharmaceuticals, Inc. (a) (b)	3,517	435,827
Intrexon Corp. (a) (b)	10,241	56,121
Invitae Corp. (a) (b)	12,200	196,786
Ionis Pharmaceuticals, Inc. (a)	18,173	1,097,831
Iovance Biotherapeutics, Inc. (a)	16,500	456,720
Ironwood Pharmaceuticals, Inc. (a) (b)	21,700	288,827
Jounce Therapeutics, Inc. (a) (b)	2,300	20,079
Kadmon Holdings, Inc. (a)	22,100	100,113
KalVista Pharmaceuticals, Inc. (a) (b)	1,800	32,058
Karuna Therapeutics, Inc. (a) (b)	600	45,204
Security Description	Shares	Value
Karyopharm Therapeutics, Inc. (a) (b)	8,400	$ 161,028
Kezar Life Sciences, Inc. (a)	2,030	8,140
Kindred Biosciences, Inc. (a)	5,200	44,096
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,125	23,502
Kodiak Sciences, Inc. (a) (b)	3,300	237,435
Krystal Biotech, Inc. (a) (b)	1,500	83,070
Kura Oncology, Inc. (a)	4,800	66,000
La Jolla Pharmaceutical Co. (a) (b)	3,645	14,325
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	27,062
Ligand Pharmaceuticals, Inc. (a) (b)	2,379	248,106
Lineage Cell Therapeutics, Inc. (a) (b)	19,322	17,197
LogicBio Therapeutics, Inc. (a) (b)	1,475	10,620
MacroGenics, Inc. (a)	6,734	73,266
Madrigal Pharmaceuticals, Inc. (a) (b)	1,100	100,221
Magenta Therapeutics, Inc. (a)	2,700	40,932
MannKind Corp. (a) (b)	26,400	34,056
Marker Therapeutics, Inc. (a) (b)	4,870	14,026
Medicines Co. (a) (b)	13,759	1,168,689
MediciNova, Inc. (a) (b)	5,900	39,766
MEI Pharma, Inc. (a)	9,914	24,587
MeiraGTx Holdings PLC (a)	2,400	48,048
Mersana Therapeutics, Inc. (a)	5,600	32,088
Millendo Therapeutics, Inc. (a)	1,520	10,245
Minerva Neurosciences, Inc. (a)	4,580	32,564
Mirati Therapeutics, Inc. (a) (b)	3,800	489,668
Mirum Pharmaceuticals, Inc. (a) (b)	497	12,186
Moderna, Inc. (a) (b)	29,300	573,108
Molecular Templates, Inc. (a)	2,700	37,759
Momenta Pharmaceuticals, Inc. (a)	13,887	273,991
Morphic Holding, Inc. (a) (b)	700	12,012
Mustang Bio, Inc. (a) (b)	4,805	19,604
Myriad Genetics, Inc. (a)	10,051	273,689
Natera, Inc. (a)	8,800	296,472
Neon Therapeutics, Inc. (a) (b)	2,300	2,714
Neurocrine Biosciences, Inc. (a)	12,871	1,383,504
NextCure, Inc. (a)	2,000	112,660
Novavax, Inc. (a) (b)	4,272	17,003
Oncocyte Corp. (a) (b)	3,885	8,741
OPKO Health, Inc. (a) (b)	54,380	79,939
Organogenesis Holdings, Inc. (a)	1,898	9,129
Oyster Point Pharma, Inc. (a) (b)	800	19,552
Palatin Technologies, Inc. (a) (b)	32,200	25,187
PDL BioPharma, Inc. (a)	15,855	51,449
Pfenex, Inc. (a)	4,197	46,083
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	15,251
Pieris Pharmaceuticals, Inc. (a)	6,500	23,530
PolarityTE, Inc. (a) (b)	1,700	4,420
Portola Pharmaceuticals, Inc. (a) (b)	10,741	256,495
Precision BioSciences, Inc. (a) (b)	5,100	70,839
Prevail Therapeutics, Inc. (a) (b)	1,000	15,830
Principia Biopharma, Inc. (a)	2,600	142,428

See accompanying notes to financial statements.
124

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	12,300	$ 62,607
Protagonist Therapeutics, Inc. (a)	3,068	21,629
Prothena Corp. PLC (a)	5,700	90,231
PTC Therapeutics, Inc. (a)	8,500	408,255
Puma Biotechnology, Inc. (a) (b)	4,307	37,686
Ra Pharmaceuticals, Inc. (a)	4,900	229,957
Radius Health, Inc. (a) (b)	6,355	128,117
REGENXBIO, Inc. (a) (b)	4,700	192,559
Replimenu Group, Inc. (a)	1,800	25,830
Retrophin, Inc. (a)	5,798	82,332
Rhythm Pharmaceuticals, Inc. (a) (b)	4,100	94,136
Rigel Pharmaceuticals, Inc. (a) (b)	23,689	50,694
Rocket Pharmaceuticals, Inc. (a) (b)	4,200	95,592
Rubius Therapeutics, Inc. (a) (b)	4,900	46,550
Sage Therapeutics, Inc. (a) (b)	7,274	525,110
Sangamo Therapeutics, Inc. (a) (b)	16,209	135,669
Sarepta Therapeutics, Inc. (a) (b)	10,047	1,296,465
Savara, Inc. (a) (b)	4,845	21,706
Scholar Rock Holding Corp. (a) (b)	2,445	32,225
Seattle Genetics, Inc. (a)	16,337	1,866,666
Seres Therapeutics, Inc. (a) (b)	6,046	20,859
Solid Biosciences, Inc. (a) (b)	2,800	12,460
Sorrento Therapeutics, Inc. (a) (b)	17,600	59,488
Spectrum Pharmaceuticals, Inc. (a)	15,732	57,264
Spero Therapeutics, Inc. (a)	1,731	16,644
SpringWorks Therapeutics, Inc. (a) (b)	1,500	57,735
Stemline Therapeutics, Inc. (a) (b)	6,522	69,329
Stoke Therapeutics, Inc. (a) (b)	1,300	36,816
Sutro Biopharma, Inc. (a)	1,500	16,500
Syndax Pharmaceuticals, Inc. (a)	3,200	28,096
Synlogic, Inc. (a) (b)	2,585	6,669
Synthorx, Inc. (a)	1,300	90,857
Syros Pharmaceuticals, Inc. (a)	5,400	37,314
TCR2 Therapeutics, Inc. (a)	1,700	24,276
TG Therapeutics, Inc. (a) (b)	12,130	134,643
Tocagen, Inc. (a) (b)	3,800	2,026
Translate Bio, Inc. (a) (b)	4,900	39,886
Turning Point Therapeutics, Inc. (a) (b)	3,900	242,931
Twist Bioscience Corp. (a) (b)	3,140	65,940
Tyme Technologies, Inc. (a) (b)	8,300	11,620
Ultragenyx Pharmaceutical, Inc. (a)	7,754	331,173
United Therapeutics Corp. (a)	6,097	537,024
UNITY Biotechnology, Inc. (a) (b)	3,990	28,768
UroGen Pharma, Ltd. (a) (b)	2,600	86,762
Vanda Pharmaceuticals, Inc. (a)	7,375	121,024
VBI Vaccines, Inc. (a) (b)	21,606	29,816
Veracyte, Inc. (a) (b)	6,700	187,064
Vericel Corp. (a)	6,273	109,150
Viela Bio, Inc. (a)	800	21,720
Viking Therapeutics, Inc. (a) (b)	9,114	73,094
Vir Biotechnology, Inc. (a)	1,300	16,347
Voyager Therapeutics, Inc. (a) (b)	3,400	47,430
X4 Pharmaceuticals, Inc. (a) (b)	1,708	18,276
XBiotech, Inc. (a) (b)	2,700	50,395
Security Description	Shares	Value
Xencor, Inc. (a) (b)	6,685	$ 229,897
Y-mAbs Therapeutics, Inc. (a)	3,300	103,125
ZIOPHARM Oncology, Inc. (a) (b)	22,656	106,936
		39,906,260
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	5,800	286,578
Advanced Drainage Systems, Inc.	6,100	236,924
American Woodmark Corp. (a)	2,359	246,539
Apogee Enterprises, Inc.	3,709	120,543
Armstrong Flooring, Inc. (a)	3,127	13,352
Armstrong World Industries, Inc.	6,955	653,561
Builders FirstSource, Inc. (a)	16,100	409,101
Caesarstone, Ltd. (b)	3,227	48,631
Continental Building Products, Inc. (a)	4,900	178,507
Cornerstone Building Brands, Inc. (a)	6,528	55,553
CSW Industrials, Inc.	2,137	164,549
Gibraltar Industries, Inc. (a)	4,600	232,024
Griffon Corp.	5,100	103,683
Insteel Industries, Inc.	2,587	55,595
JELD-WEN Holding, Inc. (a)	9,500	222,395
Lennox International, Inc.	4,966	1,211,555
Masonite International Corp. (a)	3,493	252,230
Owens Corning	15,276	994,773
Patrick Industries, Inc.	3,200	167,776
PGT Innovations, Inc. (a)	7,957	118,639
Quanex Building Products Corp.	4,668	79,730
Resideo Technologies, Inc. (a)	17,400	207,582
Simpson Manufacturing Co., Inc.	6,300	505,449
Trex Co., Inc. (a)	8,298	745,824
Universal Forest Products, Inc.	8,409	401,109
		7,712,202
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	6,900	584,706
Ares Management Corp. Class A	10,100	360,469
Artisan Partners Asset Management, Inc. Class A	7,055	228,018
Assetmark Financial Holdings, Inc. (a) (b)	1,900	55,138
Associated Capital Group, Inc. Class A (b)	300	11,760
B. Riley Financial, Inc.	2,934	73,878
BGC Partners, Inc. Class A	41,700	247,698
Blucora, Inc. (a)	6,900	180,366
Brightsphere Investment Group, Inc. (a)	9,298	95,026
Cohen & Steers, Inc.	3,209	201,397
Cowen, Inc. Class A (a)	3,950	62,212
Diamond Hill Investment Group, Inc.	403	56,605
Donnelley Financial Solutions, Inc. (a)	4,412	46,194
Eaton Vance Corp.	15,620	729,298
Evercore, Inc. Class A	5,443	406,919
FactSet Research Systems, Inc. (b)	5,273	1,414,746

See accompanying notes to financial statements.
125

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Federated Investors, Inc. Class B	13,600	$ 443,224
Focus Financial Partners, Inc. Class A (a)	4,300	126,721
GAIN Capital Holdings, Inc. (b)	2,700	10,665
GAMCO Investors, Inc. Class A	882	17,190
Greenhill & Co., Inc.	2,117	36,158
Hamilton Lane, Inc. Class A	3,100	184,760
Houlihan Lokey, Inc.	5,900	288,333
Interactive Brokers Group, Inc. Class A (b)	10,606	494,452
INTL. FCStone, Inc. (a)	2,202	107,524
Janus Henderson Group PLC	22,300	545,235
Ladenburg Thalmann Financial Services, Inc.	16,800	58,464
Lazard, Ltd. Class A	14,402	575,504
Legg Mason, Inc.	12,200	438,102
LPL Financial Holdings, Inc.	11,429	1,054,325
Moelis & Co. Class A	6,700	213,864
Morningstar, Inc.	2,792	422,458
Oppenheimer Holdings, Inc. Class A	1,300	35,724
Piper Jaffray Cos.	1,900	151,886
PJT Partners, Inc. Class A	3,219	145,273
Pzena Investment Management, Inc. Class A	2,600	22,412
Safeguard Scientifics, Inc.	2,700	29,646
Sculptor Capital Management, Inc.	2,385	52,708
SEI Investments Co.	18,087	1,184,337
Siebert Financial Corp. (a)	1,020	8,823
Silvercrest Asset Management Group, Inc. Class A	1,504	18,920
Stifel Financial Corp.	9,354	567,320
TD Ameritrade Holding Corp.	37,884	1,882,835
Value Line, Inc.	100	2,891
Virtu Financial, Inc. Class A (b)	7,197	115,080
Virtus Investment Partners, Inc.	961	116,973
Waddell & Reed Financial, Inc. Class A (b)	9,839	164,508
Westwood Holdings Group, Inc.	1,105	32,730
WisdomTree Investments, Inc. (b)	18,799	90,987
		14,394,462
CHEMICALS — 1.8%
Advanced Emissions Solutions, Inc. (b)	2,300	24,150
AdvanSix, Inc. (a)	3,900	77,844
American Vanguard Corp.	4,052	78,892
Amyris, Inc. (a) (b)	8,400	25,956
Ashland Global Holdings, Inc.	8,531	652,877
Axalta Coating Systems, Ltd. (a)	29,302	890,781
Balchem Corp.	4,558	463,230
Cabot Corp.	7,998	380,065
Chase Corp.	1,048	124,167
Chemours Co. (b)	23,143	418,657
Element Solutions, Inc. (a)	31,200	364,416
Ferro Corp. (a)	11,509	170,678
Flotek Industries, Inc. (a)	9,610	19,220
FutureFuel Corp.	3,600	44,604
Security Description	Shares	Value
GCP Applied Technologies, Inc. (a)	7,597	$ 172,528
Hawkins, Inc.	1,400	64,134
HB Fuller Co. (b)	7,199	371,252
Huntsman Corp.	30,626	739,924
Ingevity Corp. (a)	5,938	518,862
Innophos Holdings, Inc.	2,800	89,544
Innospec, Inc.	3,417	353,454
Intrepid Potash, Inc. (a)	13,400	36,314
Koppers Holdings, Inc. (a)	2,630	100,519
Kraton Corp. (a)	4,385	111,028
Kronos Worldwide, Inc. (b)	3,200	42,880
Livent Corp. (a) (b)	20,700	176,985
LSB Industries, Inc. (a)	4,000	16,800
Marrone Bio Innovations, Inc. (a)	9,293	9,386
Minerals Technologies, Inc.	4,943	284,865
NewMarket Corp.	949	461,707
Olin Corp.	22,600	389,850
OMNOVA Solutions, Inc. (a)	6,150	62,177
Orion Engineered Carbons SA	8,500	164,050
PolyOne Corp.	10,833	398,546
PQ Group Holdings, Inc. (a)	5,350	91,913
Quaker Chemical Corp. (b)	1,892	311,272
Rayonier Advanced Materials, Inc.	7,700	29,568
RPM International, Inc.	18,085	1,388,205
Scotts Miracle-Gro Co.	5,633	598,112
Sensient Technologies Corp.	6,019	397,796
Stepan Co.	2,882	295,232
Trecora Resources (a)	2,970	21,236
Tredegar Corp.	3,707	82,851
Trinseo SA	5,574	207,409
Tronox Holdings PLC Class A (a)	12,869	146,964
Valhi, Inc.	4,300	8,041
Valvoline, Inc.	26,741	572,525
Westlake Chemical Corp.	4,996	350,469
WR Grace & Co.	8,076	564,109
		13,366,044
COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	9,400	354,474
ACCO Brands Corp.	13,616	127,446
ADT, Inc. (b)	15,700	124,501
Advanced Disposal Services, Inc. (a)	10,300	338,561
Brady Corp. Class A	6,700	383,642
BrightView Holdings, Inc. (a) (b)	4,400	74,228
Brink's Co.	7,014	636,029
Casella Waste Systems, Inc. Class A (a)	6,500	299,195
CECO Environmental Corp. (a)	4,343	33,267
Charah Solutions, Inc. (a) (b)	900	2,196
Cimpress PLC (a) (b)	2,762	347,377
Clean Harbors, Inc. (a)	7,324	628,033
CompX International, Inc.	200	2,918
Covanta Holding Corp.	16,600	246,344
Deluxe Corp.	5,976	298,322
Ennis, Inc.	3,597	77,875
Harsco Corp. (a)	10,991	252,903

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Healthcare Services Group, Inc. (b)	10,465	$ 254,509
Heritage-Crystal Clean, Inc. (a)	2,134	66,944
Herman Miller, Inc.	8,300	345,695
HNI Corp.	6,089	228,094
IAA, Inc. (a)	18,787	884,116
Interface, Inc.	8,162	135,408
KAR Auction Services, Inc. (b)	18,192	396,404
Kimball International, Inc. Class B	5,065	104,693
Knoll, Inc.	6,890	174,041
Matthews International Corp. Class A	4,331	165,314
McGrath RentCorp	3,400	260,236
Mobile Mini, Inc.	6,200	235,042
MSA Safety, Inc.	5,021	634,454
NL Industries, Inc. (a)	1,231	4,813
PICO Holdings, Inc. (a)	2,530	28,134
Pitney Bowes, Inc. (b)	24,164	97,381
Quad/Graphics, Inc. (b)	5,400	25,218
RR Donnelley & Sons Co. (b)	9,933	39,235
SP Plus Corp. (a)	3,200	135,776
Steelcase, Inc. Class A	12,300	251,658
Stericycle, Inc. (a) (b)	12,700	810,387
Team, Inc. (a) (b)	4,200	67,074
Tetra Tech, Inc.	7,686	662,226
UniFirst Corp.	2,108	425,774
US Ecology, Inc.	3,409	197,415
Viad Corp.	2,854	192,645
VSE Corp.	1,180	44,887
		11,094,884
COMMUNICATIONS EQUIPMENT — 0.8%
Acacia Communications, Inc. (a)	5,300	359,393
ADTRAN, Inc.	6,737	66,629
Applied Optoelectronics, Inc. (a) (b)	2,697	32,040
CalAmp Corp. (a)	4,700	45,026
Calix, Inc. (a)	6,600	52,800
Casa Systems, Inc. (a)	4,499	18,401
Ciena Corp. (a)	21,991	938,796
Clearfield, Inc. (a)	1,800	25,092
CommScope Holding Co., Inc. (a)	27,034	383,612
Comtech Telecommunications Corp.	3,298	117,046
DASAN Zhone Solutions, Inc. (a)	1,360	12,050
Digi International, Inc. (a)	3,870	68,576
EchoStar Corp. Class A (a)	6,938	300,485
Extreme Networks, Inc. (a)	16,900	124,553
Harmonic, Inc. (a)	12,400	96,720
Infinera Corp. (a) (b)	25,200	200,088
Inseego Corp. (a) (b)	6,304	46,208
InterDigital, Inc.	4,438	241,827
KVH Industries, Inc. (a)	2,532	28,181
Lumentum Holdings, Inc. (a)	10,882	862,943
NETGEAR, Inc. (a)	4,196	102,844
NetScout Systems, Inc. (a)	10,107	243,275
Plantronics, Inc. (b)	4,748	129,810
Ribbon Communications, Inc. (a)	9,500	29,450
TESSCO Technologies, Inc.	1,157	12,982
Ubiquiti, Inc. (b)	1,204	227,532
Security Description	Shares	Value
ViaSat, Inc. (a)	8,011	$ 586,365
Viavi Solutions, Inc. (a)	32,400	486,000
		5,838,724
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	22,104	953,346
Aegion Corp. (a)	4,300	96,191
Ameresco, Inc. Class A (a)	3,200	56,000
Arcosa, Inc.	6,889	306,905
Argan, Inc.	2,039	81,845
Comfort Systems USA, Inc.	5,143	256,379
Concrete Pumping Holdings, Inc. (a)	2,431	13,298
Construction Partners, Inc. Class A (a) (b)	2,498	42,141
Dycom Industries, Inc. (a)	4,252	200,482
EMCOR Group, Inc.	7,853	677,714
Fluor Corp.	19,800	373,824
Granite Construction, Inc. (b)	6,579	182,041
Great Lakes Dredge & Dock Corp. (a)	8,550	96,871
IES Holdings, Inc. (a)	1,300	33,358
MasTec, Inc. (a)	8,476	543,820
MYR Group, Inc. (a)	2,300	74,957
Northwest Pipe Co. (a)	1,300	43,303
NV5 Global, Inc. (a)	1,500	75,675
Primoris Services Corp.	6,267	139,378
Sterling Construction Co., Inc. (a)	3,700	52,096
Tutor Perini Corp. (a) (b)	5,600	72,016
Valmont Industries, Inc.	3,016	451,736
Willscot Corp. (a)	7,300	134,977
		4,958,353
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,964	540,696
Forterra, Inc. (a)	2,600	30,056
Summit Materials, Inc. Class A (a)	15,912	380,297
United States Lime & Minerals, Inc.	321	28,986
US Concrete, Inc. (a)	2,239	93,277
		1,073,312
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	53,975	1,649,476
Credit Acceptance Corp. (a) (b)	1,523	673,669
Curo Group Holdings Corp. (a) (b)	2,200	26,796
Elevate Credit, Inc. (a)	4,000	17,800
Encore Capital Group, Inc. (a) (b)	4,392	155,301
Enova International, Inc. (a)	4,600	110,676
EZCORP, Inc. Class A (a) (b)	7,200	49,104
FirstCash, Inc.	5,878	473,943
Green Dot Corp. Class A (a)	6,800	158,440
LendingClub Corp. (a)	9,506	119,966
Medallion Financial Corp. (a)	3,200	23,264
Navient Corp.	27,600	377,568
Nelnet, Inc. Class A	2,514	146,415
OneMain Holdings, Inc.	9,262	390,393
Oportun Financial Corp. (a) (b)	1,000	23,800
PRA Group, Inc. (a) (b)	6,314	229,198

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Regional Management Corp. (a)	1,200	$ 36,036
Santander Consumer USA Holdings, Inc.	14,516	339,239
SLM Corp.	59,800	532,818
World Acceptance Corp. (a) (b)	771	66,615
		5,600,517
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	9,056	1,047,055
Ardagh Group SA	2,600	50,908
Berry Global Group, Inc. (a)	18,663	886,306
Crown Holdings, Inc. (a)	18,465	1,339,451
Graphic Packaging Holding Co.	40,967	682,101
Greif, Inc. Class A	3,600	159,120
Greif, Inc. Class B	900	46,593
Myers Industries, Inc.	4,995	83,317
O-I Glass, Inc.	21,928	261,601
Silgan Holdings, Inc.	11,068	343,993
Sonoco Products Co.	14,095	869,943
UFP Technologies, Inc. (a)	1,000	49,610
		5,819,998
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	6,352	172,711
Funko, Inc. Class A (a) (b)	3,050	52,338
Greenlane Holdings, Inc. Class A (a) (b)	1,100	3,581
Pool Corp.	5,435	1,154,285
Weyco Group, Inc.	943	24,942
		1,407,857
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	7,600	265,772
American Public Education, Inc. (a)	2,100	57,519
Bright Horizons Family Solutions, Inc. (a)	8,194	1,231,476
Carriage Services, Inc.	2,296	58,778
Chegg, Inc. (a)	16,700	633,097
Collectors Universe, Inc.	1,315	30,311
frontdoor, Inc. (a)	12,006	569,324
Graham Holdings Co. Class B	634	405,120
Grand Canyon Education, Inc. (a)	6,769	648,402
Houghton Mifflin Harcourt Co. (a)	14,699	91,869
K12, Inc. (a)	5,500	111,925
Laureate Education, Inc. Class A (a)	16,700	294,087
OneSpaWorld Holdings, Ltd. (a) (b)	6,400	107,776
Perdoceo Education Corp. (a)	9,700	178,383
Regis Corp. (a)	3,306	59,078
Select Interior Concepts, Inc. Class A (a)	3,300	29,667
Service Corp. International	25,200	1,159,956
ServiceMaster Global Holdings, Inc. (a)	19,312	746,602
Strategic Education, Inc.	3,024	480,514
WW International, Inc. (a)	6,600	252,186
		7,411,842
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp. (b)	500	$ 11,425
AXA Equitable Holdings, Inc.	58,800	1,457,064
Banco Latinoamericano de Comercio Exterior SA Class E	4,400	94,072
Cannae Holdings, Inc. (a)	9,500	353,305
FGL Holdings (b)	20,600	219,390
GWG Holdings, Inc. (a) (b)	300	2,946
Jefferies Financial Group, Inc.	37,600	803,512
Marlin Business Services Corp.	1,400	30,772
On Deck Capital, Inc. (a)	8,900	36,846
Voya Financial, Inc.	19,041	1,161,120
		4,170,452
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a) (b)	1,470	63,519
ATN International, Inc.	1,609	89,122
Bandwidth, Inc. Class A (a) (b)	2,300	147,315
Cincinnati Bell, Inc. (a) (b)	6,951	72,777
Cogent Communications Holdings, Inc.	5,996	394,597
Consolidated Communications Holdings, Inc.	9,949	38,602
Frontier Communications Corp. (a) (b)	16,967	15,094
GCI Liberty, Inc. Class A (a)	13,896	984,532
IDT Corp. Class B (a)	2,900	20,909
Intelsat SA (a) (b)	9,447	66,412
Iridium Communications, Inc. (a)	14,019	345,428
Ooma, Inc. (a) (b)	2,800	37,044
ORBCOMM, Inc. (a)	10,311	43,409
Pareteum Corp. (a) (b)	17,700	7,740
Vonage Holdings Corp. (a)	31,900	236,379
Zayo Group Holdings, Inc. (a)	32,024	1,109,632
		3,672,511
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	7,322	594,327
Avangrid, Inc.	8,000	409,280
El Paso Electric Co.	5,763	391,250
Genie Energy, Ltd. Class B (b)	1,998	15,445
Hawaiian Electric Industries, Inc.	15,383	720,847
IDACORP, Inc.	7,099	758,173
MGE Energy, Inc.	4,962	391,105
OGE Energy Corp.	28,343	1,260,413
Otter Tail Corp.	5,576	285,993
PG&E Corp. (a) (b)	75,222	817,663
PNM Resources, Inc.	11,251	570,538
Portland General Electric Co.	12,621	704,126
Spark Energy, Inc. Class A (b)	2,096	19,346
		6,938,506
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	5,632	777,216
Allied Motion Technologies, Inc.	962	46,657
American Superconductor Corp. (a) (b)	3,300	25,905

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Atkore International Group, Inc. (a)	6,600	$ 267,036
AZZ, Inc.	3,640	167,258
Bloom Energy Corp. Class A (a) (b)	7,802	58,281
Encore Wire Corp.	2,854	163,820
Energous Corp. (a) (b)	4,960	8,779
EnerSys	6,041	452,048
Generac Holdings, Inc. (a)	8,649	870,003
GrafTech International, Ltd. (b)	8,650	100,513
Hubbell, Inc.	7,681	1,135,406
nVent Electric PLC	21,500	549,970
Plug Power, Inc. (a) (b)	34,501	109,023
Powell Industries, Inc.	1,300	63,687
Preformed Line Products Co.	500	30,175
Regal Beloit Corp.	5,794	496,024
Sensata Technologies Holding PLC (a)	22,128	1,192,035
Sunrun, Inc. (a) (b)	15,900	219,579
Thermon Group Holdings, Inc. (a)	4,625	123,950
TPI Composites, Inc. (a)	4,100	75,891
Vicor Corp. (a)	2,510	117,267
Vivint Solar, Inc. (a) (b)	6,273	45,542
		7,096,065
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Airgain, Inc. (a)	1,490	15,928
Akoustis Technologies, Inc. (a) (b)	3,600	28,800
Anixter International, Inc. (a)	4,286	394,741
Arlo Technologies, Inc. (a)	10,617	44,698
Arrow Electronics, Inc. (a)	11,410	966,883
Avnet, Inc.	14,197	602,521
AVX Corp.	6,600	135,102
Badger Meter, Inc.	4,076	264,655
Bel Fuse, Inc. Class B	1,400	28,700
Belden, Inc.	5,463	300,465
Benchmark Electronics, Inc.	5,180	177,985
Coda Octopus Group, Inc. (a) (b)	710	5,943
Cognex Corp.	23,301	1,305,788
Coherent, Inc. (a)	3,408	566,921
CTS Corp.	4,576	137,326
Daktronics, Inc.	5,145	31,333
Dolby Laboratories, Inc. Class A	8,879	610,875
ePlus, Inc. (a)	1,860	156,779
Fabrinet (a)	5,100	330,684
FARO Technologies, Inc. (a)	2,400	120,840
Fitbit, Inc. Class A (a)	31,709	208,328
II-VI, Inc. (a) (b)	12,597	424,141
Insight Enterprises, Inc. (a)	4,952	348,076
Iteris, Inc. (a)	5,700	28,443
Itron, Inc. (a)	4,799	402,876
Jabil, Inc.	21,167	874,832
KEMET Corp.	8,000	216,400
Kimball Electronics, Inc. (a)	3,444	60,442
Knowles Corp. (a)	11,468	242,548
Littelfuse, Inc.	3,331	637,220
Methode Electronics, Inc.	5,149	202,613
MTS Systems Corp.	2,543	122,140
Security Description	Shares	Value
Napco Security Technologies, Inc. (a)	1,678	$ 49,317
National Instruments Corp.	18,462	781,681
nLight, Inc. (a) (b)	4,700	95,316
Novanta, Inc. (a)	4,800	424,512
OSI Systems, Inc. (a)	2,397	241,474
PAR Technology Corp. (a)	1,600	49,184
PC Connection, Inc.	1,615	80,201
Plexus Corp. (a)	4,100	315,454
Rogers Corp. (a)	2,621	326,917
Sanmina Corp. (a)	9,710	332,470
ScanSource, Inc. (a)	3,609	133,353
SYNNEX Corp.	5,868	755,798
Tech Data Corp. (a)	4,982	715,415
Trimble, Inc. (a)	35,636	1,485,665
TTM Technologies, Inc. (a)	14,000	210,700
Vishay Intertechnology, Inc.	18,745	399,081
Vishay Precision Group, Inc. (a)	1,500	51,000
Wrap Technologies, Inc. (a) (b)	1,500	9,585
		16,452,149
ENERGY EQUIPMENT & SERVICES — 0.6%
Apergy Corp. (a)	11,000	371,580
Archrock, Inc.	18,200	182,728
Cactus, Inc. Class A	6,600	226,512
Covia Holdings Corp. (a) (b)	7,218	14,725
Diamond Offshore Drilling, Inc. (a) (b)	9,200	66,148
DMC Global, Inc. (b)	2,000	89,880
Dril-Quip, Inc. (a)	5,075	238,068
Era Group, Inc. (a)	2,799	28,466
Exterran Corp. (a)	4,100	32,103
Forum Energy Technologies, Inc. (a)	12,039	20,226
Frank's International NV (a)	15,000	77,550
FTS International, Inc. (a) (b)	5,100	5,304
Geospace Technologies Corp. (a)	2,100	35,217
Helix Energy Solutions Group, Inc. (a)	20,009	192,687
Independence Contract Drilling, Inc. (a)	6,400	6,380
KLX Energy Services Holdings, Inc. (a)	2,997	19,301
Liberty Oilfield Services, Inc. Class A (b)	7,500	83,400
Mammoth Energy Services, Inc. (b)	2,297	5,053
Matrix Service Co. (a)	3,800	86,944
McDermott International, Inc. (a) (b)	25,632	17,343
Nabors Industries, Ltd.	49,730	143,222
National Energy Services Reunited Corp. (a) (b)	3,700	33,744
Natural Gas Services Group, Inc. (a)	1,900	23,294
NCS Multistage Holdings, Inc. (a) (b)	1,470	3,087
Newpark Resources, Inc. (a)	12,500	78,375
NexTier Oilfield Solutions, Inc. (a)	22,459	150,475
Nine Energy Service, Inc. (a) (b)	2,465	19,276
Noble Corp. PLC (a) (b)	35,001	42,701
Oceaneering International, Inc. (a)	13,981	208,457

See accompanying notes to financial statements.
129

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Oil States International, Inc. (a)	8,466	$ 138,081
Pacific Drilling SA (a)	4,700	19,176
Parker Drilling Co. (a)	1,500	33,750
Patterson-UTI Energy, Inc.	27,100	284,550
ProPetro Holding Corp. (a)	11,299	127,114
RigNet, Inc. (a)	2,472	16,315
RPC, Inc. (b)	8,210	43,020
SEACOR Holdings, Inc. (a)	2,468	106,494
SEACOR Marine Holdings, Inc. (a)	2,799	38,598
Seadrill, Ltd. (a) (b)	8,253	20,963
Select Energy Services, Inc. Class A (a)	8,400	77,952
Smart Sand, Inc. (a) (b)	3,829	9,649
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,400	61,600
TETRA Technologies, Inc. (a)	17,090	33,496
Tidewater, Inc. (a)	5,525	106,522
Transocean, Ltd. (a) (b)	82,089	564,772
US Silica Holdings, Inc. (b)	10,388	63,886
US Well Service, Inc. (a)	3,527	6,666
		4,254,850
ENTERTAINMENT — 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	7,284	52,736
Cinemark Holdings, Inc. (b)	15,116	511,677
Eros International PLC (a) (b)	10,247	34,737
Gaia, Inc. (a) (b)	1,300	10,387
Glu Mobile, Inc. (a)	16,300	98,615
IMAX Corp. (a)	7,400	151,182
Liberty Media Corp.-Liberty Braves Class A (a)	1,438	42,637
Liberty Media Corp.-Liberty Braves Class C (a)	5,110	150,949
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,536	154,806
Liberty Media Corp.-Liberty Formula One Class C (a)	27,986	1,286,377
Lions Gate Entertainment Corp. Class A (a)	7,124	75,942
Lions Gate Entertainment Corp. Class B (a)	16,089	159,764
LiveXLive Media, Inc. (a) (b)	5,299	8,187
Madison Square Garden Co. Class A (a)	2,642	777,250
Marcus Corp.	3,137	99,662
Reading International, Inc. Class A (a)	2,500	27,975
Roku, Inc. (a) (b)	12,100	1,620,190
Spotify Technology SA (a)	16,700	2,497,485
World Wrestling Entertainment, Inc. Class A (b)	6,227	403,945
Zynga, Inc. Class A (a)	121,632	744,388
		8,908,891
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.7%
Acadia Realty Trust REIT	12,047	312,379
Security Description	Shares	Value
Agree Realty Corp. REIT	5,856	$ 410,916
Alexander & Baldwin, Inc. REIT	9,638	202,012
Alexander's, Inc. REIT	325	107,364
American Assets Trust, Inc. REIT	6,842	314,048
American Campus Communities, Inc. REIT	19,410	912,852
American Finance Trust, Inc. REIT (b)	15,100	200,226
American Homes 4 Rent Class A REIT	36,497	956,586
Americold Realty Trust REIT (b)	27,200	953,632
Apple Hospitality REIT, Inc.	29,800	484,250
Armada Hoffler Properties, Inc. REIT	7,800	143,130
Ashford Hospitality Trust, Inc. REIT	12,733	35,525
Bluerock Residential Growth REIT, Inc.	3,200	38,560
Braemar Hotels & Resorts, Inc. REIT	4,223	37,711
Brandywine Realty Trust REIT	24,700	389,025
Brixmor Property Group, Inc. REIT	42,048	908,657
Brookfield Property REIT, Inc. Class A (b)	9,300	171,539
BRT Apartments Corp. REIT	1,500	25,455
Camden Property Trust REIT	13,252	1,406,037
CareTrust REIT, Inc.	13,500	278,505
CatchMark Timber Trust, Inc. Class A REIT	6,900	79,143
CBL & Associates Properties, Inc. REIT (b)	23,900	25,095
Cedar Realty Trust, Inc. REIT	12,057	35,568
Chatham Lodging Trust REIT	6,460	118,476
CIM Commercial Trust Corp. REIT	200	2,900
City Office REIT, Inc.	7,500	101,400
Clipper Realty, Inc. REIT	1,993	21,126
Colony Capital, Inc. REIT	67,718	321,661
Columbia Property Trust, Inc. REIT	16,472	344,430
Community Healthcare Trust, Inc. REIT	2,700	115,722
CoreCivic, Inc. REIT	16,825	292,419
CorEnergy Infrastructure Trust, Inc. REIT	1,860	83,161
CorePoint Lodging, Inc. REIT	5,680	60,662
CoreSite Realty Corp. REIT	5,288	592,891
Corporate Office Properties Trust REIT	15,900	467,142
Cousins Properties, Inc. REIT	20,674	851,769
CubeSmart REIT	27,225	857,043
CyrusOne, Inc. REIT	15,915	1,041,318
DiamondRock Hospitality Co. REIT	28,400	314,672
Diversified Healthcare Trust REIT	33,377	281,702
Douglas Emmett, Inc. REIT	23,537	1,033,274
Easterly Government Properties, Inc. REIT	10,500	249,165
EastGroup Properties, Inc. REIT	5,362	711,377
Empire State Realty Trust, Inc. Class A REIT	21,224	296,287
EPR Properties REIT	11,049	780,501

See accompanying notes to financial statements.
130

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Equity Commonwealth REIT	17,081	$ 560,769
Equity LifeStyle Properties, Inc. REIT	24,568	1,729,342
Essential Properties Realty Trust, Inc. REIT (b)	11,400	282,834
Farmland Partners, Inc. REIT (b)	3,900	26,442
First Industrial Realty Trust, Inc. REIT	17,815	739,501
Four Corners Property Trust, Inc. REIT	9,709	273,697
Franklin Street Properties Corp. REIT	14,661	125,498
Front Yard Residential Corp. REIT	7,027	86,713
Gaming and Leisure Properties, Inc. REIT	28,694	1,235,277
GEO Group, Inc. REIT	16,800	279,048
Getty Realty Corp. REIT	4,705	154,653
Gladstone Commercial Corp. REIT	4,330	94,654
Gladstone Land Corp. REIT	2,600	33,722
Global Medical REIT, Inc.	4,600	60,858
Global Net Lease, Inc. REIT	12,741	258,387
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	8,897	286,305
Healthcare Realty Trust, Inc. REIT	18,682	623,418
Healthcare Trust of America, Inc. Class A REIT (b)	29,170	883,268
Hersha Hospitality Trust REIT	4,876	70,946
Highwoods Properties, Inc. REIT	14,470	707,728
Hudson Pacific Properties, Inc. REIT	21,537	810,868
Independence Realty Trust, Inc. REIT	12,873	181,252
Industrial Logistics Properties Trust REIT	9,128	204,650
Innovative Industrial Properties, Inc. REIT (b)	1,600	121,392
Investors Real Estate Trust REIT	1,650	119,625
Invitation Homes, Inc. REIT	75,863	2,273,614
iStar, Inc. REIT	8,375	121,521
JBG SMITH Properties REIT	17,343	691,812
Jernigan Capital, Inc. REIT (b)	3,000	57,420
Kilroy Realty Corp. REIT	14,740	1,236,686
Kite Realty Group Trust REIT	11,683	228,169
Lamar Advertising Co. Class A REIT	12,074	1,077,725
Lexington Realty Trust REIT	34,100	362,142
Liberty Property Trust REIT	22,064	1,324,943
Life Storage, Inc. REIT	6,565	710,858
LTC Properties, Inc. REIT	5,554	248,653
Macerich Co. REIT	20,000	538,400
Mack-Cali Realty Corp. REIT	12,200	282,186
Medical Properties Trust, Inc. REIT	72,777	1,536,322
Monmouth Real Estate Investment Corp. REIT	13,079	189,384
National Health Investors, Inc. REIT	6,000	488,880
National Retail Properties, Inc. REIT	24,262	1,300,928
National Storage Affiliates Trust REIT	8,400	282,408
Security Description	Shares	Value
New Senior Investment Group, Inc. REIT	11,807	$ 90,324
NexPoint Residential Trust, Inc. REIT	2,800	126,000
Office Properties Income Trust REIT	6,727	216,206
Omega Healthcare Investors, Inc. REIT	30,892	1,308,276
One Liberty Properties, Inc. REIT	2,200	59,818
Outfront Media, Inc. REIT	20,267	543,561
Paramount Group, Inc. REIT	27,700	385,584
Park Hotels & Resorts, Inc. REIT	33,834	875,286
Pebblebrook Hotel Trust REIT	18,357	492,151
Pennsylvania Real Estate Investment Trust (b)	9,813	52,303
Physicians Realty Trust REIT	26,617	504,126
Piedmont Office Realty Trust, Inc. Class A REIT	17,705	393,759
PotlatchDeltic Corp. REIT	9,328	403,623
Preferred Apartment Communities, Inc. Class A REIT	6,497	86,540
PS Business Parks, Inc. REIT	2,784	458,998
QTS Realty Trust, Inc. Class A REIT	8,148	442,192
Rayonier, Inc. REIT	18,409	603,079
Retail Opportunity Investments Corp. REIT	16,100	284,326
Retail Properties of America, Inc. Class A REIT	30,203	404,720
Retail Value, Inc. REIT	2,150	79,120
Rexford Industrial Realty, Inc. REIT	15,588	711,904
RLJ Lodging Trust REIT	23,868	422,941
RPT Realty REIT	11,000	165,440
Ryman Hospitality Properties, Inc. REIT	6,427	556,964
Sabra Health Care REIT, Inc.	27,240	581,302
Safehold, Inc. REIT	1,500	60,450
Saul Centers, Inc. REIT	1,712	90,359
Seritage Growth Properties Class A REIT (b)	4,738	189,899
Service Properties Trust REIT	23,074	561,390
SITE Centers Corp. REIT	21,301	298,640
Spirit Realty Capital, Inc. REIT	14,075	692,208
STAG Industrial, Inc. REIT	18,850	595,094
STORE Capital Corp. REIT	30,393	1,131,835
Summit Hotel Properties, Inc. REIT (b)	14,600	180,164
Sun Communities, Inc. REIT	12,793	1,920,229
Sunstone Hotel Investors, Inc. REIT	31,719	441,528
Tanger Factory Outlet Centers, Inc. REIT (b)	12,687	186,880
Taubman Centers, Inc. REIT (b)	8,295	257,892
Terreno Realty Corp. REIT	9,271	501,932
UMH Properties, Inc. REIT	5,100	80,223
Uniti Group, Inc. REIT (b)	26,070	214,035
Universal Health Realty Income Trust REIT	1,800	211,248
Urban Edge Properties REIT	16,200	310,716

See accompanying notes to financial statements.
131

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT	4,140	$ 102,838
VEREIT, Inc.	151,571	1,400,516
VICI Properties, Inc. REIT (b)	65,503	1,673,602
Washington Prime Group, Inc. REIT (b)	26,400	96,096
Washington Real Estate Investment Trust	11,302	329,792
Weingarten Realty Investors REIT	17,148	535,704
Whitestone REIT (b)	5,400	73,548
WP Carey, Inc. REIT	24,202	1,937,128
Xenia Hotels & Resorts, Inc. REIT	16,000	345,760
		64,938,460
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,485	113,381
BJ's Wholesale Club Holdings, Inc. (a) (b)	15,700	357,018
Casey's General Stores, Inc.	5,148	818,481
Chefs' Warehouse, Inc. (a)	3,400	129,574
Grocery Outlet Holding Corp. (a)	4,545	147,485
HF Foods Group, Inc. (a)	1,200	23,400
Ingles Markets, Inc. Class A	1,956	92,930
Natural Grocers by Vitamin Cottage, Inc.	1,100	10,857
Performance Food Group Co. (a)	14,511	747,026
PriceSmart, Inc.	3,191	226,625
Rite Aid Corp. (a) (b)	7,750	119,892
SpartanNash Co.	5,100	72,624
Sprouts Farmers Market, Inc. (a)	16,675	322,661
United Natural Foods, Inc. (a)	7,508	65,770
US Foods Holding Corp. (a)	30,954	1,296,663
Village Super Market, Inc. Class A	1,269	29,441
Weis Markets, Inc.	1,315	53,244
		4,627,072
FOOD PRODUCTS — 1.2%
Alico, Inc.	600	21,498
B&G Foods, Inc. (b)	9,000	161,370
Beyond Meat, Inc. (a) (b)	6,710	507,276
Bridgford Foods Corp. (a)	300	7,437
Bunge, Ltd.	19,512	1,122,916
Calavo Growers, Inc. (b)	2,242	203,103
Cal-Maine Foods, Inc.	4,400	188,100
Darling Ingredients, Inc. (a)	23,200	651,456
Farmer Brothers Co. (a)	1,525	22,967
Flowers Foods, Inc.	27,631	600,698
Fresh Del Monte Produce, Inc.	4,334	151,603
Freshpet, Inc. (a) (b)	4,900	289,541
Hain Celestial Group, Inc. (a) (b)	11,801	306,295
Hostess Brands, Inc. (a)	16,900	245,726
Ingredion, Inc.	9,452	878,563
J&J Snack Foods Corp.	2,132	392,864
John B Sanfilippo & Son, Inc.	1,178	107,528
Lancaster Colony Corp.	2,713	434,351
Landec Corp. (a)	3,700	41,847
Limoneira Co.	2,200	42,306
Security Description	Shares	Value
Pilgrim's Pride Corp. (a)	7,600	$ 248,634
Post Holdings, Inc. (a)	9,235	1,007,538
Sanderson Farms, Inc.	2,821	497,117
Seaboard Corp.	37	157,270
Seneca Foods Corp. Class A (a)	949	38,710
Simply Good Foods Co. (a)	11,600	331,064
Tootsie Roll Industries, Inc. (b)	2,269	77,464
TreeHouse Foods, Inc. (a)	7,881	382,228
		9,117,470
GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	2,238	214,467
National Fuel Gas Co.	11,570	538,468
New Jersey Resources Corp.	12,544	559,086
Northwest Natural Holding Co.	4,260	314,090
ONE Gas, Inc.	7,387	691,202
RGC Resources, Inc.	1,100	31,438
South Jersey Industries, Inc. (b)	13,062	430,785
Southwest Gas Holdings, Inc.	7,639	580,335
Spire, Inc.	7,039	586,419
UGI Corp.	29,532	1,333,665
		5,279,955
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Accuray, Inc. (a)	12,421	35,027
Alphatec Holdings, Inc. (a)	5,500	39,023
AngioDynamics, Inc. (a)	5,197	83,204
Antares Pharma, Inc. (a)	22,800	107,160
Apyx Medical Corp. (a)	4,695	39,720
AtriCure, Inc. (a)	5,400	175,554
Atrion Corp.	242	181,863
Avanos Medical, Inc. (a)	6,700	225,790
AxoGen, Inc. (a)	4,800	85,872
Axonics Modulation Technologies, Inc. (a) (b)	2,157	59,770
BioLife Solutions, Inc. (a) (b)	1,120	18,122
BioSig Technologies, Inc. (a) (b)	2,800	16,576
Cantel Medical Corp. (b)	5,348	379,173
Cardiovascular Systems, Inc. (a)	4,850	235,661
Cerus Corp. (a)	19,809	83,594
Conformis, Inc. (a)	10,500	15,750
CONMED Corp.	3,848	430,322
CryoLife, Inc. (a)	5,100	138,159
CryoPort, Inc. (a) (b)	4,400	72,424
Cutera, Inc. (a)	2,000	71,620
CytoSorbents Corp. (a) (b)	4,360	16,786
DexCom, Inc. (a)	12,813	2,802,716
ElectroCore LLC (a) (b)	1,940	3,085
Envista Holdings Corp. (a)	20,400	604,656
GenMark Diagnostics, Inc. (a) (b)	7,800	37,518
Glaukos Corp. (a)	5,442	296,426
Globus Medical, Inc. Class A (a)	10,732	631,900
Haemonetics Corp. (a)	7,261	834,289
Heska Corp. (a)	1,002	96,132
Hill-Rom Holdings, Inc.	9,476	1,075,810
ICU Medical, Inc. (a)	2,698	504,850

See accompanying notes to financial statements.
132

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Inogen, Inc. (a)	2,592	$ 177,111
Insulet Corp. (a)	8,400	1,438,080
Integer Holdings Corp. (a)	4,592	369,335
Integra LifeSciences Holdings Corp. (a)	10,093	588,220
IntriCon Corp. (a) (b)	1,123	20,214
Invacare Corp.	4,700	42,394
iRadimed Corp. (a) (b)	600	14,028
iRhythm Technologies, Inc. (a) (b)	3,700	251,933
Lantheus Holdings, Inc. (a)	5,396	110,672
LeMaitre Vascular, Inc.	2,300	82,685
LivaNova PLC (a)	6,850	516,695
Masimo Corp. (a)	6,677	1,055,367
Meridian Bioscience, Inc.	5,900	57,643
Merit Medical Systems, Inc. (a)	7,600	237,272
Mesa Laboratories, Inc. (b)	568	141,659
Misonix, Inc. (a)	1,100	20,471
Natus Medical, Inc. (a)	4,734	156,175
Neogen Corp. (a)	7,210	470,525
Neuronetics, Inc. (a)	2,160	9,698
Nevro Corp. (a)	4,197	493,315
Novocure, Ltd. (a)	12,222	1,029,948
NuVasive, Inc. (a)	7,280	563,035
OraSure Technologies, Inc. (a)	8,700	69,861
Orthofix Medical, Inc. (a)	2,560	118,221
OrthoPediatrics Corp. (a) (b)	1,229	57,751
Penumbra, Inc. (a) (b)	4,487	737,079
Pulse Biosciences, Inc. (a)	1,591	21,335
Quidel Corp. (a)	5,000	375,150
Rockwell Medical, Inc. (a) (b)	10,200	24,888
RTI Surgical Holdings, Inc. (a)	8,500	23,290
SeaSpine Holdings Corp. (a)	2,200	26,422
Senseonics Holdings, Inc. (a) (b)	22,037	20,186
Shockwave Medical, Inc. (a) (b)	3,598	158,024
SI-BONE, Inc. (a)	2,260	48,590
Sientra, Inc. (a)	5,400	48,276
Silk Road Medical, Inc. (a) (b)	2,300	92,874
Solition, Inc. (a) (b)	995	10,925
STAAR Surgical Co. (a) (b)	6,300	221,571
Surmodics, Inc. (a)	1,846	76,480
Tactile Systems Technology, Inc. (a)	2,600	175,526
Tandem Diabetes Care, Inc. (a) (b)	7,891	470,383
TransEnterix, Inc. (a) (b)	2,437	3,582
TransMedics Group, Inc. (a) (b)	2,000	38,020
Utah Medical Products, Inc.	537	57,942
Vapotherm, Inc. (a)	2,100	25,536
Varex Imaging Corp. (a)	5,300	157,993
ViewRay, Inc. (a) (b)	9,977	42,103
West Pharmaceutical Services, Inc.	10,427	1,567,491
Wright Medical Group NV (a)	17,809	542,818
Zynex, Inc. (a) (b)	2,400	18,888
		22,476,232
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Acadia Healthcare Co., Inc. (a) (b)	12,282	408,008
Addus HomeCare Corp. (a)	1,767	171,788
Security Description	Shares	Value
Amedisys, Inc. (a)	4,405	$ 735,283
American Renal Associates Holdings, Inc. (a)	2,900	30,073
AMN Healthcare Services, Inc. (a)	6,448	401,775
Apollo Medical Holdings, Inc. (a) (b)	1,100	20,251
Avalon GloboCare Corp. (a)	3,520	6,794
BioTelemetry, Inc. (a)	4,700	217,610
Brookdale Senior Living, Inc. (a)	26,062	189,471
Catasys, Inc. (a) (b)	1,238	20,192
Chemed Corp.	2,177	956,269
Community Health Systems, Inc. (a)	12,167	35,284
CorVel Corp. (a)	1,294	113,044
Covetrus, Inc. (a) (b)	13,700	180,840
Cross Country Healthcare, Inc. (a)	5,058	58,774
Diplomat Pharmacy, Inc. (a)	8,263	33,052
Encompass Health Corp.	13,903	963,061
Ensign Group, Inc.	7,170	325,303
Enzo Biochem, Inc. (a)	7,000	18,410
Exagen, Inc. (a)	600	15,240
Genesis Healthcare, Inc. (a)	11,800	19,352
Guardant Health, Inc. (a)	5,200	406,328
Hanger, Inc. (a)	5,150	142,191
HealthEquity, Inc. (a)	9,763	723,145
Joint Corp (a)	1,850	29,859
LHC Group, Inc. (a)	4,258	586,582
Magellan Health, Inc. (a)	3,085	241,401
MEDNAX, Inc. (a)	11,574	321,641
Molina Healthcare, Inc. (a)	8,887	1,205,877
National HealthCare Corp.	1,758	151,944
National Research Corp. Class A	1,700	112,098
Option Care Health, Inc. (a)	17,400	64,902
Owens & Minor, Inc.	8,719	45,077
Patterson Cos., Inc. (b)	11,800	241,664
PetIQ, Inc. (a) (b)	2,800	70,140
Premier, Inc. Class A (a)	8,745	331,261
Progyny, Inc. (a) (b)	1,600	43,920
Providence Service Corp. (a)	1,685	99,718
R1 RCM, Inc. (a)	14,600	189,508
RadNet, Inc. (a)	5,976	121,313
Select Medical Holdings Corp. (a)	15,500	361,770
Surgery Partners, Inc. (a) (b)	3,371	52,773
Tenet Healthcare Corp. (a)	14,469	550,256
The Pennant Group, Inc. (a)	3,617	119,614
Tivity Health, Inc. (a) (b)	6,737	137,064
Triple-S Management Corp. Class B (a)	3,257	60,222
US Physical Therapy, Inc.	1,800	205,830
		11,535,972
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	22,845	224,224
Castlight Health, Inc. Class B (a)	15,800	21,014
Change Healthcare, Inc. (a)	6,900	113,091
Computer Programs & Systems, Inc.	1,804	47,625
Evolent Health, Inc. Class A (a) (b)	10,400	94,120
Health Catalyst, Inc. (a)	1,200	41,640

See accompanying notes to financial statements.
133

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
HealthStream, Inc. (a)	3,699	$ 100,613
HMS Holdings Corp. (a)	12,341	365,293
Inovalon Holdings, Inc. Class A (a) (b)	10,300	193,846
Inspire Medical Systems, Inc. (a)	1,900	140,999
Livongo Health, Inc. (a)	2,100	52,626
NextGen Healthcare, Inc. (a)	7,700	123,739
Omnicell, Inc. (a)	5,864	479,206
OptimizeRx Corp. (a) (b)	1,996	20,499
Phreesia, Inc. (a) (b)	1,400	37,296
Simulations Plus, Inc.	1,697	49,332
Tabula Rasa HealthCare, Inc. (a) (b)	2,800	136,304
Teladoc Health, Inc. (a) (b)	10,192	853,274
Veeva Systems, Inc. Class A (a)	18,621	2,619,230
Vocera Communications, Inc. (a) (b)	4,434	92,050
		5,806,021
HOTELS, RESTAURANTS & LEISURE — 3.0%
Aramark	34,751	1,508,193
BBX Capital Corp.	9,100	43,407
Biglari Holdings, Inc. Class B (a)	136	15,561
BJ's Restaurants, Inc.	2,706	102,720
Bloomin' Brands, Inc.	12,300	271,461
Bluegreen Vacations Corp. (b)	1,074	11,105
Boyd Gaming Corp. (b)	11,398	341,256
Brinker International, Inc. (b)	5,230	219,660
Caesars Entertainment Corp. (a)	81,650	1,110,440
Carrols Restaurant Group, Inc. (a) (b)	4,900	34,545
Century Casinos, Inc. (a)	3,812	30,191
Cheesecake Factory, Inc. (b)	5,855	227,525
Choice Hotels International, Inc. (b)	4,749	491,189
Churchill Downs, Inc.	4,970	681,884
Chuy's Holdings, Inc. (a)	2,353	60,990
Cracker Barrel Old Country Store, Inc. (b)	3,412	524,561
Dave & Buster's Entertainment, Inc. (b)	4,348	174,659
Del Taco Restaurants, Inc. (a)	4,100	32,411
Denny's Corp. (a)	8,200	163,016
Dine Brands Global, Inc. (b)	2,295	191,678
Domino's Pizza, Inc.	5,802	1,704,512
Drive Shack, Inc. (a) (b)	8,494	31,088
Dunkin' Brands Group, Inc.	11,746	887,293
El Pollo Loco Holdings, Inc. (a)	2,800	42,392
Eldorado Resorts, Inc. (a) (b)	9,300	554,652
Everi Holdings, Inc. (a)	9,695	130,204
Extended Stay America, Inc.	25,800	383,388
Fiesta Restaurant Group, Inc. (a)	3,297	32,607
Golden Entertainment, Inc. (a)	2,425	46,609
Habit Restaurants, Inc. Class A (a)	2,943	30,695
Hilton Grand Vacations, Inc. (a)	12,141	417,529
Hyatt Hotels Corp. Class A	5,129	460,123
Inspired Entertainment, Inc. (a)	1,420	9,585
International Game Technology PLC (b)	13,901	208,098
J Alexander's Holdings, Inc. (a)	2,224	21,261
Jack in the Box, Inc.	3,680	287,150
Security Description	Shares	Value
Kura Sushi USA, Inc. Class A (a)	600	$ 15,270
Lindblad Expeditions Holdings, Inc. (a)	3,193	52,206
Marriott Vacations Worldwide Corp.	5,855	753,890
Monarch Casino & Resort, Inc. (a)	1,600	77,680
Nathan's Famous, Inc.	400	28,352
Noodles & Co. (a) (b)	4,500	24,930
Papa John's International, Inc.	3,110	196,397
Penn National Gaming, Inc. (a)	15,514	396,538
Planet Fitness, Inc. Class A (a)	11,585	865,168
PlayAGS, Inc. (a)	3,726	45,196
Potbelly Corp. (a)	3,799	16,032
RCI Hospitality Holdings, Inc.	1,400	28,700
Red Lion Hotels Corp. (a)	4,257	15,879
Red Robin Gourmet Burgers, Inc. (a)	1,836	60,625
Red Rock Resorts, Inc. Class A	9,886	236,770
Ruth's Hospitality Group, Inc.	3,900	84,884
Scientific Games Corp. Class A (a)	7,900	211,562
SeaWorld Entertainment, Inc. (a)	6,690	212,140
Shake Shack, Inc. Class A (a) (b)	4,130	246,024
Six Flags Entertainment Corp.	11,258	507,848
Target Hospitality Corp. (a)	5,100	25,500
Texas Roadhouse, Inc. (b)	9,341	526,085
Twin River Worldwide Holdings, Inc. (b)	2,505	64,253
Vail Resorts, Inc.	5,734	1,375,185
Wendy's Co.	26,358	585,411
Wingstop, Inc.	4,170	359,579
Wyndham Destinations, Inc.	12,700	656,463
Wyndham Hotels & Resorts, Inc.	13,251	832,295
Yum China Holdings, Inc.	51,424	2,468,866
		22,453,366
HOUSEHOLD DURABLES — 0.9%
Bassett Furniture Industries, Inc.	1,500	25,020
Beazer Homes USA, Inc. (a)	4,096	57,876
Cavco Industries, Inc. (a)	1,195	233,479
Century Communities, Inc. (a)	3,814	104,313
Ethan Allen Interiors, Inc.	3,400	64,804
Flexsteel Industries, Inc.	1,200	23,904
GoPro, Inc. Class A (a) (b)	18,022	78,216
Green Brick Partners, Inc. (a)	3,400	39,032
Hamilton Beach Brands Holding Co. Class A	1,127	21,526
Helen of Troy, Ltd. (a)	3,544	637,176
Hooker Furniture Corp.	1,600	41,104
Installed Building Products, Inc. (a)	3,200	220,384
iRobot Corp. (a) (b)	3,900	197,457
KB Home	12,100	414,667
La-Z-Boy, Inc.	6,333	199,363
Legacy Housing Corp. (a) (b)	820	13,645
LGI Homes, Inc. (a) (b)	2,800	197,820
Lifetime Brands, Inc.	1,500	10,425
Lovesac Co. (a) (b)	1,520	24,396
M/I Homes, Inc. (a)	3,800	149,530
MDC Holdings, Inc.	7,171	273,645
Meritage Homes Corp. (a)	5,158	315,205

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
NVR, Inc. (a)	10	$ 38,084
Purple Innovation, Inc. (a) (b)	696	6,062
Skyline Champion Corp. (a)	7,100	225,070
Sonos, Inc. (a)	9,930	155,107
Taylor Morrison Home Corp. Class A (a)	14,800	323,528
Tempur Sealy International, Inc. (a)	6,449	561,450
Toll Brothers, Inc.	18,383	726,312
TopBuild Corp. (a)	4,752	489,836
TRI Pointe Group, Inc. (a)	19,483	303,545
Tupperware Brands Corp.	6,881	59,039
Universal Electronics, Inc. (a)	1,939	101,332
William Lyon Homes Class A (a)	4,460	89,111
ZAGG, Inc. (a) (b)	3,962	32,132
		6,453,595
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,500	46,605
Central Garden & Pet Co. Class A (a)	5,900	173,224
Energizer Holdings, Inc. (b)	8,912	447,561
Oil-Dri Corp. of America	748	27,115
Spectrum Brands Holdings, Inc.	5,969	383,747
WD-40 Co. (b)	1,957	379,932
		1,458,184
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a) (b)	15,056	35,081
Clearway Energy, Inc. Class A	4,900	93,688
Clearway Energy, Inc. Class C	10,400	207,480
Ormat Technologies, Inc.	5,642	420,442
Pattern Energy Group, Inc. Class A	12,411	332,056
Sunnova Energy International, Inc. (a) (b)	1,900	21,204
TerraForm Power, Inc. Class A	11,159	171,737
Vistra Energy Corp.	60,105	1,381,814
		2,663,502
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,981	1,291,645
Raven Industries, Inc.	5,100	175,746
		1,467,391
INSURANCE — 3.8%
Alleghany Corp. (a)	1,948	1,557,562
Ambac Financial Group, Inc. (a)	6,394	137,919
American Equity Investment Life Holding Co.	12,672	379,273
American Financial Group, Inc.	10,444	1,145,185
American National Insurance Co.	1,035	121,799
AMERISAFE, Inc.	2,681	177,026
Arch Capital Group, Ltd. (a)	54,383	2,332,487
Argo Group International Holdings, Ltd.	4,560	299,820
Assured Guaranty, Ltd.	13,219	647,995
Athene Holding, Ltd. Class A (a)	20,401	959,459
Axis Capital Holdings, Ltd.	11,699	695,389
Brighthouse Financial, Inc. (a)	15,373	603,083
Security Description	Shares	Value
Brown & Brown, Inc.	33,402	$ 1,318,711
BRP Group, Inc. Class A (a) (b)	2,100	33,705
Citizens, Inc. (a) (b)	7,000	47,250
CNA Financial Corp.	3,991	178,837
CNO Financial Group, Inc.	21,379	387,601
Crawford & Co. Class A	2,600	29,822
Donegal Group, Inc. Class A	1,500	22,230
eHealth, Inc. (a)	3,200	307,456
Employers Holdings, Inc.	4,500	187,875
Enstar Group, Ltd. (a)	1,651	341,526
Erie Indemnity Co. Class A (b)	3,516	583,656
FBL Financial Group, Inc. Class A	1,326	78,141
FedNat Holding Co.	1,790	29,768
Fidelity National Financial, Inc.	37,440	1,697,904
First American Financial Corp.	15,448	900,927
Genworth Financial, Inc. Class A (a)	71,400	314,160
Global Indemnity, Ltd.	1,154	34,193
Goosehead Insurance, Inc. Class A (b)	1,600	67,840
Greenlight Capital Re, Ltd. Class A (a) (b)	4,100	41,451
Hallmark Financial Services, Inc. (a)	1,841	32,346
Hanover Insurance Group, Inc.	5,590	763,985
HCI Group, Inc.	845	38,574
Health Insurance Innovations, Inc. Class A (a) (b)	1,400	27,006
Heritage Insurance Holdings, Inc.	3,699	49,012
Horace Mann Educators Corp.	5,800	253,228
Independence Holding Co.	800	33,664
Investors Title Co.	242	38,526
James River Group Holdings, Ltd.	4,200	173,082
Kemper Corp.	8,968	695,020
Kinsale Capital Group, Inc.	2,900	294,814
Markel Corp. (a)	1,921	2,196,030
MBIA, Inc. (a)	10,563	98,236
Mercury General Corp.	3,837	186,977
National General Holdings Corp.	9,599	212,138
National Western Life Group, Inc. Class A	296	86,101
NI Holdings, Inc. (a)	1,500	25,800
Old Republic International Corp.	39,962	893,950
Palomar Holdings, Inc. (a) (b)	1,810	91,387
Primerica, Inc.	5,857	764,690
ProAssurance Corp.	7,531	272,170
ProSight Global, Inc. (a) (b)	1,300	20,969
Protective Insurance Corp. Class B	1,400	22,526
Reinsurance Group of America, Inc.	8,916	1,453,843
RenaissanceRe Holdings, Ltd.	6,223	1,219,832
RLI Corp.	5,618	505,732
Safety Insurance Group, Inc.	2,038	188,576
Selective Insurance Group, Inc.	8,298	540,947
State Auto Financial Corp.	2,400	74,448
Stewart Information Services Corp.	3,349	136,606
Third Point Reinsurance, Ltd. (a)	10,400	109,408
Tiptree, Inc.	3,900	31,746
Trupanion, Inc. (a) (b)	4,069	152,425

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
United Fire Group, Inc.	3,017	$ 131,933
United Insurance Holdings Corp.	2,900	36,569
Universal Insurance Holdings, Inc.	4,217	118,034
Watford Holdings, Ltd. (a)	2,700	67,932
White Mountains Insurance Group, Ltd.	434	484,131
		28,182,443
INTERACTIVE MEDIA & SERVICES — 0.8%
Care.com, Inc. (a)	3,117	46,849
Cargurus, Inc. (a) (b)	10,600	372,908
Cars.com, Inc. (a)	9,500	116,090
DHI Group, Inc. (a)	8,000	24,080
Eventbrite, Inc. Class A (a)	5,200	104,884
EverQuote, Inc. Class A (a)	1,200	41,220
IAC/InterActiveCorp (a)	10,531	2,623,377
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,200	74,970
Match Group, Inc. (a) (b)	7,600	624,036
Meet Group, Inc. (a)	9,700	48,597
QuinStreet, Inc. (a) (b)	6,498	99,484
Travelzoo (a)	896	9,587
TripAdvisor, Inc.	15,000	455,700
TrueCar, Inc. (a) (b)	14,766	70,139
Yelp, Inc. (a)	9,691	337,538
Zillow Group, Inc. Class A (a) (b)	7,983	365,142
Zillow Group, Inc. Class C (a) (b)	17,783	816,951
		6,231,552
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	3,500	50,750
Duluth Holdings, Inc. Class B (a) (b)	1,896	19,965
Etsy, Inc. (a)	16,661	738,082
Groupon, Inc. (a)	63,722	152,296
GrubHub, Inc. (a) (b)	12,964	630,569
Lands' End, Inc. (a)	1,500	25,200
Leaf Group, Ltd. (a)	3,096	12,384
Liquidity Services, Inc. (a)	3,824	22,791
Overstock.com, Inc. (a)	3,747	26,416
PetMed Express, Inc. (b)	2,800	65,856
Quotient Technology, Inc. (a)	10,571	104,230
Qurate Retail, Inc. Class A (a)	54,316	457,884
RealReal, Inc. (a) (b)	2,500	47,125
Rubicon Project, Inc. (a)	6,900	56,304
Shutterstock, Inc. (a)	2,650	113,632
Stamps.com, Inc. (a)	2,284	190,760
Stitch Fix, Inc. Class A (a) (b)	5,800	148,828
Waitr Holdings, Inc. (a) (b)	10,013	3,224
Wayfair, Inc. Class A (a) (b)	8,991	812,517
		3,678,813
IT SERVICES — 3.6%
Amdocs, Ltd.	19,183	1,384,821
Black Knight, Inc. (a)	20,366	1,313,200
Booz Allen Hamilton Holding Corp.	19,346	1,376,081
Brightcove, Inc. (a)	5,526	48,021
Security Description	Shares	Value
CACI International, Inc. Class A (a)	3,491	$ 872,715
Cardtronics PLC Class A (a)	5,228	233,430
Cass Information Systems, Inc.	1,960	113,170
Conduent, Inc. (a)	24,400	151,280
CoreLogic, Inc. (a)	11,200	489,552
CSG Systems International, Inc.	4,600	238,188
Endurance International Group Holdings, Inc. (a)	10,135	47,635
EPAM Systems, Inc. (a)	7,364	1,562,346
Euronet Worldwide, Inc. (a)	7,063	1,112,846
EVERTEC, Inc.	8,600	292,744
Evo Payments, Inc. Class A (a)	5,000	132,050
Exela Technologies, Inc. (a) (b)	8,098	3,302
ExlService Holdings, Inc. (a)	4,737	329,032
Genpact, Ltd.	26,560	1,120,035
GoDaddy, Inc. Class A (a)	24,222	1,645,158
GTT Communications, Inc. (a) (b)	4,795	54,423
Hackett Group, Inc.	3,490	56,329
I3 Verticals, Inc. Class A (a)	2,000	56,500
Information Services Group, Inc. (a)	5,100	12,903
International Money Express, Inc. (a)	2,500	30,100
KBR, Inc.	20,026	610,793
Limelight Networks, Inc. (a)	16,010	65,321
LiveRamp Holdings, Inc. (a)	9,485	455,944
ManTech International Corp. Class A	3,758	300,189
MAXIMUS, Inc.	8,926	664,005
MongoDB, Inc. (a) (b)	5,900	776,499
NIC, Inc.	9,300	207,855
Okta, Inc. (a)	14,900	1,719,013
Paysign, Inc. (a) (b)	4,300	43,645
Perficient, Inc. (a)	4,500	207,315
Perspecta, Inc.	19,700	520,868
PRGX Global, Inc. (a)	3,185	15,670
Priority Technology Holdings, Inc. (a)	1,165	2,854
Sabre Corp.	39,035	875,945
Science Applications International Corp.	8,182	711,998
Square, Inc. Class A (a)	48,763	3,050,613
StarTek, Inc. (a)	2,500	19,950
Switch, Inc. Class A (b)	8,300	123,006
Sykes Enterprises, Inc. (a)	5,353	198,008
TTEC Holdings, Inc.	2,055	81,419
Tucows, Inc. Class A (a) (b)	1,324	81,797
Twilio, Inc. Class A (a) (b)	17,382	1,708,303
Unisys Corp. (a)	7,200	85,392
Verra Mobility Corp. (a) (b)	18,000	251,820
Virtusa Corp. (a)	4,000	181,320
WEX, Inc. (a)	6,059	1,269,118
		26,904,521
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	5,000	162,500
American Outdoor Brands Corp. (a)	7,588	70,417
Brunswick Corp.	11,438	686,051
Callaway Golf Co.	13,212	280,094
Clarus Corp.	3,350	45,426

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Escalade, Inc.	1,700	$ 16,711
Johnson Outdoors, Inc. Class A	708	54,304
Malibu Boats, Inc. Class A (a)	2,899	118,714
Marine Products Corp.	1,080	15,552
MasterCraft Boat Holdings, Inc. (a)	2,565	40,399
Mattel, Inc. (a) (b)	48,700	659,885
Polaris, Inc.	8,193	833,228
Sturm Ruger & Co., Inc.	2,385	112,166
Vista Outdoor, Inc. (a)	8,121	60,745
YETI Holdings, Inc. (a) (b)	5,800	201,724
		3,357,916
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Accelerate Diagnostics, Inc. (a) (b)	3,800	64,220
Adaptive Biotechnologies Corp. (a)	2,300	68,816
Avantor, Inc. (a)	44,700	811,305
Bio-Rad Laboratories, Inc. Class A (a)	3,012	1,114,530
Bio-Techne Corp.	5,302	1,163,842
Bruker Corp.	14,508	739,473
Charles River Laboratories International, Inc. (a)	6,800	1,038,768
ChromaDex Corp. (a) (b)	5,800	24,998
Codexis, Inc. (a) (b)	7,500	119,925
Fluidigm Corp. (a)	10,744	37,389
Luminex Corp.	5,951	137,825
Medpace Holdings, Inc. (a)	3,900	327,834
NanoString Technologies, Inc. (a)	4,700	130,754
NeoGenomics, Inc. (a)	13,400	391,950
Pacific Biosciences of California, Inc. (a)	20,100	103,314
Personalis, Inc. (a)	1,300	14,170
PRA Health Sciences, Inc. (a)	8,894	988,568
QIAGEN NV (a)	31,381	1,060,678
Quanterix Corp. (a) (b)	1,900	44,897
Repligen Corp. (a)	7,400	684,500
Syneos Health, Inc. (a)	8,794	523,023
		9,590,779
MACHINERY — 3.4%
Actuant Corp. Class A	7,800	203,034
AGCO Corp.	8,875	685,594
Alamo Group, Inc.	1,392	174,766
Albany International Corp. Class A	4,348	330,100
Allison Transmission Holdings, Inc.	15,512	749,540
Altra Industrial Motion Corp.	9,074	328,570
Astec Industries, Inc.	3,140	131,880
Barnes Group, Inc.	6,614	409,803
Blue Bird Corp. (a)	2,122	48,636
Briggs & Stratton Corp. (b)	5,800	38,628
Chart Industries, Inc. (a)	5,100	344,199
CIRCOR International, Inc. (a)	2,747	127,021
Colfax Corp. (a)	13,127	477,560
Columbus McKinnon Corp.	3,220	128,897
Commercial Vehicle Group, Inc. (a)	4,800	30,480
Crane Co.	7,148	617,444
Donaldson Co., Inc.	17,879	1,030,188
Security Description	Shares	Value
Douglas Dynamics, Inc.	3,177	$ 174,735
Eastern Co.	721	22,012
Energy Recovery, Inc. (a) (b)	5,300	51,887
EnPro Industries, Inc.	2,945	196,962
ESCO Technologies, Inc.	3,643	336,978
Evoqua Water Technologies Corp. (a)	10,600	200,870
Federal Signal Corp.	8,400	270,900
Franklin Electric Co., Inc.	6,549	375,389
Gardner Denver Holdings, Inc. (a) (b)	18,667	684,706
Gates Industrial Corp. PLC (a) (b)	6,500	89,440
Gencor Industries, Inc. (a)	1,261	14,716
Gorman-Rupp Co.	2,500	93,750
Graco, Inc.	23,354	1,214,408
Graham Corp.	1,400	30,632
Greenbrier Cos., Inc.	4,494	145,740
Helios Technologies, Inc.	4,148	191,762
Hillenbrand, Inc.	10,268	342,027
Hurco Cos., Inc.	856	32,836
Hyster-Yale Materials Handling, Inc.	1,389	81,895
ITT, Inc.	12,488	922,988
John Bean Technologies Corp.	4,390	494,577
Kadant, Inc.	1,600	168,544
Kennametal, Inc.	11,617	428,551
LB Foster Co. Class A (a)	1,600	31,008
Lincoln Electric Holdings, Inc.	8,344	807,115
Lindsay Corp. (b)	1,570	150,704
Luxfer Holdings PLC	3,831	70,912
Lydall, Inc. (a)	2,445	50,171
Manitowoc Co., Inc (a)	4,975	87,063
Meritor, Inc. (a)	10,600	277,614
Middleby Corp. (a)	7,810	855,351
Miller Industries, Inc.	1,565	58,108
Mueller Industries, Inc.	7,784	247,142
Mueller Water Products, Inc. Class A	22,100	264,758
Navistar International Corp. (a)	7,000	202,580
NN, Inc. (b)	5,916	54,723
Nordson Corp.	8,089	1,317,213
Omega Flex, Inc.	400	42,916
Oshkosh Corp.	9,632	911,669
Park-Ohio Holdings Corp.	1,211	40,750
Proto Labs, Inc. (a)	3,803	386,195
RBC Bearings, Inc. (a)	3,394	537,406
REV Group, Inc. (b)	3,800	46,474
Rexnord Corp. (a)	14,990	488,974
Spartan Motors, Inc.	4,800	86,784
SPX Corp. (a)	6,200	315,456
SPX FLOW, Inc. (a)	5,900	288,333
Standex International Corp.	1,715	136,085
Tennant Co.	2,576	200,722
Terex Corp.	8,890	264,744
Timken Co.	9,392	528,864
Titan International, Inc.	7,100	25,702
Toro Co.	15,037	1,197,998
TriMas Corp. (a)	6,300	197,883
Trinity Industries, Inc.	14,269	316,058

See accompanying notes to financial statements.
137

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Twin Disc, Inc. (a)	1,460	$ 16,089
Wabash National Corp.	7,587	111,453
WABCO Holdings, Inc. (a)	7,261	983,866
Watts Water Technologies, Inc. Class A	3,883	387,368
Welbilt, Inc. (a)	18,300	285,663
Woodward, Inc.	7,850	929,754
		25,624,313
MARINE — 0.2%
Costamare, Inc.	7,300	69,569
Eagle Bulk Shipping, Inc. (a) (b)	7,100	32,660
Genco Shipping & Trading, Ltd.	2,400	25,488
Kirby Corp. (a)	8,440	755,633
Matson, Inc.	5,982	244,065
Safe Bulkers, Inc. (a)	9,060	15,402
Scorpio Bulkers, Inc.	7,653	48,750
		1,191,567
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	42,800	1,170,152
AMC Networks, Inc. Class A (a)	5,986	236,447
Boston Omaha Corp. Class A (a) (b)	1,500	31,560
Cable One, Inc.	664	988,344
Cardlytics, Inc. (a)	2,000	125,720
Central European Media Enterprises, Ltd. Class A (a)	12,500	56,625
Clear Channel Outdoor Holding, Inc. (a)	6,900	19,734
comScore, Inc. (a)	6,900	34,086
Cumulus Media, Inc. Class A (a)	2,010	35,316
Daily Journal Corp. (a) (b)	159	46,177
Emerald Expositions Events, Inc.	3,500	36,925
Entercom Communications Corp. Class A (b)	16,800	77,952
Entravision Communications Corp. Class A	9,500	24,890
EW Scripps Co. Class A	7,697	120,920
Fluent, Inc. (a) (b)	7,613	19,033
Gannett Co., Inc.	16,514	105,359
Gray Television, Inc. (a)	12,800	274,432
Hemisphere Media Group, Inc. (a)	2,500	37,125
John Wiley & Sons, Inc. Class A	6,150	298,398
Lee Enterprises, Inc. (a)	8,300	11,786
Liberty Broadband Corp. Class A (a)	3,444	428,985
Liberty Broadband Corp. Class C (a)	15,003	1,886,627
Liberty Latin America, Ltd. Class A (a)	6,488	125,218
Liberty Latin America, Ltd. Class C (a)	16,100	313,306
Liberty Media Corp.-Liberty SiriusXM Class A (a)	12,004	580,273
Liberty Media Corp.-Liberty SiriusXM Class C (a)	21,870	1,052,822
Loral Space & Communications, Inc. (a)	1,800	58,176
Marchex, Inc. Class B (a)	5,400	20,412
MDC Partners, Inc. Class A (a)	8,800	24,464
Security Description	Shares	Value
Meredith Corp. (b)	5,601	$ 181,864
MSG Networks, Inc. Class A (a) (b)	6,021	104,765
National CineMedia, Inc.	8,800	64,152
New York Times Co. Class A (b)	22,969	738,913
Nexstar Media Group, Inc. Class A	6,311	739,965
Saga Communications, Inc. Class A	644	19,578
Scholastic Corp.	4,195	161,298
Sinclair Broadcast Group, Inc. Class A	8,662	288,791
Sirius XM Holdings, Inc. (b)	194,228	1,388,730
TechTarget, Inc. (a)	3,200	83,520
TEGNA, Inc.	30,683	512,099
WideOpenWest, Inc. (a)	3,500	25,970
Tribune Publishing Co.	2,500	32,900
		12,583,809
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	44,400	146,076
Alcoa Corp. (a)	26,321	566,165
Allegheny Technologies, Inc. (a) (b)	17,737	366,446
Carpenter Technology Corp.	6,655	331,286
Century Aluminum Co. (a)	7,100	53,357
Cleveland-Cliffs, Inc. (b)	37,942	318,713
Coeur Mining, Inc. (a)	33,600	271,488
Commercial Metals Co.	16,647	370,729
Compass Minerals International, Inc. (b)	4,814	293,461
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Gold Resource Corp.	8,600	47,644
Haynes International, Inc.	1,800	64,404
Hecla Mining Co.	69,237	234,713
Kaiser Aluminum Corp.	2,258	250,390
Materion Corp.	2,855	169,730
Mayville Engineering Co., Inc. (a)	1,090	10,224
Novagold Resources, Inc. (a)	32,600	292,096
Olympic Steel, Inc.	1,400	25,088
Ramaco Resources, Inc. (a)	1,233	4,414
Reliance Steel & Aluminum Co.	9,277	1,111,014
Royal Gold, Inc.	9,258	1,131,790
Ryerson Holding Corp. (a)	2,500	29,575
Schnitzer Steel Industries, Inc. Class A	3,672	79,609
Southern Copper Corp.	11,669	495,699
Steel Dynamics, Inc.	29,206	994,172
SunCoke Energy, Inc.	10,300	64,169
Synalloy Corp. (a)	1,300	16,783
TimkenSteel Corp. (a) (b)	5,714	44,912
United States Steel Corp. (b)	23,999	273,829
Warrior Met Coal, Inc.	7,300	154,249
Worthington Industries, Inc.	5,500	231,990
		8,444,215
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AG Mortgage Investment Trust, Inc. REIT	4,600	70,932

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
AGNC Investment Corp. REIT	76,779	$ 1,357,453
Annaly Capital Management, Inc. REIT	202,852	1,910,866
Anworth Mortgage Asset Corp. REIT	13,800	48,576
Apollo Commercial Real Estate Finance, Inc. REIT	21,740	397,625
Ares Commercial Real Estate Corp. REIT (b)	3,800	60,192
Arlington Asset Investment Corp. Class A (b)	5,700	31,749
ARMOUR Residential REIT, Inc. (b)	8,300	148,321
Blackstone Mortgage Trust, Inc. Class A REIT (b)	17,766	661,251
Capstead Mortgage Corp. REIT	13,211	104,631
Cherry Hill Mortgage Investment Corp. REIT (b)	2,200	32,098
Chimera Investment Corp. REIT (b)	26,445	543,709
Colony Credit Real Estate, Inc. REIT (b)	11,400	150,024
Dynex Capital, Inc. REIT	3,200	54,208
Ellington Financial, Inc.	4,300	78,819
Exantas Capital Corp. REIT	4,275	50,488
Granite Point Mortgage Trust, Inc. REIT	7,634	140,313
Great Ajax Corp. REIT	2,400	35,544
Invesco Mortgage Capital, Inc. REIT	20,300	337,995
KKR Real Estate Finance Trust, Inc. REIT (b)	3,600	73,512
Ladder Capital Corp. REIT	14,527	262,067
MFA Financial, Inc. REIT	63,636	486,815
New Residential Investment Corp. REIT (b)	58,800	947,268
New York Mortgage Trust, Inc. REIT	37,100	231,133
Orchid Island Capital, Inc. REIT (b)	8,900	52,065
PennyMac Mortgage Investment Trust REIT	12,641	281,768
Ready Capital Corp. REIT	4,500	69,390
Redwood Trust, Inc. REIT	15,800	261,332
TPG RE Finance Trust, Inc. REIT	7,000	141,890
Two Harbors Investment Corp. REIT	38,457	562,241
Western Asset Mortgage Capital Corp. REIT (b)	7,356	75,987
Starwood Property Trust, Inc. REIT	38,648	960,789
		10,621,051
MULTI-UTILITIES — 0.3%
Avista Corp.	9,400	452,046
Black Hills Corp.	8,605	675,837
MDU Resources Group, Inc.	28,200	837,822
NorthWestern Corp.	7,155	512,799
Unitil Corp.	2,100	129,822
		2,608,326
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,520	158,534
Dillard's, Inc. Class A (b)	1,405	103,239
JC Penney Co., Inc. (a) (b)	45,400	50,848
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,495	$ 489,499
		802,120
OIL, GAS & CONSUMABLE FUELS — 2.0%
Abraxas Petroleum Corp. (a)	27,744	9,741
Altus Midstream Co. Class A (a) (b)	8,589	24,564
Amplify Energy Corp.	2,303	15,223
Antero Midstream Corp. (b)	35,900	272,481
Antero Resources Corp. (a) (b)	36,874	105,091
Arch Coal, Inc. Class A (b)	2,096	150,367
Ardmore Shipping Corp. (a)	4,700	42,535
Berry Petroleum Corp.	8,800	82,984
Bonanza Creek Energy, Inc. (a)	2,700	63,018
Brigham Minerals, Inc. Class A	2,300	49,312
California Resources Corp. (a) (b)	6,847	61,828
Callon Petroleum Co. (a) (b)	54,185	261,714
Centennial Resource Development, Inc. Class A (a)	27,068	125,054
Chaparral Energy, Inc. Class A (a) (b)	4,800	8,448
Cheniere Energy, Inc. (a)	32,747	1,999,859
Chesapeake Energy Corp. (a) (b)	184,844	152,607
Clean Energy Fuels Corp. (a)	18,900	44,226
CNX Resources Corp. (a)	26,300	232,755
Comstock Resources, Inc. (a) (b)	2,700	22,221
CONSOL Energy, Inc. (a)	3,625	52,599
Continental Resources, Inc.	12,147	416,642
Contura Energy, Inc. (a)	2,575	23,304
CVR Energy, Inc.	4,200	169,806
Delek US Holdings, Inc.	10,408	348,980
Denbury Resources, Inc. (a) (b)	67,965	95,831
DHT Holdings, Inc.	12,892	106,746
Diamond Shipping, Inc. (a)	3,096	51,827
Dorian LPG, Ltd. (a)	3,858	59,722
Earthstone Energy, Inc. Class A (a)	2,785	17,629
Energy Fuels, Inc. (a) (b)	13,301	25,405
EQT Corp. (b)	36,100	393,490
Equitrans Midstream Corp. (b)	28,940	386,638
Evolution Petroleum Corp.	3,829	20,945
Extraction Oil & Gas, Inc. (a) (b)	11,900	25,228
Falcon Minerals Corp.	5,400	38,124
GasLog, Ltd.	5,700	55,803
Golar LNG, Ltd.	13,398	190,520
Goodrich Petroleum Corp. (a)	1,102	11,064
Green Plains, Inc.	4,838	74,650
Gulfport Energy Corp. (a) (b)	22,600	68,704
Hallador Energy Co.	3,350	9,949
HighPoint Resources Corp. (a)	15,882	26,841
International Seaways, Inc. (a)	3,597	107,047
Jagged Peak Energy, Inc. (a) (b)	9,200	78,108
Kosmos Energy, Ltd.	51,300	292,410
Laredo Petroleum, Inc. (a)	25,500	73,185
Magnolia Oil & Gas Corp. Class A (a) (b)	14,300	179,894
Matador Resources Co. (a) (b)	15,700	282,129
Montage Resources Corp. (a) (b)	3,050	24,217

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Murphy Oil Corp. (b)	21,200	$ 568,160
NACCO Industries, Inc. Class A	541	25,335
NextDecade Corp. (a)	2,007	12,323
Nordic American Tankers, Ltd.	19,640	96,629
Northern Oil and Gas, Inc. (a) (b)	41,800	97,812
Oasis Petroleum, Inc. (a)	45,000	146,700
Overseas Shipholding Group, Inc. Class A (a)	9,141	21,024
Panhandle Oil and Gas, Inc. Class A	2,300	25,783
Par Pacific Holdings, Inc. (a)	4,989	115,944
Parsley Energy, Inc. Class A	38,192	722,211
PBF Energy, Inc. Class A	16,952	531,784
PDC Energy, Inc. (a)	8,712	227,993
Peabody Energy Corp.	9,003	82,107
Penn Virginia Corp. (a)	1,895	57,513
PrimeEnergy Resources Corp. (a)	100	15,126
QEP Resources, Inc.	33,765	151,942
Range Resources Corp. (b)	29,400	142,590
Renewable Energy Group, Inc. (a) (b)	5,225	140,814
REX American Resources Corp. (a)	804	65,896
Ring Energy, Inc. (a) (b)	8,475	22,374
Rosehill Resources, Inc. (a)	1,863	2,385
SandRidge Energy, Inc. (a)	4,800	20,352
Scorpio Tankers, Inc.	6,199	243,869
SFL Corp., Ltd.	11,500	167,210
SilverBow Resources, Inc. (a)	1,205	11,929
SM Energy Co.	15,856	178,221
Southwestern Energy Co. (a) (b)	76,700	185,614
SRC Energy, Inc. (a)	34,102	140,500
Talos Energy, Inc. (a)	2,800	84,420
Targa Resources Corp.	32,418	1,323,627
Teekay Corp.	9,734	51,785
Teekay Tankers, Ltd. Class A (a)	3,362	80,587
Tellurian, Inc. (a) (b)	13,327	97,021
Unit Corp. (a)	9,469	6,587
Uranium Energy Corp. (a) (b)	25,100	23,072
W&T Offshore, Inc. (a)	13,300	73,948
Whiting Petroleum Corp. (a) (b)	12,800	93,952
World Fuel Services Corp.	9,149	397,250
WPX Energy, Inc. (a)	58,732	806,978
		14,690,832
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	5,500	200,915
Clearwater Paper Corp. (a)	2,207	47,142
Domtar Corp.	8,113	310,241
Louisiana-Pacific Corp.	16,702	495,548
Neenah, Inc.	2,346	165,229
PH Glatfelter Co.	6,100	111,630
Schweitzer-Mauduit International, Inc.	4,400	184,756
Verso Corp. Class A (a)	4,929	88,870
		1,604,331
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. Class A (a)	5,600	119,224
Edgewell Personal Care Co. (a)	7,579	234,646
Security Description	Shares	Value
elf Beauty, Inc. (a)	3,700	$ 59,681
Herbalife Nutrition, Ltd. (a)	14,076	671,003
Inter Parfums, Inc.	2,500	181,775
Lifevantage Corp. (a)	2,200	34,342
Medifast, Inc. (b)	1,548	169,630
Nature's Sunshine Products, Inc. (a)	1,300	11,609
Nu Skin Enterprises, Inc. Class A	7,758	317,922
Revlon, Inc. Class A (a) (b)	1,000	21,420
USANA Health Sciences, Inc. (a)	1,800	141,390
Youngevity International, Inc. (a) (b)	1,300	4,238
		1,966,880
PHARMACEUTICALS — 1.5%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	25,742
Acer Therapeutics, Inc. (a)	900	3,609
Aclaris Therapeutics, Inc. (a) (b)	5,558	10,505
Aerie Pharmaceuticals, Inc. (a) (b)	6,000	145,020
Akorn, Inc. (a)	15,244	22,866
Amneal Pharmaceuticals, Inc. (a) (b)	16,690	80,446
Amphastar Pharmaceuticals, Inc. (a)	5,100	98,379
ANI Pharmaceuticals, Inc. (a)	1,286	79,308
Arvinas Holding Co. LLC (a)	3,000	123,270
Assertio Therapeutics, Inc. (a)	11,593	14,491
Axsome Therapeutics, Inc. (a) (b)	3,500	361,760
BioDelivery Sciences International, Inc. (a)	11,800	74,576
Cara Therapeutics, Inc. (a) (b)	5,600	90,216
Catalent, Inc. (a)	20,599	1,159,724
cbdMD, Inc. (a) (b)	1,500	3,390
Cerecor, Inc. (a)	3,300	17,787
Chiasma, Inc. (a) (b)	4,800	23,808
Collegium Pharmaceutical, Inc. (a)	4,567	93,989
Corcept Therapeutics, Inc. (a) (b)	13,500	163,350
CorMedix, Inc. (a) (b)	3,600	26,208
Cymabay Therapeutics, Inc. (a)	9,730	19,071
Dermira, Inc. (a) (b)	6,700	101,572
Elanco Animal Health, Inc. (a)	53,000	1,560,850
Eloxx Pharmaceuticals, Inc. (a) (b)	3,539	26,047
Endo International PLC (a)	31,700	148,673
Evofem Biosciences, Inc. (a) (b)	2,500	15,425
Evolus, Inc. (a) (b)	2,600	31,642
EyePoint Pharmaceuticals, Inc. (a) (b)	10,150	15,732
Fulcrum Therapeutics, Inc. (a) (b)	820	13,645
Horizon Therapeutics PLC (a)	26,424	956,549
Innoviva, Inc. (a)	9,053	128,190
Intersect ENT, Inc. (a)	4,330	107,817
Intra-Cellular Therapies, Inc. (a) (b)	6,255	214,609
Jazz Pharmaceuticals PLC (a)	7,818	1,167,071
Kala Pharmaceuticals, Inc. (a) (b)	3,100	11,439
Kaleido Biosciences, Inc. (a) (b)	2,000	10,040
Lannett Co., Inc. (a) (b)	4,597	40,546
Liquidia Technologies, Inc. (a)	1,900	8,122
Mallinckrodt PLC (a) (b)	11,827	41,276
Marinus Pharmaceuticals, Inc. (a) (b)	8,190	17,690
Menlo Therapeutics, Inc. (a)	2,193	10,175
MyoKardia, Inc. (a) (b)	6,300	459,175

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Nektar Therapeutics (a) (b)	23,800	$ 513,723
NGM Biopharmaceuticals, Inc. (a) (b)	3,425	63,328
Ocular Therapeutix, Inc. (a) (b)	6,400	25,280
Odonate Therapeutics, Inc. (a) (b)	1,700	55,165
Omeros Corp. (a) (b)	6,662	93,868
Optinose, Inc. (a) (b)	3,500	32,270
Osmotica Pharmaceuticals PLC (a) (b)	1,300	9,087
Pacira BioSciences, Inc. (a)	5,737	259,886
Paratek Pharmaceuticals, Inc. (a) (b)	5,500	22,165
Phathom Pharmaceuticals, Inc. (a) (b)	1,500	46,710
Phibro Animal Health Corp. Class A	2,900	72,007
Prestige Consumer Healthcare, Inc. (a) (b)	7,116	288,198
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,200	654,176
Recro Pharma, Inc. (a)	2,800	51,324
resTORbio, Inc. (a)	2,300	3,427
Revance Therapeutics, Inc. (a) (b)	6,374	103,450
Satsuma Pharmaceuticals, Inc. (a) (b)	800	15,744
SIGA Technologies, Inc. (a) (b)	7,800	37,206
Strongbridge Biopharma PLC (a)	6,500	13,585
Supernus Pharmaceuticals, Inc. (a)	7,000	166,040
TherapeuticsMD, Inc. (a) (b)	31,200	75,504
Theravance Biopharma, Inc. (a) (b)	6,304	163,211
Tricida, Inc. (a) (b)	3,070	115,862
Verrica Pharmaceuticals, Inc. (a) (b)	1,800	28,602
WaVe Life Sciences, Ltd. (a) (b)	3,210	25,728
Xeris Pharmaceuticals, Inc. (a) (b)	4,200	29,610
Zogenix, Inc. (a) (b)	5,969	311,164
Zynerba Pharmaceuticals, Inc. (a) (b)	3,315	20,023
		11,020,143
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	7,700	20,482
ASGN, Inc. (a)	7,186	509,991
Barrett Business Services, Inc.	1,039	93,988
BG Staffing, Inc.	1,600	35,024
CBIZ, Inc. (a)	7,200	194,112
CoStar Group, Inc. (a)	5,124	3,065,689
CRA International, Inc.	1,045	56,921
Exponent, Inc.	7,250	500,323
Forrester Research, Inc.	1,500	62,550
Franklin Covey Co. (a)	1,383	44,574
FTI Consulting, Inc. (a)	5,300	586,498
GP Strategies Corp. (a)	1,800	23,814
Heidrick & Struggles International, Inc.	2,700	87,750
Huron Consulting Group, Inc. (a)	3,120	214,406
ICF International, Inc.	2,602	238,395
InnerWorkings, Inc. (a)	6,200	34,162
Insperity, Inc.	5,310	456,872
Kelly Services, Inc. Class A	4,695	106,013
Kforce, Inc.	2,900	115,130
Korn Ferry	7,955	337,292
Security Description	Shares	Value
ManpowerGroup, Inc.	8,316	$ 807,484
Mistras Group, Inc. (a)	2,587	36,917
Resources Connection, Inc.	4,300	70,219
TransUnion	26,564	2,274,144
TriNet Group, Inc. (a)	6,300	356,643
TrueBlue, Inc. (a)	5,500	132,330
Upwork, Inc. (a) (b)	8,100	86,427
Willdan Group, Inc. (a)	1,400	44,492
		10,592,642
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a)	800	15,464
American Realty Investors, Inc. (a)	300	5,139
Consolidated-Tomoka Land Co.	723	43,611
Cushman & Wakefield PLC (a) (b)	15,900	324,996
eXp World Holdings, Inc. (a) (b)	2,900	32,857
Forestar Group, Inc. (a)	1,706	35,570
FRP Holdings, Inc. (a)	945	47,070
Griffin Industrial Realty, Inc.	120	4,746
Howard Hughes Corp. (a)	5,641	715,279
Jones Lang LaSalle, Inc.	7,250	1,262,153
Kennedy-Wilson Holdings, Inc.	17,342	386,727
Marcus & Millichap, Inc. (a)	3,200	119,200
Maui Land & Pineapple Co., Inc. (a)	736	8,280
Newmark Group, Inc. Class A	20,261	272,612
Rafael Holdings, Inc. Class B (a)	1,702	30,364
RE/MAX Holdings, Inc. Class A	2,500	96,225
Realogy Holdings Corp. (b)	16,061	155,470
Redfin Corp. (a) (b)	12,600	266,364
RMR Group, Inc. Class A	2,166	98,856
St. Joe Co. (a) (b)	4,700	93,201
Stratus Properties, Inc. (a)	900	27,882
Tejon Ranch Co. (a)	3,000	47,940
Transcontinental Realty Investors, Inc. (a)	207	8,255
		4,098,261
ROAD & RAIL — 1.2%
AMERCO	1,213	455,870
ArcBest Corp.	3,598	99,305
Avis Budget Group, Inc. (a)	8,102	261,208
Covenant Transportation Group, Inc. Class A (a)	1,745	22,554
Daseke, Inc. (a) (b)	6,464	20,426
Heartland Express, Inc.	6,440	135,562
Hertz Global Holdings, Inc. (a)	14,330	225,697
Knight-Swift Transportation Holdings, Inc. (b)	17,471	626,161
Landstar System, Inc.	5,625	640,519
Lyft, Inc. Class A (a) (b)	27,000	1,161,540
Marten Transport, Ltd.	5,504	118,281
PAM Transportation Services, Inc. (a)	250	14,427
Roadrunner Transportation Systems, Inc. (a) (b)	600	5,526
Ryder System, Inc.	7,345	398,907

See accompanying notes to financial statements.
141

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Saia, Inc. (a)	3,700	$ 344,544
Schneider National, Inc. Class B	7,900	172,378
Uber Technologies, Inc. (a)	134,600	4,003,004
Universal Logistics Holdings, Inc.	1,329	25,198
US Xpress Enterprises, Inc. Class A (a) (b)	3,899	19,612
Werner Enterprises, Inc.	6,400	232,896
YRC Worldwide, Inc. (a) (b)	5,961	15,201
		8,998,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Adesto Technologies Corp. (a) (b)	3,800	32,300
Advanced Energy Industries, Inc. (a)	5,400	384,480
Alpha & Omega Semiconductor, Ltd. (a)	2,887	39,321
Ambarella, Inc. (a)	4,480	271,309
Amkor Technology, Inc. (a)	13,852	180,076
Axcelis Technologies, Inc. (a)	4,585	110,476
AXT, Inc. (a)	6,253	27,201
Brooks Automation, Inc.	10,000	419,600
Cabot Microelectronics Corp.	4,112	593,444
CEVA, Inc. (a)	3,099	83,549
Cirrus Logic, Inc. (a)	8,240	679,058
Cohu, Inc.	5,691	130,039
Cree, Inc. (a)	15,315	706,787
Cypress Semiconductor Corp.	52,285	1,219,809
Diodes, Inc. (a)	5,792	326,495
DSP Group, Inc. (a)	3,096	48,731
Enphase Energy, Inc. (a) (b)	13,000	339,690
Entegris, Inc.	19,098	956,619
First Solar, Inc. (a) (b)	11,651	651,990
FormFactor, Inc. (a)	10,665	276,970
GSI Technology, Inc. (a)	2,400	17,016
Ichor Holdings, Ltd. (a)	3,099	103,104
Impinj, Inc. (a) (b)	2,400	62,064
Inphi Corp. (a)	6,349	469,953
Lattice Semiconductor Corp. (a)	17,780	340,309
MACOM Technology Solutions Holdings, Inc. (a)	6,452	171,623
Marvell Technology Group, Ltd.	94,142	2,500,412
MaxLinear, Inc. (a)	9,300	197,346
MKS Instruments, Inc.	7,649	841,467
Monolithic Power Systems, Inc.	5,923	1,054,412
NeoPhotonics Corp. (a)	5,600	49,392
NVE Corp.	686	48,980
ON Semiconductor Corp. (a)	57,901	1,411,626
Onto Innovation, Inc. (a)	6,824	249,349
PDF Solutions, Inc. (a)	4,029	68,050
Photronics, Inc. (a)	9,200	144,992
Power Integrations, Inc.	4,000	395,640
Rambus, Inc. (a)	15,600	214,890
Semtech Corp. (a)	9,258	489,748
Silicon Laboratories, Inc. (a)	6,069	703,883
SMART Global Holdings, Inc. (a)	1,890	71,707
SunPower Corp. (a) (b)	8,855	69,069
Synaptics, Inc. (a) (b)	4,738	311,618
Security Description	Shares	Value
Teradyne, Inc.	23,723	$ 1,617,671
Ultra Clean Holdings, Inc. (a)	5,580	130,963
Universal Display Corp.	6,079	1,252,700
Veeco Instruments, Inc. (a)	6,808	99,975
Xperi Corp.	6,942	128,427
		20,694,330
SOFTWARE — 7.9%
2U, Inc. (a) (b)	7,905	189,641
8x8, Inc. (a) (b)	13,200	241,560
A10 Networks, Inc. (a)	6,900	47,403
ACI Worldwide, Inc. (a)	16,266	616,237
Agilysys, Inc. (a)	2,957	75,137
Alarm.com Holdings, Inc. (a)	5,200	223,444
Altair Engineering, Inc. Class A (a) (b)	5,600	201,096
Alteryx, Inc. Class A (a) (b)	6,475	647,953
American Software, Inc. Class A	4,100	61,008
Anaplan, Inc. (a)	12,124	635,298
Appfolio, Inc. Class A (a) (b)	2,185	240,241
Appian Corp. (a) (b)	4,800	183,408
Aspen Technology, Inc. (a)	9,653	1,167,337
Atlassian Corp. PLC Class A (a)	16,700	2,009,678
Avalara, Inc. (a)	6,681	489,383
Avaya Holdings Corp. (a) (b)	15,600	210,600
Benefitfocus, Inc. (a) (b)	4,141	90,854
Blackbaud, Inc.	6,890	548,444
Blackline, Inc. (a)	6,100	314,516
Bottomline Technologies DE, Inc. (a)	6,100	326,960
Box, Inc. Class A (a)	20,165	338,369
CDK Global, Inc.	17,273	944,488
Cerence, Inc. (a)	5,120	115,866
Ceridian HCM Holding, Inc. (a) (b)	13,248	899,274
ChannelAdvisor Corp. (a)	3,800	34,352
Cision, Ltd. (a)	12,900	128,613
Cloudera, Inc. (a) (b)	33,921	394,501
CommVault Systems, Inc. (a)	5,742	256,323
Cornerstone OnDemand, Inc. (a)	8,075	472,791
Coupa Software, Inc. (a) (b)	8,900	1,301,625
Digimarc Corp. (a) (b)	1,640	55,038
Digital Turbine, Inc. (a)	11,100	79,143
DocuSign, Inc. (a)	22,024	1,632,199
Domo, Inc. Class B (a)	2,500	54,300
Dropbox, Inc. Class A (a)	30,024	537,730
Dynatrace, Inc. (a) (b)	9,100	230,230
Ebix, Inc. (b)	3,298	110,186
eGain Corp. (a)	2,894	22,920
Elastic NV (a)	6,400	411,520
Envestnet, Inc. (a)	6,852	477,105
Everbridge, Inc. (a) (b)	4,700	366,976
Fair Isaac Corp. (a)	4,005	1,500,593
FireEye, Inc. (a)	28,247	466,923
Five9, Inc. (a)	8,408	551,397
ForeScout Technologies, Inc. (a) (b)	6,000	196,800
GTY Technology Holdings, Inc. (a) (b)	5,600	32,984
Guidewire Software, Inc. (a) (b)	11,692	1,283,431

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
HubSpot, Inc. (a)	5,753	$ 911,850
Ideanomics, Inc. (a) (b)	9,200	7,872
Instructure, Inc. (a) (b)	4,900	236,229
Intelligent Systems Corp. (a)	945	37,743
j2 Global, Inc. (b)	6,569	615,581
LivePerson, Inc. (a) (b)	8,800	325,600
LogMeIn, Inc.	6,783	581,574
Majesco (a)	1,200	9,900
Manhattan Associates, Inc. (a)	9,032	720,302
Medallia, Inc. (a)	2,320	72,175
MicroStrategy, Inc. Class A (a)	1,164	166,021
Mitek Systems, Inc. (a)	5,261	40,247
MobileIron, Inc. (a)	13,904	67,573
Model N, Inc. (a)	4,700	164,829
New Relic, Inc. (a)	7,031	462,007
Nuance Communications, Inc. (a)	40,546	722,935
Nutanix, Inc. Class A (a)	24,000	750,240
OneSpan, Inc. (a)	4,600	78,752
Pagerduty, Inc. (a) (b)	5,998	140,293
Palo Alto Networks, Inc. (a)	13,459	3,112,394
Paycom Software, Inc. (a)	6,985	1,849,349
Paylocity Holding Corp. (a)	4,874	588,877
Pegasystems, Inc. (b)	5,361	427,004
Phunware, Inc. (a) (b)	5,765	6,860
Ping Identity Holding Corp. (a)	1,900	46,170
Pluralsight, Inc. Class A (a) (b)	8,800	151,448
Progress Software Corp.	6,300	261,765
Proofpoint, Inc. (a)	7,902	906,992
PROS Holdings, Inc. (a)	4,600	275,632
PTC, Inc. (a)	14,729	1,103,055
Q2 Holdings, Inc. (a) (b)	6,200	502,696
QAD, Inc. Class A	1,600	81,488
Qualys, Inc. (a)	4,761	396,925
Rapid7, Inc. (a)	6,925	387,939
RealPage, Inc. (a)	11,276	606,085
Rimini Street, Inc. (a)	2,900	11,252
RingCentral, Inc. Class A (a)	10,551	1,779,637
Rosetta Stone, Inc. (a)	2,900	52,606
SailPoint Technologies Holding, Inc. (a)	12,100	285,560
SecureWorks Corp. Class A (a) (b)	1,198	19,959
SharpSpring, Inc. (a) (b)	1,360	15,599
ShotSpotter, Inc. (a) (b)	1,100	28,050
Smartsheet, Inc. Class A (a)	12,380	556,110
SolarWinds Corp. (a) (b)	6,400	118,720
Splunk, Inc. (a)	21,932	3,284,756
SPS Commerce, Inc. (a)	4,902	271,669
SS&C Technologies Holdings, Inc.	31,408	1,928,451
SVMK, Inc. (a)	12,200	218,014
Synchronoss Technologies, Inc. (a)	6,000	28,500
Telaria, Inc. (a)	6,200	54,622
Telenav, Inc. (a)	4,752	23,095
Tenable Holdings, Inc. (a)	5,300	126,988
Teradata Corp. (a)	15,867	424,760
TiVo Corp.	17,569	148,985
Trade Desk, Inc. Class A (a) (b)	5,549	1,441,519
Security Description	Shares	Value
Tyler Technologies, Inc. (a)	5,402	$ 1,620,708
Upland Software, Inc. (a) (b)	3,200	114,272
Varonis Systems, Inc. (a)	4,190	325,605
Verint Systems, Inc. (a)	9,329	516,453
VirnetX Holding Corp. (a) (b)	8,700	33,060
VMware, Inc. Class A (a) (b)	10,899	1,654,359
Workday, Inc. Class A (a)	23,078	3,795,177
Workiva, Inc. (a)	5,200	218,660
Yext, Inc. (a) (b)	13,300	191,786
Zendesk, Inc. (a)	15,687	1,202,095
Zix Corp. (a)	7,500	50,850
Zscaler, Inc. (a) (b)	8,900	413,850
Zuora, Inc. Class A (a)	12,500	179,125
		59,367,129
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	9,497	542,374
Abercrombie & Fitch Co. Class A	8,896	153,812
American Eagle Outfitters, Inc.	22,466	330,250
America's Car-Mart, Inc. (a)	889	97,488
Asbury Automotive Group, Inc. (a)	2,722	304,292
Ascena Retail Group, Inc. (a) (b)	1,408	10,793
At Home Group, Inc. (a) (b)	6,700	36,850
AutoNation, Inc. (a)	7,669	372,943
Barnes & Noble Education, Inc. (a)	5,800	24,766
Bed Bath & Beyond, Inc.	17,158	296,833
Boot Barn Holdings, Inc. (a)	3,900	173,667
Buckle, Inc. (b)	4,109	111,107
Burlington Stores, Inc. (a)	9,309	2,122,731
Caleres, Inc.	5,590	132,762
Camping World Holdings, Inc. Class A	4,600	67,804
Carvana Co. (a) (b)	6,404	589,488
Cato Corp. Class A	3,100	53,940
Chico's FAS, Inc.	16,500	62,865
Children's Place, Inc. (b)	2,142	133,918
Citi Trends, Inc.	1,600	36,992
Conn's, Inc. (a) (b)	2,543	31,508
Container Store Group, Inc. (a) (b)	2,873	12,124
Designer Brands, Inc. Class A	8,800	138,512
Dick's Sporting Goods, Inc. (b)	9,044	447,588
Express, Inc. (a)	9,249	45,043
Five Below, Inc. (a)	7,783	995,134
Floor & Decor Holdings, Inc. Class A (a)	9,700	492,857
Foot Locker, Inc.	15,100	588,749
GameStop Corp. Class A (b)	12,665	77,003
Genesco, Inc. (a)	2,005	96,080
GNC Holdings, Inc. Class A (a) (b)	11,512	31,082
Group 1 Automotive, Inc.	2,452	245,200
Guess?, Inc. (b)	6,500	145,470
Haverty Furniture Cos., Inc.	2,555	51,509
Hibbett Sports, Inc. (a)	2,434	68,249
Hudson, Ltd. Class A (a)	5,600	85,904
J. Jill, Inc. (b)	3,000	3,390
Lithia Motors, Inc. Class A	3,114	457,758

See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Lumber Liquidators Holdings, Inc. (a) (b)	3,976	$ 38,846
MarineMax, Inc. (a)	2,976	49,669
Michaels Cos., Inc. (a)	11,885	96,150
Monro, Inc.	4,598	359,564
Murphy USA, Inc. (a)	4,086	478,062
National Vision Holdings, Inc. (a)	11,005	356,892
Office Depot, Inc.	76,698	210,153
Party City Holdco, Inc. (a) (b)	9,070	21,224
Penske Automotive Group, Inc. (b)	4,777	239,901
Rent-A-Center, Inc.	7,000	201,880
RH (a) (b)	2,329	497,241
RTW RetailWinds, Inc. (a)	4,366	3,497
Sally Beauty Holdings, Inc. (a) (b)	17,007	310,378
Shoe Carnival, Inc. (b)	1,300	48,464
Signet Jewelers, Ltd. (b)	7,300	158,702
Sleep Number Corp. (a)	3,976	195,778
Sonic Automotive, Inc. Class A	3,395	105,245
Sportsman's Warehouse Holdings, Inc. (a)	5,970	47,939
Tailored Brands, Inc. (b)	7,052	29,195
Tilly's, Inc. Class A	3,098	37,951
Urban Outfitters, Inc. (a) (b)	9,714	269,758
Williams-Sonoma, Inc. (b)	11,048	811,365
Winmark Corp.	399	79,122
Zumiez, Inc. (a)	2,800	96,712
		14,412,523
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	16,200	141,750
AstroNova, Inc.	1,120	15,366
Avid Technology, Inc. (a)	3,997	34,294
Dell Technologies, Inc. Class C (a)	21,547	1,107,300
Diebold Nixdorf, Inc. (a) (b)	10,836	114,428
Immersion Corp. (a)	4,435	32,952
NCR Corp. (a) (b)	18,067	635,236
Pure Storage, Inc. Class A (a)	32,900	562,919
Sonim Technologies, Inc. (a) (b)	600	2,178
Stratasys, Ltd. (a)	7,282	147,279
		2,793,702
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter's, Inc.	6,129	670,145
Centric Brands, Inc. (a) (b)	2,815	6,108
Columbia Sportswear Co.	4,165	417,291
Crocs, Inc. (a)	9,700	406,333
Culp, Inc.	1,700	23,154
Deckers Outdoor Corp. (a)	3,957	668,179
Delta Apparel, Inc. (a)	1,000	31,100
Fossil Group, Inc. (a) (b)	6,600	52,008
G-III Apparel Group, Ltd. (a)	6,181	207,063
Kontoor Brands, Inc. (a) (b)	6,200	260,338
Lululemon Athletica, Inc. (a)	16,764	3,883,716
Movado Group, Inc.	2,200	47,828
Oxford Industries, Inc. (b)	2,330	175,729
Security Description	Shares	Value
Rocky Brands, Inc.	1,105	$ 32,520
Skechers U.S.A., Inc. Class A (a)	18,647	805,364
Steven Madden, Ltd.	11,813	508,077
Superior Group of Cos., Inc.	1,500	20,310
Unifi, Inc. (a)	2,010	50,773
Vera Bradley, Inc. (a)	2,900	34,220
Vince Holding Corp. (a)	515	8,915
Wolverine World Wide, Inc.	11,280	380,587
		8,689,758
THRIFTS & MORTGAGE FINANCE — 1.1%
Axos Financial, Inc. (a)	8,200	248,296
Bridgewater Bancshares, Inc. (a)	3,150	43,407
Capitol Federal Financial, Inc.	18,600	255,378
Columbia Financial, Inc. (a)	7,400	125,356
Entegra Financial Corp. (a)	1,100	33,176
ESSA Bancorp, Inc.	1,400	23,730
Essent Group, Ltd.	13,608	707,480
Federal Agricultural Mortgage Corp. Class C	1,295	108,132
First Defiance Financial Corp.	2,771	87,259
Flagstar Bancorp, Inc.	4,900	187,425
FS Bancorp, Inc.	600	38,274
Greene County Bancorp, Inc.	600	17,274
Hingham Institution for Savings	239	50,238
Home Bancorp, Inc.	1,100	43,109
HomeStreet, Inc. (a)	3,174	107,916
Kearny Financial Corp.	11,224	155,228
LendingTree, Inc. (a) (b)	1,133	343,797
Luther Burbank Corp.	2,800	32,284
Merchants Bancorp	1,200	23,652
Meridian Bancorp, Inc.	6,730	135,206
Meta Financial Group, Inc.	4,943	180,469
MGIC Investment Corp.	49,262	698,043
MMA Capital Holdings, Inc. (a)	800	25,440
Mr Cooper Group, Inc. (a)	10,694	133,782
New York Community Bancorp, Inc.	64,323	773,162
NMI Holdings, Inc. Class A (a)	9,200	305,256
Northfield Bancorp, Inc.	6,180	104,813
Northwest Bancshares, Inc.	14,200	236,146
OceanFirst Financial Corp.	7,707	196,837
Ocwen Financial Corp. (a)	21,400	29,318
OP Bancorp	2,000	20,740
PCSB Financial Corp.	2,296	46,494
PennyMac Financial Services, Inc.	3,497	119,038
Pioneer Bancorp, Inc. (a) (b)	1,600	24,496
Ponce de Leon Federal Bank (a)	1,400	20,580
Provident Bancorp, Inc. (a)	1,414	17,604
Provident Financial Holdings, Inc.	900	19,710
Provident Financial Services, Inc.	8,600	211,990
Prudential Bancorp, Inc.	1,400	25,942
Radian Group, Inc.	28,508	717,261
Riverview Bancorp, Inc.	3,300	27,093
Southern Missouri Bancorp, Inc.	1,100	42,196
Sterling Bancorp, Inc.	2,300	18,630
Territorial Bancorp, Inc.	1,055	32,642
TFS Financial Corp.	6,929	136,363

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Timberland Bancorp, Inc.	1,000	$ 29,740
TrustCo Bank Corp. NY	13,400	116,178
United Community Financial Corp.	6,600	76,956
Walker & Dunlop, Inc.	3,900	252,252
Washington Federal, Inc.	11,117	407,438
Waterstone Financial, Inc.	3,300	62,799
Western New England Bancorp, Inc.	3,400	32,742
WSFS Financial Corp.	7,263	319,499
		8,228,266
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	19,400	21,340
Pyxus International, Inc. (a) (b)	1,500	13,410
Turning Point Brands, Inc. (b)	1,300	37,180
Universal Corp.	3,441	196,344
Vector Group, Ltd. (b)	15,696	210,169
		478,443
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	14,956	710,709
Aircastle, Ltd.	7,400	236,874
Applied Industrial Technologies, Inc.	5,415	361,126
Beacon Roofing Supply, Inc. (a)	9,549	305,377
BlueLinx Holdings, Inc. (a) (b)	1,300	18,525
BMC Stock Holdings, Inc. (a)	9,425	270,403
CAI International, Inc. (a)	2,303	66,741
DXP Enterprises, Inc. (a)	2,300	91,563
EVI Industries, Inc. (b)	620	16,765
Foundation Building Materials, Inc. (a)	2,900	56,115
GATX Corp. (b)	4,985	413,007
General Finance Corp. (a)	2,000	22,140
GMS, Inc. (a)	5,700	154,356
H&E Equipment Services, Inc.	4,500	150,435
HD Supply Holdings, Inc. (a)	23,469	943,923
Herc Holdings, Inc. (a)	3,438	168,256
Kaman Corp.	3,899	257,022
Lawson Products, Inc. (a)	600	31,260
MRC Global, Inc. (a)	11,100	151,404
MSC Industrial Direct Co., Inc. Class A	6,199	486,436
NOW, Inc. (a)	15,300	171,972
Rush Enterprises, Inc. Class A	3,800	176,700
Rush Enterprises, Inc. Class B	600	27,420
SiteOne Landscape Supply, Inc. (a) (b)	5,800	525,770
Systemax, Inc.	1,700	42,772
Textainer Group Holdings, Ltd. (a)	7,465	79,950
Titan Machinery, Inc. (a)	2,700	39,906
Transcat, Inc. (a)	1,100	35,046
Triton International, Ltd.	7,600	305,520
Univar, Inc. (a) (b)	24,064	583,311
Veritiv Corp. (a)	1,791	35,229
Watsco, Inc.	4,570	823,286
WESCO International, Inc. (a)	5,928	352,064
Security Description	Shares	Value
Willis Lease Finance Corp. (a)	410	$ 24,153
		8,135,536
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	10,420	446,393
WATER UTILITIES — 0.4%
American States Water Co.	5,146	445,849
Aqua America, Inc.	30,637	1,438,101
AquaVenture Holdings, Ltd. (a)	2,000	54,240
Artesian Resources Corp. Class A	1,151	42,829
Cadiz, Inc. (a) (b)	1,900	20,938
California Water Service Group	6,776	349,370
Consolidated Water Co., Ltd.	2,000	32,600
Global Water Resources, Inc.	1,700	22,355
Middlesex Water Co.	2,310	146,847
Pure Cycle Corp. (a)	2,400	30,216
SJW Group	3,700	262,922
York Water Co.	1,800	82,998
		2,929,265
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	6,100	66,795
Gogo, Inc. (a) (b)	7,710	49,344
Shenandoah Telecommunications Co.	6,750	280,867
Spok Holdings, Inc.	2,500	30,575
Sprint Corp. (a) (b)	80,403	418,900
Telephone & Data Systems, Inc.	14,200	361,106
United States Cellular Corp. (a)	2,135	77,351
		1,284,938
TOTAL COMMON STOCKS (Cost $618,035,423)		727,695,717
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc.	85	161
Tobira Therapeutics, Inc. (CVR) (a)	200	2,784
		2,945
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a)	3,090	1,616
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	2,400	579
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	6,500	650
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b)	3,400	612
TOTAL RIGHTS (Cost $2,716)		6,402

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	18,312,980	$ 18,314,812
State Street Navigator Securities Lending Portfolio II (g) (h)	44,562,252	44,562,252
TOTAL SHORT-TERM INVESTMENTS (Cost $62,875,638)		62,877,064
TOTAL INVESTMENTS — 105.5% (Cost $680,913,777)		790,579,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(41,377,111)
NET ASSETS — 100.0%		$ 749,202,072
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0.
(d)	Amount is less than 0.05% of net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	92	03/20/2020	$7,561,880	$7,684,760	$122,880
E-mini S&P MidCap 400 Index (long)	45	03/20/2020	9,183,027	9,291,600	108,573
Total unrealized appreciation/depreciation on open futures contracts.					$231,453
During the period ended December 31, 2019, average notional value related to futures contracts was $8,003,714 or 1% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$727,695,717	$ —	$ 0(a)	$727,695,717
Rights	—	6,402	—	6,402
Short-Term Investments	62,877,064	—	—	62,877,064
TOTAL INVESTMENTS	$790,572,781	$6,402	$ 0	$790,579,183
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	231,453	—	—	231,453
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 231,453	$ —	$—	$ 231,453
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$790,804,234	$6,402	$—	$790,810,636
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2019.
See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 88,246,877	$ 69,933,182	$(309)	$1,426	18,312,980	$18,314,812	$165,611
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,927,293	16,927,293	202,202,906	219,130,199	—	—	—	—	217,139
State Street Navigator Securities Lending Portfolio II	24,606,690	24,606,690	235,462,274	215,506,712	—	—	44,562,252	44,562,252	541,970
Total		$41,533,983	$525,912,057	$504,570,093	$(309)	$1,426		$62,877,064	$924,720
See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,025,687,410	$2,011,748,283	$727,702,119
Investments in affiliated issuers, at value	51,669,585	144,820,295	62,877,064
Total Investments	1,077,356,995	2,156,568,578	790,579,183
Foreign currency, at value	—	11,651,187	—
Net cash at broker	—	5,631,012	386,937
Cash	8,011	—	1,563
Receivable from broker — accumulated variation margin on open futures contracts	—	656,764	231,765
Receivable for investments sold	158,108,692	454,592,395	201,683,280
Receivable for fund shares sold	594,644	2,440,000	1,883,000
Dividends receivable — unaffiliated issuers	—	2,639,256	1,173,475
Dividends receivable — affiliated issuers	64,044	169,289	66,608
Interest receivable — unaffiliated issuers	6,082,387	—	—
Securities lending income receivable — unaffiliated issuers	4,838	23,845	9,533
Securities lending income receivable — affiliated issuers	12,394	59,439	56,673
Receivable from Adviser	35,728	—	35,511
Receivable for foreign taxes recoverable	239	2,936,510	—
Other Receivable	439	—	—
Prepaid expenses and other assets	2,743	5,575	2,052
TOTAL ASSETS	1,242,271,154	2,637,373,850	996,109,580
LIABILITIES
Due to custodian	—	92,171	—
Payable upon return of securities loaned	30,806,743	25,878,290	44,562,252
Payable for investments purchased	14,270,691	369,001	—
Payable for fund shares repurchased	163,523,307	512,220,853	202,266,044
Deferred foreign taxes payable	—	494,086	—
Custodian, sub-administration and transfer agent fees payable	12,743	62,065	14,407
Accrued Trustees' fees and expenses	210	463	157
Registration and filing fees payable	35,283	26,053	14,510
Professional fees payable	34,572	34,449	34,458
Printing and postage fees payable	7,573	17,734	5,551
Accrued expenses and other liabilities	1,535	879,783	10,129
TOTAL LIABILITIES	208,692,657	540,074,948	246,907,508
NET ASSETS	$1,033,578,497	$2,097,298,902	$749,202,072
NET ASSETS CONSIST OF:
Paid-in Capital	$1,004,515,228	$1,869,428,927	$640,837,443
Total distributable earnings (loss)**	29,063,269	227,869,975	108,364,629
NET ASSETS	$1,033,578,497	$2,097,298,902	$749,202,072
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.26	$ 10.66	$ 12.73
Shares of beneficial interest	100,772,654	196,746,111	58,838,383
Net Assets	$1,033,578,497	$2,097,298,902	$749,202,072
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 993,736,655	$1,713,147,615	$618,038,139
Investments in affiliated issuers	51,668,755	144,820,393	62,875,638
Total cost of investments	$1,045,405,410	$1,857,968,008	$680,913,777
Foreign currency, at cost	$ —	$ 11,571,480	$ —
* Includes investments in securities on loan, at value	$ 74,296,803	$ 54,906,115	$111,738,842
** Includes deferred foreign taxes	$ —	$ 494,086	$ —
See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2019

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$29,000,287	$ 72,381	$ 11,060
Dividend income — unaffiliated issuers	—	76,254,909	10,991,750
Dividend income — affiliated issuers	415,121	1,615,921	382,750
Unaffiliated securities lending income	28,935	156,168	109,565
Affiliated securities lending income	76,982	715,164	541,970
Foreign taxes withheld	—	(6,892,569)	(7,923)
TOTAL INVESTMENT INCOME (LOSS)	29,521,325	71,921,974	12,029,172
EXPENSES
Custodian, sub-administration and transfer agent fees	161,180	876,304	129,340
Trustees’ fees and expenses	36,681	58,983	31,864
Registration and filing fees	18,644	—	3,045
Professional fees and expenses	205,503	202,482	199,227
Printing and postage fees	18,299	44,527	14,315
Insurance expense	5,119	11,164	3,826
Miscellaneous expenses	16,804	66,583	21,384
TOTAL EXPENSES	462,230	1,260,043	403,001
Expenses waived/reimbursed by the Adviser	(197,621)	—	(164,709)
NET EXPENSES	264,609	1,260,043	238,292
NET INVESTMENT INCOME (LOSS)	$29,256,716	$ 70,661,931	$ 11,790,880
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,200,299	(47,390,839)	18,851,421
Investments — affiliated issuers	(282)	2,036	(309)
Foreign currency transactions	—	(195,303)	—
Futures contracts	—	8,082,997	1,926,004
Net realized gain (loss)	4,200,017	(39,501,109)	20,777,116
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	51,902,519	394,870,691	153,016,672
Investments — affiliated issuers	830	(98)	1,426
Foreign currency translations	—	57,635	—
Futures contracts	—	2,598,889	898,832
Net change in unrealized appreciation/depreciation	51,903,349	397,527,117	153,916,930
NET REALIZED AND UNREALIZED GAIN (LOSS)	56,103,366	358,026,008	174,694,046
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,360,082	$428,687,939	$186,484,926
** Includes foreign deferred taxes	$ —	$ (159,332)	$ —
See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,256,716	$ 22,747,408	$ 70,661,931	$ 56,416,890	$ 11,790,880	$ 9,258,320
Net realized gain (loss)	4,200,017	(3,210,271)	(39,501,109)	(20,725,327)	20,777,116	23,638,032
Net change in unrealized appreciation/depreciation	51,903,349	(17,781,652)	397,527,117	(332,439,999)	153,916,930	(92,935,148)
Net increase (decrease) in net assets resulting from operations	85,360,082	1,755,485	428,687,939	(296,748,436)	186,484,926	(60,038,796)
Distributions to shareholders	(31,375,273)	(23,874,830)	(74,874,677)	(54,663,652)	(33,388,501)	(33,894,404)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	350,758,636	316,690,779	614,713,722	722,635,717	237,969,754	309,094,040
Reinvestment of distributions	31,375,273	23,874,830	74,874,677	54,663,652	33,388,500	33,894,404
Cost of shares redeemed	(249,299,011)	(159,228,020)	(853,701,487)	(173,549,380)	(303,985,012)	(85,192,583)
Net increase (decrease) in net assets from capital transactions	132,834,898	181,337,589	(164,113,088)	603,749,989	(32,626,758)	257,795,861
Net increase (decrease) in net assets during the period	186,819,707	159,218,244	189,700,174	252,337,901	120,469,667	163,862,661
Net assets at beginning of period	846,758,790	687,540,546	1,907,598,728	1,655,260,827	628,732,405	464,869,744
NET ASSETS AT END OF PERIOD	$1,033,578,497	$ 846,758,790	$2,097,298,902	$1,907,598,728	$ 749,202,072	$628,732,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	34,872,351	32,365,364	60,940,263	68,580,109	19,619,551	25,863,265
Reinvestment of distributions	3,098,209	2,467,864	7,070,319	6,176,684	2,620,761	3,434,084
Shares redeemed	(24,423,487)	(16,375,548)	(82,657,190)	(16,515,326)	(24,375,104)	(6,729,051)
Net increase (decrease) from share transactions	13,547,073	18,457,680	(14,646,608)	58,241,467	(2,134,792)	22,568,298
See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 9.91	$ 9.89	$ 10.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.26	0.23	0.23	0.20
Net realized and unrealized gain (loss)	0.57	(0.28)	0.10	0.01	(0.13)
Total from investment operations	0.85	(0.02)	0.33	0.24	0.07
Voluntary contribution from Adviser	—	—	—	—	0.00(b)
Distributions to shareholders from:
Net investment income	(0.30)	(0.27)	(0.24)	(0.21)	(0.19)
Net realized gains	—	—	—	(0.01)	(0.11)
Return of Capital	—	—	—	—	(0.02)
Total distributions	(0.30)	(0.27)	(0.24)	(0.22)	(0.32)
Net asset value, end of period	$ 10.26	$ 9.71	$ 10.00	$ 9.91	$ 9.89
Total return (c)	8.69%	(0.12)%	3.38%	2.39%	0.65%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,033,578	$846,759	$687,541	$249,906	$83,842
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.06%	0.14%	0.17%
Net expenses	0.03%	0.03%	0.03%	0.01%	0.03%
Net investment income (loss)	2.76%	2.73%	2.31%	2.24%	2.00%
Portfolio turnover rate	69%	90%	99%	194%	62%(e)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 9.02	$ 10.81	$ 8.73	$ 8.45	$ 9.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.30	0.26	0.22	0.25
Net realized and unrealized gain (loss)	1.64	(1.82)	2.12	0.20	(0.79)
Total from investment operations	1.96	(1.52)	2.38	0.42	(0.54)
Voluntary contribution from Adviser	—	—	—	—	0.00(b)
Distributions to shareholders from:
Net investment income	(0.32)	(0.27)	(0.25)	(0.14)	(0.18)
Net realized gains	—	(0.00)(b)	(0.05)	—	—
Total distributions	(0.32)	(0.27)	(0.30)	(0.14)	(0.18)
Net asset value, end of period	$ 10.66	$ 9.02	$ 10.81	$ 8.73	$ 8.45
Total return (c)	21.70%	(13.99)%	27.20%	5.06%	(5.84)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,097,299	$1,907,599	$1,655,261	$552,700	$117,461
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.23%	0.48%
Net expenses	0.06%	0.06%	0.06%	0.08%	0.08%
Net investment income (loss)	3.19%	2.89%	2.59%	2.51%	2.73%
Portfolio turnover rate	28%	4%	2%	8%	3%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 08/12/15* - 12/31/15
Net asset value, beginning of period	$ 10.31	$ 12.10	$ 10.65	$ 9.30	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.19	0.17	0.15	0.06
Net realized and unrealized gain (loss)	2.71	(1.31)	1.76	1.38	(0.69)
Total from investment operations	2.89	(1.12)	1.93	1.53	(0.63)
Distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.15)	(0.09)	(0.06)
Net realized gains	(0.30)	(0.48)	(0.33)	(0.09)	(0.01)
Total distributions	(0.47)	(0.67)	(0.48)	(0.18)	(0.07)
Net asset value, end of period	$ 12.73	$ 10.31	$ 12.10	$ 10.65	$ 9.30
Total return (b)	27.98%	(9.07)%	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$749,202	$628,732	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.07%	0.22%	0.41%(c)
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	1.48%	1.52%	1.46%	1.55%	1.61%(c)
Portfolio turnover rate	51%	22%	21%	21%	8%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (formerly, State Street Global Equity ex-U.S. Index Fund) (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (formerly, State Street Global Equity ex-U.S. Index Portfolio) (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2019
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	22.94%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	20.56%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	14.18%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
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December 31, 2019

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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December 31, 2019

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
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December 31, 2019

Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period , certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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December 31, 2019

4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$656,764	$—	$656,764
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$231,765	$—	$231,765
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$8,082,997	$—	$8,082,997

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December 31, 2019

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$1,926,004	$—	$1,926,004
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$2,598,889	$—	$2,598,889
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$898,832	$—	$898,832
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2020 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Fund’s Board.
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December 31, 2019

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended December 31, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
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December 31, 2019

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$660,403,241	$624,962,515	$110,385,176	$ 87,666,592
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	576,979,617	696,658,056
State Street Small/Mid Cap Equity Index Portfolio	—	—	390,524,391	386,957,734
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts.
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December 31, 2019

Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Tax Act did not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations that generally permit regulated investment companies, such as the Funds, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 5,504,376	$ —	$ 5,504,376
State Street Global All Cap Equity ex- U.S. Index Fund	12,373,392	7,365,890	19,739,282
State Street Small/Mid Cap Equity Index Fund	2,155,987	3,534,164	5,690,151
State Street Aggregate Bond Index Portfolio	31,375,273	—	31,375,273
State Street Global All Cap Equity ex- U.S. Index Portfolio	74,874,677	—	74,874,677
State Street Small/Mid Cap Equity Index Portfolio	16,054,927	17,333,574	33,388,501
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 3,317,397	$ —	$ 3,317,397
State Street Global All Cap Equity ex- U.S. Index Fund	11,810,200	19,923,875	31,734,075
State Street Small/Mid Cap Equity Index Fund	844,667	985,322	1,829,989
State Street Aggregate Bond Index Portfolio	23,874,830	—	23,874,830
State Street Global All Cap Equity ex- U.S. Index Portfolio	54,663,652	—	54,663,652
State Street Small/Mid Cap Equity Index Portfolio	14,540,060	19,354,344	33,894,404
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Aggregate Bond Index Fund	$ 32,245	$ (566)	$ —	$ 4,408,379	$ 4,440,058
State Street Global All Cap Equity ex- U.S. Index Fund	44,467	—	117,158	14,326,187	14,487,812
State Street Small/Mid Cap Equity Index Fund	—	—	1,951,555	2,648,092	4,599,647
State Street Aggregate Bond Index Portfolio	—	(2,635,567)	—	31,698,836	29,063,269
State Street Global All Cap Equity ex- U.S. Index Portfolio	61,829	(60,075,419)	—	287,883,565	227,869,975
State Street Small/Mid Cap Equity Index Portfolio	1,669,490	—	16,847,893	89,847,246	108,364,629
As of December 31, 2019, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Fund	$ —	$ 566
State Street Aggregate Bond Index Portfolio	1,513,267	1,122,300
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	60,075,419
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 232,690,265	$ 4,408,379	$ —	$ 4,408,379
State Street Global All Cap Equity ex- U.S. Index Fund	416,922,402	14,326,187	—	14,326,187
State Street Small/Mid Cap Equity Index Fund	103,597,299	2,648,092	—	2,648,092
State Street Aggregate Bond Index Portfolio	1,045,658,159	33,176,904	1,478,068	31,698,836
State Street Global All Cap Equity ex- U.S. Index Portfolio	1,868,896,151	378,949,451	91,450,342	287,499,109
State Street Small/Mid Cap Equity Index Portfolio	700,963,401	141,561,243	51,713,997	89,847,246
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 74,296,803	$ 30,806,743	$ 45,138,135	$ 75,944,878
State Street Global All Cap Equity ex- U.S. Index Portfolio	54,906,115	25,878,290	31,918,031	57,796,321
State Street Small/Mid Cap Equity Index Portfolio	111,738,842	44,562,252	69,843,181	114,405,433
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$15,368,900	$—	$—	$—	$15,368,900	$15,368,900
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	5,781,603	—	—	—	5,781,603	5,781,603
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	1,630,553	—	—	—	1,630,553	1,630,553
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	8,025,687	—	—	—	8,025,687	8,025,687
State Street Global All Cap Equity ex- U.S. Index Portfolio	Common Stocks	25,878,290	—	—	—	25,878,290	25,878,290
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	44,562,073	—	—	—	44,562,073	44,562,073
State Street Small/Mid Cap Equity Index Portfolio	Rights	179	—	—	—	179	179
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of December 31, 2019.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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December 31, 2019

Market and Credit Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
12.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Portfolio had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, State Street Aggregate Bond Index Portfolio has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Portfolio applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $20,081.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Portfolio. With respect to the the Portfolio's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund (formerly, State Street Global Equity ex-U.S. Index Fund) and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”), and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio (formerly, State Street Global Equity ex-U.S. Index Portfolio) and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the Funds and Portfolios constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the Funds and Portfolios constituting State Street Institutional Investment Trust) at December 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund or portfolio constituting the State Street Institutional Investment Trust	Statement of operations	Statement of changes in net assets	Financial highlights
State Street Aggregate Bond Index Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
State Street Global All Cap Equity ex-U.S. Index Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
State Street Small/Mid Cap Equity Index Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the four years in the period ended December 31, 2019 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
State Street Aggregate Bond Index Portfolio	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
State Street Global All Cap Equity ex-U.S. Index Portfolio	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
State Street Small/Mid Cap Equity Index Portfolio	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the four years in the period ended December 31, 2019 and the period from August 12, 2015 (commencement of operations) through December 31, 2015
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ and Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.54%	$1,021.10	$ 2.75(a)	$1,022.50	$ 2.75(a)
Class I	0.23	1,022.10	1.17(a)	1,024.00	1.17(a)
Class K	0.03	1,023.40	0.15(a)	1,025.10	0.15(a)
State Street Global All Cap Equity ex- U.S. Index Fund
Class A	0.57	1,066.40	2.97(a)	1,022.30	2.91(a)
Class I	0.13	1,068.60	0.68(a)	1,024.60	0.66(a)
Class K	0.00	1,068.50	0.00(a)	1,025.20	0.00(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.60	1,067.30	3.13(a)	1,022.20	3.06(a)
Class I	0.26	1,069.00	1.36(a)	1,023.90	1.33(a)
Class K	0.05	1,069.30	0.26(a)	1,025.00	0.26(a)
State Street Aggregate Bond Index Portfolio	0.02	1,024.20	0.10(b)	1,025.10	0.10(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.06	1,068.90	0.31(b)	1,024.90	0.31(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,070.10	0.16(b)	1,025.10	0.15(b)
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long term capital gains dividends paid during the year ended December 31, 2019 were as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 7,365,890
State Street Small/Mid Cap Equity Index Fund	3,534,164
State Street Small/Mid Cap Equity Index Portfolio	17,333,574
Foreign Tax Credit
The have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 845,164
State Street Global All Cap Equity ex- U.S. Index Portfolio	5,107,806
The amount of foreign source income earned on the following Fund and Portfolio during the year ended December 31, 2019 was as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$10,508,315
State Street Global All Cap Equity ex- U.S. Index Portfolio	63,507,693
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage each Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ and Portfolios' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
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TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
173

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' and Portfolios' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

174

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITCOREAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 18.13%, and the Index was 18.42% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, transaction costs, compounding and capital gains taxes contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance for the Reporting Period. The Fund’s performance was driven by the US dollar, progress on US and China trade relations, and accommodative monetary policies. The Fund’s performance for the Reporting Period, largely was driven by the 1st and 4th quarters of 2019. During the 1st quarter ended March 31, 2019, Chinese stocks exhibited a swift rise despite generally weak economic data and a host of warnings over the future path of growth in the world’s second largest economy. For the fourth quarter, GDP growth in China slowed to approximately 6.4% which was the slowest rate of growth since 2009. However, the Chinese market was reinvigorated by the extension of the trade truce with the United States, and investors were also comforted by affirmations of policy support during China’s National People’s Congress in early March. Other sizable markets posted single-digit gains for the quarter. Taiwanese stocks were supported by the rebound in technology and semiconductor shares. Brazilian stocks gained with a big rally early in the quarter as President Bolsonaro was officially sworn in on January 1 and his economy minister emphasized the importance of market friendly policies such as social security reform. MSCI India still delivered a strong return for the first quarter despite stumbling out of the gates amid a sharp drop in December auto sales, which weighed on consumer discretionary stocks and raised concerns of a broader slowdown. Easing tensions with Pakistan helped lift the Indian market and rupee later in the quarter.
Emerging markets turned in a particularly good 4th quarter given their overall sensitivity to market risk-taking, trade issues as well as the trajectory of the US dollar. The Index returned double digits over the Reporting Period, comparing favorably with developed markets (i.e. MSCI World Index), which rose by single digits. With a few exceptions across some of the smaller countries, emerging markets enjoyed a productive October as trade tensions eased between the United States and China, the US dollar depreciated against most other currencies and improving tech-related factory output provided support to emerging markets in Asia. From a country perspective, some of the highlights in emerging markets included strong performance from Russia, Taiwan and China. Taiwan’s strong performance there was led by the technology sector, which accounts for more than 60% of the market and benefited from an uptick in activity in the semiconductor industry. In Russia, the stock market was a relative underperformer early in October, but as oil prices eventually recovered the country’s important energy sector was able to deliver solid gains for the month and quarter overall. Chinese stocks surged once again in the fourth quarter with some of the sharper gains coming in December as the agreement on trade with the United States was announced and manufacturing data improved. There was also some movement on the fiscal policy front as the State Council announced looser capital requirements for some infrastructure projects. That stimulus, coupled with a Phase One agreement on trade, helped lift Chinese equities through the end of the year.
The Fund used MSCI EM Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd. Sponsored ADR, Taiwan Semiconductor Manufacturing Co., Ltd., and Samsung Electronics Co., Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were China Mobile Limited, Sasol Limited, and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Emerging Markets Equity Index Fund Class K	18.13%	11.15%
MSCI Emerging Markets Index(1)	18.42%	11.58%

*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	96.0%
Warrants	1.8
Rights	0.0 *
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Financials	23.9%
Information Technology	15.2
Consumer Discretionary	14.3
Communication Services	11.1
Energy	7.6
TOTAL	72.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 96.0%
ARGENTINA — 0.2%
Banco Macro SA ADR	5,500	$ 199,375
Globant SA (a)	4,300	456,015
Grupo Financiero Galicia SA ADR (b)	12,200	198,006
Telecom Argentina SA ADR	10,300	116,905
YPF SA ADR (b)	21,000	243,180
		1,213,481
BRAZIL — 7.3%
Ambev SA	545,685	2,532,612
Atacadao SA	49,200	285,584
B2W Cia Digital (a)	26,160	408,785
B3 SA - Brasil Bolsa Balcao	238,292	2,545,407
Banco Bradesco SA Preference Shares	467,036	4,199,342
Banco Bradesco SA	139,108	1,178,166
Banco BTG Pactual SA	27,400	518,548
Banco do Brasil SA	98,898	1,298,579
Banco Santander Brasil SA	47,000	578,577
BB Seguridade Participacoes SA	80,037	750,092
BR Malls Participacoes SA	98,603	442,680
Braskem SA Class A, Preference Shares	22,500	166,959
BRF SA (a)	69,423	607,475
CCR SA	147,969	698,151
Centrais Eletricas Brasileiras SA	26,800	251,831
Centrais Eletricas Brasileiras SA Class B, Preference Shares	30,200	287,083
Cia Brasileira de Distribuicao Preference Shares	19,900	433,598
Cia de Saneamento Basico do Estado de Sao Paulo	41,900	630,786
Cia Energetica de Minas Gerais Preference Shares	113,726	389,858
Cia Siderurgica Nacional SA	76,900	269,734
Cielo SA	154,656	321,792
Cogna Educacao	185,321	526,566
Cosan SA	19,700	340,699
Embraer SA (a)	86,617	424,827
Energisa SA	21,600	287,431
Engie Brasil Energia SA	24,587	310,493
Equatorial Energia SA	105,000	594,862
Gerdau SA Preference Shares	123,700	615,010
Hapvida Participacoes e Investimentos SA (c)	24,800	393,944
Hypera SA	45,900	407,232
IRB Brasil Resseguros SA	80,400	778,477
Itau Unibanco Holding SA Preference Shares	561,661	5,180,009
Itausa - Investimentos Itau SA Preference Shares	509,863	1,785,858
Itausa - Investimentos Itau SA	253	884
JBS SA	125,200	802,983
Klabin SA	86,407	395,444
Localiza Rent a Car SA	69,408	818,016
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	92,873	$ 598,190
Lojas Renner SA	91,541	1,278,666
Magazine Luiza SA	80,489	954,415
Multiplan Empreendimentos Imobiliarios SA	31,354	257,990
Natura & Co. Holding SA	48,700	468,150
Notre Dame Intermedica Participacoes SA	47,070	798,600
Petrobras Distribuidora SA	79,600	595,016
Petroleo Brasileiro SA Preference Shares	486,598	3,650,664
Petroleo Brasileiro SA	344,414	2,739,764
Porto Seguro SA	12,500	194,956
Raia Drogasil SA	28,200	782,621
Rumo SA (a)	124,922	810,516
Sul America SA	32,533	484,594
Suzano SA	62,124	612,792
Telefonica Brasil SA Preference Shares	51,255	738,749
TIM Participacoes SA	106,700	415,639
Ultrapar Participacoes SA	90,964	576,171
Vale SA	367,384	4,867,767
WEG SA	96,030	827,404
		54,111,038
CHILE — 0.7%
Aguas Andinas SA Class A	321,689	136,470
Banco de Chile	5,190,834	550,182
Banco de Credito e Inversiones SA	6,057	274,678
Banco Santander Chile	8,177,305	467,616
Cencosud SA	172,446	227,038
Cia Cervecerias Unidas SA	17,663	173,118
Colbun SA	950,433	151,675
Embotelladora Andina SA Class B, Preference Shares	43,538	126,164
Empresa Nacional de Telecomunicaciones SA (a)	19,073	135,651
Empresas CMPC SA	135,700	332,054
Empresas COPEC SA	47,851	429,542
Enel Americas SA	4,366,406	969,732
Enel Chile SA	3,374,031	316,337
Itau CorpBanca	18,907,140	109,629
Latam Airlines Group SA	29,078	291,766
SACI Falabella	92,102	396,971
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,295	382,303
		5,470,926
CHINA — 29.4%
360 Security Technology, Inc. Class A	6,200	20,927
3SBio, Inc. (a)(c)	156,800	203,250
51job, Inc. ADR (a)(b)	3,200	271,680
58.com, Inc. ADR (a)	11,600	750,868

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)	89,000	$ 776,714
AECC Aviation Power Co., Ltd. Class A	5,200	16,186
Agile Group Holdings, Ltd.	162,000	243,672
Agricultural Bank of China, Ltd. Class A	278,400	147,491
Agricultural Bank of China, Ltd. Class H	3,367,500	1,482,395
Aier Eye Hospital Group Co., Ltd. Class A	10,878	61,784
Air China, Ltd. Class A	18,400	25,598
Air China, Ltd. Class H	226,000	229,428
Aisino Corp. Class A	4,300	14,304
Alibaba Group Holding, Ltd. ADR (a)	196,482	41,673,832
Alibaba Health Information Technology, Ltd. (a)	426,500	492,633
A-Living Services Co., Ltd. Class H (c)	42,500	146,725
Aluminum Corp. of China, Ltd. Class A (a)	29,900	15,197
Aluminum Corp. of China, Ltd. Class H (a)	454,000	155,571
Angel Yeast Co., Ltd. Class A	3,300	14,531
Anhui Conch Cement Co., Ltd. Class A	14,500	114,082
Anhui Conch Cement Co., Ltd. Class H	142,000	1,035,140
Anhui Gujing Distillery Co., Ltd. Class A	900	17,563
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	8,672
ANTA Sports Products, Ltd.	124,000	1,110,013
Anxin Trust Co., Ltd. Class A (a)	21,900	13,960
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	9,296
Autobio Diagnostics Co., Ltd. Class A	400	5,535
Autohome, Inc. ADR (a)(b)	7,200	576,072
AVIC Aircraft Co., Ltd. Class A	6,300	14,816
Avic Capital Co., Ltd. Class A	20,500	14,275
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	14,448
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	13,459
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	4,000	18,147
AviChina Industry & Technology Co., Ltd. Class H	313,000	140,998
AVICOPTER PLC Class A	2,300	15,755
BAIC Motor Corp., Ltd. Class H (c)	187,000	106,078
Baidu, Inc. ADR (a)	32,000	4,044,800
Bank of Beijing Co., Ltd. Class A	71,740	58,503
Bank of Chengdu Co., Ltd. Class A	15,400	20,054
Bank of China, Ltd. Class A	121,000	64,103
Security Description	Shares	Value
Bank of China, Ltd. Class H	9,203,000	$ 3,933,108
Bank of Communications Co., Ltd. Class A	144,012	116,406
Bank of Communications Co., Ltd. Class H	1,066,000	757,930
Bank of Guiyang Co., Ltd. Class A	5,100	7,000
Bank of Hangzhou Co., Ltd. Class A	11,700	15,387
Bank of Jiangsu Co., Ltd. Class A	36,000	37,421
Bank of Nanjing Co., Ltd. Class A	25,440	32,032
Bank of Ningbo Co., Ltd. Class A	20,000	80,831
Bank of Shanghai Co., Ltd. Class A	49,008	66,773
Baoshan Iron & Steel Co., Ltd. Class A	61,000	50,270
Baozun, Inc. ADR (a)(b)	5,100	168,912
BBMG Corp. Class A	33,400	17,886
BBMG Corp. Class H (b)	275,000	84,351
Beijing Capital International Airport Co., Ltd. Class H	216,000	209,297
Beijing Enlight Media Co., Ltd. Class A	4,500	7,624
Beijing Enterprises Holdings, Ltd.	61,000	279,878
Beijing Enterprises Water Group, Ltd. (a)	562,000	284,181
Beijing New Building Materials PLC Class A	3,500	12,789
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	3,000	11,332
Beijing Originwater Technology Co., Ltd. Class A	12,700	13,858
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	22,397
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	12,101
Beijing Sinnet Technology Co., Ltd. Class A	2,300	6,627
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,600	6,418
Beijing Tongrentang Co., Ltd. Class A	6,000	24,275
BEST, Inc. ADR (a)(b)	21,000	116,760
Betta Pharmaceuticals Co., Ltd. Class A	600	5,660
BGI Genomics Co., Ltd. Class A	1,600	15,781
BOE Technology Group Co., Ltd. Class A	116,100	75,676
Brilliance China Automotive Holdings, Ltd.	370,000	383,685
BYD Co., Ltd. Class A	5,600	38,327
BYD Co., Ltd. Class H (b)	80,000	398,881
BYD Electronic International Co., Ltd.	87,500	168,222
By-health Co., Ltd. Class A	6,300	14,734
Caitong Securities Co., Ltd. Class A	13,000	21,165

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Centre Testing International Group Co., Ltd. Class A	6,600	$ 14,128
CGN Power Co., Ltd. Class H (c)	1,287,700	343,748
Changchun High & New Technology Industry Group, Inc. Class A	700	44,924
Changjiang Securities Co., Ltd. Class A	19,700	20,195
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	15,000
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	24,631
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	15,393
China Agri-Industries Holdings, Ltd.	319,000	169,084
China Aoyuan Group, Ltd.	141,000	229,819
China Cinda Asset Management Co., Ltd. Class H	1,093,481	248,397
China CITIC Bank Corp., Ltd. Class A	23,400	20,729
China CITIC Bank Corp., Ltd. Class H	1,091,000	653,889
China Coal Energy Co., Ltd. Class H	245,000	97,160
China Communications Construction Co., Ltd. Class A	11,000	14,466
China Communications Construction Co., Ltd. Class H	544,000	443,338
China Communications Services Corp., Ltd. Class H	292,000	212,860
China Conch Venture Holdings, Ltd.	186,000	811,622
China Construction Bank Corp. Class A	28,400	29,480
China Construction Bank Corp. Class H	11,158,500	9,637,915
China East Education Holdings, Ltd. (a)(b)(c)	46,000	96,347
China Eastern Airlines Corp., Ltd. Class A (a)	22,400	18,685
China Eastern Airlines Corp., Ltd. Class H (a)	234,000	129,736
China Education Group Holdings, Ltd.	70,000	91,635
China Everbright Bank Co., Ltd. Class A	142,600	90,287
China Everbright Bank Co., Ltd. Class H	373,000	173,292
China Everbright International, Ltd.	455,222	365,145
China Evergrande Group (a)(b)	209,000	579,378
China Fortune Land Development Co., Ltd. Class A	9,500	39,145
China Galaxy Securities Co., Ltd. Class H	433,000	255,072
Security Description	Shares	Value
China Gezhouba Group Co., Ltd. Class A	6,400	$ 6,138
China Grand Automotive Services Group Co., Ltd. Class A	33,900	15,867
China Greatwall Technology Group Co., Ltd. Class A	7,100	15,861
China Hongqiao Group, Ltd.	203,000	122,449
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	192,192
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China International Capital Corp., Ltd. Class H (b)(c)	153,200	295,319
China International Travel Service Corp., Ltd. Class A	7,100	90,672
China Jinmao Holdings Group, Ltd.	636,000	495,459
China Jushi Co., Ltd. Class A	6,500	10,172
China Lesso Group Holdings, Ltd.	117,000	150,008
China Life Insurance Co., Ltd. Class A	9,000	45,057
China Life Insurance Co., Ltd. Class H	865,000	2,403,456
China Literature, Ltd. (a)(b)(c)	29,600	123,463
China Longyuan Power Group Corp., Ltd. Class H	387,000	244,861
China Medical System Holdings, Ltd.	171,000	246,236
China Mengniu Dairy Co., Ltd.	317,000	1,281,540
China Merchants Bank Co., Ltd. Class A	80,700	435,411
China Merchants Bank Co., Ltd. Class H	451,000	2,318,149
China Merchants Energy Shipping Co., Ltd. Class A	12,300	14,587
China Merchants Port Holdings Co., Ltd.	168,360	284,785
China Merchants Securities Co., Ltd. Class A	18,500	48,580
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	79,341
China Minsheng Banking Corp., Ltd. Class A	130,300	118,044
China Minsheng Banking Corp., Ltd. Class H (b)	807,200	610,181
China Molybdenum Co., Ltd. Class A	50,000	31,299
China Molybdenum Co., Ltd. Class H (b)	465,000	199,325
China National Building Material Co., Ltd. Class H	474,000	529,249
China National Chemical Engineering Co., Ltd. Class A	21,200	19,602
China National Nuclear Power Co., Ltd. Class A	36,900	26,489
China National Software & Service Co., Ltd. Class A	1,000	10,293

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	8,300	$ 12,917
China Oilfield Services, Ltd. Class H	208,000	326,210
China Overseas Land & Investment, Ltd.	442,000	1,721,643
China Pacific Insurance Group Co., Ltd. Class A	23,100	125,497
China Pacific Insurance Group Co., Ltd. Class H	303,400	1,195,408
China Petroleum & Chemical Corp. Class A	87,200	63,974
China Petroleum & Chemical Corp. Class H	2,946,000	1,773,241
China Power International Development, Ltd.	523,000	112,093
China Railway Construction Corp., Ltd. Class A	46,100	67,113
China Railway Construction Corp., Ltd. Class H	250,500	274,233
China Railway Group, Ltd. Class A	95,000	81,018
China Railway Group, Ltd. Class H	462,000	285,200
China Railway Hi-tech Industry Co., Ltd. Class A	8,900	14,695
China Railway Signal & Communication Corp., Ltd. Class H (c)	174,000	97,141
China Reinsurance Group Corp. Class H	669,000	109,900
China Resources Beer Holdings Co., Ltd.	167,333	925,595
China Resources Gas Group, Ltd.	102,000	560,281
China Resources Pharmaceutical Group, Ltd. (c)	199,500	185,116
China Resources Power Holdings Co., Ltd.	242,000	339,778
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	19,103
China Shenhua Energy Co., Ltd. Class A	13,300	34,848
China Shenhua Energy Co., Ltd. Class H	389,500	813,812
China Shipbuilding Industry Co., Ltd. Class A	78,000	58,681
China Southern Airlines Co., Ltd. Class A	34,500	35,564
China Southern Airlines Co., Ltd. Class H (b)	188,000	126,430
China Spacesat Co., Ltd. Class A	4,600	14,113
China State Construction Engineering Corp., Ltd. Class A	153,900	124,178
China Taiping Insurance Holdings Co., Ltd.	183,600	455,242
Security Description	Shares	Value
China Telecom Corp., Ltd. Class H	1,586,000	$ 653,387
China Tower Corp., Ltd. Class H (c)	4,830,000	1,066,198
China TransInfo Technology Co., Ltd. Class A	6,000	15,540
China Unicom Hong Kong, Ltd.	700,000	659,411
China United Network Communications, Ltd. Class A	112,200	94,881
China Vanke Co., Ltd. Class A	36,300	167,711
China Vanke Co., Ltd. Class H	171,400	731,416
China Yangtze Power Co., Ltd. Class A	84,105	221,941
China Zhongwang Holdings, Ltd.	192,800	76,954
Chongqing Brewery Co., Ltd. Class A	2,000	14,920
Chongqing Changan Automobile Co., Ltd. Class A	16,700	24,048
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	158,346
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	38,501
CIFI Holdings Group Co., Ltd.	341,425	288,764
CITIC Securities Co., Ltd. Class A	36,100	131,129
CITIC Securities Co., Ltd. Class H	256,000	584,163
CITIC, Ltd.	668,000	893,319
CNOOC, Ltd.	2,068,000	3,439,678
Contemporary Amperex Technology Co., Ltd. Class A	7,600	116,098
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	68,955
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	20,429
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	123,593
COSCO SHIPPING Ports, Ltd.	211,351	173,056
Country Garden Holdings Co., Ltd.	873,656	1,399,321
Country Garden Services Holdings Co., Ltd.	148,000	498,601
CRRC Corp., Ltd. Class A	86,909	89,091
CRRC Corp., Ltd. Class H	539,000	392,916
CSC Financial Co., Ltd. Class A	7,900	34,480
CSPC Pharmaceutical Group, Ltd.	540,000	1,287,661
Dali Foods Group Co., Ltd. (c)	252,300	186,834
Daqin Railway Co., Ltd. Class A	59,600	70,252
Datang International Power Generation Co., Ltd. Class H	360,000	68,842
Dawning Information Industry Co., Ltd. Class A	1,500	7,447
DHC Software Co., Ltd. Class A	4,400	6,519
Dong-E-E-Jiao Co., Ltd. Class A	2,700	13,711
Dongfang Electric Corp., Ltd. Class A	11,100	14,646
Dongfeng Motor Group Co., Ltd. Class H	332,000	312,323

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Dongxing Securities Co., Ltd. Class A	11,600	$ 21,884
East Money Information Co., Ltd. Class A	26,900	60,905
ENN Energy Holdings, Ltd.	90,600	990,091
Eve Energy Co., Ltd. Class A (a)	2,200	15,843
Everbright Securities Co., Ltd. Class A	8,999	16,925
Fangda Carbon New Material Co., Ltd. Class A (a)	12,400	21,648
Far East Horizon, Ltd.	260,000	243,589
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	7,882
Financial Street Holdings Co., Ltd. Class A	11,900	13,873
First Capital Securities Co., Ltd. Class A	14,100	16,762
Focus Media Information Technology Co., Ltd. Class A	46,800	42,062
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,500	131,201
Fosun International, Ltd.	315,500	459,981
Founder Securities Co., Ltd. Class A	33,000	41,077
Foxconn Industrial Internet Co., Ltd. Class A	11,300	29,641
Fujian Sunner Development Co., Ltd. Class A	4,100	14,175
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	15,844
Fuyao Glass Industry Group Co., Ltd. Class H (c)	62,456	191,172
Ganfeng Lithium Co., Ltd. Class A	1,600	8,001
G-bits Network Technology Xiamen Co., Ltd. Class A	300	12,856
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	8,061
GD Power Development Co., Ltd. Class A	45,000	15,118
GDS Holdings, Ltd. ADR (a)(b)	7,200	371,376
Geely Automobile Holdings, Ltd.	577,000	1,128,556
Gemdale Corp. Class A	18,100	37,680
Genscript Biotech Corp. (a)	110,000	249,878
GF Securities Co., Ltd. Class A	18,200	39,639
GF Securities Co., Ltd. Class H	174,600	212,654
Giant Network Group Co., Ltd. Class A	5,400	14,002
Gigadevice Semiconductor Beijing, Inc. Class A	864	25,416
Glodon Co., Ltd. Class A	2,500	12,196
GoerTek, Inc. Class A	9,400	26,884
GOME Retail Holdings, Ltd. (a)(b)	1,257,000	116,153
Grandjoy Holdings Group Co., Ltd. Class A	13,100	13,504
Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H (b)	394,000	$ 291,260
Gree Electric Appliances, Inc. of Zhuhai Class A	10,800	101,687
Greenland Holdings Corp., Ltd. Class A	32,500	32,429
Greentown Service Group Co., Ltd.	142,000	155,089
Guangdong Haid Group Co., Ltd. Class A	4,100	21,191
Guangdong HEC Technology Holding Co., Ltd. Class A	12,100	17,789
Guanghui Energy Co., Ltd. Class A	27,300	12,974
Guangzhou Automobile Group Co., Ltd. Class A	10,100	16,951
Guangzhou Automobile Group Co., Ltd. Class H (b)	358,800	446,670
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	10,522
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	16,360
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,305
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	12,501
Guangzhou R&F Properties Co., Ltd. Class H (b)	119,600	220,725
Guosen Securities Co., Ltd. Class A	9,400	16,937
Guotai Junan Securities Co., Ltd. Class A	25,800	68,490
Guotai Junan Securities Co., Ltd. Class H (c)	98,200	173,921
Guoyuan Securities Co., Ltd. Class A	14,400	19,165
Haidilao International Holding, Ltd. (b)(c)	47,000	188,801
Haier Smart Home Co., Ltd. Class A	20,400	57,113
Haitian International Holdings, Ltd.	83,000	201,114
Haitong Securities Co., Ltd. Class A	32,500	72,138
Haitong Securities Co., Ltd. Class H	365,200	431,671
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	35,300	165,929
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	7,281
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	16,320
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	54,000	179,496
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	15,157

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	$ 36,665
Hengan International Group Co., Ltd.	81,500	580,514
Hengli Petrochemical Co., Ltd. Class A	20,300	46,865
Hengtong Optic-electric Co., Ltd. Class A	8,100	18,909
Hengyi Petrochemical Co., Ltd. Class A	12,700	25,381
Hesteel Co., Ltd. Class A	42,500	15,743
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	32,897
HLA Corp., Ltd. Class A	11,700	12,901
Hua Hong Semiconductor, Ltd. (b)(c)	55,000	125,080
Huadian Power International Corp., Ltd. Class A	27,200	14,332
Huadian Power International Corp., Ltd. Class H	194,000	73,698
Huadong Medicine Co., Ltd. Class A	3,960	13,861
Hualan Biological Engineering, Inc. Class A	3,700	18,672
Huaneng Power International, Inc. Class A	6,600	5,287
Huaneng Power International, Inc. Class H	444,000	224,513
Huaneng Renewables Corp., Ltd. Class H	596,000	231,767
Huatai Securities Co., Ltd. Class A	25,218	73,534
Huatai Securities Co., Ltd. Class H (b)(c)	198,300	350,699
Huaxi Securities Co., Ltd. Class A	10,400	16,440
Huaxia Bank Co., Ltd. Class A	41,700	45,920
Huaxin Cement Co., Ltd. Class A	5,400	20,491
Huayu Automotive Systems Co., Ltd. Class A	9,900	36,941
Huazhu Group, Ltd. ADR (b)	16,200	649,134
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	13,930
Hundsun Technologies, Inc. Class A	3,200	35,712
HUYA, Inc. ADR (a)(b)	6,600	118,470
Iflytek Co., Ltd. Class A	6,650	32,920
Industrial & Commercial Bank of China, Ltd. Class A	203,542	171,831
Industrial & Commercial Bank of China, Ltd. Class H	7,548,000	5,812,264
Industrial Bank Co., Ltd. Class A	79,499	225,994
Industrial Securities Co., Ltd. Class A	15,300	15,552
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	126,100	23,898
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (a)	33,800	15,189
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	$ 97,727
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	108,783
Innovent Biologics, Inc. (a)(c)	84,500	287,928
Inspur Electronic Information Industry Co., Ltd. Class A	2,900	12,532
iQIYI, Inc. ADR (a)(b)	15,800	333,538
Jafron Biomedical Co., Ltd. Class A	800	8,251
JD.com, Inc. ADR (a)	85,367	3,007,479
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	14,387
Jiangsu Expressway Co., Ltd. Class H	148,000	202,859
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	12,857
Jiangsu Hengrui Medicine Co., Ltd. Class A	17,000	213,612
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	13,153
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	84,083
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	9,391
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	14,776
Jiangxi Copper Co., Ltd. Class A	8,800	21,390
Jiangxi Copper Co., Ltd. Class H	155,000	213,250
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	11,629
Jinke Properties Group Co., Ltd. Class A	23,600	26,022
Jinyu Bio-Technology Co., Ltd. Class A	4,600	12,363
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	15,237
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	9,039
JOYY, Inc. ADR (a)	7,000	369,530
Juewei Food Co., Ltd. Class A	2,300	15,339
Juneyao Airlines Co., Ltd. Class A (a)	6,600	14,214
Kaisa Group Holdings, Ltd. (a)	305,000	145,615
Kingdee International Software Group Co., Ltd.	282,000	281,935
Kingsoft Corp., Ltd. (a)(b)	103,000	267,024
Kunlun Energy Co., Ltd.	406,000	358,490
Kweichow Moutai Co., Ltd. Class A	4,999	849,058
KWG Group Holdings, Ltd.	155,250	217,579
Legend Holdings Corp. Class H (c)	44,800	101,654
Lenovo Group, Ltd.	880,000	590,672
Lens Technology Co., Ltd. Class A	14,200	28,175

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	$ 25,172
Li Ning Co., Ltd.	225,000	674,267
Lingyi iTech Guangdong Co. Class A (a)	16,300	25,391
Logan Property Holdings Co., Ltd.	166,000	278,662
Lomon Billions Group Co., Ltd. Class A	8,200	18,118
Longfor Group Holdings, Ltd. (c)	205,500	962,647
LONGi Green Energy Technology Co., Ltd. Class A	11,400	40,640
Luxshare Precision Industry Co., Ltd. Class A	19,440	101,873
Luye Pharma Group, Ltd. (b)(c)	143,500	107,554
Luzhou Laojiao Co., Ltd. Class A	5,100	63,469
Maanshan Iron & Steel Co., Ltd. Class H (b)	100,000	40,555
Mango Excellent Media Co., Ltd. Class A (a)	5,440	27,305
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	15,000	32,067
Meituan Dianping Class B (a)(b)	116,700	1,526,185
Metallurgical Corp. of China, Ltd. Class A	40,900	16,442
Metallurgical Corp. of China, Ltd. Class H	338,000	75,913
Midea Group Co., Ltd. Class A	12,600	105,375
Momo, Inc. ADR	18,400	616,400
Muyuan Foodstuff Co., Ltd. Class A	6,200	79,036
NanJi E-Commerce Co., Ltd. Class A (a)	9,800	15,350
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	2,400	14,293
Nanjing Securities Co., Ltd. Class A	13,133	24,342
NARI Technology Co., Ltd. Class A	15,402	46,835
NAURA Technology Group Co., Ltd. Class A	800	10,107
NavInfo Co., Ltd. Class A	3,500	8,090
NetEase, Inc. ADR	8,173	2,506,169
New China Life Insurance Co., Ltd. Class A	6,800	47,985
New China Life Insurance Co., Ltd. Class H	103,300	444,127
New Hope Liuhe Co., Ltd. Class A	13,700	39,240
New Oriental Education & Technology Group, Inc. ADR (a)	16,400	1,988,500
Nexteer Automotive Group, Ltd.	124,000	112,354
Ninestar Corp. Class A	4,400	20,796
Ningbo Zhoushan Port Co., Ltd. Class A	46,500	25,369
NIO, Inc. ADR (a)(b)	84,100	338,082
Noah Holdings, Ltd. ADR (a)(b)	4,400	155,628
Security Description	Shares	Value
Offshore Oil Engineering Co., Ltd. Class A	6,200	$ 6,569
OFILM Group Co., Ltd. Class A (a)	12,400	27,773
Oppein Home Group, Inc. Class A	1,200	20,158
Orient Securities Co., Ltd. Class A	23,900	36,922
Oriental Pearl Group Co., Ltd. Class A	14,200	19,082
Ovctek China, Inc. Class A	1,600	10,872
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	14,002
People's Insurance Co. Group of China, Ltd. Class H	1,020,000	424,138
Perfect World Co., Ltd. Class A	3,200	20,279
PetroChina Co., Ltd. Class A	51,800	43,358
PetroChina Co., Ltd. Class H	2,430,000	1,219,397
PICC Property & Casualty Co., Ltd. Class H	793,000	955,655
Pinduoduo, Inc. ADR (a)	22,100	835,822
Ping An Bank Co., Ltd. Class A	64,200	151,625
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	35,800	261,202
Ping An Insurance Group Co. of China, Ltd. Class A	42,200	517,780
Ping An Insurance Group Co. of China, Ltd. Class H	649,000	7,671,257
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	98,960
Postal Savings Bank of China Co., Ltd. Class H (c)	970,000	659,796
Power Construction Corp. of China, Ltd. Class A	51,100	31,841
Qudian, Inc. ADR (a)(b)	15,300	72,063
RiseSun Real Estate Development Co., Ltd. Class A	19,300	27,238
Rongsheng Petro Chemical Co., Ltd. Class A	13,370	23,783
SAIC Motor Corp., Ltd. Class A	27,800	95,192
Sanan Optoelectronics Co., Ltd. Class A	12,000	31,632
Sangfor Technologies, Inc. Class A	750	12,317
Sany Heavy Industry Co., Ltd. Class A	28,555	69,900
SDIC Capital Co., Ltd. Class A	8,100	17,607
SDIC Power Holdings Co., Ltd. Class A	27,200	35,849
Seazen Group, Ltd. (b)	218,000	265,233
Seazen Holdings Co., Ltd. Class A	6,800	37,802
Semiconductor Manufacturing International Corp. (a)(b)	371,300	568,973
SF Holding Co., Ltd. Class A	4,700	25,095
Shaanxi Coal Industry Co., Ltd. Class A	24,700	31,881
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	13,618

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	8,020	$ 37,560
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	18,543
Shandong Linglong Tyre Co., Ltd. Class A	4,800	15,802
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	15,401
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	12,762
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	14,834
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	260,000	311,661
Shanghai Baosight Software Co., Ltd. Class A	1,300	6,141
Shanghai Construction Group Co., Ltd. Class A	47,200	23,989
Shanghai Electric Group Co., Ltd. Class A	19,000	13,585
Shanghai Electric Group Co., Ltd. Class H	318,000	104,479
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	30,247
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	199,055
Shanghai Industrial Urban Development Group, Ltd.	57,000	7,169
Shanghai International Airport Co., Ltd. Class A	2,968	33,557
Shanghai International Port Group Co., Ltd. Class A	19,400	16,071
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	137,345
Shanghai M&G Stationery, Inc. Class A	2,300	16,095
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	22,682
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	105,800	205,848
Shanghai Pudong Development Bank Co., Ltd. Class A	111,600	198,200
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	14,633
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	13,628
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	10,019
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	13,388
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	34,772
Shenergy Co., Ltd. Class A	7,100	5,922
Shengyi Technology Co., Ltd. Class A	6,000	18,021
Security Description	Shares	Value
Shennan Circuits Co., Ltd. Class A	900	$ 18,361
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	55,205
Shenzhen Expressway Co., Ltd. Class H	74,000	106,178
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	35,543
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	25,954
Shenzhen Investment, Ltd.	347,732	139,239
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	30,868
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,300	33,950
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	36,796
Shenzhen Sunway Communication Co., Ltd. Class A (a)	2,100	13,682
Shenzhou International Group Holdings, Ltd.	86,600	1,265,913
Shui On Land, Ltd.	425,800	93,447
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	14,142
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	17,537
Sichuan Swellfun Co., Ltd. Class A	800	5,944
SINA Corp. (a)	7,800	311,454
Sinolink Securities Co., Ltd. Class A	12,200	16,290
Sino-Ocean Group Holding, Ltd.	379,500	152,447
Sinopec Engineering Group Co., Ltd. Class H	163,500	97,784
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	13,613
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	129,084
Sinopharm Group Co., Ltd. Class H	146,000	533,086
Sinotrans, Ltd. Class H	239,500	81,454
Sinotruk Hong Kong, Ltd.	86,500	184,506
SOHO China, Ltd.	241,000	90,934
Songcheng Performance Development Co., Ltd. Class A	6,300	27,958
SooChow Securities Co., Ltd. Class A	12,000	17,211
Southwest Securities Co., Ltd. Class A	29,900	22,280
Spring Airlines Co., Ltd. Class A	3,300	20,795
Sunac China Holdings, Ltd.	281,700	1,682,940
Suning.com Co., Ltd. Class A	30,200	43,836
Sunny Optical Technology Group Co., Ltd.	82,200	1,423,135
Sunwoda Electronic Co., Ltd. Class A	6,200	17,376

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	$ 23,931
TAL Education Group ADR (a)	44,500	2,144,900
Tasly Pharmaceutical Group Co., Ltd. Class A	5,944	13,159
TBEA Co., Ltd. Class A	14,887	14,213
TCL Corp. Class A	31,000	19,895
Tencent Holdings, Ltd.	665,700	32,089,751
Tencent Music Entertainment Group ADR (a)	11,700	137,358
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	4,500	7,630
Tianma Microelectronics Co., Ltd. Class A	8,800	20,581
Tianqi Lithium Corp. Class A	4,800	20,798
Tingyi Cayman Islands Holding Corp.	246,000	419,903
Toly Bread Co., Ltd. Class A	2,200	13,405
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	16,164
Tongkun Group Co., Ltd. Class A	7,400	15,926
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	14,117
Tongwei Co., Ltd. Class A	8,900	16,777
Topchoice Medical Corp. Class A (a)	300	4,416
Towngas China Co., Ltd. (a)	116,803	80,949
Transfar Zhilian Co., Ltd. Class A	13,000	13,028
TravelSky Technology, Ltd. Class H	113,000	275,836
Trip.com Group, Ltd. ADR (a)	54,367	1,823,469
Tsingtao Brewery Co., Ltd. Class A	3,200	23,431
Tsingtao Brewery Co., Ltd. Class H	48,000	322,493
Tunghsu Optoelectronic Technology Co., Ltd. Class A	22,800	10,999
Unigroup Guoxin Microelectronics Co., Ltd. Class A	900	6,569
Uni-President China Holdings, Ltd.	163,000	171,121
Unisplendour Corp., Ltd. Class A	4,400	19,962
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	16,013
Venustech Group, Inc. Class A	1,500	7,279
Vipshop Holdings, Ltd. ADR (a)	53,588	759,342
Walvax Biotechnology Co., Ltd. Class A	3,500	16,301
Wanda Film Holding Co., Ltd. Class A (a)	3,400	8,860
Wangsu Science & Technology Co., Ltd. Class A	9,795	13,402
Wanhua Chemical Group Co., Ltd. Class A	16,100	129,837
Want Want China Holdings, Ltd. (b)	609,000	568,998
Weibo Corp. ADR (a)(b)	6,860	317,961
Security Description	Shares	Value
Weichai Power Co., Ltd. Class A	18,400	$ 41,951
Weichai Power Co., Ltd. Class H	238,000	502,159
Wens Foodstuffs Group Co., Ltd. Class A	19,200	92,621
Western Securities Co., Ltd. Class A	14,600	20,542
Will Semiconductor, Ltd. Class A	1,700	35,000
Winning Health Technology Group Co., Ltd. Class A	6,500	13,980
Wuchan Zhongda Group Co., Ltd. Class A	20,300	15,301
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	35,184
Wuliangye Yibin Co., Ltd. Class A	15,000	286,448
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	12,117
WuXi AppTec Co., Ltd. Class A	7,499	99,181
WuXi AppTec Co., Ltd. Class H (b)(c)	19,520	242,127
Wuxi Biologics Cayman, Inc. (a)(c)	64,000	810,288
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	23,873
XCMG Construction Machinery Co., Ltd. Class A	35,100	27,565
Xiamen C & D, Inc. Class A	11,400	14,714
Xiaomi Corp. Class B (a)(b)(c)	895,100	1,238,376
Xinhu Zhongbao Co., Ltd. Class A	16,000	8,683
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	13,382
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	101,000	117,309
Xinyi Solar Holdings, Ltd.	401,096	284,666
Yango Group Co., Ltd. Class A	16,200	19,770
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	8,490
Yanzhou Coal Mining Co., Ltd. Class A	9,900	15,010
Yanzhou Coal Mining Co., Ltd. Class H	224,000	201,237
Yealink Network Technology Corp., Ltd. Class A	1,000	10,396
Yifeng Pharmacy Chain Co., Ltd. Class A	700	7,359
Yihai International Holding, Ltd.	59,000	346,043
Yintai Gold Co., Ltd. Class A	7,900	15,437
Yonghui Superstores Co., Ltd. Class A	28,800	31,177
Yonyou Network Technology Co., Ltd. Class A	7,599	30,984
Yum China Holdings, Inc.	41,600	1,997,216
Yunda Holding Co., Ltd. Class A	7,200	34,423
Yunnan Baiyao Group Co., Ltd. Class A	4,299	55,198
Yunnan Energy New Material Co., Ltd.	2,700	19,576

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Yuzhou Properties Co., Ltd.	233,777	$ 128,713
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	37,858
Zhaojin Mining Industry Co., Ltd. Class H	125,500	138,678
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	19,239
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	34,251
Zhejiang Dingli Machinery Co., Ltd. Class A	1,400	14,372
Zhejiang Expressway Co., Ltd. Class H	180,000	164,019
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A (a)	5,300	13,134
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	26,389
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	15,373
Zhejiang NHU Co., Ltd. Class A	5,400	18,033
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	6,300	15,675
Zhejiang Supor Co., Ltd. Class A	1,300	14,330
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	5,705
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	19,027
Zhenro Properties Group, Ltd.	162,000	116,430
Zheshang Securities Co., Ltd. Class A	11,100	17,737
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	35,500	128,026
Zhongji Innolight Co., Ltd. Class A	2,200	16,472
Zhongjin Gold Corp., Ltd. Class A	14,600	17,775
Zhongsheng Group Holdings, Ltd.	69,500	284,536
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	239,590
Zijin Mining Group Co., Ltd. Class A	57,700	38,024
Zijin Mining Group Co., Ltd. Class H	712,000	354,547
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	27,237
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	123,698
ZTE Corp. Class A (a)	13,800	70,118
ZTE Corp. Class H (a)	96,600	295,684
ZTO Express Cayman, Inc. ADR	36,300	847,605
		218,648,503
COLOMBIA — 0.4%
Bancolombia SA	28,086	376,591
Security Description	Shares	Value
Bancolombia SA Preference Shares	55,088	$ 768,865
Ecopetrol SA	604,005	610,171
Grupo Argos SA	35,158	190,709
Grupo Aval Acciones y Valores SA Preference Shares	460,915	205,070
Grupo de Inversiones Suramericana SA	28,763	298,017
Interconexion Electrica SA ESP	55,850	333,585
		2,783,008
CZECH REPUBLIC — 0.1%
CEZ A/S	19,840	446,477
Komercni banka A/S	9,286	340,219
Moneta Money Bank A/S (c)	65,696	246,644
		1,033,340
EGYPT — 0.1%
Commercial International Bank Egypt SAE	158,922	821,840
Eastern Co SAE	120,063	113,106
ElSewedy Electric Co.	98,402	68,728
		1,003,674
GREECE — 0.3%
Alpha Bank AE (a)	171,194	369,534
Eurobank Ergasias SA (a)	322,051	332,582
FF Group (a)(d)	3,869	2,084
Hellenic Telecommunications Organization SA	30,183	483,134
JUMBO SA	13,832	288,015
Motor Oil Hellas Corinth Refineries SA	7,510	173,826
National Bank of Greece SA (a)	64,316	218,028
OPAP SA	21,485	279,515
		2,146,718
HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (a)	1,855,900	326,315
Bosideng International Holdings, Ltd. (b)	412,000	148,582
China Ding Yi Feng Holdings, Ltd. (d)	112,000	1,150
China Everbright, Ltd.	114,000	213,024
China First Capital Group, Ltd. (a)	382,000	13,237
China Gas Holdings, Ltd.	209,800	786,232
China Mobile, Ltd.	712,000	5,985,267
China Resources Cement Holdings, Ltd.	299,000	380,667
China Resources Land, Ltd.	320,000	1,593,470
China State Construction International Holdings, Ltd.	240,000	218,075
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	134,151
Guangdong Investment, Ltd.	338,000	707,077
Haier Electronics Group Co., Ltd.	153,000	478,137
Hutchison China MediTech, Ltd. ADR (a)	7,700	193,039

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Kingboard Holdings, Ltd.	84,500	$ 267,865
Kingboard Laminates Holdings, Ltd.	133,800	165,880
Lee & Man Paper Manufacturing, Ltd.	179,000	135,540
Nine Dragons Paper Holdings, Ltd.	211,000	219,346
Shanghai Industrial Holdings, Ltd.	57,000	109,731
Shenzhen International Holdings, Ltd.	122,039	268,142
Shimao Property Holdings, Ltd.	131,500	509,677
Sino Biopharmaceutical, Ltd.	797,000	1,114,928
SSY Group, Ltd.	184,000	149,008
Sun Art Retail Group, Ltd.	290,000	351,716
Wharf Holdings, Ltd.	120,000	305,244
Yuexiu Property Co., Ltd.	895,000	206,756
		14,982,256
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	50,228	501,224
OTP Bank Nyrt	25,802	1,351,320
Richter Gedeon Nyrt	16,921	368,436
		2,220,980
INDIA — 8.5%
Adani Ports & Special Economic Zone, Ltd.	77,432	397,259
Ambuja Cements, Ltd.	70,151	192,925
Ashok Leyland, Ltd.	144,420	164,798
Asian Paints, Ltd.	33,001	827,682
Aurobindo Pharma, Ltd.	31,970	204,823
Avenue Supermarts, Ltd. (a)(c)	15,359	395,927
Axis Bank, Ltd.	241,335	2,544,260
Bajaj Auto, Ltd.	10,548	469,929
Bajaj Finance, Ltd.	20,030	1,185,611
Bajaj Finserv, Ltd.	4,356	574,875
Bandhan Bank, Ltd. (c)	47,726	340,871
Berger Paints India, Ltd.	25,564	184,805
Bharat Forge, Ltd.	25,984	175,937
Bharat Petroleum Corp., Ltd.	74,248	511,209
Bharti Airtel, Ltd. (a)	236,773	1,512,627
Bharti Infratel, Ltd.	40,967	144,921
Bosch, Ltd.	845	181,600
Britannia Industries, Ltd.	6,960	296,037
Cipla, Ltd.	44,017	294,708
Coal India, Ltd.	154,997	459,162
Colgate-Palmolive India, Ltd.	7,108	145,091
Container Corp. Of India, Ltd.	25,257	202,702
Dabur India, Ltd.	66,144	424,415
Divi's Laboratories, Ltd.	9,808	252,578
DLF, Ltd.	65,554	211,509
Dr Reddy's Laboratories, Ltd. ADR	428	17,368
Dr Reddy's Laboratories, Ltd.	12,624	507,511
Eicher Motors, Ltd.	1,519	476,696
GAIL India, Ltd.	169,014	286,749
GAIL India, Ltd. GDR	3,808	37,471
Security Description	Shares	Value
Godrej Consumer Products, Ltd.	44,972	$ 429,507
Grasim Industries, Ltd.	37,358	389,919
Havells India, Ltd.	30,412	275,794
HCL Technologies, Ltd.	124,750	994,461
HDFC Asset Management Co., Ltd. (c)	4,737	211,704
HDFC Life Insurance Co., Ltd. (c)	61,883	539,691
Hero MotoCorp, Ltd.	12,005	411,390
Hindalco Industries, Ltd.	145,979	441,343
Hindustan Petroleum Corp., Ltd.	75,023	277,639
Hindustan Unilever, Ltd.	75,076	2,019,784
Housing Development Finance Corp., Ltd.	190,511	6,440,522
ICICI Bank, Ltd. ADR	286	4,316
ICICI Bank, Ltd.	552,930	4,172,646
ICICI Lombard General Insurance Co., Ltd. (c)	20,575	398,107
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	260,501
Indian Oil Corp., Ltd.	235,032	413,902
Info Edge India, Ltd.	6,821	242,697
Infosys, Ltd. ADR	1,518	15,666
Infosys, Ltd.	393,174	4,032,093
InterGlobe Aviation, Ltd. (c)	11,358	212,208
ITC, Ltd.	396,639	1,321,423
JSW Steel, Ltd.	106,115	401,398
Larsen & Toubro, Ltd. GDR	1,235	22,699
Larsen & Toubro, Ltd.	53,654	980,951
LIC Housing Finance, Ltd.	38,049	231,269
Lupin, Ltd.	26,873	288,013
Mahindra & Mahindra Financial Services, Ltd.	38,757	174,704
Mahindra & Mahindra, Ltd. GDR	2,150	16,254
Mahindra & Mahindra, Ltd.	83,139	618,783
Marico, Ltd.	54,929	262,224
Maruti Suzuki India, Ltd.	12,179	1,257,517
Motherson Sumi Systems, Ltd.	120,996	248,508
Nestle India, Ltd.	2,636	545,527
NTPC, Ltd.	296,399	494,150
Oil & Natural Gas Corp., Ltd.	286,783	516,488
Page Industries, Ltd.	700	227,913
Petronet LNG, Ltd.	76,072	285,677
Pidilite Industries, Ltd.	14,662	284,908
Piramal Enterprises, Ltd.	11,410	243,472
Power Grid Corp. of India, Ltd.	208,957	557,975
REC, Ltd.	86,724	173,744
Reliance Industries, Ltd. GDR (c)	615	26,168
Reliance Industries, Ltd.	329,648	7,001,391
SBI Life Insurance Co., Ltd. (c)	39,876	536,927
Shree Cement, Ltd.	1,040	297,058
Shriram Transport Finance Co., Ltd.	20,568	336,940
Siemens, Ltd.	7,799	163,567
State Bank of India (a)	208,457	974,849
Sun Pharmaceutical Industries, Ltd.	95,916	580,913
Tata Consultancy Services, Ltd.	104,261	3,162,383

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Tata Motors, Ltd. ADR (a)	541	$ 6,995
Tata Motors, Ltd. (a)	177,384	458,879
Tata Power Co., Ltd.	138,650	110,041
Tata Steel, Ltd.	32,077	211,553
Tata Steel, Ltd. GDR	10,534	71,210
Tech Mahindra, Ltd.	52,835	563,450
Titan Co., Ltd.	35,463	591,181
UltraTech Cement, Ltd.	11,876	674,677
United Spirits, Ltd. (a)	35,264	295,982
UPL, Ltd.	66,571	544,669
Vedanta, Ltd.	230,397	491,438
Vedanta, Ltd. ADR	366	3,159
Wipro, Ltd. ADR (b)	9,561	35,854
Wipro, Ltd.	119,363	411,544
Zee Entertainment Enterprises, Ltd.	81,290	332,548
		62,842,919
INDONESIA — 1.9%
Ace Hardware Indonesia Tbk PT	711,000	76,567
Adaro Energy Tbk PT	1,859,800	208,319
Astra International Tbk PT	2,329,500	1,162,023
Bank Central Asia Tbk PT	1,141,000	2,747,194
Bank Mandiri Persero Tbk PT	2,148,000	1,187,531
Bank Negara Indonesia Persero Tbk PT	928,100	524,804
Bank Rakyat Indonesia Persero Tbk PT	6,413,400	2,032,700
Bank Tabungan Negara Persero Tbk PT	468,600	71,560
Barito Pacific Tbk PT (a)	3,394,400	369,209
Bukit Asam Tbk PT	383,100	73,405
Bumi Serpong Damai Tbk PT (a)	1,003,000	90,673
Charoen Pokphand Indonesia Tbk PT	837,700	392,224
Gudang Garam Tbk PT	59,000	225,248
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	173,673
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	178,654
Indocement Tunggal Prakarsa Tbk PT	226,400	310,266
Indofood CBP Sukses Makmur Tbk PT	296,900	238,461
Indofood Sukses Makmur Tbk PT	552,900	315,630
Jasa Marga Persero Tbk PT	247,489	92,257
Kalbe Farma Tbk PT	2,654,400	309,752
Pabrik Kertas Tjiwi Kimia Tbk PT	177,100	131,079
Pakuwon Jati Tbk PT	2,231,900	91,639
Perusahaan Gas Negara Tbk PT	1,369,000	213,991
Semen Indonesia Persero Tbk PT	364,300	314,900
Telekomunikasi Indonesia Persero Tbk PT	5,718,300	1,635,271
Unilever Indonesia Tbk PT	189,000	571,799
United Tractors Tbk PT	205,000	317,855
XL Axiata Tbk PT (a)	394,000	89,400
		14,146,084
Security Description	Shares	Value
LUXEMBOURG — 0.1%
Reinet Investments SCA	18,450	$ 366,137
MALAYSIA — 1.8%
AirAsia Group Bhd	175,900	73,103
AMMB Holdings Bhd	195,200	186,586
Axiata Group Bhd	338,293	342,387
British American Tobacco Malaysia Bhd	18,500	68,202
CIMB Group Holdings Bhd	557,103	701,401
Dialog Group Bhd	444,400	374,815
DiGi.Com Bhd	390,600	425,883
Fraser & Neave Holdings Bhd	18,500	157,570
Gamuda Bhd	202,900	193,451
Genting Bhd	268,000	396,382
Genting Malaysia Bhd	366,800	295,018
Genting Plantations Bhd	28,800	74,491
HAP Seng Consolidated Bhd	77,700	189,572
Hartalega Holdings Bhd	186,100	249,316
Hong Leong Bank Bhd	78,500	332,001
Hong Leong Financial Group Bhd	26,800	110,725
IHH Healthcare Bhd	274,500	367,074
IJM Corp. Bhd	320,100	169,812
IOI Corp. Bhd	239,900	270,368
Kuala Lumpur Kepong Bhd	52,600	318,905
Malayan Banking Bhd	452,081	954,890
Malaysia Airports Holdings Bhd	126,200	234,475
Maxis Bhd	286,700	372,875
MISC Bhd	141,800	289,458
Nestle Malaysia Bhd	8,700	312,651
Petronas Chemicals Group Bhd	299,000	537,257
Petronas Dagangan Bhd	29,200	164,899
Petronas Gas Bhd	75,000	304,730
PPB Group Bhd	68,720	316,510
Press Metal Aluminium Holdings Bhd	179,900	204,507
Public Bank Bhd	358,600	1,704,238
QL Resources Bhd	81,800	162,580
RHB Bank Bhd	203,510	287,566
Sime Darby Bhd	334,969	181,795
Sime Darby Plantation Bhd	261,069	347,837
Telekom Malaysia Bhd	127,600	119,162
Tenaga Nasional Bhd	360,200	1,167,645
Top Glove Corp. Bhd	180,700	207,625
Westports Holdings Bhd	98,400	101,275
YTL Corp. Bhd	321,196	76,952
		13,345,989
MEXICO — 2.3%
Alfa SAB de CV Class A	381,040	315,986
Alsea SAB de CV (a)	69,700	183,920
America Movil SAB de CV Series L	3,896,221	3,115,491
Arca Continental SAB de CV	55,700	294,988
Cemex SAB de CV Series CPO	1,730,117	648,656
Coca-Cola Femsa SAB de CV	66,200	402,444

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
El Puerto de Liverpool SAB de CV Series C1 (b)	22,100	$ 109,774
Fibra Uno Administracion SA de CV REIT	388,858	602,932
Fomento Economico Mexicano SAB de CV	224,880	2,123,642
Gruma SAB de CV Class B	26,060	267,431
Grupo Aeroportuario del Pacifico SAB de CV Class B	44,900	534,382
Grupo Aeroportuario del Sureste SAB de CV Class B	26,160	490,729
Grupo Bimbo SAB de CV Class A (b)	206,215	376,197
Grupo Carso SAB de CV Series A1	53,700	198,745
Grupo Financiero Banorte SAB de CV Series O	299,603	1,674,756
Grupo Financiero Inbursa SAB de CV Series O	292,926	359,875
Grupo Mexico SAB de CV Class B	403,136	1,109,670
Grupo Televisa SAB Series CPO (b)	274,629	644,689
Industrias Penoles SAB de CV (b)	17,115	179,470
Infraestructura Energetica Nova SAB de CV	65,700	308,878
Kimberly-Clark de Mexico SAB de CV Class A	192,189	382,974
Megacable Holdings SAB de CV	37,300	152,961
Orbia Advance Corp. SAB de CV	133,110	284,209
Promotora y Operadora de Infraestructura SAB de CV	28,350	290,526
Wal-Mart de Mexico SAB de CV	604,894	1,738,702
		16,792,027
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	67,089
MCB Bank, Ltd.	48,800	64,579
Oil & Gas Development Co., Ltd.	76,400	70,211
		201,879
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	27,200	410,720
Credicorp, Ltd.	7,800	1,662,414
Southern Copper Corp.	10,267	436,142
		2,509,276
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	249,940	254,160
Aboitiz Power Corp.	192,500	129,993
Altus San Nicolas Corp. (a)	4,817	494
Ayala Corp.	32,165	498,877
Ayala Land, Inc.	844,400	758,618
Bank of the Philippine Islands	115,059	199,698
BDO Unibank, Inc.	225,609	703,845
Globe Telecom, Inc.	3,920	156,351
GT Capital Holdings, Inc.	12,002	200,725
Security Description	Shares	Value
International Container Terminal Services, Inc.	124,890	$ 317,126
JG Summit Holdings, Inc.	326,140	520,330
Jollibee Foods Corp.	53,440	227,921
Manila Electric Co.	26,550	166,183
Megaworld Corp.	1,462,000	115,759
Metro Pacific Investments Corp.	1,727,000	118,668
Metropolitan Bank & Trust Co.	217,087	284,191
PLDT, Inc.	11,066	215,879
Robinsons Land Corp.	250,186	136,097
Security Bank Corp.	29,670	114,239
SM Investments Corp.	27,500	566,344
SM Prime Holdings, Inc.	1,161,100	965,195
Universal Robina Corp.	111,700	319,804
		6,970,497
POLAND — 0.9%
Bank Millennium SA (a)	70,894	109,505
Bank Polska Kasa Opieki SA	19,437	515,525
CCC SA	3,605	104,705
CD Projekt SA	8,245	608,475
Cyfrowy Polsat SA	32,938	242,993
Dino Polska SA (a)(c)	6,152	233,910
Grupa Lotos SA	11,534	254,538
KGHM Polska Miedz SA (a)	17,033	429,861
LPP SA	159	370,285
mBank SA (a)	1,908	196,176
Orange Polska SA (a)	76,094	143,054
PGE Polska Grupa Energetyczna SA (a)	104,212	219,029
Polski Koncern Naftowy ORLEN SA	34,368	778,777
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	243,546
Powszechna Kasa Oszczednosci Bank Polski SA	100,592	915,270
Powszechny Zaklad Ubezpieczen SA	69,183	731,232
Santander Bank Polska SA	4,506	365,734
		6,462,615
QATAR — 0.9%
Barwa Real Estate Co.	231,020	224,612
Commercial Bank PQSC	245,580	317,008
Industries Qatar QSC	207,197	585,000
Masraf Al Rayan QSC	451,610	491,177
Mesaieed Petrochemical Holding Co.	549,861	379,058
Ooredoo QSC	96,940	188,502
Qatar Electricity & Water Co. QSC	65,618	289,973
Qatar Fuel QSC	61,373	386,004
Qatar Insurance Co. SAQ	200,420	173,943
Qatar International Islamic Bank QSC	82,218	218,586
Qatar Islamic Bank SAQ	132,092	556,158

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Qatar National Bank QPSC	523,811	$ 2,962,172
		6,772,193
ROMANIA — 0.1%
NEPI Rockcastle PLC	43,056	381,280
RUSSIA — 3.9%
Alrosa PJSC	322,050	436,944
Gazprom PJSC	1,234,818	5,097,821
Inter RAO UES PJSC	4,473,928	360,983
LUKOIL PJSC	45,572	4,515,286
Magnit PJSC	9,412	519,082
Magnitogorsk Iron & Steel Works PJSC	287,300	194,204
MMC Norilsk Nickel PJSC	7,316	2,253,061
Mobile TeleSystems PJSC ADR	45,470	461,521
Mobile TeleSystems PJSC	31,501	162,295
Moscow Exchange MICEX	173,801	301,340
Novatek PJSC GDR	600	121,800
Novatek PJSC	101,850	2,069,755
Novolipetsk Steel PJSC	146,523	338,617
PhosAgro PJSC GDR	14,306	181,686
Polymetal International PLC	25,736	407,421
Polyus PJSC (a)	3,245	370,887
Rosneft Oil Co. PJSC	133,971	970,089
Sberbank of Russia PJSC	1,251,014	5,131,249
Severstal PJSC	25,560	386,335
Surgutneftegas PJSC Preference Shares	864,900	527,131
Surgutneftegas PJSC	876,100	712,037
Tatneft PJSC	176,294	2,155,450
Transneft PJSC Preference Shares	60	170,501
VTB Bank PJSC	411,300,000	303,951
X5 Retail Group NV GDR	14,967	516,362
		28,665,808
SAUDI ARABIA — 2.6%
Advanced Petrochemical Co.	13,629	179,477
Al Rajhi Bank	141,697	2,470,339
Alinma Bank	89,985	608,088
Almarai Co. JSC	31,215	411,895
Arab National Bank	68,159	497,842
Bank AlBilad	46,186	331,193
Bank Al-Jazira	51,507	206,506
Banque Saudi Fransi	66,230	669,133
Bupa Arabia for Cooperative Insurance Co.	3,135	85,577
Co. for Cooperative Insurance (a)	7,040	143,942
Dar Al Arkan Real Estate Development Co. (a)	67,534	198,031
Emaar Economic City (a)	43,855	111,645
Etihad Etisalat Co. (a)	47,529	316,750
Jarir Marketing Co.	7,402	326,759
National Commercial Bank	138,566	1,819,203
National Industrialization Co. (a)	37,774	137,752
Rabigh Refining & Petrochemical Co. (a)	25,187	145,430
Riyad Bank	137,651	880,661
Security Description	Shares	Value
Sahara International Petrochemical Co.	45,878	$ 219,649
Samba Financial Group	112,566	973,733
Saudi Airlines Catering Co.	4,598	126,003
Saudi Arabian Fertilizer Co.	20,474	422,983
Saudi Arabian Mining Co. (a)	49,940	591,085
Saudi Arabian Oil Co. (a)(c)	115,000	1,080,625
Saudi Basic Industries Corp.	86,716	2,170,616
Saudi British Bank	82,438	762,562
Saudi Cement Co.	9,637	180,085
Saudi Electricity Co.	101,879	549,141
Saudi Industrial Investment Group	28,368	181,492
Saudi Kayan Petrochemical Co. (a)	93,520	276,723
Saudi Telecom Co.	46,081	1,250,512
Savola Group (a)	33,200	304,007
Yanbu National Petrochemical Co.	28,105	418,807
		19,048,246
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	26,200	266,479
SOUTH AFRICA — 4.5%
Absa Group, Ltd.	82,792	883,959
Anglo American Platinum, Ltd.	6,599	616,946
AngloGold Ashanti, Ltd.	47,701	1,079,656
Aspen Pharmacare Holdings, Ltd. (a)	49,333	420,601
Bid Corp., Ltd.	38,526	909,763
Bidvest Group, Ltd.	32,799	480,298
Capitec Bank Holdings, Ltd.	5,272	545,233
Clicks Group, Ltd.	29,873	548,154
Discovery, Ltd.	48,727	420,348
Exxaro Resources, Ltd.	30,772	288,586
FirstRand, Ltd.	388,724	1,745,762
Fortress REIT, Ltd. Class A,	149,753	206,260
Foschini Group, Ltd. (b)	29,345	313,711
Gold Fields, Ltd.	101,420	695,329
Growthpoint Properties, Ltd. REIT	338,550	535,298
Impala Platinum Holdings, Ltd. (a)	91,505	939,164
Investec, Ltd.	35,166	208,630
Kumba Iron Ore, Ltd. (b)	8,059	240,355
Liberty Holdings, Ltd.	16,199	128,181
Life Healthcare Group Holdings, Ltd.	173,849	306,460
Momentum Metropolitan Holdings	104,070	162,541
Mr. Price Group, Ltd.	32,243	420,806
MTN Group, Ltd. (b)	195,429	1,152,854
MultiChoice Group, Ltd. (a)	54,744	456,086
Naspers, Ltd. Class N	50,886	8,336,192
Nedbank Group, Ltd.	42,684	654,141
Northam Platinum, Ltd. (a)	40,047	354,032
Old Mutual, Ltd.	553,789	778,596
Pepkor Holdings, Ltd. (c)	91,822	118,656
Pick n Pay Stores, Ltd.	44,061	201,313

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
PSG Group, Ltd.	18,510	$ 309,958
Rand Merchant Investment Holdings, Ltd.	93,926	207,150
Redefine Properties, Ltd. REIT	686,502	371,149
Remgro, Ltd.	60,706	846,546
RMB Holdings, Ltd.	88,461	508,871
Sanlam, Ltd.	215,969	1,221,665
Sasol, Ltd.	64,778	1,405,859
Shoprite Holdings, Ltd.	58,005	522,329
Sibanye Gold, Ltd. (a)	258,517	663,509
SPAR Group, Ltd.	23,362	329,977
Standard Bank Group, Ltd.	149,630	1,801,103
Telkom SA SOC, Ltd.	36,105	89,904
Tiger Brands, Ltd. (b)	19,448	293,052
Vodacom Group, Ltd.	73,494	605,990
Woolworths Holdings, Ltd.	122,234	424,827
		33,749,800
SOUTH KOREA — 11.5%
Amorepacific Corp. (a)	3,669	634,528
Amorepacific Corp. Preference Shares	1,181	91,298
AMOREPACIFIC Group (a)	3,621	258,945
BGF retail Co., Ltd. (a)	940	137,775
BNK Financial Group, Inc.	34,469	228,313
Celltrion Healthcare Co., Ltd. (a)	6,681	306,190
Celltrion, Inc. (a)(b)	10,888	1,704,119
Cheil Worldwide, Inc.	8,082	168,077
CJ CheilJedang Corp. (a)	1,023	223,362
CJ Corp. (a)	1,927	160,965
CJ Corp. Preference Shares (a)	253	15,839
CJ ENM Co., Ltd.	1,368	188,796
CJ Logistics Corp. (a)	1,140	152,795
Daelim Industrial Co., Ltd.	3,456	270,455
Daewoo Engineering & Construction Co., Ltd. (a)	25,312	103,748
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	106,420
DB Insurance Co., Ltd.	6,060	274,061
Doosan Bobcat, Inc. (a)	6,257	185,851
E-MART, Inc. (a)	2,554	281,582
Fila Korea, Ltd.	5,908	270,763
GS Engineering & Construction Corp.	7,569	203,223
GS Holdings Corp.	6,485	289,356
GS Retail Co., Ltd.	3,214	109,083
Hana Financial Group, Inc.	34,549	1,102,389
Hankook Tire & Technology Co., Ltd.	9,159	265,714
Hanmi Pharm Co., Ltd. (a)	802	205,623
Hanon Systems	22,868	220,484
Hanwha Chemical Corp. (a)	12,733	207,546
Hanwha Corp.	5,038	108,911
Hanwha Life Insurance Co., Ltd.	34,930	69,772
HDC Hyundai Development Co-Engineering & Construction (a)	3,370	74,746
Security Description	Shares	Value
Helixmith Co., Ltd. (a)(b)	2,369	$ 189,897
HLB, Inc. (a)(b)	3,786	376,161
Hotel Shilla Co., Ltd.	3,859	302,994
Hyundai Construction Equipment Co., Ltd.	4	103
Hyundai Department Store Co., Ltd. (a)	1,795	128,985
Hyundai Engineering & Construction Co., Ltd. (a)	9,829	359,520
Hyundai Glovis Co., Ltd.	2,379	294,174
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,225	358,035
Hyundai Marine & Fire Insurance Co., Ltd.	7,982	186,013
Hyundai Mobis Co., Ltd.	7,703	1,705,191
Hyundai Motor Co.	17,278	1,800,336
Hyundai Motor Co. Preference Shares (f)	4,501	309,031
Hyundai Motor Co. Preference Shares (f)	2,966	183,892
Hyundai Steel Co.	9,783	266,052
Industrial Bank of Korea	32,587	332,506
Kakao Corp. (a)	5,764	765,078
Kangwon Land, Inc. (a)	14,360	367,552
KB Financial Group, Inc.	45,879	1,890,384
KCC Corp.	749	151,231
Kia Motors Corp.	30,333	1,161,963
KMW Co., Ltd. (a)	2,751	121,558
Korea Aerospace Industries, Ltd. (a)	9,041	266,199
Korea Electric Power Corp.	29,404	706,845
Korea Gas Corp.	3,203	104,833
Korea Investment Holdings Co., Ltd. (a)	5,047	315,969
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,875	533,259
Korea Zinc Co., Ltd. (a)	1,035	380,367
Korean Air Lines Co., Ltd. (a)	5,857	144,342
KT&G Corp.	13,435	1,089,717
Kumho Petrochemical Co., Ltd.	2,301	154,203
LG Chem, Ltd.	5,291	1,452,629
LG Chem, Ltd. Preference Shares (a)	922	137,927
LG Corp. (a)	10,862	693,169
LG Display Co., Ltd. (a)	28,251	396,972
LG Electronics, Inc.	12,188	759,873
LG Household & Health Care, Ltd. (a)	1,079	1,176,548
LG Household & Health Care, Ltd. Preference Shares	263	175,341
LG Innotek Co., Ltd.	1,822	220,572
LG Uplus Corp. (a)	13,330	163,679
Lotte Chemical Corp. (a)	2,107	408,118
Lotte Corp.	3,364	113,302
Lotte Shopping Co., Ltd. (a)(b)	1,454	170,364
Medy-Tox, Inc.	571	148,570
Meritz Securities Co., Ltd.	35,505	116,360

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Mirae Asset Daewoo Co., Ltd. (a)	48,701	$ 317,949
NAVER Corp.	16,202	2,612,887
NCSoft Corp. (a)	1,891	884,631
Netmarble Corp. (a)(c)	3,142	251,045
NH Investment & Securities Co., Ltd. (a)	16,570	181,970
OCI Co., Ltd. (a)	2,194	118,764
Orange Life Insurance, Ltd. (c)	3,722	90,600
Orion Corp/Republic of Korea (a)	2,899	264,468
Ottogi Corp. (a)	142	68,025
Pan Ocean Co., Ltd. (a)	33,430	131,384
Pearl Abyss Corp. (a)	814	130,358
POSCO	9,061	1,853,021
POSCO Chemtech Co., Ltd.	3,021	128,656
Posco International Corp.	5,887	94,939
S-1 Corp.	2,014	163,182
Samsung Biologics Co., Ltd. (a)(c)	2,024	757,830
Samsung C&T Corp.	9,799	919,358
Samsung Card Co., Ltd.	3,365	112,317
Samsung Electro-Mechanics Co., Ltd.	6,399	691,664
Samsung Electronics Co., Ltd. Preference Shares	95,303	3,741,412
Samsung Electronics Co., Ltd.	554,521	26,756,256
Samsung Engineering Co., Ltd. (a)	19,505	323,832
Samsung Fire & Marine Insurance Co., Ltd. (a)	3,527	742,639
Samsung Heavy Industries Co., Ltd. (a)	53,830	338,401
Samsung Life Insurance Co., Ltd.	7,969	513,373
Samsung SDI Co., Ltd.	6,339	1,293,618
Samsung SDS Co., Ltd.	3,985	670,226
Samsung Securities Co., Ltd. (a)	7,444	248,466
Shinhan Financial Group Co., Ltd. (a)	52,058	1,951,415
Shinsegae, Inc.	883	220,664
SK Holdings Co., Ltd.	4,043	915,964
SK Hynix, Inc.	63,278	5,148,912
SK Innovation Co., Ltd.	6,367	825,846
SK Telecom Co., Ltd.	2,296	472,522
S-Oil Corp.	5,525	455,301
Woongjin Coway Co., Ltd.	6,271	504,847
Woori Financial Group, Inc.	54,330	544,968
Yuhan Corp.	1,105	225,978
		85,368,231
SPAIN — 0.0% (e)
AmRest Holdings SE (a)	8,041	91,932
TAIWAN — 11.4%
Accton Technology Corp.	58,000	325,049
Acer, Inc.	356,000	211,983
Advantech Co., Ltd.	42,098	424,112
Airtac International Group	15,000	233,429
ASE Technology Holding Co., Ltd.	398,307	1,105,486
Asia Cement Corp.	273,000	436,680
Security Description	Shares	Value
Asustek Computer, Inc.	81,000	$ 625,530
AU Optronics Corp.	1,058,000	354,702
Catcher Technology Co., Ltd.	75,000	567,935
Cathay Financial Holding Co., Ltd.	898,087	1,274,764
Chailease Holding Co., Ltd.	145,806	671,222
Chang Hwa Commercial Bank, Ltd.	673,636	510,109
Cheng Shin Rubber Industry Co., Ltd.	240,000	334,657
Chicony Electronics Co., Ltd.	71,788	213,134
China Airlines, Ltd.	333,000	100,643
China Development Financial Holding Corp.	1,446,000	469,346
China Life Insurance Co., Ltd. (a)	333,386	284,708
China Steel Corp.	1,358,000	1,082,703
Chunghwa Telecom Co., Ltd.	439,000	1,610,902
Compal Electronics, Inc.	514,000	323,211
CTBC Financial Holding Co., Ltd.	2,137,040	1,596,881
Delta Electronics, Inc.	224,000	1,132,068
E.Sun Financial Holding Co., Ltd.	1,203,240	1,119,872
Eclat Textile Co., Ltd.	23,550	316,598
Eva Airways Corp.	265,619	121,835
Evergreen Marine Corp. Taiwan, Ltd. (a)	279,252	115,513
Far Eastern New Century Corp.	392,000	390,339
Far EasTone Telecommunications Co., Ltd.	200,000	481,035
Feng TAY Enterprise Co., Ltd.	39,468	256,739
First Financial Holding Co., Ltd.	1,144,941	905,197
Formosa Chemicals & Fibre Corp.	405,000	1,182,156
Formosa Petrochemical Corp.	155,000	504,136
Formosa Plastics Corp.	514,000	1,711,219
Formosa Taffeta Co., Ltd.	98,000	111,806
Foxconn Technology Co., Ltd.	117,830	260,211
Fubon Financial Holding Co., Ltd.	766,000	1,185,656
Giant Manufacturing Co., Ltd.	38,000	270,007
Globalwafers Co., Ltd.	27,000	344,514
Highwealth Construction Corp.	94,000	145,185
Hiwin Technologies Corp.	29,186	273,585
Hon Hai Precision Industry Co., Ltd.	1,445,800	4,379,312
Hotai Motor Co., Ltd.	34,000	774,661
Hua Nan Financial Holdings Co., Ltd.	905,041	664,206
Innolux Corp.	1,084,000	301,222
Inventec Corp.	321,000	244,683
Largan Precision Co., Ltd.	12,000	2,001,535
Lite-On Technology Corp.	258,958	426,313
MediaTek, Inc.	175,000	2,589,068
Mega Financial Holding Co., Ltd.	1,254,000	1,280,061
Micro-Star International Co., Ltd.	84,000	242,946
Nan Ya Plastics Corp.	594,000	1,442,546
Nanya Technology Corp.	150,000	417,320
Nien Made Enterprise Co., Ltd.	20,000	184,808
Novatek Microelectronics Corp.	71,000	518,698
Pegatron Corp.	223,000	508,830

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Phison Electronics Corp.	19,000	$ 215,815
Pou Chen Corp.	272,000	355,686
Powertech Technology, Inc.	88,000	292,971
President Chain Store Corp.	65,000	659,172
Quanta Computer, Inc.	309,000	662,798
Realtek Semiconductor Corp.	59,000	462,521
Ruentex Development Co., Ltd. (a)	63,840	96,259
Ruentex Industries, Ltd. (a)	42,600	104,450
Shanghai Commercial & Savings Bank, Ltd.	380,736	660,449
Shin Kong Financial Holding Co., Ltd.	1,339,180	462,372
SinoPac Financial Holdings Co., Ltd.	1,219,457	528,837
Standard Foods Corp.	48,512	112,634
Synnex Technology International Corp.	170,700	213,539
Taishin Financial Holding Co., Ltd.	1,092,408	528,402
Taiwan Business Bank	678,558	285,213
Taiwan Cement Corp.	563,740	821,811
Taiwan Cooperative Financial Holding Co., Ltd.	1,037,774	718,344
Taiwan High Speed Rail Corp.	250,000	320,246
Taiwan Mobile Co., Ltd.	187,000	698,669
Taiwan Semiconductor Manufacturing Co., Ltd.	2,860,000	31,579,544
Tatung Co., Ltd. (a)	226,000	158,321
Uni-President Enterprises Corp.	557,000	1,378,704
United Microelectronics Corp.	1,273,000	698,564
Vanguard International Semiconductor Corp.	110,000	290,990
Walsin Technology Corp.	39,000	310,938
Win Semiconductors Corp.	38,000	372,686
Winbond Electronics Corp.	358,000	233,476
Wistron Corp.	352,101	332,991
Wiwynn Corp.	9,000	190,646
WPG Holdings, Ltd.	191,880	250,275
Yageo Corp.	32,556	474,596
Yuanta Financial Holding Co., Ltd.	1,138,000	766,841
Zhen Ding Technology Holding, Ltd.	67,000	319,612
		85,119,438
THAILAND — 2.5%
Advanced Info Service PCL	136,800	972,780
Airports of Thailand PCL	494,000	1,224,538
B Grimm Power PCL	85,100	149,155
Bangkok Bank PCL	12,400	66,028
Bangkok Bank PCL NVDR	47,800	255,327
Bangkok Dusit Medical Services PCL Class F	1,080,800	938,140
Bangkok Expressway & Metro PCL	924,999	336,602
Banpu PCL (b)	518,400	205,950
Security Description	Shares	Value
Berli Jucker PCL	149,600	$ 209,763
BTS Group Holdings PCL	795,184	350,421
Bumrungrad Hospital PCL	51,700	253,721
Central Pattana PCL	255,800	531,605
Charoen Pokphand Foods PCL	469,100	430,672
CP ALL PCL	674,200	1,626,205
Electricity Generating PCL	36,300	397,493
Energy Absolute PCL (b)	209,600	306,139
Global Power Synergy PCL Class F	78,400	224,439
Gulf Energy Development PCL	66,900	370,752
Home Product Center PCL	745,000	397,947
Indorama Ventures PCL	216,400	252,856
Intouch Holdings PCL Class F	255,800	488,905
IRPC PCL	1,451,700	178,350
Kasikornbank PCL	235,200	1,181,742
Krung Thai Bank PCL	446,900	244,683
Land & Houses PCL	1,050,253	343,612
Minor International PCL	348,600	418,966
Muangthai Capital PCL	74,900	159,408
Osotspa PCL	79,900	108,032
PTT Exploration & Production PCL	158,800	660,038
PTT Global Chemical PCL	276,400	525,971
PTT PCL	1,320,000	1,938,989
Ratch Group PCL	85,200	195,551
Robinson PCL	64,900	143,000
Siam Cement PCL	89,779	1,174,924
Siam Commercial Bank PCL	106,800	434,991
Srisawad Corp. PCL	79,900	182,720
Thai Oil PCL	138,400	322,277
Thai Union Group PCL Class F	394,200	177,664
TMB Bank PCL	2,025,518	113,604
Total Access Communication PCL	83,100	147,730
True Corp. PCL (b)	1,492,537	229,209
		18,870,899
TURKEY — 0.5%
Akbank T.A.S. (a)	355,363	484,287
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	98,758
Arcelik A/S (a)	23,873	83,602
Aselsan Elektronik Sanayi Ve Ticaret A/S	40,275	141,717
BIM Birlesik Magazalar A/S	53,121	416,506
Eregli Demir ve Celik Fabrikalari TAS	174,073	264,429
Ford Otomotiv Sanayi A/S	8,854	105,412
Haci Omer Sabanci Holding A/S	117,588	188,504
KOC Holding A/S	95,641	326,571
TAV Havalimanlari Holding A/S	21,391	104,888
Tupras Turkiye Petrol Rafinerileri A/S	15,777	336,166
Turk Hava Yollari AO (a)	65,005	157,952
Turkcell Iletisim Hizmetleri A/S	138,361	320,851
Turkiye Garanti Bankasi A/S (a)	283,550	530,793

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C (a)	202,605	$ 218,232
		3,778,668
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	318,366	686,457
Aldar Properties PJSC	475,067	279,364
DP World PLC	20,095	263,244
Dubai Islamic Bank PJSC	205,183	307,790
Emaar Malls PJSC	305,084	151,996
Emaar Properties PJSC	428,953	469,458
Emirates Telecommunications Group Co. PJSC	199,788	889,844
First Abu Dhabi Bank PJSC	314,670	1,298,721
		4,346,874
UNITED STATES — 0.0% (e)
Titan Cement International SA (a)	5,183	110,308
TOTAL COMMON STOCKS (Cost $558,534,268)		713,821,503

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Lojas Americanas SA (expiring 1/8/20) (a)	896	2,094
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	3,446	—
INDIA — 0.0% (e)
Piramal Enterprises, Ltd. (expiring 1/20/20) (a)	1,512	4,735
TOTAL RIGHTS (Cost $0)		6,829
WARRANTS — 1.8%
SWITZERLAND — 1.8%
UBS AG (expiring 11/26/20) (a)	3,600	3,730,385
UBS AG (expiring 5/28/20) (a)	2,190	2,269,398
UBS AG (expiring 5/29/20) (a)	2,012	2,084,945
UBS AG (expiring 8/31/20) (a)	5,200	5,388,370
		13,473,098
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 12/16/20) (a)	79,518	—
Minor International PCL (expiring 9/30/21) (a)	13,725	1,476
		1,476
TOTAL WARRANTS (Cost $12,202,089)		13,474,574
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	13,395,448	$ 13,396,788
State Street Navigator Securities Lending Portfolio II (i) (j)	4,915,751	4,915,751
TOTAL SHORT-TERM INVESTMENTS (Cost $18,312,389)		18,312,539
TOTAL INVESTMENTS — 100.3% (Cost $589,048,746)		745,615,445
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,903,419)
NET ASSETS — 100.0%		$ 743,712,026
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $3,234, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	333	03/20/2020	$17,849,359	$18,651,330	$801,971
During the fiscal year ended December 31, 2019, average notional value related to futures contracts was $25,553,435 or 3% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$696,438,974	$17,379,295	$3,234	$713,821,503
Rights	2,094	4,735	—	6,829
Warrants	13,474,574	—	—	13,474,574
Short-Term Investments	18,312,539	—	—	18,312,539
TOTAL INVESTMENTS	$728,228,181	$17,384,030	$3,234	$745,615,445
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	801,971	—	—	801,971
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 801,971	$ —	$ —	$ 801,971
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$729,030,152	$17,384,030	$3,234	$746,417,416
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$117,414,812	$104,017,340	$(834)	$150	13,395,448	$13,396,788	$161,218
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,025,892	9,025,892	115,890,449	124,916,341	—	—	—	—	298,388
State Street Navigator Securities Lending Portfolio II	5,297,343	5,297,343	51,528,389	51,909,981	—	—	4,915,751	4,915,751	112,792
Total		$14,323,235	$284,833,650	$280,843,662	$(834)	$150		$18,312,539	$572,398
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$727,302,906
Investments in affiliated issuers, at value	18,312,539
Total Investments	745,615,445
Foreign currency, at value	1,216,363
Net cash at broker	114,643
Cash	50
Receivable from broker — accumulated variation margin on open futures contracts	802,795
Receivable for investments sold	139,680
Receivable for fund shares sold	101,931
Dividends receivable — unaffiliated issuers	1,768,671
Dividends receivable — affiliated issuers	17,996
Securities lending income receivable — unaffiliated issuers	12,963
Securities lending income receivable — affiliated issuers	12,623
Receivable from Adviser	186,273
Receivable for foreign taxes recoverable	11,666
Prepaid expenses and other assets	1,769
TOTAL ASSETS	750,002,868
LIABILITIES
Payable upon return of securities loaned	4,915,751
Payable for fund shares repurchased	520,787
Deferred foreign taxes payable	572,218
Advisory fee payable	86,301
Custodian fees payable	18,085
Administration fees payable	30,822
Trustees’ fees and expenses payable	143
Transfer agent fees payable	1,221
Registration and filing fees payable	13,694
Professional fees payable	9,603
Printing and postage fees payable	8,535
Accrued expenses and other liabilities	113,682
TOTAL LIABILITIES	6,290,842
NET ASSETS	$743,712,026
NET ASSETS CONSIST OF:
Paid-in Capital	$609,867,933
Total distributable earnings (loss)**	133,844,093
NET ASSETS	$743,712,026
Class K
Net Assets	$743,712,026
Shares Outstanding	54,113,619
Net asset value, offering and redemption price per share	$ 13.74
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$570,736,357
Investments in affiliated issuers	18,312,389
Total cost of investments	$589,048,746
Foreign currency, at cost	$ 1,197,222
* Includes investments in securities on loan, at value	$ 17,619,769
** Includes deferred foreign taxes	$ 572,218
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 489,105
Dividend income — unaffiliated issuers	23,287,125
Dividend income — affiliated issuers	459,606
Unaffiliated securities lending income	120,316
Affiliated securities lending income	112,792
Foreign taxes withheld	(2,428,107)
Other income	433
TOTAL INVESTMENT INCOME (LOSS)	22,041,270
EXPENSES
Advisory fee	943,408
Administration fees	336,931
Custodian fees	534,877
Trustees’ fees and expenses	30,408
Transfer agent fees	9,399
Registration and filing fees	52,832
Professional fees	62,692
Printing and postage fees	27,524
Insurance expense	3,486
Miscellaneous expenses	247,230
TOTAL EXPENSES	2,248,787
Expenses waived/reimbursed by the Adviser	(1,099,736)
NET EXPENSES	1,149,051
NET INVESTMENT INCOME (LOSS)	$ 20,892,219
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,975,008)
Investments — affiliated issuers	(834)
Foreign currency transactions	(359,821)
Futures contracts	354,489
Net realized gain (loss)	(15,981,174)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	104,658,679
Investments — affiliated issuers	150
Foreign currency translations	9,361
Futures contracts	1,153,871
Net change in unrealized appreciation/depreciation	105,822,061
NET REALIZED AND UNREALIZED GAIN (LOSS)	89,840,887
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$110,733,106
** Includes foreign deferred taxes	$ (113,519)
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,892,219	$ 14,391,895
Net realized gain (loss)	(15,981,174)	(3,634,282)
Net change in unrealized appreciation/depreciation	105,822,061	(106,456,557)
Net increase (decrease) in net assets resulting from operations	110,733,106	(95,698,944)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(20,604,294)	(16,909,652)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	207,852,420	272,145,135
Reinvestment of distributions	20,544,136	16,751,324
Cost of shares redeemed	(155,243,629)	(203,804,151)
Net increase (decrease) in net assets from beneficial interest transactions	73,152,927	85,092,308
Net increase (decrease) in net assets during the period	163,281,739	(27,516,288)
Net assets at beginning of period	580,430,287	607,946,575
NET ASSETS AT END OF PERIOD	$ 743,712,026	$ 580,430,287
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	16,016,865	19,942,284
Reinvestment of distributions	1,489,785	1,413,614
Shares redeemed	(11,923,312)	(14,873,414)
Net increase (decrease) from share transactions	5,583,338	6,482,484
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$ 11.96	$ 14.46	$ 10.82	$ 9.99	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.32	0.29	0.21	0.02
Net realized and unrealized gain (loss)	1.77	(2.46)	3.72	0.87	(0.01)
Total from investment operations	2.17	(2.14)	4.01	1.08	0.01
Distributions to shareholders from:
Net investment income	(0.39)	(0.27)	(0.30)	(0.22)	(0.02)
Net realized gains	—	(0.09)	(0.07)	(0.03)	—
Total distributions	(0.39)	(0.36)	(0.37)	(0.25)	(0.02)
Net asset value, end of period	$ 13.74	$ 11.96	$ 14.46	$ 10.82	$ 9.99
Total return (b)	18.13%	(14.77)%	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$743,712	$580,430	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.33%	0.33%	0.34%	0.56%	0.83%(c)
Net expenses	0.17%	0.17%	0.17%	0.18%	0.17%(c)
Net investment income (loss)	3.10%	2.36%	2.23%	1.98%	8.03%(c)
Portfolio turnover rate	13%	7%	6%	14%	0%(d)(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Amount shown represents less than 0.5%.
(e)	Not annualized.
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A Class I Class K	Not Commenced Not Commenced December 21, 2015	Diversified Diversified Diversified
The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

For the period ended December 31, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$802,795	$—	$802,795
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$354,489	$—	$354,489
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,153,871	$—	$1,153,871
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2020, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board. For the period ended December 31, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $1,099,736.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2019, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$148,832,165	$84,580,073
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$20,604,294	$—	$20,604,294
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 12,854,485	$ 4,055,167	$ 16,909,652
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$1,441,312	$(14,375,848)	$—	$146,778,629	$133,844,093
As of December 31, 2019, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$3,672,926	$10,702,922
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$599,093,959	$183,136,507	$36,385,267	$146,751,240
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 17,619,769	$ 4,915,751	$ 13,781,092	$ 18,696,843
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$4,915,751	$—	$—	$—	$4,915,751	$4,915,751
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2019.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from December 21, 2015 (commencement of operations) through December 31, 2015, in conformity with U.S. generally accepted accounting principles.
Basis of Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,069.50	$0.89	$1,024.30	$0.87
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$2,243,353
The amount of foreign source income earned on the Fund during the year ended December 31, 2019 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$22,844,302
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEMAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 20.39%, and the Index was 21.51% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value as an investment style did well in absolute terms, but struggled to keep up with the broader market for the majority of the Reporting Period but recovered to a degree from September onwards. Security selection remained the primary driver of Fund performance during the Reporting Period relative to the Index.
The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Hitachi High Technologies Corp, Nexans S.A, and Newmont Corp. Hitachi High-Technologies delivered earnings in line with our expectations, but share price performance was driven in our view by governance issues, with the market welcoming the unwinding of cross-holdings at the parent, Hitachi Ltd. French cable-market Nexans S.A. recovered from a poor 2018 as the demand picture began to improve, particularly in offshore, and they continue to execute against their cost initiatives. Our Canadian gold miner, Goldcorp, was acquired by Newmont Corp. during the Reporting Period and we retained our shareholding in the combined entity on our belief that that the combined entity married best-in-class assets with a best-in class management team.
The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Zhuzhou CRRC Times Electric, Teva Pharmaceuticals, and Samsung Fire and Marine Insurance. We ascribe Zhuzhou’s poor performance to a slowdown in orders for rail equipment from its key customer, along with its decision to enter a new market relating to batteries for electric vehicles. Teva Pharmaceuticals was executing well on its strategy to stabilize revenues, cut costs and pay down debt, when it was caught up in two scandals relating to the opioid crisis in the US and an investigation into price fixing in the generic drug market. Samsung Fire and Marine delivered poor numbers that underscored the difficult current underwriting environment in Korea.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Value Spotlight Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street International Value Spotlight Fund Class K	20.39%	9.99%
MSCI ACWI ex USA Index(1)	21.51%	9.40%

*	Inception date is July 13, 2016.
(1)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries, excluding the US., and 23 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	98.4%
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	27.2%
Industrials	20.8
Health Care	10.0
Information Technology	9.3
Consumer Discretionary	8.7
Materials	8.1
Energy	6.0
Consumer Staples	5.5
Communication Services	2.8
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 3.2%
Woodside Petroleum, Ltd.	2,481	$ 59,959
CHINA — 11.0%
China Construction Bank Corp. Class H	59,000	50,960
CITIC Securities Co., Ltd. Class H	27,000	61,611
Dali Foods Group Co., Ltd. (a)	72,000	53,318
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,300	44,516
		210,405
FRANCE — 13.2%
BNP Paribas SA	1,076	63,808
Nexans SA	1,252	61,119
Sanofi	621	62,472
Societe Generale SA	1,838	63,989
		251,388
GERMANY — 8.6%
Bayerische Motoren Werke AG	714	58,619
Continental AG	436	56,410
HeidelbergCement AG	678	49,438
		164,467
HONG KONG — 5.5%
Shanghai Industrial Holdings, Ltd.	28,000	53,903
WH Group, Ltd. (a)	49,500	51,140
		105,043
HUNGARY — 3.4%
Richter Gedeon Nyrt	2,989	65,082
JAPAN — 18.1%
Hitachi High-Technologies Corp.	900	64,099
KDDI Corp.	1,800	53,880
Ono Pharmaceutical Co., Ltd.	2,700	62,162
Sumitomo Mitsui Financial Group, Inc.	1,500	55,735
Sumitomo Mitsui Trust Holdings, Inc.	1,400	55,871
Zeon Corp.	4,300	54,049
		345,796
NETHERLANDS — 3.3%
Boskalis Westminster	2,439	62,421
SOUTH KOREA — 8.8%
Hyundai Motor Co.	496	51,682
Samsung Electronics Co., Ltd. Preference Shares	1,477	57,984
Samsung Fire & Marine Insurance Co., Ltd. (b)	275	57,904
		167,570
Security Description	Shares	Value
SPAIN — 5.8%
Banco Bilbao Vizcaya Argentaria SA	9,054	$ 50,643
Siemens Gamesa Renewable Energy SA	3,389	59,478
		110,121
SWITZERLAND — 6.1%
ABB, Ltd.	2,349	56,691
Credit Suisse Group AG	4,401	59,560
		116,251
TAIWAN — 2.8%
Catcher Technology Co., Ltd.	7,000	53,007
UNITED KINGDOM — 5.9%
easyJet PLC	3,143	59,312
TechnipFMC PLC	2,461	52,238
		111,550
UNITED STATES — 2.7%
Newmont Goldcorp Corp.	1,198	52,142
TOTAL COMMON STOCKS (Cost $1,725,805)		1,875,202

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d) (Cost $11,937)	11,937	11,937
TOTAL INVESTMENTS — 99.0% (Cost $1,737,742)		1,887,139
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		19,941
NET ASSETS — 100.0%		$ 1,907,080
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,875,202	$—	$—	$1,875,202
Short-Term Investment	11,937	—	—	11,937
TOTAL INVESTMENTS	$1,887,139	$—	$—	$1,887,139
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$465,858	$453,921	$—	$—	11,937	$11,937	$1,558
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value	$1,875,202
Investments in affiliated issuers, at value	11,937
Total Investments	1,887,139
Foreign currency, at value	17,444
Dividends receivable — unaffiliated issuers	3,085
Dividends receivable — affiliated issuers	128
Receivable from Adviser	22,299
Receivable for foreign taxes recoverable	3,287
Prepaid expenses and other assets	5
TOTAL ASSETS	1,933,387
LIABILITIES
Advisory fee payable	1,201
Custodian fees payable	4,325
Administration fees payable	80
Transfer agent fees payable	12
Registration and filing fees payable	160
Professional fees payable	9,603
Printing and postage fees payable	6,537
Accrued expenses and other liabilities	4,389
TOTAL LIABILITIES	26,307
NET ASSETS	$1,907,080
NET ASSETS CONSIST OF:
Paid-in Capital	$1,999,662
Total distributable earnings (loss)	(92,582)
NET ASSETS	$1,907,080
NET ASSET VALUE PER SHARE Class K
Net Assets	$1,907,080
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 9.54
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,725,805
Investments in affiliated issuers	11,937
Total cost of investments	$1,737,742
Foreign currency, at cost	$ 17,297
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 51,117
Dividend income — affiliated issuers	1,558
Dividend income — non-cash transactions	3,581
Foreign taxes withheld	(6,749)
TOTAL INVESTMENT INCOME (LOSS)	49,507
EXPENSES
Advisory fee	13,095
Administration fees	873
Custodian fees	55,720
Trustees’ fees and expenses	18,037
Transfer agent fees	512
Registration and filing fees	28,469
Professional fees	75,836
Printing and postage fees	17,285
Insurance expense	11
Miscellaneous expenses	12,527
TOTAL EXPENSES	222,365
Expenses waived/reimbursed by the Adviser	(209,270)
NET EXPENSES	13,095
NET INVESTMENT INCOME (LOSS)	$ 36,412
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(87,359)
Foreign currency transactions	131
Net realized gain (loss)	(87,228)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	378,700
Foreign currency translations	(246)
Net change in unrealized appreciation/depreciation	378,454
NET REALIZED AND UNREALIZED GAIN (LOSS)	291,226
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 327,638
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 36,412	$ 42,474
Net realized gain (loss)	(87,228)	143,121
Net change in unrealized appreciation/depreciation	378,454	(675,620)
Net increase (decrease) in net assets resulting from operations	327,638	(490,025)
Distributions to shareholders	(37,400)	(405,520)
Net increase (decrease) in net assets during the period	290,238	(895,545)
Net assets at beginning of period	1,616,842	2,512,387
NET ASSETS AT END OF PERIOD	$1,907,080	$1,616,842
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 07/14/16* - 12/31/16
Net asset value, beginning of period	$ 8.08	$ 12.56	$11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.21	0.24	0.02
Net realized and unrealized gain (loss)	1.47	(2.66)	2.56	1.44
Total from investment operations	1.65	(2.45)	2.80	1.46
Distributions to shareholders from:
Net investment income	(0.19)	(0.22)	(0.24)	(0.02)
Net realized gains	—	(1.81)	(1.25)	(0.19)
Total distributions	(0.19)	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$ 9.54	$ 8.08	$12.56	$11.25
Total return (b)	20.39%	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,907	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	12.74%	7.58%	7.26%	7.76%(c)
Net expenses	0.75%	0.75%	0.75%	0.75%(c)
Net investment income (loss)	2.09%	1.76%	1.86%	0.44%(c)
Portfolio turnover rate	35%	63%	45%	26%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced July 14, 2016	Non-diversified
The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2020, to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Board. For the period ended December 31, 2019, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of December 31, 2019, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$586,363	$626,396
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies and wash sale deferrals.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$37,400	$—	$37,400
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$ 99,951	$ 305,569	$ 405,520
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Value Spotlight Fund	$—	$(232,516)	$—	$139,934	$(92,582)
As of December 31, 2019, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Value Spotlight Fund	$145,276	$87,240
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,747,400	$218,798	$79,059	$139,739
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2019.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Value Spotlight Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street International Value Spotlight Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$1,105.40	$3.98	$1,021.40	$3.82
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Value Spotlight Fund	$6,749
The amount of foreign source income earned on the Fund during the year ended December 31, 2019 was as follows:
Amount
State Street International Value Spotlight Fund	$54,115
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITSPOTLTAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

STATE STREET TARGET RETIREMENT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 14.00%, and the Index was 8.72%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was 14.03% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the bond only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns in for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period. Rounding out risky assets global real estate investment trusts (REITs) entered the final quarter as perhaps the hottest major asset class, advancing nearly 25.0% through September, but as investor sentiment shifted in favor of cyclicals and bond yields backed up, REITs underperformed over the final quarter. However, REITs still generated strong returns of approximately 23% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement Fund Class I	13.98%	4.88%	4.78%
State Street Target Retirement Fund Class K	14.00%	4.85%	4.76%
Bloomberg Barclays U.S. Aggregate Index(b)	8.72%	3.05%	3.25%
State Street Target Retirement Composite Index	14.03%	4.95%	4.95%

*	Inception date is September 30, 2014.
(b)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.8%
Domestic Equity	19.9
Inflation Linked	18.0
International Equity	10.1
Real Estate	5.0
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT 2015 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2015 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 14.49%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2015 Composite Index (the “Secondary Index”), was 14.51% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period. Rounding out risky assets global real estate investment trusts (REITs) entered the final quarter as perhaps the hottest major asset class, advancing nearly 25.0% through September, but as investor sentiment shifted in favor of cyclicals and bond yields backed up, REITs underperformed over the final quarter. However, REITs still generated strong returns of approximately 23% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2015 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

State Street Target Retirement 2015 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2015 Fund Class I	14.59%	5.30%	5.21%
State Street Target Retirement 2015 Fund Class K	14.49%	5.29%	5.21%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2015 Composite Index	14.51%	5.35%	5.38%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
7

State Street Target Retirement 2015 Fund
Portfolio Statistics (Unaudited)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.9%
Domestic Equity	20.0
Inflation Linked	18.1
International Equity	10.1
Real Estate	5.1
Short Term Investments	1.4
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
See accompanying notes to financial statements.
8

STATE STREET TARGET RETIREMENT 2020 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The investment objective of the State Street Target Retirement 2020 Fund (the “Fund”) is to seek capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 17.55%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was 17.65% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period. Rounding out risky assets global real estate investment trusts (REITs) entered the final quarter as perhaps the hottest major asset class, advancing nearly 25.0% through September, but as investor sentiment shifted in favor of cyclicals and bond yields backed up, REITs underperformed over the final quarter. However, REITs still generated strong returns of approximately 23% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2020 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2020 Fund Class I	17.53%	6.17%	6.21%
State Street Target Retirement 2020 Fund Class K	17.55%	6.20%	6.23%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2020 Composite Index	17.65%	6.32%	6.41%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
11

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	34.4%
Domestic Equity	27.5
Inflation Linked	18.1
International Equity	15.1
Real Estate	5.0
Short Term Investments	0.8
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
See accompanying notes to financial statements.
12

STATE STREET TARGET RETIREMENT 2025 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 20.63%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was 20.74% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns in 2019. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period. Rounding out risky assets global real estate investment trusts (REITs) entered the final quarter as perhaps the hottest major asset class, advancing nearly 25.0% through September, but as investor sentiment shifted in favor of cyclicals and bond yields backed up, REITs underperformed over the final quarter. However, REITs still generated strong returns of approximately 23% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the
See accompanying notes to financial statements.
13

STATE STREET TARGET RETIREMENT 2025 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2025 Fund Class I	20.76%	7.11%	7.16%
State Street Target Retirement 2025 Fund Class K	20.63%	7.13%	7.18%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2025 Composite Index	20.74%	7.25%	7.36%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
15

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	36.4%
Domestic Fixed Income	29.9
International Equity	21.4
Inflation Linked	10.1
Real Estate	2.5
Short Term Investments	0.8
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
See accompanying notes to financial statements.
16

STATE STREET TARGET RETIREMENT 2030 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2030 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 22.52%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was 22.60% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very
See accompanying notes to financial statements.
17

STATE STREET TARGET RETIREMENT 2030 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2030 Fund Class I	22.55%	7.60%	7.66%
State Street Target Retirement 2030 Fund Class K	22.52%	7.63%	7.70%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2030 Composite Index	22.60%	7.73%	7.83%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
19

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	43.4%
Domestic Fixed Income	27.4
International Equity	26.5
Inflation Linked	2.9
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
20

STATE STREET TARGET RETIREMENT 2035 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 23.61%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was 23.77% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%. High yield default rates remained low to end the Reporting Period as easy financial conditions helped the Bloomberg Barclays High Yield $200MM Very
See accompanying notes to financial statements.
21

STATE STREET TARGET RETIREMENT 2035 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
Liquid Index post a respectable 14.32% gain for the year. Inflation expectations climbed in December as energy prices soared on OPEC’s agreement to deepen output cuts, and growth expectations improved on the trade agreement between the U.S. and China. Treasury Inflation Protected Securities (TIPS) advanced 0.38% in December and 0.79% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 34 basis points higher for the three-month period. TIPS returned 8.43% for the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
22

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2035 Fund Class I	23.62%	7.93%	7.98%
State Street Target Retirement 2035 Fund Class K	23.61%	7.99%	8.04%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2035 Composite Index	23.77%	8.05%	8.15%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
23

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	47.9%
International Equity	29.5
Domestic Fixed Income	21.9
Inflation Linked	0.8
Short Term Investments	0.8
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
See accompanying notes to financial statements.
24

STATE STREET TARGET RETIREMENT 2040 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 24.66%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was 24.74% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%.
See accompanying notes to financial statements.
25

STATE STREET TARGET RETIREMENT 2040 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2040 Fund Class I	24.64%	8.18%	8.22%
State Street Target Retirement 2040 Fund Class K	24.66%	8.18%	8.24%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2040 Composite Index	24.74%	8.30%	8.39%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
27

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.5%
International Equity	31.9
Domestic Fixed Income	16.7
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
28

STATE STREET TARGET RETIREMENT 2045 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 25.49%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was 25.62% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72%, while returns at the long end of the curve, particularly credit performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83% while the Bloomberg Barclays U.S. Long Credit Index returned an impressive 23.36%.
See accompanying notes to financial statements.
29

STATE STREET TARGET RETIREMENT 2045 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2045 Fund Class I	25.45%	8.39%	8.42%
State Street Target Retirement 2045 Fund Class K	25.49%	8.40%	8.44%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2045 Composite Index	25.62%	8.51%	8.60%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
31

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	54.5%
International Equity	33.9
Domestic Fixed Income	11.8
Short Term Investments	0.8
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
See accompanying notes to financial statements.
32

STATE STREET TARGET RETIREMENT 2050 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 25.81%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was 25.85% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83%.
See accompanying notes to financial statements.
33

STATE STREET TARGET RETIREMENT 2050 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
34

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2050 Fund Class I	25.76%	8.33%	8.36%
State Street Target Retirement 2050 Fund Class K	25.81%	8.35%	8.38%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2050 Composite Index	25.85%	8.53%	8.61%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
35

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.8%
International Equity	34.8
Domestic Fixed Income	9.7
Short Term Investments	1.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
See accompanying notes to financial statements.
36

STATE STREET TARGET RETIREMENT 2055 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 25.70%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was 25.85% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. . In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns for the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83%.
See accompanying notes to financial statements.
37

STATE STREET TARGET RETIREMENT 2055 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
38

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2055 Fund Class I	25.65%	8.41%	8.43%
State Street Target Retirement 2055 Fund Class K	25.70%	8.38%	8.41%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2055 Composite Index	25.85%	8.53%	8.61%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
39

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.8%
International Equity	34.8
Domestic Fixed Income	9.7
Short Term Investments	1.2
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
See accompanying notes to financial statements.
40

STATE STREET TARGET RETIREMENT 2060 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund's Class K was 25.87%, and the Index was 31.49%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was 25.85% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index. In a reversal of fortunes from 2018, all asset classes within the Fund posted positive returns in the Reporting Period. Easing monetary conditions was a persistent theme throughout the year with global central banks providing stimulus through rate cuts, including the Federal Reserve (the “Fed”) cutting interest rates three times. Monetary stimulus along with progress between U.S. and China on trade negotiations resulted in strong gains for global equity markets. In the U.S., markets accelerated higher to open the year based off dovish Fed comments and a strong December jobs report which helped to ease recession fears. U.S. equities successfully climbed the wall of worry, which included a downgrade of global growth projections from the International Monetary Fund, as the S&P 500 Index gained approximately 8% for January buoyed by better than feared earnings and the prospect of easing monetary conditions. After the January surge U.S. equities continued to make steady progress throughout the first quarter resulting in a 13.5% gain for the S&P 500 in Q1. Forward progress across U.S. equities was relatively uninterrupted early in the second quarter as apparent progress and favorable communications related to trade negotiations between the United states and China bolstered sentiment. However, an onslaught of heightened trade uncertainty and the imposition of additional tariffs between the United States and China quickly caused U.S. equity markets to turn with small cap shares shifting more violently to the downside. Dovish Fed policy ultimately trumped other concerns as U.S. equities finished the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. For the second quarter, the S&P 500 Index gained 4.3% while small cap stocks lagged with the Russell 2000 Index increasing 2.1%. The third quarter would see U.S. stocks slide sharply on news of new tariffs from the Trump administration and the Chinese devaluation of the yuan. The S&P 500 Index did not touch the quarter low until the middle of August, when the 10-year/2-year curve inverted on an intra-day basis – lending further fuel to concerns of an upcoming recession. U.S. equities closed the quarter with a firm recovery in September, as easing trade tensions led to better risk appetite, and relatively lackluster economic data bolstered views of continued easy money policies. For the 3rd quarter overall, the S&P 500 Index advanced by 1.7%, while the Russell 2000 Index lagged its larger counterparts and posted a negative return of –2.4%. Apart from some modest hiccups at the beginning of October and end of November, U.S. equities made mostly uninterrupted progress during the fourth quarter. An apparent truce in the U.S./China trade conflict helped lift sentiment in U.S. equities as the U.S. agreed to delay a tariff hike that was scheduled for the middle of October. In November U.S. stocks hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the U.S. House of Representatives. However, the announcement in December of a Phase One trade deal with China carried equity markets into a strong close for the Reporting Period. The S&P 500 Index rallied 9.1% in the fourth quarter and added 31.4% for the Reporting Period overall, the strongest annual performance since 2013. Small cap stocks (Russell 2000 Index) advanced 9.9% for the quarter and were up 25.4% for the Reporting Period.
Outside of the U.S. international markets posted strong annual performance boosted by a 4th quarter which yielded a mostly constructive global backdrop, which included positive trade developments, clarity on Brexit, and U.S. dollar depreciation. For the entirety of the Reporting Period the MSCI Europe Index rose 24.5% and the MSCI Pacific Index rose 18.8%. While emerging markets lagged developed markets throughout the first three quarters in 2019, they outperformed in the final quarter given their overall sensitivity to market risk-taking, trade issues and the trajectory of the U.S. dollar. The MSCI Emerging Markets Index added 11.8% over the 4th quarter and rose 18.5% for the Reporting Period. Overall, global equity markets as measured by the MSCI All Country World Index (ACWI) posted a gain of 9.0% for the final quarter and was up 26.5% for the Reporting Period.
Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Fed Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. Bond prices remained well bid in the 2nd quarter following the May Federal Reserve policy statement in which Jerome Powell indicated that levels of inflation remained unusually low. The 10-year yield continued a rapid descent in June, finishing the quarter down nearly 40 bps hovering near 2%. The trend lower in yields would continue through the third quarter as the U.S. yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis, and the 30-year Treasury bond yield sunk to an all-time low (below 2%) in late August. September began with yields reversing course and moving higher over the first two weeks of the month, but upward pressure on yields promptly subsided and began to retrace lower into quarter end. The pivot lower in yields largely coincided with risk-off sentiment following drone attacks on Saudi energy infrastructure, disconcerting developments in money markets and President Trump disparaging Chinese trade practices in his speech to the United Nations. The 10-year declined 32 bps for the quarter and closed September at 1.68%. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the U.S.-China phase one trade deal ultimately pushed yields higher with the 10-year finishing the quarter 24 bps higher than where it started. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose 14.83%.
See accompanying notes to financial statements.
41

STATE STREET TARGET RETIREMENT 2060 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Average Annual Total Return Five Years Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Target Retirement 2060 Fund Class I	25.86%	8.35%	8.37%
State Street Target Retirement 2060 Fund Class K	25.87%	8.35%	8.38%
S&P 500 Index(b)	31.49%	11.70%	12.13%
State Street Target Retirement 2060 Composite Index	25.85%	8.53%	8.61%

*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
43

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2019 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.3%
International Equity	34.5
Domestic Fixed Income	9.6
Short Term Investments	0.9
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 19.9%
State Street Equity 500 Index II Portfolio	2,433,925	$ 36,776,602
State Street Small/Mid Cap Equity Index Portfolio	544,010	6,925,254
		43,701,856
DOMESTIC FIXED INCOME — 46.8%
SPDR Bloomberg Barclays High Yield Bond ETF	140,001	15,335,709
SPDR Portfolio Short Term Corporate Bond ETF	284,632	8,778,051
SPDR Portfolio Short Term Treasury ETF	1,156,208	34,639,992
State Street Aggregate Bond Index Portfolio	4,270,245	43,770,015
		102,523,767
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,011,577	39,447,025
INTERNATIONAL EQUITY — 10.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,074,612	22,115,361
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	213,856	11,017,861
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $209,578,619)		218,805,870
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b)(c) (Cost $885,816)	885,816	$ 885,816
TOTAL INVESTMENTS—100.2% (Cost $210,464,435)		219,691,686
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(547,128)
NET ASSETS—100.0%		$ 219,144,558
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$218,805,870	$—	$—	$218,805,870
Short-Term Investment	885,816	—	—	885,816
TOTAL INVESTMENTS	$219,691,686	$—	$—	$219,691,686
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,874,241	$ 35,366,928	$ 9,444,814	$ 6,836,294	$ 49,463	$ 1,422,114	2,011,577	$ 39,447,025	$1,041,008	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	408,730	13,729,241	6,299,754	5,920,880	(209,293)	1,436,887	140,001	15,335,709	872,759	—
SPDR Dow Jones Global Real Estate ETF	222,345	9,840,990	2,891,055	3,340,743	78,079	1,548,480	213,856	11,017,861	465,047	—
SPDR Portfolio Short Term Corporate Bond ETF	260,343	7,846,738	2,431,610	1,693,999	10,703	182,999	284,632	8,778,051	249,600	—
SPDR Portfolio Short Term Treasury ETF	1,046,385	30,952,068	11,957,341	8,695,879	2,506	423,956	1,156,208	34,639,992	781,872	—
State Street Aggregate Bond Index Portfolio	4,053,942	39,363,780	10,572,632	8,529,215	159,008	2,203,810	4,270,245	43,770,015	1,313,547	—
State Street Equity 500 Index II Portfolio	2,948,627	34,705,348	7,295,456	14,599,304	848,030	8,527,072	2,433,925	36,776,602	783,607	204,298
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,272,730	20,500,023	5,448,052	7,572,000	(354,846)	4,094,132	2,074,612	22,115,361	745,055	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	689,450	689,450	52,637,412	52,441,046	—	—	885,816	885,816	13,332	—
State Street Navigator Securities Lending Portfolio II	15,212,002	15,212,002	280,609,773	295,821,775	—	—	—	—	83,546	—
State Street Small/Mid Cap Equity Index Portfolio	638,270	6,580,561	1,574,820	2,715,000	6,202	1,478,671	544,010	6,925,254	136,956	147,863
Total		$214,787,129	$391,162,719	$408,166,135	$ 589,852	$21,318,121		$219,691,686	$6,486,329	$352,161
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 20.0%
State Street Equity 500 Index II Portfolio	2,495,773	$ 37,711,125
State Street Small/Mid Cap Equity Index Portfolio	556,669	7,086,396
		44,797,521
DOMESTIC FIXED INCOME — 46.9%
SPDR Bloomberg Barclays High Yield Bond ETF	143,847	15,757,001
SPDR Portfolio Short Term Corporate Bond ETF	292,392	9,017,369
SPDR Portfolio Short Term Treasury ETF	1,187,899	35,589,454
State Street Aggregate Bond Index Portfolio	4,381,859	44,914,058
		105,277,882
INFLATION LINKED — 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	2,064,829	40,491,297
INTERNATIONAL EQUITY — 10.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,127,274	22,676,742
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	219,729	11,320,438
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $214,188,842)		224,563,880
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	872,659	872,659
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	2,331,375	$ 2,331,375
TOTAL SHORT-TERM INVESTMENTS (Cost $3,204,033)		$ 3,204,034
TOTAL INVESTMENTS—101.6% (Cost $217,392,875)		227,767,914
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.6)%		(3,525,093)
NET ASSETS—100.0%		$ 224,242,821
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$224,563,880	$—	$—	$224,563,880
Short-Term Investments	3,204,034	—	—	3,204,034
TOTAL INVESTMENTS	$227,767,914	$—	$—	$227,767,914
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,101	$ 48,969,556	$ 7,231,331	$ 17,669,595	$ (39,842)	$ 1,999,847	2,064,829	$ 40,491,297	$1,321,084	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	522,395	17,547,248	5,353,877	8,689,426	(157,396)	1,702,698	143,847	15,757,001	1,062,648	—
SPDR Dow Jones Global Real Estate ETF	283,875	12,564,308	2,320,187	5,641,261	269,939	1,807,265	219,729	11,320,438	553,156	—
SPDR Portfolio Short Term Corporate Bond ETF	249,519	7,520,503	3,577,358	2,269,301	18,883	169,926	292,392	9,017,369	260,707	—
SPDR Portfolio Short Term Treasury ETF	999,092	29,553,141	16,530,275	10,898,294	(73,733)	478,065	1,187,899	35,589,454	812,428	—
State Street Aggregate Bond Index Portfolio	5,441,118	52,833,258	8,557,204	19,548,261	439,462	2,632,395	4,381,859	44,914,058	1,638,654	—
State Street Equity 500 Index II Portfolio	4,104,579	48,310,895	4,992,342	27,958,231	3,027,697	9,338,422	2,495,773	37,711,125	924,514	241,035
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,193,822	28,808,277	3,783,136	14,888,639	756,449	4,217,519	2,127,274	22,676,742	881,921	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,054,483	1,054,483	52,404,132	52,585,956	—	—	872,659	872,659	12,931	—
State Street Navigator Securities Lending Portfolio II	16,185,625	16,185,625	357,796,940	371,651,190	—	—	2,331,375	2,331,375	107,343	—
State Street Small/Mid Cap Equity Index Portfolio	834,650	8,605,234	1,000,090	4,430,000	300,653	1,610,419	556,669	7,086,396	159,357	172,048
Total		$271,952,528	$463,546,872	$536,230,154	$4,542,112	$23,956,556		$227,767,914	$7,734,743	$413,083
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 27.5%
State Street Equity 500 Index II Portfolio	11,935,738	$ 180,349,008
State Street Small/Mid Cap Equity Index Portfolio	2,766,643	35,219,362
		215,568,370
DOMESTIC FIXED INCOME — 34.4%
SPDR Bloomberg Barclays High Yield Bond ETF	504,405	55,252,524
SPDR Portfolio Short Term Corporate Bond ETF (b)	127,963	3,946,379
SPDR Portfolio Short Term Treasury ETF (b)	474,514	14,216,439
State Street Aggregate Bond Index Portfolio	19,207,489	196,876,757
		270,292,099
INFLATION LINKED — 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	7,242,468	142,024,798
INTERNATIONAL EQUITY — 15.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,138,131	118,732,478
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	770,441	39,693,119
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $741,502,258)		786,310,864
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	2,011,720	2,011,720
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	4,036,500	$ 4,036,500
TOTAL SHORT-TERM INVESTMENTS (Cost $6,048,220)		$ 6,048,220
TOTAL INVESTMENTS—100.9% (Cost $747,550,478)		792,359,084
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(7,210,388)
NET ASSETS—100.0%		$ 785,148,696
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$786,310,864	$—	$—	$786,310,864
Short-Term Investments	6,048,220	—	—	6,048,220
TOTAL INVESTMENTS	$792,359,084	$—	$—	$792,359,084
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,629,950	$143,977,157	$ 38,403,720	$ 46,437,452	$ (89,180)	$ 6,170,553	7,242,468	$142,024,798	$ 4,355,171	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	1,590,079	53,410,754	23,971,799	27,037,627	(442,709)	5,350,307	504,405	55,252,524	3,577,383	—
SPDR Dow Jones Global Real Estate ETF	837,065	37,048,497	12,967,521	16,691,104	899,842	5,468,363	770,441	39,693,119	1,872,523	—
SPDR Portfolio Long Term Treasury ETF	189,337	6,634,368	749,163	8,142,908	613,584	145,793	—	—	116,371	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	3,933,126	—	—	13,253	127,963	3,946,379	58,469	—
SPDR Portfolio Short Term Treasury ETF	—	—	14,471,806	269,738	1,086	13,285	474,514	14,216,439	156,403	—
State Street Aggregate Bond Index Portfolio	21,231,286	206,155,787	48,680,886	70,524,712	1,926,635	10,638,161	19,207,489	196,876,757	6,998,066	—
State Street Equity 500 Index II Portfolio	17,924,338	210,969,455	28,278,678	116,180,753	20,398,347	36,883,281	11,935,738	180,349,008	4,585,218	1,195,437
State Street Global All Cap Equity ex-U.S. Index Portfolio	15,432,561	139,201,704	23,217,055	69,092,800	9,377,256	16,029,263	11,138,131	118,732,478	4,790,550	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,701	3,856,701	157,818,020	159,663,001	—	—	2,011,720	2,011,720	47,126	—
State Street Navigator Securities Lending Portfolio II	42,621,043	42,621,043	610,559,019	649,143,562	—	—	4,036,500	4,036,500	207,574	—
State Street Small/Mid Cap Equity Index Portfolio	4,208,975	43,394,534	5,596,883	23,579,379	2,469,184	7,338,140	2,766,643	35,219,362	839,992	906,891
Total		$887,270,000	$968,647,676	$1,186,763,036	$35,154,045	$88,050,399		$792,359,084	$27,604,846	$2,102,328
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.3% (a)
DOMESTIC EQUITY — 36.4%
State Street Equity 500 Index II Portfolio	20,206,795	$ 305,324,680
State Street Small/Mid Cap Equity Index Portfolio	5,670,365	72,183,742
		377,508,422
DOMESTIC FIXED INCOME — 29.9%
SPDR Bloomberg Barclays High Yield Bond ETF	571,127	62,561,251
SPDR Portfolio Long Term Treasury ETF	1,273,299	49,493,132
State Street Aggregate Bond Index Portfolio	19,295,451	197,778,370
		309,832,753
INFLATION LINKED — 10.1%
SPDR Portfolio TIPS ETF	3,656,543	104,394,303
INTERNATIONAL EQUITY — 21.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,861,867	222,387,502
REAL ESTATE — 2.5%
SPDR Dow Jones Global Real Estate ETF	508,118	26,178,239
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $972,097,412)		1,040,301,219
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b)(c) (Cost $7,868,313)	7,868,313	$ 7,868,313
TOTAL INVESTMENTS—101.1% (Cost $979,965,725)		1,048,169,532
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.1)%		(10,962,099)
NET ASSETS—100.0%		$ 1,037,207,433
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,040,301,219	$—	$—	$1,040,301,219
Short-Term Investment	7,868,313	—	—	7,868,313
TOTAL INVESTMENTS	$1,048,169,532	$—	$—	$1,048,169,532
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,726,491	$ 57,992,833	$ 22,013,670	$ 22,883,226	$ (382,069)	$ 5,820,043	571,127	$ 62,561,251	$ 4,008,777	$ —
SPDR Dow Jones Global Real Estate ETF	437,542	19,365,609	13,228,838	9,880,927	488,604	2,976,115	508,118	26,178,239	1,132,179	—
SPDR Portfolio Long Term Treasury ETF	1,615,726	56,615,039	24,641,283	38,974,021	2,224,487	4,986,344	1,273,299	49,493,132	1,610,646	—
SPDR Portfolio TIPS ETF	1,525,330	82,200,034	43,426,554	26,902,303	(17,706)	5,687,724	3,656,543	104,394,303	2,953,941	—
State Street Aggregate Bond Index Portfolio	16,976,734	164,844,088	73,841,340	51,610,941	1,267,323	9,436,560	19,295,451	197,778,370	6,304,734	—
State Street Equity 500 Index II Portfolio	26,638,196	313,531,564	66,737,870	163,958,187	30,854,372	58,159,061	20,206,795	305,324,680	7,583,944	1,977,252
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,109,397	226,486,759	59,696,474	106,959,599	15,316,349	27,847,519	20,861,867	222,387,502	8,754,921	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,371,562	3,371,562	203,911,415	199,414,664	—	—	7,868,313	7,868,313	72,025	—
State Street Navigator Securities Lending Portfolio II	37,759,701	37,759,701	699,605,538	737,365,239	—	—	—	—	249,649	—
State Street Small/Mid Cap Equity Index Portfolio	7,387,038	76,160,363	18,264,198	40,000,000	4,503,375	13,255,806	5,670,365	72,183,742	1,671,603	1,804,734
Total		$1,038,327,552	$1,225,367,180	$1,397,949,107	$54,254,735	$128,169,172		$1,048,169,532	$34,342,419	$3,781,986
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 43.4%
State Street Equity 500 Index II Portfolio	24,144,263	$ 364,819,813
State Street Small/Mid Cap Equity Index Portfolio	7,955,106	101,268,501
		466,088,314
DOMESTIC FIXED INCOME — 27.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	404,416	44,299,729
SPDR Portfolio Long Term Treasury ETF (b)	2,691,017	104,599,831
State Street Aggregate Bond Index Portfolio	14,212,438	145,677,484
		294,577,044
INFLATION LINKED — 2.9%
SPDR Portfolio TIPS ETF	1,099,008	31,376,678
INTERNATIONAL EQUITY — 26.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,713,912	284,770,304
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $995,976,530)		1,076,812,340
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	5,267,668	5,267,668
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	212,325	$ 212,325
TOTAL SHORT-TERM INVESTMENTS (Cost $5,479,993)		$ 5,479,993
TOTAL INVESTMENTS—100.7% (Cost $1,001,456,523)		1,082,292,333
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(7,122,751)
NET ASSETS—100.0%		$ 1,075,169,582
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,076,812,340	$—	$—	$1,076,812,340
Short-Term Investments	5,479,993	—	—	5,479,993
TOTAL INVESTMENTS	$1,082,292,333	$—	$—	$1,082,292,333
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	956,744	$ 32,137,031	$ 18,922,657	$ 9,891,319	$ (78,717)	$ 3,210,077	404,416	$ 44,299,729	$ 2,477,436	$ —
SPDR Portfolio Long Term Treasury ETF	2,593,665	90,882,022	59,021,940	57,073,658	2,666,250	9,103,277	2,691,017	104,599,831	2,890,850	—
SPDR Portfolio TIPS ETF	426,260	22,971,151	13,083,901	6,287,185	(2,850)	1,611,661	1,099,008	31,376,678	847,914	—
State Street Aggregate Bond Index Portfolio	12,335,296	119,775,729	53,223,412	35,130,000	861,133	6,947,210	14,212,438	145,677,484	4,586,522	—
State Street Equity 500 Index II Portfolio	28,381,227	334,047,047	89,996,707	157,890,224	34,301,141	64,365,142	24,144,263	364,819,813	8,829,872	2,302,085
State Street Global All Cap Equity ex-U.S. Index Portfolio	28,504,335	257,109,098	89,015,185	112,511,155	18,230,136	32,927,040	26,713,912	284,770,304	10,916,063	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,882,987	3,882,987	218,429,199	217,044,518	—	—	5,267,668	5,267,668	76,602	—
State Street Navigator Securities Lending Portfolio II	19,640,778	19,640,778	726,955,421	746,383,874	—	—	212,325	212,325	156,232	—
State Street Small/Mid Cap Equity Index Portfolio	9,299,159	95,874,330	29,923,134	47,501,550	6,642,596	16,329,991	7,955,106	101,268,501	2,289,617	2,471,966
Total		$976,320,173	$1,298,571,556	$1,389,713,483	$62,619,689	$134,494,398		$1,082,292,333	$33,071,108	$4,774,051
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 47.9%
State Street Equity 500 Index II Portfolio	21,863,367	$ 330,355,480
State Street Small/Mid Cap Equity Index Portfolio	8,217,694	104,611,247
		434,966,727
DOMESTIC FIXED INCOME — 21.9%
SPDR Bloomberg Barclays High Yield Bond ETF	95,734	10,486,702
SPDR Portfolio Long Term Treasury ETF (b)	2,273,624	88,375,765
State Street Aggregate Bond Index Portfolio	9,773,612	100,179,518
		199,041,985
INFLATION LINKED — 0.8%
SPDR Portfolio TIPS ETF	271,623	7,754,837
INTERNATIONAL EQUITY — 29.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,129,154	267,876,782
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $841,419,877)		909,640,331
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d) (Cost $7,473,779)	7,473,779	$ 7,473,779
TOTAL INVESTMENTS—100.9% (Cost $848,893,656)		917,114,110
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(8,552,728)
NET ASSETS—100.0%		$ 908,561,382
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$909,640,331	$—	$—	$909,640,331
Short-Term Investment	7,473,779	—	—	7,473,779
TOTAL INVESTMENTS	$917,114,110	$—	$—	$917,114,110
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	113,039	$ 3,796,980	$ 6,739,115	$ 459,706	$ 6,409	$ 403,904	95,734	$ 10,486,702	$ 429,005	$ —
SPDR Portfolio Long Term Treasury ETF	2,142,736	75,081,469	47,203,684	43,809,436	1,910,951	7,989,097	2,273,624	88,375,765	2,383,854	—
SPDR Portfolio TIPS ETF	—	—	7,673,496	—	—	81,341	271,623	7,754,837	99,570	—
State Street Aggregate Bond Index Portfolio	8,623,437	83,733,570	33,418,313	22,440,000	562,996	4,904,639	9,773,612	100,179,518	3,143,570	—
State Street Equity 500 Index II Portfolio	25,094,581	295,363,217	72,542,339	124,103,024	26,506,178	60,046,770	21,863,367	330,355,480	7,723,007	2,013,508
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,185,518	236,193,372	75,886,269	90,642,812	14,912,921	31,527,032	25,129,154	267,876,782	9,919,115	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,267,995	3,267,995	168,639,244	164,433,460	—	—	7,473,779	7,473,779	59,378	—
State Street Navigator Securities Lending Portfolio II	—	—	153,570,466	153,570,466	—	—	—	—	15,252	—
State Street Small/Mid Cap Equity Index Portfolio	9,409,735	97,014,373	27,881,789	43,340,000	5,839,037	17,216,048	8,217,694	104,611,247	2,286,111	2,468,182
Total		$794,450,976	$593,554,715	$642,798,904	$49,738,492	$122,168,831		$917,114,110	$26,058,862	$4,481,690
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	19,446,130	$ 293,831,019
State Street Small/Mid Cap Equity Index Portfolio	8,471,002	107,835,854
		401,666,873
DOMESTIC FIXED INCOME — 16.7%
SPDR Portfolio Long Term Treasury ETF (b)	1,951,123	75,840,151
State Street Aggregate Bond Index Portfolio	5,348,069	54,817,705
		130,657,856
INTERNATIONAL EQUITY — 31.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,335,005	248,751,155
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $719,192,748)		781,075,884
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d) (Cost $4,517,621)	4,517,621	4,517,621
TOTAL INVESTMENTS—100.7% (Cost $723,710,369)		785,593,505
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(5,219,219)
NET ASSETS—100.0%		$ 780,374,286

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$781,075,884	$—	$—	$781,075,884
Short-Term Investment	4,517,621	—	—	4,517,621
TOTAL INVESTMENTS	$785,593,505	$—	$—	$785,593,505
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,703,593	$ 59,693,899	$ 40,331,649	$ 32,039,979	$ 1,687,452	$ 6,167,130	1,951,123	$ 75,840,151	$ 1,960,774	$ —
State Street Aggregate Bond Index Portfolio	3,740,116	36,316,524	23,892,227	7,840,000	201,394	2,247,560	5,348,069	54,817,705	1,521,890	—
State Street Equity 500 Index II Portfolio	20,572,466	242,137,916	76,780,301	98,475,245	22,485,958	50,902,089	19,446,130	293,831,019	6,770,651	1,765,214
State Street Global All Cap Equity ex-U.S. Index Portfolio	22,354,298	201,635,770	79,927,817	74,080,038	12,547,146	28,720,460	23,335,005	248,751,155	9,076,696	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,484,650	2,484,650	159,537,943	157,504,972	—	—	4,517,621	4,517,621	50,930	—
State Street Navigator Securities Lending Portfolio II	—	—	16,525,675	16,525,675	—	—	—	—	1,824	—
State Street Small/Mid Cap Equity Index Portfolio	8,860,607	91,352,859	33,517,701	39,393,304	5,999,830	16,358,768	8,471,002	107,835,854	2,318,882	2,503,564
Total		$633,621,618	$430,513,313	$425,859,213	$42,921,780	$104,396,007		$785,593,505	$21,701,647	$4,268,778
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 54.5%
State Street Equity 500 Index II Portfolio	14,904,611	$ 225,208,677
State Street Small/Mid Cap Equity Index Portfolio	7,509,057	95,590,294
		320,798,971
DOMESTIC FIXED INCOME — 11.8%
SPDR Portfolio Long Term Treasury ETF	1,472,359	57,230,594
State Street Aggregate Bond Index Portfolio	1,151,918	11,807,156
		69,037,750
INTERNATIONAL EQUITY — 33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	18,711,759	199,467,354
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $545,963,506)		589,304,075
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b)(c) (Cost $4,825,017)	4,825,017	4,825,017
TOTAL INVESTMENTS—101.0% (Cost $550,788,523)		594,129,092
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.0)%		(5,679,110)
NET ASSETS—100.0%		$ 588,449,982

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$589,304,075	$—	$—	$589,304,075
Short-Term Investment	4,825,017	—	—	4,825,017
TOTAL INVESTMENTS	$594,129,092	$—	$—	$594,129,092
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,242,947	$ 43,552,863	$ 30,990,728	$ 23,310,052	$ 1,176,077	$ 4,820,978	1,472,359	$ 57,230,594	$ 1,473,023	$ —
State Street Aggregate Bond Index Portfolio	454,389	4,412,120	7,274,027	220,000	6,178	334,831	1,151,918	11,807,156	259,026	—
State Street Equity 500 Index II Portfolio	15,289,570	179,958,234	64,012,228	74,013,728	15,829,080	39,422,863	14,904,611	225,208,677	5,173,568	1,348,829
State Street Global All Cap Equity ex-U.S. Index Portfolio	17,325,315	156,274,342	69,801,986	58,884,881	9,149,504	23,126,403	18,711,759	199,467,354	7,250,502	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,500,610	2,500,610	126,951,545	124,627,138	—	—	4,825,017	4,825,017	40,146	—
State Street Navigator Securities Lending Portfolio II	—	—	15,595,375	15,595,375	—	—	—	—	1,575	—
State Street Small/Mid Cap Equity Index Portfolio	7,565,066	77,995,834	31,758,059	33,382,530	4,288,325	14,930,606	7,509,057	95,590,294	2,045,726	2,208,653
Total		$464,694,003	$346,383,948	$330,033,704	$30,449,164	$82,635,681		$594,129,092	$16,243,566	$3,557,482
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.3% (a)
DOMESTIC EQUITY — 55.8%
State Street Equity 500 Index II Portfolio	9,736,522	$ 147,118,844
State Street Small/Mid Cap Equity Index Portfolio	5,154,800	65,620,603
		212,739,447
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	955,477	37,139,391
INTERNATIONAL EQUITY — 34.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,427,071	132,472,577
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $354,019,046)		382,351,415
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b)(c) (Cost $3,553,827)	3,553,827	3,553,827
TOTAL INVESTMENTS—101.3% (Cost $357,572,873)		385,905,242
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.3)%		(4,789,762)
NET ASSETS—100.0%		$ 381,115,480

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$382,351,415	$—	$—	$382,351,415
Short-Term Investment	3,553,827	—	—	3,553,827
TOTAL INVESTMENTS	$385,905,242	$—	$—	$385,905,242
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	798,634	$ 27,984,136	$ 24,222,746	$ 18,950,899	$ 1,188,453	$ 2,694,955	955,477	$ 37,139,391	$ 992,716	$ —
State Street Equity 500 Index II Portfolio	9,869,800	116,167,543	56,717,558	62,975,421	13,276,751	23,932,413	9,736,522	147,118,844	3,671,899	957,322
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,275,750	101,707,269	61,485,673	52,792,301	7,226,026	14,845,910	12,427,071	132,472,577	5,225,197	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,877,322	1,877,322	112,106,243	110,429,738	—	—	3,553,827	3,553,827	29,519	—
State Street Navigator Securities Lending Portfolio II	—	—	9,449,075	9,449,075	—	—	—	—	1,303	—
State Street Small/Mid Cap Equity Index Portfolio	5,027,392	51,832,413	29,310,393	28,767,122	3,687,894	9,557,025	5,154,800	65,620,603	1,518,254	1,639,171
Total		$299,568,683	$293,291,688	$283,364,556	$25,379,124	$51,030,303		$385,905,242	$11,438,888	$2,596,493
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.3% (a)
DOMESTIC EQUITY — 55.8%
State Street Equity 500 Index II Portfolio	5,004,160	$ 75,612,850
State Street Small/Mid Cap Equity Index Portfolio	2,649,033	33,722,194
		109,335,044
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF (b)	490,948	19,083,149
INTERNATIONAL EQUITY — 34.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,386,689	68,082,107
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $182,603,797)		196,500,300
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d) (Cost $2,338,809)	2,338,809	2,338,809
TOTAL INVESTMENTS—101.5% (Cost $184,942,606)		198,839,109
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.5)%		(2,999,178)
NET ASSETS—100.0%		$ 195,839,931

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$196,500,300	$—	$—	$196,500,300
Short-Term Investment	2,338,809	—	—	2,338,809
TOTAL INVESTMENTS	$198,839,109	$—	$—	$198,839,109
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	352,151	$ 12,339,371	$ 14,287,562	$ 9,421,800	$ 708,764	$ 1,169,252	490,948	$ 19,083,149	$ 485,244	$ —
State Street Equity 500 Index II Portfolio	4,350,416	51,204,388	38,292,718	31,471,830	5,198,906	12,388,668	5,004,160	75,612,850	1,872,274	488,131
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,970,244	44,831,602	39,128,866	26,235,308	1,843,816	8,513,131	6,386,689	68,082,107	2,664,234	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	991,215	991,215	68,477,122	67,129,528	—	—	2,338,809	2,338,809	16,379	—
State Street Navigator Securities Lending Portfolio II	—	—	13,457,225	13,457,225	—	—	—	—	661	—
State Street Small/Mid Cap Equity Index Portfolio	2,215,930	22,846,240	18,921,231	14,110,000	1,253,787	4,810,936	2,649,033	33,722,194	774,318	835,987
Total		$132,212,816	$192,564,724	$161,825,691	$9,005,273	$26,881,987		$198,839,109	$5,813,110	$1,324,118
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 55.3%
State Street Equity 500 Index II Portfolio	1,886,325	$ 28,502,371
State Street Small/Mid Cap Equity Index Portfolio	997,941	12,703,782
		41,206,153
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	185,180	7,197,947
INTERNATIONAL EQUITY — 34.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,410,723	25,698,310
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $69,326,337)		74,102,410
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b)(c) (Cost $628,414)	628,414	628,414
TOTAL INVESTMENTS—100.3% (Cost $69,954,751)		74,730,824
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(194,925)
NET ASSETS—100.0%		$ 74,535,899

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$74,102,410	$—	$—	$74,102,410
Short-Term Investment	628,414	—	—	628,414
TOTAL INVESTMENTS	$74,730,824	$—	$—	$74,730,824
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	69,105	$ 2,421,439	$10,879,208	$ 6,475,612	$198,145	$ 174,767	185,180	$ 7,197,947	$ 115,001	$ —
State Street Equity 500 Index II Portfolio	852,220	10,030,631	17,481,728	3,099,607	148,558	3,941,061	1,886,325	28,502,371	517,588	134,943
State Street Global All Cap Equity ex-U.S. Index Portfolio	974,192	8,787,215	17,000,356	2,512,753	(67,008)	2,490,500	2,410,723	25,698,310	736,573	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	355,295	355,295	32,918,688	32,645,569	—	—	628,414	628,414	5,693	—
State Street Navigator Securities Lending Portfolio II	—	—	3,516,975	3,516,975	—	—	—	—	226	—
State Street Small/Mid Cap Equity Index Portfolio	434,259	4,477,205	8,287,978	1,412,629	29,222	1,322,006	997,941	12,703,782	214,040	231,087
Total		$26,071,785	$90,084,933	$49,663,145	$308,917	$7,928,334		$74,730,824	$1,589,121	$366,030
See accompanying notes to financial statements.
66

[This Page Intentionally Left Blank]
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
ASSETS
Investments in affiliated issuers, at value*	$219,691,686	$227,767,914	$ 792,359,084	$1,048,169,532
Cash	110,134	25	49	69
Receivable for investments sold	24,482,358	55,455,737	245,214,989	321,129,584
Receivable for fund shares sold	293,647	161,118	938,920	776,114
Dividends receivable — unaffiliated issuers	—	1	—	—
Dividends receivable — affiliated issuers	704	587	—	—
Securities lending income receivable — unaffiliated issuers	—	154	91	—
Securities lending income receivable — affiliated issuers	2,257	3,638	6,402	9,442
Receivable from Adviser	47,518	50,076	124,527	144,137
Prepaid expenses and other assets	587	714	2,503	3,158
TOTAL ASSETS	244,628,891	283,439,964	1,038,646,565	1,370,232,036
LIABILITIES
Payable upon return of securities loaned	—	2,331,375	4,036,500	—
Payable for investments purchased	427,348	343,341	1,581,358	4,085,694
Payable for fund shares repurchased	25,003,322	56,470,057	247,744,196	328,762,224
Advisory fee payable	10,220	11,812	43,403	56,850
Custodian fees payable	4,472	4,354	4,569	4,472
Administration fees payable	10,393	12,050	43,791	57,175
Trustees’ fees and expenses payable	48	62	206	248
Transfer agent fees payable	11,033	8,794	11,804	14,742
Sub-transfer agent fee payable	219	143	83	232
Distribution payable	147	2	155	44
Registration and filing fees payable	2,598	791	4,697	14,837
Professional fees payable	9,603	9,603	9,603	9,603
Printing and postage fees payable	4,584	4,328	15,307	16,664
Accrued expenses and other liabilities	346	431	2,197	1,818
TOTAL LIABILITIES	25,484,333	59,197,143	253,497,869	333,024,603
NET ASSETS	$219,144,558	$224,242,821	$ 785,148,696	$1,037,207,433
NET ASSETS CONSIST OF:
Paid-in Capital	$211,186,594	$214,808,121	$ 731,511,959	$ 951,671,933
Total distributable earnings (loss)	7,957,964	9,434,700	53,636,737	85,535,500
NET ASSETS	$219,144,558	$224,242,821	$ 785,148,696	$1,037,207,433
Class I
Net Assets	$ 78,449	$ 91,087	$ 2,115,592	$ 2,019,293
Shares Outstanding	7,099	8,359	185,736	169,335
Net asset value, offering and redemption price per share	$ 11.05	$ 10.90	$ 11.39	$ 11.92
Class K
Net Assets	$219,066,109	$224,151,734	$ 783,033,104	$1,035,188,140
Shares Outstanding	19,852,569	20,579,316	68,712,717	86,675,797
Net asset value, offering and redemption price per share	$ 11.03	$ 10.89	$ 11.40	$ 11.94
COST OF INVESTMENTS:
Investments in affiliated issuers	210,464,435	217,392,875	747,550,478	979,965,725
* Includes investments in securities on loan, at value	$ —	$ 3,241,891	$ 4,102,987	$ —
See accompanying notes to financial statements.
68

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

1,082,292,333	$ 917,114,110	$785,593,505	$594,129,092	$385,905,242	$198,839,109	$74,730,824
68	75	55	28	35	13	10
313,809,294	237,656,895	193,805,348	146,516,470	138,786,306	69,610,407	348,000
892,232	964,608	747,143	648,526	613,123	492,164	359,339
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	1	—	—	2	—
6,167	1,921	—	—	—	—	—
130,122	90,486	85,555	72,068	61,753	45,830	31,077
3,084	2,567	2,099	1,589	1,071	524	120
1,397,133,300	1,155,830,662	980,233,706	741,367,773	525,367,530	268,988,049	75,469,370

212,325	—	—	—	—	—	—
2,617,165	5,661,587	2,548,188	2,906,779	2,237,963	1,846,296	844,192
318,941,718	241,446,992	197,163,417	149,885,418	141,906,414	71,221,301	42,496
58,095	47,606	40,504	30,491	21,576	10,972	2,980
4,469	4,383	4,385	4,357	4,329	4,363	4,387
58,389	47,830	40,707	30,618	21,639	11,036	3,043
238	198	159	118	76	34	7
15,978	16,916	17,671	18,615	18,378	17,199	15,635
245	—	—	—	—	71	112
3,778	580	8	533	176	4,141	22
22,543	15,917	18,281	15,870	15,283	11,193	6,899
9,603	9,603	9,603	9,603	9,603	9,603	9,603
17,400	16,200	15,323	14,543	16,025	11,690	3,889
1,772	1,468	1,174	846	588	219	206
321,963,718	247,269,280	199,859,420	152,917,791	144,252,050	73,148,118	933,471
$1,075,169,582	$ 908,561,382	$780,374,286	$588,449,982	$381,115,480	$195,839,931	$74,535,899

$ 970,700,023	$ 819,826,334	$698,712,732	$530,525,025	$341,676,580	$178,667,391	$69,468,719
104,469,559	88,735,048	81,661,554	57,924,957	39,438,900	17,172,540	5,067,180
$1,075,169,582	$ 908,561,382	$780,374,286	$588,449,982	$381,115,480	$195,839,931	$74,535,899

$ 2,837,355	$ 1,192,657	$ 1,398,476	$ 961,738	$ 447,793	$ 241,444	$ 163,170
231,488	95,146	110,585	75,600	35,539	19,038	13,019
$ 12.26	$ 12.54	$ 12.65	$ 12.72	$ 12.60	$ 12.68	$ 12.53

$1,072,332,227	$ 907,368,725	$778,975,810	$587,488,244	$380,667,687	$195,598,487	$74,372,729
87,361,927	72,193,094	61,551,833	46,189,918	30,204,177	15,451,304	5,935,842
$ 12.27	$ 12.57	$ 12.66	$ 12.72	$ 12.60	$ 12.66	$ 12.53

1,001,456,523	848,893,656	723,710,369	550,788,523	357,572,873	184,942,606	69,954,751
$ 239,222	$ 1,030,055	$ 2,993	$ —	$ —	$ 11,661	$ —
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2019

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 225	$ 242	$ 2,060	$ 635
Dividend income — affiliated issuers	6,402,783	7,627,400	27,397,272	34,092,770
Unaffiliated securities lending income	—	1,894	12,474	9,975
Affiliated securities lending income	83,546	107,343	207,574	249,649
TOTAL INVESTMENT INCOME (LOSS)	6,486,554	7,736,879	27,619,380	34,353,029
EXPENSES
Advisory fee	112,380	137,270	481,714	604,695
Administration fees	112,380	137,270	481,714	604,695
Sub-transfer agent fee
Class I	—	7	324	212
Custodian fees	54,582	53,170	53,475	53,294
Trustees’ fees and expenses	22,428	23,282	35,926	39,842
Transfer agent fees	102,665	76,576	106,265	138,595
Registration and filing fees	38,785	37,767	42,555	53,106
Professional fees	58,930	58,888	58,810	58,879
Printing and postage fees	17,966	18,141	46,348	57,168
Insurance expense	1,139	1,513	5,005	6,031
Miscellaneous expenses	7,898	8,271	18,021	21,562
TOTAL EXPENSES	529,153	552,155	1,330,157	1,638,079
Expenses waived/reimbursed by the Adviser	(596,580)	(634,510)	(1,426,175)	(1,516,929)
NET EXPENSES	(67,427)	(82,355)	(96,018)	121,150
NET INVESTMENT INCOME (LOSS)	$ 6,553,981	$ 7,819,234	$ 27,715,398	$ 34,231,879
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	589,852	4,542,112	35,154,045	54,254,735
Capital gain distributions — affiliated issuers	352,161	413,083	2,102,328	3,781,986
Net realized gain (loss)	942,013	4,955,195	37,256,373	58,036,721
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	21,318,121	23,956,556	88,050,399	128,169,172
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,260,134	28,911,751	125,306,772	186,205,893
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,814,115	$36,730,985	$153,022,170	$220,437,772
See accompanying notes to financial statements.
70

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

332	$ 159	$ 107	$ 89	$ 70	$ 33	$ 27
32,914,876	26,043,610	21,699,823	16,241,991	11,437,585	5,812,449	1,588,895
9,406	1,282	41	44	4	71	—
156,232	15,252	1,824	1,575	1,303	661	226
33,080,846	26,060,303	21,701,795	16,243,699	11,438,962	5,813,214	1,589,148

595,309	491,491	405,007	304,124	205,075	100,037	23,613
595,309	491,491	405,007	304,124	205,075	100,037	23,613

169	561	238	315	179	5	—
53,321	52,029	52,730	52,688	52,553	52,848	53,347
39,089	35,529	32,152	28,505	24,872	21,162	18,662
152,695	160,696	167,597	175,758	174,726	165,676	152,824
60,853	53,905	56,268	52,821	52,059	45,446	41,574
58,869	58,937	58,922	58,945	58,902	58,908	58,895
62,731	60,915	61,190	57,009	58,412	50,230	20,397
5,869	4,856	3,948	2,896	1,916	868	175
21,163	18,541	16,000	12,932	10,126	7,367	5,264
1,645,377	1,428,951	1,259,059	1,050,117	843,895	602,584	398,364
(1,288,024)	(936,900)	(853,814)	(745,678)	(638,641)	(502,542)	(379,474)
357,353	492,051	405,245	304,439	205,254	100,042	18,890
$ 32,723,493	$ 25,568,252	$ 21,296,550	$ 15,939,260	$11,233,708	$ 5,713,172	$ 1,570,258

62,619,689	49,738,492	42,921,780	30,449,164	25,379,124	9,005,273	308,917
4,774,051	4,481,690	4,268,778	3,557,482	2,596,493	1,324,118	366,030
67,393,740	54,220,182	47,190,558	34,006,646	27,975,617	10,329,391	674,947

134,494,398	122,168,831	104,396,007	82,635,681	51,030,303	26,881,987	7,928,334
201,888,138	176,389,013	151,586,565	116,642,327	79,005,920	37,211,378	8,603,281
$234,611,631	$201,957,265	$172,883,115	$132,581,587	$90,239,628	$42,924,550	$10,173,539
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,553,981	$ 5,554,077	$ 7,819,234	$ 7,028,635
Net realized gain (loss)	942,013	1,472,783	4,955,195	4,543,556
Net change in unrealized appreciation/depreciation	21,318,121	(14,733,528)	23,956,556	(19,021,436)
Net increase (decrease) in net assets resulting from operations	28,814,115	(7,706,668)	36,730,985	(7,449,245)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(2,544)	(4,532)	(4,524)	(2,113)
Class K	(7,906,347)	(8,399,460)	(13,946,451)	(12,790,575)
Total distributions to shareholders	(7,908,891)	(8,403,992)	(13,950,975)	(12,792,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	—	1,415	—	13,859
Class A(a)
Proceeds from sale of shares sold	—	—	—	—
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(21,234)	—	—
Cost of shares redeemed	—	(77,394)	—	(99,541)
Net increase (decrease) from capital share transactions	—	(98,628)	—	(99,541)
Class I
Proceeds from sale of shares sold	36,093	981	76,429	5,030
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	21,234	—	—
Reinvestment of distributions	2,544	4,532	4,524	2,112
Cost of shares redeemed	(79,030)	(50,232)	(33,545)	(149,507)
Net increase (decrease) from capital share transactions	(40,393)	(23,485)	47,408	(142,365)
Class K
Proceeds from sale of shares sold	62,986,257	207,534,102	48,651,443	90,310,368
Reinvestment of distributions	7,906,200	8,399,460	13,945,958	12,790,575
Cost of shares redeemed	(73,560,726)	(134,413,043)	(119,236,397)	(70,872,443)
Net increase (decrease) from capital share transactions	(2,668,269)	81,520,519	(56,638,996)	32,228,500
Net increase (decrease) in net assets from beneficial interest transactions	(2,708,662)	81,398,406	(56,591,588)	31,986,594
Net increase (decrease) in net assets during the period	18,196,562	65,289,161	(33,811,578)	11,758,520
Net assets at beginning of period	200,947,996	135,658,835	258,054,399	246,295,879
NET ASSETS AT END OF PERIOD	$219,144,558	$ 200,947,996	$ 224,242,821	$258,054,399
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	—	—	—
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(1,998)	—	—
Shares redeemed	—	(7,301)	—	(9,310)
Net increase (decrease) from share transactions	—	(9,299)	—	(9,310)
Class I
Shares sold	3,352	91	6,816	465
Shares issued in connection with the conversion of assets from Class A to Class I	—	1,994	—	—
Reinvestment of distributions	230	454	415	212
Shares redeemed	(7,228)	(4,709)	(3,105)	(13,867)
Net increase (decrease) from share transactions	(3,646)	(2,170)	4,126	(13,190)
Class K
Shares sold	5,836,547	19,214,623	4,508,627	8,351,447
Reinvestment of distributions	716,791	842,474	1,280,621	1,281,621
Shares redeemed	(6,777,725)	(12,622,611)	(10,987,039)	(6,528,843)
Net increase (decrease) from share transactions	(224,387)	7,434,486	(5,197,791)	3,104,225
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
72

State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund
Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18

$ 27,715,398	$ 22,627,658	$ 34,231,879	$ 26,121,798	$ 32,723,493	$ 23,384,322
37,256,373	19,359,205	58,036,721	24,770,443	67,393,740	25,363,539
88,050,399	(78,525,638)	128,169,172	(110,013,265)	134,494,398	(112,579,713)
153,022,170	(36,538,775)	220,437,772	(59,121,024)	234,611,631	(63,831,852)

(123,081)	(94,975)	(124,624)	(59,153)	(177,060)	(88,182)
(60,051,009)	(44,523,544)	(83,964,667)	(50,682,003)	(86,578,774)	(47,418,269)
(60,174,090)	(44,618,519)	(84,089,291)	(50,741,156)	(86,755,834)	(47,506,451)

—	40,408	—	65,781	—	—

—	490,000	—	186,928	—	83,298
—	(237,210)	—	(109,730)	—	(89,264)
—	(373,913)	—	(187,108)	—	(97,013)
—	(121,123)	—	(109,910)	—	(102,979)

183,576	1,153,163	780,421	270,622	837,094	196,592
—	237,210	—	109,730	—	89,264
123,081	94,975	118,083	59,153	177,060	88,182
(186,334)	(210,593)	(181,680)	(1,373,715)	(174,664)	(116,274)
120,323	1,274,755	716,824	(934,210)	839,490	257,764

188,599,090	267,720,042	282,492,001	365,384,810	319,322,790	351,016,403
60,034,433	44,523,405	83,944,195	50,682,003	86,518,276	47,418,269
(405,393,139)	(159,803,462)	(474,617,976)	(129,329,674)	(441,473,068)	(105,937,878)
(156,759,616)	152,439,985	(108,181,780)	286,737,139	(35,632,002)	292,496,794
(156,639,293)	153,593,617	(107,464,956)	285,693,019	(34,792,512)	292,651,579
(63,791,213)	72,476,731	28,883,525	175,896,620	113,063,285	181,313,276
848,939,909	776,463,178	1,008,323,908	832,427,288	962,106,297	780,793,021
$ 785,148,696	$ 848,939,909	$1,037,207,433	$1,008,323,908	$1,075,169,582	$ 962,106,297

—	42,083	—	15,682	—	6,914
—	(21,161)	—	(9,484)	—	(7,571)
—	(33,274)	—	(16,019)	—	(8,285)
—	(12,352)	—	(9,821)	—	(8,942)

16,272	102,958	65,171	23,141	66,374	16,510
—	21,161	—	9,476	—	7,571
10,815	9,275	9,906	5,645	14,454	8,312
(16,167)	(18,601)	(15,416)	(118,722)	(14,986)	(9,969)
10,920	114,793	59,661	(80,460)	65,842	22,424

16,710,557	23,681,680	24,057,026	31,044,743	26,618,976	29,309,128
5,270,802	4,343,747	7,030,502	4,826,858	7,051,204	4,460,797
(35,610,279)	(14,078,169)	(39,913,999)	(10,992,359)	(36,182,374)	(8,812,232)
(13,628,920)	13,947,258	(8,826,471)	24,879,242	(2,512,194)	24,957,693
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,568,252	$ 18,209,865	$ 21,296,550	$ 14,376,335
Net realized gain (loss)	54,220,182	23,101,163	47,190,558	20,694,042
Net change in unrealized appreciation/depreciation	122,168,831	(101,638,895)	104,396,007	(86,768,197)
Net increase (decrease) in net assets resulting from operations	201,957,265	(60,327,867)	172,883,115	(51,697,820)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(72,448)	(20,901)	(83,420)	(60,520)
Class K	(69,858,786)	(37,599,436)	(57,985,145)	(30,754,623)
Total distributions to shareholders	(69,931,234)	(37,620,337)	(58,068,565)	(30,815,143)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contribution from Affiliates (Note 3)	—	63,723	—	6,247
Class A(a)
Proceeds from sale of shares sold	—	12,746	—	194,295
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(38,238)	—	(240,271)
Cost of shares redeemed	—	(101,467)	—	(55,696)
Net increase (decrease) from capital share transactions	—	(126,959)	—	(101,672)
Class I
Proceeds from sale of shares sold	609,906	98,818	245,281	314,483
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	38,238	—	240,271
Reinvestment of distributions	72,447	20,901	83,420	60,520
Cost of shares redeemed	(24,272)	(34,846)	(384,068)	(120,037)
Net increase (decrease) from capital share transactions	658,081	123,111	(55,367)	495,237
Class K
Proceeds from sale of shares sold	250,711,635	357,140,615	241,586,471	294,196,717
Reinvestment of distributions	69,765,244	37,599,436	57,913,388	30,754,623
Cost of shares redeemed	(341,227,921)	(85,438,916)	(271,893,792)	(63,980,947)
Net increase (decrease) from capital share transactions	(20,751,042)	309,301,135	27,606,067	260,970,393
Net increase (decrease) in net assets from beneficial interest transactions	(20,092,961)	309,297,287	27,550,700	261,363,958
Net increase (decrease) in net assets during the period	111,933,070	211,412,806	142,365,250	178,857,242
Net assets at beginning of period	796,628,312	585,215,506	638,009,036	459,151,794
NET ASSETS AT END OF PERIOD	$ 908,561,382	$ 796,628,312	$ 780,374,286	$638,009,036
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	1,044	—	15,781
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(3,195)	—	(19,973)
Shares redeemed	—	(8,252)	—	(4,670)
Net increase (decrease) from share transactions	—	(10,403)	—	(8,862)
Class I
Shares sold	50,472	8,185	19,886	25,541
Shares issued in connection with the conversion of assets from Class A to Class I	—	3,192	—	19,940
Reinvestment of distributions	5,782	1,947	6,600	5,645
Shares redeemed	(2,010)	(2,910)	(31,486)	(9,906)
Net increase (decrease) from share transactions	54,244	10,414	(5,000)	41,220
Class K
Shares sold	20,472,870	29,106,428	19,646,112	23,975,808
Reinvestment of distributions	5,550,139	3,494,372	4,578,133	2,866,227
Shares redeemed	(27,376,674)	(6,958,752)	(21,669,158)	(5,191,478)
Net increase (decrease) from share transactions	(1,353,665)	25,642,048	2,555,087	21,650,557
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
74

State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/19	Year Ended 12/31/18

$ 15,939,260	$ 10,368,285	$ 11,233,708	$ 6,731,094	$ 5,713,172	$ 2,937,986
34,006,646	15,851,276	27,975,617	10,110,405	10,329,391	5,118,694
82,635,681	(67,673,383)	51,030,303	(43,579,203)	26,881,987	(19,776,780)
132,581,587	(41,453,822)	90,239,628	(26,737,704)	42,924,550	(11,720,100)

(56,415)	(37,415)	(28,559)	(17,896)	(13,842)	(6,641)
(43,234,896)	(22,018,119)	(33,329,248)	(14,299,282)	(15,108,285)	(6,678,653)
(43,291,311)	(22,055,534)	(33,357,807)	(14,317,178)	(15,122,127)	(6,685,294)

—	4,604	—	—	—	333

—	78,575	—	83,496	—	20,264
—	(160,336)	—	(141,455)	—	(14,984)
—	(53,086)	—	(43,179)	—	(103,712)
—	(134,847)	—	(101,138)	—	(98,432)

147,771	167,709	128,451	89,932	75,215	33,365
—	160,336	—	141,455	—	14,984
56,415	37,415	28,559	17,896	11,559	4,921
(171,691)	(245,626)	(148,130)	(66,301)	(3,768)	(10,358)
32,495	119,834	8,880	182,982	83,006	42,912

199,427,941	257,738,573	171,005,376	147,982,505	113,461,276	82,947,912
43,206,782	22,018,119	33,311,720	14,299,282	15,090,746	6,678,248
(209,719,595)	(51,371,565)	(180,896,944)	(33,069,527)	(93,247,285)	(20,251,677)
32,915,128	228,385,127	23,420,152	129,212,260	35,304,737	69,374,483
32,947,623	228,370,114	23,429,032	129,294,104	35,387,743	69,318,963
122,237,899	164,865,362	80,310,853	88,239,222	63,190,166	50,913,902
466,212,083	301,346,721	300,804,627	212,565,405	132,649,765	81,735,863
$ 588,449,982	$466,212,083	$ 381,115,480	$300,804,627	$195,839,931	$132,649,765

—	6,238	—	6,517	—	1,614
—	(13,284)	—	(11,768)	—	(1,246)
—	(4,396)	—	(3,620)	—	(8,687)
—	(11,442)	—	(8,871)	—	(8,319)

12,028	13,747	10,460	7,431	6,300	2,739
—	13,262	—	11,758	—	1,242
4,439	3,497	2,268	1,682	912	463
(13,939)	(19,433)	(12,114)	(5,526)	(307)	(855)
2,528	11,073	614	15,345	6,905	3,589

16,202,511	20,874,274	13,934,015	12,073,607	9,262,919	6,756,118
3,399,432	2,057,769	2,645,887	1,343,918	1,192,945	629,430
(16,634,746)	(4,155,850)	(14,440,931)	(2,686,477)	(7,413,695)	(1,642,195)
2,967,197	18,776,193	2,138,971	10,731,048	3,042,169	5,743,353
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2060 Fund
	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,570,258	$ 554,332
Net realized gain (loss)	674,947	1,238,113
Net change in unrealized appreciation/depreciation	7,928,334	(4,004,945)
Net increase (decrease) in net assets resulting from operations	10,173,539	(2,212,500)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,268)	(7,584)
Class K	(2,337,955)	(1,525,276)
Total distributions to shareholders	(2,343,223)	(1,532,860)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A(a)
Proceeds from sale of shares sold	—	5,417
Redemption of shares in connection with the conversion of assets from Class A to Class I	—	(26,017)
Cost of shares redeemed	—	(77,602)
Net increase (decrease) from capital share transactions	—	(98,202)
Class I
Proceeds from sale of shares sold	31,453	10,781
Proceeds from shares issued in connection with the conversion of assets from Class A to Class I	—	26,017
Reinvestment of distributions	1,903	2,166
Cost of shares redeemed	(19,312)	(2,064)
Net increase (decrease) from capital share transactions	14,044	36,900
Class K
Proceeds from sale of shares sold	53,057,576	23,719,397
Reinvestment of distributions	2,325,770	1,525,276
Cost of shares redeemed	(14,641,838)	(7,832,210)
Net increase (decrease) from capital share transactions	40,741,508	17,412,463
Net increase (decrease) in net assets from beneficial interest transactions	40,755,552	17,351,161
Net increase (decrease) in net assets during the period	48,585,868	13,605,801
Net assets at beginning of period	25,950,031	12,344,230
NET ASSETS AT END OF PERIOD	$ 74,535,899	$25,950,031
SHARES OF BENEFICIAL INTEREST:
Class A(a)
Shares sold	—	445
Shares redeemed in connection with the conversion of assets from Class A to Class I	—	(2,226)
Shares redeemed	—	(6,628)
Net increase (decrease) from share transactions	—	(8,409)
Class I
Shares sold	2,629	916
Shares issued in connection with the conversion of assets from Class A to Class I	—	2,222
Reinvestment of distributions	152	212
Shares redeemed	(1,546)	(171)
Net increase (decrease) from share transactions	1,235	3,179
Class K
Shares sold	4,482,573	1,997,253
Reinvestment of distributions	185,764	149,245
Shares redeemed	(1,245,077)	(653,396)
Net increase (decrease) from share transactions	3,423,260	1,493,102
(a)	Effective October 12, 2018, Class A shares were converted to Class I shares.
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.02	$10.73	$10.12	$ 9.79	$10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.28	0.19	0.19	0.19
Net realized and unrealized gain (loss)	1.11	(0.55)	0.71	0.32	(0.23)
Total from investment operations	1.40	(0.27)	0.90	0.51	(0.04)
Distributions to shareholders from:
Net investment income	(0.31)	(0.29)	(0.20)	(0.17)	(0.19)
Net realized gains	(0.06)	(0.15)	(0.09)	(0.01)	(0.01)
Total distributions	(0.37)	(0.44)	(0.29)	(0.18)	(0.20)
Net asset value, end of period	$11.05	$10.02	$10.73	$10.12	$ 9.79
Total return (b)	13.98%	(2.50)%(c)	8.92%	5.27%	(0.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 78	$ 108	$ 139	$ 612	$ 653
Ratios to Average Net Assets:
Total expenses (d)	0.24%	0.25%	0.36%	0.66%	1.15%
Net expenses (d)	(0.03)%(e)	(0.03)%(e)	(0.05)%(e)	(0.03)%(e)	0.01%
Net investment income (loss)	2.64%	2.62%	1.78%	1.89%	1.94%
Portfolio turnover rate	26%	53%	25%	37%	31%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.00	$ 10.71	$ 10.12	$ 9.78	$ 10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.29	0.28	0.23	0.20
Net realized and unrealized gain (loss)	1.08	(0.56)	0.60	0.29	(0.25)
Total from investment operations	1.40	(0.27)	0.88	0.52	(0.05)
Distributions to shareholders from:
Net investment income	(0.31)	(0.29)	(0.20)	(0.17)	(0.19)
Net realized gains	(0.06)	(0.15)	(0.09)	(0.01)	(0.01)
Total distributions	(0.37)	(0.44)	(0.29)	(0.18)	(0.20)
Net asset value, end of period	$ 11.03	$ 10.00	$ 10.71	$ 10.12	$ 9.78
Total return (b)	14.00%	(2.50)%(c)	8.83%	5.28%	(0.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$219,066	$200,840	$135,420	$55,499	$22,265
Ratios to Average Net Assets:
Total expenses (d)	0.24%	0.24%	0.36%	0.66%	1.15%
Net expenses (d)	(0.03)%(e)	(0.04)%(e)	(0.02)%(e)	(0.04)%(e)	0.01%
Net investment income (loss)	2.92%	2.69%	2.61%	2.23%	1.99%
Portfolio turnover rate	26%	53%	25%	37%	31%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.01	$10.85	$10.09	$ 9.72	$10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.20	0.19	0.19	0.23
Net realized and unrealized gain (loss)	1.04	(0.52)	0.86	0.41	(0.31)
Total from investment operations	1.46	(0.32)	1.05	0.60	(0.08)
Distributions to shareholders from:
Net investment income	(0.33)	(0.28)	(0.19)	(0.16)	(0.18)
Net realized gains	(0.24)	(0.24)	(0.10)	(0.07)	(0.05)
Total distributions	(0.57)	(0.52)	(0.29)	(0.23)	(0.23)
Net asset value, end of period	$10.90	$10.01	$10.85	$10.09	$ 9.72
Total return (b)	14.59%	(2.89)%(c)	10.39%	6.19%	(0.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 91	$ 42	$ 189	$ 819	$1,030
Ratios to Average Net Assets:
Total expenses (d)	0.22%	0.23%	0.27%	0.58%	5.07%
Net expenses (d)	(0.01)%(e)	0.03%	(0.05)%(e)	0.01%	0.02%
Net investment income (loss)	3.87%	1.87%	1.79%	1.85%	2.32%
Portfolio turnover rate	20%	29%	34%	49%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.89)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.01	$ 10.85	$ 10.09	$ 9.72	$10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.28	0.29	0.28	0.22
Net realized and unrealized gain (loss)	1.14	(0.59)	0.76	0.32	(0.30)
Total from investment operations	1.45	(0.31)	1.05	0.60	(0.08)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.19)	(0.16)	(0.18)
Net realized gains	(0.24)	(0.24)	(0.10)	(0.07)	(0.05)
Total distributions	(0.57)	(0.53)	(0.29)	(0.23)	(0.23)
Net asset value, end of period	$ 10.89	$ 10.01	$ 10.85	$ 10.09	$ 9.72
Total return (b)	14.49%	(2.86)%(c)	10.39%	6.19%	(0.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$224,152	$258,012	$246,006	$71,486	$3,707
Ratios to Average Net Assets:
Total expenses (d)	0.20%	0.21%	0.26%	0.58%	5.07%
Net expenses (d)	(0.03)%(e)	(0.00)%(e)(f)	(0.02)%(e)	(0.01)%(e)	0.02%
Net investment income (loss)	2.85%	2.54%	2.71%	2.72%	2.19%
Portfolio turnover rate	20%	29%	34%	49%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.86)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Ratio is less than 0.005%
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.29	$11.34	$10.27	$ 9.75	$10.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.43	0.25	0.16	0.33
Net realized and unrealized gain (loss)	1.48	(0.90)	1.13	0.54	(0.49)
Total from investment operations	1.80	(0.47)	1.38	0.70	(0.16)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.23)	(0.17)	(0.22)
Net realized gains	(0.37)	(0.29)	(0.08)	(0.01)	(0.01)
Total distributions	(0.70)	(0.58)	(0.31)	(0.18)	(0.23)
Net asset value, end of period	$11.39	$10.29	$11.34	$10.27	$ 9.75
Total return (b)	17.53%	(4.17)%(c)	13.38%	7.34%	(1.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,116	$1,798	$ 680	$ 797	$1,811
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.16%	0.15%	0.30%	0.55%
Net expenses (d)	0.01%	0.02%	0.01%	0.07%	0.01%
Net investment income (loss)	2.83%	3.85%	2.29%	1.54%	3.28%
Portfolio turnover rate	21%	22%	18%	28%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.29	$ 11.34	$ 10.28	$ 9.74	$ 10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.29	0.27	0.23
Net realized and unrealized gain (loss)	1.48	(0.76)	1.08	0.45	(0.39)
Total from investment operations	1.81	(0.47)	1.37	0.72	(0.16)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.23)	(0.17)	(0.22)
Net realized gains	(0.37)	(0.29)	(0.08)	(0.01)	(0.01)
Total distributions	(0.70)	(0.58)	(0.31)	(0.18)	(0.23)
Net asset value, end of period	$ 11.40	$ 10.29	$ 11.34	$ 10.28	$ 9.74
Total return (b)	17.55%	(4.16)%(c)	13.38%	7.45%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$783,033	$847,142	$775,643	$235,727	$52,303
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.15%	0.15%	0.24%	0.55%
Net expenses (d)	(0.01)%(e)	0.01%	0.02%	0.01%	0.01%
Net investment income (loss)	2.88%	2.60%	2.67%	2.60%	2.29%
Portfolio turnover rate	21%	22%	18%	28%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.53	$11.74	$10.33	$ 9.74	$10.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.23	0.26	0.15	0.37
Net realized and unrealized gain (loss)	1.81	(0.87)	1.45	0.63	(0.56)
Total from investment operations	2.18	(0.64)	1.71	0.78	(0.19)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.23)	(0.16)	(0.20)
Net realized gains	(0.46)	(0.28)	(0.07)	(0.03)	(0.03)
Total distributions	(0.79)	(0.57)	(0.30)	(0.19)	(0.23)
Net asset value, end of period	$11.92	$10.53	$11.74	$10.33	$ 9.74
Total return (b)	20.76%	(5.48)%(c)	16.54%	8.01%	(1.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,019	$1,155	$2,232	$2,110	$3,293
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.15%	0.15%	0.33%	1.31%
Net expenses (d)	0.02%	0.05%	0.03%	0.08%	0.03%
Net investment income (loss)	3.10%	1.98%	2.36%	1.53%	3.71%
Portfolio turnover rate	27%	15%	10%	21%	51%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.55	$ 11.75	$ 10.34	$ 9.75	$ 10.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.31	0.30	0.29	0.29
Net realized and unrealized gain (loss)	1.85	(0.94)	1.41	0.49	(0.47)
Total from investment operations	2.18	(0.63)	1.71	0.78	(0.18)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.23)	(0.16)	(0.20)
Net realized gains	(0.46)	(0.28)	(0.07)	(0.03)	(0.03)
Total distributions	(0.79)	(0.57)	(0.30)	(0.19)	(0.23)
Net asset value, end of period	$ 11.94	$ 10.55	$ 11.75	$ 10.34	$ 9.75
Total return (b)	20.63%	(5.38)%(c)	16.52%	8.00%	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,035,188	$1,007,169	$830,080	$206,696	$21,815
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.14%	0.15%	0.28%	1.31%
Net expenses (d)	0.01%	0.04%	0.04%	0.04%	0.03%
Net investment income (loss)	2.83%	2.63%	2.63%	2.81%	2.86%
Portfolio turnover rate	27%	15%	10%	21%	51%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.67	$11.98	$10.37	$ 9.76	$10.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.29	0.25	0.14	0.35
Net realized and unrealized gain (loss)	2.03	(1.05)	1.64	0.65	(0.54)
Total from investment operations	2.41	(0.76)	1.89	0.79	(0.19)
Distributions to shareholders from:
Net investment income	(0.32)	(0.27)	(0.23)	(0.16)	(0.20)
Net realized gains	(0.50)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	(0.82)	(0.55)	(0.28)	(0.18)	(0.20)
Net asset value, end of period	$12.26	$10.67	$11.98	$10.37	$ 9.76
Total return (c)	22.55%	(6.24)%	18.27%	8.10%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,837	$1,768	$1,716	$1,522	$2,066
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.15%	0.15%	0.30%	0.59%
Net expenses (d)	0.04%	0.07%	0.06%	0.08%	0.03%
Net investment income (loss)	3.12%	2.44%	2.25%	1.39%	3.52%
Portfolio turnover rate	30%	12%	7%	18%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.69	$ 12.00	$ 10.38	$ 9.76	$ 10.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.29	0.28	0.25	0.25
Net realized and unrealized gain (loss)	2.07	(1.04)	1.62	0.55	(0.44)
Total from investment operations	2.40	(0.75)	1.90	0.80	(0.19)
Distributions to shareholders from:
Net investment income	(0.32)	(0.28)	(0.23)	(0.16)	(0.20)
Net realized gains	(0.50)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	(0.82)	(0.56)	(0.28)	(0.18)	(0.20)
Net asset value, end of period	$ 12.27	$ 10.69	$ 12.00	$ 10.38	$ 9.76
Total return (c)	22.52%	(6.22)%	18.35%	8.20%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,072,332	$960,339	$778,969	$225,549	$48,114
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.14%	0.15%	0.26%	0.59%
Net expenses (d)	0.03%	0.06%	0.06%	0.05%	0.03%
Net investment income (loss)	2.75%	2.43%	2.46%	2.48%	2.42%
Portfolio turnover rate	30%	12%	7%	18%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.80	$12.18	$10.43	$ 9.77	$10.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.30	0.13	0.11	0.31
Net realized and unrealized gain (loss)	2.19	(1.14)	1.91	0.74	(0.51)
Total from investment operations	2.55	(0.84)	2.04	0.85	(0.20)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.22)	(0.16)	(0.18)
Net realized gains	(0.51)	(0.28)	(0.07)	(0.03)	(0.02)
Total distributions	(0.81)	(0.54)	(0.29)	(0.19)	(0.20)
Net asset value, end of period	$12.54	$10.80	$12.18	$10.43	$ 9.77
Total return (b)	23.62%	(6.88)%(c)	19.56%	8.61%	(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,193	$ 442	$ 371	$ 840	$1,416
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.16%	0.17%	0.36%	1.83%
Net expenses (d)	0.12%	0.07%	0.07%	0.09%	0.03%
Net investment income (loss)	2.95%	2.49%	1.10%	1.08%	3.07%
Portfolio turnover rate	28%	13%	6%	18%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.83	$ 12.21	$ 10.44	$ 9.78	$ 10.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.28	0.27	0.27	0.32
Net realized and unrealized gain (loss)	2.24	(1.12)	1.79	0.58	(0.51)
Total from investment operations	2.56	(0.84)	2.06	0.85	(0.19)
Distributions to shareholders from:
Net investment income	(0.31)	(0.26)	(0.22)	(0.16)	(0.18)
Net realized gains	(0.51)	(0.28)	(0.07)	(0.03)	(0.02)
Total distributions	(0.82)	(0.54)	(0.29)	(0.19)	(0.20)
Net asset value, end of period	$ 12.57	$ 10.83	$ 12.21	$ 10.44	$ 9.78
Total return (b)	23.61%	(6.85)%(c)	19.73%	8.60%	(1.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$907,369	$796,187	$584,717	$165,008	$17,223
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.15%	0.17%	0.33%	1.83%
Net expenses (d)	0.05%	0.07%	0.08%	0.06%	0.03%
Net investment income (loss)	2.60%	2.30%	2.34%	2.64%	3.12%
Portfolio turnover rate	28%	13%	6%	18%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.79	$12.26	$10.39	$ 9.71	$10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.31	0.24	0.09	0.40
Net realized and unrealized gain (loss)	2.37	(1.23)	1.91	0.78	(0.63)
Total from investment operations	2.66	(0.92)	2.15	0.87	(0.23)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.23)	(0.16)	(0.19)
Net realized gains	(0.50)	(0.29)	(0.05)	(0.03)	(0.00)(b)
Total distributions	(0.80)	(0.55)	(0.28)	(0.19)	(0.19)
Net asset value, end of period	$12.65	$10.79	$12.26	$10.39	$ 9.71
Total return (c)	24.64%	(7.46)%(d)	20.59%	9.00%	(2.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,398	$1,247	$ 912	$ 708	$1,501
Ratios to Average Net Assets:
Total expenses (e)	0.17%	0.19%	0.17%	0.38%	0.79%
Net expenses (e)	0.07%	0.09%	0.07%	0.10%	0.02%
Net investment income (loss)	2.33%	2.50%	2.14%	0.86%	4.02%
Portfolio turnover rate	32%	11%	6%	16%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.79	$ 12.27	$ 10.40	$ 9.72	$ 10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.28	0.26	0.24	0.25
Net realized and unrealized gain (loss)	2.35	(1.21)	1.89	0.63	(0.47)
Total from investment operations	2.67	(0.93)	2.15	0.87	(0.22)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.23)	(0.16)	(0.19)
Net realized gains	(0.50)	(0.29)	(0.05)	(0.03)	(0.00)(b)
Total distributions	(0.80)	(0.55)	(0.28)	(0.19)	(0.19)
Net asset value, end of period	$ 12.66	$ 10.79	$ 12.27	$ 10.40	$ 9.72
Total return (c)	24.66%	(7.52)%(d)	20.69%	8.89%	(2.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$778,976	$636,762	$458,132	$143,526	$35,359
Ratios to Average Net Assets:
Total expenses (e)	0.16%	0.16%	0.17%	0.32%	0.79%
Net expenses (e)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	2.63%	2.24%	2.30%	2.31%	2.47%
Portfolio turnover rate	32%	11%	6%	16%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.77	$12.29	$10.36	$ 9.64	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.33	0.20	0.15	0.30
Net realized and unrealized gain (loss)	2.45	(1.31)	2.02	0.75	(0.54)
Total from investment operations	2.74	(0.98)	2.22	0.90	(0.24)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.24)	(0.16)	(0.17)
Net realized gains	(0.49)	(0.28)	(0.05)	(0.02)	(0.01)
Total distributions	(0.79)	(0.54)	(0.29)	(0.18)	(0.18)
Net asset value, end of period	$12.72	$10.77	$12.29	$10.36	$ 9.64
Total return (b)	25.45%	(7.96)%(c)	21.45%	9.31%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 962	$ 787	$ 762	$ 853	$ 782
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.20%	0.21%	0.59%	3.25%
Net expenses (d)	0.09%	0.08%	0.06%	0.06%	0.01%
Net investment income (loss)	2.34%	2.68%	1.73%	1.46%	2.97%
Portfolio turnover rate	32%	11%	5%	17%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.77	$ 12.29	$ 10.36	$ 9.63	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.28	0.28	0.27	0.30
Net realized and unrealized gain (loss)	2.42	(1.26)	1.94	0.64	(0.55)
Total from investment operations	2.74	(0.98)	2.22	0.91	(0.25)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.24)	(0.16)	(0.17)
Net realized gains	(0.49)	(0.28)	(0.05)	(0.02)	(0.01)
Total distributions	(0.79)	(0.54)	(0.29)	(0.18)	(0.18)
Net asset value, end of period	$ 12.72	$ 10.77	$ 12.29	$ 10.36	$ 9.63
Total return (b)	25.49%	(7.94)%(c)	21.45%	9.31%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$587,488	$465,425	$300,444	$76,304	$8,374
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.19%	0.21%	0.57%	3.25%
Net expenses (d)	0.05%	0.07%	0.07%	0.05%	0.01%
Net investment income (loss)	2.62%	2.29%	2.39%	2.62%	2.99%
Portfolio turnover rate	32%	11%	5%	17%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.70	$12.24	$10.33	$ 9.62	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.37	0.15	0.08	0.43
Net realized and unrealized gain (loss)	2.47	(1.37)	2.06	0.80	(0.69)
Total from investment operations	2.75	(1.00)	2.21	0.88	(0.26)
Distributions to shareholders from:
Net investment income	(0.29)	(0.26)	(0.25)	(0.15)	(0.18)
Net realized gains	(0.56)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	(0.85)	(0.54)	(0.30)	(0.17)	(0.18)
Net asset value, end of period	$12.60	$10.70	$12.24	$10.33	$ 9.62
Total return (c)	25.76%	(8.14)%	21.30%	9.34%	(2.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 448	$ 374	$ 240	$ 366	$ 795
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.25%	0.25%	0.97%	4.65%
Net expenses (d)	0.09%	0.08%	0.06%	0.12%	0.02%
Net investment income (loss)	2.32%	3.05%	1.34%	0.76%	4.40%
Portfolio turnover rate	41%	11%	5%	16%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.70	$ 12.24	$ 10.33	$ 9.61	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.28	0.27	0.26	0.28
Net realized and unrealized gain (loss)	2.42	(1.28)	1.94	0.63	(0.55)
Total from investment operations	2.76	(1.00)	2.21	0.89	(0.27)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.25)	(0.15)	(0.18)
Net realized gains	(0.56)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	(0.86)	(0.54)	(0.30)	(0.17)	(0.18)
Net asset value, end of period	$ 12.60	$ 10.70	$ 12.24	$ 10.33	$ 9.61
Total return (c)	25.81%	(8.13)%	21.42%	9.35%	(2.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$380,668	$300,431	$212,217	$48,016	$5,736
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.23%	0.25%	0.90%	4.65%
Net expenses (d)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	2.74%	2.30%	2.37%	2.61%	2.82%
Portfolio turnover rate	41%	11%	5%	16%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.70	$12.25	$10.32	$ 9.60	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.31	0.11	0.16	0.22
Net realized and unrealized gain (loss)	2.41	(1.29)	2.11	0.73	(0.49)
Total from investment operations	2.74	(0.98)	2.22	0.89	(0.27)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.24)	(0.15)	(0.18)
Net realized gains	(0.46)	(0.32)	(0.05)	(0.02)	(0.01)
Total distributions	(0.76)	(0.57)	(0.29)	(0.17)	(0.19)
Net asset value, end of period	$12.68	$10.70	$12.25	$10.32	$ 9.60
Total return (b)	25.65%	(7.93)%(c)	21.60%	9.33%	(2.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 241	$ 130	$ 105	$ 271	$ 222
Ratios to Average Net Assets:
Total expenses (d)	0.30%	0.40%	0.52%	2.09%	7.69%
Net expenses (d)	0.05%	0.07%	0.06%	0.04%	0.02%
Net investment income (loss)	2.69%	2.53%	0.95%	1.58%	2.20%
Portfolio turnover rate	42%	16%	7%	14%	40%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.68	$ 12.23	$ 10.31	$ 9.59	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.30	0.31	0.26	0.27
Net realized and unrealized gain (loss)	2.39	(1.28)	1.90	0.63	(0.55)
Total from investment operations	2.74	(0.98)	2.21	0.89	(0.28)
Distributions to shareholders from:
Net investment income	(0.30)	(0.25)	(0.24)	(0.15)	(0.18)
Net realized gains	(0.46)	(0.32)	(0.05)	(0.02)	(0.01)
Total distributions	(0.76)	(0.57)	(0.29)	(0.17)	(0.19)
Net asset value, end of period	$ 12.66	$ 10.68	$ 12.23	$ 10.31	$ 9.59
Total return (b)	25.70%	(7.94)%(c)	21.53%	9.34%	(2.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$195,598	$132,520	$81,529	$18,718	$3,043
Ratios to Average Net Assets:
Total expenses (d)	0.30%	0.40%	0.51%	2.09%	7.69%
Net expenses (d)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	2.86%	2.49%	2.67%	2.61%	2.64%
Portfolio turnover rate	42%	16%	7%	14%	40%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$10.28	$11.91	$10.09	$ 9.50	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.30	0.15	0.15	0.20
Net realized and unrealized gain (loss)	2.37	(1.27)	2.01	0.71	(0.46)
Total from investment operations	2.66	(0.97)	2.16	0.86	(0.26)
Distributions to shareholders from:
Net investment income	(0.28)	(0.24)	(0.23)	(0.14)	(0.19)
Net realized gains	(0.13)	(0.42)	(0.11)	(0.13)	(0.11)
Total distributions	(0.41)	(0.66)	(0.34)	(0.27)	(0.30)
Net asset value, end of period	$12.53	$10.28	$11.91	$10.09	$ 9.50
Total return (b)	25.86%	(8.13)%	21.45%	9.09%	(2.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 163	$ 121	$ 103	$ 170	$ 162
Ratios to Average Net Assets:
Total expenses (c)	0.85%	1.56%	3.13%	11.36%	29.76%
Net expenses (c)	0.04%	0.06%	0.06%	0.05%	0.02%
Net investment income (loss)	2.42%	2.55%	1.31%	1.51%	1.96%
Portfolio turnover rate	29%	38%	18%	55%	73%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 10.28	$ 11.91	$ 10.08	$ 9.49	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.34	0.33	0.29	0.19
Net realized and unrealized gain (loss)	2.27	(1.31)	1.84	0.57	(0.45)
Total from investment operations	2.66	(0.97)	2.17	0.86	(0.26)
Distributions to shareholders from:
Net investment income	(0.28)	(0.24)	(0.23)	(0.14)	(0.20)
Net realized gains	(0.13)	(0.42)	(0.11)	(0.13)	(0.11)
Total distributions	(0.41)	(0.66)	(0.34)	(0.27)	(0.31)
Net asset value, end of period	$ 12.53	$ 10.28	$ 11.91	$10.08	$ 9.49
Total return (b)	25.87%	(8.13)%	21.57%	8.98%	(2.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,373	$25,829	$12,141	$3,344	$ 269
Ratios to Average Net Assets:
Total expenses (c)	0.84%	1.56%	3.07%	11.36%	29.76%
Net expenses (c)	0.04%	0.06%	0.07%	0.06%	0.02%
Net investment income (loss)	3.33%	2.87%	2.94%	2.91%	1.88%
Portfolio turnover rate	29%	38%	18%	55%	73%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2015 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
The Funds’ investment adviser is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with the approval of the Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedules of Investments.
During the year ended December 31, 2018, the Adviser and State Street authorized reimbursements of $1,415, $13,859, $40,408, $65,781, $63,723, $6,247, $4,604 and $333 to the State Street Target Retirement Fund, State Street Target Retirement Fund 2015, State Street Target Retirement Fund 2020, State Street Target Retirement Fund 2025, State Street Target Retirement Fund 2035, State Street Target Retirement Fund 2040, State Street Target Retirement Fund 2045 and State Street Target Retirement Fund 2055 respectively in connection with trading matters.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 57,915,534	$ 59,903,314
State Street Target Retirement 2015 Fund	53,345,800	111,993,008
State Street Target Retirement 2020 Fund	200,270,637	377,956,473
State Street Target Retirement 2025 Fund	321,850,227	461,169,204
State Street Target Retirement 2030 Fund	353,186,936	426,285,091
State Street Target Retirement 2035 Fund	271,345,005	324,794,978
State Street Target Retirement 2040 Fund	254,449,695	251,828,566
State Street Target Retirement 2045 Fund	203,837,028	189,811,191
State Street Target Retirement 2050 Fund	171,736,370	163,485,743
State Street Target Retirement 2055 Fund	110,630,377	81,238,938
State Street Target Retirement 2060 Fund	53,649,270	13,500,601
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 6,717,433	$ 1,191,458	$ 7,908,891
State Street Target Retirement 2015 Fund	7,995,393	5,955,582	13,950,975
State Street Target Retirement 2020 Fund	28,504,687	31,669,403	60,174,090
State Street Target Retirement 2025 Fund	35,201,034	48,888,257	84,089,291
State Street Target Retirement 2030 Fund	33,647,936	53,107,898	86,755,834
State Street Target Retirement 2035 Fund	26,424,015	43,507,219	69,931,234
State Street Target Retirement 2040 Fund	21,978,600	36,089,965	58,068,565
State Street Target Retirement 2045 Fund	16,446,580	26,844,731	43,291,311
State Street Target Retirement 2050 Fund	11,563,356	21,794,451	33,357,807
State Street Target Retirement 2055 Fund	5,930,088	9,192,039	15,122,127
State Street Target Retirement 2060 Fund	1,718,785	624,438	2,343,223
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 5,459,542	$ 2,944,450	$ 8,403,992
State Street Target Retirement 2015 Fund	6,947,226	5,845,462	12,792,688
State Street Target Retirement 2020 Fund	22,324,617	22,293,902	44,618,519
State Street Target Retirement 2025 Fund	26,008,380	24,732,776	50,741,156
State Street Target Retirement 2030 Fund	23,405,446	24,101,005	47,506,451
State Street Target Retirement 2035 Fund	18,319,269	19,301,068	37,620,337
State Street Target Retirement 2040 Fund	14,545,276	16,269,867	30,815,143
State Street Target Retirement 2045 Fund	10,572,370	11,483,164	22,055,534
State Street Target Retirement 2050 Fund	6,860,173	7,457,005	14,317,178
State Street Target Retirement 2055 Fund	2,946,317	3,738,977	6,685,294
State Street Target Retirement 2060 Fund	565,388	967,472	1,532,860
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$ 3,861	$—	$ 441,996	$ 7,512,107	$ 7,957,964
State Street Target Retirement 2015 Fund	2,143	—	243,473	9,189,084	9,434,700
State Street Target Retirement 2020 Fund	7,608	—	11,834,640	41,794,489	53,636,737
State Street Target Retirement 2025 Fund	44,398	—	20,176,319	65,314,783	85,535,500
State Street Target Retirement 2030 Fund	65,540	—	26,313,723	78,090,296	104,469,559
State Street Target Retirement 2035 Fund	106,678	—	22,724,739	65,903,631	88,735,048
State Street Target Retirement 2040 Fund	79,627	—	20,919,869	60,662,058	81,661,554
State Street Target Retirement 2045 Fund	66,873	—	15,268,735	42,589,349	57,924,957
State Street Target Retirement 2050 Fund	56,519	—	11,494,895	27,887,486	39,438,900
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement 2055 Fund	$469	$—	$3,553,038	$13,619,033	$17,172,540
State Street Target Retirement 2060 Fund	—	—	398,232	4,668,948	5,067,180
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 212,179,579	$ 7,512,107	$—	$ 7,512,107
State Street Target Retirement 2015 Fund	218,578,830	9,189,084	—	9,189,084
State Street Target Retirement 2020 Fund	750,564,595	41,794,489	—	41,794,489
State Street Target Retirement 2025 Fund	982,854,749	65,314,783	—	65,314,783
State Street Target Retirement 2030 Fund	1,004,202,037	78,090,296	—	78,090,296
State Street Target Retirement 2035 Fund	851,210,479	65,903,631	—	65,903,631
State Street Target Retirement 2040 Fund	724,931,447	60,662,058	—	60,662,058
State Street Target Retirement 2045 Fund	551,539,743	42,589,349	—	42,589,349
State Street Target Retirement 2050 Fund	358,017,756	27,887,486	—	27,887,486
State Street Target Retirement 2055 Fund	185,220,076	13,619,033	—	13,619,033
State Street Target Retirement 2060 Fund	70,061,876	4,668,948	—	4,668,948
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2019.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement 2015 Fund	$ 3,241,891	$ 2,331,375	$ 987,000	$ 3,318,375
State Street Target Retirement 2020 Fund	4,102,987	4,036,500	168,000	4,204,500
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement 2030 Fund	$ 239,222	$ 212,325	$ 32,200	$ 244,525
State Street Target Retirement 2035 Fund	1,030,055	—	1,066,625	1,066,625
State Street Target Retirement 2040 Fund	2,993	—	3,099	3,099
State Street Target Retirement 2055 Fund	11,661	—	12,075	12,075
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement 2015 Fund	Mutual Funds and Exchange Traded Products	$2,331,375	$—	$—	$—	$2,331,375	$2,331,375
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	4,036,500	—	—	—	4,036,500	4,036,500
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	212,325	—	—	—	212,325	212,325
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each Participant based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
The Board has approved, on a preliminary basis, the reorganization of the State Street Target Retirement 2015 Fund into the State Street Target Retirement Fund, to occur on or about March 27, 2020. Following the reorganization, shareholders of the State Street Target Retirement 2015 Fund would become shareholders of the State Street Target Retirement Fund. As contemplated by the State Street Target Retirement 2015 Fund’s prospectus, the reorganization would be effected, without a shareholder vote, at a time when the State Street Target Retirement 2015 Fund’s target asset allocation will match the State Street Target Retirement Fund’s target asset allocation. The reorganization is subject to formal approval by the Board and to the satisfaction of a number of conditions, and there is no assurance that the reorganization will in fact occur, or that it will occur at the anticipated time.
The State Street Target Retirement 2015 Fund will cease the sale of shares to new investors upon the close of business on December 1, 2019. Shares of the State Street Target Retirement 2015 Fund may continue to be offered through intermediaries that currently have relationships with the State Street Target Retirement 2015 Fund and to current shareholders having accounts directly with the State Street Target Retirement 2015 Fund.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund and Board of Trustees of State Street Institutional Investment Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 (collectively referred to as the “Funds”) (eleven of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	(0.02)%	$1,043.00	$(0.10)	$1,025.30	$(0.10)
Class K	(0.03)	1,043.00	(0.15)	1,025.40	(0.15)
State Street Target Retirement 2015 Fund
Class I	(0.01)	1,044.60	(0.05)	1,025.30	(0.05)
Class K	(0.03)	1,043.80	(0.15)	1,025.40	(0.15)
State Street Target Retirement 2020 Fund
Class I	0.01	1,054.40	0.05	1,025.20	0.05
Class K	(0.01)	1,053.60	(0.05)	1,025.30	(0.05)
State Street Target Retirement 2025 Fund
Class I	0.02	1,065.00	0.10	1,025.10	0.10
Class K	0.01	1,064.10	0.05	1,025.20	0.05
State Street Target Retirement 2030 Fund
Class I	0.03	1,071.80	0.16	1,025.10	0.15
Class K	0.02	1,071.80	0.10	1,025.10	0.10
State Street Target Retirement 2035 Fund
Class I	0.15	1,075.00	0.78	1,024.40	0.77
Class K	0.05	1,075.20	0.26	1,025.00	0.26
State Street Target Retirement 2040 Fund
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class I	0.07%	$1,078.50	$ 0.37	$1,024.90	$ 0.36
Class K	0.05	1,077.80	0.26	1,025.00	0.26
State Street Target Retirement 2045 Fund
Class I	0.08	1,080.00	0.42	1,024.80	0.41
Class K	0.05	1,080.30	0.26	1,025.00	0.26
State Street Target Retirement 2050 Fund
Class I	0.09	1,081.70	0.47	1,024.80	0.46
Class K	0.05	1,082.10	0.26	1,025.00	0.26
State Street Target Retirement 2055 Fund
Class I	0.05	1,081.60	0.26	1,025.00	0.26
Class K	0.05	1,081.80	0.26	1,025.00	0.26
State Street Target Retirement 2060 Fund
Class I	0.05	1,081.80	0.26	1,025.00	0.26
Class K	0.05	1,081.90	0.26	1,025.00	0.26
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long-term capital gains dividends were paid from the following Funds during the year ended December 31, 2019:
Amount
State Street Target Retirement Fund	$ 1,191,458
State Street Target Retirement 2015 Fund	5,955,582
State Street Target Retirement 2020 Fund	31,669,403
State Street Target Retirement 2025 Fund	48,888,257
State Street Target Retirement 2030 Fund	53,107,898
State Street Target Retirement 2035 Fund	43,507,219
State Street Target Retirement 2040 Fund	36,089,965
State Street Target Retirement 2045 Fund	26,844,731
State Street Target Retirement 2050 Fund	21,794,451
State Street Target Retirement 2055 Fund	9,192,039
State Street Target Retirement 2060 Fund	624,438
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement Fund	$ 50,826
State Street Target Retirement 2015 Fund	60,163
State Street Target Retirement 2020 Fund	326,802
State Street Target Retirement 2025 Fund	597,244
State Street Target Retirement 2030 Fund	744,673
State Street Target Retirement 2035 Fund	676,663
State Street Target Retirement 2040 Fund	619,195
State Street Target Retirement 2045 Fund	494,615
State Street Target Retirement 2050 Fund	356,453
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Amount
State Street Target Retirement 2055 Fund	$181,749
State Street Target Retirement 2060 Fund	50,248
The amount of foreign source income earned on the following Funds during the year ended December 31, 2019 was as follows:
Amount
State Street Target Retirement Fund	$ 600,378
State Street Target Retirement 2015 Fund	710,667
State Street Target Retirement 2020 Fund	3,860,306
State Street Target Retirement 2025 Fund	7,054,864
State Street Target Retirement 2030 Fund	8,796,349
State Street Target Retirement 2035 Fund	7,992,992
State Street Target Retirement 2040 Fund	7,314,155
State Street Target Retirement 2045 Fund	5,842,578
State Street Target Retirement 2050 Fund	4,210,552
State Street Target Retirement 2055 Fund	2,146,885
State Street Target Retirement 2060 Fund	593,543
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage each Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITTRAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street China Equity Select Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET CHINA EQUITY SELECT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street China Equity Select Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI China Index (the “Index”).
For the period from May 29, 2019 (inception) through December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 18.71%, and the Index was 18.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Outperformance in the communication services sector, overweight and outperformance in the consumer discretionary sector, and underperformance in financial stocks were primary drivers of Fund performance during the Reporting Period relative to the Index. The communication services sector underperformed the market in the Reporting Period due mainly to weak returns in some large Chinese telecommunication companies. However, the Fund benefitted from stock selection within the sector, having exposure to the interactive media and entertainment segment with companies such as Tencent, Netease, and Baidu, which were outperformers. Consumer discretionary was the best performing sector in the Index during the Reporting Period, up more than 35%, and is also where the Fund had its largest overweight, providing a significant allocation benefit to performance relative to the Index. Additionally, the Fund outperformed in the sector with holdings like Anta Sports, a sportswear seller, and TAL Education surpassing the sector’s return. On the negative side, the Fund underperformed the Index in the financials sector. In financials, one holding, Hong Kong Exchanges & Clearing, fell during the Reporting Period, affected by the unrest that is occurring in Hong Kong and the fear that it will impact Hong Kong’s standing as an Asian financial center. Aside from that name, the other Fund holdings in financials all delivered positive returns, but nevertheless lagged the strong Index return of nearly 18%.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alibaba Group, Tencent Holdings, and Kweichow Moutai. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Hong Kong Exchanges & Clearing, China Mobile Limited, and BeiGene.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street China Equity Select Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2019

Total Return Inception Date* to December 31, 2019
State Street China Equity Select Fund Class K	18.71%
MSCI China Index(1)	18.00%

*	Inception date is May 29, 2019.
(1)	The MSCI China Index captures large and mid-cap representation across China H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs). The index covers about 85% of this China equity universe. Currently, the index also includes Large Cap A shares represented at 5% of their free float adjusted market capitalization.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Common Stocks	98.4%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated and may change over time.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Consumer Discretionary	32.2%
Communication Services	23.1
Financials	21.0
Consumer Staples	8.7
Real Estate	4.7
TOTAL	89.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.4%
CHINA — 93.2%
Alibaba Group Holding, Ltd. ADR (a)	4,303	$ 912,666
ANTA Sports Products, Ltd.	13,000	116,372
Baidu, Inc. ADR (a)	750	94,800
Bank of China, Ltd. Class H	144,000	61,542
BeiGene, Ltd. ADR (a)	200	33,152
Centre Testing International Group Co., Ltd. Class A	27,000	57,798
China Construction Bank Corp. Class H	295,000	254,800
China Merchants Bank Co., Ltd. Class H	45,500	233,871
China Petroleum & Chemical Corp. Class H	80,000	48,153
China Vanke Co., Ltd. Class H	16,000	68,277
CNOOC, Ltd.	56,000	93,144
Country Garden Holdings Co., Ltd.	43,000	68,872
Gree Electric Appliances, Inc. of Zhuhai Class A	12,600	118,635
Industrial & Commercial Bank of China, Ltd. Class H	239,000	184,040
JD.com, Inc. ADR (a)	10,077	355,013
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,000	62,827
Kweichow Moutai Co., Ltd. Class A	1,700	288,738
Longfor Group Holdings, Ltd. (b)	26,500	124,137
Midea Group Co., Ltd. Class A	11,800	98,684
NetEase, Inc. ADR	738	226,300
New Oriental Education & Technology Group, Inc. ADR (a)	149	18,066
Ping An Insurance Group Co. of China, Ltd. Class H	28,000	330,963
Shanghai International Airport Co., Ltd. Class A	4,000	45,225
Shenzhou International Group Holdings, Ltd.	6,500	95,017
TAL Education Group ADR (a)	3,342	161,084
Tencent Holdings, Ltd.	19,300	930,347
Trip.com Group, Ltd. ADR (a)	654	21,935
Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	11,800	$ 225,339
WuXi AppTec Co., Ltd. Class H (b)	3,200	39,693
Wuxi Biologics Cayman, Inc. (a)(b)	10,000	126,608
		5,496,098
HONG KONG — 5.2%
AIA Group, Ltd.	16,600	174,270
China Mobile, Ltd.	13,500	113,485
China Resources Land, Ltd.	4,000	19,918
		307,673
TOTAL COMMON STOCKS (Cost $4,907,866)		5,803,771

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (d) (e) (Cost $146)	146	146
TOTAL INVESTMENTS — 98.4% (Cost $4,908,012)		5,803,917
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		91,636
NET ASSETS — 100.0%		$ 5,895,553
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,803,771	$—	$—	$5,803,771
Short-Term Investment	146	—	—	146
TOTAL INVESTMENTS	$5,803,917	$—	$—	$5,803,917
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 5/30/19*	Value at 5/30/19*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$926,492	$926,346	$—	$—	146	$146	$1,145
*	Commencement of operations.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value	$5,803,771
Investments in affiliated issuers, at value	146
Total Investments	5,803,917
Foreign currency, at value	47,107
Receivable for investments sold	12,661
Dividends receivable — unaffiliated issuers	1,336
Receivable from Adviser	71,214
Prepaid expenses and other assets	14
TOTAL ASSETS	5,936,249
LIABILITIES
Due to custodian	20,218
Advisory fee payable	4,379
Custodian fees payable	4,011
Administration fees payable	243
Transfer agent fees payable	11
Registration and filing fees payable	629
Professional fees payable	8,376
Printing and postage fees payable	2,829
TOTAL LIABILITIES	40,696
NET ASSETS	$5,895,553
NET ASSETS CONSIST OF:
Paid-in Capital	$4,999,726
Total distributable earnings (loss)	895,827
NET ASSETS	$5,895,553
Class K
Net Assets	$5,895,553
Shares Outstanding	500,000
Net asset value, offering and redemption price per share	$ 11.79
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,907,866
Investments in affiliated issuers	146
Total cost of investments	$4,908,012
Foreign currency, at cost	$ 46,040
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2019 (a)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	75,485
Dividend income — affiliated issuers	1,145
Foreign taxes withheld	(5,906)
TOTAL INVESTMENT INCOME (LOSS)	70,724
EXPENSES
Advisory fee	28,501
Administration fees	1,583
Custodian fees	27,745
Trustees’ fees and expenses	9,030
Transfer agent fees	1,621
Registration and filing fees	1,260
Professional fees and expenses	74,233
Printing and postage fees	26,330
Insurance expense	14
Miscellaneous expenses	524
TOTAL EXPENSES	170,841
Expenses waived/reimbursed by the Adviser	(142,358)
NET EXPENSES	28,483
NET INVESTMENT INCOME (LOSS)	$ 42,241
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,146)
Foreign currency transactions	(1,965)
Net realized gain (loss)	(3,111)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	895,905
Foreign currency translations	1,068
Net change in unrealized appreciation/depreciation	896,973
NET REALIZED AND UNREALIZED GAIN (LOSS)	893,862
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 936,103
(a) For the period May 29, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period 5/29/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 42,241
Net realized gain (loss)	(3,111)
Net change in unrealized appreciation/depreciation	896,973
Net increase (decrease) in net assets resulting from operations	936,103
Distributions to shareholders	(40,550)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,000,000
Net increase (decrease) in net assets from beneficial interest transactions	5,000,000
Net increase (decrease) in net assets during the period	5,895,553
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$5,895,553
SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000
Net increase (decrease) from share transactions	500,000
*	Inception date.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class K
For the Period 5/30/19*- 12/31/19
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09
Net realized and unrealized gain (loss)	1.78
Total from investment operations	1.87
Distributions to shareholders from:
Net investment income	(0.08)
Total distributions	(0.08)
Net asset value, end of period	$11.79
Total return (b)	18.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,896
Ratios to average net assets:
Total expenses	5.35%(c)
Net expenses	0.90%(c)
Net investment income (loss)	1.32%(c)
Portfolio turnover rate	18%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended December 31, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $142,358.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management's evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund's total outstanding shares. The number of such accounts, based on accounts that
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	100.00%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$5,825,619	$916,606
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies.
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street China Equity Select Fund	$40,550	$—	$40,550
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street China Equity Select Fund	$—	$(1,146)	$—	$895,905	$894,759
As of December 31, 2019, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street China Equity Select Fund	$1,146	$—
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$4,908,012	$920,915	$25,010	$895,905
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2019.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET CHINA EQUITY SELECT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street China Equity Select Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street China Equity Select Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations and statement of changes in net assets for the period from May 29, 2019 (inception date) through December 31, 2019, and the financial highlights for the period from May 30, 2019 (commencement of operations) to December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, and the results of its operations and changes in its net assets for the period from May 29, 2019 (inception date) through December 31, 2019 and its financial highlights for the period from May 30, 2019 (commencement of operations) to December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$1,098.10	$4.76	$1,020.70	$4.58
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITCHINAAR

Annual Report
December 31, 2019
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class K shares was 24.82%, and the Index was 24.64% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance for the Reporting Period. The Fund’s performance was driven by the US dollar, progress on US and China trade relations, accommodative monetary policy and progress in the UK regarding Brexit. In the first calendar quarter of the Reporting Period, positive factors such as optimism about progress in trade talks between the US and China, a strong earnings season, an accommodative Fed, the US dollar and a deal to temporarily reopen the US government helped performance and offset negative factors such as geopolitical tensions between India and Pakistan, Brexit and slowing economic growth. The second quarter of the Reporting Period had also had positive performance driven by dovish comments from central banks, a trade deal between the US and Mexico, and strong earnings data and despite concerns about global trade, Brexit and tensions with Iran. Performance in the third quarter was positive on the back of the US dollar, optimism about a trade agreement between the US and China, positive macroeconomic data and easy monetary policy. Performance in the fourth quarter was positive and driven by a partial trade agreement between the US and China, a new Brexit deal between the UK and EU, a strong earnings season and interest rate cuts in the US despite geopolitical concerns like North Korea’s test-firing of ballistic missiles and China threatening to retaliate against the US for supporting Hong Kong protesters.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were Glencore plc, Swedbank AB Class A, and Nokia Oyj.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Investment Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street Hedged International Developed Equity Index Fund Class K	24.82%	5.52%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index(1)	24.64%	5.82%

*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Mutual Funds and Exchange Traded Products	98.8%
Short-Term Investment	2.6
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.8%
UNITED STATES — 98.8%
State Street International Developed Equity Portfolio (a) (Cost: $3,233,741,910)		$ 3,726,392,786
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b)(c) (Cost $99,832,157)	99,822,414	99,832,396
TOTAL INVESTMENTS — 101.4% (Cost $3,333,574,067)		3,826,225,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(53,481,729)
NET ASSETS — 100.0%		$ 3,772,743,453

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.

At December 31, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank Of America, N.A.	USD 2,929,960	AUD 4,185,000	01/03/2020	$ 11,886
Bank Of America, N.A.	USD 6,727,818	GBP 5,128,000	01/03/2020	65,504
Bank Of America, N.A.	JPY 247,809,000	USD 2,278,787	01/07/2020	(1,489)
Bank of Montreal	USD 604,607,861	EUR 538,626,157	01/03/2020	(274)
Bank of Montreal	USD 23,999,240	NOK 210,888,520	01/03/2020	—
Bank of Montreal	CHF 335,420,571	USD 336,608,800	01/03/2020	(9,774,811)
Bank of Montreal	GBP 232,223,273	USD 300,803,450	01/03/2020	(6,834,497)
Bank of Montreal	CHF 835,000	USD 843,724	01/03/2020	(18,567)
Bank of Montreal	EUR 538,626,157	USD 605,789,607	02/04/2020	(29,823)
Bank of Montreal	NOK 210,888,520	USD 24,001,206	02/04/2020	(1,481)
Barclays Bank PLC Wholesale	USD 752,749	DKK 5,016,000	01/03/2020	744
Barclays Bank PLC Wholesale	USD 13,210,228	EUR 11,784,000	01/03/2020	17,306
Barclays Bank PLC Wholesale	USD 10,222,429	JPY 1,113,059,000	01/07/2020	19,659
Barclays Bank PLC Wholesale	HKD 6,096,000	USD 782,060	02/04/2020	(33)
Citibank N.A.	USD 354,345,610	CHF 343,130,571	01/03/2020	—
Citibank N.A.	USD 310,532,361	GBP 234,408,274	01/03/2020	168
Citibank N.A.	DKK 433,836,566	USD 64,196,950	01/03/2020	(973,032)
Citibank N.A.	AUD 373,091,050	USD 252,567,717	01/03/2020	(9,696,689)
Citibank N.A.	ILS 44,368,174	USD 12,803,375	01/03/2020	(42,072)
Citibank N.A.	JPY 49,281,528,305	USD 451,310,512	01/07/2020	(2,165,709)
Citibank N.A.	GBP 234,408,274	USD 310,801,930	02/04/2020	(17,702)
Citibank N.A.	CHF 343,130,571	USD 355,130,428	02/04/2020	57,574
Goldman Sachs Bank USA	USD 3,876,626	CHF 3,753,000	01/03/2020	(961)
Goldman Sachs Bank USA	NZD 1,828,000	USD 1,173,898	01/03/2020	(59,363)
Goldman Sachs Bank USA	HKD 4,221,000	USD 539,042	01/03/2020	(2,682)
Goldman Sachs Bank USA	USD 574,162	NOK 5,045,000	02/04/2020	45
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD 617,401	SGD 830,000	02/04/2020	$ 8
Goldman Sachs Bank USA	SEK 20,051,000	USD 2,144,997	02/04/2020	(304)
HSBC Bank USA	USD 604,607,861	EUR 538,626,157	01/03/2020	(274)
HSBC Bank USA	USD 10,480,560	NZD 15,534,581	01/03/2020	(155)
HSBC Bank USA	USD 100,004,650	SEK 936,148,531	01/03/2020	—
HSBC Bank USA	USD 532,507	SGD 718,000	01/03/2020	1,461
HSBC Bank USA	USD 48,725,170	SGD 65,518,299	01/03/2020	—
HSBC Bank USA	EUR 523,497,157	USD 578,639,730	01/03/2020	(8,985,563)
HSBC Bank USA	NOK 210,888,520	USD 22,908,472	01/03/2020	(1,090,768)
HSBC Bank USA	SGD 65,518,299	USD 48,735,318	02/04/2020	(1,575)
HSBC Bank USA	NZD 15,534,581	USD 10,484,754	02/04/2020	118
HSBC Bank USA	SEK 936,148,531	USD 100,157,116	02/04/2020	(3,499)
HSBC Bank USA	EUR 538,626,157	USD 605,798,225	02/04/2020	(21,205)
JP Morgan Chase Bank, N.A.	DKK 28,669,000	USD 4,242,130	01/03/2020	(64,465)
JP Morgan Chase Bank, N.A.	SEK 16,542,000	USD 1,731,834	01/03/2020	(35,275)
JP Morgan Chase Bank, N.A.	SGD 2,762,000	USD 2,020,170	01/03/2020	(33,897)
JP Morgan Chase Bank, N.A.	CHF 10,628,000	USD 10,665,607	01/03/2020	(309,764)
JP Morgan Chase Bank, N.A.	GBP 8,357,000	USD 10,824,947	01/03/2020	(245,994)
JP Morgan Chase Bank, N.A.	JPY 4,052,741,000	USD 37,113,727	01/07/2020	(178,576)
JP Morgan Chase Bank, N.A.	USD 1,523,210	CHF 1,472,000	02/04/2020	21
JP Morgan Chase Bank, N.A.	DKK 6,270,000	USD 943,855	02/04/2020	(69)
Royal Bank of Canada	GBP 1,141,000	USD 1,477,883	01/03/2020	(33,658)
Royal Bank of Canada	USD 406,953	ILS 1,403,000	02/04/2020	(123)
Societe Generale	USD 310,532,360	GBP 234,408,273	01/03/2020	168
Societe Generale	USD 120,529,022	HKD 939,138,035	01/03/2020	—
Societe Generale	USD 468,141,466	JPY 50,875,273,805	01/07/2020	—
Societe Generale	GBP 234,408,273	USD 310,801,929	02/04/2020	(17,702)
Societe Generale	HKD 939,138,035	USD 120,473,361	02/04/2020	(14,444)
Societe Generale	JPY 50,875,273,805	USD 468,827,397	02/04/2020	(43,289)
Standard Chartered Bank	AUD 12,785,000	USD 8,655,061	01/03/2020	(332,156)
Standard Chartered Bank	EUR 39,419,000	USD 43,570,310	01/03/2020	(677,498)
Standard Chartered Bank	HKD 945,215,035	USD 120,696,308	01/03/2020	(612,636)
Standard Chartered Bank	GBP 232,223,274	USD 300,809,257	01/03/2020	(6,828,691)
Standard Chartered Bank	JPY 49,281,528,305	USD 451,318,778	01/07/2020	(2,157,443)
Standard Chartered Bank	GBP 5,054,000	USD 6,701,185	02/04/2020	(296)
Toronto Dominion Bank	USD 1,100,561	SEK 10,265,000	01/03/2020	(3,996)
Toronto Dominion Bank	SEK 929,871,531	USD 97,352,946	01/03/2020	(1,981,160)
Toronto Dominion Bank	SGD 63,474,299	USD 46,425,473	01/03/2020	(779,599)
Toronto Dominion Bank	EUR 523,497,157	USD 578,626,119	01/03/2020	(8,999,174)
Toronto Dominion Bank	NZD 13,706,581	USD 8,801,955	01/03/2020	(445,190)
Toronto Dominion Bank	AUD 931,000	USD 635,113	01/03/2020	(19,333)
Toronto Dominion Bank	USD 11,215,607	JPY 1,216,907,000	02/04/2020	(492)
UBS AG	USD 1,322,554	HKD 10,298,000	01/03/2020	(908)
UBS AG	EUR 2,623,000	USD 2,911,095	01/03/2020	(33,223)
Westpac Banking Corp.	USD 268,964,170	AUD 382,622,050	01/03/2020	54
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD 68,723,083	DKK 457,489,566	01/03/2020	$ —
Westpac Banking Corp.	USD 12,846,191	ILS 44,368,174	01/03/2020	(743)
Westpac Banking Corp.	USD 468,141,466	JPY 50,875,273,805	01/07/2020	—
Westpac Banking Corp.	USD 8,243,472	AUD 11,717,000	02/04/2020	(476)
Westpac Banking Corp.	USD 5,426,875	EUR 4,825,000	02/04/2020	40
Westpac Banking Corp.	DKK 457,489,566	USD 68,868,434	02/04/2020	(4,855)
Westpac Banking Corp.	JPY 50,875,273,805	USD 468,851,160	02/04/2020	(19,525)
Westpac Banking Corp.	AUD 382,622,050	USD 269,172,699	02/04/2020	(4,733)
Westpac Banking Corp.	ILS 44,368,174	USD 12,864,442	02/04/2020	(1,079)
Total				$(63,428,234)
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
During the fiscal year ended December 31, 2019, average notional value related to foreign currency exchange contracts was $10,344,243,962 or 274% of net assets.
At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	427	03/20/2020	$42,430,085	$43,479,275	$1,049,190
During the period ended December 31, 2019, average notional value related to futures contracts was $144,717,321 or 4% of net assets.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,726,392,786	$ —	$—	$3,726,392,786
Short-Term Investment	99,832,396	—	—	99,832,396
TOTAL INVESTMENTS	$3,826,225,182	$ —	$—	$3,826,225,182
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	174,756	—	174,756
Futures Contracts	1,049,190	—	—	1,049,190
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 1,049,190	$ 174,756	$—	$ 1,223,946
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,827,274,372	$ 174,756	$—	$3,827,449,128
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	(63,602,990)	—	(63,602,990)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$(63,602,990)	$—	$ (63,602,990)
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$275,007,371	$175,181,167	$5,953	$239	99,822,414	$99,832,396	$1,660,219
State Street Institutional U.S. Government Money Market Fund, Class G Shares	166,240,904	166,240,904	256,246,802	422,487,706	—	—	—	—	1,967,277
Total		$166,240,904	$531,254,173	$597,668,873	$5,953	$239		$99,832,396	$3,627,496
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,726,392,786
Investment in affiliated issuers, at value	99,832,396
Total Investments	3,826,225,182
Foreign currency, at value	24,327
Net cash at broker	4,950,610
Receivable from broker — accumulated variation margin on open futures contracts	1,050,420
Receivable for fund shares sold	5,218,535
Unrealized appreciation on forward foreign currency exchange contracts	174,756
Dividends receivable — affiliated issuers	777,651
Receivable from Adviser	504,903
Receivable for foreign taxes recoverable	208,836
Prepaid expenses and other assets	361,659
TOTAL ASSETS	3,839,496,879
LIABILITIES
Due to custodian	692,230
Payable for fund shares repurchased	1,281,060
Unrealized depreciation on forward foreign currency exchange contracts	63,602,990
Advisory fee payable	448,923
Custodian fees payable	13,393
Administration fees payable	160,341
Transfer agent fees payable	1,932
Registration and filing fees payable	17,083
Professional fees payable	9,603
Printing and postage fees payable	8,448
Accrued expenses and other liabilities	517,423
TOTAL LIABILITIES	66,753,426
NET ASSETS	$3,772,743,453
NET ASSETS CONSIST OF:
Paid-in Capital	$3,362,795,427
Total distributable earnings (loss)	409,948,026
NET ASSETS	$3,772,743,453
Class K
Net Assets	$3,772,743,453
Shares Outstanding	361,601,671
Net asset value, offering and redemption price per share	$ 10.43
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$3,233,741,910
Investment in affiliated issuers	99,832,157
Total cost of investments	$3,333,574,067
Foreign currency, at cost	$ 23,857
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$118,093,194
Interest income — unaffiliated issuers	134,646
Dividend income — affiliated issuers	3,627,496
Expenses allocated from affiliated Portfolio	(4,791,736)
Foreign taxes withheld allocated from affiliated Portfolio	(9,254,789)
TOTAL INVESTMENT INCOME (LOSS)	107,808,811
EXPENSES
Advisory fee	4,811,270
Administration fees	1,718,311
Custodian fees	132,092
Trustees’ fees and expenses	18,000
Transfer agent fees	12,911
Registration and filing fees	81,019
Professional fees and expenses	55,368
Printing and postage fees	9,550
Insurance expense	17,970
Miscellaneous expenses	770,646
TOTAL EXPENSES	7,627,137
Expenses waived/reimbursed by the Adviser	(5,545,628)
NET EXPENSES	2,081,509
NET INVESTMENT INCOME (LOSS)	$105,727,302
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(20,464,399)
Foreign currency transactions allocated from affiliated Portfolio	95,500
Futures contracts allocated from affiliated Portfolio	5,964,135
Investments - affiliated issuers	5,953
Forward foreign currency exchange contracts	101,106,602
Foreign currency transactions	(17,850)
Futures contracts	22,933,280
Net realized gain (loss)	109,623,221
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	556,621,132
Foreign currency transactions allocated from affiliated Portfolio	197,074
Future contracts allocated from affiliated Portfolio	2,242,577
Investments - affiliated issuers	239
Forward foreign currency exchange contracts	(37,224,173)
Foreign currency translations	2,804
Futures contracts	4,521,093
Net change in unrealized appreciation/depreciation	526,360,746
NET REALIZED AND UNREALIZED GAIN (LOSS)	635,983,967
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$741,711,269
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 105,727,302	$ 89,031,961
Net realized gain (loss)	109,623,221	144,117,824
Net change in unrealized appreciation/depreciation	526,360,746	(520,332,594)
Net increase (decrease) in net assets resulting from operations	741,711,269	(287,182,809)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(186,407,608)	(203,340,267)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	605,074,489	1,113,683,573
Reinvestment of distributions	185,888,647	202,565,404
Cost of shares redeemed	(496,367,578)	(797,282,077)
Net increase (decrease) in net assets from beneficial interest transactions	294,595,558	518,966,900
Net increase (decrease) in net assets during the period	849,899,219	28,443,824
Net assets at beginning of period	2,922,844,234	2,894,400,410
NET ASSETS AT END OF PERIOD	$3,772,743,453	$2,922,844,234
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	60,971,656	110,007,830
Reinvestment of distributions	17,636,494	23,176,820
Shares redeemed	(49,390,142)	(79,182,431)
Net increase (decrease) from share transactions	29,218,008	54,002,219
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended(a) 12/31/16	For the Period 5/29/15*(a) - 12/31/15
Net asset value, beginning of period	$ 8.79	$ 10.40	$ 9.18	$ 9.00	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.29	0.27	0.24	0.09
Net realized and unrealized gain (loss)	1.86	(1.26)	1.27	0.34	(1.00)
Total from investment operations	2.17	(0.97)	1.54	0.58	(0.91)
Distributions to shareholders from:
Net investment income	(0.32)	(0.50)	—	(0.20)	(0.06)
Net realized gains	(0.21)	(0.14)	(0.32)	(0.20)	(0.03)
Total distributions	(0.53)	(0.64)	(0.32)	(0.40)	(0.09)
Net asset value, end of period	$ 10.43	$ 8.79	$ 10.40	$ 9.18	$ 9.00
Total return (c)	24.82%	(9.25)%	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,772,743	$2,922,844	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.35%	0.34%	0.38%(d)
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	3.08%	2.85%	2.69%	2.79%	1.60%(d)
Portfolio turnover rate (e)	3%	14%	4%	1%	1%(f)
*	Commencement of operations.
(a)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of thirty (30) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at December 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2019, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$174,756	$—	$ —	$—	$ 174,756
Futures Contracts	—	—	—	1,050,420	—	1,050,420
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(63,602,990)	$—	$—	$—	$(63,602,990)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$101,106,602	$—	$ —	$—	$101,106,602
Futures Contracts	—	—	—	22,933,220	—	22,933,220
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(37,224,173)	$—	$ —	$—	$(37,224,173)
Futures Contracts	—	—	—	4,521,093	—	4,521,093
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 77,390	$ (1,489)	$—	$ 75,901
Bank of Montreal	0	—	—	—
Barclays Capital	37,709	(33)	—	37,676
Citibank N.A.	57,742	(57,742)	—	—
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Goldman Sachs Capital Markets L.P.	$ 53	$ (53)	$—	$ —
HSBC Bank	1,579	(1,579)	—	—
JP Morgan Chase Bank, N.A.	21	(21)	—	—
Societe Generale	168	(168)	—	—
Westpac Banking Corp.	94	(94)	—	—
	$174,756	$(61,179)	$—	$113,577
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (1,489)	$ 1,489	$—	$ —
Bank of Montreal	(16,659,453)	—	—	(16,659,453)
Barclays Capital	(33)	33	—	—
Citibank N.A.	(12,895,204)	57,742	—	(12,837,462)
Goldman Sachs Capital Markets L.P.	(63,310)	53	—	(63,257)
HSBC Bank	(10,103,039)	1,579	—	(10,101,460)
JP Morgan Chase Bank, N.A.	(868,040)	21	—	(868,019)
Royal Bank of Canada	(33,781)	—	—	(33,781)
Societe Generale	(75,435)	168	—	(75,267)
Standard Chartered Bank	(10,608,720)	—	—	(10,608,720)
Toronto Dominion Bank	(12,228,944)	—	—	(12,228,944)
UBS AG	(34,131)	—	—	(34,131)
Westpac Banking Corp.	(31,411)	94	—	(31,317)
	$(63,602,990)	$61,179	$—	$(63,541,811)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2019, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for distribution re-designations, foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships, wash sale loss deferrals and late-year loss deferrals.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$151,901,213	$34,506,395	$186,407,608
The tax character of distributions paid during the year ended December 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 165,985,737	$ 37,354,530	$ 203,340,267
At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Hedged International Developed Equity Index Fund	$2,824,447	$—	$—	$427,595,971	$(20,472,392)	$409,948,026
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,335,155,622	$429,822,401	$—	$429,822,401
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from May 29, 2015 (commencement of operations) through December 31, 2015, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,083.10	$1.05	$1,024.20	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2019.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2019:
Amount
State Street Hedged International Developed Equity Index Fund	$34,506,395
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$7,258,079
The amount of foreign source income earned on the Fund during the year ended December 31, 2019 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$116,741,379
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

26

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Portfolio was 22.11%, and the Index was 22.01%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance for the Reporting Period. The Portfolio’s performance was driven by progress on US and China trade relations, accommodative monetary policy and progress in the UK regarding Brexit. In the first calendar quarter of the Reporting Period, positive factors such as optimism about progress in trade talks between the US and China, a strong earnings season, an accommodative Federal Reserve and a deal to temporarily reopen the US government helped performance and offset negative factors such as geopolitical tensions between India and Pakistan, Brexit and slowing economic growth. The second quarter of the Reporting Period had also had positive performance driven by dovish comments from central banks, a trade deal between the US and Mexico, and strong earnings data and despite concerns about global trade, Brexit and tensions with Iran. Performance in the third quarter was negative on the back of weak macroeconomic data, escalating trade hostilities between the US and China, unrest in the Middle East and a strong dollar. Performance in the fourth quarter was positive and driven by a partial trade agreement between the US and China, a new Brexit deal between the UK and EU, a strong earnings season and interest rate cuts in the US despite geopolitical concerns like North Korea’s test-firing of ballistic missiles and China threatening to retaliate against the US for supporting Hong Kong protesters.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio ’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were Glencore plc, Swedbank AB Class A, and Nokia Oyj.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street International Developed Equity Index Portfolio	22.11%	8.09%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	22.01%	8.10%

*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2019

Description	Market Value	% of Net Assets
Nestle SA	79,514,424	2.1%
Roche Holding AG	56,287,179	1.5
Novartis AG	50,382,572	1.3
Toyota Motor Corp.	40,083,697	1.1
HSBC Holdings PLC	39,148,851	1.1
TOTAL	265,416,723	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Banks	10.4%
Pharmaceuticals	8.7
Insurance	5.7
Food	4.9
Oil & Gas	4.7
TOTAL	34.4%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.8%
AGL Energy, Ltd.	168,878	$ 2,437,174
Alumina, Ltd.	579,490	936,911
AMP, Ltd.	892,260	1,201,115
APA Group	297,145	2,318,547
Aristocrat Leisure, Ltd.	145,695	3,448,358
ASX, Ltd.	47,442	2,614,923
Aurizon Holdings, Ltd.	507,008	1,863,979
AusNet Services	539,911	645,202
Australia & New Zealand Banking Group, Ltd.	692,108	11,982,924
Bendigo & Adelaide Bank, Ltd.	116,926	803,849
BHP Group PLC	523,368	12,319,125
BHP Group, Ltd.	720,287	19,706,202
BlueScope Steel, Ltd.	128,543	1,360,811
Boral, Ltd.	278,445	876,884
Brambles, Ltd.	401,036	3,303,965
Caltex Australia, Ltd.	61,250	1,461,741
Challenger, Ltd.	131,897	750,081
CIMIC Group, Ltd.	24,790	577,502
Coca-Cola Amatil, Ltd.	124,122	965,002
Cochlear, Ltd.	14,876	2,350,021
Coles Group, Ltd.	278,524	2,905,501
Commonwealth Bank of Australia	436,597	24,521,783
Computershare, Ltd.	127,081	1,498,984
Crown Resorts, Ltd.	91,949	776,273
CSL, Ltd.	111,851	21,681,817
Dexus REIT	281,105	2,311,953
Flight Centre Travel Group, Ltd. (a)	14,844	459,748
Fortescue Metals Group, Ltd.	352,725	2,650,565
Goodman Group REIT	402,262	3,780,637
GPT Group REIT	481,330	1,894,766
Harvey Norman Holdings, Ltd. (a)	169,194	484,065
Incitec Pivot, Ltd.	390,151	872,136
Insurance Australia Group, Ltd.	579,092	3,118,178
LendLease Group Stapled Security (a)	134,854	1,668,403
Macquarie Group, Ltd.	79,526	7,706,203
Magellan Financial Group, Ltd.	32,572	1,303,955
Medibank Pvt, Ltd.	644,191	1,430,956
Mirvac Group REIT	962,862	2,152,364
National Australia Bank, Ltd.	709,988	12,292,492
Newcrest Mining, Ltd.	189,169	4,022,535
Oil Search, Ltd.	353,144	1,799,759
Orica, Ltd.	89,224	1,378,586
Origin Energy, Ltd.	450,630	2,676,710
Qantas Airways, Ltd.	178,931	894,293
QBE Insurance Group, Ltd.	329,690	2,985,013
Ramsay Health Care, Ltd.	41,132	2,097,114
REA Group, Ltd.	13,915	1,013,369
Santos, Ltd.	444,145	2,553,892
Scentre Group REIT	1,344,493	3,619,777
Security Description	Shares	Value
SEEK, Ltd.	79,431	$ 1,259,103
Sonic Healthcare, Ltd.	111,593	2,255,274
South32, Ltd.	1,269,043	2,408,600
Stockland REIT	562,237	1,825,938
Suncorp Group, Ltd.	319,478	2,910,519
Sydney Airport Stapled Security	259,881	1,582,038
Tabcorp Holdings, Ltd.	519,729	1,655,006
Telstra Corp., Ltd.	1,065,564	2,651,596
TPG Telecom, Ltd.	98,984	466,887
Transurban Group Stapled Security	658,525	6,901,992
Treasury Wine Estates, Ltd.	180,891	2,065,035
Vicinity Centres REIT	761,248	1,332,447
Washington H Soul Pattinson & Co., Ltd.	28,102	424,718
Wesfarmers, Ltd.	278,610	8,108,146
Westpac Banking Corp.	863,209	14,702,592
WiseTech Global, Ltd. (a)	35,073	576,177
Woodside Petroleum, Ltd.	229,646	5,549,953
Woolworths Group, Ltd.	312,973	7,955,360
Worley, Ltd.	79,653	857,239
		253,964,763
AUSTRIA — 0.2%
ANDRITZ AG	17,424	751,044
Erste Group Bank AG	71,957	2,710,698
OMV AG	34,411	1,934,407
Raiffeisen Bank International AG	34,387	864,240
Verbund AG	15,343	770,535
Voestalpine AG	26,238	732,180
		7,763,104
BELGIUM — 1.0%
Ageas	42,731	2,526,824
Anheuser-Busch InBev SA	186,306	15,205,725
Colruyt SA	13,634	711,337
Galapagos NV (b)	10,623	2,223,884
Groupe Bruxelles Lambert SA	18,967	2,000,451
KBC Group NV	60,638	4,564,515
Proximus SADP	40,640	1,164,181
Solvay SA	17,373	2,014,472
Telenet Group Holding NV	10,840	487,446
UCB SA	32,204	2,562,962
Umicore SA	48,894	2,379,748
		35,841,545
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,146,821
CHINA — 0.1%
BeiGene, Ltd. ADR (a)(b)	9,000	1,491,840
BOC Hong Kong Holdings, Ltd.	926,500	3,216,436
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	479,768
		5,188,044
DENMARK — 1.8%
AP Moller - Maersk A/S Class A	887	1,203,186

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
AP Moller - Maersk A/S Class B	1,657	$ 2,391,536
Carlsberg A/S Class B	26,887	4,013,865
Chr. Hansen Holding A/S	26,096	2,075,293
Coloplast A/S Class B	28,393	3,524,707
Danske Bank A/S	158,109	2,560,335
Demant A/S (a)(b)	26,000	819,408
DSV Panalpina A/S	54,280	6,260,505
Genmab A/S (b)	16,082	3,579,012
H Lundbeck A/S	15,024	574,148
ISS A/S	38,781	931,222
Novo Nordisk A/S Class B	432,643	25,128,649
Novozymes A/S Class B	53,917	2,640,370
Orsted A/S (d)	46,688	4,832,212
Pandora A/S	25,242	1,098,863
Tryg A/S	27,932	828,687
Vestas Wind Systems A/S	45,590	4,610,363
		67,072,361
FINLAND — 1.1%
Elisa Oyj	34,462	1,905,166
Fortum Oyj	108,598	2,681,826
Kone Oyj Class B	83,754	5,479,126
Metso Oyj (a)	26,240	1,036,205
Neste Oyj	103,443	3,601,879
Nokia Oyj (a)	1,378,044	5,098,430
Nokian Renkaat Oyj	32,627	938,668
Nordea Bank Abp	810,322	6,547,637
Orion Oyj Class B	24,454	1,132,845
Sampo Oyj Class A	109,563	4,785,324
Stora Enso Oyj Class R	149,182	2,171,076
UPM-Kymmene Oyj	130,503	4,527,992
Wartsila OYJ Abp	104,158	1,151,635
		41,057,809
FRANCE — 11.0%
Accor SA	42,977	2,014,089
Aeroports de Paris	7,865	1,554,692
Air Liquide SA	116,774	16,542,139
Airbus SE	143,453	21,010,662
Alstom SA	48,182	2,283,979
Amundi SA (d)	16,165	1,268,350
Arkema SA	18,001	1,913,519
Atos SE	25,458	2,123,812
AXA SA	480,350	13,539,127
BioMerieux	10,343	921,254
BNP Paribas SA	277,934	16,481,944
Bollore SA (e)	199,792	872,396
Bollore SA (b)(e)	1,161	4,944
Bouygues SA	56,992	2,423,316
Bureau Veritas SA	73,174	1,910,525
Capgemini SE	39,086	4,777,880
Carrefour SA	146,367	2,456,238
Casino Guichard Perrachon SA (a)	13,917	651,430
Cie de Saint-Gobain	121,676	4,985,216
Cie Generale des Etablissements Michelin SCA	41,913	5,132,863
Security Description	Shares	Value
CNP Assurances	47,490	$ 945,142
Covivio REIT	11,359	1,290,348
Credit Agricole SA	288,892	4,191,334
Danone SA	152,833	12,677,912
Dassault Aviation SA	605	794,561
Dassault Systemes SE	32,954	5,421,009
Edenred	58,747	3,039,994
Eiffage SA	20,205	2,313,370
Electricite de France SA	148,104	1,650,497
Engie SA	448,423	7,248,306
EssilorLuxottica SA	70,280	10,713,162
Eurazeo SE	11,024	754,841
Eutelsat Communications SA (a)	41,976	682,740
Faurecia SE	19,469	1,049,645
Gecina SA REIT	11,847	2,122,401
Getlink SE	112,207	1,953,520
Hermes International	7,922	5,924,144
ICADE REIT	8,381	913,014
Iliad SA (a)	7,398	959,556
Ingenico Group SA	15,284	1,660,728
Ipsen SA	9,549	846,781
JCDecaux SA	19,153	590,799
Kering SA	18,860	12,388,883
Klepierre SA REIT	47,094	1,789,412
Legrand SA	65,644	5,352,504
L'Oreal SA	62,152	18,418,115
LVMH Moet Hennessy Louis Vuitton SE	68,784	31,980,384
Natixis SA	222,855	990,112
Orange SA	489,495	7,208,888
Pernod Ricard SA	52,719	9,432,822
Peugeot SA	147,984	3,538,185
Publicis Groupe SA	55,765	2,526,382
Remy Cointreau SA	5,928	728,632
Renault SA	47,770	2,261,768
Safran SA	80,969	12,510,687
Sanofi	279,008	28,067,760
Sartorius Stedim Biotech	6,864	1,138,004
Schneider Electric SE	136,847	14,055,378
SCOR SE	41,578	1,746,439
SEB SA	6,268	931,544
Societe Generale SA	198,579	6,913,393
Sodexo SA	21,311	2,527,316
Suez	89,128	1,349,122
Teleperformance	14,830	3,618,986
Thales SA	26,547	2,757,003
TOTAL SA	591,302	32,655,821
Ubisoft Entertainment SA (b)	20,143	1,392,355
Unibail-Rodamco-Westfield	73,380	577,208
Unibail-Rodamco-Westfield REIT	30,850	4,870,584
Valeo SA	61,829	2,179,949
Veolia Environnement SA	133,452	3,551,753
Vinci SA	126,179	14,021,951
Vivendi SA	209,186	6,062,825
Wendel SA	7,128	948,139

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Worldline SA (b)(d)	26,282	$ 1,863,022
		410,967,505
GERMANY — 8.6%
adidas AG	44,635	14,519,781
Allianz SE	105,109	25,767,880
Aroundtown SA	230,810	2,068,528
BASF SE	226,757	17,142,906
Bayer AG	230,224	18,816,021
Bayerische Motoren Werke AG	81,600	6,699,328
Bayerische Motoren Werke AG Preference Shares	13,069	807,581
Beiersdorf AG	25,058	2,999,808
Brenntag AG	39,729	2,162,004
Carl Zeiss Meditec AG	10,275	1,311,380
Commerzbank AG	242,433	1,501,346
Continental AG	27,756	3,591,052
Covestro AG (d)	43,724	2,034,373
Daimler AG	226,121	12,531,128
Delivery Hero SE (b)(d)	28,152	2,229,739
Deutsche Bank AG	495,723	3,848,956
Deutsche Boerse AG	46,650	7,338,899
Deutsche Lufthansa AG	64,206	1,182,688
Deutsche Post AG	245,596	9,375,924
Deutsche Telekom AG	824,792	13,489,323
Deutsche Wohnen SE	90,521	3,700,628
E.ON SE	563,788	6,027,280
Evonik Industries AG	46,539	1,421,451
Fraport AG Frankfurt Airport Services Worldwide	10,591	900,902
Fresenius Medical Care AG & Co. KGaA	52,340	3,875,257
Fresenius SE & Co. KGaA	102,460	5,771,267
Fuchs Petrolub SE Preference Shares	16,051	795,641
GEA Group AG	40,937	1,354,658
Hannover Rueck SE	15,442	2,986,586
HeidelbergCement AG	37,100	2,705,242
Henkel AG & Co. KGaA Preference Shares	44,743	4,630,652
Henkel AG & Co. KGaA	26,031	2,454,462
HOCHTIEF AG	6,344	809,673
Infineon Technologies AG	308,306	7,028,749
KION Group AG	16,364	1,130,770
Knorr-Bremse AG	12,094	1,231,977
Lanxess AG	20,021	1,344,368
Merck KGaA	32,599	3,855,005
METRO AG	46,138	743,185
MTU Aero Engines AG	12,873	3,678,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,957	10,615,131
Porsche Automobil Holding SE Preference Shares	38,236	2,860,181
Puma SE	21,755	1,669,105
RWE AG	146,978	4,512,278
SAP SE	243,124	32,836,118
Security Description	Shares	Value
Sartorius AG Preference Shares	8,674	$ 1,857,736
Siemens AG	189,461	24,784,547
Siemens Healthineers AG (d)	36,386	1,748,909
Symrise AG	32,823	3,455,949
Telefonica Deutschland Holding AG	202,170	586,402
Thyssenkrupp AG	100,059	1,352,287
TUI AG	110,526	1,396,548
Uniper SE	49,780	1,648,960
United Internet AG	30,546	1,003,949
Volkswagen AG	7,916	1,539,449
Volkswagen AG Preference Shares	45,529	9,006,971
Vonovia SE	128,514	6,924,331
Wirecard AG (a)	28,864	3,482,981
Zalando SE (b)(d)	35,450	1,797,830
		318,945,014
HONG KONG — 3.3%
AIA Group, Ltd.	2,976,600	31,248,990
ASM Pacific Technology, Ltd.	81,800	1,134,857
Bank of East Asia, Ltd.	350,839	783,464
Budweiser Brewing Co. APAC, Ltd. (b)(d)	291,400	983,575
CK Asset Holdings, Ltd.	624,679	4,509,638
CK Hutchison Holdings, Ltd.	665,500	6,345,985
CK Infrastructure Holdings, Ltd.	156,000	1,110,167
CLP Holdings, Ltd.	394,000	4,141,354
Dairy Farm International Holdings, Ltd.	77,000	439,670
Galaxy Entertainment Group, Ltd.	541,000	3,985,395
Hang Lung Properties, Ltd.	486,000	1,066,583
Hang Seng Bank, Ltd.	188,700	3,899,061
Henderson Land Development Co., Ltd.	339,436	1,666,294
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	618,990	610,108
HKT Trust & HKT, Ltd.	937,000	1,320,396
Hong Kong & China Gas Co., Ltd.	2,492,785	4,869,246
Hong Kong Exchanges & Clearing, Ltd.	290,805	9,442,448
Hongkong Land Holdings, Ltd.	277,400	1,595,050
Jardine Matheson Holdings, Ltd.	55,100	3,063,560
Jardine Strategic Holdings, Ltd.	52,400	1,606,060
Kerry Properties, Ltd.	146,000	463,757
Link REIT	516,000	5,463,436
Melco Resorts & Entertainment, Ltd. ADR	55,923	1,351,659
MTR Corp., Ltd.	385,601	2,278,925
New World Development Co., Ltd.	1,463,077	2,005,398
NWS Holdings, Ltd.	356,810	500,060
PCCW, Ltd.	1,072,000	634,246
Power Assets Holdings, Ltd.	334,500	2,446,996

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Sands China, Ltd.	609,600	$ 3,258,533
Sino Land Co., Ltd.	803,387	1,167,168
SJM Holdings, Ltd.	457,000	520,238
Sun Hung Kai Properties, Ltd.	393,000	6,017,210
Swire Pacific, Ltd. Class A	116,500	1,082,497
Swire Properties, Ltd.	280,600	930,916
Techtronic Industries Co., Ltd.	344,000	2,805,667
Vitasoy International Holdings, Ltd. (a)	172,000	623,604
WH Group, Ltd. (d)	2,323,309	2,400,297
Wharf Real Estate Investment Co., Ltd.	312,000	1,904,002
Wheelock & Co., Ltd.	199,000	1,326,786
Yue Yuen Industrial Holdings, Ltd.	212,500	627,262
		121,630,558
IRELAND — 0.7%
AerCap Holdings NV (b)	32,314	1,986,342
AIB Group PLC	205,023	714,809
Bank of Ireland Group PLC	229,848	1,259,577
CRH PLC	195,072	7,810,596
Flutter Entertainment PLC	19,452	2,365,807
James Hardie Industries PLC	114,006	2,233,517
Kerry Group PLC Class A	38,390	4,787,605
Kingspan Group PLC	36,131	2,208,330
Smurfit Kappa Group PLC	57,747	2,220,767
		25,587,350
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	781,844
Bank Hapoalim BM	275,519	2,285,356
Bank Leumi Le-Israel BM	360,144	2,621,315
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,274,430
CyberArk Software, Ltd. (b)	9,300	1,084,194
Elbit Systems, Ltd.	6,111	951,150
Israel Chemicals, Ltd.	162,743	765,655
Israel Discount Bank, Ltd. Class A	293,896	1,362,268
Mizrahi Tefahot Bank, Ltd.	33,833	901,169
Nice, Ltd. (b)	15,007	2,327,084
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	140,328	1,375,214
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,169,132
Wix.com, Ltd. (b)	11,300	1,382,894
		20,281,705
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,603,164
Atlantia SpA	121,076	2,825,522
Davide Campari-Milano SpA	154,038	1,407,468
Enel SpA	2,011,023	15,964,137
Eni SpA	631,561	9,815,802
Ferrari NV	30,117	4,999,954
FinecoBank Banca Fineco SpA	157,778	1,893,260
Intesa Sanpaolo SpA	3,639,082	9,593,312
Security Description	Shares	Value
Leonardo SpA	97,959	$ 1,149,071
Mediobanca Banca di Credito Finanziario SpA	161,856	1,783,040
Moncler SpA	44,149	1,985,758
Pirelli & C SpA (d)	116,150	670,144
Poste Italiane SpA (d)	124,750	1,417,122
Prysmian SpA	57,950	1,397,900
Recordati SpA	27,399	1,155,479
Snam SpA	498,041	2,619,712
Telecom Italia SpA (b)(e)	2,204,493	1,376,835
Telecom Italia SpA (b)(e)	1,626,518	996,503
Terna Rete Elettrica Nazionale SpA	362,156	2,420,420
UniCredit SpA	498,769	7,289,481
		76,364,084
JAPAN — 24.2%
ABC-Mart, Inc.	8,800	602,457
Acom Co., Ltd.	91,400	417,997
Advantest Corp.	50,100	2,839,807
Aeon Co., Ltd.	166,500	3,455,631
AEON Financial Service Co., Ltd.	30,100	478,332
Aeon Mall Co., Ltd.	24,100	429,775
AGC, Inc.	43,200	1,562,236
Air Water, Inc.	34,400	506,464
Aisin Seiki Co., Ltd.	38,100	1,426,888
Ajinomoto Co., Inc.	111,700	1,865,521
Alfresa Holdings Corp.	45,600	934,868
Alps Alpine Co., Ltd.	51,600	1,183,227
Amada Holdings Co., Ltd.	91,300	1,050,150
ANA Holdings, Inc.	28,500	955,114
Aozora Bank, Ltd.	27,800	739,543
Asahi Group Holdings, Ltd.	88,200	4,044,174
Asahi Intecc Co., Ltd.	51,400	1,513,504
Asahi Kasei Corp.	319,200	3,624,502
Astellas Pharma, Inc.	461,900	7,948,038
Bandai Namco Holdings, Inc.	49,700	3,032,535
Bank of Kyoto, Ltd.	12,500	540,603
Benesse Holdings, Inc.	20,100	531,561
Bridgestone Corp. (a)	140,900	5,276,862
Brother Industries, Ltd.	53,900	1,126,357
Calbee, Inc.	20,900	683,685
Canon, Inc. (a)	244,600	6,721,858
Casio Computer Co., Ltd.	43,400	874,989
Central Japan Railway Co.	35,400	7,166,322
Chiba Bank, Ltd.	134,000	780,511
Chubu Electric Power Co., Inc.	157,700	2,236,895
Chugai Pharmaceutical Co., Ltd.	55,300	5,129,275
Chugoku Electric Power Co., Inc. (a)	66,300	872,409
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	747,349
Concordia Financial Group, Ltd.	287,400	1,195,351
Credit Saison Co., Ltd.	39,200	685,707
CyberAgent, Inc.	25,800	905,700
Dai Nippon Printing Co., Ltd.	58,000	1,579,756

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Daicel Corp.	63,200	$ 610,046
Daifuku Co., Ltd.	24,400	1,495,321
Dai-ichi Life Holdings, Inc.	260,200	4,349,237
Daiichi Sankyo Co., Ltd.	140,300	9,331,386
Daikin Industries, Ltd.	60,800	8,643,754
Daito Trust Construction Co., Ltd.	18,300	2,269,924
Daiwa House Industry Co., Ltd.	137,700	4,295,404
Daiwa House REIT Investment Corp.	466	1,216,081
Daiwa Securities Group, Inc.	376,300	1,914,828
Denso Corp.	109,300	4,994,560
Dentsu, Inc.	56,000	1,945,250
Disco Corp.	6,500	1,549,114
East Japan Railway Co.	74,600	6,767,028
Eisai Co., Ltd.	62,600	4,725,746
Electric Power Development Co., Ltd.	35,600	867,110
FamilyMart Co., Ltd.	65,500	1,582,126
FANUC Corp.	47,500	8,885,898
Fast Retailing Co., Ltd.	14,600	8,732,459
Fuji Electric Co., Ltd.	30,600	941,863
FUJIFILM Holdings Corp.	90,400	4,350,513
Fujitsu, Ltd.	47,900	4,526,644
Fukuoka Financial Group, Inc.	40,900	792,220
GMO Payment Gateway, Inc.	10,800	743,354
Hakuhodo DY Holdings, Inc.	55,500	902,912
Hamamatsu Photonics KK	36,900	1,526,253
Hankyu Hanshin Holdings, Inc.	57,700	2,484,803
Hikari Tsushin, Inc.	4,900	1,236,779
Hino Motors, Ltd.	63,000	673,623
Hirose Electric Co., Ltd.	8,010	1,034,095
Hisamitsu Pharmaceutical Co., Inc.	13,200	649,827
Hitachi Chemical Co., Ltd.	25,300	1,065,079
Hitachi Construction Machinery Co., Ltd.	24,800	749,648
Hitachi High-Technologies Corp.	15,800	1,125,300
Hitachi Metals, Ltd.	57,400	851,955
Hitachi, Ltd.	236,800	10,079,934
Honda Motor Co., Ltd.	404,000	11,520,552
Hoshizaki Corp.	14,400	1,290,600
Hoya Corp.	94,900	9,125,420
Hulic Co., Ltd.	68,000	823,446
Idemitsu Kosan Co., Ltd.	48,540	1,353,358
IHI Corp.	34,800	824,248
Iida Group Holdings Co., Ltd.	35,900	633,928
Inpex Corp.	262,100	2,740,986
Isetan Mitsukoshi Holdings, Ltd.	80,300	727,078
Isuzu Motors, Ltd.	128,900	1,540,751
ITOCHU Corp.	334,200	7,794,156
Itochu Techno-Solutions Corp.	22,200	628,157
J Front Retailing Co., Ltd.	52,200	734,907
Japan Airlines Co., Ltd.	28,300	884,611
Japan Airport Terminal Co., Ltd.	12,400	694,879
Japan Exchange Group, Inc.	128,900	2,289,183
Security Description	Shares	Value
Japan Post Bank Co., Ltd.	90,900	$ 878,261
Japan Post Holdings Co., Ltd.	389,800	3,680,099
Japan Post Insurance Co., Ltd.	55,100	944,064
Japan Prime Realty Investment Corp. REIT	191	837,465
Japan Real Estate Investment Corp. REIT	325	2,153,209
Japan Retail Fund Investment Corp. REIT	633	1,358,904
Japan Tobacco, Inc. (a)	297,900	6,667,971
JFE Holdings, Inc.	114,700	1,489,227
JGC Holdings Corp.	49,900	805,839
JSR Corp.	42,300	783,139
JTEKT Corp.	49,700	594,982
JXTG Holdings, Inc.	811,800	3,719,303
Kajima Corp.	116,200	1,558,957
Kakaku.com, Inc.	33,100	850,686
Kamigumi Co., Ltd.	24,000	529,800
Kansai Electric Power Co., Inc.	180,800	2,103,718
Kansai Paint Co., Ltd.	47,600	1,172,535
Kao Corp.	119,000	9,882,448
Kawasaki Heavy Industries, Ltd.	33,000	731,208
KDDI Corp.	435,500	13,035,947
Keihan Holdings Co., Ltd.	23,800	1,160,709
Keikyu Corp.	55,000	1,067,863
Keio Corp.	26,300	1,599,660
Keisei Electric Railway Co., Ltd.	33,100	1,291,410
Keyence Corp.	45,000	15,937,888
Kikkoman Corp.	37,100	1,833,237
Kintetsu Group Holdings Co., Ltd.	44,000	2,396,871
Kirin Holdings Co., Ltd.	199,800	4,394,037
Kobayashi Pharmaceutical Co., Ltd.	13,300	1,134,493
Koito Manufacturing Co., Ltd.	27,200	1,276,467
Komatsu, Ltd.	230,000	5,591,534
Konami Holdings Corp.	23,100	953,333
Konica Minolta, Inc.	111,800	733,503
Kose Corp.	8,700	1,280,883
Kubota Corp.	265,300	4,213,552
Kuraray Co., Ltd.	75,800	928,363
Kurita Water Industries, Ltd.	23,800	712,850
Kyocera Corp.	77,800	5,354,902
Kyowa Kirin Co., Ltd.	59,900	1,418,198
Kyushu Electric Power Co., Inc.	101,200	880,000
Kyushu Railway Co.	42,600	1,430,780
Lawson, Inc.	12,000	683,506
LINE Corp. (b)	16,600	817,207
Lion Corp.	51,200	1,001,150
LIXIL Group Corp.	68,900	1,197,627
M3, Inc.	110,600	3,363,543
Makita Corp.	57,800	2,026,391
Marubeni Corp.	375,300	2,799,339
Marui Group Co., Ltd.	48,700	1,195,598
Maruichi Steel Tube, Ltd.	16,600	470,467
Mazda Motor Corp.	149,000	1,286,055

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
McDonald's Holdings Co. Japan, Ltd.	16,000	$ 771,475
Mebuki Financial Group, Inc.	259,300	668,084
Medipal Holdings Corp.	46,300	1,028,037
MEIJI Holdings Co., Ltd.	27,500	1,867,495
Mercari, Inc. (b)	17,200	353,734
MINEBEA MITSUMI, Inc.	90,300	1,892,000
MISUMI Group, Inc.	67,100	1,680,664
Mitsubishi Chemical Holdings Corp.	322,600	2,426,736
Mitsubishi Corp.	337,300	9,000,874
Mitsubishi Electric Corp.	453,600	6,254,609
Mitsubishi Estate Co., Ltd.	294,300	5,658,522
Mitsubishi Gas Chemical Co., Inc.	35,900	552,994
Mitsubishi Heavy Industries, Ltd.	77,300	3,021,582
Mitsubishi Materials Corp.	28,100	769,760
Mitsubishi Motors Corp.	149,700	630,896
Mitsubishi Tanabe Pharma Corp.	61,500	1,136,342
Mitsubishi UFJ Financial Group, Inc.	3,027,400	16,524,994
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	746,440
Mitsui & Co., Ltd.	406,900	7,286,196
Mitsui Chemicals, Inc.	42,100	1,038,215
Mitsui Fudosan Co., Ltd.	222,100	5,460,789
Mitsui OSK Lines, Ltd.	27,400	762,687
Mizuho Financial Group, Inc.	6,017,300	9,318,717
MonotaRO Co., Ltd.	28,200	758,487
MS&AD Insurance Group Holdings, Inc.	114,200	3,794,582
Murata Manufacturing Co., Ltd.	142,900	8,870,517
Nabtesco Corp. (a)	31,100	934,359
Nagoya Railroad Co., Ltd.	44,300	1,381,891
NEC Corp.	60,700	2,524,628
Nexon Co., Ltd. (b)	121,400	1,619,784
NGK Insulators, Ltd.	65,800	1,152,824
NGK Spark Plug Co., Ltd.	36,100	708,879
NH Foods, Ltd.	21,000	871,498
Nidec Corp.	54,600	7,538,744
Nikon Corp.	75,900	938,667
Nintendo Co., Ltd.	27,600	11,166,984
Nippon Building Fund, Inc. REIT	324	2,370,186
Nippon Express Co., Ltd.	19,100	1,128,337
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,873,513
Nippon Prologis REIT, Inc.	499	1,269,138
Nippon Shinyaku Co., Ltd.	11,200	975,974
Nippon Steel Corp.	205,500	3,127,647
Nippon Telegraph & Telephone Corp.	316,000	8,016,674
Nippon Yusen KK	36,900	672,638
Nissan Chemical Corp.	33,100	1,399,535
Nissan Motor Co., Ltd.	585,900	3,429,409
Nisshin Seifun Group, Inc.	46,800	820,803
Security Description	Shares	Value
Nissin Foods Holdings Co., Ltd.	14,700	$ 1,098,357
Nitori Holdings Co., Ltd.	19,900	3,154,152
Nitto Denko Corp.	40,000	2,274,672
Nomura Holdings, Inc.	803,700	4,166,594
Nomura Real Estate Holdings, Inc.	31,100	749,777
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,823,978
Nomura Research Institute, Ltd.	86,600	1,863,085
NSK, Ltd.	92,100	882,228
NTT Data Corp.	149,600	2,019,445
NTT DOCOMO, Inc.	332,900	9,306,190
Obayashi Corp.	166,800	1,867,914
Obic Co., Ltd.	16,800	2,281,739
Odakyu Electric Railway Co., Ltd.	69,000	1,619,683
Oji Holdings Corp.	230,700	1,263,092
Olympus Corp.	284,400	4,420,075
Omron Corp.	48,500	2,865,148
Ono Pharmaceutical Co., Ltd.	98,100	2,258,534
Oracle Corp. Japan	9,900	906,418
Oriental Land Co., Ltd.	49,600	6,791,332
ORIX Corp.	327,500	5,457,580
Orix JREIT, Inc.	642	1,390,040
Osaka Gas Co., Ltd.	96,000	1,847,122
Otsuka Corp.	27,800	1,119,163
Otsuka Holdings Co., Ltd.	94,200	4,232,607
Pan Pacific International Holdings Corp.	106,800	1,779,754
Panasonic Corp.	536,300	5,080,477
Park24 Co., Ltd.	25,300	621,355
PeptiDream, Inc. (b)	23,400	1,205,797
Persol Holdings Co., Ltd.	41,200	777,559
Pigeon Corp. (a)	30,500	1,126,823
Pola Orbis Holdings, Inc.	20,800	500,310
Rakuten, Inc. (a)	205,900	1,771,488
Recruit Holdings Co., Ltd.	336,000	12,673,237
Renesas Electronics Corp. (b)	191,400	1,320,911
Resona Holdings, Inc.	528,500	2,329,436
Ricoh Co., Ltd.	175,200	1,921,678
Rinnai Corp.	7,700	605,797
Rohm Co., Ltd.	22,600	1,825,885
Ryohin Keikaku Co., Ltd.	63,000	1,481,739
Sankyo Co., Ltd.	9,200	306,878
Santen Pharmaceutical Co., Ltd.	91,100	1,748,651
SBI Holdings, Inc.	59,200	1,261,081
Secom Co., Ltd.	51,700	4,651,216
Sega Sammy Holdings, Inc.	45,300	659,856
Seibu Holdings, Inc.	48,100	794,474
Seiko Epson Corp.	74,900	1,140,644
Sekisui Chemical Co., Ltd.	94,900	1,662,660
Sekisui House, Ltd.	155,600	3,341,087
Seven & i Holdings Co., Ltd.	186,900	6,884,386
Seven Bank, Ltd.	126,400	416,390
SG Holdings Co., Ltd.	36,900	835,279
Sharp Corp. (a)	55,600	862,075

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Shimadzu Corp.	57,500	$ 1,820,106
Shimamura Co., Ltd.	5,100	390,449
Shimano, Inc.	17,800	2,910,568
Shimizu Corp.	150,400	1,544,480
Shin-Etsu Chemical Co., Ltd.	89,000	9,876,605
Shinsei Bank, Ltd.	42,900	661,215
Shionogi & Co., Ltd.	65,400	4,072,342
Shiseido Co., Ltd.	97,500	6,981,781
Shizuoka Bank, Ltd.	100,700	757,972
Showa Denko KK (a)	31,900	850,960
SMC Corp.	14,200	6,571,134
Softbank Corp.	410,200	5,508,966
SoftBank Group Corp.	389,200	17,032,760
Sohgo Security Services Co., Ltd.	19,700	1,073,145
Sompo Holdings, Inc.	81,300	3,216,839
Sony Corp.	312,500	21,281,919
Sony Financial Holdings, Inc.	41,600	1,005,979
Square Enix Holdings Co., Ltd.	22,500	1,124,224
Stanley Electric Co., Ltd.	33,600	983,188
Subaru Corp.	154,100	3,847,714
SUMCO Corp. (a)	64,500	1,083,754
Sumitomo Chemical Co., Ltd.	364,100	1,668,478
Sumitomo Corp.	296,900	4,436,767
Sumitomo Dainippon Pharma Co., Ltd.	37,000	725,190
Sumitomo Electric Industries, Ltd.	192,400	2,924,728
Sumitomo Heavy Industries, Ltd.	26,400	760,359
Sumitomo Metal Mining Co., Ltd.	59,600	1,943,615
Sumitomo Mitsui Financial Group, Inc.	329,100	12,228,257
Sumitomo Mitsui Trust Holdings, Inc.	82,900	3,308,372
Sumitomo Realty & Development Co., Ltd.	81,900	2,872,812
Sumitomo Rubber Industries, Ltd. (a)	36,000	442,899
Sundrug Co., Ltd.	16,700	607,762
Suntory Beverage & Food, Ltd.	35,700	1,493,043
Suzuken Co., Ltd.	17,400	714,893
Suzuki Motor Corp.	92,700	3,895,660
Sysmex Corp.	40,500	2,776,025
T&D Holdings, Inc.	141,700	1,818,923
Taiheiyo Cement Corp.	29,800	881,592
Taisei Corp.	49,900	2,086,915
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	604,472
Taiyo Nippon Sanso Corp.	34,900	779,730
Takeda Pharmaceutical Co., Ltd.	367,517	14,649,953
TDK Corp.	32,400	3,693,913
Teijin, Ltd.	40,800	767,757
Terumo Corp.	159,400	5,698,357
THK Co., Ltd.	33,400	912,180
Tobu Railway Co., Ltd.	49,200	1,790,531
Security Description	Shares	Value
Toho Co., Ltd.	29,700	$ 1,242,112
Toho Gas Co., Ltd.	17,900	734,612
Tohoku Electric Power Co., Inc.	100,500	1,000,607
Tokio Marine Holdings, Inc.	159,500	8,980,727
Tokyo Century Corp.	9,800	527,536
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,611,026
Tokyo Electron, Ltd.	39,000	8,585,921
Tokyo Gas Co., Ltd.	96,900	2,364,208
Tokyu Corp.	127,500	2,368,737
Tokyu Fudosan Holdings Corp.	158,700	1,102,540
Toppan Printing Co., Ltd.	72,500	1,508,374
Toray Industries, Inc.	352,600	2,404,526
Toshiba Corp.	128,400	4,377,474
Tosoh Corp.	70,500	1,099,586
TOTO, Ltd.	33,300	1,421,781
Toyo Seikan Group Holdings, Ltd.	37,200	646,957
Toyo Suisan Kaisha, Ltd.	23,100	984,155
Toyoda Gosei Co., Ltd.	16,800	424,348
Toyota Industries Corp.	37,800	2,201,739
Toyota Motor Corp.	564,700	40,083,697
Toyota Tsusho Corp.	55,400	1,967,739
Trend Micro, Inc.	31,700	1,633,494
Tsuruha Holdings, Inc.	9,800	1,264,283
Unicharm Corp.	100,400	3,418,265
United Urban Investment Corp. REIT	684	1,281,458
USS Co., Ltd.	53,400	1,015,177
Welcia Holdings Co., Ltd.	10,600	677,893
West Japan Railway Co.	39,100	3,396,762
Yakult Honsha Co., Ltd.	28,300	1,570,269
Yamada Denki Co., Ltd.	150,400	799,919
Yamaha Corp.	35,700	1,997,295
Yamaha Motor Co., Ltd. (a)	65,300	1,323,726
Yamato Holdings Co., Ltd.	72,000	1,236,936
Yamazaki Baking Co., Ltd.	30,000	538,026
Yaskawa Electric Corp.	61,800	2,371,346
Yokogawa Electric Corp.	54,700	970,934
Yokohama Rubber Co., Ltd.	29,200	572,581
Z Holdings Corp.	674,400	2,860,809
ZOZO, Inc.	31,900	612,609
		903,094,320
LUXEMBOURG — 0.2%
ArcelorMittal SA	170,046	2,985,691
Eurofins Scientific SE (a)	2,719	1,508,336
Millicom International Cellular SA SDR	18,652	893,841
SES SA	94,603	1,327,398
Tenaris SA	125,773	1,418,860
		8,134,126
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	1,055,633
NETHERLANDS — 4.9%
ABN AMRO Bank NV (d)	108,292	1,971,666

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Adyen NV (a)(b)(d)	2,479	$ 2,034,136
Aegon NV	446,111	2,036,588
Akzo Nobel NV	56,995	5,798,862
Altice Europe NV (b)	165,281	1,066,414
ASML Holding NV	104,855	31,037,407
EXOR NV	26,384	2,045,875
Heineken Holding NV	28,962	2,808,849
Heineken NV	63,788	6,796,462
ING Groep NV	948,553	11,380,051
Koninklijke Ahold Delhaize NV	290,971	7,281,877
Koninklijke DSM NV	44,834	5,842,865
Koninklijke KPN NV	870,982	2,572,268
Koninklijke Philips NV	225,802	11,030,694
Koninklijke Vopak NV	17,144	930,069
NN Group NV	76,003	2,885,297
NXP Semiconductors NV	70,072	8,917,363
Prosus NV (b)	119,543	8,927,458
Randstad NV	28,901	1,766,108
Royal Dutch Shell PLC Class A	1,058,754	31,347,777
Royal Dutch Shell PLC Class B	919,277	27,272,919
Wolters Kluwer NV	68,716	5,015,232
		180,766,237
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	171,718	1,740,060
Auckland International Airport, Ltd.	231,249	1,365,106
Fisher & Paykel Healthcare Corp., Ltd.	147,181	2,204,364
Fletcher Building, Ltd.	197,701	678,899
Mercury NZ, Ltd.	166,846	568,442
Meridian Energy, Ltd.	305,752	1,031,378
Ryman Healthcare, Ltd.	94,456	1,040,625
Spark New Zealand, Ltd.	418,892	1,223,682
		9,852,556
NORWAY — 0.6%
Aker BP ASA	26,570	870,820
DNB ASA	238,601	4,453,082
Equinor ASA	247,660	4,946,267
Gjensidige Forsikring ASA	44,759	938,496
Mowi ASA	111,409	2,893,213
Norsk Hydro ASA	356,213	1,323,136
Orkla ASA	197,667	2,001,122
Schibsted ASA Class B	24,544	703,308
Telenor ASA	174,967	3,135,042
Yara International ASA	41,484	1,724,074
		22,988,560
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	2,825,099
Galp Energia SGPS SA	117,125	1,958,944
Jeronimo Martins SGPS SA	58,599	964,625
		5,748,668
RUSSIA — 0.0% (c)
Evraz PLC	129,609	693,666
Security Description	Shares	Value
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	721,230	$ 1,593,019
CapitaLand Commercial Trust REIT	661,238	978,592
CapitaLand Mall Trust REIT	610,500	1,116,893
CapitaLand, Ltd.	601,400	1,677,202
City Developments, Ltd.	98,700	803,752
ComfortDelGro Corp., Ltd.	544,900	964,461
DBS Group Holdings, Ltd.	439,113	8,451,452
Genting Singapore, Ltd.	1,435,400	982,090
Jardine Cycle & Carriage, Ltd.	24,833	555,887
Keppel Corp., Ltd. (a)	343,700	1,730,449
Mapletree Commercial Trust REIT	493,800	877,687
Oversea-Chinese Banking Corp., Ltd.	803,541	6,561,470
SATS, Ltd.	171,200	644,236
Sembcorp Industries, Ltd.	242,600	413,159
Singapore Airlines, Ltd.	137,500	924,404
Singapore Exchange, Ltd.	191,600	1,262,467
Singapore Press Holdings, Ltd. (a)	397,400	644,281
Singapore Technologies Engineering, Ltd.	369,900	1,083,855
Singapore Telecommunications, Ltd.	1,996,300	5,003,184
Suntec Real Estate Investment Trust	529,400	724,423
United Overseas Bank, Ltd.	314,690	6,180,763
UOL Group, Ltd.	128,632	795,908
Venture Corp., Ltd.	67,800	816,837
Wilmar International, Ltd.	456,600	1,399,020
		46,185,491
SOUTH AFRICA — 0.2%
Anglo American PLC	258,633	7,445,225
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	65,903	2,637,247
Aena SME SA (d)	16,089	3,079,212
Amadeus IT Group SA	107,322	8,770,135
Banco Bilbao Vizcaya Argentaria SA	1,633,890	9,139,025
Banco de Sabadell SA	1,406,161	1,641,552
Banco Santander SA	4,070,560	17,043,122
Bankia SA	304,766	650,845
Bankinter SA	160,926	1,179,936
CaixaBank SA	899,730	2,825,830
Cellnex Telecom SA (d)	63,782	2,747,110
Enagas SA	53,610	1,368,430
Endesa SA	80,722	2,155,622
Ferrovial SA	116,975	3,541,279
Grifols SA	75,632	2,668,309
Iberdrola SA	1,463,754	15,083,320
Industria de Diseno Textil SA	266,701	9,415,241
Mapfre SA	271,207	718,454

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Naturgy Energy Group SA	76,473	$ 1,922,836
Red Electrica Corp. SA	102,890	2,070,229
Repsol SA	353,399	5,525,894
Siemens Gamesa Renewable Energy SA	65,112	1,142,734
Telefonica SA	1,144,700	8,001,229
		103,327,591
SWEDEN — 2.5%
Alfa Laval AB	77,504	1,953,114
Assa Abloy AB Class B	249,451	5,835,859
Atlas Copco AB Class A	165,448	6,603,038
Atlas Copco AB Class B	98,686	3,428,321
Boliden AB	71,106	1,887,592
Electrolux AB Class B	56,183	1,379,810
Epiroc AB Class A	170,887	2,087,472
Epiroc AB Class B	96,382	1,143,378
Essity AB Class B	152,264	4,908,987
Hennes & Mauritz AB Class B (a)	196,431	3,997,006
Hexagon AB Class B	64,581	3,621,925
Husqvarna AB Class B	101,271	811,592
ICA Gruppen AB	22,934	1,071,113
Industrivarden AB Class C	45,559	1,099,426
Investor AB Class B	113,315	6,188,048
Kinnevik AB Class B	58,818	1,438,869
L E Lundbergforetagen AB Class B	17,802	781,603
Lundin Petroleum AB	44,572	1,515,564
Sandvik AB	279,400	5,451,569
Securitas AB Class B	77,801	1,341,834
Skandinaviska Enskilda Banken AB Class A	412,398	3,880,336
Skanska AB Class B	86,703	1,960,787
SKF AB Class B	98,908	2,001,183
Svenska Handelsbanken AB Class A	378,214	4,076,657
Swedbank AB Class A	230,549	3,434,450
Swedish Match AB	40,921	2,110,517
Tele2 AB Class B	126,668	1,838,239
Telefonaktiebolaget LM Ericsson Class B	751,228	6,545,223
Telia Co. AB	662,446	2,848,340
Volvo AB Class B	371,648	6,229,170
		91,471,022
SWITZERLAND — 9.6%
ABB, Ltd.	449,711	10,853,251
Adecco Group AG	38,308	2,421,868
Alcon, Inc. (b)	101,883	5,765,672
Baloise Holding AG	12,003	2,169,180
Barry Callebaut AG	795	1,755,264
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,172,975
Chocoladefabriken Lindt & Spruengli AG (e)	24	2,119,068
Cie Financiere Richemont SA	130,115	10,220,010
Security Description	Shares	Value
Clariant AG	50,343	$ 1,122,950
Coca-Cola HBC AG	49,968	1,697,905
Credit Suisse Group AG	624,676	8,453,946
Dufry AG	11,203	1,110,871
EMS-Chemie Holding AG	2,053	1,349,444
Geberit AG	9,193	5,156,852
Givaudan SA	2,264	7,086,471
Glencore PLC (b)	2,681,656	8,360,869
Julius Baer Group, Ltd.	56,284	2,902,112
Kuehne + Nagel International AG	13,905	2,343,467
LafargeHolcim, Ltd.	123,568	6,852,483
Lonza Group AG	18,360	6,696,703
Nestle SA	734,852	79,514,424
Novartis AG	530,881	50,382,572
Pargesa Holding SA	10,136	842,093
Partners Group Holding AG (a)	4,719	4,324,511
Roche Holding AG	173,585	56,287,179
Schindler Holding AG (e)	10,269	2,610,862
Schindler Holding AG (e)	4,729	1,158,382
SGS SA	1,353	3,704,036
Sika AG	31,467	5,909,303
Sonova Holding AG	14,086	3,222,026
STMicroelectronics NV	167,089	4,495,749
Straumann Holding AG	2,651	2,601,859
Swatch Group AG (e)	7,069	1,971,013
Swatch Group AG (e)	13,237	699,202
Swiss Life Holding AG	8,610	4,319,449
Swiss Prime Site AG (b)	19,666	2,272,552
Swiss Re AG	74,493	8,362,048
Swisscom AG (a)	6,479	3,429,685
Temenos AG	16,698	2,641,745
UBS Group AG (b)	960,365	12,124,193
Vifor Pharma AG	11,253	2,052,814
Zurich Insurance Group AG	37,413	15,342,286
		358,879,344
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	25,744	602,624
UNITED KINGDOM — 14.6%
3i Group PLC	245,281	3,567,799
Admiral Group PLC	46,985	1,437,200
Ashtead Group PLC	112,013	3,582,118
Associated British Foods PLC	89,799	3,090,614
AstraZeneca PLC	324,592	32,710,365
Auto Trader Group PLC (d)	220,684	1,738,321
AVEVA Group PLC	15,823	975,969
Aviva PLC	982,380	5,448,998
BAE Systems PLC	800,951	5,992,869
Barclays PLC	4,301,409	10,236,417
Barratt Developments PLC	262,383	2,595,122
Berkeley Group Holdings PLC	29,018	1,867,878
BP PLC	5,040,423	31,490,166
British American Tobacco PLC	568,306	24,328,793

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
British Land Co. PLC REIT	214,286	$ 1,813,397
BT Group PLC	2,080,300	5,303,413
Bunzl PLC	86,604	2,369,148
Burberry Group PLC	103,377	3,019,720
Centrica PLC	1,387,500	1,641,416
CNH Industrial NV	248,353	2,729,218
Coca-Cola European Partners PLC (e)	24,400	1,241,472
Coca-Cola European Partners PLC (e)	35,366	1,772,530
Compass Group PLC	395,527	9,903,121
Croda International PLC	33,122	2,246,574
DCC PLC	23,850	2,067,597
Diageo PLC	583,335	24,732,615
Direct Line Insurance Group PLC	364,371	1,508,440
easyJet PLC	44,752	844,518
Experian PLC	227,875	7,703,916
Fiat Chrysler Automobiles NV	265,398	3,930,613
G4S PLC	393,013	1,135,005
GlaxoSmithKline PLC	1,234,785	29,100,567
GVC Holdings PLC	139,499	1,634,014
Halma PLC	92,053	2,580,404
Hargreaves Lansdown PLC	72,826	1,866,816
HSBC Holdings PLC	4,992,712	39,148,851
Imperial Brands PLC	234,196	5,798,597
Informa PLC	317,729	3,607,214
InterContinental Hotels Group PLC	44,129	3,044,593
Intertek Group PLC	41,291	3,201,061
ITV PLC	948,250	1,896,854
J Sainsbury PLC	440,863	1,342,693
JD Sports Fashion PLC	107,276	1,190,062
Johnson Matthey PLC	49,525	1,965,624
Kingfisher PLC	559,595	1,608,673
Land Securities Group PLC REIT	172,937	2,268,074
Legal & General Group PLC	1,470,731	5,903,506
Lloyds Banking Group PLC	17,329,309	14,348,134
London Stock Exchange Group PLC	78,017	8,009,863
M&G PLC (b)	631,607	1,984,704
Marks & Spencer Group PLC	463,710	1,311,531
Meggitt PLC	202,959	1,765,939
Melrose Industries PLC	1,227,736	3,905,092
Micro Focus International PLC ADR (a)	43,670	612,690
Micro Focus International PLC	38,878	547,896
Mondi PLC	124,129	2,914,699
National Grid PLC	863,686	10,804,385
Next PLC	32,521	3,023,510
Ocado Group PLC (b)	111,452	1,888,394
Pearson PLC	204,658	1,727,040
Persimmon PLC	81,441	2,907,609
Prudential PLC	644,516	12,371,896
Reckitt Benckiser Group PLC	172,058	13,970,072
RELX PLC (e)	299,801	7,567,914
Security Description	Shares	Value
RELX PLC (e)	176,822	$ 4,457,919
Rentokil Initial PLC	447,973	2,688,340
Rio Tinto PLC	279,602	16,679,245
Rio Tinto, Ltd.	92,764	6,546,930
Rolls-Royce Holdings PLC	423,929	3,836,853
Royal Bank of Scotland Group PLC	1,206,151	3,839,632
RSA Insurance Group PLC	251,345	1,883,275
Sage Group PLC	279,344	2,771,758
Schroders PLC	29,656	1,309,822
Segro PLC REIT	278,813	3,313,878
Severn Trent PLC	61,952	2,064,085
Smith & Nephew PLC	214,689	5,211,802
Smiths Group PLC	102,649	2,294,056
Spirax-Sarco Engineering PLC	17,903	2,108,442
SSE PLC	255,917	4,876,892
St James's Place PLC	127,093	1,960,628
Standard Chartered PLC	687,994	6,492,960
Standard Life Aberdeen PLC	598,144	2,599,837
Taylor Wimpey PLC	844,503	2,163,674
Tesco PLC	2,396,332	8,101,433
Unilever NV	356,376	20,493,633
Unilever PLC	273,041	15,736,248
United Utilities Group PLC	166,753	2,084,029
Vodafone Group PLC	6,608,161	12,847,614
Weir Group PLC	64,978	1,299,372
Whitbread PLC	32,301	2,073,641
Wm Morrison Supermarkets PLC	586,128	1,551,394
WPP PLC	312,089	4,409,339
		544,541,044
UNITED STATES — 0.2%
Carnival PLC	39,049	1,885,048
Ferguson PLC	57,571	5,224,305
QIAGEN NV (b)	58,454	1,998,620
		9,107,973
TOTAL COMMON STOCKS (Cost $3,187,053,700)		3,679,704,743

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA, (expiring 1/21/20) (b) (Cost: $166,886)	353,399	167,800
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	18,248,665	18,250,489

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	18,362,622	$ 18,362,622
TOTAL SHORT-TERM INVESTMENTS (Cost $36,612,503)		36,613,111
TOTAL INVESTMENTS — 99.7% (Cost $3,223,833,089)		3,716,485,654
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,920,429
NET ASSETS — 100.0%		$ 3,726,406,083
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	438	03/20/2020	$43,467,462	$44,599,350	$1,131,888
During the fiscal year ended December 31, 2019, average notional value related to futures contracts was $42,377,013 or 1% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,679,704,743	$—	$—	$3,679,704,743
Rights	167,800	—	—	167,800
Short-Term Investments	36,613,111	—	—	36,613,111
TOTAL INVESTMENTS	$3,716,485,654	$—	$—	$3,716,485,654
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	1,131,888	—	—	1,131,888
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,131,888	$—	$—	$ 1,131,888
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,717,617,542	$—	$—	$3,717,617,542
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$186,252,357	$168,001,339	$(1,137)	$608	18,248,665	$18,250,489	$165,811
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	764,185,446	774,493,874	—	—	18,362,622	18,362,622	663,068
Total		$28,671,050	$950,437,803	$942,495,213	$(1,137)	$608		$36,613,111	$828,879
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$3,679,872,543
Investments in affiliated issuers, at value	36,613,111
Total Investments	3,716,485,654
Foreign currency, at value	14,751,616
Net cash at broker	1,061,254
Cash	1
Receivable from broker — accumulated variation margin on open futures contracts	1,133,150
Receivable for investments sold	25,834
Dividends receivable — unaffiliated issuers	3,293,909
Dividends receivable — affiliated issuers	31,687
Securities lending income receivable — unaffiliated issuers	16,647
Securities lending income receivable — affiliated issuers	12,365
Receivable for foreign taxes recoverable	8,418,628
Prepaid expenses and other assets	8,574
TOTAL ASSETS	3,745,239,319
LIABILITIES
Payable upon return of securities loaned	18,362,622
Advisory fee payable	391,269
Custodian fees payable	36,201
Trustees’ fees and expenses payable	694
Professional fees payable	34,888
Printing and postage fees payable	7,162
Accrued expenses and other liabilities	400
TOTAL LIABILITIES	18,833,236
NET ASSETS	$3,726,406,083
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,187,220,586
Investments in affiliated issuers	36,612,503
Total cost of investments	$3,223,833,089
Foreign currency, at cost	$ 14,577,680
* Includes investments in securities on loan, at value	$ 55,686,987
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 505,493
Dividend income — unaffiliated issuers	116,574,535
Dividend income — affiliated issuers	165,811
Unaffiliated securities lending income	184,726
Affiliated securities lending income	663,068
Foreign taxes withheld	(9,254,824)
TOTAL INVESTMENT INCOME (LOSS)	108,838,809
EXPENSES
Advisory fee	4,024,761
Administration and custody fees	413,414
Trustees’ fees and expenses	79,020
Professional fees and expenses	209,431
Printing and postage fees	21,319
Insurance expense	17,158
Miscellaneous expenses	26,648
TOTAL EXPENSES	4,791,751
NET INVESTMENT INCOME (LOSS)	$104,047,058
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,463,337)
Investments — affiliated issuers	(1,137)
Foreign currency transactions	95,501
Futures contracts	5,964,157
Net realized gain (loss)	(14,404,816)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	556,622,587
Investments — affiliated issuers	608
Foreign currency translations	197,073
Futures contracts	2,242,585
Net change in unrealized appreciation/depreciation	559,062,853
NET REALIZED AND UNREALIZED GAIN (LOSS)	544,658,037
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$648,705,095
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,047,058	$ 88,501,943
Net realized gain (loss)	(14,404,816)	(25,894,912)
Net change in unrealized appreciation/depreciation	559,062,853	(497,102,616)
Net increase (decrease) in net assets resulting from operations	648,705,095	(434,495,585)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	566,042,704	960,880,616
Withdrawals	(297,852,001)	(572,543,741)
Net increase (decrease) in net assets from capital transactions	268,190,703	388,336,875
Net increase (decrease) in net assets during the period	916,895,798	(46,158,710)
Net assets at beginning of period	2,809,510,285	2,855,668,995
NET ASSETS AT END OF PERIOD	$3,726,406,083	$2,809,510,285
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
21

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,133,150	$—	$1,133,150
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$5,964,157	$—	$5,964,157
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,242,585	$—	$2,242,585
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$507,602,292	$96,802,492
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,285,979,549	$668,163,421	$236,525,428	$431,637,993
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 55,686,987	$ 18,362,622	$ 40,093,709	$ 58,456,331
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$18,362,622	$—	$—	$—	$18,362,622	$18,362,622
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2019.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,069.10	$0.78	$1,024.40	$0.77
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET MASTER FUNDS
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $674,279 and $625,287, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $270,795 and $320,722, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately    $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,152,927 and $36,297,003, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 6, 2020